DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
CDOR	Canadian Dollar Offered Rate
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
BAM	Build America Mutual
ADR	American Depositary Receipt
CPI	Consumer Price Index
CP	Certificate Participation
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of January 31, 2022.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

CONTINUED
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
±	Face Amount of security is not adjusted for inflation.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	950,582	$30,542,203
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	881,899	30,487,235
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	501,996	13,322,963
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	338,890	8,448,536
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	707,396	6,953,704
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	647,853	6,932,024
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	423,128	6,613,487
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,640,483)		$103,300,152

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $270,515)	270,515	270,515
TOTAL INVESTMENTS — (100.0%) (Cost $76,910,998)^^		$103,570,667
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$103,300,152	—	—	$103,300,152
Temporary Cash Investments	270,515	—	—	270,515
TOTAL	$103,570,667	—	—	$103,570,667

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	752,506	$24,178,017
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	697,166	24,101,020
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	396,428	10,521,205
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	269,728	6,724,310
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	335,565	5,244,891
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	187,988	1,847,922
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	172,410	1,844,790
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $51,634,794)		$74,462,155

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $76,626)	76,626	76,626
TOTAL INVESTMENTS — (100.0%) (Cost $51,711,420)^^		$74,538,781
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$74,462,155	—	—	$74,462,155
Temporary Cash Investments	76,626	—	—	76,626
TOTAL	$74,538,781	—	—	$74,538,781

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	419,304	$13,472,249
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	389,628	13,469,438
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	221,085	5,867,606
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	149,662	3,731,079
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	187,168	2,925,435
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	104,302	1,025,283
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	95,745	1,024,473
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $30,658,497)		$41,515,563

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $158,085)	158,085	158,085
TOTAL INVESTMENTS — (100.0%) (Cost $30,816,582)^^		$41,673,648
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,515,563	—	—	$41,515,563
Temporary Cash Investments	158,085	—	—	158,085
TOTAL	$41,673,648	—	—	$41,673,648

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	390,959	$12,561,511
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	362,116	12,518,346
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	207,913	5,518,001
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	140,450	3,501,427
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	175,906	2,749,414
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	97,758	960,958
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	89,808	960,951
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $29,875,745)		$38,770,608

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $2,986)	2,986	2,986
TOTAL INVESTMENTS — (100.0%) (Cost $29,878,731)^^		$38,773,594
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,770,608	—	—	$38,770,608
Temporary Cash Investments	2,986	—	—	2,986
TOTAL	$38,773,594	—	—	$38,773,594

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (98.2%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	32,764	$1,052,696
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	30,406	1,051,120
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	17,247	457,739
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	11,739	292,654
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	14,638	228,792
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	8,119	79,814
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	7,453	79,747
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,927,668)		$3,242,562

TEMPORARY CASH INVESTMENTS — (1.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $58,401)	58,401	58,401
TOTAL INVESTMENTS — (100.0%) (Cost $2,986,069)^^		$3,300,963
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,242,562	—	—	$3,242,562
Temporary Cash Investments	58,401	—	—	58,401
TOTAL	$3,300,963	—	—	$3,300,963

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,298,690	$16,921,936
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	319,113	3,267,714
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	62,509	2,008,417
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	58,085	2,007,997
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	32,906	873,338
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	22,337	556,858
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	27,950	436,856
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $22,673,947)^^		$26,073,116
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$26,073,116	—	—	$26,073,116
TOTAL	$26,073,116	—	—	$26,073,116

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,479,840	$32,312,322
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	120,672	3,877,189
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	111,307	3,847,879
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	240,192	2,692,559
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	63,227	1,678,049
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	43,184	1,076,568
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	53,712	839,518
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $37,996,470)		$46,324,084

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $18,346)	18,346	18,346
TOTAL INVESTMENTS — (100.0%) (Cost $38,014,816)^^		$46,342,430
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$46,324,084	—	—	$46,324,084
Temporary Cash Investments	18,346	—	—	18,346
TOTAL	$46,342,430	—	—	$46,342,430

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,875,785	$76,561,481
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,767,400	19,812,549
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	332,582	10,685,851
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	307,751	10,638,946
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	175,018	4,644,982
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	119,254	2,973,013
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	148,634	2,323,150
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $103,809,053)^^		$127,639,972
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$127,639,972	—	—	$127,639,972
TOTAL	$127,639,972	—	—	$127,639,972

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,198,056	$67,730,672
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	4,256,151	47,711,455
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	615,956	19,790,676
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	571,025	19,740,313
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	322,504	8,559,261
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	220,352	5,493,378
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	274,685	4,293,328
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	273,097	2,684,546
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	250,455	2,679,862
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $140,822,415)^^		$178,683,491
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$178,683,491	—	—	$178,683,491
TOTAL	$178,683,491	—	—	$178,683,491

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,216,245	$58,474,104
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	919,556	29,545,325
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	852,267	29,462,858
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,128,517	27,734,575
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	488,768	12,971,890
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	334,151	8,330,395
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	805,222	7,915,332
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	739,746	7,915,287
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	417,668	6,528,158
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $145,438,948)^^		$188,877,924
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$188,877,924	—	—	$188,877,924
TOTAL	$188,877,924	—	—	$188,877,924

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	3,627,433	$40,663,524
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,024,545	32,918,621
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	947,373	32,750,668
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	538,042	14,279,638
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,139,243	11,198,761
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,046,613	11,198,761
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	365,791	9,119,158
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	457,040	7,143,537
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	171,536	2,235,120
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $121,727,857)		$161,507,788

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $30,824)	30,824	30,824
TOTAL INVESTMENTS — (100.0%) (Cost $121,758,681)^^		$161,538,612
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$161,507,788	—	—	$161,507,788
Temporary Cash Investments	30,824	—	—	30,824
TOTAL	$161,538,612	—	—	$161,538,612

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	997,064	$32,035,666
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	924,090	31,945,786
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	524,262	13,913,910
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,243,718	12,225,750
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,141,715	12,216,354
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	889,042	9,966,161
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	358,435	8,935,774
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	446,576	6,979,991
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $94,702,807)		$128,219,392

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $51,558)	51,558	51,558
TOTAL INVESTMENTS — (100.0%) (Cost $94,754,365)^^		$128,270,950
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$128,219,392	—	—	$128,219,392
Temporary Cash Investments	51,558	—	—	51,558
TOTAL	$128,270,950	—	—	$128,270,950

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (84.2%)
AUSTRALIA — (8.5%)
Australia & New Zealand Banking Group Ltd.
Ω	3.300%, 03/07/22	AUD	1,000	$709,077
	2.625%, 05/19/22		250	251,609
(r)	3M Swap + 0.760%, FRN, 0.825%, 01/16/25	AUD	12,000	8,553,539
	3.700%, 11/16/25		1,300	1,389,491
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	33,650	22,747,529
Ω	4.250%, 04/21/26	AUD	8,000	6,295,489
Bank of New Zealand
Ω	1.000%, 03/03/26		750	716,936
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	4,985,891
Ω	2.750%, 03/10/22		200	200,478
Ω	1.125%, 06/15/26		14,375	13,845,348
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	9,809,337
#Ω	1.625%, 04/27/26		2,300	2,229,379
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		2,631	2,808,063
National Australia Bank Ltd.
#	2.500%, 05/22/22		1,635	1,645,110
(r)	3M Swap + 0.920%, FRN, 0.985%, 06/19/24	AUD	6,000	4,292,496
(r)	3M Swap + 0.770%, FRN, 0.845%, 01/21/25	AUD	22,600	16,123,102
	3.375%, 01/14/26		8,197	8,656,922
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 0.992%, 09/26/23	AUD	6,000	4,286,077
(r)Ω	3M Swap + 1.040%, FRN, 1.089%, 02/26/24	AUD	2,500	1,791,980
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	14,700	11,371,079
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,500	1,128,028
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	2,000	1,488,747
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	10,791,282
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.205%, 04/24/24	AUD	500	$359,435
(r)Ω	3M Swap + 0.880%, FRN, 0.925%, 08/16/24	AUD	3,500	2,502,775
#	2.850%, 05/13/26		8,700	9,030,318
	1.150%, 06/03/26		9,800	9,472,254
Ω	4.125%, 06/04/26	AUD	500	380,909
TOTAL AUSTRALIA				157,862,680
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		1,000	955,281
BELGIUM — (0.0%)
Dexia Credit Local SA
Ω	0.250%, 06/02/22	EUR	350	394,209
CANADA — (14.1%)
Bank of Montreal
	2.280%, 07/29/24	CAD	5,750	4,536,898
	1.250%, 09/15/26		2,000	1,919,793
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.048%, 09/07/23	AUD	10,070	7,201,402
Bank of Nova Scotia
	1.830%, 04/27/22	CAD	6,000	4,734,343
Ω	1.750%, 12/23/22	GBP	3,500	4,732,087
	2.700%, 08/03/26		2,000	2,046,675
	1.300%, 09/15/26		9,182	8,829,608
Canada Government International Bond
	0.750%, 05/19/26		4,000	3,843,291
Canadian Imperial Bank of Commerce
#	0.950%, 10/23/25		6,000	5,767,801
	1.250%, 06/22/26		12,500	11,970,375
Canadian Natural Resources Ltd.
#	2.950%, 01/15/23		1,568	1,591,407
	3.900%, 02/01/25		559	585,031
	2.050%, 07/15/25		555	551,664
CPPIB Capital, Inc.
Ω	0.875%, 09/09/26		25,000	24,044,481
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,396,318
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,052,876
National Bank of Canada
	1.534%, 06/15/26	CAD	3,880	2,927,482

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of British Columbia Canada
#	0.900%, 07/20/26		17,100	$16,518,993
Province of Ontario Canada
	1.350%, 03/08/22	CAD	13,000	10,237,494
	0.625%, 01/21/26		3,800	3,639,568
	1.050%, 04/14/26		12,000	11,642,763
	1.350%, 09/08/26	CAD	16,000	12,219,360
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.538%, 08/21/23	CAD	11,600	9,163,466
Province of Quebec Canada
	2.500%, 09/01/26	CAD	10,000	8,042,717
Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.545%, FRN, 1.258%, 10/19/23	CAD	11,250	8,971,148
(r)	3M CDOR + 0.405%, FRN, 0.968%, 10/13/24	CAD	30,275	24,218,571
Province of Saskatchewan Canada
	2.550%, 06/02/26	CAD	7,000	5,630,012
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,000	1,502,026
Ω	1.000%, 06/29/26		4,469	4,314,050
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,103,659
Royal Bank of Canada
Ω	1.968%, 03/02/22	CAD	2,300	1,811,719
	2.000%, 03/21/22	CAD	15,000	11,825,473
	2.352%, 07/02/24	CAD	6,500	5,141,502
Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	2,063,664
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	586,412
Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	5,000	4,007,041
Ω	0.625%, 07/20/23	EUR	7,300	8,302,993
	0.750%, 01/06/26		7,500	7,157,258
	1.200%, 06/03/26		6,300	6,058,757
Toronto-Dominion Bank, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	4,000	2,864,304
TOTAL CANADA				262,754,482
DENMARK — (0.1%)
Kommunekredit
Ω	0.500%, 01/28/26		1,425	1,359,362
FINLAND — (0.0%)
Nordea Bank Abp
Ω	1.500%, 09/30/26		1,000	966,270
			Face Amount^	Value†
			(000)
FRANCE — (1.2%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		4,400	$4,217,157
BNP Paribas SA
Ω	2.950%, 05/23/22		2,500	2,518,563
BPCE SA
Ω	2.375%, 01/14/25		2,200	2,202,241
#Ω	1.000%, 01/20/26		2,600	2,479,561
Caisse d'Amortissement de la Dette Sociale
#Ω	0.625%, 02/18/26		1,000	958,633
CREDIT AGRICOLE LONDON SR UNSECURED REGS 01/27 4.125
	4.125%, 01/10/27		1,000	1,075,667
Societe Generale SA
Ω	4.250%, 09/14/23		5,000	5,198,620
Ω	2.625%, 10/16/24		1,700	1,717,271
TotalEnergies Capital International SA
Ω	0.250%, 07/12/23	EUR	1,500	1,695,651
TOTAL FRANCE				22,063,364
GERMANY — (3.3%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	5,138,620
Ω	4.250%, 12/15/25		4,700	5,011,400
BMW Finance NV
Ω	0.625%, 10/06/23	EUR	2,200	2,503,227
BMW U.S. Capital LLC
Ω	3.450%, 04/12/23		2,000	2,048,227
Daimler Finance North America LLC
Ω	3.300%, 05/19/25		2,231	2,322,694
Ω	1.450%, 03/02/26		5,333	5,193,395
Kreditanstalt fuer Wiederaufbau
Ω	1.625%, 04/03/24	NOK	86,330	9,663,563
	0.625%, 01/22/26		7,700	7,396,908
	3.200%, 09/11/26	AUD	600	448,343
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,210,732
Landwirtschaftliche Rentenbank
Ω	4.750%, 05/06/26	AUD	2,000	1,580,185
NRW Bank
	1.050%, 03/31/26	AUD	580	394,543
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,867,170
Ω	2.350%, 10/15/26		3,500	3,522,656
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		8,300	8,052,706

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	$511,998
TOTAL GERMANY				60,866,367
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		12,800	12,301,615
	4.450%, 04/03/26		150	159,541
TOTAL IRELAND				12,461,156
ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	403,867
Ω	3.250%, 09/23/24		4,200	4,312,825
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	5,972,781
	2.375%, 10/17/24		3,961	4,012,681
TOTAL ITALY				14,702,154
JAPAN — (5.3%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26		6,000	5,704,543
Aircastle Ltd.
Ω	5.250%, 08/11/25		3,320	3,588,844
	4.250%, 06/15/26		4,800	5,038,961
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,399,808
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,770	1,778,614
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	1,034,737
	2.193%, 02/25/25		8,500	8,537,256
	1.412%, 07/17/25		2,500	2,440,873
	2.757%, 09/13/26		786	798,462
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		5,000	5,009,730
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		9,350	9,037,917
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		2,900	2,992,354
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	607,693
	1.851%, 07/16/25		1,415	1,394,767
	1.653%, 07/14/26		5,528	5,315,458
NTT Finance Corp.
Ω	1.162%, 04/03/26		12,437	11,967,441
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	$5,095,132
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		3,750	3,819,422
	2.696%, 07/16/24		6,500	6,633,285
	0.948%, 01/12/26		3,500	3,343,060
	2.632%, 07/14/26		3,000	3,045,509
Toyota Credit Canada, Inc.
Ω	2.020%, 02/28/22	CAD	1,500	1,181,237
	2.350%, 07/18/22	CAD	3,000	2,375,243
	2.700%, 01/25/23	CAD	4,000	3,186,028
Toyota Motor Credit Corp.
#	1.125%, 06/18/26		360	348,161
Toyota Motor Finance Netherlands BV
Ω	0.625%, 09/26/23	EUR	1,500	1,705,197
TOTAL JAPAN				99,379,732
NETHERLANDS — (1.3%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	1,500	1,114,894
Cooperatieve Rabobank UA
Ω	4.875%, 01/10/23	GBP	350	485,719
Ω	2.625%, 07/22/24		1,000	1,019,736
ING Groep NV
#Ω	4.625%, 01/06/26		8,525	9,316,005
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,015,839
Shell International Finance BV
Ω	1.000%, 04/06/22	EUR	6,000	6,757,217
	3.250%, 05/11/25		4,000	4,180,535
TOTAL NETHERLANDS				23,889,945
NEW ZEALAND — (1.1%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	19,654,554
NORWAY — (2.9%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,000	1,021,037
Equinor ASA
	1.750%, 01/22/26		6,500	6,432,697
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	68,998
Ω	0.500%, 01/13/26		2,500	2,389,781
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	374,700	43,290,093
TOTAL NORWAY				53,202,606
SPAIN — (0.6%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,053,089

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander Holdings USA, Inc.
#	3.400%, 01/18/23		3,650	$3,715,113
	3.500%, 06/07/24		1,550	1,595,768
	3.244%, 10/05/26		4,000	4,090,130
TOTAL SPAIN				11,454,100
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.0%)
African Development Bank
#	0.875%, 03/23/26		10,500	10,164,778
	0.875%, 07/22/26		22,400	21,646,957
Asian Development Bank
	1.625%, 01/28/25	NZD	667	424,765
	0.800%, 11/06/25	AUD	15,650	10,691,543
	0.500%, 02/04/26		9,102	8,697,399
	1.000%, 04/14/26		2,000	1,946,784
	0.500%, 05/05/26	AUD	10,700	7,139,676
Asian Infrastructure Investment Bank
Ω	1.000%, 05/06/26	AUD	17,500	11,921,214
European Bank for Reconstruction & Development
	0.500%, 01/28/26		20,000	19,128,464
European Investment Bank
	1.500%, 01/26/24	NOK	50,000	5,592,703
	0.375%, 03/26/26		3,000	2,855,809
Inter-American Development Bank
Ω	2.750%, 10/30/25	AUD	1,000	732,985
	0.875%, 04/20/26		8,650	8,364,028
	4.250%, 06/11/26	AUD	21,500	16,699,002
	1.000%, 06/29/26	CAD	25,000	18,899,618
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,572	1,047,821
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.359%, 09/18/25		9,000	9,052,740
International Finance Corp.
	0.375%, 09/10/25	NZD	2,000	1,204,952
Ω	3.200%, 07/22/26	AUD	2,500	1,866,208
Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	8,435,181
#	0.500%, 01/21/26		2,000	1,914,867
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				168,427,494
SWEDEN — (1.3%)
Kommuninvest I Sverige AB
Ω	1.000%, 11/13/23	SEK	10,000	1,086,872
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
#Ω	1.200%, 09/09/26		5,250	$5,054,931
Svenska Handelsbanken AB
Ω	2.750%, 12/05/22	GBP	2,000	2,724,470
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r)	0.505%, 03/04/26	AUD	5,000	3,510,404
Swedbank AB
Ω	0.250%, 11/07/22	EUR	4,400	4,969,548
Ω	1.625%, 12/28/22	GBP	5,000	6,749,768
Ω	0.400%, 08/29/23	EUR	250	283,432
TOTAL SWEDEN				24,379,425
SWITZERLAND — (1.7%)
Credit Suisse Group AG
#	3.750%, 03/26/25		1,200	1,248,713
	4.550%, 04/17/26		9,150	9,855,516
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		6,000	5,735,684
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		7,209	6,958,717
UBS Group AG
	4.125%, 09/24/25		3,000	3,189,637
#	4.125%, 04/15/26		5,000	5,344,776
TOTAL SWITZERLAND				32,333,043
UNITED KINGDOM — (3.2%)
AstraZeneca PLC
	0.700%, 04/08/26		4,000	3,801,523
Barclays PLC
	4.375%, 01/12/26		4,400	4,699,336
BAT International Finance PLC
Ω	3.950%, 06/15/25		2,000	2,105,744
	1.668%, 03/25/26		4,500	4,334,360
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,244	1,288,630
BP Capital Markets PLC
#	3.814%, 02/10/24		709	740,050
CNH Industrial Capital LLC
	4.375%, 04/05/22		3,000	3,018,459
	4.200%, 01/15/24		210	219,175
HSBC Holdings PLC
#	3.600%, 05/25/23		775	797,678
	3.900%, 05/25/26		8,500	8,995,618
Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	7,641,270
LSEGA Financing PLC
Ω	1.375%, 04/06/26		4,064	3,911,907
Nationwide Building Society
Ω	3.900%, 07/21/25		1,000	1,055,674
Ω	1.500%, 10/13/26		6,000	5,787,359
	1.500%, 10/13/26		1,500	1,446,840

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Natwest Group PLC
4.800%, 04/05/26		7,200	$7,840,557
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,590,670
TOTAL UNITED KINGDOM			59,274,850
UNITED STATES — (29.1%)
AbbVie, Inc.
3.250%, 10/01/22		2,300	2,323,260
2.900%, 11/06/22		1,000	1,013,917
Aetna, Inc.
2.750%, 11/15/22		825	832,950
Aflac, Inc.
1.125%, 03/15/26		603	582,657
Albemarle Corp.
4.150%, 12/01/24		600	634,512
Amazon.com, Inc.
1.000%, 05/12/26		1,500	1,455,423
American Express Co.
2.500%, 08/01/22		7,383	7,440,587
American Tower Corp.
1.600%, 04/15/26		5,500	5,324,041
3.375%, 10/15/26		3,000	3,119,587
Ameriprise Financial, Inc.
2.875%, 09/15/26		1,000	1,031,799
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	4,143,058
Amgen, Inc.
# 2.600%, 08/19/26		7,480	7,636,748
Anthem, Inc.
3.125%, 05/15/22		1,907	1,920,221
1.500%, 03/15/26		3,000	2,935,483
Aon PLC
3.500%, 06/14/24		200	207,359
Apple, Inc.
0.700%, 02/08/26		3,120	2,995,778
Ares Capital Corp.
3.250%, 07/15/25		4,860	4,950,034
3.875%, 01/15/26		6,750	6,956,191
# 2.150%, 07/15/26		1,000	964,192
Arizona Public Service Co.
3.150%, 05/15/25		3,842	3,960,315
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,439,859
AT&T, Inc.
3.000%, 06/30/22		620	623,315
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,016,492
Avnet, Inc.
4.625%, 04/15/26		5,000	5,354,308
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	624,361
Bank of America Corp.
3.300%, 01/11/23		500	510,782
3.500%, 04/19/26		4,000	4,220,231
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	600	680,171
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Boardwalk Pipelines LP
	5.950%, 06/01/26	1,600	$1,799,025
	Boeing Co.
	2.800%, 03/01/23	3,300	3,344,043
	2.600%, 10/30/25	7,882	7,927,274
	3.100%, 05/01/26	1,000	1,015,828
	2.250%, 06/15/26	154	152,038
	Booking Holdings, Inc.
	2.750%, 03/15/23	4,500	4,571,588
#	3.650%, 03/15/25	1,697	1,782,182
	Broadcom, Inc.
	4.700%, 04/15/25	4,350	4,672,079
	4.250%, 04/15/26	4,000	4,273,464
	Brown & Brown, Inc.
	4.200%, 09/15/24	10,428	10,987,547
	Bunge Ltd. Finance Corp.
	3.000%, 09/25/22	3,000	3,034,553
	4.350%, 03/15/24	5,034	5,284,961
	1.630%, 08/17/25	400	392,362
	Campbell Soup Co.
	2.500%, 08/02/22	1,000	1,008,242
	3.650%, 03/15/23	3,143	3,219,705
	Capital One Financial Corp.
#	3.200%, 01/30/23	6,000	6,114,670
	3.200%, 02/05/25	1,900	1,959,446
	Cargill, Inc.
Ω	0.750%, 02/02/26	900	860,781
	Caterpillar Financial Services Corp.
#	2.625%, 03/01/23	500	507,555
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26	1,973	1,895,414
	CenterPoint Energy, Inc.
	1.450%, 06/01/26	500	484,860
	Chevron Corp.
	2.498%, 03/03/22	4,680	4,680,274
#	2.954%, 05/16/26	4,100	4,259,234
	Chevron USA, Inc.
	0.687%, 08/12/25	1,000	964,245
	Church & Dwight Co., Inc.
	2.875%, 10/01/22	1,000	1,012,756
	Cigna Corp.
	3.750%, 07/15/23	1,084	1,118,014
	1.250%, 03/15/26	11,000	10,616,747
	Citigroup, Inc.
	3.875%, 10/25/23	530	552,534
	3.700%, 01/12/26	2,000	2,118,775
	3.400%, 05/01/26	6,000	6,301,740
	3.200%, 10/21/26	4,000	4,145,847
	Citizens Bank NA
	3.700%, 03/29/23	8,178	8,374,739
	CNA Financial Corp.
	3.950%, 05/15/24	3,000	3,128,160
	Comcast Cable Communications Holdings, Inc.
#	9.455%, 11/15/22	1,159	1,236,120

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Conagra Brands, Inc.
	3.200%, 01/25/23	1,083	$1,099,143
	Constellation Brands, Inc.
	3.200%, 02/15/23	1,706	1,734,943
	Crown Castle International Corp.
	1.050%, 07/15/26	4,000	3,774,665
CVS Health Corp.
#	3.500%, 07/20/22	2,500	2,521,484
	2.750%, 12/01/22	2,500	2,526,482
	Discover Financial Services
	3.750%, 03/04/25	250	261,659
Discovery Communications LLC
	3.450%, 03/15/25	200	206,679
	4.900%, 03/11/26	2,000	2,170,389
	Dollar General Corp.
	3.250%, 04/15/23	2,320	2,362,587
Duke Energy Corp.
	2.400%, 08/15/22	1,357	1,366,474
	2.650%, 09/01/26	2,900	2,955,597
	DXC Technology Co.
#	1.800%, 09/15/26	1,069	1,034,136
	eBay, Inc.
	2.750%, 01/30/23	417	423,268
Edison International
	2.400%, 09/15/22	300	302,050
	2.950%, 03/15/23	2,998	3,029,193
	4.950%, 04/15/25	5,257	5,659,674
	Energy Transfer L.P.
	4.050%, 03/15/25	300	313,845
Energy Transfer LP
	3.450%, 01/15/23	53	53,846
	4.750%, 01/15/26	10,000	10,739,895
Enterprise Products Operating LLC
	3.350%, 03/15/23	1,200	1,222,083
	3.700%, 02/15/26	357	376,581
	EOG Resources, Inc.
	4.150%, 01/15/26	2,723	2,937,585
	Equifax, Inc.
#	3.950%, 06/15/23	5,000	5,152,029
	Equinix, Inc.
	1.450%, 05/15/26	400	385,726
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	1,047,231
	Exelon Generation Co. LLC
	3.250%, 06/01/25	4,000	4,139,425
	Exxon Mobil Corp.
#	3.043%, 03/01/26	3,000	3,116,288
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	4,000	4,393,666
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	1,600	1,531,094
	Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,001,872
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Flex Ltd.
	5.000%, 02/15/23	8,000	$8,292,110
	3.750%, 02/01/26	3,237	3,395,724
	Franklin Resources, Inc.
	2.850%, 03/30/25	1,700	1,751,962
	General Mills, Inc.
	2.600%, 10/12/22	4,385	4,431,379
General Motors Financial Co., Inc.
	3.250%, 01/05/23	500	508,597
	2.750%, 06/20/25	6,300	6,379,591
	1.250%, 01/08/26	6,640	6,348,557
	Gilead Sciences, Inc.
	3.650%, 03/01/26	4,700	4,965,859
Global Payments, Inc.
	3.750%, 06/01/23	4,480	4,582,453
	2.650%, 02/15/25	2,500	2,525,625
	1.200%, 03/01/26	700	666,748
Goldman Sachs Group, Inc.
#	3.625%, 01/22/23	205	210,230
	3.750%, 05/22/25	1,500	1,569,632
#	3.750%, 02/25/26	1,800	1,901,068
	Halliburton Co.
	3.500%, 08/01/23	500	512,388
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22	2,924	2,934,281
Ω	3.350%, 02/15/23	500	508,857
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	921	962,248
	1.750%, 04/01/26	1,000	976,688
	HP, Inc.
	2.200%, 06/17/25	5,500	5,510,602
	International Business Machines Corp.
	3.300%, 05/15/26	6,000	6,270,293
	J M Smucker Co.
	3.500%, 03/15/25	1,000	1,048,318
	John Deere Capital Corp.
	2.700%, 01/06/23	2,000	2,033,729
JPMorgan Chase & Co.
#	3.250%, 09/23/22	2,422	2,460,175
	3.300%, 04/01/26	1,500	1,566,652
	3.200%, 06/15/26	9,500	9,879,538
	Kellogg Co.
	3.250%, 04/01/26	545	567,090
	Kroger Co.
	2.800%, 08/01/22	500	503,791
Laboratory Corp. of America Holdings
	4.000%, 11/01/23	5,000	5,172,866
	1.550%, 06/01/26	1,000	969,566
	Lazard Group LLC
	3.750%, 02/13/25	1,000	1,047,057
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,500	1,549,352

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Marathon Petroleum Corp.
	4.700%, 05/01/25	3,200	$3,441,065
	5.125%, 12/15/26	284	317,752
McKesson Corp.
#	2.700%, 12/15/22	2,451	2,477,066
	2.850%, 03/15/23	1,220	1,234,892
Merck & Co., Inc.
#	0.750%, 02/24/26	4,000	3,842,972
Morgan Stanley
	3.125%, 01/23/23	5,400	5,503,017
Morgan Stanley Domestic Holdings, Inc.
	2.950%, 08/24/22	8,280	8,357,058
Mosaic Co.
#	3.250%, 11/15/22	1,000	1,015,275
MPLX LP
	4.875%, 12/01/24	1,330	1,422,816
	1.750%, 03/01/26	4,200	4,094,505
Mylan, Inc.
	4.200%, 11/29/23	200	207,585
National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26	1,800	1,725,383
National Securities Clearing Corp.
Ω	0.750%, 12/07/25	500	478,951
NetApp, Inc.
	3.250%, 12/15/22	2,000	2,017,485
Nucor Corp.
	2.000%, 06/01/25	2,000	1,994,932
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.600%, 04/15/26	2,250	2,366,906
Oracle Corp.
	2.500%, 10/15/22	2,000	2,020,157
	1.650%, 03/25/26	4,000	3,867,945
PACCAR Financial Corp.
#	2.650%, 05/10/22	4,750	4,778,341
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23	822	845,423
Ω	4.125%, 08/01/23	700	724,148
Ω	4.450%, 01/29/26	1,572	1,694,500
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24	500	508,939
Philip Morris International, Inc.
	2.375%, 08/17/22	200	201,465
	2.750%, 02/25/26	3,736	3,826,037
	0.875%, 05/01/26	1,000	948,813
Phillips 66 Partners LP
	2.450%, 12/15/24	3,393	3,438,330
#	3.605%, 02/15/25	3,333	3,462,278
PPG Industries, Inc.
	1.200%, 03/15/26	5,374	5,181,208
Principal Financial Group, Inc.
	3.300%, 09/15/22	1,516	1,537,714
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.125%, 05/15/23	890	$909,219
	Public Storage
	0.875%, 02/15/26	1,000	958,936
	PulteGroup, Inc.
	5.500%, 03/01/26	1,000	1,115,500
	Raytheon Technologies Corp.
	3.950%, 08/16/25	1,000	1,065,400
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23	4,600	4,822,961
	Ross Stores, Inc.
	4.600%, 04/15/25	1,000	1,075,212
	Royalty Pharma PLC
	1.200%, 09/02/25	1,950	1,872,619
Ryder System, Inc.
	2.875%, 06/01/22	383	385,052
	3.400%, 03/01/23	1,200	1,225,476
	Sherwin-Williams Co.
	2.750%, 06/01/22	207	207,974
	Simon Property Group L.P.
	3.300%, 01/15/26	600	625,236
Southwest Airlines Co.
	4.750%, 05/04/23	1,000	1,038,105
	5.250%, 05/04/25	3,000	3,272,639
	Southwestern Electric Power Co.
	1.650%, 03/15/26	7,381	7,202,092
	Steel Dynamics, Inc.
	2.400%, 06/15/25	100	100,813
	UBS AG
Ω	1.250%, 06/01/26	4,000	3,855,181
	United Parcel Service, Inc.
	2.450%, 10/01/22	300	303,264
	UnitedHealth Group, Inc.
#	1.150%, 05/15/26	500	484,332
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	2,400	2,534,057
Valero Energy Corp.
	2.850%, 04/15/25	2,200	2,245,267
	3.400%, 09/15/26	300	311,780
	Ventas Realty LP
	2.650%, 01/15/25	800	813,901
Verizon Communications, Inc.
	3.376%, 02/15/25	1,000	1,046,676
	1.450%, 03/20/26	5,800	5,660,770
	VF Corp.
#	2.400%, 04/23/25	5,700	5,788,780
ViacomCBS, Inc.
#	3.500%, 01/15/25	100	103,723
	4.750%, 05/15/25	6,900	7,419,652
	Visa, Inc.
	3.150%, 12/14/25	571	598,842
	VMware, Inc.
#	1.400%, 08/15/26	12,325	11,806,101
	Vornado Realty LP
	2.150%, 06/01/26	9,500	9,350,800

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	$708,100
Walt Disney Co.
1.750%, 01/13/26		2,638	2,613,440
Waste Management, Inc.
2.400%, 05/15/23		200	202,741
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	789,057
# 3.550%, 09/29/25		800	839,960
3.000%, 04/22/26		10,840	11,142,486
2.975%, 05/19/26	CAD	1,000	795,138
Western Union Co.
1.350%, 03/15/26		11,347	10,908,451
Whirlpool Corp.
# 3.700%, 03/01/23		2,170	2,222,561
Williams Cos., Inc.
3.700%, 01/15/23		3,190	3,246,369
3.900%, 01/15/25		2,161	2,275,046
Zimmer Biomet Holdings, Inc.
# 3.150%, 04/01/22		950	951,899
# 3.050%, 01/15/26		2,000	2,048,097
Zoetis, Inc.
# 3.250%, 02/01/23		2,476	2,516,270
TOTAL UNITED STATES			542,529,981
TOTAL BONDS			1,568,911,055
U.S. TREASURY OBLIGATIONS — (14.4%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/26		4,780	5,098,436
	Face Amount^	Value†
	(000)

U.S. Treasury Notes
2.625%, 06/30/23	50,000	$51,146,484
0.625%, 10/15/24	13,000	12,757,266
0.750%, 11/15/24	12,000	11,801,250
0.250%, 08/31/25	50,000	47,839,844
0.250%, 10/31/25	5,000	4,771,875
0.500%, 02/28/26	11,000	10,541,523
0.750%, 03/31/26	19,000	18,378,789
0.750%, 04/30/26	4,000	3,865,469
0.750%, 05/31/26	94,000	90,739,375
0.875%, 06/30/26	12,000	11,638,125
TOTAL U.S. TREASURY OBLIGATIONS		268,578,436
TOTAL INVESTMENT SECURITIES (Cost $1,882,346,572)		1,837,489,491

		Shares
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	2,288,213	26,472,339
TOTAL INVESTMENTS — (100.0%)
(Cost $1,908,817,274)^^			$1,863,961,830

As of January 31, 2022, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	25,092,318	AUD	34,897,033	HSBC Bank	02/02/22	$418,368
AUD	34,897,033	USD	24,617,414	Mellon Bank	02/02/22	56,536
GBP	10,999,441	USD	14,751,570	State Street Bank and Trust	02/02/22	41,572
USD	142,723,238	AUD	198,264,693	State Street Bank and Trust	02/07/22	2,537,908
USD	22,276,859	NZD	32,520,630	State Street Bank and Trust	02/08/22	879,792
USD	68,954,792	NOK	612,139,751	Citibank, N.A.	02/11/22	138,615
USD	80,224,285	CAD	100,991,753	HSBC Bank	03/02/22	776,348
USD	57,722,584	CAD	73,233,024	HSBC Bank	03/07/22	112,713
USD	22,139,672	EUR	19,447,821	State Street Bank and Trust	04/11/22	255,511
USD	16,874,380	EUR	14,838,345	State Street Bank and Trust	04/20/22	172,887
USD	1,102,556	SEK	10,208,561	Morgan Stanley and Co. International	04/25/22	6,645
Total Appreciation						$5,396,895
USD	14,563,416	GBP	10,999,441	State Street Bank and Trust	02/02/22	$(229,726)
USD	8,611,793	CAD	11,003,195	HSBC Bank	02/08/22	(44,254)

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	23,203,652	AUD	32,876,421	Mellon Bank	04/29/22	$(53,329)
USD	14,757,260	GBP	11,008,565	State Street Bank and Trust	04/29/22	(41,450)
Total (Depreciation)						$(368,759)
Total Appreciation (Depreciation)						$5,028,136
As of January 31, 2022, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	$35,615	$35,615
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	1,324,415	1,324,415
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	439,285	439,285
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	642,527	642,527
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	1,183,507	1,183,507
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	2,022,078	2,022,078
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD	25,000,000	06/07/26	—	—	1,214,730	1,214,730
Bank of America Corp.	2.699%	Fixed	CPI	Maturity	USD	24,000,000	07/27/26	—	—	954,032	954,032
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	2,289,336	2,289,336
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	2,892,315	2,892,315
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	1,852,480	1,852,480
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	1,561,888	1,561,888
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	2,811,835	2,811,835
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	984,437	984,437
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	1,317,939	1,317,939
Bank of America Corp.	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	3,989,273	3,989,273
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	4,415,173	4,415,173
Citibank, N.A.	3.590%	Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	209,928	209,928
Citibank, N.A.	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	249,701	249,701
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	7,200	7,200
Citibank, N.A.	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	810,753	810,753
Citibank, N.A.	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	465,984	465,984
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	1,874,204	1,874,204
Citibank, N.A.	2.255%	Fixed	CPI	Maturity	USD	29,000,000	02/19/22	—	—	1,373,189	1,373,189
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	1,290,798	1,290,798
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	1,196,806	1,196,806
Citibank, N.A.	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	1,506,301	1,506,301
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	1,557,347	1,557,347

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	$3,283,269	$3,283,269
Citibank, N.A.	0.530%	Fixed	CPI	Maturity	USD	35,000,000	03/11/22	—	—	2,617,356	2,617,356
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	219,519	219,519
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	20,597	20,597
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	399,166	399,166
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	92,591	92,591
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	690,457	690,457
Deutsche Bank AG	2.778%	Fixed	CPI	Maturity	USD	36,000,000	05/07/26	—	—	1,736,683	1,736,683
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	1,231,513	1,231,513
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	1,518,975	1,518,975
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	1,367,166	1,367,166
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	1,569,277	1,569,277
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	915,513	915,513
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	1,847,577	1,847,577
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	2,071,963	2,071,963
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	2,558,246	2,558,246
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	3,125,757	3,125,757
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,390,415	1,390,415
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	3,129,250	3,129,250
Deutsche Bank AG	2.210%	Fixed	CPI	Maturity	USD	45,000,000	02/17/22	—	—	2,127,965	2,127,965
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	1,696,002	1,696,002
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	1,661,420	1,661,420
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	2,480,108	2,480,108
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	3,823,126	3,823,126
Total Appreciation										$82,046,987	$82,046,987
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	(33,117)	(33,117)
Citibank, N.A.	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	(47,674)	(47,674)
Citibank, N.A.	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	(21,625)	(21,625)
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	(32,162)	(32,162)
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	(15,899)	(15,899)
Total (Depreciation)										$(150,477)	$(150,477)
Total Appreciation (Depreciation)										$81,896,510	$81,896,510

DFA Short-Duration Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$157,862,680	—	$157,862,680
Austria	—	955,281	—	955,281
Belgium	—	394,209	—	394,209
Canada	—	262,754,482	—	262,754,482
Denmark	—	1,359,362	—	1,359,362
Finland	—	966,270	—	966,270
France	—	22,063,364	—	22,063,364
Germany	—	60,866,367	—	60,866,367
Ireland	—	12,461,156	—	12,461,156
Italy	—	14,702,154	—	14,702,154
Japan	—	99,379,732	—	99,379,732
Netherlands	—	23,889,945	—	23,889,945
New Zealand	—	19,654,554	—	19,654,554
Norway	—	53,202,606	—	53,202,606
Spain	—	11,454,100	—	11,454,100
Supranational Organization Obligations	—	168,427,494	—	168,427,494
Sweden	—	24,379,425	—	24,379,425
Switzerland	—	32,333,043	—	32,333,043
United Kingdom	—	59,274,850	—	59,274,850
United States	—	542,529,981	—	542,529,981
U.S. Treasury Obligations	—	268,578,436	—	268,578,436
Securities Lending Collateral	—	26,472,339	—	26,472,339
Forward Currency Contracts**	—	5,028,136	—	5,028,136
Swap Agreements**	—	81,896,510	—	81,896,510
TOTAL	—	$1,950,886,476	—	$1,950,886,476
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.7%)
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	$2,337,677
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	6,244,828
TOTAL ALABAMA		8,582,505
ALASKA — (0.3%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	600	638,572
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,751,183
TOTAL ALASKA		3,389,755
ARIZONA — (0.4%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,075,668
City of Tucson (GO) Series A
5.000%, 07/01/22	500	509,522
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	670,245
TOTAL ARIZONA		5,255,435
CALIFORNIA — (3.7%)
Los Angeles Unified School District
5.000%, 07/01/25	4,920	5,545,885
5.000%, 07/01/23	6,935	7,343,603
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	886,409
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	2,700	2,860,264
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	$606,268
Santa Clara County Financing Authority, California Lease (RB) Series A
5.000%, 05/01/26	1,435	1,657,812
State of California (GO)
3.000%, 03/01/26	2,000	2,131,165
5.000%, 08/01/26	9,000	10,418,055
3.500%, 08/01/27	1,500	1,660,903
5.000%, 08/01/27	4,000	4,744,895
5.000%, 12/01/27	1,590	1,900,098
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,547,076
5.000%, 09/01/26	1,000	1,160,069
State of California
5.000%, 10/01/29	1,000	1,140,345
TOTAL CALIFORNIA		45,602,847
COLORADO — (1.1%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,515,294
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,771,668
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	627,014
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	997,697
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,959,658
5.000%, 12/01/26	335	393,520

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	520	$594,714
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,117,528
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	445,642
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,559,108
TOTAL COLORADO		13,981,843
CONNECTICUT — (0.6%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	1,314,563
City of Danbury (GO) Series B
4.000%, 07/15/26	735	821,202
4.000%, 07/15/27	700	796,489
City of Middletown (GO)
5.000%, 04/01/23	950	997,265
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,500,464
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,602,065
TOTAL CONNECTICUT		7,032,048
DELAWARE — (0.5%)
County of New Castle Series
5.000%, 10/01/23	1,500	1,603,101
Delaware State (GO)
5.000%, 03/01/22	1,000	1,003,850
New Castle County (GO)
5.000%, 10/01/23	2,275	2,431,370
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,480,182
TOTAL DELAWARE		6,518,503
DISTRICT OF COLUMBIA — (0.7%)
District of Columbia
4.000%, 02/01/27	1,060	1,198,937
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
District of Columbia (GO) Series E
5.000%, 06/01/26	1,875	$2,172,862
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,377,050
TOTAL DISTRICT OF COLUMBIA		8,748,849
FLORIDA — (1.6%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	389,755
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,786,709
Florida State (GO)
5.000%, 07/01/24	500	546,996
Florida State (GO) Series A
5.000%, 06/01/23	700	739,177
5.000%, 06/01/24	225	245,533
Florida State (GO) Series B
5.000%, 06/01/23	650	686,379
5.000%, 06/01/25	3,000	3,377,580
Miami-Dade County (GO)
5.000%, 07/01/23	1,955	2,071,329
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,096,475
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,827,627
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,341,647
TOTAL FLORIDA		20,109,207
GEORGIA — (3.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,685,412
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,419,644
Georgia State
5.000%, 02/01/25	2,500	2,788,775
5.000%, 02/01/31	6,705	7,880,941
Georgia State (GO) Series A
5.000%, 07/01/25	5,000	5,648,619
5.000%, 07/01/26	1,200	1,394,972
5.000%, 07/01/27	8,000	9,545,262

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	$3,503,993
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,688,328
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,143,176
Henry County (GO)
5.000%, 05/01/22	400	404,618
TOTAL GEORGIA		40,103,740
HAWAII — (2.3%)
5.000%, 03/01/27	4,850	5,721,134
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,296,296
5.000%, 10/01/25	450	511,419
5.000%, 10/01/26	430	487,034
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,272,973
Hawaii State
5.000%, 10/01/27	3,505	3,969,892
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	310,209
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,030,703
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,190,552
4.000%, 10/01/30	4,960	5,531,199
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,895,777
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,301,092
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	323,945
Maui County (GO)
5.000%, 03/01/25	750	837,818
TOTAL HAWAII		28,680,043
IOWA — (0.3%)
City of Ankeny (GO) Series A
5.000%, 06/01/22	1,320	1,340,286
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,317,627
	Face Amount	Value†
	(000)
IOWA — (Continued)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	$1,062,116
TOTAL IOWA		3,720,029
KANSAS — (0.9%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	5,000	5,050,066
City of Merriam (GO)
5.000%, 10/01/25	200	227,529
City of Shawnee
4.000%, 12/01/26	1,125	1,265,027
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	730,215
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,441,334
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,754,206
TOTAL KANSAS		10,468,377
KENTUCKY — (0.5%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,555,423
5.000%, 12/01/25	3,800	4,331,416
TOTAL KENTUCKY		5,886,839
LOUISIANA — (0.2%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,000	1,101,674
Louisiana State (GO) Series C
5.000%, 07/15/22	250	255,192
5.000%, 08/01/23	1,100	1,167,648
TOTAL LOUISIANA		2,524,514
MAINE — (0.1%)
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,068,045

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MAINE — (Continued)
Maine State (GO) Series B
5.000%, 06/01/23	495	$522,976
TOTAL MAINE		1,591,021
MARYLAND — (8.2%)
Anne County Arundel (GO)
5.000%, 04/01/22	1,105	1,113,545
5.000%, 04/01/23	4,000	4,199,969
Baltimore County (GO) (BAN)
4.000%, 03/23/22	15,000	15,081,322
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,272,850
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	665,210
County of Prince George's MD (GO) Series B
4.000%, 07/15/22	1,000	1,016,342
Harford County (GO)
4.000%, 10/01/22	1,750	1,790,761
Howard County (GO) Series A
5.000%, 08/15/22	800	819,622
5.000%, 02/15/28	3,000	3,627,970
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,325,624
5.000%, 02/15/25	8,390	9,364,894
Maryland State (GO) Series
5.000%, 03/15/27	5,645	6,680,564
Maryland State (GO) Series A
5.000%, 08/01/26	2,500	2,910,529
5.000%, 03/15/28	7,000	8,481,285
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,871,011
5.000%, 08/01/26	6,500	7,567,376
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,089,859
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	7,979,850
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,075,180
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,720,732
3.000%, 06/01/26	2,080	2,230,032
Wicomico County (GO) Series
5.000%, 12/01/25	1,000	1,142,267
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 12/01/27	2,315	$2,780,822
TOTAL MARYLAND		100,807,616
MASSACHUSETTS — (5.2%)
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,162,835
City of Quincy (GO)
1.500%, 09/16/22	1,000	1,005,451
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	1,065	1,269,472
City of Worcester (GO) (BAN)
2.000%, 02/01/22	10,000	10,000,000
Commonwealth of Massachusetts
5.000%, 11/01/25	10,220	11,634,375
5.000%, 07/01/29	4,250	4,920,669
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,215,575
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,199,969
5.000%, 08/01/24	1,360	1,491,150
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,197,114
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,696,820
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	11,109,983
Town of East Bridgewater (GO)
5.000%, 04/15/22	1,585	1,600,104
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,133,398
Town of Nantucket
5.000%, 10/01/23	1,775	1,896,697
Town of Sharon (GO)
5.000%, 02/15/22	1,390	1,392,385
Town of Watertown (GO)
5.000%, 04/15/22	2,405	2,427,868
5.000%, 04/15/23	1,895	1,992,570
TOTAL MASSACHUSETTS		63,346,435
MICHIGAN — (0.1%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,684,588

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (3.7%)
City of Lakeville (GO) Series A
4.000%, 02/01/27	1,080	$1,219,881
City of Minneapolis
4.000%, 12/01/28	3,500	4,074,618
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,565,489
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,611,532
Lakeville Independent School District No. 194 (SD CRED PROG) Series B
4.000%, 02/01/26	1,115	1,235,277
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	4,174,056
5.000%, 02/01/26	1,730	1,983,901
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,762,381
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	480	517,492
Minnesota State
4.000%, 08/01/26	1,000	1,120,131
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	7,925,082
5.000%, 08/01/28	6,000	7,334,802
Minnesota State (GO) Series B
2.000%, 08/01/22	1,300	1,310,200
Ramsey County (GO) Series A
5.000%, 02/01/23	450	469,492
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,507,217
TOTAL MINNESOTA		44,811,551
MISSOURI — (0.8%)
City of Kansas City (GO) Series A
3.000%, 02/01/22	2,495	2,495,000
3.000%, 02/01/23	1,980	2,027,060
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,000	$1,144,117
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,615,153
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,046,777
TOTAL MISSOURI		10,328,107
NEBRASKA — (1.0%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,390,985
Lancaster County School District 001 (GO)
5.000%, 01/15/27	2,580	3,032,333
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,537,474
5.000%, 12/15/26	3,975	4,678,284
TOTAL NEBRASKA		12,639,076
NEVADA — (2.8%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,580,691
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/27	6,115	7,222,548
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,018,971
Washoe County
5.000%, 03/01/26	2,460	2,812,888
5.000%, 03/01/27	1,170	1,372,606
TOTAL NEVADA		34,007,704
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,143,955
NEW JERSEY — (0.7%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,079,794
Monmouth County (GO)
5.000%, 07/15/26	1,665	1,932,112
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	4,951,937
TOTAL NEW JERSEY		7,963,843

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (0.5%)
New Mexico State (GO) Series B
5.000%, 03/01/24	100	$108,198
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,463,166
TOTAL NEW MEXICO		6,571,364
NEW YORK — (5.6%)
5.000%, 08/01/26	4,150	4,794,070
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,418,630
City of New York (GO) Series J
5.000%, 08/01/22	650	664,776
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,641,462
5.000%, 06/15/25	1,655	1,862,510
New York State Dormitory Authority (RB) (ETM)
5.000%, 02/15/25	345	384,480
New York State Dormitory Authority (RB)
5.000%, 02/15/25	155	172,469
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,056,751
New York State Dormitory Authority (RB) Series A-
5.000%, 02/15/33	1,260	1,451,601
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	2,500	2,504,298
5.000%, 02/15/24	700	756,984
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	16,477,048
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	2,978,293
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	6,755	7,743,737
5.000%, 03/15/27	7,000	8,238,524
5.000%, 03/15/29	2,000	2,448,500
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,904,466
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	$707,423
TOTAL NEW YORK		68,206,022
NORTH CAROLINA — (2.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,060,088
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,543,609
Gaston County (GO)
5.000%, 02/01/26	2,500	2,867,963
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,348,102
Mecklenburg County (GO) Series A
5.000%, 04/01/22	3,750	3,778,875
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	1,000,005
North Carolina State (GO) Series A
5.000%, 06/01/27	2,000	2,380,338
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,690,891
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,627,849
Wake County (GO)
5.000%, 09/01/24	4,000	4,404,902
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,423,855
TOTAL NORTH CAROLINA		31,126,477
OHIO — (3.9%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A-3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,690,923

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	$1,355,511
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,756,762
City of Columbus (GO) Series A
5.000%, 04/01/22	610	614,707
4.000%, 08/15/25	3,500	3,835,848
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,254,648
Ohio State (GO) Series
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	561,529
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,212,570
5.000%, 09/01/26	5,845	6,794,721
5.000%, 09/01/28	2,500	3,047,588
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	11,080,026
5.000%, 09/15/27	3,500	4,173,531
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	710,805
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,796,485
TOTAL OHIO		47,885,654
OKLAHOMA — (0.3%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,003,841
Oklahoma City Water Utilities Trust (RB)
5.000%, 07/01/34	2,000	2,306,321
TOTAL OKLAHOMA		3,310,162
OREGON — (2.5%)
City of Portland
5.000%, 06/15/25	150	169,020
City of Portland (GO)
5.000%, 06/01/26	1,100	1,272,227
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,814,151
City of Salem (GO)
5.000%, 06/01/22	435	441,671
5.000%, 06/01/23	875	923,731
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County (GO)
3.000%, 06/01/22	470	$474,121
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	430	469,888
Clean Water Services and Sewer Revenue (RB)
5.000%, 10/01/26	1,425	1,667,201
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,697,817
Oregon State
5.000%, 05/01/26	2,095	2,420,290
Oregon State (GO)
5.000%, 05/01/26	850	981,979
Oregon State (GO) Series A
5.000%, 05/01/26	3,555	4,106,984
Oregon State (GO) Series D
5.000%, 06/01/22	540	548,281
Oregon State (GO) Series F
5.000%, 05/01/26	3,645	4,210,959
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,125,570
Oregon State (GO) Series K
5.000%, 11/01/25	3,920	4,465,594
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,177,504
TOTAL OREGON		30,966,988
PENNSYLVANIA — (0.7%)
Commonwealth of Pennsylvania (GO) Series
5.000%, 04/01/22	3,925	3,954,958
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	1,884,197
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/27	1,240	1,490,284
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,606,408
TOTAL PENNSYLVANIA		8,935,847

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	$3,303,259
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,253,514
TOTAL RHODE ISLAND		4,556,773
SOUTH CAROLINA — (4.0%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	1,500	1,679,867
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	641,944
Charleston County (GO)
5.000%, 11/01/27	3,810	4,584,337
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	11,000	11,113,091
Clemson University (RB) Series B
5.000%, 05/01/25	750	839,742
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	9,676,138
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,182,027
5.000%, 06/01/25	290	326,398
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,975,447
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	2,860	3,198,574
Richland County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	620	621,878
5.000%, 03/01/26	1,870	2,152,715
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,826,541
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,658,675
South Carolina State (GO)
5.000%, 04/01/25	1,050	1,177,651
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	$3,206,720
TOTAL SOUTH CAROLINA		48,861,745
TENNESSEE — (5.1%)
City of Chattanooga (GO) Series
5.000%, 10/01/26	1,245	1,457,224
5.000%, 10/01/28	1,245	1,525,625
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	4,000	4,931,766
City of Knoxville Wastewater System Revenue (RB) Series A
4.000%, 04/01/22	2,000	2,012,060
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/22	1,225	1,229,696
5.000%, 03/01/23	1,265	1,324,111
City of Memphis (GO)
5.000%, 05/01/24	2,775	3,016,011
5.000%, 05/01/25	1,995	2,236,426
Hamilton County (GO)
5.000%, 12/01/29	5,105	6,387,270
Knox County (GO) Series
5.000%, 06/01/26	125	144,743
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	5,712,341
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	1,450	1,507,599
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,420,002
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	2,964,564
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,288,238
Shelby County (GO)
5.000%, 04/01/25	5,000	5,599,558
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,712,331

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Washington County (GO) Series A
4.000%, 06/01/26	1,705	$1,898,815
Williamson County (GO) Series
5.000%, 04/01/27	2,370	2,805,269
5.000%, 05/01/27	3,265	3,872,515
5.000%, 04/01/28	1,150	1,393,238
5.000%, 04/01/29	2,615	3,236,136
TOTAL TENNESSEE		62,675,538
TEXAS — (17.5%)
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,353,546
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	565,526
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	1,001,712
City of Amarillo (GO)
4.000%, 02/15/22	800	801,087
5.000%, 08/15/25	3,795	4,299,977
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,807,237
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,480,979
City of Austin (GO)
5.000%, 09/01/23	3,500	3,728,438
5.000%, 05/01/24	1,600	1,741,952
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,387,547
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,001,719
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,266,750
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,537,425
City of Fort Worth (GO)
5.000%, 03/01/25	6,490	7,233,181
5.000%, 03/01/26	2,000	2,291,185
City of Frisco (GO)
5.000%, 02/15/27	3,315	3,904,299
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,868,639
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/25	2,000	$2,228,580
City of Garland (GO) Series A
5.000%, 02/15/24	400	432,055
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	5,871,196
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,178,942
City of Midland (GO)
5.000%, 03/01/28	705	846,611
City of San Antonio (GO)
5.000%, 08/01/28	4,630	5,605,620
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,368,767
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	889,269
5.000%, 02/01/26	2,850	3,258,683
City of Waco (GO)
5.000%, 02/01/26	2,065	2,352,461
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,154,542
4.000%, 02/01/26	3,185	3,504,994
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,050	3,597,080
Collin County (GO)
5.000%, 02/15/25	1,605	1,789,455
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,326,761
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,976,903
County of Collin (GO)
5.000%, 02/15/25	2,430	2,709,268
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,000	1,131,576
5.000%, 08/15/26	560	650,495
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,333,391
5.000%, 08/15/25	1,000	1,130,834
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	325	331,198

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,230	$1,371,749
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,281,799
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,528,501
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,287,514
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	4,650	5,550,769
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/26	2,450	2,845,916
Harris County (GO)
5.000%, 10/01/25	650	738,967
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	555,934
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,306,186
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,259,575
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,000	2,003,439
5.000%, 02/15/27	1,000	1,174,037
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,197,408
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/25	4,930	5,408,057
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,122,652
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	$3,210,325
Pflugerville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,765	1,970,650
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,404,248
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,341,672
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	7,310	8,270,672
San Marcos Consolidated Independent School District (GO) (PSF-GTD) Series A
3.250%, 08/01/28	5,445	6,027,364
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/26	5,805	6,507,592
Texas State (GO)
5.000%, 10/01/23	4,200	4,488,684
5.000%, 10/01/26	1,730	2,015,495
Texas State
5.000%, 10/01/26	200	233,005
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,000	1,187,969
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	14,116,871
5.000%, 08/15/26	3,850	4,468,466
Williamson County (GO)
4.000%, 02/15/26	8,000	8,873,319
TOTAL TEXAS		213,688,715
UTAH — (1.8%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,338,069
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,056,379
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	738,716

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	$2,020,663
5.000%, 02/01/26	1,635	1,873,581
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/22	1,015	1,030,137
Ogden City School District
5.000%, 06/15/26	2,520	2,912,986
Tooele County School District (GO) (SCH BD GTY) Series
5.000%, 06/01/22	650	659,989
5.000%, 07/01/25	7,650	8,645,136
Utah State (GO) Series
5.000%, 07/01/27	1,000	1,189,699
TOTAL UTAH		21,465,355
VIRGINIA — (5.1%)
5.000%, 08/15/27	7,820	9,353,289
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	4,948,468
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,211,627
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/25	2,440	2,711,841
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	2,965,602
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/25	3,845	4,365,169
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,538,153
5.000%, 09/15/24	3,000	3,306,968
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	3,750	4,277,966
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	4,091,816
5.000%, 10/01/26	5,535	6,456,606
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,655,667
5.000%, 04/01/25	1,455	1,630,920
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/23	5,500	5,912,085
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	$4,283,629
5.000%, 01/01/26	1,265	1,449,398
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	637,827
TOTAL VIRGINIA		62,797,031
WASHINGTON — (6.5%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue
¤ 5.000%, 11/01/36	410	466,418
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	4,099,107
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/25	9,290	10,465,149
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,251,654
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	4,259,908
5.000%, 08/01/26	5,725	6,651,485
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,328,860
Energy Northwest (RB)
5.000%, 07/01/23	2,000	2,119,883
King County (GO) Series A
4.000%, 01/01/25	1,500	1,625,123
5.000%, 12/01/25	1,830	2,091,088
King County (GO) Series B
5.000%, 06/01/26	1,340	1,550,417
5.000%, 06/01/27	2,450	2,908,965
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,512,211
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,336,721
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	959,098
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,156,321

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	155	$174,680
Spokane County (GO)
5.000%, 12/01/27	1,000	1,201,219
State of Washington
5.000%, 02/01/34	2,435	2,764,820
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,718,807
Washington State (GO) Series B
5.000%, 07/01/25	940	1,059,916
5.000%, 02/01/25	6,930	7,717,432
Washington State (GO) Series D
5.000%, 07/01/25	5,830	6,573,737
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	5,716,241
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	4,094,262
TOTAL WASHINGTON		79,803,522
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	548,733
WISCONSIN — (3.6%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	6,882,778
City of Milwaukee (GO) Series N4
5.000%, 04/01/28	9,990	11,940,042
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	$673,336
City of Waukesha (GO) Series B
2.000%, 10/01/22	450	454,464
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,605,255
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	233,533
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,061,082
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,445,731
Wisconsin State (GO) Series 2
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	3,540,140
Wisconsin State (GO) Series A
5.000%, 05/01/22	1,950	1,972,511
5.000%, 05/01/25	8,750	9,814,843
TOTAL WISCONSIN		43,623,715
TOTAL MUNICIPAL BONDS Cost ($1,221,746,121)		1,224,952,071
TOTAL INVESTMENTS — (100.0%)
(Cost $1,221,746,121)^^		$1,224,952,071

As of January 31, 2022, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	$71,617	$71,617
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	65,420	65,420
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	38,088	38,088
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	247,486	247,486

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	$11,628	$11,628
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	30,869	30,869
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	108,065	108,065
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	315,800	315,800
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	316,174	316,174
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	111,572	111,572
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	460,418	460,418
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	194,338	194,338
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	69,452	69,452
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	452,854	452,854
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	397,081	397,081
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	449,351	449,351
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	401,948	401,948
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	551,359	551,359
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	551,842	551,842
Bank of America Corp.	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	479,541	479,541
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	565,008	565,008
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	426,476	426,476
Bank of America Corp.	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	648,337	648,337
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	585,990	585,990
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	553,997	553,997
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	999,373	999,373
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,036,451	1,036,451
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	858,340	858,340
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	836,238	836,238
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,120,958	1,120,958
Bank of America Corp.	2.199%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	987,132	987,132
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	914,443	914,443
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	946,052	946,052
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	1,427,781	1,427,781
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	989,237	989,237

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	$1,273,383	$1,273,383
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,064,240	1,064,240
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,305,884	1,305,884
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,260,681	1,260,681
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,089,091	2,089,091
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	1,574,788	1,574,788
Bank of America Corp.	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	794,854	794,854
Bank of America Corp.	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	1,795,297	1,795,297
Bank of America Corp.	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	597,835	597,835
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,070,705	1,070,705
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	878,678	878,678
Bank of America Corp.	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	1,765,023	1,765,023
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	988,601	988,601
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,114,621	1,114,621
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	250,985	250,985
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	574,394	574,394
Citibank, N.A.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	366,889	366,889
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	618,635	618,635
Citibank, N.A.	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	589,181	589,181
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	659,914	659,914
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	687,316	687,316
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,218,489	1,218,489
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	1,573,233	1,573,233
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	943,277	943,277
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	2,008,538	2,008,538
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	745,526	745,526
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	979,940	979,940
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	1,477,008	1,477,008
Citibank, N.A.	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	1,310,977	1,310,977
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	1,270,087	1,270,087
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,144,283	1,144,283
Citibank, N.A.	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	827,608	827,608
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	1,471,698	1,471,698
Citibank, N.A.	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	668,495	668,495
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,124,784	2,124,784
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	1,625,399	1,625,399
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	1,800,512	1,800,512
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,165,902	1,165,902
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	1,859,697	1,859,697
Citibank, N.A.	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	778,614	778,614
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	863,035	863,035
Citibank, N.A.	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	2,238,943	2,238,943
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	1,154,868	1,154,868
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	2,665,535	2,665,535
Citibank, N.A.	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	938,901	938,901
Total Appreciation										$72,397,060	$72,397,060
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	(60,813)	(60,813)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	$(92,305)	$(92,305)
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	(22,020)	(22,020)
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	(32,011)	(32,011)
Total (Depreciation)										$(207,149)	$(207,149)
Total Appreciation (Depreciation)										$72,189,911	$72,189,911
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,224,952,071	—	$1,224,952,071
Swap Agreements**	—	72,189,911	—	72,189,911
TOTAL	—	$1,297,141,982	—	$1,297,141,982
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$318,774
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,110,192
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,657,742
TOTAL ALABAMA		3,086,708
ALASKA — (0.1%)
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	776,018
ARIZONA — (0.9%)
City of Tucson (GO) Series A
5.000%, 07/01/23	2,000	2,119,006
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	490,805
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,533,350
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,258,729
TOTAL ARIZONA		6,401,890
ARKANSAS — (0.2%)
Arkansas State (GO)
5.000%, 04/01/22	1,110	1,118,510
CALIFORNIA — (2.3%)
Los Angeles Unified School District
5.000%, 07/01/25	1,500	1,690,819
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	148,228
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
3.000%, 03/01/26	1,000	$1,065,582
3.500%, 08/01/27	5,000	5,536,346
5.000%, 08/01/27	270	320,280
5.000%, 10/01/27	2,000	2,381,307
State of California (GO) Series B
5.000%, 09/01/26	2,195	2,546,351
State of California
5.000%, 10/01/29	3,045	3,472,350
TOTAL CALIFORNIA		17,161,263
COLORADO — (2.2%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,734,895
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,081,341
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,256,274
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	585,882
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	2,026,548
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,738,732
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	609,704
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	165	193,823

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	$354,228
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,172,592
5.000%, 12/01/24	2,280	2,525,475
TOTAL COLORADO		16,279,494
CONNECTICUT — (0.8%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	296,080
4.000%, 07/15/27	300	341,352
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	523,749
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,255,652
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,488,929
TOTAL CONNECTICUT		5,905,762
DELAWARE — (0.4%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	854,098
Kent County (GO)
4.000%, 09/01/24	415	446,135
New Castle County (GO)
5.000%, 10/01/23	1,600	1,709,975
TOTAL DELAWARE		3,010,208
DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (GO) Series
5.000%, 06/01/25	320	360,387
District of Columbia (GO) Series B
5.000%, 06/01/25	810	912,230
District of Columbia (RB) Series C
5.000%, 05/01/23	1,400	1,475,395
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	811,077
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
5.000%, 07/01/27	1,000	$1,185,678
TOTAL DISTRICT OF COLUMBIA		4,744,767
FLORIDA — (3.3%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,136,101
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	739,969
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	473,856
Florida State (GO)
5.000%, 07/01/25	1,000	1,128,288
5.000%, 07/01/24	1,900	2,078,584
Florida State (GO) Series A
5.000%, 06/01/24	350	381,940
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,182,512
5.000%, 06/01/25	1,000	1,125,860
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,071,807
Florida State
5.000%, 06/01/29	2,000	2,469,652
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,738,109
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,250	3,691,075
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,031,702
Palm Beach County (RB)
5.000%, 11/01/23	810	867,167
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,350,933
TOTAL FLORIDA		24,467,555
GEORGIA — (2.9%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,141,863
Georgia State
5.000%, 02/01/25	2,500	2,788,775
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,394,972
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,351,426
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,685,591

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	$4,904,699
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,648,028
Henry County (GO)
5.000%, 05/01/23	1,000	1,052,694
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,220,419
State of Georgia (GO) Series A
5.000%, 07/01/26	3,000	3,487,430
TOTAL GEORGIA		21,675,897
HAWAII — (2.7%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	160,207
5.000%, 10/01/25	725	823,953
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,099,967
5.000%, 07/01/25	1,000	1,128,288
Hawaii State
5.000%, 10/01/27	3,220	3,647,091
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,023,138
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,227,899
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,108,300
5.000%, 10/01/25	2,790	3,170,797
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	4,460,644
Maui County (GO)
5.000%, 03/01/26	200	229,978
TOTAL HAWAII		20,080,262
ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,280,499
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	662,287
TOTAL ILLINOIS		2,942,786
	Face Amount	Value†
	(000)
IOWA — (0.5%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	$552,358
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,503,925
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,407,720
TOTAL IOWA		3,464,003
KANSAS — (1.1%)
City of Leawood (GO) Series A
4.000%, 09/01/25	1,035	1,138,805
4.000%, 09/01/26	1,135	1,272,910
City of Merriam (GO)
5.000%, 10/01/25	800	910,116
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,621,317
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	558,471
Johnson County (GO) Series B
5.000%, 09/01/22	650	666,809
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	263,131
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	801,421
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,162,968
TOTAL KANSAS		8,395,948
KENTUCKY — (1.1%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	2,233,141
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	1,951,173
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,747,732
TOTAL KENTUCKY		7,932,046

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (0.1%)
Louisiana State (GO) Series C
5.000%, 08/01/23	500	$530,749
MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,056,517
4.000%, 06/01/26	500	557,732
TOTAL MAINE		1,614,249
MARYLAND — (8.4%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,677,081
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,592,157
Baltimore County (GO)
5.000%, 08/01/22	600	613,700
5.000%, 03/01/26	6,905	7,945,951
5.000%, 03/01/28	1,335	1,616,099
Charles County (GO)
5.000%, 10/01/25	2,945	3,349,226
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,426,616
County of Anne Arundel (GO)
5.000%, 10/01/25	650	739,218
Harford County (GO)
5.000%, 10/01/25	2,750	3,127,461
Howard County (GO) Series
5.000%, 08/15/24	2,720	2,988,860
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,405,828
Maryland State
5.000%, 08/01/27	1,000	1,194,392
Maryland State (GO) Series
5.000%, 03/15/27	1,500	1,775,172
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	3,170,376
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,263,573
5.000%, 08/01/27	3,500	4,180,373
Maryland State (GO) Series B
4.000%, 08/01/23	850	890,957
5.000%, 08/01/24	1,000	1,097,995
5.000%, 08/01/27	500	597,196
Montgomery County (GO) Series A
4.000%, 08/01/23	1,000	1,048,339
5.000%, 11/01/24	2,000	2,212,503
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,112,770
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Prince County George's (GO) Series A
5.000%, 07/15/24	770	$843,830
4.000%, 09/01/24	2,500	2,687,559
5.000%, 07/15/29	3,500	4,363,114
Queen County Anne's (GO)
5.000%, 07/15/25	1,235	1,395,920
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	714,932
Wicomico County (GO) Series
5.000%, 12/01/25	905	1,033,752
5.000%, 12/01/26	2,065	2,424,668
TOTAL MARYLAND		62,489,618
MASSACHUSETTS — (2.6%)
City of Beverly (GO)
5.000%, 03/15/25	500	559,202
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	262,319
City of Quincy (GO)
5.000%, 01/15/25	405	450,157
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	298,471
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,187,817
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,447,842
5.000%, 09/01/28	2,000	2,436,669
Commonwealth of Massachusetts (GO) Series B
5.000%, 08/01/22	1,165	1,191,482
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,284,967
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,795,259
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	442,274
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,905,918

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Milford (GO)
5.000%, 12/01/25	1,000	$1,140,249
Town of Nantucket
5.000%, 10/01/26	1,500	1,756,435
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,364,130
TOTAL MASSACHUSETTS		19,523,191
MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,413,781
Michigan State (GO) Series B
4.000%, 11/01/25	1,000	1,103,031
TOTAL MICHIGAN		2,516,812
MINNESOTA — (3.6%)
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,078,112
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,257,827
Hennepin County (GO) Series A
5.000%, 12/01/26	1,250	1,468,999
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,401,165
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	5,551,530
Minnesota State
4.000%, 08/01/26	550	616,072
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,399,360
Minnesota State (GO) Series A-
5.000%, 09/01/29	1,375	1,719,715
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	1,976,392
Minnesota State (GO) Series E
5.000%, 08/01/22	760	777,276
4.000%, 10/01/22	3,000	3,069,876
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,282,114
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	$2,330,736
TOTAL MINNESOTA		26,929,174
MISSOURI — (1.8%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,921,422
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,729,511
Saint Louis County (GO)
5.000%, 02/01/23	2,545	2,655,497
5.000%, 02/01/25	1,270	1,415,102
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	5,731,711
TOTAL MISSOURI		13,453,243
NEBRASKA — (0.7%)
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,572,414
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	660,116
TOTAL NEBRASKA		5,232,530
NEVADA — (0.4%)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	441,860
Nevada State (GO) Series C
5.000%, 11/01/24	450	497,555
Nevada State (GO) Series D1
5.000%, 03/01/22	250	250,958
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,380,724
TOTAL NEVADA		2,571,097
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/24	770	825,423

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	$2,046,122
3.000%, 02/01/25	910	959,088
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,392,513
Montville Township (GO)
3.000%, 10/01/25	500	531,937
Princeton (GO)
3.000%, 09/15/24	1,515	1,591,514
2.000%, 12/15/25	1,815	1,866,708
TOTAL NEW JERSEY		8,387,882
NEW MEXICO — (0.8%)
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	232,215
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,751,895
Santa Fe County (GO)
5.000%, 07/01/22	710	723,521
TOTAL NEW MEXICO		5,707,631
NEW YORK — (3.9%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,397,331
5.000%, 08/01/25	1,700	1,911,577
City of New York (GO) Series C
5.000%, 08/01/22	500	511,366
City of New York (GO) Series E
5.000%, 08/01/22	1,000	1,022,732
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,055,691
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,639,023
New York State Dormitory Authority (RB) (ETM)
5.000%, 02/15/22	5	5,008
5.000%, 02/15/25	350	390,053
New York State Dormitory Authority (RB)
5.000%, 02/15/22	1,995	1,998,430
5.000%, 02/15/25	150	166,906
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	600	628,951
5.000%, 03/15/28	4,000	4,807,415
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	800	$801,375
5.000%, 02/15/24	300	324,422
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	6,121,250
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	557,570
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	320,771
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	545,727
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	1,709,711
TOTAL NEW YORK		28,915,309
NORTH CAROLINA — (2.9%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,490,004
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,166,781
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	916,022
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,617,138
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,253,821
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,401,831
5.000%, 06/01/25	655	738,126
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	3,893,475
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,543,964
North Carolina State (GO) Series D
4.000%, 06/01/23	350	365,203
Wake County (GO)
5.000%, 04/01/25	4,000	4,486,288
TOTAL NORTH CAROLINA		21,872,653

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	$1,247,198
OHIO — (3.5%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,471,542
City of Columbus (GO) Series A
3.000%, 07/01/22	835	844,003
5.000%, 02/15/23	4,000	4,179,794
5.000%, 04/01/29	2,000	2,467,409
City of Columbus (GO) Series B
5.000%, 02/15/23	475	496,351
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,595,493
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	3,930,866
Ohio State (GO) Series A
5.000%, 09/15/22	2,250	2,312,867
5.000%, 02/01/24	2,820	3,044,938
5.000%, 09/01/26	1,500	1,743,727
Ohio State (GO) Series B
5.000%, 06/15/22	450	457,664
5.000%, 09/15/23	1,000	1,066,803
5.000%, 09/01/24	2,000	2,200,295
Ohio State (GO) Series W
4.000%, 05/01/24	215	229,310
4.000%, 05/01/25	215	234,622
TOTAL OHIO		26,275,684
OKLAHOMA — (1.2%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,740,260
4.000%, 03/01/25	1,255	1,364,055
City of Tulsa (GO)
5.000%, 03/01/24	200	216,396
5.000%, 03/01/26	2,750	3,155,102
Oklahoma City Water Utilities Trust (RB)
5.000%, 07/01/34	1,885	2,173,707
TOTAL OKLAHOMA		8,649,520
OREGON — (2.5%)
City of McMinnville (GO)
5.000%, 02/01/22	290	290,000
City of Salem (GO)
5.000%, 06/01/26	1,220	1,412,691
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	$436,599
Jackson County (GO)
4.000%, 06/01/23	40	41,694
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	997,238
5.000%, 06/15/28	2,500	3,039,074
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,126,798
Oregon State (GO)
5.000%, 05/01/25	700	785,903
Oregon State (GO) Series A
5.000%, 05/01/26	1,000	1,155,270
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,273,559
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,442,894
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	170,123
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	710,296
Washington County (GO)
5.000%, 03/01/24	3,000	3,248,535
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,497,716
TOTAL OREGON		18,628,390
PENNSYLVANIA — (0.9%)
Berks County (GO)
5.000%, 11/15/22	445	460,585

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	$2,124,843
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	1,025	1,044,303
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	3,144,001
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	59,533
5.000%, 03/01/25	130	145,222
TOTAL PENNSYLVANIA		6,978,487
RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,371,286
SOUTH CAROLINA — (4.5%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,621,752
Clemson University (RB) Series B
5.000%, 05/01/25	750	839,742
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,007,650
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,395,322
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,116,842
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	6,535	7,308,630
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,616,138
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	1,008,110
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina State (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	$1,396,760
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,814,350
3.000%, 04/01/26	1,500	1,607,479
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,222,513
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,556,328
TOTAL SOUTH CAROLINA		33,511,616
TENNESSEE — (5.1%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,674,961
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	4,430,666
5.000%, 07/01/25	1,775	2,002,711
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	3,000	3,698,825
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	311,869
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,153,027
City of Memphis (GO) Series A
5.000%, 04/01/25	2,530	2,829,182
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,736,915
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,741,708
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,125,510
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	662,379
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/25	2,325	2,619,104

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	275	$325,904
Sumner County (GO)
5.000%, 12/01/22	640	663,429
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,133,259
Williamson County (GO)
5.000%, 04/01/29	3,620	4,479,851
Williamson County (GO) Series
5.000%, 04/01/26	1,015	1,169,875
5.000%, 04/01/28	1,325	1,605,253
5.000%, 05/01/28	2,700	3,277,119
TOTAL TENNESSEE		37,641,547
TEXAS — (17.3%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	146,278
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,674,296
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	165	186,381
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	274,629
Bexar County (GO)
4.000%, 06/15/26	650	723,855
5.000%, 06/15/26	1,625	1,878,413
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,586,394
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,228,580
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,756,884
City of Amarillo (GO)
2.000%, 02/15/24	725	738,348
2.000%, 02/15/25	725	742,283
4.000%, 02/15/26	1,685	1,864,030
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	$2,223,067
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,184,547
City of Austin (GO)
5.000%, 09/01/23	500	532,634
5.000%, 11/01/23	1,895	2,029,771
5.000%, 09/01/26	2,500	2,917,117
5.000%, 09/01/27	2,255	2,697,310
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,126,942
City of Celina (GO)
4.125%, 09/01/25	1,415	1,559,435
4.125%, 09/01/26	2,520	2,825,833
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	132,168
5.000%, 10/01/25	500	566,318
City of Denton (GO)
3.000%, 02/15/23	3,475	3,554,076
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,285,190
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,576,656
5.000%, 02/15/25	4,380	4,886,157
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,765,582
5.000%, 02/15/28	3,495	4,213,095
City of Garland (GO) Series A
5.000%, 02/15/24	200	216,028
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,145,164
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	857,026
City of Midland (GO)
5.000%, 03/01/28	1,200	1,441,040
City of Pearland (GO)
5.000%, 03/01/25	500	556,452
City of San Antonio (GO)
5.000%, 02/01/23	1,655	1,726,855

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	$3,360,000
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,290,908
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	167,750
4.000%, 08/15/24	140	150,015
County of Collin (GO)
5.000%, 02/15/25	1,010	1,126,075
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,132,289
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,567,811
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,703,339
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	549,158
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,377,984
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	510,105
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	224,595
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,217,205
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	3,058,777
Harris County (GO)
5.000%, 10/01/26	400	466,602
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,672,299
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	641,307
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	$2,089,471
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,157,323
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,750	2,002,316
Houston Independent School District
5.000%, 02/15/25	1,515	1,685,746
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	2,019,479
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	768,637
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	987,345
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,729,685
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	133,077
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,078,661
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	74,739
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,080,772
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,725,838
Texas State (GO)
5.000%, 10/01/23	375	400,775
5.000%, 08/01/26	1,420	1,647,103

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	$1,594,162
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,444,109
5.000%, 10/01/25	2,465	2,797,639
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	500	524,996
University of Texas System (RB) Series C
5.000%, 08/15/24	1,000	1,098,317
University of Texas System (RB) Series J
5.000%, 08/15/25	3,000	3,388,049
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	113,748
Williamson County (GO)
4.000%, 02/15/26	4,000	4,436,660
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,359,416
TOTAL TEXAS		128,373,116
UTAH — (2.3%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,821,495
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,582,848
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,813,775
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,253,596
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,778,216
Utah State (GO)
5.000%, 07/01/22	1,845	1,880,292
5.000%, 07/01/24	2,000	2,190,499
Utah State (GO) Series B
5.000%, 07/01/24	575	629,769
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB) Series A-SUB
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	700	$787,875
TOTAL UTAH		16,738,365
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,064,781
VIRGINIA — (5.1%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,051,433
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,021,761
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,598,135
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	475	487,510
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,844,157
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,041,818
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,087,119
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,643,543
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,608,980
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	750	855,593
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,488,539
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,581,420
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,749,179
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,270,471

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	$2,214,737
5.000%, 12/01/25	1,800	2,051,724
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,658,397
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,480,589
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	2,183,793
TOTAL VIRGINIA		37,918,898
WASHINGTON — (7.1%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	1,096,189
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	218,296
5.000%, 07/01/25	100	112,292
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	231,953
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,283,726
5.000%, 05/01/26	3,165	3,655,008
5.000%, 12/01/26	1,500	1,759,722
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,668,913
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	2,186,316
County of King (GO) Series A
4.000%, 01/01/26	500	552,804
King County (GO) Series E
5.000%, 12/01/25	1,275	1,456,906
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,141,863
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,167,792
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	$1,547,071
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,073,726
4.000%, 12/01/25	1,370	1,514,300
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,472,416
5.000%, 07/01/28	1,500	1,733,222
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	638,676
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,283,726
Spokane County (GO)
5.000%, 12/01/28	1,200	1,470,363
State of Washington
5.000%, 02/01/34	2,435	2,764,820
Washington State (GO) Series
5.000%, 02/01/28	1,000	1,172,446
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	1,945,272
Washington State (GO) Series B
5.000%, 07/01/24	800	874,791
5.000%, 07/01/25	475	535,596
Washington State (GO) Series C
5.000%, 02/01/23	500	521,452
5.000%, 02/01/25	1,000	1,113,627
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,426,425
5.000%, 06/01/25	1,260	1,417,262
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,825,791
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,542,882
TOTAL WASHINGTON		52,405,644
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	536,892

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (3.0%)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	$1,119,481
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,184,207
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	368,462
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,711,256
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,332,866
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,995,659
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	226,989
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	$3,169,984
5.000%, 05/01/29	1,250	1,542,858
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	1,937,658
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,088,045
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	2,243,393
5.000%, 05/01/27	3,000	3,556,532
TOTAL WISCONSIN		22,477,390
TOTAL MUNICIPAL BONDS Cost ($748,846,907)		742,831,492
TOTAL INVESTMENTS — (100.0%)
(Cost $748,846,907)^^		$742,831,492

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$742,831,492	—	$742,831,492
TOTAL	—	$742,831,492	—	$742,831,492

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,824,048	$650,747,337
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,454,282	319,700,430
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,479,367	136,600,615
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $742,031,869)		$1,107,048,382

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $279,985)	279,985	279,985
TOTAL INVESTMENTS — (100.0%) (Cost $742,311,854)^^		$1,107,328,367
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,107,048,382	—	—	$1,107,048,382
Temporary Cash Investments	279,985	—	—	279,985
TOTAL	$1,107,328,367	—	—	$1,107,328,367

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation Indexed Bonds
1.000%, 02/15/48	33,116	$43,032,324
1.000%, 02/15/49	89,621	117,559,038
0.250%, 02/15/50	106,408	117,994,814
0.125%, 02/15/51	109,410	118,032,329
TOTAL U.S. TREASURY OBLIGATIONS Cost ($367,050,853)		396,618,505
TOTAL INVESTMENTS — (100.0%)
(Cost $367,050,853)^^		$396,618,505
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$396,618,505	—	$396,618,505
TOTAL	—	$396,618,505	—	$396,618,505

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	22,187	$1,752,995
*	Alphabet, Inc., Class A	7,127	19,286,161
*	Alphabet, Inc., Class C	6,872	18,650,402
*	Altice USA, Inc., Class A	16,481	237,656
*	AMC Networks, Inc., Class A	5,887	250,963
*	Angi, Inc.	3,624	31,094
*	Anterix, Inc.	1,929	98,881
	AT&T, Inc.	261,218	6,661,059
	ATN International, Inc.	3,463	137,412
*	Audacy, Inc.	7,476	18,092
*	Ballantyne Strong, Inc.	2,726	8,178
#*	Bandwidth, Inc., Class A	1,100	68,871
*	Beasley Broadcast Group, Inc., Class A	7,857	14,693
*	Boston Omaha Corp., Class A	2,533	66,846
	Cable One, Inc.	699	1,079,766
*	Cargurus, Inc.	7,733	246,683
*	Cars.com, Inc.	8,924	139,036
*	Charter Communications, Inc., Class A	5,556	3,296,597
#*	Cinemark Holdings, Inc.	6,666	100,657
	Cogent Communications Holdings, Inc.	4,641	295,214
	Comcast Corp., Class A	157,949	7,895,871
*	comScore, Inc.	10,011	30,333
*	Consolidated Communications Holdings, Inc.	11,459	82,390
*	Cumulus Media, Inc., Class A	633	6,488
*	Daily Journal Corp.	107	34,667
	DallasNews Corp.	4,771	33,588
*	DHI Group, Inc.	18,567	99,890
#*	Discovery, Inc., Class A	12,310	343,572
*	Discovery, Inc., Class C	24,858	679,866
*	DISH Network Corp., Class A	22,673	711,932
*	EchoStar Corp., Class A	8,530	202,076
	Electronic Arts, Inc.	10,633	1,410,574
	Entravision Communications Corp., Class A	4,905	29,724
#*	Eventbrite, Inc., Class A	1,632	23,387
	EW Scripps Co., Class A	9,868	202,294
*	Facebook, Inc., Class A	63,171	19,788,947
#*	Fluent, Inc.	3,691	5,906
	Fox Corp., Class A	24,305	987,026
	Fox Corp., Class B	17,676	657,194
*	Gaia, Inc.	1,300	9,542
*	Gannett Co., Inc.	11,700	56,862
	Gray Television, Inc.	14,857	309,768
*	Hemisphere Media Group, Inc.	1,613	10,468
*	IDT Corp., Class B	2,600	97,578
*	iHeartMedia, Inc., Class A	12,939	260,721
*	IMAX Corp.	8,607	148,471
	Interpublic Group of Cos., Inc.	40,404	1,435,958
*	Iridium Communications, Inc.	17,980	645,122
	John Wiley & Sons, Inc., Class A	7,363	373,672
	John Wiley & Sons, Inc., Class B	312	15,506
*	Lee Enterprises, Inc.	1,083	39,638
#*	Liberty Broadband Corp., Class A	1,324	193,767
*	Liberty Broadband Corp., Class C	7,951	1,180,008

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class A	9,637	$105,429
*	Liberty Latin America Ltd., Class C	28,102	303,783
#*	Liberty Media Corp.-Liberty Braves, Class A	363	10,182
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	111,969
#*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	157,276
#*	Liberty Media Corp.-Liberty Formula One, Class C	20,664	1,244,593
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	245,033
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,550	537,422
*	Lions Gate Entertainment Corp., Class A	9,595	150,450
*	Lions Gate Entertainment Corp., Class B	18,363	267,733
*	Live Nation Entertainment, Inc.	8,075	884,293
*	Loyalty Ventures, Inc.	742	21,748
	Lumen Technologies, Inc.	105,723	1,306,736
#*	Madison Square Garden Entertainment Corp.	2,700	191,241
*	Marchex, Inc., Class B	3,200	7,456
#*	Marcus Corp.	1,500	25,275
*	Match Group, Inc.	9,505	1,071,213
	National CineMedia, Inc.	3,742	9,879
*	Netflix, Inc.	6,342	2,708,922
	New York Times Co., Class A	12,471	499,214
	News Corp., Class A	31,649	703,874
	News Corp., Class B	17,089	380,059
	Nexstar Media Group, Inc., Class A	6,119	1,011,960
	Omnicom Group, Inc.	20,734	1,562,514
*	Ooma, Inc.	2,349	42,376
*	Pinterest, Inc., Class A	4,902	144,903
*	QuinStreet, Inc.	6,390	102,815
*	Reading International, Inc., Class A	4,944	22,001
*	Roku, Inc.	2,607	427,678
	Scholastic Corp.	5,012	205,592
*	Sciplay Corp., Class A	1,500	18,750
	Shenandoah Telecommunications Co.	9,059	206,273
#	Sinclair Broadcast Group, Inc., Class A	4,222	116,021
#	Sirius XM Holdings, Inc.	48,463	308,225
*	Snap, Inc., Class A	5,599	182,191
	Spok Holdings, Inc.	2,587	25,560
*	Spotify Technology SA	648	127,176
*	Take-Two Interactive Software, Inc.	5,673	926,628
*	TechTarget, Inc.	3,207	265,989
	TEGNA, Inc.	34,128	660,718
	Telephone & Data Systems, Inc.	17,703	350,519
#*	Telesat Corp.	2,140	48,471
#*	Thryv Holdings, Inc.	1,256	40,732
*	T-Mobile U.S., Inc.	22,150	2,395,965
*	Townsquare Media, Inc., Class A	1,300	17,134
*	Travelzoo	2,000	18,740
#*	TripAdvisor, Inc.	9,219	250,296
*	TrueCar, Inc.	5,050	17,372
*	Twitter, Inc.	27,135	1,017,834
*	U.S. Cellular Corp.	6,507	199,244
	Verizon Communications, Inc.	233,467	12,427,448
#	ViacomCBS, Inc., Class A	1,096	40,092
	ViacomCBS, Inc., Class B	38,481	1,287,189
*	Walt Disney Co.	29,932	4,279,378
#	Warner Music Group Corp., Class A	3,624	154,020
*	WideOpenWest, Inc.	980	18,238
#	World Wrestling Entertainment, Inc., Class A	5,446	271,973
*	Yelp, Inc.	9,440	326,058
*	Zedge, Inc., Class B	300	2,268

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	7,345	$771,666
*	Zynga, Inc., Class A	85,388	774,469
TOTAL COMMUNICATION SERVICES			132,454,318
CONSUMER DISCRETIONARY — (13.4%)
*	1-800-Flowers.com, Inc., Class A	5,186	88,318
#*	2U, Inc.	6,939	111,995
	Aaron's Co., Inc.	4,332	91,708
*	Abercrombie & Fitch Co., Class A	10,546	411,294
	Acushnet Holdings Corp.	10,245	478,442
*	Adient PLC	12,647	530,795
*	Adtalem Global Education, Inc.	9,323	274,283
	Advance Auto Parts, Inc.	4,334	1,003,364
*	Amazon.com, Inc.	15,737	47,076,763
*	American Axle & Manufacturing Holdings, Inc.	8,637	70,305
#	American Eagle Outfitters, Inc.	27,268	622,528
*	American Outdoor Brands, Inc.	1,000	16,580
*	American Public Education, Inc.	1,104	23,615
*	America's Car-Mart, Inc.	1,100	104,412
*	Aptiv PLC	7,875	1,075,568
	Aramark	21,930	751,980
#*	Ark Restaurants Corp.	120	1,925
*	Arko Corp.	5,886	48,383
*	Asbury Automotive Group, Inc.	3,077	495,305
	Autoliv, Inc.	13,399	1,327,037
*	AutoNation, Inc.	9,748	1,062,532
*	AutoZone, Inc.	754	1,497,708
*	Barnes & Noble Education, Inc.	189	1,138
	Bassett Furniture Industries, Inc.	1,200	22,272
	Bath & Body Works, Inc.	5,861	328,626
*	BBQ Holdings, Inc.	1,022	14,870
*	Beazer Homes USA, Inc.	4,142	75,550
#*	Bed Bath & Beyond, Inc.	10,472	170,065
	Best Buy Co., Inc.	24,808	2,462,938
	Big Lots, Inc.	6,301	264,075
#*	Bloomin' Brands, Inc.	11,019	224,016
*	Bluegreen Vacations Holding Corp.	1,907	57,153
*	Booking Holdings, Inc.	152	373,332
*	Boot Barn Holdings, Inc.	4,393	404,024
	BorgWarner, Inc.	28,072	1,230,957
*	Bright Horizons Family Solutions, Inc.	3,733	479,355
#*	Brinker International, Inc.	3,652	121,283
	Brunswick Corp.	11,366	1,031,919
	Buckle, Inc.	7,967	299,878
	Build-A-Bear Workshop, Inc.	1,000	17,840
#*	Burlington Stores, Inc.	3,022	716,002
	Caleres, Inc.	5,590	134,048
#	Camping World Holdings, Inc., Class A	4,673	155,144
*	Capri Holdings Ltd.	15,709	943,640
*	CarMax, Inc.	11,290	1,255,109
#*	Carnival Corp.	42,492	841,767
#*	CarParts.com, Inc.	3,375	31,050
	Carriage Services, Inc.	2,352	118,353
	Carrols Restaurant Group, Inc.	7,099	17,535
	Carter's, Inc.	6,367	592,895
#*	Carvana Co.	274	44,404
	Cato Corp., Class A	3,700	61,124
*	Cavco Industries, Inc.	1,219	328,447
	Century Communities, Inc.	5,591	368,167

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Charles & Colvard Ltd.	4,976	$11,992
*	Cheesecake Factory, Inc.	6,689	238,664
#*	Chegg, Inc.	4,035	106,806
#*	Chewy, Inc., Class A	3,547	168,873
*	Chico's FAS, Inc.	23,800	112,098
*	Children's Place, Inc.	1,931	136,618
*	Chipotle Mexican Grill, Inc.	364	540,751
	Choice Hotels International, Inc.	3,662	525,131
#*	Citi Trends, Inc.	1,812	88,281
	Columbia Sportswear Co.	7,163	665,228
#*	Conn's, Inc.	4,758	115,477
*	Container Store Group, Inc.	6,390	65,178
»††	Contra Zagg, Inc.	4,298	387
	Cracker Barrel Old Country Store, Inc.	3,493	416,156
*	Crocs, Inc.	8,413	863,342
	Crown Crafts, Inc.	1,422	9,783
	Culp, Inc.	1,771	16,028
	Dana, Inc.	22,857	495,083
	Darden Restaurants, Inc.	11,210	1,567,943
*	Dave & Buster's Entertainment, Inc.	6,388	228,627
*	Deckers Outdoor Corp.	3,548	1,136,176
	Del Taco Restaurants, Inc.	5,595	69,770
*	Delta Apparel, Inc.	600	18,120
#*	Denny's Corp.	5,995	92,923
*	Designer Brands, Inc., Class A	4,792	63,111
#	Dick's Sporting Goods, Inc.	10,157	1,172,118
	Dillard's, Inc., Class A	2,850	723,102
	Dine Brands Global, Inc.	865	58,690
*	Dixie Group, Inc.	9,307	38,903
	Dollar General Corp.	10,572	2,204,051
*	Dollar Tree, Inc.	15,811	2,074,719
	Domino's Pizza, Inc.	1,298	590,136
*	Dorman Products, Inc.	4,567	427,608
	DR Horton, Inc.	30,165	2,691,321
	eBay, Inc.	31,387	1,885,417
	Educational Development Corp.	308	2,236
*	El Pollo Loco Holdings, Inc.	4,262	56,855
#*	Envela Corp.	5,655	22,450
	Escalade, Inc.	1,450	20,735
	Ethan Allen Interiors, Inc.	4,083	102,932
*	Etsy, Inc.	7,486	1,175,901
*	Expedia Group, Inc.	1,890	346,418
#*	Fiesta Restaurant Group, Inc.	1,467	13,892
*	Five Below, Inc.	6,176	1,012,864
#	Flexsteel Industries, Inc.	1,153	28,721
*	Floor & Decor Holdings, Inc., Class A	12,043	1,309,315
	Foot Locker, Inc.	15,240	680,923
	Ford Motor Co.	138,704	2,815,691
*	Fossil Group, Inc.	7,394	81,999
*	Fox Factory Holding Corp.	3,452	459,358
#	Franchise Group, Inc.	1,525	76,357
*	frontdoor, Inc.	7,821	283,902
*	Funko, Inc., Class A	3,500	60,480
	Gap, Inc.	32,806	592,804
	Garmin Ltd.	9,066	1,127,992
*	General Motors Co.	55,601	2,931,841
*	Genesco, Inc.	3,112	200,195
	Gentex Corp.	32,760	1,028,664
*	Gentherm, Inc.	4,760	415,976

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Genuine Parts Co.	9,038	$1,204,133
*	G-III Apparel Group Ltd.	6,928	188,234
#*	Good Times Restaurants, Inc.	4,704	19,992
*	Goodyear Tire & Rubber Co.	36,159	749,576
*	GoPro, Inc., Class A	8,423	74,628
	Graham Holdings Co., Class B	687	408,847
*	Grand Canyon Education, Inc.	6,048	506,097
*	Green Brick Partners, Inc.	5,861	138,788
	Group 1 Automotive, Inc.	3,118	529,468
#	Guess?, Inc.	11,916	274,306
	H&R Block, Inc.	20,928	478,414
#	Hamilton Beach Brands Holding Co., Class A	1,000	13,860
#	Hanesbrands, Inc.	48,867	786,759
	Harley-Davidson, Inc.	22,887	791,204
	Hasbro, Inc.	10,785	997,397
	Haverty Furniture Cos., Inc.	3,679	108,604
*	Helen of Troy Ltd.	3,202	670,275
	Hibbett, Inc.	2,831	174,531
*	Hilton Grand Vacations, Inc.	5,148	251,531
*	Hilton Worldwide Holdings, Inc.	10,164	1,474,898
	Home Depot, Inc.	36,334	13,333,851
	Hooker Furnishings Corp.	1,478	32,575
*	Houghton Mifflin Harcourt Co.	17,974	323,712
*	Hyatt Hotels Corp., Class A	4,105	376,059
*	iMedia Brands, Inc.	5,195	28,261
	Installed Building Products, Inc.	4,932	546,416
#*	iRobot Corp.	3,767	246,814
	Jack in the Box, Inc.	1,903	173,268
	Jerash Holdings US, Inc.	1,557	9,653
	Johnson Outdoors, Inc., Class A	1,404	126,669
	KB Home	13,011	549,715
	Kohl's Corp.	20,192	1,205,664
#	Kontoor Brands, Inc.	5,264	259,463
*	Lakeland Industries, Inc.	1,000	21,020
*	Lands' End, Inc.	4,280	78,452
	Laureate Education, Inc., Class A	16,416	207,662
	La-Z-Boy, Inc.	7,281	267,286
#*	Lazydays Holdings, Inc.	1,319	21,421
#	LCI Industries	3,843	473,342
	Lear Corp.	8,005	1,339,397
*	Legacy Housing Corp.	1,336	33,079
#	Leggett & Platt, Inc.	18,744	746,948
	Lennar Corp., Class A	18,892	1,815,710
	Lennar Corp., Class B	1,637	132,155
	Levi Strauss & Co., Class A	11,019	241,647
*	LGI Homes, Inc.	3,499	435,661
	Lifetime Brands, Inc.	3,105	48,128
*	Lincoln Educational Services Corp.	3,900	26,715
*	Liquidity Services, Inc.	3,459	65,825
	Lithia Motors, Inc.	3,529	1,030,927
*	Live Ventures, Inc.	401	9,780
	LKQ Corp.	14,452	793,270
*	LL Flooring Holdings, Inc.	2,267	32,735
#*	Lovesac Co.	1,664	89,606
	Lowe's Cos., Inc.	9,156	2,173,177
*	Lululemon Athletica, Inc.	5,186	1,730,879
*	M/I Homes, Inc.	696	36,881
	Macy's, Inc.	39,729	1,017,062
*	Malibu Boats, Inc., Class A	3,128	205,384

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Marine Products Corp.	5,029	$61,656
*	MarineMax, Inc.	3,867	181,981
*	Marriott International, Inc., Class A	9,156	1,475,215
	Marriott Vacations Worldwide Corp.	4,685	760,750
*	MasterCraft Boat Holdings, Inc.	2,329	59,226
*	Mattel, Inc.	38,461	804,604
	McDonald's Corp.	9,488	2,461,662
	MDC Holdings, Inc.	11,761	596,165
»††	Media General, Inc.	13,638	1,687
*	Meritage Homes Corp.	5,126	523,006
*	Modine Manufacturing Co.	5,909	54,067
*	Mohawk Industries, Inc.	6,832	1,078,568
	Monro, Inc.	5,228	259,988
*	Motorcar Parts of America, Inc.	2,723	45,011
	Movado Group, Inc.	2,400	88,968
	Murphy USA, Inc.	4,942	971,894
	Nathan's Famous, Inc.	600	32,328
#*	National Vision Holdings, Inc.	9,847	402,545
*	Nautilus, Inc.	2,810	14,331
#*	Nephros, Inc.	900	4,149
	NIKE, Inc., Class B	46,732	6,919,607
*	Noodles & Co.	2,751	23,136
#*	Nordstrom, Inc.	12,181	274,073
*	Norwegian Cruise Line Holdings Ltd.	22,901	477,028
*	Nova Lifestyle, Inc.	7,592	12,299
*	NVR, Inc.	340	1,811,255
*	ODP Corp.	8,195	362,465
#*	Ollie's Bargain Outlet Holdings, Inc.	7,765	372,254
*	OneSpaWorld Holdings Ltd.	1,038	10,712
*	O'Reilly Automotive, Inc.	1,363	888,335
	Oxford Industries, Inc.	2,746	226,243
	Papa John's International, Inc.	2,782	343,438
#*	Party City Holdco, Inc.	6,428	30,404
#	Patrick Industries, Inc.	3,766	242,530
#*	Peloton Interactive, Inc., Class A	3,135	85,680
	Penske Automotive Group, Inc.	7,686	781,128
*	Perdoceo Education Corp.	8,848	97,505
#	PetMed Express, Inc.	3,666	94,693
*	Planet Fitness, Inc., Class A	5,527	489,913
*	Playa Hotels & Resorts NV	11,615	88,622
	Polaris, Inc.	7,671	863,678
	Pool Corp.	2,678	1,275,398
	PulteGroup, Inc.	22,907	1,206,970
#*	Purple Innovation, Inc.	4,327	36,001
	PVH Corp.	7,338	697,183
*	QuantumScape Corp.	20,111	335,653
*	Quotient Technology, Inc.	10,037	71,363
	Qurate Retail, Inc., Class A	39,480	277,544
	Ralph Lauren Corp.	3,683	408,224
*	Red Robin Gourmet Burgers, Inc.	900	13,275
	Rent-A-Center, Inc.	8,566	361,057
*	Revolve Group, Inc.	4,150	204,678
#*	RH	2,078	837,060
	Rocky Brands, Inc.	402	17,198
	Ross Stores, Inc.	30,829	3,013,535
*	Royal Caribbean Cruises Ltd.	11,636	905,397
*	Sally Beauty Holdings, Inc.	14,491	248,810
*	SeaWorld Entertainment, Inc.	7,087	422,243
	Service Corp. International	23,706	1,463,134

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Shake Shack, Inc., Class A	2,351	$155,331
	Shoe Carnival, Inc.	4,460	152,354
	Shutterstock, Inc.	4,844	469,723
	Signet Jewelers Ltd.	8,025	691,193
*	Six Flags Entertainment Corp.	1,678	66,264
*	Skechers USA, Inc., Class A	14,128	593,376
*	Skyline Champion Corp.	7,662	515,959
#*	Sleep Number Corp.	1,758	125,697
	Sonic Automotive, Inc., Class A	4,084	208,325
#*	Sonos, Inc.	13,705	345,640
*	Sportsman's Warehouse Holdings, Inc.	2,963	32,474
	Standard Motor Products, Inc.	3,872	185,353
	Starbucks Corp.	13,795	1,356,324
	Steven Madden Ltd.	10,477	431,024
#*	Stitch Fix, Inc., Class A	1,767	29,032
*	Stoneridge, Inc.	5,645	106,521
	Strategic Education, Inc.	3,173	189,301
*	Strattec Security Corp.	200	7,578
*	Stride, Inc.	7,870	276,001
	Superior Group of Cos., Inc.	1,686	34,445
*	Sypris Solutions, Inc.	4,022	8,124
	Tapestry, Inc.	35,562	1,349,578
	Target Corp.	22,201	4,893,766
*	Taylor Morrison Home Corp.	19,866	609,688
	Tempur Sealy International, Inc.	20,657	822,355
*	Tenneco, Inc., Class A	4,660	48,930
*	Terminix Global Holdings, Inc.	14,400	621,216
*	Tesla, Inc.	5,130	4,805,374
	Texas Roadhouse, Inc.	7,177	612,844
	Thor Industries, Inc.	7,247	685,494
	Tilly's, Inc., Class A	1,998	26,334
	TJX Cos., Inc.	49,123	3,535,382
	Toll Brothers, Inc.	12,854	758,000
*	TopBuild Corp.	4,648	1,081,357
	Tractor Supply Co.	10,607	2,315,614
	Travel & Leisure Co.	8,926	506,997
*	TravelCenters of America, Inc.	1,298	59,163
*	Tri Pointe Homes, Inc.	18,514	440,818
#*	Tupperware Brands Corp.	1,750	26,985
*	Ulta Beauty, Inc.	5,435	1,976,927
*	Under Armour, Inc., Class A	16,599	312,559
*	Under Armour, Inc., Class C	22,263	355,985
*	Unifi, Inc.	2,302	43,761
*	Universal Electronics, Inc.	2,569	91,174
*	Universal Technical Institute, Inc.	1,356	9,845
*	Urban Outfitters, Inc.	15,915	457,079
	Vail Resorts, Inc.	2,744	760,362
*	Veoneer, Inc.	9,833	346,220
*	Vera Bradley, Inc.	4,815	39,435
	VF Corp.	20,415	1,331,262
#*	Victoria's Secret & Co.	1,953	109,036
*	Visteon Corp.	3,676	373,151
*	VOXX International Corp.	2,097	23,172
#*	Wayfair, Inc., Class A	2,522	393,230
	Wendy's Co.	29,829	686,962
	Weyco Group, Inc.	1,047	24,500
#	Whirlpool Corp.	7,004	1,472,171
#	Williams-Sonoma, Inc.	8,717	1,399,427
	Wingstop, Inc.	3,132	479,979

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winmark Corp.	400	$86,168
	Winnebago Industries, Inc.	5,225	337,117
	Wolverine World Wide, Inc.	11,074	293,350
#*	WW International, Inc.	1,243	15,662
	Wyndham Hotels & Resorts, Inc.	5,094	427,641
*	XPEL, Inc.	1,503	93,727
*	YETI Holdings, Inc.	8,499	557,364
	Yum! Brands, Inc.	9,474	1,185,861
#*	Zumiez, Inc.	4,107	184,610
TOTAL CONSUMER DISCRETIONARY			224,161,932
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	7,605	214,081
	Andersons, Inc.	5,770	219,837
	Archer-Daniels-Midland Co.	28,219	2,116,425
	B&G Foods, Inc.	10,036	312,120
*	BellRing Brands, Inc., Class A	3,659	89,133
*	BJ's Wholesale Club Holdings, Inc.	14,696	903,363
	Bunge Ltd.	19,243	1,902,363
	Calavo Growers, Inc.	1,853	76,733
	Cal-Maine Foods, Inc.	6,197	241,683
	Campbell Soup Co.	40,129	1,770,491
	Casey's General Stores, Inc.	5,089	955,765
#*	Celsius Holdings, Inc.	1,035	49,401
#*	Central Garden & Pet Co.	1,889	87,631
*	Central Garden & Pet Co., Class A	8,180	354,439
*	Chefs' Warehouse, Inc.	5,711	170,416
	Clorox Co.	6,684	1,121,976
	Coca-Cola Co.	122,781	7,490,869
	Coca-Cola Consolidated, Inc.	1,254	718,542
*	Coffee Holding Co., Inc.	2,117	9,315
	Colgate-Palmolive Co.	27,245	2,246,350
	Conagra Brands, Inc.	27,532	957,012
	Costco Wholesale Corp.	16,158	8,161,891
*	Coty, Inc., Class A	62,020	525,930
*	Cyanotech Corp.	5,506	15,527
*	Darling Ingredients, Inc.	17,145	1,093,337
	Edgewell Personal Care Co.	6,362	291,380
*	elf Beauty, Inc.	7,804	230,686
	Energizer Holdings, Inc.	9,095	342,063
	Estee Lauder Cos., Inc., Class A	6,770	2,110,818
*	Farmer Bros Co.	792	5,061
	Flowers Foods, Inc.	27,084	761,873
	Fresh Del Monte Produce, Inc.	7,160	199,263
#*	Freshpet, Inc.	2,113	196,572
	General Mills, Inc.	36,398	2,499,815
#*	Grocery Outlet Holding Corp.	10,828	274,815
*	Hain Celestial Group, Inc.	13,180	481,465
*	Herbalife Nutrition Ltd.	9,000	382,590
#	Hormel Foods Corp.	23,828	1,131,115
*	Hostess Brands, Inc.	20,902	428,909
	Ingles Markets, Inc., Class A	2,804	215,712
	Ingredion, Inc.	8,897	842,546
	Inter Parfums, Inc.	4,043	400,136
	J M Smucker Co.	7,664	1,077,405
	J&J Snack Foods Corp.	2,427	368,152
	John B. Sanfilippo & Son, Inc.	1,772	140,165
	Kellogg Co.	31,888	2,008,944
	Keurig Dr Pepper, Inc.	14,353	544,696

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	11,762	$1,619,039
	Kraft Heinz Co.	25,598	916,408
	Kroger Co.	73,736	3,214,152
	Lamb Weston Holdings, Inc.	12,729	817,329
	Lancaster Colony Corp.	3,757	596,499
*	Landec Corp.	3,686	39,624
*	Lifevantage Corp.	1,400	9,002
#*	Lifeway Foods, Inc.	2,012	10,221
	Limoneira Co.	1,403	20,849
	McCormick & Co., Inc.	12,410	1,244,847
	McCormick & Co., Inc.	180	17,960
	Medifast, Inc.	1,536	305,219
*	Monster Beverage Corp.	6,095	528,558
	National Beverage Corp.	9,265	413,868
*	Natural Alternatives International, Inc.	920	12,047
	Natural Grocers by Vitamin Cottage, Inc.	2,161	31,551
	Nature's Sunshine Products, Inc.	1,300	22,932
	Nu Skin Enterprises, Inc., Class A	9,181	442,432
#	Ocean Bio-Chem, Inc.	1,697	15,137
	Oil-Dri Corp. of America	877	29,836
	PepsiCo, Inc.	62,829	10,902,088
*	Pilgrim's Pride Corp.	17,841	499,013
*	Post Holdings, Inc.	9,291	983,174
	PriceSmart, Inc.	4,237	302,564
#	Reynolds Consumer Products, Inc.	8,010	242,463
#*	Rite Aid Corp.	2,900	30,769
#*	S&W Seed Co.	2,800	6,496
	Sanderson Farms, Inc.	2,916	536,544
	Seaboard Corp.	109	416,379
*	Seneca Foods Corp., Class A	1,000	46,750
*»	Seneca Foods Corp., Class B	301	14,115
*	Simply Good Foods Co.	13,307	468,806
	SpartanNash Co.	4,806	118,083
	Spectrum Brands Holdings, Inc.	5,271	471,122
*	Sprouts Farmers Market, Inc.	18,120	491,777
#*	Summer Infant, Inc.	1,391	13,381
	Sysco Corp.	34,936	2,730,248
#	Tootsie Roll Industries, Inc.	3,519	119,470
*	TreeHouse Foods, Inc.	9,400	364,062
	Tyson Foods, Inc., Class A	22,012	2,000,671
*	U.S. Foods Holding Corp.	25,461	897,755
*	United Natural Foods, Inc.	9,090	352,510
	United-Guardian, Inc.	3,800	71,820
*	USANA Health Sciences, Inc.	3,684	352,117
	Village Super Market, Inc., Class A	770	17,595
	Walgreens Boots Alliance, Inc.	39,466	1,963,828
	Walmart, Inc.	64,626	9,035,361
#	WD-40 Co.	1,271	282,492
	Weis Markets, Inc.	4,404	265,297
TOTAL CONSUMER STAPLES			91,043,071
ENERGY — (1.8%)
	Adams Resources & Energy, Inc.	99	2,969
*	Alto Ingredients, Inc.	10,500	54,390
	Altus Midstream Co., Class A	330	20,800
	Archrock, Inc.	34,374	290,117
*	Ardmore Shipping Corp.	4,312	14,747
*	Aspen Aerogels, Inc.	2,657	78,913
	Baker Hughes Co.	39,167	1,074,742

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Brigham Minerals, Inc., Class A	2,277	$49,274
*	Bristow Group, Inc.	400	13,140
	Cactus, Inc., Class A	5,509	266,966
*	Centrus Energy Corp., Class A	1,247	54,182
*	ChampionX Corp.	32,410	725,984
	Cheniere Energy, Inc.	10,094	1,129,519
#*	Clean Energy Fuels Corp.	31,215	189,475
	Core Laboratories NV	7,242	193,144
	CVR Energy, Inc.	12,089	236,098
*	Delek U.S. Holdings, Inc.	13,903	215,775
#	DHT Holdings, Inc.	30,018	146,488
*	DMC Global, Inc.	2,624	105,852
	Dorian LPG Ltd.	8,692	103,348
*	Dril-Quip, Inc.	4,462	112,844
*	DTE Midstream LLC	2,454	126,872
*	Earthstone Energy, Inc., Class A	3,814	52,099
	EnLink Midstream LLC	59,536	473,907
*	Epsilon Energy Ltd.	14,303	79,382
	Equitrans Midstream Corp.	67,212	545,089
	Evolution Petroleum Corp.	4,751	27,318
#*	Expro Group Holdings NV	11,912	186,542
*	Exterran Corp.	731	3,991
*	Geospace Technologies Corp.	900	7,875
*	Green Plains, Inc.	6,080	185,683
*	Gulf Island Fabrication, Inc.	11,379	44,947
	Halliburton Co.	44,347	1,363,227
*	Helix Energy Solutions Group, Inc.	21,367	75,426
	Helmerich & Payne, Inc.	13,850	397,495
#	HollyFrontier Corp.	21,390	752,072
	International Seaways, Inc.	5,977	87,204
	Kinder Morgan, Inc.	101,947	1,769,800
#*	Liberty Oilfield Services, Inc., Class A	22,659	274,174
	Marathon Petroleum Corp.	33,181	2,380,737
*	Mexco Energy Corp.	1,500	15,345
*	Nabors Industries Ltd.	554	57,345
*	Natural Gas Services Group, Inc.	200	2,154
*	NCS Multistage Holdings, Inc.	500	19,955
*	Newpark Resources, Inc.	5,878	20,867
*	NexTier Oilfield Solutions, Inc.	29,571	178,017
#	Nordic American Tankers Ltd.	15,905	24,653
	NOV, Inc.	51,357	843,282
	Occidental Petroleum Corp.	14,554	548,249
#*	Oceaneering International, Inc.	13,744	179,084
#*	Oil States International, Inc.	9,683	60,712
	ONEOK, Inc.	26,668	1,618,214
*	Overseas Shipholding Group, Inc., Class A	7,143	12,357
*	Par Pacific Holdings, Inc.	7,179	101,224
	Patterson-UTI Energy, Inc.	18,100	180,276
*	PBF Energy, Inc., Class A	10,747	170,232
	Phillips 66	20,069	1,701,651
#	PHX Minerals, Inc.	8,160	19,421
	Pioneer Natural Resources Co.	7,726	1,691,144
*	ProPetro Holding Corp.	15,107	158,775
#*	Renewable Energy Group, Inc.	5,724	230,448
*	REX American Resources Corp.	885	85,341
*	RPC, Inc.	12,300	72,693
*	SandRidge Energy, Inc.	11,030	126,845
	Schlumberger NV	63,237	2,470,670
*	Select Energy Services, Inc., Class A	10,598	70,689

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SilverBow Resources, Inc.	1,600	$37,264
	Targa Resources Corp.	30,556	1,805,248
*	Technip Energies NV, ADR	4,397	66,966
*	TechnipFMC PLC	51,251	332,619
*	Teekay Tankers Ltd., Class A	1,612	17,200
#*	Tellurian, Inc.	13,290	33,358
*	TETRA Technologies, Inc.	9,232	27,050
	Texas Pacific Land Corp.	322	346,150
*	Tidewater, Inc.	3,503	49,708
*	Transocean Ltd.	17,734	55,862
*	U.S. Silica Holdings, Inc.	10,515	100,418
#*	Uranium Energy Corp.	25,462	66,456
	Valero Energy Corp.	18,887	1,567,054
*	Weatherford International PLC	4,369	131,070
*	Whiting Petroleum Corp.	3,010	223,492
	World Fuel Services Corp.	9,771	275,640
TOTAL ENERGY			29,707,805
FINANCIALS — (16.2%)
	1st Source Corp.	4,346	216,778
	ACNB Corp.	303	9,814
	Affiliated Managers Group, Inc.	4,945	723,008
	Aflac, Inc.	32,940	2,069,291
	Alerus Financial Corp.	869	24,623
*	Alleghany Corp.	1,105	733,720
	Allegiance Bancshares, Inc.	2,498	109,987
	Allstate Corp.	24,949	3,010,596
	Ally Financial, Inc.	30,917	1,475,359
	A-Mark Precious Metals, Inc.	1,195	73,971
*	Ambac Financial Group, Inc.	2,654	37,607
	Amerant Bancorp, Inc.	2,594	88,196
	American Equity Investment Life Holding Co.	15,947	656,060
	American Express Co.	32,460	5,836,957
	American Financial Group, Inc.	9,656	1,257,984
	American International Group, Inc.	22,295	1,287,536
	American National Bankshares, Inc.	1,300	49,140
	American National Group, Inc.	3,670	692,859
	Ameriprise Financial, Inc.	7,495	2,280,803
	Ameris Bancorp	11,297	557,055
	AMERISAFE, Inc.	2,385	125,260
	AmeriServ Financial, Inc.	300	1,287
	Ames National Corp.	500	12,165
	Aon PLC, Class A	9,927	2,744,220
	Apollo Global Management, Inc.	30,362	2,125,340
*	Arch Capital Group Ltd.	21,896	1,014,223
	Ares Management Corp., Class A	4,818	384,091
	Argo Group International Holdings Ltd.	5,421	307,804
	Arrow Financial Corp.	2,434	86,115
	Arthur J Gallagher & Co.	9,965	1,573,872
	Artisan Partners Asset Management, Inc., Class A	9,113	393,773
*	AssetMark Financial Holdings, Inc.	4,542	108,963
	Associated Banc-Corp.	24,485	585,191
	Assurant, Inc.	5,558	847,651
	Assured Guaranty Ltd.	12,032	641,185
*	Atlantic Capital Bancshares, Inc.	4,182	125,962
	Atlantic Union Bankshares Corp.	12,908	525,614
#*	Atlanticus Holdings Corp.	1,700	109,327
	Axis Capital Holdings Ltd.	14,024	799,088
*	Axos Financial, Inc.	10,344	532,716

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	11,134	$215,109
	BancFirst Corp.	5,329	399,409
*	Bancorp, Inc.	11,054	329,630
	Bank of America Corp.	191,203	8,822,106
	Bank of Hawaii Corp.	6,432	553,602
	Bank of Marin Bancorp	2,687	100,198
	Bank of New York Mellon Corp.	21,407	1,268,579
	Bank of NT Butterfield & Son Ltd.	8,767	321,311
	Bank of Princeton	613	18,598
#	Bank of South Carolina Corp.	502	10,090
	Bank OZK	20,654	967,640
#	Bank7 Corp.	1,736	41,924
	BankFinancial Corp.	2,924	31,521
	BankUnited, Inc.	15,112	630,926
	Bankwell Financial Group, Inc.	700	23,681
	Banner Corp.	5,895	366,138
	Bar Harbor Bankshares	1,390	42,451
*	Baycom Corp.	742	15,434
	BCB Bancorp, Inc.	1,443	24,531
	Berkshire Hills Bancorp, Inc.	5,404	159,904
	BGC Partners, Inc., Class A	49,135	207,350
	BlackRock, Inc.	4,454	3,665,375
	Blackstone, Inc.	10,240	1,351,373
	BOK Financial Corp.	7,615	780,918
*	Bridgewater Bancshares, Inc.	3,552	63,190
*	Brighthouse Financial, Inc.	13,022	709,048
	BrightSphere Investment Group, Inc.	5,920	127,754
	Brookline Bancorp, Inc.	14,704	251,438
	Brown & Brown, Inc.	14,333	949,991
#*	BRP Group, Inc., Class A	3,306	100,899
	Business First Bancshares, Inc.	1,865	51,194
	Byline Bancorp, Inc.	5,176	134,576
	C&F Financial Corp.	500	25,585
	Cadence Bank	18,328	571,284
	Cambridge Bancorp	1,106	99,031
	Camden National Corp.	3,149	156,379
*	Cannae Holdings, Inc.	14,199	424,124
	Capital Bancorp, Inc.	758	19,587
	Capital City Bank Group, Inc.	2,300	63,618
	Capital One Financial Corp.	16,998	2,494,117
	Capitol Federal Financial, Inc.	25,612	285,062
	Capstar Financial Holdings, Inc.	2,712	58,172
	Cathay General Bancorp	13,592	613,815
	Cboe Global Markets, Inc.	6,529	773,882
	CBTX, Inc.	4,682	137,791
	Central Pacific Financial Corp.	4,075	118,583
	Central Valley Community Bancorp	1,231	27,574
#	CF Bankshares, Inc.	840	17,069
	Charles Schwab Corp.	23,887	2,094,890
	Chemung Financial Corp.	400	18,332
	Chubb Ltd.	11,212	2,211,903
	Cincinnati Financial Corp.	8,325	980,935
	Citigroup, Inc.	68,225	4,442,812
	Citizens & Northern Corp.	1,891	47,502
	Citizens Community Bancorp, Inc.	816	11,783
	Citizens Financial Group, Inc.	23,501	1,209,596
	Citizens Holding Co.	160	2,886
*	Citizens, Inc.	3,580	17,005
	City Holding Co.	2,529	202,851

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Civista Bancshares, Inc.	1,487	$35,852
	CME Group, Inc.	6,383	1,464,898
	CNA Financial Corp.	5,282	242,497
	CNB Financial Corp.	2,238	59,777
*	Coastal Financial Corp.	600	29,052
	Codorus Valley Bancorp, Inc.	633	13,723
	Cohen & Co., Inc.	400	6,080
	Cohen & Steers, Inc.	6,215	519,139
	Colony Bankcorp, Inc.	838	14,120
	Columbia Banking System, Inc.	13,319	463,102
*	Columbia Financial, Inc.	16,862	356,969
	Comerica, Inc.	12,656	1,174,224
	Commerce Bancshares, Inc.	13,428	925,323
	Community Bank System, Inc.	8,896	635,352
	Community Financial Corp.	300	11,880
	Community Trust Bancorp, Inc.	2,916	128,858
	Community West Bancshares	700	9,758
	ConnectOne Bancorp, Inc.	5,084	162,739
*	Consumer Portfolio Services, Inc.	4,008	47,495
	Cowen, Inc., Class A	4,405	139,550
	Crawford & Co., Class A	2,549	19,398
	Crawford & Co., Class B	3,450	26,117
*	Credit Acceptance Corp.	2,294	1,237,751
*	CrossFirst Bankshares, Inc.	901	13,929
	Cullen/Frost Bankers, Inc.	6,459	910,784
#	Curo Group Holdings Corp.	8,089	115,915
*	Customers Bancorp, Inc.	5,789	337,499
	CVB Financial Corp.	23,736	522,904
	Diamond Hill Investment Group, Inc.	832	155,376
	Dime Community Bancshares, Inc.	8,479	296,426
	Discover Financial Services	26,434	3,059,735
	Donegal Group, Inc., Class A	3,167	45,446
*	Donnelley Financial Solutions, Inc.	7,548	280,937
	Eagle Bancorp Montana, Inc.	758	17,282
	Eagle Bancorp, Inc.	5,217	312,863
	East West Bancorp, Inc.	16,498	1,424,437
#*	eHealth, Inc.	2,510	54,844
#*	Elevate Credit, Inc.	5,045	14,832
	Elmira Savings Bank	785	17,937
	Employers Holdings, Inc.	6,414	250,787
#*	Encore Capital Group, Inc.	4,540	292,830
*	Enova International, Inc.	6,877	277,006
*	Enstar Group Ltd.	2,148	569,392
	Enterprise Bancorp, Inc.	1,259	53,747
	Enterprise Financial Services Corp.	4,245	210,297
	Equitable Holdings, Inc.	46,862	1,576,438
	Equity Bancshares, Inc., Class A	2,425	77,746
#	Erie Indemnity Co., Class A	3,370	620,417
*	Esquire Financial Holdings, Inc.	449	15,477
	ESSA Bancorp, Inc.	1,600	28,240
	Essent Group Ltd.	16,067	733,298
	Evans Bancorp, Inc.	622	26,485
	Evercore, Inc., Class A	5,709	712,597
	Everest Re Group Ltd.	3,244	919,350
*	EZCORP, Inc., Class A	8,301	49,557
	FactSet Research Systems, Inc.	2,019	851,796
	Farmers & Merchants Bancorp, Inc.	978	30,895
	Farmers National Banc Corp.	4,026	70,254
	FB Financial Corp.	7,432	330,873

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp., Class C	1,582	$192,688
	Federated Hermes, Inc.	15,549	514,827
#*	FG Financial Group, Inc.	1,723	5,031
	Fidelity National Financial, Inc.	30,329	1,527,065
	Fifth Third Bancorp	41,404	1,847,861
	Financial Institutions, Inc.	2,921	94,173
	First American Financial Corp.	15,228	1,134,638
	First BanCorp	37,338	543,268
	First BanCorp	5,859	257,269
	First Bancorp, Inc.	1,481	47,599
	First Bancshares, Inc.	2,421	87,325
	First Bank	916	13,419
	First Busey Corp.	8,680	241,998
	First Business Financial Services, Inc.	989	33,310
	First Citizens BancShares, Inc., Class A	1,659	1,292,494
	First Commonwealth Financial Corp.	19,240	318,614
	First Community Bankshares, Inc.	3,590	112,044
	First Community Corp.	2,429	51,349
	First Financial Bancorp	16,417	413,873
	First Financial Bankshares, Inc.	13,383	628,867
	First Financial Corp.	2,421	108,679
	First Financial Northwest, Inc.	1,800	29,898
	First Foundation, Inc.	5,470	143,041
	First Guaranty Bancshares, Inc.	1,579	32,559
	First Hawaiian, Inc.	21,301	603,883
	First Horizon Corp.	57,027	975,732
	First Internet Bancorp	1,237	62,172
#	First Interstate BancSystem, Inc., Class A	7,386	271,436
	First Merchants Corp.	9,852	418,020
	First Mid Bancshares, Inc.	2,167	89,172
	First Midwest Bancorp, Inc.	17,484	363,143
	First National Corp.	673	15,143
	First Northwest Bancorp	1,283	28,598
	First of Long Island Corp.	3,590	78,657
	First Republic Bank	7,990	1,386,984
	First Savings Financial Group, Inc.	516	13,591
	First U.S. Bancshares, Inc.	1,038	11,314
	First United Corp.	1,505	29,995
*	First Western Financial, Inc.	1,204	39,371
	FirstCash Holdings, Inc.	5,521	384,814
	Flagstar Bancorp, Inc.	9,515	430,554
	Flushing Financial Corp.	5,263	124,259
	FNB Corp.	48,815	630,687
	FNCB Bancorp, Inc.	1,605	14,236
	Franklin Financial Services Corp.	385	12,898
#	Franklin Resources, Inc.	25,298	808,777
	FS Bancorp, Inc.	850	28,237
	Fulton Financial Corp.	29,630	531,858
*	FVCBankcorp, Inc.	872	17,614
	GAMCO Investors, Inc., Class A	1,254	28,228
*	Genworth Financial, Inc., Class A	52,978	206,614
#	German American Bancorp, Inc.	5,088	201,485
	Glacier Bancorp, Inc.	15,074	782,793
	Glen Burnie Bancorp	200	2,408
	Global Indemnity Group LLC, Class A	1,700	44,234
	Globe Life, Inc.	8,850	905,355
	Goldman Sachs Group, Inc.	13,652	4,842,091
#	Goosehead Insurance, Inc., Class A	1,595	157,235
	Great Southern Bancorp, Inc.	2,505	148,647

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Great Western Bancorp, Inc.	9,431	$291,229
*	Green Dot Corp., Class A	8,879	281,553
#	Greene County Bancorp, Inc.	600	22,668
	Greenhill & Co., Inc.	4,627	77,178
#*	Greenlight Capital Re Ltd., Class A	1,395	10,100
	Guaranty Bancshares, Inc.	1,320	46,913
	Guaranty Federal Bancshares, Inc.	600	19,560
*	Hallmark Financial Services, Inc.	4,846	20,644
	Hamilton Lane, Inc., Class A	1,912	172,960
	Hancock Whitney Corp.	13,378	705,288
	Hanmi Financial Corp.	3,343	89,860
	Hanover Insurance Group, Inc.	5,119	706,217
	HarborOne Bancorp, Inc.	7,463	105,975
	Hartford Financial Services Group, Inc.	24,985	1,795,672
	Hawthorn Bancshares, Inc.	864	22,032
	HBT Financial, Inc.	1,046	19,466
	HCI Group, Inc.	1,645	111,646
	Heartland Financial USA, Inc.	5,901	307,029
#	Hennessy Advisors, Inc.	1,107	11,485
	Heritage Commerce Corp.	8,432	105,063
	Heritage Financial Corp.	5,691	138,064
*	Heritage Global, Inc.	7,005	11,838
#	Hilltop Holdings, Inc.	12,037	397,582
	Hingham Institution For Savings	155	60,114
*	HMN Financial, Inc.	237	5,747
	Home Bancorp, Inc.	1,154	44,833
	Home BancShares, Inc.	25,808	608,036
	Home Federal Bancorp Inc of Louisiana	261	5,403
	HomeStreet, Inc.	4,364	212,745
	HomeTrust Bancshares, Inc.	3,038	94,573
	Hope Bancorp, Inc.	21,458	359,421
	Horace Mann Educators Corp.	6,832	259,684
	Horizon Bancorp, Inc.	6,336	135,147
	Houlihan Lokey, Inc.	5,386	572,424
	Huntington Bancshares, Inc.	77,225	1,163,008
	Independence Holding Co.	2,048	116,634
	Independent Bank Corp.	7,768	655,231
	Independent Bank Corp.	4,359	106,708
	Independent Bank Group, Inc.	7,108	539,639
	Interactive Brokers Group, Inc., Class A	2,320	158,201
	Intercontinental Exchange, Inc.	9,776	1,238,228
	International Bancshares Corp.	10,585	444,888
	Invesco Ltd.	41,052	930,238
	Investar Holding Corp.	501	9,629
	Investors Bancorp, Inc.	44,334	723,531
	Investors Title Co.	166	33,198
	James River Group Holdings Ltd.	8,719	246,922
	Janus Henderson Group PLC	18,606	686,561
	Jefferies Financial Group, Inc.	24,349	892,147
	JPMorgan Chase & Co.	108,104	16,064,254
	Kearny Financial Corp.	16,555	214,222
	Kemper Corp.	9,402	563,932
	Kentucky First Federal Bancorp	27	204
	KeyCorp	54,787	1,372,962
	Kingstone Cos., Inc.	707	3,832
	Kinsale Capital Group, Inc.	1,819	364,382
	KKR & Co., Inc.	21,933	1,560,752
	Lake Shore Bancorp, Inc.	170	2,509
	Lakeland Bancorp, Inc.	7,976	150,986

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Lakeland Financial Corp.	3,857	$308,290
	Landmark Bancorp, Inc.	630	17,955
	Lazard Ltd., Class A	16,157	705,091
	LCNB Corp.	700	14,035
*	LendingClub Corp.	11,178	209,699
*	LendingTree, Inc.	569	69,327
	Level One Bancorp, Inc.	664	26,308
	Lincoln National Corp.	14,881	1,041,372
	Live Oak Bancshares, Inc.	5,676	334,089
	Loews Corp.	14,070	839,416
	LPL Financial Holdings, Inc.	10,927	1,882,941
	Luther Burbank Corp.	5,459	70,039
	M&T Bank Corp.	7,004	1,186,338
	Macatawa Bank Corp.	4,300	38,872
#*	Maiden Holdings Ltd.	26,100	72,819
*	MainStreet Bancshares, Inc.	550	13,800
	Manning & Napier, Inc.	1,400	11,466
*	Markel Corp.	744	917,159
	MarketAxess Holdings, Inc.	3,220	1,109,226
	Marsh & McLennan Cos., Inc.	21,418	3,290,662
*	MBIA, Inc.	16,049	219,390
	Mercantile Bank Corp.	2,926	112,563
	Merchants Bancorp	3,993	116,396
	Mercury General Corp.	9,344	510,743
	Meridian Corp.	1,100	38,775
	Meta Financial Group, Inc.	5,963	354,560
	MetLife, Inc.	18,817	1,261,868
*	Metropolitan Bank Holding Corp.	506	50,600
	MGIC Investment Corp.	47,115	715,206
	Mid Penn Bancorp, Inc.	405	12,089
	Middlefield Banc Corp.	507	12,967
	Midland States Bancorp, Inc.	3,115	89,930
	MidWestOne Financial Group, Inc.	1,517	48,438
	Moelis & Co., Class A	7,600	429,172
	Moody's Corp.	6,232	2,137,576
	Morgan Stanley	50,042	5,131,307
	Morningstar, Inc.	4,664	1,340,480
*	Mr Cooper Group, Inc.	14,074	565,071
	MSCI, Inc.	1,501	804,716
	MVB Financial Corp.	1,500	60,030
	Nasdaq, Inc.	8,708	1,560,561
	National Bank Holdings Corp., Class A	5,328	241,891
	National Bankshares, Inc.	518	18,617
	National Western Life Group, Inc., Class A	548	117,201
	Navient Corp.	26,284	458,130
	NBT Bancorp, Inc.	7,509	290,448
	Nelnet, Inc., Class A	4,287	379,528
	New York Community Bancorp, Inc.	59,603	694,971
*	NI Holdings, Inc.	1,752	33,814
*	Nicholas Financial, Inc.	801	8,611
*	Nicolet Bankshares, Inc.	1,540	143,359
*	NMI Holdings, Inc., Class A	9,763	241,537
	Northeast Bank	772	28,193
	Northern Trust Corp.	14,815	1,728,022
	Northfield Bancorp, Inc.	8,607	135,646
	Northrim BanCorp, Inc.	900	39,546
	Northwest Bancshares, Inc.	19,009	268,217
#	Oak Valley Bancorp	1,680	30,307
	OceanFirst Financial Corp.	7,939	180,215

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ocwen Financial Corp.	1,900	$69,692
	OFG Bancorp	9,654	267,126
	Old National Bancorp	24,597	450,863
	Old Republic International Corp.	33,486	858,246
	Old Second Bancorp, Inc.	4,090	54,929
	OneMain Holdings, Inc.	18,532	957,363
	OP Bancorp	1,874	26,761
*	Open Lending Corp., Class A	6,308	119,789
*	Oportun Financial Corp.	649	11,688
	Oppenheimer Holdings, Inc., Class A	2,756	116,827
*	OptimumBank Holdings, Inc.	2,800	11,228
	Origin Bancorp, Inc.	3,105	132,646
	Orrstown Financial Services, Inc.	909	22,498
	Pacific Premier Bancorp, Inc.	15,229	582,509
	PacWest Bancorp	17,440	809,739
#*	Palomar Holdings, Inc.	2,104	110,986
#	Park National Corp.	2,477	335,534
	Parke Bancorp, Inc.	1,446	35,022
	Pathfinder Bancorp, Inc.	1	17
#	PCB Bancorp	783	17,610
	PCSB Financial Corp.	2,196	41,021
	Peapack-Gladstone Financial Corp.	2,762	101,752
	Penns Woods Bancorp, Inc.	1,243	30,429
	Peoples Bancorp of North Carolina, Inc.	800	22,800
	Peoples Bancorp, Inc.	3,634	120,467
	Peoples Financial Services Corp.	400	20,292
	People's United Financial, Inc.	40,298	780,975
	Pinnacle Financial Partners, Inc.	7,549	730,064
	Piper Sandler Cos.	2,600	400,972
	PJT Partners, Inc., Class A	2,345	162,555
#	Plumas Bancorp	618	23,156
	PNC Financial Services Group, Inc.	10,863	2,237,669
	Ponce Financial Group, Inc.	1,535	16,468
	Popular, Inc.	8,710	776,671
*	PRA Group, Inc.	7,470	347,355
	Preferred Bank	2,495	194,760
	Premier Financial Corp.	6,036	180,175
	Primerica, Inc.	6,170	952,278
	Primis Financial Corp.	3,254	48,354
#	Principal Financial Group, Inc.	14,464	1,056,740
	ProAssurance Corp.	7,670	183,773
*	PROG Holdings, Inc.	10,680	425,171
	Progressive Corp.	17,466	1,897,856
	Prosperity Bancshares, Inc.	9,903	725,395
	Provident Bancorp, Inc.	1,022	18,478
	Provident Financial Holdings, Inc.	1,300	21,879
	Provident Financial Services, Inc.	12,942	312,808
	Prudential Bancorp, Inc.	845	11,830
	Prudential Financial, Inc.	16,569	1,848,603
	Pzena Investment Management, Inc., Class A	1,300	13,182
	QCR Holdings, Inc.	1,925	109,802
	Radian Group, Inc.	23,625	528,964
#	Randolph Bancorp, Inc.	228	5,672
	Raymond James Financial, Inc.	15,425	1,633,045
	RBB Bancorp	2,116	57,111
	Red River Bancshares, Inc.	800	41,576
	Regional Management Corp.	1,515	76,901
	Regions Financial Corp.	56,094	1,286,796
	Reinsurance Group of America, Inc.	5,707	655,335

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	4,050	$636,538
#	Renasant Corp.	9,006	331,241
	Republic Bancorp, Inc., Class A	3,438	168,531
#*	Republic First Bancorp, Inc.	1,200	5,160
*	Rhinebeck Bancorp, Inc.	1,100	11,858
	Richmond Mutual BanCorp, Inc.	807	12,993
	Riverview Bancorp, Inc.	100	755
	RLI Corp.	5,489	575,137
	S&P Global, Inc.	8,105	3,365,358
	S&T Bancorp, Inc.	5,166	159,164
	Safety Insurance Group, Inc.	2,330	191,829
	Salisbury Bancorp, Inc.	509	28,270
	Sandy Spring Bancorp, Inc.	6,720	317,923
	SB Financial Group, Inc.	1,000	19,283
	Seacoast Banking Corp. of Florida	7,469	272,618
*	Security National Financial Corp., Class A	3,119	29,100
	SEI Investments Co.	18,472	1,082,644
	Selective Insurance Group, Inc.	9,923	782,925
	ServisFirst Bancshares, Inc.	7,036	597,145
	Shore Bancshares, Inc.	2,094	41,336
	Sierra Bancorp	1,944	51,574
	Signature Bank	3,292	1,002,842
	Silvercrest Asset Management Group, Inc., Class A	800	13,440
	Simmons First National Corp., Class A	17,426	498,384
*	SiriusPoint Ltd.	8,019	67,921
	SLM Corp.	46,992	861,833
	SmartFinancial, Inc.	641	17,185
	Sound Financial Bancorp, Inc.	600	26,238
	South Plains Financial, Inc.	760	21,987
	South State Corp.	10,138	855,749
*	Southern First Bancshares, Inc.	700	41,020
	Southern Missouri Bancorp, Inc.	1,213	67,079
	Southside Bancshares, Inc.	5,693	238,537
	Spirit of Texas Bancshares, Inc.	1,299	36,164
	State Auto Financial Corp.	7,246	374,618
	State Street Corp.	19,560	1,848,420
	Sterling Bancorp	27,426	721,030
*	Sterling Bancorp, Inc.	3,844	22,872
	Stewart Information Services Corp.	3,962	283,006
	Stifel Financial Corp.	11,171	836,708
	Stock Yards Bancorp, Inc.	2,400	142,992
*	StoneX Group, Inc.	3,467	227,470
	Summit Financial Group, Inc.	1,249	34,872
	Summit State Bank	441	7,118
*	SVB Financial Group	3,364	1,964,240
#*	SWK Holdings Corp.	730	13,688
	Synchrony Financial	54,136	2,305,652
	Synovus Financial Corp.	16,274	809,794
	T Rowe Price Group, Inc.	10,334	1,595,880
	Territorial Bancorp, Inc.	1,300	32,162
*	Texas Capital Bancshares, Inc.	7,060	442,662
	TFS Financial Corp.	16,325	283,728
	Timberland Bancorp, Inc.	500	13,890
	Tiptree, Inc.	5,339	66,150
	Tompkins Financial Corp.	2,533	201,525
	Towne Bank	12,538	393,442
	Tradeweb Markets, Inc., Class A	2,872	243,459
	Travelers Cos., Inc.	21,460	3,566,223
	TriCo Bancshares	5,202	226,131

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	TriState Capital Holdings, Inc.	4,350	$137,417
*	Triumph Bancorp, Inc.	3,989	348,958
	Truist Financial Corp.	33,883	2,128,530
#*	Trupanion, Inc.	643	61,246
	TrustCo Bank Corp. NY	2,732	92,615
	Trustmark Corp.	10,221	333,000
	U.S. Bancorp	51,980	3,024,716
	UMB Financial Corp.	7,738	761,806
	Umpqua Holdings Corp.	36,936	749,062
	Union Bankshares, Inc.	320	9,936
	United Bancorp, Inc.	685	11,782
	United Bancshares, Inc.	436	13,259
	United Bankshares, Inc.	20,661	729,953
	United Community Banks, Inc.	13,785	487,851
	United Fire Group, Inc.	3,989	99,486
	United Security Bancshares	402	3,292
	Unity Bancorp, Inc.	471	14,008
	Universal Insurance Holdings, Inc.	4,600	79,304
	Univest Financial Corp.	4,401	132,602
	Unum Group	32,096	814,596
	Valley National Bancorp	62,469	869,568
#	Value Line, Inc.	213	12,563
	Veritex Holdings, Inc.	5,016	201,392
#	Victory Capital Holdings, Inc., Class A	1,915	62,563
	Virtu Financial, Inc., Class A	15,467	478,394
	Virtus Investment Partners, Inc.	1,153	301,717
#	Voya Financial, Inc.	12,990	882,800
	Walker & Dunlop, Inc.	5,376	711,836
	Washington Federal, Inc.	11,219	392,889
	Washington Trust Bancorp, Inc.	2,152	122,836
	Waterstone Financial, Inc.	4,026	82,211
#	Webster Financial Corp.	13,731	780,058
	Wells Fargo & Co.	103,782	5,583,472
	WesBanco, Inc.	10,190	361,643
	West BanCorp, Inc.	1,799	53,106
	Westamerica BanCorp	3,633	211,005
	Western Alliance Bancorp	10,591	1,050,521
	Western New England Bancorp, Inc.	3,241	29,428
	Westwood Holdings Group, Inc.	850	16,235
	White Mountains Insurance Group Ltd.	520	541,299
	Willis Towers Watson PLC	7,536	1,763,123
	Wintrust Financial Corp.	8,704	853,601
#	WisdomTree Investments, Inc.	11,022	61,833
#*	World Acceptance Corp.	1,607	303,691
	WR Berkley Corp.	12,492	1,055,574
	WSFS Financial Corp.	11,262	589,904
	Zions Bancorp NA	17,858	1,211,130
TOTAL FINANCIALS			271,097,702
HEALTH CARE — (6.4%)
*	ABIOMED, Inc.	1,255	371,317
*	Acadia Healthcare Co., Inc.	13,377	704,299
*	ACADIA Pharmaceuticals, Inc.	4,829	108,604
#*	Accuray, Inc.	19,974	72,905
»††	Achillion Pharmaceuticals, Inc.	21,184	30,717
*	Adaptive Biotechnologies Corp.	5,688	99,199
*	Addus HomeCare Corp.	1,934	154,391
*	Adicet Bio, Inc.	1,454	18,349
*	Aeglea BioTherapeutics, Inc.	1,863	8,011

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Agios Pharmaceuticals, Inc.	2,328	$71,912
*	Akebia Therapeutics, Inc.	23,601	46,966
#*	Akero Therapeutics, Inc.	3,050	53,436
#*	Albireo Pharma, Inc.	2,691	76,667
*	Alector, Inc.	942	14,940
*	AlerisLife, Inc.	3,137	9,223
*	Align Technology, Inc.	772	382,109
*	Alkermes PLC	19,063	486,106
*	Allscripts Healthcare Solutions, Inc.	23,232	469,751
*	Alnylam Pharmaceuticals, Inc.	868	119,437
*	Amedisys, Inc.	3,881	524,323
*	American Shared Hospital Services	2,300	5,014
	AmerisourceBergen Corp.	10,819	1,473,548
*	AMN Healthcare Services, Inc.	7,401	750,017
*	AnaptysBio, Inc.	3,897	124,587
*	AngioDynamics, Inc.	5,619	121,539
*	Anika Therapeutics, Inc.	2,097	66,685
	Anthem, Inc.	7,087	3,125,296
#*	Apollo Medical Holdings, Inc.	3,170	163,192
*	Applied Therapeutics, Inc.	1,139	3,508
*	Apyx Medical Corp.	1,247	14,341
#*	Arcus Biosciences, Inc.	5,146	158,497
#*	Arcutis Biotherapeutics, Inc.	2,200	33,242
*	Arena Pharmaceuticals, Inc.	4,804	441,872
#*	Armata Pharmaceuticals, Inc.	1,600	7,792
*	Artivion, Inc.	4,483	79,797
#*	Atara Biotherapeutics, Inc.	5,937	91,192
*	AtriCure, Inc.	3,311	217,334
#	Atrion Corp.	237	143,482
*	aTyr Pharma, Inc.	4,588	26,106
*	Avanos Medical, Inc.	8,252	249,706
*	Avantor, Inc.	52,526	1,960,796
*	Avid Bioservices, Inc.	4,868	91,859
#*	Avidity Biosciences, Inc.	595	9,889
*	AxoGen, Inc.	7,453	64,916
#*	Axonics, Inc.	2,999	142,243
	Baxter International, Inc.	24,896	2,127,114
*	BioDelivery Sciences International, Inc.	10,105	36,984
#*	Biohaven Pharmaceutical Holding Co. Ltd.	1,527	202,892
*	BioMarin Pharmaceutical, Inc.	8,192	726,057
*	Blueprint Medicines Corp.	4,923	379,563
*	Boston Scientific Corp.	23,418	1,004,632
*	Brookdale Senior Living, Inc.	8,255	43,669
	Bruker Corp.	17,862	1,189,609
*	Cabaletta Bio, Inc.	1,800	5,436
*	Cara Therapeutics, Inc.	4,660	53,963
	Cardinal Health, Inc.	33,022	1,702,945
*	Cardiovascular Systems, Inc.	4,741	83,299
*	CareDx, Inc.	2,304	96,307
*	Castle Biosciences, Inc.	2,673	115,607
#*	Castlight Health, Inc., Class B	22,300	45,492
*	Catalyst Biosciences, Inc.	2,824	1,638
*	Catalyst Pharmaceuticals, Inc.	11,568	66,632
*	Celldex Therapeutics, Inc.	1,859	57,648
	Cerner Corp.	19,373	1,766,818
*	Change Healthcare, Inc.	16,516	325,035
	Chemed Corp.	1,762	826,219
#*	ChemoCentryx, Inc.	1,263	33,962
#*	Chimerix, Inc.	12,300	70,233

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Chinook Therapeutics, Inc.	3,300	$42,570
	Cigna Corp.	12,230	2,818,526
*	Codexis, Inc.	3,003	61,561
*	Collegium Pharmaceutical, Inc.	5,115	91,303
*	Computer Programs & Systems, Inc.	2,070	58,622
	CONMED Corp.	4,057	558,162
*	CorVel Corp.	2,976	524,133
*	Covetrus, Inc.	15,725	284,151
*	Crinetics Pharmaceuticals, Inc.	3,887	73,425
*	Cross Country Healthcare, Inc.	7,273	156,442
#*	Cue Biopharma, Inc.	5,843	43,180
*	Cumberland Pharmaceuticals, Inc.	1,600	5,376
#*	Cutera, Inc.	1,041	37,903
	CVS Health Corp.	46,822	4,987,011
#*	Cymabay Therapeutics, Inc.	3,800	11,324
*	DaVita, Inc.	13,787	1,494,097
#*	Deciphera Pharmaceuticals, Inc.	1,165	9,821
#*	Denali Therapeutics, Inc.	6,561	224,517
	DENTSPLY SIRONA, Inc.	16,671	890,565
*	DexCom, Inc.	788	339,218
*	Edwards Lifesciences Corp.	8,083	882,664
#*	Eiger BioPharmaceuticals, Inc.	3,000	12,960
*	Elanco Animal Health, Inc.	33,973	884,657
»	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	32,789
*	Emergent BioSolutions, Inc.	6,778	317,210
*	Enanta Pharmaceuticals, Inc.	1,946	115,631
	Encompass Health Corp.	13,306	825,504
	Ensign Group, Inc.	8,218	619,884
*	Envista Holdings Corp.	17,238	745,371
#*	Evolent Health, Inc., Class A	12,175	288,669
#*	Exact Sciences Corp.	9,253	706,559
*	Exelixis, Inc.	40,615	735,131
#*	Fate Therapeutics, Inc.	2,133	88,541
*	FONAR Corp.	1,170	18,170
#*	Fulcrum Therapeutics, Inc.	1,689	20,538
*	Glaukos Corp.	1,767	94,075
#*	Global Blood Therapeutics, Inc.	4,548	131,210
*	Globus Medical, Inc., Class A	6,798	453,631
*	Great Elm Group, Inc.	351	653
#*	Gritstone bio, Inc.	4,765	26,017
#*	Guardant Health, Inc.	2,938	204,338
*	Haemonetics Corp.	4,424	213,900
#*	Halozyme Therapeutics, Inc.	12,347	427,330
*	Hanger, Inc.	5,411	98,101
*	Harmony Biosciences Holdings, Inc.	1,368	49,056
*	Harrow Health, Inc.	3,630	27,225
*	Health Catalyst, Inc.	500	14,925
*	HealthEquity, Inc.	8,965	479,090
*	HealthStream, Inc.	4,637	112,911
*	Henry Schein, Inc.	12,214	919,714
#*	Heron Therapeutics, Inc.	1,861	16,209
#*	Heska Corp.	644	88,602
*	Hologic, Inc.	23,392	1,643,054
*	Horizon Therapeutics PLC	11,862	1,107,080
	Humana, Inc.	3,755	1,473,837
*	ICU Medical, Inc.	2,996	639,227
#*	Ideaya Biosciences, Inc.	1,500	24,855
*	IDEXX Laboratories, Inc.	3,153	1,599,517

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ImmuCell Corp.	1,406	$11,459
*	Inari Medical, Inc.	500	36,780
*	Incyte Corp.	7,236	537,852
*	InfuSystem Holdings, Inc.	1,421	21,457
*	Innoviva, Inc.	12,963	207,797
*	Inogen, Inc.	2,871	85,355
#*	Inotiv, Inc.	474	15,163
#*	Insmed, Inc.	7,800	176,904
*	Insulet Corp.	490	121,520
*	Integer Holdings Corp.	5,238	410,712
*	Integra LifeSciences Holdings Corp.	8,435	546,082
#*	Intellia Therapeutics, Inc.	4,713	445,708
#*	Intra-Cellular Therapies, Inc.	6,750	320,557
*	IntriCon Corp.	600	8,778
*	Intuitive Surgical, Inc.	3,924	1,115,122
#*	Ionis Pharmaceuticals, Inc.	6,007	191,023
#*	Iovance Biotherapeutics, Inc.	8,032	133,733
*	IQVIA Holdings, Inc.	4,865	1,191,438
*	iRadimed Corp.	1,040	41,413
*	iRhythm Technologies, Inc.	1,474	183,999
*	IVERIC bio, Inc.	5,889	82,093
*	Jazz Pharmaceuticals PLC	6,394	888,191
*	Joint Corp.	2,000	108,080
*	KalVista Pharmaceuticals, Inc.	1,219	15,384
*	Karuna Therapeutics, Inc.	2,715	301,528
*	Kezar Life Sciences, Inc.	1,800	23,724
#*	Kodiak Sciences, Inc.	2,554	149,920
*	Krystal Biotech, Inc.	3,235	190,865
#*	Kura Oncology, Inc.	4,804	67,688
*	Kymera Therapeutics, Inc.	2,241	94,122
*	Laboratory Corp. of America Holdings	8,897	2,414,290
*	Lantheus Holdings, Inc.	9,983	253,668
	LeMaitre Vascular, Inc.	1,973	83,478
*	LENSAR, Inc.	1,586	9,453
*	Lexicon Pharmaceuticals, Inc.	2,300	7,291
*	LHC Group, Inc.	3,495	433,729
*	Ligand Pharmaceuticals, Inc.	2,579	321,421
*	LivaNova PLC	7,169	538,464
*	MacroGenics, Inc.	6,582	81,288
#*	Madrigal Pharmaceuticals, Inc.	2,690	154,890
*	Magenta Therapeutics, Inc.	3,047	9,964
*	Masimo Corp.	2,187	480,856
	McKesson Corp.	5,690	1,460,737
*	Medpace Holdings, Inc.	3,037	538,946
	Medtronic PLC	33,159	3,431,625
*	Meridian Bioscience, Inc.	7,966	166,091
*	Merit Medical Systems, Inc.	7,916	438,942
#*	Mersana Therapeutics, Inc.	2,705	12,903
	Mesa Laboratories, Inc.	128	36,394
*	Mettler-Toledo International, Inc.	1,357	1,998,427
*	Mirati Therapeutics, Inc.	1,958	233,589
*	ModivCare, Inc.	2,214	256,669
#*	Molecular Templates, Inc.	2,700	8,316
*	Molina Healthcare, Inc.	4,670	1,356,542
*	Morphic Holding, Inc.	2,228	94,534
#*	Mustang Bio, Inc.	6,000	7,080
*	Myriad Genetics, Inc.	11,062	290,820
#*	Natera, Inc.	1,879	132,751
	National HealthCare Corp.	2,673	174,814

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	National Research Corp.	2,585	$107,536
*	Natus Medical, Inc.	3,317	76,424
*	Nektar Therapeutics	22,397	249,055
*	Neogen Corp.	11,250	410,287
*	NeoGenomics, Inc.	9,155	206,354
*	Neurocrine Biosciences, Inc.	6,930	547,609
#*	NeuroMetrix, Inc.	1,100	5,082
*	Nevro Corp.	1,434	94,214
*	NextGen Healthcare, Inc.	7,770	150,039
#*	Novocure Ltd.	944	64,806
*	Nurix Therapeutics, Inc.	1,300	24,206
*	NuVasive, Inc.	6,860	356,789
*	Omnicell, Inc.	3,092	464,233
*	Opiant Pharmaceuticals, Inc.	1,079	26,964
#*	OPKO Health, Inc.	73,784	230,944
#*	OptimizeRx Corp.	1,147	51,535
*	Option Care Health, Inc.	19,327	451,672
#*	OraSure Technologies, Inc.	4,389	38,843
*	Orgenesis, Inc.	2,262	7,080
*	Orthofix Medical, Inc.	2,578	78,371
#*	OrthoPediatrics Corp.	1,483	70,131
	Owens & Minor, Inc.	10,446	439,672
*	Pacira BioSciences, Inc.	3,856	242,041
	Patterson Cos., Inc.	11,256	322,935
#*»††	PDL BioPharma, Inc.	20,904	71,701
*	Pennant Group, Inc.	4,190	69,638
#*	Penumbra, Inc.	1,029	232,564
#*	PetIQ, Inc.	7,117	145,471
#*	Phathom Pharmaceuticals, Inc.	629	10,567
	Phibro Animal Health Corp., Class A	2,218	42,807
	Premier, Inc., Class A	16,422	627,649
*	Prestige Consumer Healthcare, Inc.	8,493	479,430
»††	Progenic Pharmaceuticals, Inc.	4,762	1,810
*	Progyny, Inc.	1,493	60,466
#*	Protagonist Therapeutics, Inc.	3,345	97,975
*	Prothena Corp. PLC	5,425	184,884
	Psychemedics Corp.	2,234	15,995
	Quest Diagnostics, Inc.	11,361	1,533,962
*	Quidel Corp.	5,636	582,537
*	R1 RCM, Inc.	24,164	574,620
*	RadNet, Inc.	5,706	146,929
*	RAPT Therapeutics, Inc.	700	15,134
*	Repligen Corp.	2,792	553,765
*	Replimune Group, Inc.	5,009	99,328
	ResMed, Inc.	8,238	1,883,207
#*	Rhythm Pharmaceuticals, Inc.	2,859	21,185
*	Rigel Pharmaceuticals, Inc.	7,414	18,980
*	Rocket Pharmaceuticals, Inc.	5,094	84,764
#	Royalty Pharma PLC, Class A	10,626	425,146
*	Satsuma Pharmaceuticals, Inc.	3,870	20,317
#*	Scholar Rock Holding Corp.	800	14,248
*	Schrodinger, Inc.	2,164	61,349
*	Seagen, Inc.	6,638	892,877
*	SeaSpine Holdings Corp.	959	11,489
	Select Medical Holdings Corp.	22,703	527,391
*	Sharps Compliance Corp.	3,897	26,305
#*	SI-BONE, Inc.	2,200	43,340
#*	Sierra Oncology, Inc.	904	24,399
#*	SIGA Technologies, Inc.	3,400	22,134

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Spero Therapeutics, Inc.	3,057	$36,287
#*	SpringWorks Therapeutics, Inc.	2,700	150,336
*	STAAR Surgical Co.	1,031	74,974
#*	Stereotaxis, Inc.	4,538	25,004
	STERIS PLC	5,739	1,287,832
»	Strongbridge LLC	6,381	893
	Stryker Corp.	5,010	1,242,730
*	Supernus Pharmaceuticals, Inc.	5,071	156,440
*	Surmodics, Inc.	898	41,021
*	Sutro Biopharma, Inc.	553	5,906
*	Syndax Pharmaceuticals, Inc.	2,100	34,314
*	Syneos Health, Inc.	6,944	628,849
#*	Tactile Systems Technology, Inc.	752	11,859
*	Tandem Diabetes Care, Inc.	1,734	204,803
*	Teladoc Health, Inc.	6,566	503,678
	Teleflex, Inc.	1,724	534,768
#*	Tivity Health, Inc.	5,433	138,216
#*	TransMedics Group, Inc.	2,292	36,374
*	Travere Therapeutics, Inc.	4,493	123,557
#*	Tricida, Inc.	5,144	52,212
*	Triple-S Management Corp.	2,937	105,703
#*	Twist Bioscience Corp.	827	49,140
	U.S. Physical Therapy, Inc.	1,390	134,510
*	United Therapeutics Corp.	4,730	954,845
	Utah Medical Products, Inc.	296	27,845
*	Vanda Pharmaceuticals, Inc.	3,750	56,850
#*	Vapotherm, Inc.	1,586	25,646
#*	Varex Imaging Corp.	5,401	140,966
*	Veeva Systems, Inc., Class A	1,167	276,042
*	Venus Concept, Inc.	11,500	18,170
*	Verastem, Inc.	22,863	34,980
#*	Vericel Corp.	2,712	96,493
*	ViewRay, Inc.	4,871	21,189
*	Vir Biotechnology, Inc.	5,713	196,127
*	Vocera Communications, Inc.	561	44,325
*	Waters Corp.	3,247	1,039,430
#*	WaVe Life Sciences Ltd.	2,952	6,465
	West Pharmaceutical Services, Inc.	2,890	1,136,406
*	Xencor, Inc.	6,719	230,932
*	Xenon Pharmaceuticals, Inc.	1,199	32,517
#*	Y-mAbs Therapeutics, Inc.	2,415	23,884
	Zimmer Biomet Holdings, Inc.	9,586	1,179,270
	Zoetis, Inc.	20,031	4,001,993
#*	Zogenix, Inc.	5,473	142,353
TOTAL HEALTH CARE			105,961,346
INDUSTRIALS — (13.4%)
	3M Co.	25,583	4,247,290
	AAON, Inc.	7,747	497,745
*	AAR Corp.	5,387	216,934
	ABM Industries, Inc.	11,937	497,654
*	Acacia Research Corp.	10,966	49,347
	ACCO Brands Corp.	18,062	147,025
	Acme United Corp.	700	23,100
	Acuity Brands, Inc.	3,901	747,159
	ADT, Inc.	34,467	261,605
#	Advanced Drainage Systems, Inc.	7,612	860,841
	AECOM	12,691	877,329
	AGCO Corp.	9,879	1,157,819

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Air Lease Corp.	17,658	$702,965
*	Air T, Inc.	601	13,643
*	Air Transport Services Group, Inc.	9,198	246,966
	Alamo Group, Inc.	1,943	273,672
*	Alaska Air Group, Inc.	12,629	691,311
	Albany International Corp., Class A	4,589	384,145
*	Allegiant Travel Co.	2,402	429,141
	Allegion PLC	8,571	1,051,919
	Allied Motion Technologies, Inc.	2,437	87,366
	Allison Transmission Holdings, Inc.	15,572	591,580
	Altra Industrial Motion Corp.	10,745	518,769
	AMERCO	1,395	849,485
#*	Ameresco, Inc., Class A	4,516	228,555
#*	American Airlines Group, Inc.	24,435	402,444
#*	American Superconductor Corp.	80	656
*	American Woodmark Corp.	2,938	176,074
	AMETEK, Inc.	11,753	1,607,458
	AO Smith Corp.	17,385	1,328,562
*	API Group Corp.	24,692	550,632
	Apogee Enterprises, Inc.	3,734	166,723
	Applied Industrial Technologies, Inc.	5,339	523,115
	ARC Document Solutions, Inc.	25,800	84,882
	ArcBest Corp.	4,841	428,138
	Arcosa, Inc.	8,034	374,866
	Argan, Inc.	2,682	99,636
*	Armstrong Flooring, Inc.	683	1,325
	Armstrong World Industries, Inc.	5,925	586,694
*	Art's-Way Manufacturing Co., Inc.	3,212	11,242
*	ASGN, Inc.	5,295	608,237
	Astec Industries, Inc.	4,397	278,286
*	Astronics Corp.	3,705	44,571
*	Astronics Corp., Class B	835	9,845
*	Atkore, Inc.	6,451	695,289
*	Atlas Air Worldwide Holdings, Inc.	4,683	376,185
*	Avis Budget Group, Inc.	9,956	1,754,048
*	AZEK Co., Inc.	3,568	117,851
	AZZ, Inc.	3,732	177,569
	Barnes Group, Inc.	8,640	390,269
	Barrett Business Services, Inc.	1,545	98,880
*	Beacon Roofing Supply, Inc.	11,328	621,567
	BGSF, Inc.	894	12,167
*	Blue Bird Corp.	4,546	70,508
*	BlueLinx Holdings, Inc.	800	57,312
	Boise Cascade Co.	6,896	484,237
	Booz Allen Hamilton Holding Corp., Class A	16,183	1,241,722
	Brady Corp., Class A	6,607	343,035
*	BrightView Holdings, Inc.	10,140	134,558
	Brink's Co.	5,913	412,609
#*	Broadwind, Inc.	2,383	4,218
*	Builders FirstSource, Inc.	23,266	1,581,855
*	CACI International, Inc., Class A	2,544	629,538
	Canadian Pacific Railway Ltd.	16,712	1,193,237
	Carlisle Cos., Inc.	5,314	1,187,360
	Carrier Global Corp.	36,138	1,723,060
*	Casella Waste Systems, Inc., Class A	6,723	510,814
	Caterpillar, Inc.	22,558	4,546,790
*	CBIZ, Inc.	8,891	343,459
*	CECO Environmental Corp.	4,856	30,641
	CH Robinson Worldwide, Inc.	16,399	1,716,155

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	3,067	$373,775
*	Cimpress PLC	3,000	201,660
	Cintas Corp.	3,703	1,449,836
*	CIRCOR International, Inc.	2,370	65,815
*	Civeo Corp.	743	16,027
#*	Clarivate PLC	23,199	381,856
*	Clean Harbors, Inc.	8,883	822,122
*	Colfax Corp.	14,652	602,490
	Columbus McKinnon Corp.	4,597	198,958
	Comfort Systems USA, Inc.	5,828	523,238
*	Commercial Vehicle Group, Inc.	4,608	35,666
	CompX International, Inc.	811	18,304
#*	Concrete Pumping Holdings, Inc.	2,727	22,389
*	Construction Partners, Inc., Class A	4,406	115,613
#*	Copa Holdings SA, Class A	3,300	275,814
*	Copart, Inc.	14,052	1,816,221
*	Cornerstone Building Brands, Inc.	16,073	237,077
*	CoStar Group, Inc.	13,362	937,478
*	Covenant Logistics Group, Inc.	2,890	62,771
	CRA International, Inc.	1,211	103,008
	Crane Co.	7,858	813,382
	CSW Industrials, Inc.	2,635	292,485
	CSX Corp.	106,116	3,631,290
	Cummins, Inc.	9,418	2,080,248
	Curtiss-Wright Corp.	5,799	770,049
*	Daseke, Inc.	2,900	32,422
	Deere & Co.	13,655	5,139,742
*	Delta Air Lines, Inc.	55,819	2,215,456
	Deluxe Corp.	5,480	164,948
*	DLH Holdings Corp.	1,100	20,636
	Donaldson Co., Inc.	14,835	825,716
	Douglas Dynamics, Inc.	4,778	174,540
	Dover Corp.	9,564	1,625,019
*	DXP Enterprises, Inc.	1,836	52,418
*	Dycom Industries, Inc.	4,836	407,626
	Eastern Co.	312	7,447
	Eaton Corp. PLC	12,151	1,925,083
	EMCOR Group, Inc.	5,425	646,714
	Emerson Electric Co.	24,550	2,257,372
	Encore Wire Corp.	3,557	400,838
*	Energy Recovery, Inc.	4,025	78,810
	Enerpac Tool Group Corp.	8,520	152,082
	EnerSys	6,282	470,710
	Ennis, Inc.	3,943	74,641
	EnPro Industries, Inc.	3,788	397,816
	Equifax, Inc.	7,740	1,855,742
	ESCO Technologies, Inc.	4,269	340,581
	Espey Manufacturing & Electronics Corp.	200	2,610
#*	EVI Industries, Inc.	463	10,237
*	Evoqua Water Technologies Corp.	16,854	682,587
	Expeditors International of Washington, Inc.	14,533	1,663,738
	Exponent, Inc.	4,415	419,337
	Fastenal Co.	50,910	2,885,579
	Federal Signal Corp.	8,906	347,512
	FedEx Corp.	11,175	2,747,485
	Flowserve Corp.	17,133	558,878
#*	Fluor Corp.	17,180	361,467
*	Forrester Research, Inc.	2,047	112,626
	Fortive Corp.	15,154	1,068,963

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Home & Security, Inc.	8,937	$841,597
	Forward Air Corp.	3,871	411,487
*	Franklin Covey Co.	1,696	79,390
	Franklin Electric Co., Inc.	6,549	568,453
#*	FTI Consulting, Inc.	4,598	670,434
#*	Fuel Tech, Inc.	8,636	10,277
#*	FuelCell Energy, Inc.	2,605	11,045
*	Gates Industrial Corp. PLC	20,441	316,222
	GATX Corp.	5,801	605,914
*	Gencor Industries, Inc.	1,048	11,717
*	Generac Holdings, Inc.	3,099	875,096
*	Gibraltar Industries, Inc.	4,567	250,272
#	Global Industrial Co.	5,216	182,351
*	GMS, Inc.	6,537	334,564
	Gorman-Rupp Co.	4,380	175,682
	Graco, Inc.	19,315	1,401,496
	GrafTech International Ltd.	22,454	235,318
	Graham Corp.	739	9,119
	Granite Construction, Inc.	8,076	290,574
*	Great Lakes Dredge & Dock Corp.	8,897	121,800
#	Greenbrier Cos., Inc.	5,318	214,634
	Griffon Corp.	7,377	165,171
*	GXO Logistics, Inc.	12,803	1,039,732
	H&E Equipment Services, Inc.	6,393	266,141
*	Harsco Corp.	12,092	189,844
*	Hawaiian Holdings, Inc.	5,433	92,904
	Healthcare Services Group, Inc.	4,905	89,222
	Heartland Express, Inc.	12,593	188,391
#	HEICO Corp.	1,998	272,507
	HEICO Corp., Class A	2,689	294,983
	Heidrick & Struggles International, Inc.	2,552	111,701
	Helios Technologies, Inc.	4,776	365,985
	Herc Holdings, Inc.	4,935	791,821
*	Heritage-Crystal Clean, Inc.	3,611	103,311
*	Hexcel Corp.	11,394	594,425
*	Hill International, Inc.	4,357	8,845
	Hillenbrand, Inc.	9,788	454,946
#	HireQuest, Inc.	1,219	22,552
	HNI Corp.	6,631	278,104
	Honeywell International, Inc.	16,184	3,309,304
	Howmet Aerospace, Inc.	22,815	709,318
*	Hub Group, Inc., Class A	5,939	449,701
	Hubbell, Inc.	6,699	1,254,656
*	Hudson Technologies, Inc.	12,780	47,669
	Hurco Cos., Inc.	876	28,216
*	Huron Consulting Group, Inc.	5,037	222,232
*	Huttig Building Products, Inc.	812	7,405
	Hyster-Yale Materials Handling, Inc.	1,412	63,385
*	IAA, Inc.	11,811	542,479
	ICF International, Inc.	2,339	220,778
	IDEX Corp.	3,028	652,352
*	IES Holdings, Inc.	2,130	105,009
	IHS Markit Ltd.	1,661	193,988
#»	IKONICS Corp.	1,200	0
	Illinois Tool Works, Inc.	10,951	2,561,658
	Ingersoll Rand, Inc.	22,336	1,255,507
*	Innovative Solutions & Support, Inc.	400	2,724
	Insperity, Inc.	4,225	454,314
	Insteel Industries, Inc.	2,607	98,623

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	7,820	$103,693
	ITT, Inc.	9,145	840,608
	Jacobs Engineering Group, Inc.	5,660	736,819
	JB Hunt Transport Services, Inc.	9,817	1,890,165
*	JELD-WEN Holding, Inc.	15,474	365,186
*	JetBlue Airways Corp.	52,132	762,691
	John Bean Technologies Corp.	5,117	690,795
	Johnson Controls International PLC	12,222	888,173
	Kadant, Inc.	1,782	372,402
	Kaman Corp.	3,967	158,561
*	KAR Auction Services, Inc.	18,085	257,169
	KBR, Inc.	11,824	513,162
	Kelly Services, Inc., Class A	6,650	113,582
	Kennametal, Inc.	13,901	480,558
	Kforce, Inc.	3,986	273,719
	Kimball International, Inc., Class B	6,839	67,159
*	Kirby Corp.	9,704	632,507
	Knight-Swift Transportation Holdings, Inc.	19,235	1,088,316
	Korn Ferry	8,932	592,906
	Landstar System, Inc.	4,926	788,160
*	Lawson Products, Inc.	700	34,062
*	LB Foster Co., Class A	876	13,245
	Lennox International, Inc.	2,113	599,289
*	Limbach Holdings, Inc.	2,500	21,125
	Lincoln Electric Holdings, Inc.	8,164	1,043,686
	Lindsay Corp.	933	117,791
*	LS Starrett Co., Class A	1,800	16,308
	LSI Industries, Inc.	3,205	23,845
*	Lyft, Inc., Class A	4,968	191,367
*	Manitex International, Inc.	2,502	17,789
*	Manitowoc Co., Inc.	3,562	65,007
	ManpowerGroup, Inc.	7,780	815,889
	ManTech International Corp., Class A	1,380	99,691
	Marten Transport Ltd.	11,811	197,126
	Masco Corp.	8,924	565,157
*	Masonite International Corp.	2,947	292,460
#*	MasTec, Inc.	11,837	1,019,521
*	Mastech Digital, Inc.	3,000	53,100
*	Matrix Service Co.	1,886	13,692
	Matson, Inc.	7,726	754,521
	Matthews International Corp., Class A	4,577	160,744
#	Maxar Technologies, Inc.	5,193	135,070
*	Mayville Engineering Co., Inc.	932	10,690
	McGrath RentCorp	4,273	325,645
*	Mercury Systems, Inc.	6,988	397,757
*	Meritor, Inc.	12,723	293,265
*	Middleby Corp.	5,923	1,096,940
	Miller Industries, Inc.	1,300	40,911
	MillerKnoll, Inc.	11,922	460,428
*	Mistras Group, Inc.	2,600	17,472
	Moog, Inc., Class A	4,615	351,848
*	MRC Global, Inc.	7,169	53,122
	MSA Safety, Inc.	4,071	559,355
	MSC Industrial Direct Co., Inc., Class A	6,274	512,209
	Mueller Industries, Inc.	10,050	519,183
	Mueller Water Products, Inc., Class A	22,826	293,314
*	MYR Group, Inc.	2,344	220,406
	Nielsen Holdings PLC	39,549	745,894
	NL Industries, Inc.	7,700	50,050

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NN, Inc.	1,333	$5,079
	Nordson Corp.	2,268	527,401
*	Northwest Pipe Co.	1,465	41,562
*	NOW, Inc.	15,980	142,062
*	NV5 Global, Inc.	1,720	179,895
	nVent Electric PLC	17,239	596,297
	Old Dominion Freight Line, Inc.	10,226	3,087,536
#	Omega Flex, Inc.	981	139,263
#*	Orion Energy Systems, Inc.	2,200	7,084
	Oshkosh Corp.	7,089	806,799
	Otis Worldwide Corp.	14,286	1,220,453
	Owens Corning	12,353	1,095,711
#*	P&F Industries, Inc., Class A	254	1,554
	PACCAR, Inc.	19,741	1,835,716
*	PAM Transportation Services, Inc.	1,502	104,885
	Park Aerospace Corp.	1,437	19,443
	Parker-Hannifin Corp.	7,988	2,476,360
	Park-Ohio Holdings Corp.	1,783	36,088
#*	Parsons Corp.	12,580	383,061
	Patriot Transportation Holding, Inc.	133	1,089
	Pentair PLC	16,545	1,053,916
#*	Performant Financial Corp.	10,905	23,882
*	Perma-Pipe International Holdings, Inc.	300	2,655
*	PGT Innovations, Inc.	8,062	153,097
	Pioneer Power Solutions, Inc.	7,618	45,860
	Pitney Bowes, Inc.	15,585	96,004
#*	Plug Power, Inc.	19,499	426,443
	Powell Industries, Inc.	1,301	38,848
	Preformed Line Products Co.	889	53,909
	Primoris Services Corp.	8,827	227,030
#*	Proto Labs, Inc.	2,337	117,271
	Quanex Building Products Corp.	5,988	130,479
	Quanta Services, Inc.	8,825	906,504
*	Radiant Logistics, Inc.	4,889	30,361
*	RCM Technologies, Inc.	6,684	45,852
	Regal Rexnord Corp.	8,462	1,341,058
	Republic Services, Inc.	12,604	1,609,027
*	Resideo Technologies, Inc.	24,305	602,278
	Resources Connection, Inc.	5,098	88,858
	REV Group, Inc.	10,564	141,875
	Robert Half International, Inc.	14,922	1,690,066
	Rockwell Automation, Inc.	7,612	2,201,543
	Rollins, Inc.	17,303	533,798
	Roper Technologies, Inc.	2,360	1,031,698
*	RR Donnelley & Sons Co.	3,700	40,774
	Rush Enterprises, Inc., Class A	7,207	380,674
	Rush Enterprises, Inc., Class B	1,300	65,962
	Ryder System, Inc.	8,414	615,821
*	Saia, Inc.	3,511	998,107
	Schneider National, Inc., Class B	12,728	325,837
	Science Applications International Corp.	7,590	622,608
*	Sensata Technologies Holding PLC	17,075	979,422
	Shyft Group, Inc.	4,649	194,979
*	SIFCO Industries, Inc.	1,584	9,661
	Simpson Manufacturing Co., Inc.	7,074	797,876
*	SiteOne Landscape Supply, Inc.	5,590	1,006,871
*	SkyWest, Inc.	7,870	300,241
	Snap-on, Inc.	5,811	1,210,141
*	SP Plus Corp.	2,918	82,229

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Spirit Airlines, Inc.	17,581	$377,464
*	SPX Corp.	6,066	316,524
	SPX FLOW, Inc.	5,202	448,412
	Standex International Corp.	1,553	154,291
	Stanley Black & Decker, Inc.	7,968	1,391,611
	Steelcase, Inc., Class A	13,557	167,293
*	Stericycle, Inc.	11,712	687,963
*	Sterling Construction Co., Inc.	2,955	75,087
#*	Sunrun, Inc.	18,549	480,976
*	Taylor Devices, Inc.	1,040	11,024
*	Team, Inc.	1,207	860
#	Tecnoglass, Inc.	6,128	126,237
	Tennant Co.	3,041	234,674
	Terex Corp.	9,959	415,489
	Tetra Tech, Inc.	4,303	598,935
	Textainer Group Holdings Ltd.	7,819	287,583
*	Thermon Group Holdings, Inc.	2,364	40,543
	Timken Co.	12,588	840,878
*	Titan International, Inc.	8,094	78,917
*	Titan Machinery, Inc.	4,124	127,019
	Toro Co.	11,820	1,141,576
#*	TPI Composites, Inc.	4,918	59,360
	Trane Technologies PLC	15,963	2,763,195
*	Transcat, Inc.	303	28,758
*	TransDigm Group, Inc.	1,804	1,111,607
	TransUnion	11,546	1,190,624
*	Trex Co., Inc.	11,458	1,048,063
*	TriNet Group, Inc.	9,757	831,296
#	Trinity Industries, Inc.	16,456	472,781
	Triton International Ltd.	11,276	681,296
*	TrueBlue, Inc.	6,368	169,389
*	Tutor Perini Corp.	11,511	136,981
*	Twin Disc, Inc.	300	3,453
#*	U.S. Ecology, Inc.	4,032	115,235
#*	U.S. Xpress Enterprises, Inc., Class A	2,800	12,628
*	Uber Technologies, Inc.	17,866	668,188
	UFP Industries, Inc.	10,160	811,378
*	Ultralife Corp.	900	4,815
	UniFirst Corp.	1,931	367,064
	Union Pacific Corp.	30,526	7,465,133
*	United Airlines Holdings, Inc.	21,439	919,304
	United Parcel Service, Inc., Class B	30,750	6,217,957
*	United Rentals, Inc.	8,192	2,622,423
*	Univar Solutions, Inc.	26,328	697,692
	Universal Logistics Holdings, Inc.	3,206	54,598
*	Upwork, Inc.	4,258	115,818
*	USA Truck, Inc.	905	17,077
	Valmont Industries, Inc.	2,887	627,143
*	Vectrus, Inc.	1,615	74,306
	Verisk Analytics, Inc.	10,658	2,090,354
*	Veritiv Corp.	2,207	205,428
*	Viad Corp.	1,680	63,286
*	Vicor Corp.	1,482	139,797
*	Vidler Water Resouces, Inc.	3,320	39,076
*	Virco Mfg. Corp.	4,104	12,312
*	Volt Information Sciences, Inc.	3,402	10,589
	VSE Corp.	1,308	67,467
#	Wabash National Corp.	9,266	181,799
	Waste Management, Inc.	19,722	2,966,978

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Watsco, Inc.	2,315	$654,126
	Watts Water Technologies, Inc., Class A	3,668	561,974
*	Welbilt, Inc.	15,412	366,035
	Werner Enterprises, Inc.	11,037	492,140
*	WESCO International, Inc.	7,623	929,167
	Westinghouse Air Brake Technologies Corp.	10,703	951,497
*	Wilhelmina International, Inc.	5,495	22,969
*	Willdan Group, Inc.	657	20,669
*	Willis Lease Finance Corp.	856	30,619
*	WillScot Mobile Mini Holdings Corp.	24,125	893,590
	Woodward, Inc.	5,727	631,516
	WW Grainger, Inc.	3,769	1,866,070
*	XPO Logistics, Inc.	14,103	933,196
	Xylem, Inc.	7,098	745,432
*	Yellow Corp.	5,000	52,200
	Zurn Water Solutions Corp.	14,289	436,386
TOTAL INDUSTRIALS			223,895,727
INFORMATION TECHNOLOGY — (26.8%)
#*	3D Systems Corp.	14,574	260,875
	A10 Networks, Inc.	6,816	100,877
	Accenture PLC, Class A	26,919	9,518,020
*	ACI Worldwide, Inc.	14,122	485,373
#*	ACM Research, Inc., Class A	1,042	82,995
*	Adobe, Inc.	15,716	8,397,059
	ADTRAN, Inc.	6,807	130,762
	Advanced Energy Industries, Inc.	4,534	390,740
*	Advanced Micro Devices, Inc.	40,619	4,640,721
*	Agilysys, Inc.	1,206	45,900
*	Airgain, Inc.	2,245	21,440
*	Akamai Technologies, Inc.	7,985	914,682
*	Alarm.com Holdings, Inc.	2,778	207,155
*	Alithya Group, Inc., Class A	6,866	16,822
	Alliance Data Systems Corp.	1,855	128,069
*	Alpha & Omega Semiconductor Ltd.	2,773	124,868
#*	Altair Engineering, Inc., Class A	1,792	112,753
#*	Alteryx, Inc., Class A	2,807	160,195
*	Ambarella, Inc.	3,014	422,412
	Amdocs Ltd.	9,461	717,995
	American Software, Inc., Class A	3,966	91,178
	Amkor Technology, Inc.	39,490	869,570
	Amphenol Corp., Class A	15,387	1,224,651
*	Amtech Systems, Inc.	531	4,768
	Analog Devices, Inc.	19,459	3,190,692
*	ANSYS, Inc.	3,009	1,023,090
#*	Appfolio, Inc., Class A	610	70,309
	Apple, Inc.	515,440	90,088,603
	Applied Materials, Inc.	39,946	5,519,738
*	Arista Networks, Inc.	14,320	1,780,119
*	Arlo Technologies, Inc.	6,293	54,686
*	Arrow Electronics, Inc.	8,172	1,013,328
*	Aspen Technology, Inc.	6,695	1,005,321
*	AstroNova, Inc.	760	10,442
*	Asure Software, Inc.	4,001	29,007
*	Atlassian Corp. PLC, Class A	4,506	1,461,476
*	Autodesk, Inc.	6,990	1,746,032
	Automatic Data Processing, Inc.	18,010	3,713,122
	Autoscope Technologies Corp.	2,380	16,339
*	Avalara, Inc.	2,926	320,748

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Avaya Holdings Corp.	15,027	$273,792
*	Aviat Networks, Inc.	1,998	57,982
*	Avid Technology, Inc.	4,744	148,772
	Avnet, Inc.	16,990	685,716
*	Axcelis Technologies, Inc.	5,425	339,659
*	AXT, Inc.	5,700	42,693
	Azenta, Inc.	4,637	391,085
	Badger Meter, Inc.	2,960	299,463
	Bel Fuse, Inc., Class B	200	2,484
	Belden, Inc.	7,461	417,443
	Benchmark Electronics, Inc.	7,549	182,233
#*	Benefitfocus, Inc.	1,600	17,824
#*	Bill.Com Holdings, Inc.	3,681	692,801
	BK Technologies Corp.	1,100	2,574
*	Black Knight, Inc.	9,603	716,384
*	Blackbaud, Inc.	5,026	342,472
*	Blackline, Inc.	1,250	114,837
*	Block, Inc., Class A	1,247	152,496
#*	BM Technologies, Inc.	890	8,402
*	Bottomline Technologies De, Inc.	5,340	301,123
*	Box, Inc., Class A	12,386	323,646
*	Brightcove, Inc.	3,700	34,891
	Broadcom, Inc.	18,516	10,848,154
	Broadridge Financial Solutions, Inc.	10,628	1,692,190
*	Cadence Design Systems, Inc.	5,713	869,176
*	CalAmp Corp.	4,856	28,845
*	Calix, Inc.	5,648	283,981
*	Cambium Networks Corp.	1,070	25,873
*	Casa Systems, Inc.	8,346	36,973
	Cass Information Systems, Inc.	1,795	73,021
	CDK Global, Inc.	13,687	588,130
	CDW Corp.	8,349	1,578,378
#*	Cerence, Inc.	4,459	283,102
*	Ceridian HCM Holding, Inc.	4,026	305,251
*	CEVA, Inc.	3,198	120,469
*	ChannelAdvisor Corp.	2,425	51,264
*	Ciena Corp.	16,136	1,069,978
*	Cirrus Logic, Inc.	7,759	693,965
	Cisco Systems, Inc.	165,454	9,210,824
	Citrix Systems, Inc.	7,024	716,027
*	Clearfield, Inc.	1,107	71,368
*	Cloudflare, Inc., Class A	1,053	101,509
	CMC Materials, Inc.	3,319	600,341
	Cognex Corp.	6,239	414,644
	Cognizant Technology Solutions Corp., Class A	26,175	2,235,868
*	Cognyte Software Ltd.	6,720	72,912
*	Coherent, Inc.	2,590	669,463
*	Cohu, Inc.	5,805	191,449
*	CommScope Holding Co., Inc.	23,491	220,580
	Communications Systems, Inc.	400	820
*	CommVault Systems, Inc.	2,704	182,412
*	Computer Task Group, Inc.	1,200	10,692
	Comtech Telecommunications Corp.	4,246	86,321
	Concentrix Corp.	7,294	1,466,021
*	Conduent, Inc.	32,814	155,210
*	Consensus Cloud Solutions, Inc.	2,448	138,802
#*	Coupa Software, Inc.	663	89,021
*	CPS Technologies Corp.	10,220	31,989
	CSG Systems International, Inc.	5,276	299,519

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CTS Corp.	5,074	$170,233
*	CyberOptics Corp.	1,062	39,889
*	Daktronics, Inc.	6,045	29,620
*	Data I/O Corp.	2,012	10,060
*	Datadog, Inc., Class A	691	100,962
*	Dell Technologies, Inc., Class C	26,190	1,487,854
*	Digi International, Inc.	3,785	84,557
*	Diodes, Inc.	6,214	576,597
*	DocuSign, Inc.	762	95,837
	Dolby Laboratories, Inc., Class A	5,058	444,345
*	Dropbox, Inc., Class A	18,219	450,920
*	Duck Creek Technologies, Inc.	3,497	89,348
*	DXC Technology Co.	22,351	672,318
*	Dynatrace, Inc.	5,807	318,572
*	DZS, Inc.	2,798	40,963
#	Ebix, Inc.	3,351	101,837
*	eGain Corp.	1,800	18,594
*	Elastic NV	669	62,384
*	EMCORE Corp.	2,998	17,418
*	Enphase Energy, Inc.	4,282	601,493
	Entegris, Inc.	8,790	1,053,394
#*	Envestnet, Inc.	6,396	472,920
*	EPAM Systems, Inc.	2,074	987,514
*	ePlus, Inc.	4,618	212,289
*	Euronet Worldwide, Inc.	3,742	501,016
#*	Everbridge, Inc.	1,815	92,783
	EVERTEC, Inc.	11,376	496,449
*	Evo Payments, Inc., Class A	3,142	75,785
*	ExlService Holdings, Inc.	4,354	524,744
*	Extreme Networks, Inc.	5,827	73,945
*	F5, Inc.	3,036	630,334
*	Fabrinet	4,857	549,618
*	Fair Isaac Corp.	1,641	812,279
*	FARO Technologies, Inc.	2,355	127,900
	Fidelity National Information Services, Inc.	14,718	1,764,983
#*	First Solar, Inc.	11,980	938,992
*	Fiserv, Inc.	14,390	1,521,023
*	Five9, Inc.	706	88,744
*	FleetCor Technologies, Inc.	6,885	1,640,420
*	Flex Ltd.	67,077	1,085,306
*	FormFactor, Inc.	10,578	452,104
*	Fortinet, Inc.	7,632	2,268,536
*	Frequency Electronics, Inc.	400	3,636
*	Gartner, Inc.	5,525	1,623,742
	Genpact Ltd.	24,362	1,212,009
	Global Payments, Inc.	10,264	1,538,368
*	Globant SA	2,507	639,736
*	GoDaddy, Inc., Class A	8,670	656,406
#*	GreenSky, Inc., Class A	3,651	38,518
*	Grid Dynamics Holdings, Inc.	1,640	43,706
*	GSI Technology, Inc.	1,378	6,091
*	GTY Technology Holdings, Inc.	3,689	18,629
#*	Guidewire Software, Inc.	3,721	375,226
	Hackett Group, Inc.	6,384	122,190
#*	Harmonic, Inc.	12,292	132,262
	Hewlett Packard Enterprise Co.	84,511	1,380,065
	HP, Inc.	31,351	1,151,522
*	HubSpot, Inc.	457	223,382
#*	I3 Verticals, Inc., Class A	1,874	43,364

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ichor Holdings Ltd.	4,545	$192,799
*	Identiv, Inc.	2,636	50,928
#*	II-VI, Inc.	10,507	666,144
#*	Immersion Corp.	4,084	21,114
#*	Infinera Corp.	26,528	223,366
	Information Services Group, Inc.	6,970	45,026
*	Innodata, Inc.	4,000	22,680
*	Insight Enterprises, Inc.	5,631	530,159
	Intel Corp.	171,051	8,350,710
	InterDigital, Inc.	4,351	300,350
	International Business Machines Corp.	45,505	6,078,103
*	inTEST Corp.	5,747	61,206
	Intuit, Inc.	2,937	1,630,710
*	IPG Photonics Corp.	4,404	680,286
*	Issuer Direct Corp.	1,000	31,420
*	Iteris, Inc.	7,387	29,400
*	Itron, Inc.	5,242	325,004
	Jabil, Inc.	21,319	1,310,905
	Jack Henry & Associates, Inc.	8,527	1,430,916
	Juniper Networks, Inc.	34,169	1,189,765
*	Keysight Technologies, Inc.	12,853	2,169,843
*	Kimball Electronics, Inc.	4,412	87,313
	KLA Corp.	6,929	2,697,252
*	Knowles Corp.	13,964	296,176
	Kulicke & Soffa Industries, Inc.	10,024	548,213
*	KVH Industries, Inc.	2,284	20,556
*	Kyndryl Holdings, Inc.	9,101	153,625
	Lam Research Corp.	6,419	3,786,696
*	Lattice Semiconductor Corp.	8,547	471,965
*	LGL Group, Inc.	276	2,870
#*	LightPath Technologies, Inc., Class A	13,253	31,807
#*	Limelight Networks, Inc.	10,418	44,485
	Littelfuse, Inc.	2,767	747,007
*	LiveRamp Holdings, Inc.	9,464	422,568
#*	Lumentum Holdings, Inc.	7,258	736,542
*	Luna Innovations, Inc.	4,600	33,534
*	MACOM Technology Solutions Holdings, Inc.	7,462	456,749
*	Magnachip Semiconductor Corp.	3,475	61,820
*	Mandiant, Inc.	29,728	448,596
*	Manhattan Associates, Inc.	6,275	840,034
	Marvell Technology, Inc.	14,057	1,003,670
	Mastercard, Inc., Class A	27,516	10,631,632
	Maximus, Inc.	8,637	667,813
*	MaxLinear, Inc.	4,581	274,952
	Methode Electronics, Inc.	6,969	306,845
	Microchip Technology, Inc.	13,755	1,065,737
	Micron Technology, Inc.	39,945	3,286,275
	Microsoft Corp.	259,064	80,563,723
*	Mimecast Ltd.	4,086	325,695
	MKS Instruments, Inc.	5,982	929,184
#*	Model N, Inc.	1,432	39,609
*	Momentive Global, Inc.	7,001	119,927
*	MoneyGram International, Inc.	2,200	19,294
#*	MongoDB, Inc.	607	245,902
	Monolithic Power Systems, Inc.	1,617	651,538
	Motorola Solutions, Inc.	6,113	1,417,849
*	N-Able, Inc.	7,204	80,397
*	Napco Security Technologies, Inc.	1,980	41,164
	National Instruments Corp.	14,502	597,772

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NCR Corp.	18,377	$699,429
*	NeoPhotonics Corp.	3,479	53,437
	NetApp, Inc.	13,305	1,151,016
*	NETGEAR, Inc.	5,417	149,888
*	NetScout Systems, Inc.	11,956	377,212
*	NetSol Technologies, Inc.	4,411	17,071
	Network-1 Technologies, Inc.	3,500	9,205
*	New Relic, Inc.	959	100,829
*	nLight, Inc.	1,456	30,125
*	Nortech Systems, Inc.	3,549	35,348
#	NortonLifeLock, Inc.	18,733	487,245
*	Novanta, Inc.	3,633	501,717
#*	Nuance Communications, Inc.	12,289	678,967
	NVE Corp.	473	29,264
	NVIDIA Corp.	26,100	6,390,846
	NXP Semiconductors NV	5,819	1,195,455
*	Okta, Inc.	5,585	1,105,216
*	ON Semiconductor Corp.	30,525	1,800,975
*	OneSpan, Inc.	4,122	66,199
*	Onto Innovation, Inc.	7,022	642,794
*	Optical Cable Corp.	2,889	13,535
	Oracle Corp.	22,024	1,787,468
*	OSI Systems, Inc.	2,831	234,803
#*	PagerDuty, Inc.	1,317	43,487
#*	Palantir Technologies, Inc., Class A	4,391	60,201
#*	Palo Alto Networks, Inc.	654	338,380
*	PAR Technology Corp.	700	26,250
	Paychex, Inc.	14,883	1,752,622
*	Paycom Software, Inc.	3,062	1,026,689
*	Paylocity Holding Corp.	2,281	465,278
*	PayPal Holdings, Inc.	12,403	2,132,572
	PC Connection, Inc.	4,626	200,537
	PC-Tel, Inc.	700	3,682
*	PDF Solutions, Inc.	3,755	111,636
	Pegasystems, Inc.	2,201	218,383
*	Perficient, Inc.	5,213	546,427
*	PFSweb, Inc.	1,937	22,644
*	Photronics, Inc.	9,051	161,832
#*	Ping Identity Holding Corp.	7,305	144,566
#*	Pixelworks, Inc.	10,016	33,554
*	Plexus Corp.	4,564	353,801
	Power Integrations, Inc.	7,290	588,376
	Progress Software Corp.	5,856	266,507
*	PTC, Inc.	7,695	894,621
*	Pure Storage, Inc., Class A	16,760	443,972
#*	Q2 Holdings, Inc.	2,424	158,166
*	Qorvo, Inc.	6,874	943,663
	QUALCOMM, Inc.	46,587	8,188,131
*	Qualys, Inc.	4,010	513,841
#*	QuickLogic Corp.	1,300	6,227
#*	Rambus, Inc.	17,769	448,667
*	RF Industries Ltd.	4,019	29,017
*	Ribbon Communications, Inc.	15,493	69,718
	Richardson Electronics Ltd.	900	11,430
#*	Rimini Street, Inc.	6,715	34,582
*	RingCentral, Inc., Class A	529	93,363
*	Rogers Corp.	2,482	677,462
*	Sailpoint Technologies Holdings, Inc.	4,072	157,546
*	salesforce.com, Inc.	15,579	3,624,143

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	10,807	$408,721
#	Sapiens International Corp. NV	5,349	170,312
*	ScanSource, Inc.	3,244	101,148
	Seagate Technology Holdings PLC	12,867	1,378,699
#*	SecureWorks Corp., Class A	1,655	24,411
*	Semtech Corp.	6,767	481,134
*	ServiceNow, Inc.	955	559,420
#*	ShotSpotter, Inc.	600	15,822
*	SigmaTron International, Inc.	1,880	15,360
*	Silicon Laboratories, Inc.	3,417	564,454
	Skyworks Solutions, Inc.	11,053	1,619,486
#*	SMART Global Holdings, Inc.	3,473	199,211
*	Smartsheet, Inc., Class A	3,365	209,370
*	SolarEdge Technologies, Inc.	983	234,170
	SolarWinds Corp.	5,470	74,392
*	Splunk, Inc.	1,241	153,785
*	SPS Commerce, Inc.	2,414	298,974
	SS&C Technologies Holdings, Inc.	12,712	1,015,307
*	StarTek, Inc.	2,316	11,788
*	Stratasys Ltd.	9,417	224,501
#*	SunPower Corp.	1,257	21,092
*	Super Micro Computer, Inc.	7,652	310,059
	Switch, Inc., Class A	7,508	192,430
*	Synaptics, Inc.	5,180	1,089,613
#*	Synchronoss Technologies, Inc.	4,161	8,488
*	Synopsys, Inc.	2,590	804,195
	Taitron Components, Inc., Class A	1,898	6,719
	TD SYNNEX Corp.	8,494	888,218
	TE Connectivity Ltd.	10,209	1,459,989
*	Teledyne Technologies, Inc.	2,206	929,675
*	Teradata Corp.	12,339	497,755
	Teradyne, Inc.	14,666	1,722,228
#*	Terawulf, Inc.	1,200	14,016
*	TESSCO Technologies, Inc.	672	3,797
	Texas Instruments, Inc.	37,338	6,701,798
*	Trade Desk, Inc., Class A	7,716	536,571
*	TransAct Technologies, Inc.	400	3,596
*	Trimble, Inc.	11,115	802,058
*	Trio-Tech International	100	698
	TTEC Holdings, Inc.	7,261	581,533
*	TTM Technologies, Inc.	14,881	200,298
#*	Turtle Beach Corp.	1,985	40,335
*	Twilio, Inc., Class A	2,304	474,900
*	Tyler Technologies, Inc.	931	441,108
#	Ubiquiti, Inc.	503	145,890
*	Ultra Clean Holdings, Inc.	6,838	344,772
*	Unisys Corp.	6,481	118,278
	Universal Display Corp.	2,707	415,552
*	Upland Software, Inc.	1,918	37,593
*	Usio, Inc.	2,900	9,918
#*	Varonis Systems, Inc.	3,860	143,824
*	Veeco Instruments, Inc.	5,144	141,409
*	Verint Systems, Inc.	8,238	422,857
*	VeriSign, Inc.	4,227	918,020
#*	Verra Mobility Corp.	19,952	316,040
*	Viasat, Inc.	8,850	389,577
*	Viavi Solutions, Inc.	26,547	436,964
#	Visa, Inc., Class A	68,648	15,526,118
	Vishay Intertechnology, Inc.	22,767	471,505

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	793	$25,400
	VMware, Inc., Class A	2,091	268,652
*	Vonage Holdings Corp.	21,738	453,020
	Vontier Corp.	8,842	248,549
	Wayside Technology Group, Inc.	200	6,382
*	Western Digital Corp.	19,339	1,000,600
	Western Union Co.	37,354	706,364
*	WEX, Inc.	4,122	663,560
*	WidePoint Corp.	3,619	13,861
#*	Wolfspeed, Inc.	5,199	489,954
*	Workday, Inc., Class A	1,069	270,468
	Xerox Holdings Corp.	28,998	612,148
	Xilinx, Inc.	10,402	2,013,307
	Xperi Holding Corp.	13,541	228,437
*	Zebra Technologies Corp., Class A	2,877	1,464,738
*	Zendesk, Inc.	863	85,014
*	Zoom Video Communications, Inc., Class A	1,696	261,659
#*	Zscaler, Inc.	501	128,812
TOTAL INFORMATION TECHNOLOGY			448,288,490
MATERIALS — (4.9%)
*	Advanced Emissions Solutions, Inc.	6,959	43,424
	AdvanSix, Inc.	5,953	250,562
	Albemarle Corp.	6,034	1,331,945
#*	Allegheny Technologies, Inc.	9,752	178,364
	Amcor PLC	76,577	919,690
	American Vanguard Corp.	4,707	71,405
*	Ampco-Pittsburgh Corp.	689	3,934
	AptarGroup, Inc.	7,061	828,255
*	Arconic Corp.	17,219	532,584
	Ashland Global Holdings, Inc.	8,717	837,181
	Avery Dennison Corp.	7,903	1,623,434
	Avient Corp.	11,340	564,392
*	Axalta Coating Systems Ltd.	33,036	978,196
	Balchem Corp.	3,382	496,951
	Ball Corp.	28,436	2,761,136
*	Berry Global Group, Inc.	19,756	1,331,949
*	Bioceres Crop Solutions Corp.	1,800	22,788
	Caledonia Mining Corp. PLC	1,877	21,323
	Carpenter Technology Corp.	4,600	132,112
	Celanese Corp.	8,186	1,274,642
*	Century Aluminum Co.	10,982	168,464
	Chase Corp.	1,440	136,627
	Chemours Co.	12,100	395,791
*	Clearwater Paper Corp.	2,420	76,520
*	Coeur Mining, Inc.	32,142	150,746
	Commercial Metals Co.	17,936	599,780
#	Compass Minerals International, Inc.	5,350	285,690
*	Core Molding Technologies, Inc.	1,483	11,879
	Corteva, Inc.	47,534	2,285,435
	Crown Holdings, Inc.	16,684	1,908,650
	Dow, Inc.	71,844	4,291,242
	DuPont de Nemours, Inc.	24,464	1,873,942
	Eastman Chemical Co.	6,999	832,391
	Ecolab, Inc.	5,851	1,108,472
	Ecovyst, Inc.	6,556	67,068
	Element Solutions, Inc.	39,809	893,314
*	Ferro Corp.	15,399	335,698
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Flexible Solutions International, Inc.	3,105	$10,619
	FMC Corp.	9,239	1,019,708
*	Forterra, Inc.	4,227	99,208
	Fortitude Gold Corp.	2,144	13,722
	Freeport-McMoRan, Inc.	60,773	2,261,971
	FutureFuel Corp.	5,733	44,717
*	GCP Applied Technologies, Inc.	10,850	346,115
	Glatfelter Corp.	8,364	145,199
	Graphic Packaging Holding Co.	45,360	857,758
	Greif, Inc., Class A	5,069	299,882
	Greif, Inc., Class B	1,804	107,158
	Hawkins, Inc.	3,498	130,545
	Haynes International, Inc.	1,922	72,306
	HB Fuller Co.	8,435	605,380
#	Hecla Mining Co.	75,093	372,461
	Huntsman Corp.	24,457	876,294
*	Ingevity Corp.	6,013	396,317
	Innospec, Inc.	3,617	336,236
	International Flavors & Fragrances, Inc.	11,967	1,578,687
	International Paper Co.	26,362	1,271,966
*	Intrepid Potash, Inc.	1,065	41,301
	Kaiser Aluminum Corp.	1,125	107,719
*	Koppers Holdings, Inc.	2,199	65,706
*	Kraton Corp.	5,299	245,768
	Kronos Worldwide, Inc.	10,041	144,088
	Linde PLC	15,065	4,800,914
#*	Livent Corp.	15,267	351,294
	Louisiana-Pacific Corp.	14,189	942,717
	LyondellBasell Industries NV, Class A	36,699	3,549,894
	Martin Marietta Materials, Inc.	3,043	1,184,092
	Materion Corp.	3,754	311,019
	Mercer International, Inc.	9,632	117,029
	Minerals Technologies, Inc.	5,497	384,625
	Mosaic Co.	29,396	1,174,370
	Myers Industries, Inc.	5,581	100,849
	Neenah, Inc.	2,801	129,126
	NewMarket Corp.	1,553	525,023
	Newmont Corp.	30,055	1,838,464
#	Nexa Resources SA	8,788	72,853
	Northern Technologies International Corp.	1,079	14,566
	Nucor Corp.	27,423	2,780,692
*	O-I Glass, Inc.	29,625	394,309
	Packaging Corp. of America	8,480	1,277,342
	PPG Industries, Inc.	14,847	2,319,101
#	Quaker Chemical Corp.	1,697	354,961
*	Ranpak Holdings Corp.	7,038	189,041
#*	Rayonier Advanced Materials, Inc.	5,632	35,087
	Reliance Steel & Aluminum Co.	7,312	1,117,859
	Resolute Forest Products, Inc.	12,553	170,972
	Royal Gold, Inc.	5,346	542,886
	RPM International, Inc.	15,128	1,340,492
	Ryerson Holding Corp.	2,729	55,944
	Schnitzer Steel Industries, Inc., Class A	3,200	125,248
	Scotts Miracle-Gro Co.	6,371	963,295
	Sealed Air Corp.	13,133	891,993
	Sensient Technologies Corp.	6,028	510,813
	Sherwin-Williams Co.	9,262	2,653,656
	Silgan Holdings, Inc.	18,127	811,727
	Sonoco Products Co.	15,876	899,217

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	30,386	$1,687,031
	Stepan Co.	3,841	423,125
*	Summit Materials, Inc., Class A	14,696	522,590
*	Sylvamo Corp.	2,396	71,377
*	Trecora Resources	1,000	8,370
	Tredegar Corp.	4,800	56,400
	TriMas Corp.	7,022	244,085
	Trinseo PLC	6,272	335,803
*	UFP Technologies, Inc.	1,356	96,222
	United States Lime & Minerals, Inc.	600	75,894
	Valvoline, Inc.	16,446	541,731
*	Venator Materials PLC	4,866	11,776
	Verso Corp., Class A	6,331	170,177
	Vulcan Materials Co.	6,953	1,323,225
	Westlake Chemical Corp.	8,677	855,986
	WestRock Co.	22,263	1,027,660
	Worthington Industries, Inc.	9,015	488,433
TOTAL MATERIALS			81,948,162
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	18,048
*	CBRE Group, Inc., Class A	16,592	1,681,433
#	CTO Realty Growth, Inc.	494	28,943
#*	Cushman & Wakefield PLC	21,779	457,141
#	eXp World Holdings, Inc.	6,431	174,537
*	Forestar Group, Inc.	5,762	114,952
*	FRP Holdings, Inc.	1,450	81,896
*	Howard Hughes Corp.	9,125	878,829
	Indus Realty Trust, Inc.	381	29,928
*	Jones Lang LaSalle, Inc.	5,248	1,316,146
	Kennedy-Wilson Holdings, Inc.	22,401	503,126
*	Marcus & Millichap, Inc.	6,213	290,830
	Newmark Group, Inc., Class A	24,576	376,259
*	Opendoor Technologies, Inc.	2,718	26,990
*	Rafael Holdings, Inc., Class B	1,879	7,779
	RE/MAX Holdings, Inc., Class A	3,265	97,166
*	Realogy Holdings Corp.	17,500	288,750
#*	Redfin Corp.	670	19,812
	RMR Group, Inc., Class A	2,582	82,650
	St. Joe Co.	7,837	380,173
*	Stratus Properties, Inc.	889	32,573
*	Tejon Ranch Co.	1,536	26,742
#*	Zillow Group, Inc., Class A	3,209	160,001
#*	Zillow Group, Inc., Class C	7,871	397,328
TOTAL REAL ESTATE			7,472,032
UTILITIES — (0.9%)
#	American States Water Co.	4,161	383,769
	American Water Works Co., Inc.	6,942	1,116,274
	Artesian Resources Corp., Class A	900	43,380
	Atmos Energy Corp.	6,376	683,635
#	Avangrid, Inc.	4,875	227,760
#	Avista Corp.	5,800	257,868
	Brookfield Renewable Corp., Class A	15,352	525,345
	California Water Service Group	4,692	291,326
	Chesapeake Utilities Corp.	1,966	267,789
	Clearway Energy, Inc., Class A	4,357	134,413
#	Clearway Energy, Inc., Class C	7,141	240,509

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Consolidated Edison, Inc.	11,725	$1,013,626
	Consolidated Water Co. Ltd.	959	9,743
	Edison International	12,623	792,598
	Essential Utilities, Inc.	14,890	725,739
	Eversource Energy	11,606	1,038,621
	Exelon Corp.	12,035	697,428
	Genie Energy Ltd., Class B	1,601	8,053
	Global Water Resources, Inc.	1,500	23,040
	Macquarie Infrastructure Holdings LLC	6,063	21,887
	Middlesex Water Co.	1,498	151,658
	New Jersey Resources Corp.	16,260	653,815
	Northwest Natural Holding Co.	2,744	129,901
	ONE Gas, Inc.	3,622	282,118
#	Ormat Technologies, Inc.	7,492	510,655
*	PG&E Corp.	65,094	832,552
	PNM Resources, Inc.	7,457	334,148
*	Pure Cycle Corp.	3,694	47,357
	RGC Resources, Inc.	150	3,387
	Sempra Energy	9,707	1,341,119
	SJW Group	2,694	185,509
	South Jersey Industries, Inc.	8,056	201,561
	Southwest Gas Holdings, Inc.	4,256	290,174
	Spire, Inc.	4,326	285,170
#*	Sunnova Energy International, Inc.	14,307	281,276
	UGI Corp.	12,067	547,239
	Unitil Corp.	1,532	71,912
#	Via Renewables, Inc.	1,000	11,440
	York Water Co.	1,162	52,778
TOTAL UTILITIES			14,716,572
TOTAL COMMON STOCKS			1,630,747,157
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	29,674
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	639	61,434
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	103,022
TOTAL PREFERRED STOCKS			194,130
TOTAL INVESTMENT SECURITIES (Cost $833,103,292)			1,630,941,287

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	2,950,183	2,950,183
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	3,127,564	36,182,788
TOTAL INVESTMENTS — (100.0%)
(Cost $872,232,402)^^			$1,670,074,258

U.S. Social Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$132,454,318	—	—	$132,454,318
Consumer Discretionary	224,159,858	—	$2,074	224,161,932
Consumer Staples	91,028,956	$14,115	—	91,043,071
Energy	29,707,805	—	—	29,707,805
Financials	271,097,702	—	—	271,097,702
Health Care	105,856,225	893	104,228	105,961,346
Industrials	223,895,727	—	—	223,895,727
Information Technology	448,288,490	—	—	448,288,490
Materials	81,948,162	—	—	81,948,162
Real Estate	7,472,032	—	—	7,472,032
Utilities	14,716,572	—	—	14,716,572
Preferred Stocks
Communication Services	29,674	—	—	29,674
Consumer Discretionary	61,434	—	—	61,434
Industrials	103,022	—	—	103,022
Temporary Cash Investments	2,950,183	—	—	2,950,183
Securities Lending Collateral	—	36,182,788	—	36,182,788
TOTAL	$1,633,770,160	$36,197,796	$106,302^	$1,670,074,258

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.0%)
	Activision Blizzard, Inc.	59,427	$4,695,327
*	Alphabet, Inc., Class A	35,233	95,342,964
*	Alphabet, Inc., Class C	33,478	90,858,288
*	Altice USA, Inc., Class A	72,276	1,042,220
*	AMC Networks, Inc., Class A	14,620	623,251
*	Angi, Inc.	18,433	158,155
	AT&T, Inc.	207,990	5,303,745
	ATN International, Inc.	2,915	115,667
*	Audacy, Inc.	46,777	113,200
*	Boston Omaha Corp., Class A	14,901	393,237
	Cable One, Inc.	1,803	2,785,148
*	Cargurus, Inc.	24,707	788,153
*	Cars.com, Inc.	37,498	584,219
*	Charter Communications, Inc., Class A	22,000	13,053,480
#*	Cinemark Holdings, Inc.	17,670	266,817
	Cogent Communications Holdings, Inc.	2,374	151,010
	Comcast Corp., Class A	487,730	24,381,623
*	comScore, Inc.	31,872	96,572
*	Consolidated Communications Holdings, Inc.	4,371	31,428
*	Daily Journal Corp.	490	158,755
#*	Discovery, Inc., Class A	35,709	996,638
*	Discovery, Inc., Class C	74,277	2,031,476
*	DISH Network Corp., Class A	70,297	2,207,326
*	EchoStar Corp., Class A	18,151	429,997
	Electronic Arts, Inc.	36,174	4,798,843
	Entravision Communications Corp., Class A	7,104	43,050
#*	Eventbrite, Inc., Class A	13,008	186,405
	EW Scripps Co., Class A	32,768	671,744
*	Facebook, Inc., Class A	347,569	108,879,465
#*	Fluent, Inc.	15,836	25,338
	Fox Corp., Class A	58,287	2,367,035
	Fox Corp., Class B	44,206	1,643,579
*	Gannett Co., Inc.	80,535	391,400
	Gray Television, Inc.	44,374	925,198
*	Hemisphere Media Group, Inc.	1,000	6,490
*	IDT Corp., Class B	7,865	295,173
*	iHeartMedia, Inc., Class A	43,767	881,905
*	IMAX Corp.	9,764	168,429
	Interpublic Group of Cos., Inc.	187,534	6,664,958
*	Iridium Communications, Inc.	43,710	1,568,315
	John Wiley & Sons, Inc., Class A	13,388	679,441
	John Wiley & Sons, Inc., Class B	200	9,940
*	Liberty Broadband Corp., Class A	3,489	510,615
*	Liberty Broadband Corp., Class C	26,594	3,946,816
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	249,480
*	Liberty Media Corp.-Liberty Formula One, Class C	1,951	117,509
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,784	822,510
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	2,094,036
*	Live Nation Entertainment, Inc.	22,695	2,485,329
*	Loyalty Ventures, Inc.	8,710	255,290
#*	Madison Square Garden Entertainment Corp.	9,147	647,882
*	Marchex, Inc., Class B	1,552	3,616
*	Match Group, Inc.	21,277	2,397,918

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	National CineMedia, Inc.	18,917	$49,941
*	Netflix, Inc.	71,751	30,647,722
	New York Times Co., Class A	37,000	1,481,110
	News Corp., Class A	97,338	2,164,797
	News Corp., Class B	48,018	1,067,920
	Nexstar Media Group, Inc., Class A	18,327	3,030,919
	Omnicom Group, Inc.	79,884	6,020,058
*	Pinterest, Inc., Class A	22,609	668,322
*	QuinStreet, Inc.	15,010	241,511
*	ROBLOX Corp., Class A	8,452	556,649
*	Roku, Inc.	5,236	858,966
	Scholastic Corp.	11,332	464,839
*	Sciplay Corp., Class A	6,293	78,663
	Shenandoah Telecommunications Co.	5,787	131,770
#	Sirius XM Holdings, Inc.	208,535	1,326,283
#*	Snap, Inc., Class A	59,047	1,921,389
*	Spotify Technology SA	19,533	3,833,547
*	Take-Two Interactive Software, Inc.	17,202	2,809,775
*	TechTarget, Inc.	6,809	564,738
	TEGNA, Inc.	102,594	1,986,220
*	Telesat Corp.	3,100	70,215
#*	Thryv Holdings, Inc.	7,547	244,749
*	T-Mobile U.S., Inc.	70,845	7,663,304
*	Townsquare Media, Inc., Class A	1,712	22,564
*	Travelzoo	800	7,496
#*	TripAdvisor, Inc.	24,800	673,320
*	TrueCar, Inc.	28,167	96,895
*	Twitter, Inc.	74,984	2,812,650
	Verizon Communications, Inc.	380,170	20,236,449
#	ViacomCBS, Inc., Class A	1,311	47,956
	ViacomCBS, Inc., Class B	98,023	3,278,869
*	Walt Disney Co.	91,124	13,027,998
#*	WideOpenWest, Inc.	12,561	233,760
#	World Wrestling Entertainment, Inc., Class A	9,617	480,273
*	Yelp, Inc.	22,392	773,420
*	Zedge, Inc., Class B	148	1,119
*	Ziff Davis, Inc.	16,614	1,745,467
*	Zynga, Inc., Class A	166,908	1,513,856
TOTAL COMMUNICATION SERVICES			503,181,904
CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	16,230	276,397
#*	2U, Inc.	23,275	375,658
	Aaron's Co., Inc.	9,065	191,906
*	Abercrombie & Fitch Co., Class A	29,451	1,148,589
	Acushnet Holdings Corp.	27,826	1,299,474
*	Adient PLC	21,238	891,359
*	Adtalem Global Education, Inc.	43	1,265
	Advance Auto Parts, Inc.	21,255	4,920,745
*	Amazon.com, Inc.	38,441	114,995,098
#	American Eagle Outfitters, Inc.	81,215	1,854,138
*	American Outdoor Brands, Inc.	2,460	40,787
*	America's Car-Mart, Inc.	3,515	333,644
*	Aptiv PLC	35,889	4,901,720
	Aramark	61,393	2,105,166
*	Arko Corp.	19,767	162,485
*	Asbury Automotive Group, Inc.	12,544	2,019,208
	Autoliv, Inc.	18,376	1,819,959
*	AutoNation, Inc.	33,478	3,649,102

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	2,858	$5,676,988
*	Barnes & Noble Education, Inc.	13,906	83,714
	Bassett Furniture Industries, Inc.	1,000	18,560
	Bath & Body Works, Inc.	72,647	4,073,317
*	Beazer Homes USA, Inc.	16,885	307,982
#*	Bed Bath & Beyond, Inc.	43,959	713,894
	Best Buy Co., Inc.	82,214	8,162,206
	Big Lots, Inc.	18,270	765,696
*	Biglari Holdings, Inc., Class A	4	2,500
*	BJ's Restaurants, Inc.	3,390	102,005
#*	Bloomin' Brands, Inc.	13,734	279,212
*	Bluegreen Vacations Holding Corp.	4,236	126,953
*	Booking Holdings, Inc.	3,481	8,549,789
*	Boot Barn Holdings, Inc.	9,800	901,306
	BorgWarner, Inc.	78,662	3,449,329
*	Bright Horizons Family Solutions, Inc.	208	26,709
#*	Brinker International, Inc.	1,251	41,546
	Brunswick Corp.	27,976	2,539,941
#	Buckle, Inc.	23,672	891,014
#*	Burlington Stores, Inc.	6,354	1,505,453
	Caleres, Inc.	13,300	318,934
#	Camping World Holdings, Inc., Class A	14,706	488,239
*	Capri Holdings Ltd.	58,450	3,511,091
*	CarMax, Inc.	40,563	4,509,389
#*	CarParts.com, Inc.	8,600	79,120
	Carrols Restaurant Group, Inc.	3,123	7,714
	Carter's, Inc.	23,541	2,192,138
#*	Carvana Co.	3,275	530,746
	Cato Corp., Class A	7,874	130,078
*	Cavco Industries, Inc.	3,956	1,065,905
	Century Communities, Inc.	26,771	1,762,870
#*	Cheesecake Factory, Inc.	4,899	174,796
#*	Chewy, Inc., Class A	12,822	610,455
*	Chico's FAS, Inc.	42,476	200,062
*	Children's Place, Inc.	4,764	337,053
*	Chipotle Mexican Grill, Inc.	1,766	2,623,534
*	Chuy's Holdings, Inc.	1,407	35,470
#*	Citi Trends, Inc.	4,712	229,569
	Columbia Sportswear Co.	22,033	2,046,205
#*	Conn's, Inc.	10,463	253,937
*	Container Store Group, Inc.	9,388	95,758
††	Contra Zagg, Inc.	2,300	207
*	Cooper-Standard Holdings, Inc.	2,500	51,475
	Cracker Barrel Old Country Store, Inc.	5,970	711,266
*	Crocs, Inc.	14,795	1,518,263
	Crown Crafts, Inc.	1,603	11,029
	Culp, Inc.	400	3,620
	Dana, Inc.	29,727	643,887
*	Dave & Buster's Entertainment, Inc.	2,953	105,688
*	Deckers Outdoor Corp.	8,861	2,837,558
	Del Taco Restaurants, Inc.	3,674	45,815
*	Delta Apparel, Inc.	231	6,976
#*	Denny's Corp.	6,774	104,997
*	Designer Brands, Inc., Class A	23,730	312,524
#	Dick's Sporting Goods, Inc.	25,957	2,995,438
#	Dillard's, Inc., Class A	7,368	1,869,409
	Dine Brands Global, Inc.	2,815	190,998
	Dollar General Corp.	40,589	8,461,995
*	Dollar Tree, Inc.	61,608	8,084,202

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino's Pizza, Inc.	1,212	$551,036
*	Dorman Products, Inc.	6,159	576,667
	DR Horton, Inc.	138,452	12,352,687
*	Duluth Holdings, Inc., Class B	2,885	43,506
	eBay, Inc.	138,858	8,341,200
*	El Pollo Loco Holdings, Inc.	8,900	118,726
	Escalade, Inc.	1,044	14,929
	Ethan Allen Interiors, Inc.	10,184	256,739
#*	Etsy, Inc.	34,653	5,443,293
*	Everi Holdings, Inc.	14,851	293,604
*	Expedia Group, Inc.	8,799	1,612,769
*	Fiesta Restaurant Group, Inc.	521	4,934
*	Fisker, Inc.	4,640	54,798
*	Five Below, Inc.	14,838	2,433,432
	Flexsteel Industries, Inc.	1,661	41,375
*	Floor & Decor Holdings, Inc., Class A	23,118	2,513,389
	Foot Locker, Inc.	54,389	2,430,100
	Ford Motor Co.	537,648	10,914,254
*	Fossil Group, Inc.	28,786	319,237
*	Fox Factory Holding Corp.	4,672	621,703
	Franchise Group, Inc.	2,020	101,141
*	frontdoor, Inc.	20,364	739,213
*	Funko, Inc., Class A	10,642	183,894
	Gap, Inc.	112,954	2,041,079
	Garmin Ltd.	23,476	2,920,884
*	General Motors Co.	279,564	14,741,410
*	Genesco, Inc.	5,487	352,979
	Gentex Corp.	46,710	1,466,694
*	Gentherm, Inc.	6,163	538,585
	Genuine Parts Co.	44,561	5,936,862
*	G-III Apparel Group Ltd.	24,245	658,737
#*	GoPro, Inc., Class A	33,816	299,610
	Graham Holdings Co., Class B	741	440,984
*	Grand Canyon Education, Inc.	845	70,710
*	Green Brick Partners, Inc.	19,788	468,580
	Group 1 Automotive, Inc.	10,400	1,766,024
#	Guess?, Inc.	39,648	912,697
	H&R Block, Inc.	12,980	296,723
#	Hamilton Beach Brands Holding Co., Class A	2,900	40,194
#	Hanesbrands, Inc.	97,553	1,570,603
	Harley-Davidson, Inc.	81,149	2,805,321
	Hasbro, Inc.	53,822	4,977,459
	Haverty Furniture Cos., Inc.	9,089	268,307
*	Helen of Troy Ltd.	3,395	710,675
	Hibbett, Inc.	7,948	489,994
*	Hilton Grand Vacations, Inc.	11,006	537,753
	Home Depot, Inc.	155,443	57,044,472
	Hooker Furnishings Corp.	4,239	93,428
*	Horizon Global Corp.	467	3,568
*	Hovnanian Enterprises, Inc., Class A	1,200	116,256
*	Hyatt Hotels Corp., Class A	3,975	364,150
#	Installed Building Products, Inc.	15,704	1,739,846
#	International Game Technology PLC	41,844	1,120,164
#*	iRobot Corp.	9,694	635,151
	Jack in the Box, Inc.	1,779	161,978
	Johnson Outdoors, Inc., Class A	4,369	394,171
	KB Home	49,972	2,111,317
	Kohl's Corp.	53,608	3,200,934
#	Kontoor Brands, Inc.	16,095	793,323

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lakeland Industries, Inc.	1,175	$24,698
*	Lands' End, Inc.	13,508	247,602
*	Las Vegas Sands Corp.	11,546	505,715
	La-Z-Boy, Inc.	17,069	626,603
#*	Lazydays Holdings, Inc.	3,490	56,678
	LCI Industries	11,156	1,374,084
	Lear Corp.	20,731	3,468,711
#	Leggett & Platt, Inc.	53,067	2,114,720
	Lennar Corp., Class A	66,650	6,405,731
	Lennar Corp., Class B	5,765	465,408
	Levi Strauss & Co., Class A	10,129	222,129
*	LGI Homes, Inc.	15,438	1,922,185
	Lifetime Brands, Inc.	8,691	134,710
*	Lincoln Educational Services Corp.	4,082	27,962
*	Liquidity Services, Inc.	12,769	242,994
	Lithia Motors, Inc.	11,264	3,290,552
	LKQ Corp.	83,502	4,583,425
*	LL Flooring Holdings, Inc.	6,809	98,322
#*	Lovesac Co.	3,397	182,928
	Lowe's Cos., Inc.	82,736	19,637,390
*	Lululemon Athletica, Inc.	27,892	9,309,234
*	M/I Homes, Inc.	4,720	250,113
	Macy's, Inc.	146,492	3,750,195
*	Malibu Boats, Inc., Class A	9,170	602,102
#	Marine Products Corp.	1,421	17,421
*	MarineMax, Inc.	9,769	459,729
*	MasterCraft Boat Holdings, Inc.	14,511	369,015
*	Mattel, Inc.	129,457	2,708,240
	McDonald's Corp.	66,182	17,170,920
	MDC Holdings, Inc.	46,071	2,335,339
††	Media General, Inc.	7,656	947
*	Meritage Homes Corp.	7,013	715,536
	MGM Resorts International	8,144	347,912
*	Modine Manufacturing Co.	13,597	124,413
	Monro, Inc.	12,334	613,370
*	Motorcar Parts of America, Inc.	1,259	20,811
	Movado Group, Inc.	6,505	241,140
	Murphy USA, Inc.	14,523	2,856,093
#	Nathan's Famous, Inc.	200	10,776
#*	National Vision Holdings, Inc.	26,510	1,083,729
*	Nautilus, Inc.	12,818	65,372
	Newell Brands, Inc.	138,193	3,207,460
	NIKE, Inc., Class B	296,657	43,926,002
*	Noodles & Co.	7,000	58,870
#*	Nordstrom, Inc.	39,324	884,790
*	NVR, Inc.	1,550	8,257,191
*	ODP Corp.	22,416	991,460
#*	Ollie's Bargain Outlet Holdings, Inc.	18,614	892,355
#*	OneSpaWorld Holdings Ltd.	10,155	104,800
#	OneWater Marine, Inc., Class A	1,092	56,467
*	O'Reilly Automotive, Inc.	11,724	7,641,117
	Oxford Industries, Inc.	6,487	534,464
	Papa John's International, Inc.	5,227	645,273
#*	Party City Holdco, Inc.	16,085	76,082
	Patrick Industries, Inc.	6,454	415,638
#*	Peloton Interactive, Inc., Class A	9,758	266,686
#*	Penn National Gaming, Inc.	6,814	310,787
	Penske Automotive Group, Inc.	33,141	3,368,120
#	PetMed Express, Inc.	3,207	82,837

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Planet Fitness, Inc., Class A	19,850	$1,759,504
*	PlayAGS, Inc.	2,600	20,254
	Polaris, Inc.	22,840	2,571,556
	Pool Corp.	6,611	3,148,489
	PulteGroup, Inc.	153,592	8,092,762
#*	Purple Innovation, Inc.	12,757	106,138
	PVH Corp.	23,408	2,223,994
*	QuantumScape Corp.	40,811	681,136
*	Quotient Technology, Inc.	34,246	243,489
	Qurate Retail, Inc., Class A	284,809	2,002,207
	Ralph Lauren Corp.	15,762	1,747,060
	RCI Hospitality Holdings, Inc.	2,033	142,046
	Rent-A-Center, Inc.	31,405	1,323,721
*	Revolve Group, Inc.	10,625	524,025
#*	RH	4,587	1,847,735
	Rocky Brands, Inc.	2,430	103,955
	Ross Stores, Inc.	89,367	8,735,624
*	Ruth's Hospitality Group, Inc.	6,863	137,466
*	Sally Beauty Holdings, Inc.	39,256	674,026
*	Scientific Games Corp., Class A	8,548	493,220
	Service Corp. International	19,455	1,200,763
#*	Shake Shack, Inc., Class A	3,930	259,655
	Shoe Carnival, Inc.	9,453	322,914
	Shutterstock, Inc.	13,633	1,321,992
	Signet Jewelers Ltd.	32,416	2,791,990
*	Skechers USA, Inc., Class A	43,898	1,843,716
*	Skyline Champion Corp.	25,852	1,740,874
*	Sleep Number Corp.	6,945	496,567
	Sonic Automotive, Inc., Class A	11,575	590,441
#*	Sonos, Inc.	25,569	644,850
*	Sportsman's Warehouse Holdings, Inc.	8,400	92,064
	Standard Motor Products, Inc.	4,500	215,415
	Starbucks Corp.	60,374	5,935,972
	Steven Madden Ltd.	21,062	866,491
#*	Stitch Fix, Inc., Class A	13,287	218,305
*	Stoneridge, Inc.	4,700	88,689
	Strategic Education, Inc.	1,474	87,939
	Superior Group of Cos., Inc.	2,597	53,057
	Tapestry, Inc.	143,442	5,443,624
	Target Corp.	89,907	19,818,200
*	Taylor Morrison Home Corp.	85,510	2,624,302
	Tempur Sealy International, Inc.	56,041	2,230,992
*	Terminix Global Holdings, Inc.	30,718	1,325,174
*	Tesla, Inc.	45,357	42,486,809
	Texas Roadhouse, Inc.	4,446	379,644
	Thor Industries, Inc.	25,440	2,406,370
	Tilly's, Inc., Class A	9,904	130,535
	TJX Cos., Inc.	228,744	16,462,706
	Toll Brothers, Inc.	56,111	3,308,866
*	TopBuild Corp.	16,672	3,878,741
	Tractor Supply Co.	28,413	6,202,842
	Travel & Leisure Co.	12,488	709,318
*	Tri Pointe Homes, Inc.	74,908	1,783,559
#*	Tupperware Brands Corp.	10,331	159,304
*	Ulta Beauty, Inc.	15,117	5,498,658
*	Under Armour, Inc., Class A	57,805	1,088,468
*	Under Armour, Inc., Class C	77,263	1,235,435
*	Unifi, Inc.	2,171	41,271
*	Universal Electronics, Inc.	3,365	119,424

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Technical Institute, Inc.	2,800	$20,328
*	Urban Outfitters, Inc.	38,399	1,102,819
	Vail Resorts, Inc.	2,453	679,726
*	Veoneer, Inc.	6,794	239,217
*	Vera Bradley, Inc.	19,800	162,162
	VF Corp.	59,854	3,903,079
*	Victoria's Secret & Co.	24,215	1,351,923
*	Visteon Corp.	9,352	949,321
*	VOXX International Corp.	7,000	77,350
#*	Wayfair, Inc., Class A	10,428	1,625,934
	Wendy's Co.	64,210	1,478,756
	Weyco Group, Inc.	1,334	31,216
	Whirlpool Corp.	23,868	5,016,815
	Williams-Sonoma, Inc.	31,963	5,131,340
	Wingstop, Inc.	7,498	1,149,068
	Winmark Corp.	415	89,399
	Winnebago Industries, Inc.	15,388	992,834
	Wolverine World Wide, Inc.	24,959	661,164
#*	Wynn Resorts Ltd.	8,926	762,727
*	XPEL, Inc.	1,306	81,442
*	YETI Holdings, Inc.	14,730	965,993
	Yum! Brands, Inc.	33,004	4,131,111
*	Zumiez, Inc.	11,415	513,104
TOTAL CONSUMER DISCRETIONARY			754,623,996
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	10,757	302,810
	Alico, Inc.	390	14,028
	Andersons, Inc.	9,289	353,911
	B&G Foods, Inc.	4,822	149,964
*	BellRing Brands, Inc., Class A	4,196	102,215
*	BJ's Wholesale Club Holdings, Inc.	30,887	1,898,624
*	Boston Beer Co., Inc., Class A	1,619	681,324
	Brown-Forman Corp., Class A	9,188	575,536
	Brown-Forman Corp., Class B	49,361	3,328,412
	Calavo Growers, Inc.	2,429	100,585
	Campbell Soup Co.	61,387	2,708,394
	Casey's General Stores, Inc.	15,950	2,995,569
#*	Celsius Holdings, Inc.	6,798	324,469
#*	Central Garden & Pet Co.	2,583	119,825
*	Central Garden & Pet Co., Class A	9,918	429,747
*	Chefs' Warehouse, Inc.	15,442	460,789
	Church & Dwight Co., Inc.	55,119	5,657,965
	Clorox Co.	17,421	2,924,289
	Coca-Cola Co.	471,218	28,749,010
	Coca-Cola Consolidated, Inc.	2,653	1,520,169
	Colgate-Palmolive Co.	86,541	7,135,305
	Constellation Brands, Inc., Class A	16,614	3,949,978
	Costco Wholesale Corp.	68,298	34,499,369
*	Coty, Inc., Class A	354,785	3,008,577
*	Darling Ingredients, Inc.	24,005	1,530,799
	Edgewell Personal Care Co.	24,670	1,129,886
*	elf Beauty, Inc.	17,014	502,934
#	Energizer Holdings, Inc.	22,443	844,081
	Estee Lauder Cos., Inc., Class A	45,576	14,210,141
*	Farmer Bros Co.	4,900	31,311
	Flowers Foods, Inc.	46,150	1,298,199
	Fresh Del Monte Produce, Inc.	6,265	174,355
#*	Freshpet, Inc.	3,803	353,793

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	General Mills, Inc.	135,591	$9,312,390
#*	Grocery Outlet Holding Corp.	29,683	753,355
*	Hain Celestial Group, Inc.	34,947	1,276,614
*	Herbalife Nutrition Ltd.	35,997	1,530,232
*	Hostess Brands, Inc.	43,137	885,171
	Ingles Markets, Inc., Class A	6,895	530,432
	Inter Parfums, Inc.	10,682	1,057,198
	J M Smucker Co.	24,158	3,396,132
	J&J Snack Foods Corp.	2,953	447,941
	John B. Sanfilippo & Son, Inc.	1,549	122,526
	Kellogg Co.	54,901	3,458,763
	Keurig Dr Pepper, Inc.	70,028	2,657,563
	Kraft Heinz Co.	141,597	5,069,173
	Kroger Co.	225,879	9,846,066
	Lamb Weston Holdings, Inc.	15,234	978,175
	Lancaster Colony Corp.	4,727	750,506
*	Landec Corp.	1,591	17,103
*	Lifevantage Corp.	2,374	15,265
	McCormick & Co., Inc.	46,008	4,615,062
	McCormick & Co., Inc.	400	39,912
	Medifast, Inc.	3,664	728,073
*	Monster Beverage Corp.	36,257	3,144,207
#	National Beverage Corp.	16,021	715,658
*	Natural Alternatives International, Inc.	1,014	13,278
	Natural Grocers by Vitamin Cottage, Inc.	2,440	35,624
	Natural Health Trends Corp.	187	1,371
	Nature's Sunshine Products, Inc.	900	15,876
	Nu Skin Enterprises, Inc., Class A	24,658	1,188,269
	Oil-Dri Corp. of America	489	16,636
	PepsiCo, Inc.	121,503	21,083,201
*	Performance Food Group Co.	42,051	1,774,132
*	Post Holdings, Inc.	14,585	1,543,385
	PriceSmart, Inc.	11,338	809,647
	Procter & Gamble Co.	283,948	45,559,457
#*	Rite Aid Corp.	29,832	316,517
*	Seneca Foods Corp., Class A	504	23,562
*	Simply Good Foods Co.	18,795	662,148
	SpartanNash Co.	16,618	408,304
	Spectrum Brands Holdings, Inc.	17,795	1,590,517
*	Sprouts Farmers Market, Inc.	58,387	1,584,623
	Sysco Corp.	88,788	6,938,782
#	Tootsie Roll Industries, Inc.	6,795	230,690
*	TreeHouse Foods, Inc.	11,515	445,976
*	U.S. Foods Holding Corp.	73,838	2,603,528
*	United Natural Foods, Inc.	32,392	1,256,162
	United-Guardian, Inc.	1,797	33,963
*	USANA Health Sciences, Inc.	9,227	881,917
	Village Super Market, Inc., Class A	2,601	59,433
*	Vital Farms, Inc.	2,649	43,788
	Walgreens Boots Alliance, Inc.	214,239	10,660,533
	Walmart, Inc.	248,026	34,676,515
#	Weis Markets, Inc.	12,018	723,964
*	Willamette Valley Vineyards, Inc.	500	4,380
TOTAL CONSUMER STAPLES			308,600,058
ENERGY — (1.1%)
	Adams Resources & Energy, Inc.	101	3,029
*	Alto Ingredients, Inc.	8,505	44,056
	Archrock, Inc.	122,289	1,032,119

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Aspen Aerogels, Inc.	9,663	$286,991
	Baker Hughes Co.	170,445	4,677,011
	Cactus, Inc., Class A	16,888	818,392
*	ChampionX Corp.	111,828	2,504,947
	Cheniere Energy, Inc.	15,362	1,719,008
*	Clean Energy Fuels Corp.	43,049	261,307
	Core Laboratories NV	22,033	587,620
	CVR Energy, Inc.	30,056	586,994
*	Delek U.S. Holdings, Inc.	28,045	435,258
*	DMC Global, Inc.	8,310	335,225
*	Dril-Quip, Inc.	17,927	453,374
*	DTE Midstream LLC	5,709	295,155
	Equitrans Midstream Corp.	100,398	814,228
*	Expro Group Holdings NV	20,537	321,609
*	Exterran Corp.	25,198	137,581
	Falcon Minerals Corp.	12,717	65,747
#*	Forum Energy Technologies, Inc.	1,231	24,029
*	FTS International, Inc., Class A	300	7,905
*	Geospace Technologies Corp.	3,600	31,500
*	Helix Energy Solutions Group, Inc.	125,835	444,198
	Helmerich & Payne, Inc.	27,674	794,244
	HollyFrontier Corp.	37,478	1,317,727
	Kinder Morgan, Inc.	123,360	2,141,530
*	Liberty Oilfield Services, Inc., Class A	99,757	1,207,060
	Marathon Petroleum Corp.	42,969	3,083,026
*	Nabors Industries Ltd.	1,666	172,448
*	Natural Gas Services Group, Inc.	3,000	32,310
*	Newpark Resources, Inc.	88,168	312,996
*	NexTier Oilfield Solutions, Inc.	94,851	571,003
	NOV, Inc.	201,825	3,313,967
*	Oceaneering International, Inc.	78,931	1,028,471
#*	Oil States International, Inc.	38,178	239,376
	ONEOK, Inc.	20,927	1,269,850
	Patterson-UTI Energy, Inc.	79,336	790,187
*	PBF Energy, Inc., Class A	45,566	721,765
	Phillips 66	43,263	3,668,270
*	ProPetro Holding Corp.	57,896	608,487
*	Renewable Energy Group, Inc.	22,921	922,799
*	REX American Resources Corp.	2,581	248,886
*	RPC, Inc.	86,838	513,213
	Schlumberger NV	328,618	12,839,105
*	Select Energy Services, Inc., Class A	65,163	434,637
*	SilverBow Resources, Inc.	4,800	111,792
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	37,239
*	Technip Energies NV, ADR	25,903	394,503
*	TechnipFMC PLC	258,930	1,680,456
#*	Teekay Tankers Ltd., Class A	7,837	83,621
*	TETRA Technologies, Inc.	35,998	105,474
#	Texas Pacific Land Corp.	2,022	2,173,650
*	Transocean Ltd.	71,603	225,549
*	U.S. Silica Holdings, Inc.	10,175	97,171
	Valero Energy Corp.	53,864	4,469,096
*	Weatherford International PLC	5,539	166,170
	World Fuel Services Corp.	14,851	418,947
TOTAL ENERGY			62,082,308
FINANCIALS — (15.5%)
	1st Source Corp.	11,484	572,822
	ACNB Corp.	674	21,831

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Affiliated Managers Group, Inc.	19,859	$2,903,584
	Aflac, Inc.	160,301	10,070,109
*	Alleghany Corp.	4,130	2,742,320
	Allegiance Bancshares, Inc.	7,415	326,482
	Allstate Corp.	117,996	14,238,577
	Ally Financial, Inc.	129,270	6,168,764
	A-Mark Precious Metals, Inc.	6,249	386,813
*	Ambac Financial Group, Inc.	20,291	287,523
	Amerant Bancorp, Inc.	2,925	99,450
	American Equity Investment Life Holding Co.	58,923	2,424,092
	American Express Co.	104,945	18,871,210
	American Financial Group, Inc.	34,404	4,482,153
	American International Group, Inc.	128,955	7,447,151
	American National Bankshares, Inc.	1,300	49,140
	American National Group, Inc.	8,809	1,663,051
	Ameriprise Financial, Inc.	41,182	12,532,094
	Ameris Bancorp	18,224	898,625
	AMERISAFE, Inc.	13,084	687,172
	AmeriServ Financial, Inc.	3,000	12,870
	Ames National Corp.	512	12,457
	Aon PLC, Class A	38,112	10,535,681
	Apollo Global Management, Inc.	97,074	6,795,180
*	Arch Capital Group Ltd.	109,663	5,079,590
	Ares Management Corp., Class A	16,927	1,349,420
	Argo Group International Holdings Ltd.	22,504	1,277,777
	Arrow Financial Corp.	1,864	65,948
	Arthur J Gallagher & Co.	39,426	6,226,942
	Artisan Partners Asset Management, Inc., Class A	20,380	880,620
*	AssetMark Financial Holdings, Inc.	14,527	348,503
	Associated Banc-Corp.	59,848	1,430,367
	Associated Capital Group, Inc., Class A	670	30,083
	Assurant, Inc.	18,171	2,771,259
	Assured Guaranty Ltd.	36,145	1,926,167
*	Atlantic Capital Bancshares, Inc.	4,603	138,642
	Atlantic Union Bankshares Corp.	19,303	786,018
*	Atlanticus Holdings Corp.	6,885	442,774
	Auburn National BanCorp, Inc.	400	13,496
	Axis Capital Holdings Ltd.	54,623	3,112,419
*	Axos Financial, Inc.	26,620	1,370,930
#	B. Riley Financial, Inc.	9,799	603,324
	Banc of California, Inc.	19,483	376,412
	BancFirst Corp.	11,358	851,282
*	Bancorp, Inc.	17,743	529,096
	Bank of America Corp.	441,396	20,366,011
	Bank of Hawaii Corp.	14,004	1,205,324
	Bank of Marin Bancorp	3,571	133,163
	Bank of New York Mellon Corp.	61,700	3,656,342
	Bank of NT Butterfield & Son Ltd.	9,036	331,169
	Bank of Princeton	708	21,481
#	Bank of South Carolina Corp.	350	7,035
	Bank OZK	32,500	1,522,625
	BankFinancial Corp.	1,550	16,709
	BankUnited, Inc.	36,351	1,517,654
	Bankwell Financial Group, Inc.	459	15,528
	Banner Corp.	14,810	919,849
	Bar Harbor Bankshares	1,356	41,412
*	Baycom Corp.	656	13,645
	Berkshire Hills Bancorp, Inc.	19,061	564,015
	BGC Partners, Inc., Class A	122,947	518,836

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BlackRock, Inc.	22,460	$18,483,232
	Blackstone, Inc.	71,008	9,370,926
*	Blucora, Inc.	3,816	61,896
	BOK Financial Corp.	21,201	2,174,163
*	Bridgewater Bancshares, Inc.	1,630	28,998
*	Brighthouse Financial, Inc.	35,415	1,928,347
	BrightSphere Investment Group, Inc.	13,581	293,078
	Brookline Bancorp, Inc.	33,400	571,140
	Brown & Brown, Inc.	70,566	4,677,114
#*	BRP Group, Inc., Class A	2,578	78,681
	Business First Bancshares, Inc.	925	25,391
	Byline Bancorp, Inc.	12,751	331,526
	C&F Financial Corp.	202	10,336
	Cadence Bank	62,643	1,952,582
	Cambridge Bancorp	1,038	92,943
	Camden National Corp.	4,050	201,123
*	Cannae Holdings, Inc.	15,701	468,989
	Capital City Bank Group, Inc.	2,327	64,365
	Capital One Financial Corp.	89,764	13,171,072
	Capitol Federal Financial, Inc.	62,311	693,521
	Capstar Financial Holdings, Inc.	2,354	50,493
	Cathay General Bancorp	31,475	1,421,411
	Cboe Global Markets, Inc.	16,943	2,008,254
	CBTX, Inc.	3,895	114,630
	Central Pacific Financial Corp.	7,522	218,890
	Central Valley Community Bancorp	1,512	33,869
#	CF Bankshares, Inc.	1,038	21,092
	Charles Schwab Corp.	145,789	12,785,695
	Chemung Financial Corp.	900	41,247
	Chubb Ltd.	72,820	14,365,930
	Cincinnati Financial Corp.	33,505	3,947,894
	Citigroup, Inc.	281,027	18,300,478
	Citizens & Northern Corp.	1,544	38,785
	Citizens Financial Group, Inc.	57,711	2,970,385
*	Citizens, Inc.	4,745	22,539
	City Holding Co.	5,664	454,309
	Civista Bancshares, Inc.	2,072	49,956
	CME Group, Inc.	14,925	3,425,287
	CNA Financial Corp.	13,819	634,430
	CNB Financial Corp.	2,020	53,954
	CNO Financial Group, Inc.	7,390	184,307
*	Coastal Financial Corp.	1,753	84,880
	Codorus Valley Bancorp, Inc.	849	18,406
	Cohen & Steers, Inc.	13,400	1,119,302
	Colony Bankcorp, Inc.	989	16,665
	Columbia Banking System, Inc.	18,781	653,015
*	Columbia Financial, Inc.	44,082	933,216
	Comerica, Inc.	19,842	1,840,941
	Commerce Bancshares, Inc.	27,819	1,917,007
	Community Bank System, Inc.	15,227	1,087,512
	Community Financial Corp.	92	3,643
	Community Trust Bancorp, Inc.	5,088	224,839
	Community West Bancshares	1,400	19,516
	ConnectOne Bancorp, Inc.	15,155	485,112
*	Consumer Portfolio Services, Inc.	2,632	31,189
	Cowen, Inc., Class A	8,579	271,783
	Crawford & Co., Class A	2,485	18,911
	Crawford & Co., Class B	3,005	22,748
*	Credit Acceptance Corp.	5,709	3,080,348

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	17,570	$2,477,546
#	Curo Group Holdings Corp.	7,060	101,170
*	Customers Bancorp, Inc.	15,155	883,536
	CVB Financial Corp.	34,296	755,541
	Diamond Hill Investment Group, Inc.	1,753	327,373
	Dime Community Bancshares, Inc.	17,175	600,438
	Discover Financial Services	82,450	9,543,587
	Donegal Group, Inc., Class A	14,292	205,090
*	Donnelley Financial Solutions, Inc.	13,002	483,934
	Eagle Bancorp, Inc.	13,350	800,600
	East West Bancorp, Inc.	37,101	3,203,300
#*	eHealth, Inc.	11,013	240,634
	Employers Holdings, Inc.	13,115	512,797
#*	Encore Capital Group, Inc.	14,337	924,736
*	Enova International, Inc.	17,477	703,974
*	Enstar Group Ltd.	9,703	2,572,071
	Enterprise Bancorp, Inc.	881	37,610
	Enterprise Financial Services Corp.	5,162	255,725
	Equitable Holdings, Inc.	180,568	6,074,308
	Equity Bancshares, Inc., Class A	500	16,030
#	Erie Indemnity Co., Class A	14,677	2,702,036
*	Esquire Financial Holdings, Inc.	910	31,368
	ESSA Bancorp, Inc.	1,868	32,970
	Essent Group Ltd.	48,964	2,234,717
	Evans Bancorp, Inc.	394	16,777
	Evercore, Inc., Class A	22,001	2,746,165
	Everest Re Group Ltd.	13,057	3,700,354
*	EZCORP, Inc., Class A	7,270	43,402
	FactSet Research Systems, Inc.	6,284	2,651,157
	Farmers & Merchants Bancorp, Inc.	657	20,755
	Farmers National Banc Corp.	1,526	26,629
	FB Financial Corp.	17,408	775,004
	Federal Agricultural Mortgage Corp., Class C	4,638	564,908
	Federated Hermes, Inc.	40,734	1,348,703
#*	FG Financial Group, Inc.	1,900	5,548
	Fidelity National Financial, Inc.	86,016	4,330,906
	Fifth Third Bancorp	45,834	2,045,571
	Financial Institutions, Inc.	3,311	106,747
	First American Financial Corp.	63,894	4,760,742
	First BanCorp	90,917	1,322,842
	First BanCorp	12,632	554,671
	First Bancorp, Inc.	1,624	52,195
	First Bancshares, Inc.	2,412	87,001
	First Bank	1,208	17,697
	First Busey Corp.	25,205	702,715
	First Business Financial Services, Inc.	1,369	46,108
	First Capital, Inc.	400	15,900
	First Citizens BancShares, Inc., Class A	2,816	2,193,889
	First Commonwealth Financial Corp.	38,311	634,430
	First Community Bankshares, Inc.	2,068	64,542
	First Community Corp.	1,506	31,837
	First Financial Bancorp	41,503	1,046,291
	First Financial Bankshares, Inc.	35,617	1,673,643
	First Financial Corp.	1,687	75,729
	First Financial Northwest, Inc.	1,300	21,593
	First Foundation, Inc.	16,008	418,609
	First Guaranty Bancshares, Inc.	665	13,712
	First Hawaiian, Inc.	47,843	1,356,349
	First Horizon Corp.	145,965	2,497,461

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	909	$45,686
#	First Interstate BancSystem, Inc., Class A	10,687	392,747
	First Merchants Corp.	14,025	595,081
	First Mid Bancshares, Inc.	350	14,403
	First Midwest Bancorp, Inc.	49,178	1,021,427
	First Northwest Bancorp	817	18,211
	First of Long Island Corp.	12,744	279,221
	First Republic Bank	19,458	3,377,714
	First Savings Financial Group, Inc.	714	18,807
	First U.S. Bancshares, Inc.	700	7,630
	First United Corp.	402	8,012
*	First Western Financial, Inc.	900	29,430
	FirstCash Holdings, Inc.	15,361	1,070,662
	Flagstar Bancorp, Inc.	31,741	1,436,280
	Flushing Financial Corp.	13,093	309,126
	FNB Corp.	120,154	1,552,390
	Franklin Financial Services Corp.	387	12,965
#	Franklin Resources, Inc.	64,285	2,055,191
	FS Bancorp, Inc.	1,212	40,263
	Fulton Financial Corp.	68,884	1,236,468
	GAMCO Investors, Inc., Class A	1,439	32,392
*	Genworth Financial, Inc., Class A	310,878	1,212,424
#	German American Bancorp, Inc.	7,528	298,109
	Glacier Bancorp, Inc.	38,997	2,025,114
#	Glen Burnie Bancorp	300	3,612
	Global Indemnity Group LLC, Class A	1,893	49,256
	Globe Life, Inc.	30,289	3,098,565
	Goldman Sachs Group, Inc.	74,542	26,438,557
	Great Southern Bancorp, Inc.	5,348	317,350
	Great Western Bancorp, Inc.	13,347	412,155
*	Green Dot Corp., Class A	22,267	706,087
	Greene County Bancorp, Inc.	3,316	125,278
	Greenhill & Co., Inc.	3,044	50,774
#*	Greenlight Capital Re Ltd., Class A	12,078	87,445
	Guaranty Bancshares, Inc.	581	20,649
	Guaranty Federal Bancshares, Inc.	101	3,293
	Hamilton Lane, Inc., Class A	7,221	653,212
	Hancock Whitney Corp.	18,226	960,875
	Hanmi Financial Corp.	1,858	49,943
	Hanover Insurance Group, Inc.	20,422	2,817,419
	HarborOne Bancorp, Inc.	17,022	241,712
	Hartford Financial Services Group, Inc.	122,190	8,781,795
	Hawthorn Bancshares, Inc.	660	16,830
	HCI Group, Inc.	3,180	215,827
	Heartland Financial USA, Inc.	16,470	856,934
#	Hennessy Advisors, Inc.	1,267	13,145
	Heritage Commerce Corp.	16,589	206,699
	Heritage Financial Corp.	12,193	295,802
	Heritage Insurance Holdings, Inc.	5,231	32,589
	Hilltop Holdings, Inc.	10,662	352,166
	Hingham Institution For Savings	221	85,710
*	HMN Financial, Inc.	600	14,550
	Home Bancorp, Inc.	196	7,615
	Home BancShares, Inc.	56,950	1,341,742
	HomeStreet, Inc.	7,599	370,451
	HomeTrust Bancshares, Inc.	2,385	74,245
	Hope Bancorp, Inc.	47,320	792,610
	Horace Mann Educators Corp.	20,657	785,173
	Horizon Bancorp, Inc.	18,244	389,145

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Houlihan Lokey, Inc.	17,724	$1,883,707
	Huntington Bancshares, Inc.	79,496	1,197,210
#	IF Bancorp, Inc.	1,300	33,540
	Independence Holding Co.	2,412	137,363
	Independent Bank Corp.	14,596	1,231,173
	Independent Bank Corp.	6,401	156,696
	Independent Bank Group, Inc.	11,179	848,710
	Interactive Brokers Group, Inc., Class A	10,638	725,405
	Intercontinental Exchange, Inc.	24,428	3,094,050
	International Bancshares Corp.	24,898	1,046,463
	Invesco Ltd.	120,175	2,723,165
	Investar Holding Corp.	440	8,457
	Investors Bancorp, Inc.	91,862	1,499,188
	Investors Title Co.	67	13,399
	James River Group Holdings Ltd.	21,155	599,110
	Janus Henderson Group PLC	73,993	2,730,342
	JPMorgan Chase & Co.	425,455	63,222,613
	Kearny Financial Corp.	33,320	431,161
	Kemper Corp.	36,214	2,172,116
	KeyCorp	101,323	2,539,154
	Kingstone Cos., Inc.	1,394	7,555
	Kinsale Capital Group, Inc.	5,810	1,163,859
	KKR & Co., Inc.	73,499	5,230,189
	Lake Shore Bancorp, Inc.	663	9,786
	Lakeland Bancorp, Inc.	20,224	382,840
#	Lakeland Financial Corp.	7,937	634,404
	Landmark Bancorp, Inc.	501	14,279
	Lazard Ltd., Class A	51,532	2,248,856
	LCNB Corp.	917	18,386
*	LendingClub Corp.	36,786	690,105
*	LendingTree, Inc.	2,645	322,267
	Level One Bancorp, Inc.	511	20,246
*	Limestone Bancorp, Inc.	1,000	19,040
	Lincoln National Corp.	63,698	4,457,586
	Live Oak Bancshares, Inc.	12,621	742,872
	Loews Corp.	5,495	327,832
	LPL Financial Holdings, Inc.	35,900	6,186,288
	Luther Burbank Corp.	1,713	21,978
	M&T Bank Corp.	11,234	1,902,815
	Macatawa Bank Corp.	3,313	29,950
	Magyar Bancorp, Inc.	1,343	16,103
*	Maiden Holdings Ltd.	26,869	74,965
*	MainStreet Bancshares, Inc.	515	12,921
*	Malvern Bancorp, Inc.	515	7,962
*	Markel Corp.	1,821	2,244,820
	MarketAxess Holdings, Inc.	6,426	2,213,628
	Marsh & McLennan Cos., Inc.	55,844	8,579,872
*	MBIA, Inc.	3,063	41,871
	Mercantile Bank Corp.	3,791	145,840
	Merchants Bancorp	19,746	575,596
	Mercury General Corp.	35,359	1,932,723
	Meridian Corp.	1,050	37,013
	Meta Financial Group, Inc.	11,998	713,401
	MetLife, Inc.	124,338	8,338,106
*	Metropolitan Bank Holding Corp.	2,400	240,000
	MGIC Investment Corp.	147,516	2,239,293
#	Mid Penn Bancorp, Inc.	810	24,179
	Middlefield Banc Corp.	954	24,399
	Midland States Bancorp, Inc.	6,651	192,014

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MidWestOne Financial Group, Inc.	1,531	$48,885
	Moelis & Co., Class A	24,951	1,408,983
	Moody's Corp.	26,783	9,186,569
	Morgan Stanley	203,317	20,848,125
	Morningstar, Inc.	11,925	3,427,364
*	Mr Cooper Group, Inc.	33,693	1,352,774
	MSCI, Inc.	11,059	5,928,951
	MVB Financial Corp.	945	37,819
	Nasdaq, Inc.	16,062	2,878,471
	National Bank Holdings Corp., Class A	12,016	545,526
	National Bankshares, Inc.	507	18,222
	National Western Life Group, Inc., Class A	1,264	270,332
	Navient Corp.	103,670	1,806,968
	NBT Bancorp, Inc.	8,704	336,671
	Nelnet, Inc., Class A	13,645	1,207,992
	New York Community Bancorp, Inc.	184,824	2,155,048
*	NI Holdings, Inc.	962	18,567
*	Nicholas Financial, Inc.	2,510	26,983
*	Nicolet Bankshares, Inc.	3,267	304,125
*	NMI Holdings, Inc., Class A	40,576	1,003,850
	Northeast Bank	1,100	40,172
	Northern Trust Corp.	28,610	3,337,070
	Northfield Bancorp, Inc.	23,216	365,884
	Northrim BanCorp, Inc.	383	16,829
	Northwest Bancshares, Inc.	62,183	877,402
	Norwood Financial Corp.	600	16,680
#	Oak Valley Bancorp	817	14,739
	OceanFirst Financial Corp.	26,516	601,913
*	Ocwen Financial Corp.	3,051	111,911
	OFG Bancorp	19,192	531,043
	Ohio Valley Banc Corp.	243	7,169
	Old National Bancorp	62,245	1,140,951
	Old Point Financial Corp.	189	4,536
	Old Republic International Corp.	170,031	4,357,895
	Old Second Bancorp, Inc.	1,641	22,039
	OneMain Holdings, Inc.	57,480	2,969,417
*	Open Lending Corp., Class A	8,122	154,237
#	Oppenheimer Holdings, Inc., Class A	4,778	202,539
	Origin Bancorp, Inc.	5,668	242,137
	Orrstown Financial Services, Inc.	1,386	34,304
	Pacific Premier Bancorp, Inc.	22,240	850,680
	PacWest Bancorp	44,953	2,087,168
#*	Palomar Holdings, Inc.	7,865	414,879
#	Park National Corp.	5,221	707,237
	Parke Bancorp, Inc.	661	16,009
	Pathfinder Bancorp, Inc.	900	15,471
#	PCB Bancorp	653	14,686
	PCSB Financial Corp.	610	11,395
	Peapack-Gladstone Financial Corp.	2,215	81,601
	Penns Woods Bancorp, Inc.	853	20,881
#	PennyMac Financial Services, Inc.	10,313	646,625
	Peoples Bancorp of North Carolina, Inc.	1,287	36,680
	Peoples Bancorp, Inc.	6,928	229,663
	Peoples Financial Services Corp.	500	25,365
	People's United Financial, Inc.	71,928	1,393,965
	Pinnacle Financial Partners, Inc.	21,604	2,089,323
	Piper Sandler Cos.	7,407	1,142,308
	PJT Partners, Inc., Class A	4,492	311,385
#	Plumas Bancorp	646	24,206

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc.	20,167	$4,154,200
	Ponce Financial Group, Inc.	1,224	13,129
	Popular, Inc.	31,365	2,796,817
*	PRA Group, Inc.	19,003	883,639
	Preferred Bank	5,125	400,058
	Premier Financial Corp.	16,625	496,256
	Primerica, Inc.	19,688	3,038,646
	Primis Financial Corp.	1,339	19,898
	Principal Financial Group, Inc.	61,526	4,495,090
	ProAssurance Corp.	30,967	741,969
*	PROG Holdings, Inc.	18,130	721,755
	Progressive Corp.	97,794	10,626,296
	Prosperity Bancshares, Inc.	26,448	1,937,316
	Provident Bancorp, Inc.	1,077	19,472
	Provident Financial Holdings, Inc.	990	16,662
	Provident Financial Services, Inc.	31,560	762,805
	Prudential Bancorp, Inc.	879	12,306
	Prudential Financial, Inc.	77,746	8,674,121
	Pzena Investment Management, Inc., Class A	1,038	10,525
	QCR Holdings, Inc.	7,128	406,581
	Radian Group, Inc.	77,752	1,740,867
	Raymond James Financial, Inc.	48,816	5,168,150
	RBB Bancorp	2,496	67,367
	Regional Management Corp.	1,439	73,044
	Regions Financial Corp.	96,306	2,209,260
	Reinsurance Group of America, Inc.	21,490	2,467,697
	RenaissanceRe Holdings Ltd.	16,838	2,646,428
	Renasant Corp.	23,164	851,972
	Republic Bancorp, Inc., Class A	2,095	102,697
	Richmond Mutual BanCorp, Inc.	1,351	21,751
	Riverview Bancorp, Inc.	1,676	12,654
	RLI Corp.	20,377	2,135,102
	S&P Global, Inc.	28,162	11,693,426
	S&T Bancorp, Inc.	12,318	379,518
	Safety Insurance Group, Inc.	8,226	677,247
	Salisbury Bancorp, Inc.	800	44,432
	Sandy Spring Bancorp, Inc.	20,416	965,881
	SB Financial Group, Inc.	1,702	32,799
	Seacoast Banking Corp. of Florida	18,946	691,529
*	Security National Financial Corp., Class A	996	9,293
	SEI Investments Co.	48,837	2,862,337
	Selective Insurance Group, Inc.	26,664	2,103,790
#*	Selectquote, Inc.	8,462	62,534
	ServisFirst Bancshares, Inc.	16,346	1,387,285
	Shore Bancshares, Inc.	2,956	58,351
	Sierra Bancorp	1,779	47,197
	Signature Bank	9,397	2,862,608
	Silvercrest Asset Management Group, Inc., Class A	953	16,010
	Simmons First National Corp., Class A	41,068	1,174,545
*	SiriusPoint Ltd.	27,906	236,364
	SLM Corp.	138,971	2,548,728
	SmartFinancial, Inc.	900	24,129
	Sound Financial Bancorp, Inc.	200	8,746
	South State Corp.	29,372	2,479,291
*	Southern First Bancshares, Inc.	700	41,020
	Southern Missouri Bancorp, Inc.	700	38,710
	Southside Bancshares, Inc.	11,359	475,942
	Spirit of Texas Bancshares, Inc.	722	20,100
	State Auto Financial Corp.	17,321	895,496

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	State Street Corp.	31,595	$2,985,727
	Sterling Bancorp	66,877	1,758,196
*	Sterling Bancorp, Inc.	2,334	13,887
	Stewart Information Services Corp.	15,213	1,086,665
	Stifel Financial Corp.	29,988	2,246,101
#	Stock Yards Bancorp, Inc.	6,829	406,872
*	StoneX Group, Inc.	6,136	402,583
	Summit Financial Group, Inc.	488	13,625
	Summit State Bank	922	14,881
*	SVB Financial Group	12,707	7,419,617
	Synchrony Financial	279,993	11,924,902
	Synovus Financial Corp.	40,986	2,039,463
	T Rowe Price Group, Inc.	47,066	7,268,402
	Territorial Bancorp, Inc.	1,317	32,583
*	Texas Capital Bancshares, Inc.	19,486	1,221,772
	TFS Financial Corp.	49,800	865,524
	Timberland Bancorp, Inc.	618	17,168
	Tiptree, Inc.	5,883	72,890
	Tompkins Financial Corp.	5,586	444,422
	Towne Bank	16,159	507,069
	Travelers Cos., Inc.	85,116	14,144,577
	TriCo Bancshares	9,493	412,661
*	TriState Capital Holdings, Inc.	7,877	248,834
*	Triumph Bancorp, Inc.	9,377	820,300
	Truist Financial Corp.	83,260	5,230,393
	TrustCo Bank Corp. NY	14,125	478,838
	Trustmark Corp.	23,825	776,219
	U.S. Bancorp	47,390	2,757,624
	UMB Financial Corp.	19,051	1,875,571
	Umpqua Holdings Corp.	95,453	1,935,787
#	United Bancorp, Inc.	1,200	20,640
	United Bancshares, Inc.	300	9,123
	United Bankshares, Inc.	50,371	1,779,607
	United Community Banks, Inc.	32,621	1,154,457
	United Fire Group, Inc.	21,363	532,793
	United Insurance Holdings Corp.	21,600	87,264
	United Security Bancshares	3,542	29,009
	Unity Bancorp, Inc.	600	17,844
	Universal Insurance Holdings, Inc.	17,456	300,941
	Univest Financial Corp.	13,273	399,915
	Unum Group	104,966	2,664,037
	Valley National Bancorp	160,043	2,227,799
	Value Line, Inc.	245	14,450
	Veritex Holdings, Inc.	18,594	746,549
#	Victory Capital Holdings, Inc., Class A	9,334	304,942
	Virtu Financial, Inc., Class A	53,574	1,657,044
	Virtus Investment Partners, Inc.	3,246	849,413
#	Voya Financial, Inc.	62,238	4,229,694
	Walker & Dunlop, Inc.	19,179	2,539,491
	Washington Federal, Inc.	28,286	990,576
	Washington Trust Bancorp, Inc.	5,572	318,050
	Waterstone Financial, Inc.	8,901	181,758
	Webster Financial Corp.	35,358	2,008,688
	Wells Fargo & Co.	251,527	13,532,153
	WesBanco, Inc.	15,851	562,552
	West BanCorp, Inc.	2,622	77,401
	Westamerica BanCorp	9,110	529,109
	Western Alliance Bancorp	27,292	2,707,093
	Western New England Bancorp, Inc.	2,300	20,884

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	1,380	$1,436,525
	Willis Towers Watson PLC	24,666	5,770,857
	Wintrust Financial Corp.	20,536	2,013,966
#	WisdomTree Investments, Inc.	69,753	391,314
#*	World Acceptance Corp.	3,007	568,263
	WR Berkley Corp.	66,279	5,600,575
	WSFS Financial Corp.	24,165	1,265,763
	WVS Financial Corp.	100	1,545
	Zions Bancorp NA	36,532	2,477,600
TOTAL FINANCIALS			867,158,100
HEALTH CARE — (13.8%)
*	10X Genomics, Inc., Class A	3,860	371,602
#*	2seventy bio, Inc.	3,261	60,883
	Abbott Laboratories	96,878	12,348,070
	AbbVie, Inc.	269,102	36,837,373
*	ABIOMED, Inc.	7,070	2,091,801
*	Acadia Healthcare Co., Inc.	2,126	111,934
*	ACADIA Pharmaceuticals, Inc.	13,168	296,148
#*	Accuray, Inc.	46,485	169,670
††	Achillion Pharmaceuticals, Inc.	15,963	23,146
#*	Adaptive Biotechnologies Corp.	4,795	83,625
*	Adverum Biotechnologies, Inc.	12,221	20,165
*	Aeglea BioTherapeutics, Inc.	2,100	9,030
	Agilent Technologies, Inc.	46,247	6,443,132
#*	Agios Pharmaceuticals, Inc.	8,240	254,534
*	Akebia Therapeutics, Inc.	70,006	139,312
#*	Akero Therapeutics, Inc.	7,764	136,025
#*	Albireo Pharma, Inc.	3,349	95,413
#*	Alector, Inc.	9,268	146,990
*	Align Technology, Inc.	6,303	3,119,733
#*	Allakos, Inc.	5,521	37,322
#*	Allogene Therapeutics, Inc.	9,926	113,653
*	Allscripts Healthcare Solutions, Inc.	70,922	1,434,043
*	Alnylam Pharmaceuticals, Inc.	8,297	1,141,667
*	Amedisys, Inc.	6,299	850,995
	AmerisourceBergen Corp.	57,743	7,864,597
	Amgen, Inc.	87,600	19,897,464
#*	Amicus Therapeutics, Inc.	2,900	27,289
*	AMN Healthcare Services, Inc.	20,154	2,042,406
#*	Amneal Pharmaceuticals, Inc.	40,935	181,342
*	Amphastar Pharmaceuticals, Inc.	11,078	255,791
*	AnaptysBio, Inc.	12,900	412,413
*	AngioDynamics, Inc.	15,177	328,278
#*	ANI Pharmaceuticals, Inc.	589	23,807
*	Anika Therapeutics, Inc.	4,935	156,933
*	Annexon, Inc.	3,800	28,500
*	Antares Pharma, Inc.	87,391	294,508
	Anthem, Inc.	50,809	22,406,261
#*	Apollo Medical Holdings, Inc.	5,473	281,750
#*	Arcus Biosciences, Inc.	7,587	233,680
*	Arcutis Biotherapeutics, Inc.	2,908	43,940
#*	Ardelyx, Inc.	11,447	9,457
*	Arena Pharmaceuticals, Inc.	7,664	704,935
*	Artivion, Inc.	11,098	197,544
#*	Atara Biotherapeutics, Inc.	21,615	332,006
*	AtriCure, Inc.	7,571	496,960
#	Atrion Corp.	613	371,116
*	Avanos Medical, Inc.	19,966	604,171

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Avantor, Inc.	134,162	$5,008,267
#*	Avrobio, Inc.	4,993	9,686
*	AxoGen, Inc.	9,935	86,534
#*	Axonics, Inc.	11,260	534,062
	Becton Dickinson & Co.	20,678	5,255,107
*	BioDelivery Sciences International, Inc.	5,560	20,350
*	Biogen, Inc.	31,011	7,008,486
#*	Biohaven Pharmaceutical Holding Co. Ltd.	2,676	355,560
*	BioMarin Pharmaceutical, Inc.	25,090	2,223,727
*	Bio-Rad Laboratories, Inc., Class A	2,438	1,462,142
	Bio-Techne Corp.	6,195	2,331,860
#*	Bluebird Bio, Inc.	9,783	77,188
*	Blueprint Medicines Corp.	12,620	973,002
*	Boston Scientific Corp.	99,912	4,286,225
	Bristol-Myers Squibb Co.	313,352	20,333,411
	Bruker Corp.	45,795	3,049,947
*	Cara Therapeutics, Inc.	11,364	131,595
	Cardinal Health, Inc.	113,237	5,839,632
*	Cardiovascular Systems, Inc.	11,173	196,310
#*	Castlight Health, Inc., Class B	29,700	60,588
*	Catalent, Inc.	16,040	1,667,037
*	Catalyst Pharmaceuticals, Inc.	22,500	129,600
*	Celldex Therapeutics, Inc.	3,355	104,039
*	Centene Corp.	93,525	7,272,504
	Cerner Corp.	82,577	7,531,022
*	Change Healthcare, Inc.	39,030	768,110
*	Charles River Laboratories International, Inc.	6,597	2,175,427
	Chemed Corp.	2,171	1,018,004
*	ChemoCentryx, Inc.	1,925	51,763
*	Chimerix, Inc.	28,501	162,741
	Cigna Corp.	68,560	15,800,338
*	Codexis, Inc.	10,600	217,300
*	Collegium Pharmaceutical, Inc.	5,728	102,245
*	Computer Programs & Systems, Inc.	7,089	200,760
#	CONMED Corp.	8,123	1,117,562
	Cooper Cos., Inc.	6,571	2,617,229
*	Corcept Therapeutics, Inc.	6,953	130,508
*	CorVel Corp.	8,512	1,499,133
*	Covetrus, Inc.	45,154	815,933
*	Crinetics Pharmaceuticals, Inc.	2,525	47,697
#*	CRISPR Therapeutics AG	11,638	741,922
*	Cross Country Healthcare, Inc.	12,756	274,382
#*	Cue Biopharma, Inc.	13,497	99,743
*	Cumberland Pharmaceuticals, Inc.	1,705	5,729
#*	Cutera, Inc.	1,819	66,230
	CVS Health Corp.	249,508	26,575,097
#*	Cymabay Therapeutics, Inc.	8,753	26,084
*	CytomX Therapeutics, Inc.	3,708	17,057
	Danaher Corp.	60,232	17,213,703
*	DaVita, Inc.	27,629	2,994,155
#*	Deciphera Pharmaceuticals, Inc.	5,625	47,419
*	Denali Therapeutics, Inc.	10,695	365,983
	DENTSPLY SIRONA, Inc.	42,467	2,268,587
*	DexCom, Inc.	4,930	2,122,266
*	Eagle Pharmaceuticals, Inc.	2,161	99,276
*	Editas Medicine, Inc.	20,664	393,443
*	Edwards Lifesciences Corp.	60,841	6,643,837
#*	Eiger BioPharmaceuticals, Inc.	3,191	13,785
*	Elanco Animal Health, Inc.	88,665	2,308,837

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*»	Elanco Animal Health, Inc.	2,068	$0
*	Electromed, Inc.	2,300	29,785
	Eli Lilly & Co.	55,799	13,692,517
*	Emergent BioSolutions, Inc.	12,985	607,698
*	Enanta Pharmaceuticals, Inc.	8,794	522,539
	Encompass Health Corp.	5,411	335,698
#*	Endo International PLC	19,244	61,388
*	Envista Holdings Corp.	46,144	1,995,267
*	Enzo Biochem, Inc.	1,646	5,300
#*	Evolent Health, Inc., Class A	32,987	782,122
#*	Exact Sciences Corp.	3,483	265,962
*	Exelixis, Inc.	24,711	447,269
*	EyePoint Pharmaceuticals, Inc.	6,721	62,976
#*	Fate Therapeutics, Inc.	7,151	296,838
#*	FibroGen, Inc.	7,001	105,645
#*	Fluidigm Corp.	25,184	82,352
*	FONAR Corp.	776	12,051
*	Forma Therapeutics Holdings, Inc.	6,029	71,383
#*	Frequency Therapeutics, Inc.	1,936	10,396
#*	Fulcrum Therapeutics, Inc.	4,704	57,201
#*	G1 Therapeutics, Inc.	14,605	147,218
*	Generation Bio Co.	2,670	17,355
	Gilead Sciences, Inc.	266,491	18,302,602
*	Glaukos Corp.	4,803	255,712
#*	Global Blood Therapeutics, Inc.	4,426	127,690
*	Globus Medical, Inc., Class A	17,669	1,179,052
*	Great Elm Group, Inc.	393	731
#*	Guardant Health, Inc.	3,060	212,823
*	Haemonetics Corp.	14,275	690,196
*	Halozyme Therapeutics, Inc.	24,085	833,582
*	Hanger, Inc.	9,076	164,548
*	Harvard Bioscience, Inc.	3,317	19,305
#*	Health Catalyst, Inc.	9,032	269,605
*	HealthEquity, Inc.	26,202	1,400,235
*	HealthStream, Inc.	14,850	361,597
*	Henry Schein, Inc.	35,749	2,691,900
#*	Heron Therapeutics, Inc.	7,284	63,444
#*	Heska Corp.	2,685	369,402
*	Hologic, Inc.	90,720	6,372,173
*	Horizon Therapeutics PLC	18,312	1,709,059
	Humana, Inc.	24,190	9,494,575
*	ICU Medical, Inc.	10,531	2,246,894
*	Ideaya Biosciences, Inc.	3,250	53,852
*	IDEXX Laboratories, Inc.	4,139	2,099,715
*	Illumina, Inc.	8,419	2,936,716
#*	Inari Medical, Inc.	2,037	149,842
*	Incyte Corp.	23,300	1,731,889
*	InfuSystem Holdings, Inc.	2,116	31,952
*	Innoviva, Inc.	14,687	235,433
*	Inogen, Inc.	5,653	168,064
*	Insulet Corp.	4,651	1,153,448
*	Integer Holdings Corp.	12,489	979,262
*	Integra LifeSciences Holdings Corp.	18,336	1,187,073
#*	Intellia Therapeutics, Inc.	11,057	1,045,660
*	Intra-Cellular Therapies, Inc.	19,496	925,865
*	Intuitive Surgical, Inc.	19,317	5,489,505
#*	Invacare Corp.	17,436	39,231
*	Ionis Pharmaceuticals, Inc.	27,047	860,095
#*	Iovance Biotherapeutics, Inc.	33,866	563,869

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	IQVIA Holdings, Inc.	30,628	$7,500,797
*	iRadimed Corp.	1,652	65,783
*	iRhythm Technologies, Inc.	2,717	339,163
*	Ironwood Pharmaceuticals, Inc.	56,634	631,469
*	iTeos Therapeutics, Inc.	1,949	71,372
*	IVERIC bio, Inc.	21,365	297,828
*	Jazz Pharmaceuticals PLC	3,382	469,794
	Johnson & Johnson	409,987	70,636,660
*	Joint Corp.	1,721	93,003
*	Jounce Therapeutics, Inc.	30,124	225,328
*	Karuna Therapeutics, Inc.	6,892	765,426
*	Kezar Life Sciences, Inc.	300	3,954
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	77,947
#*	Krystal Biotech, Inc.	7,585	447,515
#*	Kura Oncology, Inc.	10,428	146,931
*	Kymera Therapeutics, Inc.	4,504	189,168
*	Laboratory Corp. of America Holdings	21,032	5,707,243
#*	Lannett Co., Inc.	400	612
*	Lantheus Holdings, Inc.	22,886	581,533
	LeMaitre Vascular, Inc.	5,455	230,801
*	LENSAR, Inc.	1,319	7,861
*	Lexicon Pharmaceuticals, Inc.	15,189	48,149
*	LHC Group, Inc.	7,898	980,142
*	Ligand Pharmaceuticals, Inc.	2,737	341,112
*	LivaNova PLC	13,536	1,016,689
*	MacroGenics, Inc.	13,803	170,467
*	Madrigal Pharmaceuticals, Inc.	4,322	248,861
#*	Marinus Pharmaceuticals, Inc.	2,161	22,042
*	Masimo Corp.	10,479	2,304,018
	McKesson Corp.	38,419	9,862,926
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	32,160	786,312
*	Medpace Holdings, Inc.	8,275	1,468,481
	Medtronic PLC	131,326	13,590,928
	Merck & Co., Inc.	210,029	17,113,163
*	Meridian Bioscience, Inc.	9,117	190,089
*	Merit Medical Systems, Inc.	17,637	977,972
#*	Merrimack Pharmaceuticals, Inc.	2,200	11,396
#*	Mersana Therapeutics, Inc.	5,538	26,416
#	Mesa Laboratories, Inc.	573	162,921
*	Mettler-Toledo International, Inc.	3,222	4,744,975
*	Mirati Therapeutics, Inc.	5,514	657,820
*	Moderna, Inc.	58,812	9,958,636
*	ModivCare, Inc.	3,946	457,460
#*	Molecular Templates, Inc.	3,072	9,462
*	Molina Healthcare, Inc.	25,689	7,462,141
*	Morphic Holding, Inc.	2,364	100,305
#*	Mustang Bio, Inc.	28,710	33,878
*	Myriad Genetics, Inc.	17,325	455,474
#*	NanoString Technologies, Inc.	3,269	113,500
#*	Natera, Inc.	8,947	632,106
	National Research Corp.	4,399	182,998
*	Natus Medical, Inc.	11,914	274,499
*	Nektar Therapeutics	25,605	284,728
*	Neogen Corp.	16,246	592,492
*	NeoGenomics, Inc.	28,513	642,683
*	Neurocrine Biosciences, Inc.	1,437	113,552
*	Nevro Corp.	3,326	218,518
#*	NextCure, Inc.	2,418	13,468

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	NextGen Healthcare, Inc.	28,664	$553,502
*	NGM Biopharmaceuticals, Inc.	7,438	117,595
#*	Novavax, Inc.	8,052	754,472
#*	Novocure Ltd.	7,457	511,923
*	NuVasive, Inc.	10,233	532,218
*	Omnicell, Inc.	9,633	1,446,299
#*	OPKO Health, Inc.	171,993	538,338
*	OptimizeRx Corp.	2,546	114,392
*	Option Care Health, Inc.	50,018	1,168,921
*	OraSure Technologies, Inc.	11,284	99,863
	Organon & Co.	45,296	1,445,395
*	OrthoPediatrics Corp.	900	42,561
	Owens & Minor, Inc.	34,940	1,470,625
*	Pacira BioSciences, Inc.	5,489	344,545
#*††	PDL BioPharma, Inc.	17,391	59,651
#*	PDS Biotechnology Corp.	5,700	33,972
*	Pennant Group, Inc.	2,661	44,226
#*	Penumbra, Inc.	3,786	855,674
	PerkinElmer, Inc.	31,544	5,430,930
	Perrigo Co. PLC	30,388	1,156,871
#*	Personalis, Inc.	7,670	87,361
	Pfizer, Inc.	314,539	16,573,060
#*	Phathom Pharmaceuticals, Inc.	1,653	27,770
	Premier, Inc., Class A	47,320	1,808,570
*	Prestige Consumer Healthcare, Inc.	9,997	564,331
#*	Pro-Dex, Inc.	1,452	36,707
*	Progyny, Inc.	9,662	391,311
#*	Protagonist Therapeutics, Inc.	8,401	246,065
*	Prothena Corp. PLC	14,364	489,525
	Psychemedics Corp.	600	4,296
#*	Quanterix Corp.	3,651	111,136
	Quest Diagnostics, Inc.	33,745	4,556,250
*	Quidel Corp.	9,803	1,013,238
*	R1 RCM, Inc.	52,691	1,252,992
*	RadNet, Inc.	11,558	297,618
*	RAPT Therapeutics, Inc.	1,537	33,230
*	Regeneron Pharmaceuticals, Inc.	17,484	10,640,588
*	REGENXBIO, Inc.	16,403	433,039
*	Repligen Corp.	7,789	1,544,870
*	Replimune Group, Inc.	12,671	251,266
	ResMed, Inc.	27,793	6,353,480
#*	Revance Therapeutics, Inc.	5,599	74,635
#*	Rhythm Pharmaceuticals, Inc.	8,744	64,793
*	Rigel Pharmaceuticals, Inc.	10,783	27,604
*	Rocket Pharmaceuticals, Inc.	10,114	168,297
#	Royalty Pharma PLC, Class A	7,473	298,995
*	Sage Therapeutics, Inc.	16,128	635,766
#*	Sangamo Therapeutics, Inc.	74,347	448,312
*	Sarepta Therapeutics, Inc.	809	57,900
*	Schrodinger, Inc.	2,054	58,231
*	Seagen, Inc.	9,210	1,238,837
*	SeaSpine Holdings Corp.	289	3,462
*	Sharps Compliance Corp.	10,800	72,900
*	Shockwave Medical, Inc.	3,170	459,555
*	SI-BONE, Inc.	4,400	86,680
#*	Sierra Oncology, Inc.	2,502	67,529
*	SIGA Technologies, Inc.	8,665	56,409
#	Simulations Plus, Inc.	1,301	55,319
*	Spectrum Pharmaceuticals, Inc.	36,562	25,641

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Spero Therapeutics, Inc.	1,266	$15,027
#*	SpringWorks Therapeutics, Inc.	7,926	441,320
*	STAAR Surgical Co.	904	65,739
	STERIS PLC	7,681	1,723,616
*	Stoke Therapeutics, Inc.	3,338	63,255
	Stryker Corp.	31,892	7,910,811
*	Supernus Pharmaceuticals, Inc.	4,453	137,375
*	Surface Oncology, Inc.	5,738	21,517
*	Surgalign Holdings, Inc.	7,852	5,418
*	Surmodics, Inc.	3,112	142,156
*	Sutro Biopharma, Inc.	6,100	65,148
*	Syndax Pharmaceuticals, Inc.	5,336	87,190
*	Syneos Health, Inc.	29,067	2,632,308
#*	Tactile Systems Technology, Inc.	2,940	46,364
*	Tandem Diabetes Care, Inc.	2,348	277,322
*	Taro Pharmaceutical Industries Ltd.	3,972	185,969
*	TCR2 Therapeutics, Inc.	4,873	16,276
#*	Teladoc Health, Inc.	23,142	1,775,223
	Teleflex, Inc.	6,548	2,031,124
	Thermo Fisher Scientific, Inc.	46,034	26,759,564
*	Tivity Health, Inc.	8,313	211,483
*	Travere Therapeutics, Inc.	5,712	157,080
*	Triple-S Management Corp.	7,807	280,974
#*	Twist Bioscience Corp.	3,283	195,076
	U.S. Physical Therapy, Inc.	3,880	375,468
#*	Ultragenyx Pharmaceutical, Inc.	7,815	546,503
*	United Therapeutics Corp.	3,086	622,971
	UnitedHealth Group, Inc.	184,748	87,306,362
	Utah Medical Products, Inc.	407	38,286
*	Vanda Pharmaceuticals, Inc.	9,558	144,899
#*	Vapotherm, Inc.	3,372	54,525
*	Veeva Systems, Inc., Class A	8,836	2,090,067
#*	Vericel Corp.	5,917	210,527
*	Vertex Pharmaceuticals, Inc.	33,912	8,242,312
	Viatris, Inc.	95,227	1,425,548
*	ViewRay, Inc.	28,435	123,692
#*	Viking Therapeutics, Inc.	15,705	58,266
*	Vir Biotechnology, Inc.	10,875	373,339
*	Vocera Communications, Inc.	4,090	323,151
*	Waters Corp.	11,045	3,535,725
#*	Xencor, Inc.	15,772	542,084
*	Xenon Pharmaceuticals, Inc.	5,473	148,428
*	Y-mAbs Therapeutics, Inc.	3,393	33,557
	Zimmer Biomet Holdings, Inc.	25,949	3,192,246
	Zoetis, Inc.	50,649	10,119,164
#*	Zogenix, Inc.	6,333	164,721
TOTAL HEALTH CARE			771,526,820
INDUSTRIALS — (12.0%)
	3M Co.	61,101	10,143,988
	AAON, Inc.	14,494	931,239
*	AAR Corp.	12,924	520,449
	ABM Industries, Inc.	38,714	1,613,987
*	Acacia Research Corp.	9,834	44,253
	ACCO Brands Corp.	47,108	383,459
	Acme United Corp.	500	16,500
	Acuity Brands, Inc.	10,503	2,011,640
	ADT, Inc.	173,002	1,313,085
#	Advanced Drainage Systems, Inc.	11,029	1,247,270

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AECOM	57,654	$3,985,621
#	Aerojet Rocketdyne Holdings, Inc.	21,792	840,953
*	AeroVironment, Inc.	5,825	331,559
	AGCO Corp.	28,817	3,377,352
	Air Lease Corp.	50,901	2,026,369
	Alamo Group, Inc.	4,755	669,742
	Albany International Corp., Class A	10,339	865,478
	Allegion PLC	25,848	3,172,325
	Allied Motion Technologies, Inc.	2,700	96,795
	Allison Transmission Holdings, Inc.	50,036	1,900,868
	Altra Industrial Motion Corp.	27,377	1,321,762
	AMERCO	8,183	4,983,038
#*	Ameresco, Inc., Class A	9,993	505,746
#*	American Superconductor Corp.	9,413	77,187
*	American Woodmark Corp.	3,600	215,748
	AMETEK, Inc.	29,818	4,078,208
	AO Smith Corp.	30,662	2,343,190
*	API Group Corp.	99,820	2,225,986
	Apogee Enterprises, Inc.	8,543	381,445
	Applied Industrial Technologies, Inc.	13,457	1,318,517
	ArcBest Corp.	5,840	516,490
	Arcosa, Inc.	8,448	394,184
	Argan, Inc.	6,356	236,125
*	Armstrong Flooring, Inc.	391	759
	Armstrong World Industries, Inc.	5,964	590,555
*	ASGN, Inc.	24,679	2,834,877
	Astec Industries, Inc.	8,909	563,851
*	Astronics Corp.	12,713	152,937
*	Astronics Corp., Class B	988	11,649
*	Atkore, Inc.	21,145	2,279,008
*	AZEK Co., Inc.	23,596	779,376
	AZZ, Inc.	10,432	496,355
	Barnes Group, Inc.	17,709	799,916
	Barrett Business Services, Inc.	4,200	268,800
*	Beacon Roofing Supply, Inc.	40,242	2,208,079
	BGSF, Inc.	2,055	27,969
*	Blue Bird Corp.	7,351	114,014
*	BlueLinx Holdings, Inc.	5,699	408,276
	Boise Cascade Co.	19,523	1,370,905
	Booz Allen Hamilton Holding Corp., Class A	69,477	5,330,970
	Brady Corp., Class A	5,547	288,000
*	BrightView Holdings, Inc.	39,495	524,099
	Brink's Co.	12,434	867,644
*	Builders FirstSource, Inc.	63,516	4,318,453
	BWX Technologies, Inc.	31,813	1,415,997
*	CACI International, Inc., Class A	10,561	2,613,425
	Canadian Pacific Railway Ltd.	7,287	520,292
	Carlisle Cos., Inc.	7,448	1,664,181
	Carrier Global Corp.	214,541	10,229,315
	Caterpillar, Inc.	71,630	14,437,743
*	CBIZ, Inc.	15,062	581,845
*	CECO Environmental Corp.	2,011	12,689
	CH Robinson Worldwide, Inc.	68,622	7,181,292
*	Chart Industries, Inc.	10,560	1,286,947
*	Cimpress PLC	6,614	444,593
	Cintas Corp.	23,927	9,368,138
*	CIRCOR International, Inc.	5,527	153,485
*	Civeo Corp.	1,011	21,807
#*	Clarivate PLC	72,475	1,192,938

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Colfax Corp.	40,538	$1,666,923
	Columbus McKinnon Corp.	10,361	448,424
	Comfort Systems USA, Inc.	21,453	1,926,050
*	Commercial Vehicle Group, Inc.	4,998	38,685
*	Construction Partners, Inc., Class A	13,366	350,724
*	Copart, Inc.	42,014	5,430,309
*	Cornerstone Building Brands, Inc.	34,775	512,931
*	CoStar Group, Inc.	70,618	4,954,559
*	Covenant Logistics Group, Inc.	3,969	86,207
*	CPI Aerostructures, Inc.	1,133	2,583
	CRA International, Inc.	3,712	315,743
	Crane Co.	19,929	2,062,851
	CSW Industrials, Inc.	2,666	295,926
	CSX Corp.	91,785	3,140,883
	Cummins, Inc.	29,775	6,576,702
	Curtiss-Wright Corp.	14,543	1,931,165
*	Daseke, Inc.	17,521	195,885
	Deere & Co.	55,172	20,766,741
	Deluxe Corp.	16,164	486,536
#*	Desktop Metal, Inc., Class A	2,998	12,262
*	DLH Holdings Corp.	1,775	33,299
	Donaldson Co., Inc.	43,607	2,427,166
	Douglas Dynamics, Inc.	9,728	355,364
	Dover Corp.	28,880	4,907,001
*	Ducommun, Inc.	4,599	201,206
*	DXP Enterprises, Inc.	8,736	249,413
*	Dycom Industries, Inc.	13,062	1,100,996
	Eastern Co.	406	9,691
	Eaton Corp. PLC	48,798	7,731,067
	EMCOR Group, Inc.	21,238	2,531,782
	Emerson Electric Co.	91,300	8,395,035
	Encore Wire Corp.	9,446	1,064,470
*	Energy Recovery, Inc.	15,444	302,394
	Enerpac Tool Group Corp.	19,790	353,251
	EnerSys	15,678	1,174,753
	Ennis, Inc.	7,441	140,858
	EnPro Industries, Inc.	7,949	834,804
	Equifax, Inc.	27,307	6,547,126
	ESCO Technologies, Inc.	10,261	818,623
*	Evoqua Water Technologies Corp.	33,587	1,360,273
	Expeditors International of Washington, Inc.	66,863	7,654,476
	Exponent, Inc.	11,722	1,113,356
	Fastenal Co.	120,564	6,833,567
	Federal Signal Corp.	20,957	817,742
	FedEx Corp.	29,688	7,299,092
	Flowserve Corp.	58,570	1,910,553
#*	Fluor Corp.	80,455	1,692,773
*	Forrester Research, Inc.	6,479	356,475
	Fortive Corp.	62,984	4,442,891
	Fortune Brands Home & Security, Inc.	25,524	2,403,595
	Forward Air Corp.	5,320	565,516
*	Franklin Covey Co.	1,000	46,810
	Franklin Electric Co., Inc.	16,186	1,404,945
#*	FTI Consulting, Inc.	11,305	1,648,382
#*	FuelCell Energy, Inc.	33,205	140,789
*	Gates Industrial Corp. PLC	50,501	781,250
	GATX Corp.	8,715	910,282
*	Gencor Industries, Inc.	1,295	14,478
*	Generac Holdings, Inc.	11,397	3,218,285

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	46,927	$9,953,217
	General Electric Co.	67,008	6,330,916
*	Gibraltar Industries, Inc.	8,289	454,237
	Global Industrial Co.	13,866	484,755
*	GMS, Inc.	21,337	1,092,028
	Gorman-Rupp Co.	10,775	432,185
	Graco, Inc.	41,968	3,045,198
	GrafTech International Ltd.	65,197	683,265
	Graham Corp.	400	4,936
	Granite Construction, Inc.	20,453	735,899
*	Great Lakes Dredge & Dock Corp.	24,151	330,627
#	Greenbrier Cos., Inc.	14,051	567,098
	Griffon Corp.	11,346	254,037
*	GXO Logistics, Inc.	18,810	1,527,560
	H&E Equipment Services, Inc.	18,812	783,144
*	Harsco Corp.	18,453	289,712
#	Healthcare Services Group, Inc.	25,268	459,625
	Heartland Express, Inc.	21,648	323,854
#	HEICO Corp.	7,421	1,012,150
	HEICO Corp., Class A	12,701	1,393,300
	Heidrick & Struggles International, Inc.	13,193	577,458
	Helios Technologies, Inc.	10,966	840,325
	Herc Holdings, Inc.	13,754	2,206,829
*	Hexcel Corp.	24,874	1,297,677
*	Hill International, Inc.	4,682	9,504
	Hillenbrand, Inc.	30,207	1,404,021
	HNI Corp.	17,939	752,362
	Honeywell International, Inc.	67,150	13,730,832
	Howmet Aerospace, Inc.	63,864	1,985,532
*	Hub Group, Inc., Class A	13,890	1,051,751
	Hubbell, Inc.	17,714	3,317,655
	Huntington Ingalls Industries, Inc.	15,881	2,972,923
	Hurco Cos., Inc.	600	19,326
*	Huron Consulting Group, Inc.	15,259	673,227
*	Huttig Building Products, Inc.	911	8,308
	Hyster-Yale Materials Handling, Inc.	4,600	206,494
*	IAA, Inc.	32,747	1,504,070
	ICF International, Inc.	11,598	1,094,735
	IDEX Corp.	13,064	2,814,508
*	IES Holdings, Inc.	5,100	251,430
	IHS Markit Ltd.	71,011	8,293,375
	Illinois Tool Works, Inc.	45,363	10,611,313
*	Infrastructure & Energy Alternatives, Inc.	2,600	23,452
	Ingersoll Rand, Inc.	45,622	2,564,413
	Insperity, Inc.	12,243	1,316,490
	Insteel Industries, Inc.	8,702	329,197
	Interface, Inc.	26,096	346,033
	ITT, Inc.	34,285	3,151,477
	Jacobs Engineering Group, Inc.	38,960	5,071,813
	JB Hunt Transport Services, Inc.	16,190	3,117,223
*	JELD-WEN Holding, Inc.	23,982	565,975
	John Bean Technologies Corp.	14,222	1,919,970
	Johnson Controls International PLC	74,963	5,447,561
	Kadant, Inc.	3,282	685,872
	Kaman Corp.	10,382	414,969
*	KAR Auction Services, Inc.	58,121	826,481
	KBR, Inc.	70,863	3,075,454
	Kelly Services, Inc., Class A	24,247	414,139
	Kennametal, Inc.	33,089	1,143,887

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kforce, Inc.	10,203	$700,640
	Kimball International, Inc., Class B	8,882	87,221
*	Kirby Corp.	7,937	517,334
	Knight-Swift Transportation Holdings, Inc.	35,735	2,021,886
	Korn Ferry	35,552	2,359,942
*	Kratos Defense & Security Solutions, Inc.	47,526	796,536
	L3Harris Technologies, Inc.	25,967	5,434,633
	Landstar System, Inc.	6,751	1,080,160
*	Lawson Products, Inc.	796	38,733
*	LB Foster Co., Class A	958	14,485
	Leidos Holdings, Inc.	63,161	5,649,751
	Lennox International, Inc.	8,078	2,291,082
	Lincoln Electric Holdings, Inc.	17,143	2,191,561
	Lindsay Corp.	2,870	362,337
	LSI Industries, Inc.	1,800	13,392
*	Lyft, Inc., Class A	60,049	2,313,087
*	Manitex International, Inc.	3,706	26,350
*	Manitowoc Co., Inc.	10,263	187,300
	ManpowerGroup, Inc.	26,050	2,731,863
	ManTech International Corp., Class A	16,529	1,194,055
	Marten Transport Ltd.	18,264	304,826
	Masco Corp.	36,846	2,333,457
*	Masonite International Corp.	5,689	564,576
#*	MasTec, Inc.	29,492	2,540,146
*	Matrix Service Co.	7,677	55,735
	Matthews International Corp., Class A	10,982	385,688
#	Maxar Technologies, Inc.	21,344	555,157
#*	Mayville Engineering Co., Inc.	2,139	24,534
	McGrath RentCorp	13,124	1,000,180
*	Mercury Systems, Inc.	21,123	1,202,321
*	Meritor, Inc.	23,978	552,693
*	Middleby Corp.	15,726	2,912,455
	Miller Industries, Inc.	3,368	105,991
	MillerKnoll, Inc.	21,051	812,990
*	Mistras Group, Inc.	3,871	26,013
	Moog, Inc., Class A	11,052	842,604
*	MRC Global, Inc.	40,563	300,572
	MSA Safety, Inc.	12,027	1,652,510
	MSC Industrial Direct Co., Inc., Class A	20,705	1,690,356
	Mueller Industries, Inc.	7,007	361,982
	Mueller Water Products, Inc., Class A	50,101	643,798
*	MYR Group, Inc.	7,511	706,259
	Nielsen Holdings PLC	236,314	4,456,882
*	NN, Inc.	16,998	64,762
	Nordson Corp.	10,528	2,448,181
	Northrop Grumman Corp.	31,489	11,647,781
*	Northwest Pipe Co.	1,100	31,207
*	NOW, Inc.	52,096	463,133
*	NV5 Global, Inc.	4,791	501,091
	nVent Electric PLC	59,476	2,057,275
	Old Dominion Freight Line, Inc.	13,358	4,033,181
#	Omega Flex, Inc.	391	55,506
#*	Orion Energy Systems, Inc.	5,000	16,100
	Oshkosh Corp.	23,164	2,636,295
	Otis Worldwide Corp.	54,344	4,642,608
	PACCAR, Inc.	103,673	9,640,552
*	PAM Transportation Services, Inc.	121	8,449
#	Park Aerospace Corp.	2,965	40,116
	Parker-Hannifin Corp.	25,335	7,854,103

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	3,500	$70,840
*	Parsons Corp.	51,875	1,579,594
	Pentair PLC	53,787	3,426,232
*	PGT Innovations, Inc.	11,092	210,637
	Pitney Bowes, Inc.	50,197	309,213
#*	Plug Power, Inc.	62,025	1,356,487
#	Powell Industries, Inc.	8,550	255,303
	Preformed Line Products Co.	500	30,320
	Primoris Services Corp.	18,591	478,160
*	Proto Labs, Inc.	5,189	260,384
*	Quad/Graphics, Inc.	7,409	32,896
	Quanex Building Products Corp.	7,566	164,863
	Quanta Services, Inc.	35,830	3,680,458
*	Radiant Logistics, Inc.	3,151	19,568
	Raytheon Technologies Corp.	170,851	15,409,052
*	RBC Bearings, Inc.	6,210	1,120,719
	Regal Rexnord Corp.	24,699	3,914,297
*	Resideo Technologies, Inc.	62,423	1,546,842
	Resources Connection, Inc.	10,502	183,050
	REV Group, Inc.	23,603	316,988
	Robert Half International, Inc.	58,498	6,625,483
	Rockwell Automation, Inc.	21,413	6,193,068
	Rollins, Inc.	42,419	1,308,626
	Roper Technologies, Inc.	12,285	5,370,511
*	RR Donnelley & Sons Co.	17,594	193,886
	Rush Enterprises, Inc., Class A	21,180	1,118,728
	Rush Enterprises, Inc., Class B	6,222	315,704
	Ryder System, Inc.	13,664	1,000,068
*	Saia, Inc.	5,800	1,648,824
	Schneider National, Inc., Class B	24,897	637,363
	Science Applications International Corp.	33,243	2,726,923
*	Sensata Technologies Holding PLC	42,595	2,443,249
	Shyft Group, Inc.	9,151	383,793
*	SiteOne Landscape Supply, Inc.	12,878	2,319,585
	Snap-on, Inc.	17,524	3,649,373
*	SP Plus Corp.	7,147	201,402
	Spirit AeroSystems Holdings, Inc., Class A	19,842	869,675
*	SPX Corp.	14,335	748,000
	SPX FLOW, Inc.	14,858	1,280,760
	Standex International Corp.	4,182	415,482
	Stanley Black & Decker, Inc.	20,915	3,652,805
	Steelcase, Inc., Class A	38,053	469,574
*	Sterling Construction Co., Inc.	12,473	316,939
#*	Sunrun, Inc.	37,594	974,812
#	Tecnoglass, Inc.	5,817	119,830
	Tennant Co.	5,214	402,364
	Terex Corp.	25,302	1,055,599
	Tetra Tech, Inc.	13,413	1,866,955
	Textainer Group Holdings Ltd.	32,786	1,205,869
	Textron, Inc.	56,280	3,830,417
*	Thermon Group Holdings, Inc.	12,145	208,287
	Timken Co.	24,186	1,615,625
*	Titan International, Inc.	19,800	193,050
*	Titan Machinery, Inc.	10,052	309,602
	Toro Co.	31,583	3,050,286
#*	TPI Composites, Inc.	10,362	125,069
	Trane Technologies PLC	30,237	5,234,025
*	Transcat, Inc.	923	87,602
*	TransDigm Group, Inc.	6,038	3,720,555

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	TransUnion	31,381	$3,236,009
*	Trex Co., Inc.	15,862	1,450,897
*	TriNet Group, Inc.	31,398	2,675,110
#	Trinity Industries, Inc.	49,407	1,419,463
	Triton International Ltd.	40,227	2,430,515
*	TrueBlue, Inc.	19,940	530,404
*	Tutor Perini Corp.	27,914	332,177
*	Twin Disc, Inc.	3,200	36,832
#*	U.S. Xpress Enterprises, Inc., Class A	11,642	52,505
*	Uber Technologies, Inc.	96,639	3,614,299
	UFP Industries, Inc.	15,953	1,274,007
*	Ultralife Corp.	1,376	7,362
	UniFirst Corp.	5,617	1,067,736
	Union Pacific Corp.	3,656	894,075
	United Parcel Service, Inc., Class B	64,490	13,040,523
*	United Rentals, Inc.	23,892	7,648,307
*	Univar Solutions, Inc.	74,372	1,970,858
	Universal Logistics Holdings, Inc.	3,439	58,566
*	Upwork, Inc.	20,165	548,488
*	USA Truck, Inc.	1,300	24,531
	Valmont Industries, Inc.	6,567	1,426,549
*	Vectrus, Inc.	3,988	183,488
	Verisk Analytics, Inc.	53,470	10,487,071
*	Veritiv Corp.	2,463	229,256
*	Viad Corp.	2,443	92,028
*	Vicor Corp.	3,380	318,835
	VSE Corp.	5,608	289,261
	Wabash National Corp.	16,346	320,708
	Watsco, Inc.	9,071	2,563,102
	Watts Water Technologies, Inc., Class A	9,849	1,508,965
*	Welbilt, Inc.	29,523	701,171
	Werner Enterprises, Inc.	20,925	933,046
*	WESCO International, Inc.	27,404	3,340,274
	Westinghouse Air Brake Technologies Corp.	37,639	3,346,107
*	Willdan Group, Inc.	2,400	75,504
*	Willis Lease Finance Corp.	474	16,955
*	WillScot Mobile Mini Holdings Corp.	64,564	2,391,451
	Woodward, Inc.	13,450	1,483,131
	WW Grainger, Inc.	18,655	9,236,277
*	XPO Logistics, Inc.	23,810	1,575,508
	Xylem, Inc.	24,134	2,534,553
*	Yellow Corp.	4,100	42,804
	Zurn Water Solutions Corp.	33,915	1,035,764
TOTAL INDUSTRIALS			669,528,015
INFORMATION TECHNOLOGY — (24.0%)
	A10 Networks, Inc.	19,143	283,316
	Accenture PLC, Class A	88,943	31,448,466
*	ACI Worldwide, Inc.	38,080	1,308,810
*	Adobe, Inc.	52,437	28,017,089
	ADTRAN, Inc.	21,373	410,575
*	Advanced Micro Devices, Inc.	128,492	14,680,211
*	Agilysys, Inc.	5,872	223,488
*	Airgain, Inc.	869	8,299
*	Akamai Technologies, Inc.	10,100	1,156,955
*	Alarm.com Holdings, Inc.	11,920	888,874
*	Alithya Group, Inc., Class A	5,238	12,833
	Alliance Data Systems Corp.	21,777	1,503,484
#*	Altair Engineering, Inc., Class A	5,164	324,919

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alteryx, Inc., Class A	4,215	$240,550
	Amdocs Ltd.	34,245	2,598,853
	American Software, Inc., Class A	10,000	229,900
	Amkor Technology, Inc.	40,886	900,310
	Amphenol Corp., Class A	54,654	4,349,912
*	Amtech Systems, Inc.	2,892	25,970
	Analog Devices, Inc.	31,025	5,087,169
*	ANSYS, Inc.	8,869	3,015,549
#*	Appfolio, Inc., Class A	3,060	352,696
	Apple, Inc.	1,761,850	307,936,143
	Applied Materials, Inc.	136,989	18,929,140
*	Arista Networks, Inc.	53,004	6,588,927
*	Arlo Technologies, Inc.	29,474	256,129
*	Arrow Electronics, Inc.	26,059	3,231,316
*	Aspen Technology, Inc.	17,910	2,689,366
*	Asure Software, Inc.	1,020	7,395
*	Atlassian Corp. PLC, Class A	14,412	4,674,388
*	Autodesk, Inc.	30,251	7,556,397
	Automatic Data Processing, Inc.	64,607	13,320,025
*	Avalara, Inc.	9,130	1,000,831
*	Avaya Holdings Corp.	32,023	583,459
*	Aviat Networks, Inc.	3,288	95,418
*	Avid Technology, Inc.	10,113	317,144
	Avnet, Inc.	51,032	2,059,652
*	Aware, Inc.	500	1,445
*	Axcelis Technologies, Inc.	3,800	237,918
*	AXT, Inc.	2,116	15,849
	Azenta, Inc.	18,582	1,567,206
	Badger Meter, Inc.	4,664	471,857
	Bel Fuse, Inc., Class B	878	10,905
	Belden, Inc.	4,998	279,638
	Benchmark Electronics, Inc.	15,479	373,663
#*	Benefitfocus, Inc.	13,251	147,616
#*	Bill.Com Holdings, Inc.	7,944	1,495,140
*	Black Knight, Inc.	31,507	2,350,422
*	Blackbaud, Inc.	13,856	944,148
#*	Blackline, Inc.	7,119	654,023
*	Block, Inc., Class A	15,006	1,835,084
#*	BM Technologies, Inc.	501	4,729
*	Bottomline Technologies De, Inc.	13,906	784,159
*	Box, Inc., Class A	39,920	1,043,110
*	Brightcove, Inc.	4,594	43,321
	Broadcom, Inc.	71,170	41,697,080
	Broadridge Financial Solutions, Inc.	26,587	4,233,182
*	Cadence Design Systems, Inc.	31,008	4,717,557
*	CalAmp Corp.	12,829	76,204
*	Calix, Inc.	17,025	856,017
*	Cambium Networks Corp.	7,569	183,018
*	Cantaloupe, Inc.	4,100	34,440
*	Casa Systems, Inc.	49,890	221,013
	Cass Information Systems, Inc.	3,680	149,702
	CDK Global, Inc.	38,772	1,666,033
	CDW Corp.	23,351	4,414,507
#*	Cerence, Inc.	9,764	619,916
*	Ceridian HCM Holding, Inc.	17,681	1,340,573
*	CEVA, Inc.	3,835	144,464
*	ChannelAdvisor Corp.	7,802	164,934
*	Ciena Corp.	51,755	3,431,874
*	Cirrus Logic, Inc.	16,433	1,469,768

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cisco Systems, Inc.	525,520	$29,255,698
	Citrix Systems, Inc.	19,144	1,951,539
*	Clearfield, Inc.	2,900	186,963
*	ClearOne, Inc.	858	858
*	Cloudflare, Inc., Class A	4,401	424,256
	CMC Materials, Inc.	8,028	1,452,105
	Cognex Corp.	14,837	986,067
	Cognizant Technology Solutions Corp., Class A	97,526	8,330,671
*	Cognyte Software Ltd.	11,933	129,473
*	Coherent, Inc.	4,777	1,234,759
*	Cohu, Inc.	14,632	482,563
*	CommScope Holding Co., Inc.	55,901	524,910
*	CommVault Systems, Inc.	9,409	634,731
*	Computer Task Group, Inc.	2,600	23,166
	Comtech Telecommunications Corp.	16,490	335,242
	Concentrix Corp.	17,435	3,504,261
*	Conduent, Inc.	93,630	442,870
*	Consensus Cloud Solutions, Inc.	5,537	313,948
#*	Coupa Software, Inc.	2,543	341,449
*	Crowdstrike Holdings, Inc., Class A	5,896	1,065,053
	CSG Systems International, Inc.	13,407	761,115
*	CyberOptics Corp.	2,083	78,237
*	Daktronics, Inc.	27,724	135,848
*	Datadog, Inc., Class A	4,670	682,334
*	Dell Technologies, Inc., Class C	66,129	3,756,788
*	Digi International, Inc.	12,339	275,653
*	DocuSign, Inc.	7,161	900,639
	Dolby Laboratories, Inc., Class A	10,134	890,272
*	Dropbox, Inc., Class A	60,938	1,508,215
*	Duck Creek Technologies, Inc.	9,719	248,320
*	DXC Technology Co.	33,920	1,020,314
*	Dynatrace, Inc.	36,208	1,986,371
*	DZS, Inc.	4,045	59,219
#	Ebix, Inc.	7,750	235,523
*	eGain Corp.	5,400	55,782
*	Elastic NV	6,855	639,229
*	EMCORE Corp.	2,616	15,199
#*	Envestnet, Inc.	16,573	1,225,408
*	EPAM Systems, Inc.	5,611	2,671,622
*	ePlus, Inc.	9,684	445,173
*	Euronet Worldwide, Inc.	15,261	2,043,295
#*	Everbridge, Inc.	4,939	252,482
	EVERTEC, Inc.	23,630	1,031,213
*	Evo Payments, Inc., Class A	10,429	251,547
*	ExlService Holdings, Inc.	7,262	875,216
*	Extreme Networks, Inc.	27,934	354,482
*	F5, Inc.	16,825	3,493,206
*	Fabrinet	3,800	430,008
*	Fair Isaac Corp.	4,835	2,393,277
*	FARO Technologies, Inc.	4,029	218,815
	Fidelity National Information Services, Inc.	51,547	6,181,516
*	Fiserv, Inc.	56,859	6,009,996
*	Five9, Inc.	3,645	458,177
*	FleetCor Technologies, Inc.	19,087	4,547,669
*	Flex Ltd.	117,628	1,903,221
*	FormFactor, Inc.	21,305	910,576
*	Fortinet, Inc.	24,369	7,243,442
*	Frequency Electronics, Inc.	1,723	15,662
*	Gartner, Inc.	24,847	7,302,285

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Genasys, Inc.	2,697	$10,437
	Genpact Ltd.	63,703	3,169,224
	Global Payments, Inc.	26,199	3,926,706
*	Globant SA	8,114	2,070,531
*	GoDaddy, Inc., Class A	30,178	2,284,776
#*	GreenSky, Inc., Class A	5,549	58,542
*	GSI Technology, Inc.	2,247	9,932
*	GTY Technology Holdings, Inc.	5,400	27,270
#*	Guidewire Software, Inc.	11,462	1,155,828
	Hackett Group, Inc.	6,800	130,152
*	Harmonic, Inc.	23,729	255,324
	Hewlett Packard Enterprise Co.	256,118	4,182,407
	HP, Inc.	159,732	5,866,956
*	HubSpot, Inc.	3,943	1,927,338
*	I3 Verticals, Inc., Class A	3,815	88,279
*	Ichor Holdings Ltd.	4,111	174,389
*	Identiv, Inc.	2,402	46,407
*	Immersion Corp.	17,100	88,407
#*	Infinera Corp.	64,771	545,372
	Information Services Group, Inc.	10,339	66,790
*	Insight Enterprises, Inc.	15,003	1,412,532
	Intel Corp.	474,765	23,178,027
	InterDigital, Inc.	6,428	443,725
	International Business Machines Corp.	179,379	23,959,653
*	International Money Express, Inc.	13,736	219,913
*	Intevac, Inc.	1,900	10,716
	Intuit, Inc.	29,734	16,509,209
*	Iteris, Inc.	2,900	11,542
*	Itron, Inc.	15,418	955,916
	Jabil, Inc.	28,489	1,751,789
	Jack Henry & Associates, Inc.	22,652	3,801,232
#*	Jamf Holding Corp.	11,140	368,288
	Juniper Networks, Inc.	90,121	3,138,013
*	Key Tronic Corp.	334	2,044
*	Keysight Technologies, Inc.	30,280	5,111,870
*	Kimball Electronics, Inc.	1,207	23,887
	KLA Corp.	26,146	10,177,853
*	Knowles Corp.	36,203	767,866
	Kulicke & Soffa Industries, Inc.	16,980	928,636
*	KVH Industries, Inc.	1,119	10,071
*	Kyndryl Holdings, Inc.	35,875	605,570
	Lam Research Corp.	21,505	12,686,230
*	Lantronix, Inc.	3,255	23,534
*	Lattice Semiconductor Corp.	13,590	750,440
*	LGL Group, Inc.	400	4,160
*	Limelight Networks, Inc.	19,272	82,291
*	LiveRamp Holdings, Inc.	17,784	794,056
#*	Lumentum Holdings, Inc.	11,512	1,168,238
*	Luna Innovations, Inc.	6,774	49,382
*	Magnachip Semiconductor Corp.	3,441	61,215
*	Mandiant, Inc.	91,645	1,382,923
*	Manhattan Associates, Inc.	12,444	1,665,878
	Marvell Technology, Inc.	79,109	5,648,383
	Mastercard, Inc., Class A	125,721	48,576,080
	Maximus, Inc.	23,155	1,790,345
*	MaxLinear, Inc.	13,554	813,511
	Methode Electronics, Inc.	5,836	256,959
	Microsoft Corp.	509,491	158,441,511
*	Mimecast Ltd.	12,701	1,012,397

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Mitek Systems, Inc.	11,112	$181,903
	MKS Instruments, Inc.	6,884	1,069,292
#*	Model N, Inc.	3,029	83,782
*	Momentive Global, Inc.	18,413	315,415
*	MoneyGram International, Inc.	23,223	203,666
#*	MongoDB, Inc.	12,479	5,055,368
	Monolithic Power Systems, Inc.	7,104	2,862,415
	Motorola Solutions, Inc.	18,324	4,250,069
*	N-Able, Inc.	26,510	295,852
*	Napco Security Technologies, Inc.	5,808	120,748
	National Instruments Corp.	37,283	1,536,805
*	NCR Corp.	60,286	2,294,485
*	NeoPhotonics Corp.	13,287	204,088
	NetApp, Inc.	38,528	3,333,057
*	NETGEAR, Inc.	10,304	285,112
*	NetScout Systems, Inc.	33,294	1,050,426
*	New Relic, Inc.	11,476	1,206,587
#	NortonLifeLock, Inc.	88,965	2,313,980
*	Novanta, Inc.	5,473	755,821
#*	Nuance Communications, Inc.	52,781	2,916,150
	NVIDIA Corp.	213,193	52,202,438
*	Okta, Inc.	18,335	3,628,313
*	OneSpan, Inc.	9,289	149,181
*	Onto Innovation, Inc.	11,356	1,039,528
	Oracle Corp.	221,019	17,937,902
*	OSI Systems, Inc.	5,992	496,976
#*	PagerDuty, Inc.	13,458	444,383
*	Palantir Technologies, Inc., Class A	88,099	1,207,837
*	Palo Alto Networks, Inc.	4,034	2,087,192
#*	PAR Technology Corp.	1,359	50,963
	Paychex, Inc.	79,178	9,324,001
*	Paycom Software, Inc.	7,995	2,680,723
*	Paylocity Holding Corp.	8,247	1,682,223
*	PayPal Holdings, Inc.	100,548	17,288,223
	PC Connection, Inc.	8,318	360,585
	PC-Tel, Inc.	8,847	46,535
*	PDF Solutions, Inc.	6,000	178,380
	Pegasystems, Inc.	9,516	944,178
*	Perficient, Inc.	7,464	782,376
*	PFSweb, Inc.	1,693	19,791
*	Photronics, Inc.	20,910	373,871
#*	Ping Identity Holding Corp.	31,511	623,603
*	Pixelworks, Inc.	4,600	15,410
#*	Plantronics, Inc.	6,000	159,900
*	Plexus Corp.	5,981	463,647
	Power Integrations, Inc.	13,516	1,090,876
	Progress Software Corp.	20,683	941,283
*	PTC, Inc.	19,645	2,283,928
*	Pure Storage, Inc., Class A	48,262	1,278,460
#*	Q2 Holdings, Inc.	5,701	371,990
	QUALCOMM, Inc.	173,996	30,581,537
*	Qualys, Inc.	10,551	1,352,005
*	Rambus, Inc.	24,838	627,160
*	RF Industries Ltd.	1,338	9,660
*	Ribbon Communications, Inc.	44,248	199,116
	Richardson Electronics Ltd.	500	6,350
#*	Rimini Street, Inc.	8,000	41,200
*	RingCentral, Inc., Class A	3,191	563,180
*	Sailpoint Technologies Holdings, Inc.	17,435	674,560

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	salesforce.com, Inc.	58,386	$13,582,335
	Sapiens International Corp. NV	13,958	444,423
*	ScanSource, Inc.	10,387	323,867
#*	SecureWorks Corp., Class A	1,149	16,948
*	Semtech Corp.	10,248	728,633
*	ServiceNow, Inc.	8,494	4,975,615
#*	ShotSpotter, Inc.	2,086	55,008
*	SigmaTron International, Inc.	497	4,060
*	Silicon Laboratories, Inc.	8,571	1,415,843
*	Smartsheet, Inc., Class A	9,461	588,663
*	Smith Micro Software, Inc.	5,201	21,740
	SolarWinds Corp.	23,926	325,394
*	Splunk, Inc.	9,233	1,144,153
*	SPS Commerce, Inc.	6,903	854,937
#*	Squarespace, Inc., Class A	2,227	73,803
	SS&C Technologies Holdings, Inc.	52,452	4,189,341
*	StarTek, Inc.	1,400	7,126
*	Stratasys Ltd.	16,577	395,196
*	Super Micro Computer, Inc.	19,450	788,114
	Switch, Inc., Class A	23,997	615,043
*	Synaptics, Inc.	7,688	1,617,171
*	Synopsys, Inc.	15,028	4,666,194
	TD SYNNEX Corp.	23,345	2,441,187
	TE Connectivity Ltd.	3,794	542,580
*	Teledyne Technologies, Inc.	8,330	3,510,512
*	Teradata Corp.	35,140	1,417,548
	Teradyne, Inc.	39,378	4,624,159
*	Trade Desk, Inc., Class A	20,170	1,402,622
*	TransAct Technologies, Inc.	300	2,697
*	Trimble, Inc.	41,381	2,986,053
	TTEC Holdings, Inc.	16,398	1,313,316
#*	Turtle Beach Corp.	7,085	143,967
*	Twilio, Inc., Class A	10,932	2,253,304
*	Tyler Technologies, Inc.	6,196	2,935,665
#	Ubiquiti, Inc.	2,026	587,621
*	Unisys Corp.	13,340	243,455
	Universal Display Corp.	5,305	814,371
*	Upland Software, Inc.	5,855	114,758
*	Verint Systems, Inc.	22,732	1,166,834
*	VeriSign, Inc.	11,886	2,581,401
#*	Verra Mobility Corp.	44,350	702,504
#*	Viasat, Inc.	15,788	694,988
*	Viavi Solutions, Inc.	69,486	1,143,740
#	Visa, Inc., Class A	225,000	50,888,250
*	Vishay Precision Group, Inc.	335	10,730
	VMware, Inc., Class A	27,689	3,557,483
	Vontier Corp.	30,850	867,194
	Western Union Co.	71,151	1,345,465
*	WEX, Inc.	8,730	1,405,355
*	Workday, Inc., Class A	6,598	1,669,360
	Xerox Holdings Corp.	75,444	1,592,623
	Xilinx, Inc.	23,672	4,581,716
	Xperi Holding Corp.	11,148	188,067
*	Zebra Technologies Corp., Class A	4,490	2,285,949
*	Zendesk, Inc.	6,228	613,520
*	Zoom Video Communications, Inc., Class A	9,313	1,436,810
#*	Zscaler, Inc.	6,657	1,711,581
TOTAL INFORMATION TECHNOLOGY			1,338,958,830

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (3.1%)
	AdvanSix, Inc.	7,805	$328,512
*	AgroFresh Solutions, Inc.	3,791	7,506
	Albemarle Corp.	19,807	4,372,197
#*	Allegheny Technologies, Inc.	43,216	790,421
	Amcor PLC	339,473	4,077,071
	American Vanguard Corp.	18,721	283,998
	AptarGroup, Inc.	33,904	3,976,939
*	Arconic Corp.	23,424	724,504
	Ashland Global Holdings, Inc.	10,742	1,031,662
	Avery Dennison Corp.	28,380	5,829,820
	Avient Corp.	52,689	2,622,332
*	Axalta Coating Systems Ltd.	126,183	3,736,279
	Balchem Corp.	10,731	1,576,813
	Ball Corp.	79,409	7,710,614
*	Berry Global Group, Inc.	47,445	3,198,742
*	Bioceres Crop Solutions Corp.	1,600	20,256
	Celanese Corp.	12,772	1,988,728
	Chase Corp.	2,929	277,904
*	Clearwater Paper Corp.	3,528	111,555
*	Coeur Mining, Inc.	45,578	213,761
	Commercial Metals Co.	28,328	947,288
#	Compass Minerals International, Inc.	11,051	590,123
	Corteva, Inc.	102,453	4,925,940
	Crown Holdings, Inc.	53,890	6,165,016
	Dow, Inc.	75,887	4,532,730
	DuPont de Nemours, Inc.	66,663	5,106,386
	Eastman Chemical Co.	1,001	119,049
	Ecolab, Inc.	35,592	6,742,904
	Element Solutions, Inc.	107,178	2,405,074
*	Ferro Corp.	22,476	489,977
*»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	46,361	5,116,864
*	Forterra, Inc.	4,008	94,068
	FutureFuel Corp.	5,003	39,023
*	GCP Applied Technologies, Inc.	18,083	576,848
	Glatfelter Corp.	6,681	115,982
	Graphic Packaging Holding Co.	69,938	1,322,528
	Greif, Inc., Class A	8,896	526,287
	Greif, Inc., Class B	1,339	79,537
	Hawkins, Inc.	8,004	298,709
	HB Fuller Co.	22,634	1,624,442
	Hecla Mining Co.	203,037	1,007,064
	Huntsman Corp.	56,965	2,041,056
*	Ingevity Corp.	10,068	663,582
	Innospec, Inc.	11,478	1,066,995
	International Flavors & Fragrances, Inc.	40,166	5,298,699
	International Paper Co.	7,934	382,815
*	Intrepid Potash, Inc.	3,405	132,046
*	Koppers Holdings, Inc.	5,805	173,453
*	Kraton Corp.	10,965	508,557
	Kronos Worldwide, Inc.	25,736	369,312
#*	Livent Corp.	41,022	943,916
	Louisiana-Pacific Corp.	22,904	1,521,742
	Martin Marietta Materials, Inc.	6,116	2,379,858
	Materion Corp.	3,829	317,233
	Mercer International, Inc.	9,541	115,923
	Minerals Technologies, Inc.	8,295	580,401
	Mosaic Co.	26,756	1,068,902
	Myers Industries, Inc.	11,436	206,649

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Neenah, Inc.	3,136	$144,570
	NewMarket Corp.	4,416	1,492,917
	Newmont Corp.	43,771	2,677,472
	Northern Technologies International Corp.	2,004	27,054
	Packaging Corp. of America	15,442	2,326,028
	PPG Industries, Inc.	71,419	11,155,648
#	Quaker Chemical Corp.	2,069	432,773
*	Ranpak Holdings Corp.	36,015	967,363
*	Rayonier Advanced Materials, Inc.	6,300	39,249
	Reliance Steel & Aluminum Co.	28,052	4,288,590
	Royal Gold, Inc.	26,906	2,732,304
	RPM International, Inc.	24,608	2,180,515
	Ryerson Holding Corp.	10,703	219,411
	Schnitzer Steel Industries, Inc., Class A	14,549	569,448
	Scotts Miracle-Gro Co.	27,813	4,205,326
	Sealed Air Corp.	37,703	2,560,788
	Sensient Technologies Corp.	12,748	1,080,265
	Sherwin-Williams Co.	53,394	15,297,915
	Silgan Holdings, Inc.	48,162	2,156,694
	Sonoco Products Co.	41,200	2,333,568
	Steel Dynamics, Inc.	41,015	2,277,153
	Stepan Co.	9,824	1,082,212
*	Sylvamo Corp.	721	21,479
	TriMas Corp.	5,537	192,466
	Trinseo PLC	10,873	582,140
	Valvoline, Inc.	72,625	2,392,267
*	Venator Materials PLC	2,800	6,776
	Vulcan Materials Co.	16,633	3,165,426
	Westlake Chemical Corp.	10,076	993,997
	WestRock Co.	33,509	1,546,775
	Worthington Industries, Inc.	23,049	1,248,795
TOTAL MATERIALS			173,873,976
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	64,518	6,538,254
#	CTO Realty Growth, Inc.	707	41,423
#*	Cushman & Wakefield PLC	76,722	1,610,395
#	eXp World Holdings, Inc.	16,255	441,161
*	Five Point Holdings LLC, Class A	2,194	12,703
*	Forestar Group, Inc.	10,714	213,744
*	FRP Holdings, Inc.	513	28,974
*	Howard Hughes Corp.	13,802	1,329,271
	Indus Realty Trust, Inc.	610	47,916
*	Jones Lang LaSalle, Inc.	19,813	4,968,902
	Kennedy-Wilson Holdings, Inc.	10,259	230,417
*	Marcus & Millichap, Inc.	13,033	610,075
*	Maui Land & Pineapple Co., Inc.	7,404	72,929
	Newmark Group, Inc., Class A	56,992	872,548
*	Opendoor Technologies, Inc.	25,377	251,994
*	Rafael Holdings, Inc., Class B	781	3,233
	RE/MAX Holdings, Inc., Class A	6,670	198,499
*	Realogy Holdings Corp.	55,495	915,667
#*	Redfin Corp.	12,074	357,028
	RMR Group, Inc., Class A	4,376	140,076
	St. Joe Co.	3,317	160,908
*	Stratus Properties, Inc.	321	11,761
#*	Zillow Group, Inc., Class A	8,093	403,517

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Zillow Group, Inc., Class C	22,358	$1,128,632
TOTAL REAL ESTATE			20,590,027
UTILITIES — (0.7%)
	American States Water Co.	10,609	978,468
	American Water Works Co., Inc.	33,588	5,400,950
	Atmos Energy Corp.	19,160	2,054,335
#	Avangrid, Inc.	10,807	504,903
	Brookfield Renewable Corp., Class A	35,412	1,211,799
	California Water Service Group	19,575	1,215,412
	Chesapeake Utilities Corp.	3,028	412,444
	Clearway Energy, Inc., Class A	5,815	179,393
#	Clearway Energy, Inc., Class C	10,478	352,899
	Consolidated Edison, Inc.	31,905	2,758,187
	Consolidated Water Co. Ltd.	2,963	30,104
	Essential Utilities, Inc.	95,695	4,664,174
	Eversource Energy	63,884	5,716,979
	Genie Energy Ltd., Class B	2,902	14,597
	Global Water Resources, Inc.	1,296	19,907
	Macquarie Infrastructure Holdings LLC	8,296	29,949
	Middlesex Water Co.	5,025	508,731
	New Jersey Resources Corp.	48,614	1,954,769
	Northwest Natural Holding Co.	6,141	290,715
	ONE Gas, Inc.	9,392	731,543
#	Ormat Technologies, Inc.	34,429	2,346,681
*	Pure Cycle Corp.	1,310	16,794
	SJW Group	7,228	497,720
#	South Jersey Industries, Inc.	45,017	1,126,325
	Southwest Gas Holdings, Inc.	16,924	1,153,878
	Spire, Inc.	9,440	622,285
#*	Sunnova Energy International, Inc.	48,070	945,056
	UGI Corp.	40,695	1,845,518
	Unitil Corp.	2,002	93,974
	York Water Co.	1,961	89,069
TOTAL UTILITIES			37,767,558
TOTAL COMMON STOCKS			5,507,891,592
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	144,719
TOTAL INVESTMENT SECURITIES (Cost $3,427,482,938)			5,508,036,311

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	9,757,946	9,757,946
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	5,704,620	65,996,747
TOTAL INVESTMENTS — (100.0%)
(Cost $3,503,230,609)^^			$5,583,791,004

U.S. Sustainability Core 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$503,181,904	—	—	$503,181,904
Consumer Discretionary	754,622,842	—	$1,154	754,623,996
Consumer Staples	308,600,058	—	—	308,600,058
Energy	62,082,308	—	—	62,082,308
Financials	867,158,100	—	—	867,158,100
Health Care	771,444,023	—	82,797	771,526,820
Industrials	669,528,015	—	—	669,528,015
Information Technology	1,338,958,830	—	—	1,338,958,830
Materials	173,873,976	—	—	173,873,976
Real Estate	20,590,027	—	—	20,590,027
Utilities	37,767,558	—	—	37,767,558
Preferred Stocks
Industrials	144,719	—	—	144,719
Temporary Cash Investments	9,757,946	—	—	9,757,946
Securities Lending Collateral	—	$65,996,747	—	65,996,747
TOTAL	$5,517,710,306	$65,996,747	$83,951^	$5,583,791,004

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (4.1%)
*	AMC Networks, Inc., Class A	4,650	$198,230
	ATN International, Inc.	3,032	120,310
*	Audacy, Inc.	25,735	62,279
*	Ballantyne Strong, Inc.	2,277	6,831
*	Boston Omaha Corp., Class A	5,165	136,304
*	Cars.com, Inc.	9,128	142,214
*	comScore, Inc.	18,111	54,876
*	Consolidated Communications Holdings, Inc.	18,875	135,711
*	Cumulus Media, Inc., Class A	3,428	35,137
*	Daily Journal Corp.	264	85,533
*	DHI Group, Inc.	10,038	54,004
*	EchoStar Corp., Class A	6,558	155,359
*	Emerald Holding, Inc.	198	645
	Entravision Communications Corp., Class A	12,100	73,326
	EW Scripps Co., Class A	13,473	276,197
#*	Fluent, Inc.	8,675	13,880
*	Gaia, Inc.	2,180	16,001
*	Gannett Co., Inc.	25,615	124,489
	Gray Television, Inc.	13,602	283,602
*	Hemisphere Media Group, Inc.	2,724	17,679
*	iHeartMedia, Inc., Class A	5,695	114,754
*	IMAX Corp.	4,665	80,471
	John Wiley & Sons, Inc., Class A	6,246	316,985
*	Liberty Latin America Ltd., Class A	8,554	93,581
*	Liberty Latin America Ltd., Class C	32,562	351,995
*	Liberty Media Corp.-Liberty Formula One, Class A	3,428	187,854
*	Liberty Media Corp.-Liberty Formula One, Class C	20,057	1,208,033
*	Lions Gate Entertainment Corp., Class A	15,008	235,325
*	Lions Gate Entertainment Corp., Class B	24,260	353,711
*	Loyalty Ventures, Inc.	2,396	70,227
	Lumen Technologies, Inc.	117,521	1,452,560
#*	Madison Square Garden Entertainment Corp.	5,013	355,071
#*	Marcus Corp.	4,930	83,071
	News Corp., Class A	55,009	1,223,400
	News Corp., Class B	27,756	617,293
	Nexstar Media Group, Inc., Class A	5,409	894,540
*	QuinStreet, Inc.	5,800	93,322
*	Reading International, Inc., Class A	3,100	13,795
	Saga Communications, Inc., Class A	900	19,962
*	Salem Media Group, Inc.	3,530	11,367
	Scholastic Corp.	8,136	333,739
	Shenandoah Telecommunications Co.	8,648	196,915
	TEGNA, Inc.	36,705	710,609
	Telephone & Data Systems, Inc.	19,648	389,030
#*	Thryv Holdings, Inc.	836	27,112
*	Townsquare Media, Inc., Class A	1,569	20,679
*	TrueCar, Inc.	18,900	65,016
*	U.S. Cellular Corp.	6,251	191,406
*	Urban One, Inc.	4,894	21,999
*	Urban One, Inc.	1,927	10,483
*	WideOpenWest, Inc.	5,357	99,694
*	Yelp, Inc.	8,208	283,504

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	320	$33,619
TOTAL COMMUNICATION SERVICES			12,153,729
CONSUMER DISCRETIONARY — (15.2%)
*	1-800-Flowers.com, Inc., Class A	2,960	50,409
	Aaron's Co., Inc.	583	12,342
*	Abercrombie & Fitch Co., Class A	8,909	347,451
*	Academy Sports & Outdoors, Inc.	8,539	332,167
	Acushnet Holdings Corp.	10,383	484,886
*	Adient PLC	8,419	353,345
*	Adtalem Global Education, Inc.	12,698	373,575
*	American Axle & Manufacturing Holdings, Inc.	33,427	272,096
#	American Eagle Outfitters, Inc.	18,082	412,812
*	American Outdoor Brands, Inc.	4,900	81,242
*	American Public Education, Inc.	4,851	103,763
*	America's Car-Mart, Inc.	1,255	119,125
*	Asbury Automotive Group, Inc.	2,560	412,083
	Autoliv, Inc.	10,051	995,451
*	AutoNation, Inc.	11,331	1,235,079
*	Barnes & Noble Education, Inc.	9,000	54,180
	Bassett Furniture Industries, Inc.	2,027	37,621
*	Beazer Homes USA, Inc.	5,894	107,507
*	Bed Bath & Beyond, Inc.	7,676	124,658
	Big Lots, Inc.	5,548	232,517
*	Biglari Holdings, Inc., Class B	519	61,501
*	BJ's Restaurants, Inc.	3,131	94,212
*	Bluegreen Vacations Holding Corp.	1,737	52,058
	BorgWarner, Inc.	40,040	1,755,754
	Build-A-Bear Workshop, Inc.	3,093	55,179
	Caleres, Inc.	6,200	148,676
*	Capri Holdings Ltd.	4,188	251,573
	Carriage Services, Inc.	2,900	145,928
	Carrols Restaurant Group, Inc.	13,500	33,345
	Carter's, Inc.	228	21,231
	Cato Corp., Class A	4,000	66,080
*	Cavco Industries, Inc.	1,090	293,690
*	Century Casinos, Inc.	4,256	42,347
	Century Communities, Inc.	6,061	399,117
*	Charles & Colvard Ltd.	3,600	8,676
*	Chico's FAS, Inc.	17,440	82,142
*	Chuy's Holdings, Inc.	4,000	100,840
	Columbia Sportswear Co.	6,112	567,621
*	Conn's, Inc.	5,949	144,382
*	Container Store Group, Inc.	9,425	96,135
»††	Contra Zagg, Inc.	5,384	485
*	Cooper-Standard Holdings, Inc.	5,005	103,053
	Culp, Inc.	4,000	36,200
	Dana, Inc.	26,191	567,297
	Del Taco Restaurants, Inc.	4,290	53,496
*	Delta Apparel, Inc.	1,231	37,176
*	Designer Brands, Inc., Class A	8,972	118,161
#	Dick's Sporting Goods, Inc.	1,825	210,605
	Dillard's, Inc., Class A	1,692	429,294
*	Dorman Products, Inc.	3,408	319,091
*	Duluth Holdings, Inc., Class B	4,385	66,126
*	El Pollo Loco Holdings, Inc.	7,280	97,115
	Escalade, Inc.	2,040	29,172
	Ethan Allen Interiors, Inc.	4,602	116,016
*	Fiesta Restaurant Group, Inc.	5,300	50,191

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	1,729	$43,069
	Foot Locker, Inc.	17,267	771,490
*	Fossil Group, Inc.	10,434	115,713
	Franchise Group, Inc.	1,878	94,031
#*	Full House Resorts, Inc.	2,414	21,316
*	Funko, Inc., Class A	5,789	100,034
	Gap, Inc.	21,568	389,734
*	Genesco, Inc.	2,821	181,475
*	Gentherm, Inc.	663	57,940
*	G-III Apparel Group Ltd.	8,794	238,933
*	Goodyear Tire & Rubber Co.	39,454	817,881
*	GoPro, Inc., Class A	14,189	125,715
	Graham Holdings Co., Class B	715	425,511
*	Grand Canyon Education, Inc.	4,891	409,279
*	Green Brick Partners, Inc.	12,789	302,844
	Group 1 Automotive, Inc.	2,605	442,355
	Guess?, Inc.	8,357	192,378
	Harley-Davidson, Inc.	19,231	664,816
	Haverty Furniture Cos., Inc.	4,652	137,327
	Hibbett, Inc.	2,907	179,217
	Hooker Furnishings Corp.	2,075	45,733
*	Houghton Mifflin Harcourt Co.	4,700	84,647
*	iMedia Brands, Inc.	5,374	29,235
*	iRobot Corp.	3,151	206,454
	Johnson Outdoors, Inc., Class A	1,628	146,878
	KB Home	15,696	663,156
	Kohl's Corp.	24,600	1,468,866
*	Lakeland Industries, Inc.	2,662	55,955
*	Lands' End, Inc.	5,094	93,373
	Laureate Education, Inc., Class A	31,743	401,549
	La-Z-Boy, Inc.	7,975	292,762
#*	Lazydays Holdings, Inc.	2,255	36,621
	LCI Industries	2,772	341,427
	Lear Corp.	8,868	1,483,794
*	Legacy Housing Corp.	4,416	109,340
	Leggett & Platt, Inc.	2,429	96,796
*	LGI Homes, Inc.	2,733	340,286
	Lifetime Brands, Inc.	3,866	59,923
*	Lincoln Educational Services Corp.	5,804	39,757
	Lithia Motors, Inc.	3,648	1,065,690
*	LL Flooring Holdings, Inc.	5,136	74,164
	Macy's, Inc.	38,710	990,976
*	Malibu Boats, Inc., Class A	2,240	147,078
*	MarineMax, Inc.	3,782	177,981
	Marriott Vacations Worldwide Corp.	74	12,016
	MDC Holdings, Inc.	12,874	652,583
*	Modine Manufacturing Co.	10,379	94,968
*	Mohawk Industries, Inc.	8,972	1,416,410
*	Monarch Casino & Resort, Inc.	1,391	86,103
	Monro, Inc.	3,573	177,685
*	Motorcar Parts of America, Inc.	3,901	64,484
	Movado Group, Inc.	3,066	113,657
#*	National Vision Holdings, Inc.	1,126	46,031
*	Nautilus, Inc.	4,315	22,006
	Newell Brands, Inc.	53,170	1,234,076
*	ODP Corp.	8,329	368,392
#*	Ollie's Bargain Outlet Holdings, Inc.	5,530	265,108
#	OneWater Marine, Inc., Class A	700	36,197
	Oxford Industries, Inc.	1,837	151,350

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Patrick Industries, Inc.	2,650	$170,660
#*	Penn National Gaming, Inc.	13,801	629,464
	Penske Automotive Group, Inc.	13,166	1,338,061
*	Perdoceo Education Corp.	13,201	145,475
*	Playa Hotels & Resorts NV	28,980	221,117
	PulteGroup, Inc.	31,707	1,670,642
	PVH Corp.	11,618	1,103,826
	Qurate Retail, Inc., Class A	68,168	479,221
	Ralph Lauren Corp.	244	27,045
	RCI Hospitality Holdings, Inc.	1,296	90,552
*	Red Robin Gourmet Burgers, Inc.	2,129	31,403
	Rent-A-Center, Inc.	3,190	134,458
	Rocky Brands, Inc.	1,297	55,486
	Shoe Carnival, Inc.	3,639	124,308
	Signet Jewelers Ltd.	6,522	561,740
*	Skechers USA, Inc., Class A	11,753	493,626
*	Skyline Champion Corp.	2,457	165,454
	Sonic Automotive, Inc., Class A	3,132	159,763
*	Sportsman's Warehouse Holdings, Inc.	8,200	89,872
	Standard Motor Products, Inc.	3,888	186,119
*	Stoneridge, Inc.	3,103	58,554
	Strategic Education, Inc.	4,171	248,842
*	Strattec Security Corp.	1,038	39,330
*	Stride, Inc.	7,287	255,555
	Superior Group of Cos., Inc.	2,930	59,860
	Tapestry, Inc.	1,792	68,006
*	Taylor Morrison Home Corp.	21,908	672,357
*	Terminix Global Holdings, Inc.	10,758	464,100
	Thor Industries, Inc.	7,724	730,613
	Tile Shop Holdings, Inc.	6,519	43,091
	Tilly's, Inc., Class A	4,575	60,298
	Toll Brothers, Inc.	19,891	1,172,972
*	TravelCenters of America, Inc.	1,668	76,027
*	Tri Pointe Homes, Inc.	20,215	481,319
*	Unifi, Inc.	3,400	64,634
*	Universal Electronics, Inc.	2,525	89,612
*	Universal Technical Institute, Inc.	6,320	45,883
*	Urban Outfitters, Inc.	17,130	491,974
*	Vera Bradley, Inc.	6,400	52,416
*	VOXX International Corp.	4,213	46,554
	Weyco Group, Inc.	1,900	44,460
	Whirlpool Corp.	439	92,273
#	Winnebago Industries, Inc.	6,098	393,443
*	Zumiez, Inc.	5,060	227,447
TOTAL CONSUMER DISCRETIONARY			45,558,751
CONSUMER STAPLES — (4.0%)
	Andersons, Inc.	8,825	336,233
	Calavo Growers, Inc.	2,939	121,704
	Casey's General Stores, Inc.	4,466	838,759
*	Central Garden & Pet Co.	2,300	106,697
*	Central Garden & Pet Co., Class A	7,343	318,172
*	Darling Ingredients, Inc.	3,602	229,700
	Edgewell Personal Care Co.	9,310	426,398
*	Farmer Bros Co.	5,200	33,228
	Fresh Del Monte Produce, Inc.	7,738	215,349
#*	Grocery Outlet Holding Corp.	7,531	191,137
*	Hain Celestial Group, Inc.	7,585	277,080
#*	HF Foods Group, Inc.	4,587	31,834

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Hostess Brands, Inc.	21,620	$443,642
	Ingles Markets, Inc., Class A	2,403	184,863
	Inter Parfums, Inc.	1,555	153,898
	J M Smucker Co.	5,040	708,523
	J&J Snack Foods Corp.	1,609	244,069
*	Landec Corp.	5,752	61,834
*	Lifevantage Corp.	2,900	18,647
#	MGP Ingredients, Inc.	1,548	117,122
	Molson Coors Beverage Co., Class B	34,081	1,624,301
	Natural Grocers by Vitamin Cottage, Inc.	6,617	96,608
	Nature's Sunshine Products, Inc.	3,963	69,907
	Nu Skin Enterprises, Inc., Class A	7,665	369,376
	Oil-Dri Corp. of America	612	20,820
*	Post Holdings, Inc.	10,598	1,121,480
	PriceSmart, Inc.	4,000	285,640
#*	Rite Aid Corp.	10,287	109,145
*	Seneca Foods Corp., Class A	1,485	69,424
*	Simply Good Foods Co.	12,856	452,917
	SpartanNash Co.	6,855	168,427
	Spectrum Brands Holdings, Inc.	3,049	272,520
*	Sprouts Farmers Market, Inc.	15,186	412,148
	Tootsie Roll Industries, Inc.	6,301	213,919
*	TreeHouse Foods, Inc.	11,248	435,635
*	U.S. Foods Holding Corp.	14,801	521,883
*	United Natural Foods, Inc.	9,788	379,579
	Village Super Market, Inc., Class A	1,820	41,587
	Weis Markets, Inc.	4,612	277,827
*	Whole Earth Brands, Inc.	6,182	58,605
TOTAL CONSUMER STAPLES			12,060,637
ENERGY — (2.8%)
	Archrock, Inc.	35,434	299,063
	Brigham Minerals, Inc., Class A	7,981	172,709
*	ChampionX Corp.	21,666	485,318
*	Clean Energy Fuels Corp.	40,040	243,043
	CVR Energy, Inc.	10,887	212,623
*	Delek U.S. Holdings, Inc.	13,072	202,877
*	DMC Global, Inc.	1,986	80,115
*	Dril-Quip, Inc.	6,081	153,788
*	DTE Midstream LLC	8,334	430,868
*	Expro Group Holdings NV	9,573	149,913
*	Exterran Corp.	4,343	23,713
	Falcon Minerals Corp.	8,074	41,743
*	Forum Energy Technologies, Inc.	1,232	24,049
*	FTS International, Inc., Class A	1,699	44,769
*	Helix Energy Solutions Group, Inc.	30,691	108,339
	Helmerich & Payne, Inc.	16,258	466,605
	HollyFrontier Corp.	27,751	975,725
*	Liberty Oilfield Services, Inc., Class A	23,184	280,526
*	Nabors Industries Ltd.	1,389	143,775
	NACCO Industries, Inc., Class A	800	24,400
*	Natural Gas Services Group, Inc.	3,428	36,920
*	Newpark Resources, Inc.	21,372	75,871
*	NexTier Oilfield Solutions, Inc.	45,780	275,596
	NOV, Inc.	3,923	64,416
*	Oceaneering International, Inc.	12,885	167,892
*	Oil States International, Inc.	11,039	69,214
*	Overseas Shipholding Group, Inc., Class A	4,410	7,629
	Patterson-UTI Energy, Inc.	41,922	417,543

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	PBF Energy, Inc., Class A	21,491	$340,417
*	ProPetro Holding Corp.	17,514	184,072
*	Renewable Energy Group, Inc.	8,799	354,248
*	REX American Resources Corp.	1,148	110,702
*	RPC, Inc.	37,932	224,178
*	Select Energy Services, Inc., Class A	19,125	127,564
	Solaris Oilfield Infrastructure, Inc., Class A	4,372	33,708
*	Technip Energies NV, ADR	4,193	63,859
*	TechnipFMC PLC	60,261	391,094
*	TETRA Technologies, Inc.	16,190	47,437
*	Transocean Ltd.	73,941	232,914
*	U.S. Silica Holdings, Inc.	14,353	137,071
*	Weatherford International PLC	5,955	178,650
	World Fuel Services Corp.	7,400	208,754
TOTAL ENERGY			8,313,710
FINANCIALS — (29.0%)
	1st Source Corp.	3,813	190,192
	ACNB Corp.	381	12,341
	Alerus Financial Corp.	3,109	88,094
*	Alleghany Corp.	1,912	1,269,568
	Allegiance Bancshares, Inc.	6,784	298,700
	Amalgamated Financial Corp.	4,832	82,192
	A-Mark Precious Metals, Inc.	782	48,406
*	Ambac Financial Group, Inc.	12,000	170,040
	Amerant Bancorp, Inc.	4,028	136,952
	American Equity Investment Life Holding Co.	24,109	991,844
	American Financial Group, Inc.	4,659	606,975
	American National Bankshares, Inc.	3,483	131,657
	American National Group, Inc.	1,851	349,450
	Ameris Bancorp	11,692	576,533
	AMERISAFE, Inc.	1,990	104,515
	Ames National Corp.	1,467	35,692
	Apollo Global Management, Inc.	19,606	1,372,420
	Argo Group International Holdings Ltd.	5,171	293,609
	Arrow Financial Corp.	4,585	162,217
*	AssetMark Financial Holdings, Inc.	2,767	66,380
	Associated Banc-Corp.	23,404	559,356
	Associated Capital Group, Inc., Class A	306	13,739
	Assurant, Inc.	130	19,826
	Assured Guaranty Ltd.	10,225	544,890
*	Atlantic Capital Bancshares, Inc.	4,903	147,678
	Atlantic Union Bankshares Corp.	14,096	573,989
	Axis Capital Holdings Ltd.	10,823	616,695
*	Axos Financial, Inc.	6,130	315,695
	Banc of California, Inc.	11,839	228,729
	BancFirst Corp.	3,264	244,637
*	Bancorp, Inc.	8,702	259,494
	Bank of Marin Bancorp	2,756	102,771
	Bank of NT Butterfield & Son Ltd.	4,940	181,051
	Bank of Princeton	25	759
	Bank OZK	17,831	835,382
	BankFinancial Corp.	3,100	33,418
	BankUnited, Inc.	13,055	545,046
	Bankwell Financial Group, Inc.	797	26,963
	Banner Corp.	5,341	331,730
	Bar Harbor Bankshares	2,869	87,619
*	Baycom Corp.	1,527	31,762
	BCB Bancorp, Inc.	2,387	40,579

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	7,332	$216,954
	Blue Ridge Bankshares, Inc.	2,000	36,480
	BOK Financial Corp.	8,945	917,310
*	Bridgewater Bancshares, Inc.	2,992	53,228
*	Brighthouse Financial, Inc.	11,053	601,836
	Brookline Bancorp, Inc.	12,056	206,158
	Business First Bancshares, Inc.	3,594	98,655
	Byline Bancorp, Inc.	6,607	171,782
	C&F Financial Corp.	728	37,252
	Cadence Bank	24,444	761,919
	Cambridge Bancorp	700	62,678
	Camden National Corp.	2,799	138,998
*	Cannae Holdings, Inc.	12,965	387,265
	Capital Bancorp, Inc.	1,366	35,297
	Capital City Bank Group, Inc.	3,105	85,884
	Capitol Federal Financial, Inc.	21,300	237,069
	Capstar Financial Holdings, Inc.	3,908	83,827
*	Carter Bankshares, Inc.	4,201	64,653
	Cathay General Bancorp	10,982	495,947
	CBTX, Inc.	4,508	132,670
	Central Pacific Financial Corp.	5,022	146,140
	Central Valley Community Bancorp	1,568	35,123
	Chemung Financial Corp.	124	5,683
	Citizens & Northern Corp.	2,685	67,447
	City Holding Co.	1,775	142,373
	Civista Bancshares, Inc.	2,830	68,231
	CNA Financial Corp.	7,278	334,133
	CNB Financial Corp.	2,890	77,192
	Codorus Valley Bancorp, Inc.	1,949	42,254
	Columbia Banking System, Inc.	11,407	396,621
*	Columbia Financial, Inc.	3,658	77,440
	Comerica, Inc.	11,881	1,102,319
	Community Bank System, Inc.	1,981	141,483
	Community Financial Corp.	1,132	44,827
	Community Trust Bancorp, Inc.	3,121	137,917
	ConnectOne Bancorp, Inc.	5,891	188,571
*	Consumer Portfolio Services, Inc.	5,067	60,044
	Cowen, Inc., Class A	3,805	120,542
*	CrossFirst Bankshares, Inc.	7,329	113,306
*	Customers Bancorp, Inc.	4,291	250,165
	CVB Financial Corp.	19,055	419,782
	Dime Community Bancshares, Inc.	6,260	218,850
	Donegal Group, Inc., Class A	4,470	64,145
*	Donnelley Financial Solutions, Inc.	3,460	128,781
	Eagle Bancorp Montana, Inc.	1,400	31,920
	Eagle Bancorp, Inc.	4,536	272,024
*	eHealth, Inc.	454	9,920
#*	Elevate Credit, Inc.	7,023	20,648
	Employers Holdings, Inc.	5,582	218,256
#*	Encore Capital Group, Inc.	4,633	298,829
*	Enova International, Inc.	5,569	224,319
*	Enstar Group Ltd.	2,315	613,660
	Enterprise Bancorp, Inc.	1,700	72,573
	Enterprise Financial Services Corp.	5,013	248,344
	Equitable Holdings, Inc.	25,104	844,499
	Equity Bancshares, Inc., Class A	3,209	102,881
*	Esquire Financial Holdings, Inc.	631	21,751
	Essent Group Ltd.	14,201	648,134
	Evans Bancorp, Inc.	496	21,120

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Everest Re Group Ltd.	5,223	$1,480,198
*	EZCORP, Inc., Class A	11,400	68,058
	Farmers National Banc Corp.	4,131	72,086
	FB Financial Corp.	5,211	231,994
	Federal Agricultural Mortgage Corp., Class C	1,099	133,858
	Fidelity National Financial, Inc.	14,038	706,813
	Financial Institutions, Inc.	3,153	101,653
	First American Financial Corp.	14,743	1,098,501
	First BanCorp	30,391	442,189
	First BanCorp	4,827	211,954
	First Bancorp, Inc.	700	22,498
	First Bancshares, Inc.	3,443	124,189
	First Bank	3,522	51,597
	First Busey Corp.	8,235	229,592
	First Business Financial Services, Inc.	1,650	55,572
	First Citizens BancShares, Inc., Class A	688	536,007
	First Commonwealth Financial Corp.	13,593	225,100
	First Community Bankshares, Inc.	3,420	106,738
	First Community Corp.	600	12,684
	First Financial Bancorp	14,128	356,167
	First Financial Corp.	1,600	71,824
	First Foundation, Inc.	4,664	121,964
	First Hawaiian, Inc.	18,650	528,727
	First Horizon Corp.	73,264	1,253,547
	First Internet Bancorp	2,190	110,069
#	First Interstate BancSystem, Inc., Class A	6,247	229,577
	First Merchants Corp.	7,949	337,276
	First Mid Bancshares, Inc.	3,189	131,227
	First Midwest Bancorp, Inc.	16,767	348,251
	First Northwest Bancorp	1,286	28,665
	First of Long Island Corp.	4,840	106,044
*	First Western Financial, Inc.	1,176	38,455
	Flagstar Bancorp, Inc.	7,678	347,429
	Flushing Financial Corp.	5,806	137,080
	FNB Corp.	51,084	660,008
	FS Bancorp, Inc.	1,556	51,690
	Fulton Financial Corp.	23,776	426,779
*	FVCBankcorp, Inc.	585	11,817
*	Genworth Financial, Inc., Class A	67,960	265,044
	German American Bancorp, Inc.	2,736	108,346
	Glacier Bancorp, Inc.	1,276	66,263
	Global Indemnity Group LLC, Class A	1,156	30,079
	Globe Life, Inc.	12,656	1,294,709
	Great Southern Bancorp, Inc.	2,614	155,115
	Great Western Bancorp, Inc.	6,165	190,375
*	Green Dot Corp., Class A	1,177	37,323
*	Greenlight Capital Re Ltd., Class A	7,969	57,696
	Guaranty Bancshares, Inc.	880	31,275
	Hancock Whitney Corp.	11,857	625,101
	Hanmi Financial Corp.	5,806	156,065
	Hanover Insurance Group, Inc.	2,953	407,396
	HarborOne Bancorp, Inc.	9,406	133,565
	HBT Financial, Inc.	289	5,378
	Heartland Financial USA, Inc.	6,344	330,078
	Heritage Commerce Corp.	11,010	137,185
	Heritage Financial Corp.	6,181	149,951
	Heritage Insurance Holdings, Inc.	6,378	39,735
	Home Bancorp, Inc.	1,954	75,913
	Home BancShares, Inc.	22,111	520,935

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	3,600	$175,500
	Hope Bancorp, Inc.	18,697	313,175
	Horace Mann Educators Corp.	6,092	231,557
	Horizon Bancorp, Inc.	5,912	126,103
	Independence Holding Co.	842	47,952
	Independent Bank Corp.	5,710	481,638
	Independent Bank Corp.	4,107	100,539
	Independent Bank Group, Inc.	6,217	471,995
	International Bancshares Corp.	9,055	380,582
	Invesco Ltd.	55,764	1,263,612
	Investar Holding Corp.	2,226	42,784
	Investors Bancorp, Inc.	29,332	478,698
	Investors Title Co.	193	38,598
	James River Group Holdings Ltd.	5,380	152,362
	Janus Henderson Group PLC	1,181	43,579
	Jefferies Financial Group, Inc.	33,586	1,230,591
	Kearny Financial Corp.	13,445	173,978
	Kemper Corp.	9,421	565,072
	Lakeland Bancorp, Inc.	10,223	193,521
	LCNB Corp.	2,465	49,423
	Level One Bancorp, Inc.	1,338	53,012
	Lincoln National Corp.	20,605	1,441,938
	Luther Burbank Corp.	8,367	107,349
	Macatawa Bank Corp.	7,536	68,125
*	MainStreet Bancshares, Inc.	866	21,728
	Mercantile Bank Corp.	2,881	110,832
	Merchants Bancorp	3,175	92,551
	Mercury General Corp.	7,871	430,229
	Meridian Corp.	931	32,818
	Meta Financial Group, Inc.	3,311	196,872
	Metrocity Bankshares, Inc.	700	18,053
*	Metropolitan Bank Holding Corp.	1,215	121,500
	MGIC Investment Corp.	41,737	633,568
	Mid Penn Bancorp, Inc.	1,947	58,118
	Midland States Bancorp, Inc.	4,136	119,406
	MidWestOne Financial Group, Inc.	3,040	97,067
*	Mr Cooper Group, Inc.	10,331	414,790
	MVB Financial Corp.	1,463	58,549
	National Bank Holdings Corp., Class A	3,900	177,060
	National Bankshares, Inc.	833	29,938
	National Western Life Group, Inc., Class A	544	116,345
	Navient Corp.	23,810	415,008
	NBT Bancorp, Inc.	6,220	240,590
	Nelnet, Inc., Class A	3,794	335,883
	New York Community Bancorp, Inc.	59,693	696,020
*	Nicolet Bankshares, Inc.	1,507	140,287
*	NMI Holdings, Inc., Class A	12,415	307,147
	Northeast Bank	1,916	69,972
	Northfield Bancorp, Inc.	8,482	133,676
	Northrim BanCorp, Inc.	1,300	57,122
	Northwest Bancshares, Inc.	18,271	257,804
	Norwood Financial Corp.	406	11,287
	OceanFirst Financial Corp.	8,455	191,929
*	Ocwen Financial Corp.	1,500	55,020
	OFG Bancorp	7,207	199,418
	Old National Bancorp	24,394	447,142
	Old Republic International Corp.	41,176	1,055,341
	Old Second Bancorp, Inc.	4,800	64,464
	OneMain Holdings, Inc.	13,424	693,484

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OP Bancorp	4,129	$58,962
*	Oportun Financial Corp.	3,323	59,847
	Oppenheimer Holdings, Inc., Class A	2,246	95,208
	Origin Bancorp, Inc.	4,142	176,946
	Orrstown Financial Services, Inc.	807	19,973
	Pacific Premier Bancorp, Inc.	13,590	519,817
	PacWest Bancorp	15,326	711,586
	Park National Corp.	1,377	186,528
	Parke Bancorp, Inc.	1,244	30,130
	PCB Bancorp	726	16,328
	PCSB Financial Corp.	2,813	52,547
	Peapack-Gladstone Financial Corp.	3,296	121,425
	Penns Woods Bancorp, Inc.	542	13,268
	PennyMac Financial Services, Inc.	8,413	527,495
	Peoples Bancorp, Inc.	4,121	136,611
	Peoples Financial Services Corp.	1,092	55,397
	People's United Financial, Inc.	49,407	957,508
	Pinnacle Financial Partners, Inc.	8,361	808,592
	Popular, Inc.	10,427	929,776
*	PRA Group, Inc.	6,426	298,809
	Preferred Bank	1,600	124,896
	Premier Financial Corp.	5,582	166,623
	Primis Financial Corp.	4,940	73,408
	ProAssurance Corp.	7,883	188,877
*	Professional Holding Corp., Class A	930	18,833
	Prosperity Bancshares, Inc.	12,293	900,462
	Provident Bancorp, Inc.	2,278	41,186
	Provident Financial Services, Inc.	11,383	275,127
	QCR Holdings, Inc.	2,800	159,712
	Radian Group, Inc.	26,144	585,364
	RBB Bancorp	3,131	84,506
	Red River Bancshares, Inc.	588	30,558
	Regional Management Corp.	1,830	92,891
	Reinsurance Group of America, Inc.	8,568	983,863
	RenaissanceRe Holdings Ltd.	5,886	925,103
	Renasant Corp.	7,895	290,378
	Republic Bancorp, Inc., Class A	3,181	155,933
*	Republic First Bancorp, Inc.	10,589	45,533
	Richmond Mutual BanCorp, Inc.	550	8,855
	Riverview Bancorp, Inc.	4,900	36,995
	S&T Bancorp, Inc.	5,811	179,037
	Safety Insurance Group, Inc.	2,264	186,395
	Sandy Spring Bancorp, Inc.	6,895	326,202
	Seacoast Banking Corp. of Florida	6,216	226,884
*	Security National Financial Corp., Class A	2,457	22,924
	Selective Insurance Group, Inc.	3,087	243,564
	Shore Bancshares, Inc.	4,448	87,804
	Sierra Bancorp	3,100	82,243
	Simmons First National Corp., Class A	16,430	469,898
*	SiriusPoint Ltd.	10,182	86,242
	SmartFinancial, Inc.	3,223	86,409
	South Plains Financial, Inc.	2,245	64,948
	South State Corp.	8,953	755,723
*	Southern First Bancshares, Inc.	900	52,740
	Southern Missouri Bancorp, Inc.	600	33,180
	Southside Bancshares, Inc.	3,285	137,642
	Spirit of Texas Bancshares, Inc.	2,510	69,878
	State Auto Financial Corp.	4,900	253,330
	Sterling Bancorp	24,654	648,154

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	2,699	$192,790
	Stifel Financial Corp.	16,486	1,234,801
*	StoneX Group, Inc.	2,890	189,613
	Synovus Financial Corp.	19,801	985,298
	Territorial Bancorp, Inc.	2,739	67,763
*	Texas Capital Bancshares, Inc.	7,328	459,466
	Timberland Bancorp, Inc.	1,300	36,114
	Tiptree, Inc.	5,967	73,931
	Tompkins Financial Corp.	1,660	132,070
	Towne Bank	10,323	323,936
	TriCo Bancshares	4,460	193,876
*	TriState Capital Holdings, Inc.	5,600	176,904
*	Triumph Bancorp, Inc.	1,718	150,291
	TrustCo Bank Corp. NY	3,346	113,429
	Trustmark Corp.	8,804	286,834
	UMB Financial Corp.	2,101	206,843
	Umpqua Holdings Corp.	29,883	606,027
	United Bankshares, Inc.	18,037	637,247
	United Community Banks, Inc.	12,449	440,570
	United Fire Group, Inc.	4,294	107,092
	United Insurance Holdings Corp.	9,402	37,984
	Unity Bancorp, Inc.	1,986	59,064
	Universal Insurance Holdings, Inc.	6,100	105,164
	Univest Financial Corp.	4,948	149,083
	Unum Group	26,052	661,200
	Valley National Bancorp	55,247	769,038
	Veritex Holdings, Inc.	5,634	226,205
	Voya Financial, Inc.	14,895	1,012,264
	Washington Federal, Inc.	9,639	337,558
	Washington Trust Bancorp, Inc.	1,743	99,490
	Waterstone Financial, Inc.	5,700	116,394
	Webster Financial Corp.	920	52,265
	WesBanco, Inc.	9,368	332,470
	West BanCorp, Inc.	1,689	49,859
	Westamerica BanCorp	4,034	234,295
	Western New England Bancorp, Inc.	5,200	47,216
	Westwood Holdings Group, Inc.	546	10,429
	White Mountains Insurance Group Ltd.	450	468,432
	Wintrust Financial Corp.	7,430	728,660
	WSFS Financial Corp.	8,995	471,158
	Zions Bancorp NA	21,014	1,425,169
TOTAL FINANCIALS			86,933,144
HEALTH CARE — (6.7%)
#*	2seventy bio, Inc.	1,391	25,970
*	Acadia Healthcare Co., Inc.	10,810	569,146
*	Actinium Pharmaceuticals, Inc.	1,500	8,115
*	Addus HomeCare Corp.	4,539	362,348
*	Agios Pharmaceuticals, Inc.	8,153	251,846
#*	Akebia Therapeutics, Inc.	12,576	25,026
*	AlerisLife, Inc.	4,274	12,566
*	Alkermes PLC	7,767	198,059
*	Allscripts Healthcare Solutions, Inc.	39,945	807,688
#*	Altimmune, Inc.	1,745	14,082
*	Amphastar Pharmaceuticals, Inc.	8,758	202,222
*	AnaptysBio, Inc.	4,199	134,242
*	AngioDynamics, Inc.	7,616	164,734
*	ANI Pharmaceuticals, Inc.	2,063	83,386
*	Anika Therapeutics, Inc.	3,237	102,937

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Annexon, Inc.	401	$3,008
*	Artivion, Inc.	5,856	104,237
#*	Assembly Biosciences, Inc.	6,700	12,462
*	Athenex, Inc.	6,629	6,762
#*	Athira Pharma, Inc.	4,036	41,571
*	Avanos Medical, Inc.	9,601	290,526
*	Avidity Biosciences, Inc.	5,077	84,380
*	BioDelivery Sciences International, Inc.	6,571	24,050
#*	Bluebird Bio, Inc.	5,571	43,955
*	Brookdale Senior Living, Inc.	32,377	171,274
*	Cara Therapeutics, Inc.	7,752	89,768
*	Catalyst Biosciences, Inc.	2,286	1,326
*	Catalyst Pharmaceuticals, Inc.	13,815	79,574
#*	CbdMD, Inc.	4,600	4,784
*	Chinook Therapeutics, Inc.	6,177	79,683
*	Collegium Pharmaceutical, Inc.	5,136	91,678
*	Computer Programs & Systems, Inc.	2,566	72,669
*	Corvus Pharmaceuticals, Inc.	9,288	16,718
*	Covetrus, Inc.	17,837	322,315
*	Cross Country Healthcare, Inc.	5,716	122,951
*	Cyclerion Therapeutics, Inc.	3,096	4,087
*	Cymabay Therapeutics, Inc.	12,538	37,363
#*	Dyne Therapeutics, Inc.	2,148	15,938
*	Eagle Pharmaceuticals, Inc.	1,429	65,648
#*	Eiger BioPharmaceuticals, Inc.	4,762	20,572
*	Elanco Animal Health, Inc.	34,400	895,776
*	Electromed, Inc.	666	8,625
*	Emergent BioSolutions, Inc.	8,675	405,990
*	Enanta Pharmaceuticals, Inc.	2,209	131,259
	Encompass Health Corp.	6,190	384,028
*	Envista Holdings Corp.	28,724	1,242,026
*	Enzo Biochem, Inc.	10,600	34,132
*	Evolent Health, Inc., Class A	558	13,230
*	FONAR Corp.	1,044	16,213
*	GlycoMimetics, Inc.	6,500	7,735
*	Harvard Bioscience, Inc.	4,000	23,280
*	HealthEquity, Inc.	527	28,163
*	HealthStream, Inc.	4,374	106,507
*	Heat Biologics, Inc.	2,400	7,008
*	Henry Schein, Inc.	2,140	161,142
*	Heska Corp.	168	23,113
*	Homology Medicines, Inc.	7,851	29,206
*	ICU Medical, Inc.	207	44,166
*	Ideaya Biosciences, Inc.	3,913	64,838
*	Immunic, Inc.	1,080	12,733
*	Immunovant, Inc.	15,252	106,611
*	Innoviva, Inc.	12,131	194,460
*	Inogen, Inc.	2,793	83,036
*	Integer Holdings Corp.	4,068	318,972
*	IntriCon Corp.	2,698	39,472
#*	Invacare Corp.	7,557	17,003
*	Ironwood Pharmaceuticals, Inc.	8,973	100,049
*	Jazz Pharmaceuticals PLC	8,822	1,225,464
*	Jounce Therapeutics, Inc.	9,702	72,571
*	Kura Oncology, Inc.	11,799	166,248
#*	Lannett Co., Inc.	701	1,073
*	LENSAR, Inc.	858	5,114
*	LHC Group, Inc.	3,089	383,345
*	Ligand Pharmaceuticals, Inc.	1,546	192,678

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MEDNAX, Inc.	11,057	$270,344
*	Meridian Bioscience, Inc.	5,100	106,335
*	Merit Medical Systems, Inc.	6,632	367,744
	Mesa Laboratories, Inc.	549	156,097
#*	Mustang Bio, Inc.	23,000	27,140
*	Myriad Genetics, Inc.	726	19,087
	National HealthCare Corp.	2,447	160,034
*	Natus Medical, Inc.	6,418	147,871
*	NextCure, Inc.	6,734	37,508
*	NextGen Healthcare, Inc.	12,188	235,350
*	NuVasive, Inc.	5,211	271,024
*	Opiant Pharmaceuticals, Inc.	1,108	27,689
#*	OPKO Health, Inc.	76,985	240,963
*	OraSure Technologies, Inc.	13,341	118,068
	Organon & Co.	933	29,772
*	Orgenesis, Inc.	1,208	3,781
*	Orthofix Medical, Inc.	3,771	114,638
	Owens & Minor, Inc.	9,081	382,219
*	Pacira BioSciences, Inc.	2,337	146,693
	Patterson Cos., Inc.	12,151	348,612
*»††	PDL BioPharma, Inc.	11,311	38,797
	Perrigo Co. PLC	23,116	880,026
#*	PetIQ, Inc.	2,385	48,749
	Phibro Animal Health Corp., Class A	2,200	42,460
*	Poseida Therapeutics, Inc.	2,349	11,158
	Premier, Inc., Class A	9,664	369,358
*	Prestige Consumer Healthcare, Inc.	6,139	346,547
*	Prothena Corp. PLC	2,582	87,995
*	Quidel Corp.	2,364	244,343
*	Replimune Group, Inc.	1,436	28,476
*	SeaSpine Holdings Corp.	6,558	78,565
	Select Medical Holdings Corp.	17,001	394,933
*	Sharps Compliance Corp.	2,000	13,500
*	Sio Gene Therapies, Inc.	4,300	5,031
*	Supernus Pharmaceuticals, Inc.	8,338	257,227
*	Surface Oncology, Inc.	9,112	34,170
*	Sutro Biopharma, Inc.	8,381	89,509
*	Taro Pharmaceutical Industries Ltd.	4,084	191,213
*	Tempest Therapeutics, Inc.	1,500	5,985
*	Triple-S Management Corp.	4,083	146,947
*	Turning Point Therapeutics, Inc.	1,513	56,329
*	United Therapeutics Corp.	669	135,051
	Universal Health Services, Inc., Class B	12,877	1,674,783
	Utah Medical Products, Inc.	400	37,628
*	Vanda Pharmaceuticals, Inc.	10,932	165,729
#*	Varex Imaging Corp.	6,141	160,280
*	Viking Therapeutics, Inc.	12,088	44,846
	XBiotech, Inc.	5,691	61,292
*	Zynerba Pharmaceuticals, Inc.	8,100	21,141
TOTAL HEALTH CARE			20,197,969
INDUSTRIALS — (19.1%)
*	AAR Corp.	6,206	249,916
	ABM Industries, Inc.	12,753	531,673
*	Acacia Research Corp.	3,095	13,927
	ACCO Brands Corp.	18,010	146,601
	Acme United Corp.	800	26,400
	Acuity Brands, Inc.	4,262	816,301
	ADT, Inc.	41,671	316,283

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AECOM	279	$19,287
*	AeroVironment, Inc.	1,882	107,123
	AGCO Corp.	8,585	1,006,162
	Air Lease Corp.	18,860	750,817
	Alamo Group, Inc.	2,765	389,450
	Albany International Corp., Class A	5,156	431,609
	Allied Motion Technologies, Inc.	3,600	129,060
*	Alta Equipment Group, Inc.	4,413	60,149
	Altra Industrial Motion Corp.	11,504	555,413
	AMERCO	2,043	1,244,085
*	American Woodmark Corp.	3,913	234,506
*	API Group Corp.	3,659	81,596
	Apogee Enterprises, Inc.	7,001	312,595
	Applied Industrial Technologies, Inc.	2,086	204,386
	ARC Document Solutions, Inc.	15,000	49,350
	ArcBest Corp.	4,813	425,662
	Arcosa, Inc.	8,538	398,383
	Argan, Inc.	3,158	117,320
*	Armstrong Flooring, Inc.	4,300	8,342
*	ASGN, Inc.	6,242	717,018
	Astec Industries, Inc.	5,604	354,677
*	Astronics Corp.	4,923	59,224
	AZZ, Inc.	4,534	215,728
	Barnes Group, Inc.	9,545	431,148
	Barrett Business Services, Inc.	1,644	105,216
*	Beacon Roofing Supply, Inc.	9,961	546,560
	BGSF, Inc.	1,600	21,776
*	BlueLinx Holdings, Inc.	1,385	99,221
	Boise Cascade Co.	5,492	385,648
	Brady Corp., Class A	5,472	284,106
*	BrightView Holdings, Inc.	17,996	238,807
*	Builders FirstSource, Inc.	25,630	1,742,584
*	CACI International, Inc., Class A	3,531	873,781
	Carlisle Cos., Inc.	172	38,432
*	CBIZ, Inc.	6,497	250,979
*	CECO Environmental Corp.	10,048	63,403
*	Chart Industries, Inc.	86	10,481
*	CIRCOR International, Inc.	2,900	80,533
*	Civeo Corp.	2,652	57,204
#*	Clarivate PLC	2,101	34,582
*	Colfax Corp.	24,754	1,017,884
	Columbus McKinnon Corp.	4,977	215,405
	Comfort Systems USA, Inc.	2,984	267,903
*	Commercial Vehicle Group, Inc.	5,215	40,364
#*	Concrete Pumping Holdings, Inc.	9,909	81,353
*	Construction Partners, Inc., Class A	2,068	54,264
*	Cornerstone Building Brands, Inc.	21,869	322,568
*	Covenant Logistics Group, Inc.	2,937	63,792
	CRA International, Inc.	1,236	105,134
	Crane Co.	5,959	616,816
	Curtiss-Wright Corp.	4,799	637,259
	Deluxe Corp.	4,336	130,514
*	DLH Holdings Corp.	1,100	20,636
*	Ducommun, Inc.	2,300	100,625
*	DXP Enterprises, Inc.	3,500	99,925
*	Dycom Industries, Inc.	3,477	293,076
	Eastern Co.	1,042	24,872
	EMCOR Group, Inc.	6,289	749,712
	Encore Wire Corp.	3,629	408,952

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	2,800	$49,980
	EnerSys	3,813	285,708
	Ennis, Inc.	6,900	130,617
	EnPro Industries, Inc.	3,339	350,662
	ESCO Technologies, Inc.	3,597	286,969
*	EVI Industries, Inc.	201	4,444
	Federal Signal Corp.	6,910	269,628
	Flowserve Corp.	10,750	350,665
#*	Fluor Corp.	15,679	329,886
	Forward Air Corp.	963	102,367
*	FTI Consulting, Inc.	4,062	592,280
*	Gates Industrial Corp. PLC	25,089	388,127
	GATX Corp.	6,288	656,782
*	Gencor Industries, Inc.	1,912	21,376
*	Gibraltar Industries, Inc.	3,622	198,486
*	GMS, Inc.	5,202	266,238
	Gorman-Rupp Co.	3,500	140,385
	Graham Corp.	3,300	40,722
	Granite Construction, Inc.	7,944	285,825
*	Great Lakes Dredge & Dock Corp.	11,450	156,750
	Greenbrier Cos., Inc.	6,133	247,528
	Griffon Corp.	9,746	218,213
*	Harsco Corp.	14,181	222,642
	Healthcare Services Group, Inc.	1,707	31,050
	Heartland Express, Inc.	14,434	215,933
	Heidrick & Struggles International, Inc.	3,341	146,236
	Helios Technologies, Inc.	3,528	270,351
	Herc Holdings, Inc.	2,811	451,025
*	Hill International, Inc.	9,621	19,531
	Hillenbrand, Inc.	6,381	296,589
	HNI Corp.	4,936	207,016
*	Hub Group, Inc., Class A	5,129	388,368
*	Hudson Global, Inc.	783	23,396
*	Hudson Technologies, Inc.	8,682	32,384
	Huntington Ingalls Industries, Inc.	1,597	298,958
	Hurco Cos., Inc.	1,672	53,855
*	Huron Consulting Group, Inc.	3,943	173,965
*	Huttig Building Products, Inc.	3,556	32,431
	Hyster-Yale Materials Handling, Inc.	2,869	128,789
	ICF International, Inc.	2,023	190,951
*	IES Holdings, Inc.	3,181	156,823
	Insteel Industries, Inc.	2,642	99,947
	Interface, Inc.	9,515	126,169
*	JELD-WEN Holding, Inc.	11,011	259,860
	Kadant, Inc.	1,148	239,909
	Kaman Corp.	4,698	187,779
*	KAR Auction Services, Inc.	16,113	229,127
	Kelly Services, Inc., Class A	6,645	113,497
	Kennametal, Inc.	8,844	305,737
	Kimball International, Inc., Class B	6,820	66,972
*	Kirby Corp.	9,162	597,179
	Knight-Swift Transportation Holdings, Inc.	23,447	1,326,631
	Korn Ferry	6,514	432,399
*	Kratos Defense & Security Solutions, Inc.	12,713	213,070
*	Lawson Products, Inc.	1,240	60,338
*	LB Foster Co., Class A	2,470	37,346
	Leidos Holdings, Inc.	4,609	412,275
	LSI Industries, Inc.	6,900	51,336
	Luxfer Holdings PLC	3,841	65,604

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc.	5,682	$103,696
	ManpowerGroup, Inc.	2,183	228,931
	ManTech International Corp., Class A	4,691	338,878
	Marten Transport Ltd.	13,239	220,959
*	Masonite International Corp.	679	67,384
#*	MasTec, Inc.	7,782	670,264
*	Mastech Digital, Inc.	560	9,912
*	Matrix Service Co.	8,400	60,984
	Matthews International Corp., Class A	5,613	197,129
	Maxar Technologies, Inc.	12,752	331,679
*	Mayville Engineering Co., Inc.	3,816	43,769
	McGrath RentCorp	2,795	213,007
*	Mercury Systems, Inc.	8,690	494,635
*	Meritor, Inc.	6,280	144,754
	Miller Industries, Inc.	2,908	91,515
	MillerKnoll, Inc.	8,419	325,142
*	Mistras Group, Inc.	6,768	45,481
	Moog, Inc., Class A	5,128	390,959
*	MRC Global, Inc.	13,629	100,991
	Mueller Industries, Inc.	6,487	335,118
	Mueller Water Products, Inc., Class A	17,072	219,375
*	MYR Group, Inc.	1,318	123,931
	Nielsen Holdings PLC	38,821	732,164
*	NN, Inc.	8,000	30,480
*	Northwest Pipe Co.	2,042	57,931
*	NOW, Inc.	18,942	168,394
*	NV5 Global, Inc.	1,750	183,032
	nVent Electric PLC	9,917	343,029
#*	Orion Energy Systems, Inc.	5,080	16,358
*	Orion Group Holdings, Inc.	9,300	29,760
	Oshkosh Corp.	3,418	389,003
	Owens Corning	899	79,741
*	PAM Transportation Services, Inc.	1,020	71,227
	Park Aerospace Corp.	4,183	56,596
	Park-Ohio Holdings Corp.	2,400	48,576
*	Parsons Corp.	13,449	409,522
*	PGT Innovations, Inc.	6,333	120,264
	Powell Industries, Inc.	2,186	65,274
	Preformed Line Products Co.	1,126	68,281
	Primoris Services Corp.	8,273	212,782
*	Proto Labs, Inc.	4,523	226,964
*	Quad/Graphics, Inc.	10,500	46,620
	Quanex Building Products Corp.	6,748	147,039
	Quanta Services, Inc.	3,439	353,254
*	Radiant Logistics, Inc.	12,253	76,091
*	RCM Technologies, Inc.	1,800	12,348
	Regal Rexnord Corp.	2,566	406,660
*	Resideo Technologies, Inc.	25,451	630,676
	Resources Connection, Inc.	5,808	101,233
	REV Group, Inc.	12,623	169,527
	Rush Enterprises, Inc., Class A	6,608	349,035
	Rush Enterprises, Inc., Class B	1,970	99,958
	Ryder System, Inc.	7,719	564,954
	Schneider National, Inc., Class B	13,371	342,298
	Science Applications International Corp.	6,204	508,914
*	Sensata Technologies Holding PLC	19,470	1,116,799
	Snap-on, Inc.	6,228	1,296,981
*	SP Plus Corp.	3,164	89,161
	SPX FLOW, Inc.	4,478	386,004

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Standex International Corp.	1,332	$132,334
	Steelcase, Inc., Class A	13,741	169,564
*	Sterling Construction Co., Inc.	3,607	91,654
#*	Sunrun, Inc.	6,266	162,477
*	Team, Inc.	3,400	2,424
	Tecnoglass, Inc.	2,164	44,578
	Tennant Co.	2,006	154,803
	Terex Corp.	7,744	323,080
	Textainer Group Holdings Ltd.	8,602	316,382
*	Thermon Group Holdings, Inc.	5,979	102,540
	Timken Co.	10,151	678,087
*	Titan International, Inc.	6,300	61,425
*	Titan Machinery, Inc.	4,463	137,460
	Trinity Industries, Inc.	16,012	460,025
	Triton International Ltd.	10,998	664,499
*	TrueBlue, Inc.	6,863	182,556
*	Tutor Perini Corp.	9,482	112,836
*	U.S. Xpress Enterprises, Inc., Class A	7,356	33,176
	UFP Industries, Inc.	7,410	591,763
*	Ultralife Corp.	3,073	16,441
	UniFirst Corp.	1,823	346,534
*	Univar Solutions, Inc.	22,107	585,835
	Universal Logistics Holdings, Inc.	4,902	83,481
*	USA Truck, Inc.	2,800	52,836
*	Vectrus, Inc.	2,310	106,283
*	Veritiv Corp.	1,624	151,162
	VSE Corp.	3,120	160,930
	Wabash National Corp.	7,365	144,501
	Werner Enterprises, Inc.	7,370	328,628
*	WESCO International, Inc.	7,161	872,854
*	Willdan Group, Inc.	2,042	64,241
*	WillScot Mobile Mini Holdings Corp.	27,871	1,032,342
	Woodward, Inc.	48	5,293
	Zurn Water Solutions Corp.	2,375	72,532
TOTAL INDUSTRIALS			57,238,643
INFORMATION TECHNOLOGY — (9.5%)
*	3D Systems Corp.	8,971	160,581
*	ACI Worldwide, Inc.	10,399	357,414
	ADTRAN, Inc.	14,051	269,920
	Advanced Energy Industries, Inc.	3,352	288,875
*	Airgain, Inc.	1,200	11,460
	Alliance Data Systems Corp.	5,991	413,619
*	Alpha & Omega Semiconductor Ltd.	3,924	176,698
	Amdocs Ltd.	10,452	793,202
	Amkor Technology, Inc.	40,262	886,569
*	Amtech Systems, Inc.	4,841	43,472
*	Arrow Electronics, Inc.	11,793	1,462,332
*	AstroNova, Inc.	670	9,206
*	Asure Software, Inc.	3,988	28,913
*	Aviat Networks, Inc.	2,496	72,434
	Avnet, Inc.	16,671	672,842
*	Axcelis Technologies, Inc.	5,340	334,337
*	AXT, Inc.	7,447	55,778
	Bel Fuse, Inc., Class B	2,600	32,292
	Belden, Inc.	4,679	261,790
	Benchmark Electronics, Inc.	7,100	171,394
*	BM Technologies, Inc.	554	5,230
	Cass Information Systems, Inc.	1,656	67,366

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cerence, Inc.	2,765	$175,550
*	CEVA, Inc.	1,402	52,813
*	Ciena Corp.	2,980	197,604
*	Cirrus Logic, Inc.	327	29,247
*	Cognyte Software Ltd.	300	3,255
*	Cohu, Inc.	9,125	300,943
*	Computer Task Group, Inc.	3,298	29,385
	Comtech Telecommunications Corp.	4,897	99,556
	Concentrix Corp.	6,442	1,294,778
*	Conduent, Inc.	41,237	195,051
*	Consensus Cloud Solutions, Inc.	106	6,010
	CSG Systems International, Inc.	3,041	172,638
	CTS Corp.	3,325	111,554
*	CyberOptics Corp.	700	26,292
*	Daktronics, Inc.	9,240	45,276
*	Digi International, Inc.	6,275	140,184
*	Diodes, Inc.	2,771	257,121
*	DXC Technology Co.	40,831	1,228,196
	Ebix, Inc.	5,659	171,977
*	EMCORE Corp.	8,746	50,814
*	ePlus, Inc.	2,992	137,542
*	Fabrinet	4,305	487,154
*	FARO Technologies, Inc.	222	12,057
*	First Solar, Inc.	16,602	1,301,265
*	Flex Ltd.	52,047	842,120
*	FormFactor, Inc.	6,978	298,240
*	GSI Technology, Inc.	6,000	26,520
*	GTY Technology Holdings, Inc.	11,549	58,322
	Hackett Group, Inc.	2,400	45,936
*	Harmonic, Inc.	11,028	118,661
*	I3 Verticals, Inc., Class A	2,723	63,010
*	Ichor Holdings Ltd.	3,167	134,344
#*	II-VI, Inc.	2,926	185,508
*	Immersion Corp.	2,490	12,873
	Information Services Group, Inc.	8,078	52,184
*	Insight Enterprises, Inc.	3,913	368,409
	InterDigital, Inc.	3,417	235,876
*	inTEST Corp.	3,000	31,950
*	Intevac, Inc.	4,900	27,636
*	Issuer Direct Corp.	971	30,509
*	Iteris, Inc.	7,800	31,044
*	Itron, Inc.	4,299	266,538
	Jabil, Inc.	6,552	402,882
	Juniper Networks, Inc.	27,179	946,373
*	Kimball Electronics, Inc.	4,986	98,673
*	Knowles Corp.	17,088	362,436
	Kulicke & Soffa Industries, Inc.	6,988	382,174
*	KVH Industries, Inc.	4,490	40,410
*	Lantronix, Inc.	3,045	22,015
*	LightPath Technologies, Inc., Class A	5,240	12,576
*	Lumentum Holdings, Inc.	6,135	622,580
*	Luna Innovations, Inc.	4,317	31,471
*	Magnachip Semiconductor Corp.	2,721	48,407
	Maximus, Inc.	4,410	340,981
	Methode Electronics, Inc.	6,751	297,247
	MKS Instruments, Inc.	3,992	620,077
*	N-Able, Inc.	7,246	80,865
*	NeoPhotonics Corp.	4,900	75,264
*	NETGEAR, Inc.	5,850	161,870

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NetScout Systems, Inc.	13,368	$421,760
*	nLight, Inc.	901	18,642
#*	One Stop Systems, Inc.	3,504	15,523
*	Onto Innovation, Inc.	5,226	478,388
*	OSI Systems, Inc.	2,012	166,875
	PC Connection, Inc.	4,204	182,243
	PC-Tel, Inc.	2,500	13,150
*	PFSweb, Inc.	679	7,938
*	Ping Identity Holding Corp.	6,023	119,195
*	Plexus Corp.	3,396	263,258
#*	Powerfleet, Inc.	3,651	13,034
*	Rambus, Inc.	12,310	310,827
*	Ribbon Communications, Inc.	25,392	114,264
	Richardson Electronics Ltd.	2,979	37,833
*	Rogers Corp.	2,025	552,724
*	Sanmina Corp.	12,197	461,291
	Sapiens International Corp. NV	5,082	161,811
*	ScanSource, Inc.	4,538	141,495
*	SecureWorks Corp., Class A	1,700	25,075
*	Smith Micro Software, Inc.	6,223	26,012
	SolarWinds Corp.	18,799	255,666
*	StarTek, Inc.	2,568	13,071
*	Stratasys Ltd.	10,794	257,329
*	Super Micro Computer, Inc.	9,017	365,369
#*	Synchronoss Technologies, Inc.	10,900	22,236
	TD SYNNEX Corp.	6,039	631,498
*	TTM Technologies, Inc.	20,255	272,632
*	Turtle Beach Corp.	2,652	53,889
*	Ultra Clean Holdings, Inc.	4,990	251,596
*	Upland Software, Inc.	2,935	57,526
*	Veeco Instruments, Inc.	5,882	161,696
*	Verint Systems, Inc.	7,395	379,585
*	Viasat, Inc.	13,255	583,485
#*	VirnetX Holding Corp.	3,979	8,993
	Vishay Intertechnology, Inc.	25,283	523,611
*	Vishay Precision Group, Inc.	2,280	73,028
	Wayside Technology Group, Inc.	390	12,445
*	WidePoint Corp.	452	1,731
	Xerox Holdings Corp.	32,374	683,415
TOTAL INFORMATION TECHNOLOGY			28,618,106
MATERIALS — (6.4%)
*	Allegheny Technologies, Inc.	8,412	153,856
	American Vanguard Corp.	11,000	166,870
*	Ampco-Pittsburgh Corp.	3,968	22,657
*	Arconic Corp.	9,452	292,350
	Ashland Global Holdings, Inc.	4,817	462,625
	Avient Corp.	4,757	236,756
*	Berry Global Group, Inc.	14,127	952,442
	Chase Corp.	1,430	135,678
*	Coeur Mining, Inc.	47,034	220,590
	Commercial Metals Co.	15,651	523,370
	Element Solutions, Inc.	22,237	498,998
*	Ferro Corp.	8,464	184,515
*	GCP Applied Technologies, Inc.	4,079	130,120
	Glatfelter Corp.	8,360	145,130
	Graphic Packaging Holding Co.	36,441	689,099
	Greif, Inc., Class A	4,660	275,686
	Greif, Inc., Class B	2,325	138,105

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	3,185	$118,864
	HB Fuller Co.	5,962	427,893
	Hecla Mining Co.	102,191	506,867
	Huntsman Corp.	37,919	1,358,638
	Innospec, Inc.	2,743	254,989
*	Intrepid Potash, Inc.	2,592	100,518
*	Koppers Holdings, Inc.	3,849	115,008
*	Kraton Corp.	5,330	247,205
	Materion Corp.	2,532	209,776
	Minerals Technologies, Inc.	6,303	441,021
	Mosaic Co.	13,900	555,305
	Myers Industries, Inc.	5,156	93,169
	Neenah, Inc.	2,273	104,785
	Packaging Corp. of America	2,509	377,931
*	Ranpak Holdings Corp.	8,004	214,987
*	Rayonier Advanced Materials, Inc.	9,900	61,677
	Reliance Steel & Aluminum Co.	9,827	1,502,352
	Royal Gold, Inc.	3,389	344,153
	Ryerson Holding Corp.	7,420	152,110
	Schnitzer Steel Industries, Inc., Class A	4,626	181,062
	Sensient Technologies Corp.	2,142	181,513
	Silgan Holdings, Inc.	10,649	476,862
	Sonoco Products Co.	12,062	683,192
	Steel Dynamics, Inc.	25,741	1,429,140
	Stepan Co.	2,309	254,360
	TriMas Corp.	4,961	172,444
	Trinseo PLC	2,419	129,513
*	UFP Technologies, Inc.	1,153	81,817
*	Venator Materials PLC	21,052	50,946
	Westlake Chemical Corp.	12,020	1,185,773
	WestRock Co.	33,983	1,568,655
	Worthington Industries, Inc.	8,993	487,241
TOTAL MATERIALS			19,298,613
REAL ESTATE — (1.5%)
#*	Cushman & Wakefield PLC	4,995	104,845
*	Five Point Holdings LLC, Class A	11,988	69,410
*	Forestar Group, Inc.	9,105	181,645
*	FRP Holdings, Inc.	1,806	102,003
*	Howard Hughes Corp.	7,530	725,214
*	Jones Lang LaSalle, Inc.	6,696	1,679,290
	Kennedy-Wilson Holdings, Inc.	19,038	427,593
*	Marcus & Millichap, Inc.	6,213	290,831
	Newmark Group, Inc., Class A	21,700	332,227
	RE/MAX Holdings, Inc., Class A	3,647	108,535
*	Realogy Holdings Corp.	20,794	343,101
*	Tejon Ranch Co.	4,857	84,560
TOTAL REAL ESTATE			4,449,254
UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	5,803	29,189
	Macquarie Infrastructure Holdings LLC	8,239	29,743
	New Jersey Resources Corp.	11,055	444,522
#	Ormat Technologies, Inc.	5,138	350,206

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
* Sunnova Energy International, Inc.	637	$12,523
TOTAL UTILITIES		866,183
TOTAL COMMON STOCKS Cost ($240,973,386)		295,688,739

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	1,095,524	1,095,524
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	270,397	3,128,218
TOTAL INVESTMENTS — (100.0%)
(Cost $245,196,939)^^			$299,912,481
As of January 31, 2022, U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	03/18/22	$1,572,141	$1,576,488	$4,347
Total Futures Contracts			$1,572,141	$1,576,488	$4,347
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,153,729	—	—	$12,153,729
Consumer Discretionary	45,558,266	—	$485	45,558,751
Consumer Staples	12,060,637	—	—	12,060,637
Energy	8,313,710	—	—	8,313,710
Financials	86,933,144	—	—	86,933,144
Health Care	20,159,172	—	38,797	20,197,969
Industrials	57,238,643	—	—	57,238,643
Information Technology	28,618,106	—	—	28,618,106
Materials	19,298,613	—	—	19,298,613
Real Estate	4,449,254	—	—	4,449,254
Utilities	866,183	—	—	866,183
Temporary Cash Investments	1,095,524	—	—	1,095,524
Securities Lending Collateral	—	$3,128,218	—	3,128,218
Futures Contracts**	4,347	—	—	4,347
TOTAL	$296,749,328	$3,128,218	$39,282^	$299,916,828
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (4.5%)
*	A2B Australia Ltd.	60,856	$51,805
	Accent Group Ltd.	167,164	240,504
#	Adairs Ltd.	73,277	160,656
*	Ainsworth Game Technology Ltd.	22,621	20,044
*	Alkane Resources Ltd.	67,596	39,513
*	Allkem Ltd.	19,951	129,914
	ALS Ltd.	221,788	1,861,884
	Altium Ltd.	33,055	845,020
#*	AMA Group Ltd.	274,682	84,301
*	AMP Ltd.	1,438,934	896,929
	Ampol Ltd.	116,317	2,463,943
	APA Group	79,135	536,681
#	Appen Ltd.	10,703	73,889
*	Arafura Resources Ltd.	147,527	20,632
	ARB Corp. Ltd.	13,433	442,603
	Aristocrat Leisure Ltd.	71,731	2,079,322
	Atlas Arteria Ltd.	190,197	882,876
*	Atomos Ltd.	10,203	6,209
	AUB Group Ltd.	12,349	203,933
#*	Audinate Group Ltd.	3,011	17,111
#*	Aurelia Metals Ltd.	234,955	70,304
*	Aussie Broadband Ltd.	16,895	50,786
	Austal Ltd.	122,548	174,804
	Austin Engineering Ltd.	59,853	11,045
	Australia & New Zealand Banking Group Ltd.	241,271	4,559,741
	Australian Ethical Investment Ltd.	14,471	95,441
	Australian Finance Group Ltd.	74,702	117,010
	Australian Pharmaceutical Industries Ltd.	170,119	183,090
*	Australian Strategic Materials Ltd.	9,362	55,872
#	Australian Vintage Ltd.	46,209	23,501
	Auswide Bank Ltd.	3,426	16,210
	Baby Bunting Group Ltd.	38,803	140,099
	Bank of Queensland Ltd.	225,540	1,226,880
	Bapcor Ltd.	153,512	769,191
	Base Resources Ltd.	129,722	29,907
	Beacon Lighting Group Ltd.	36,860	70,756
	Bell Financial Group Ltd.	28,791	34,012
*	Bellevue Gold Ltd.	79,046	43,671
*	Betmakers Technology Group Ltd.	28,119	12,548
*	Bionomics Ltd.	13,919	877
	Blackmores Ltd.	4,776	277,370
	Brambles Ltd.	352,753	2,423,430
	Bravura Solutions Ltd.	73,442	112,662
	Breville Group Ltd.	29,316	597,059
	BWX Ltd.	45,534	109,510
*	Calima Energy Ltd.	60,677	10,370
*	Calix Ltd.	716	2,591
	Capitol Health Ltd.	341,460	92,119
	Capral Ltd.	4,629	29,427
*	Capricorn Metals Ltd.	27,844	62,513
*	Carbon Revolution Ltd.	9,036	7,412
	Cardno Ltd.	4,209	5,161
*	Carnarvon Energy Ltd.	118,738	22,375
	Carsales.com Ltd.	87,551	1,384,817
#*	Catapult Group International Ltd.	36,268	35,777

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	29,993	$109,431
	Centuria Capital Group	35,135	74,665
	Challenger Ltd.	286,954	1,172,170
*	Champion Iron Ltd.	147,732	682,524
#*	City Chic Collective Ltd.	55,775	196,128
#	Class Ltd.	10,274	18,580
	Clinuvel Pharmaceuticals Ltd.	6,242	102,031
#	Clover Corp. Ltd.	30,399	32,731
	Cochlear Ltd.	11,516	1,579,223
	Codan Ltd.	36,432	234,624
	Coles Group Ltd.	135,546	1,557,247
*	Collection House Ltd.	24,532	1,818
	Collins Foods Ltd.	25,404	211,904
	Commonwealth Bank of Australia	125,654	8,379,832
	Computershare Ltd.	140,644	1,949,551
*	Corporate Travel Management Ltd.	18,230	271,840
*	Crown Resorts Ltd.	30,309	261,145
	CSL Ltd.	36,365	6,736,347
	CSR Ltd.	215,768	859,526
#*	Dacian Gold Ltd.	112,896	14,102
	Data#3 Ltd.	52,643	206,338
#*	De Grey Mining Ltd.	97,714	79,168
*	Decmil Group Ltd.	7,268	1,545
#*	Deep Yellow Ltd.	23,568	12,693
	Deterra Royalties Ltd.	224,881	686,042
#	Dicker Data Ltd.	20,277	183,681
	Domain Holdings Australia Ltd.	66,163	222,353
	Domino's Pizza Enterprises Ltd.	10,182	751,057
	Eagers Automotive Ltd.	69,425	632,377
	Earlypay Ltd.	90,573	27,702
#*	Eclipx Group Ltd.	137,513	205,401
	Elanor Investor Group	9,659	14,146
	Elders Ltd.	80,561	622,961
*	Elmo Software Ltd.	1,893	5,199
	Emeco Holdings Ltd.	163,382	103,818
#*	EML Payments Ltd.	54,690	116,455
	Endeavour Group Ltd.	173,971	777,061
	Enero Group Ltd.	13,344	34,527
	EQT Holdings Ltd.	1,869	34,554
	Estia Health Ltd.	43,628	63,079
	Euroz Hartleys Group Ltd.	8,899	10,432
	Evolution Mining Ltd.	386,577	971,248
	Fleetwood Ltd.	46,663	76,564
#*	Flight Centre Travel Group Ltd.	21,982	260,756
	Fortescue Metals Group Ltd.	409,002	5,743,248
	Genworth Mortgage Insurance Australia Ltd.	221,194	382,381
	Gold Road Resources Ltd.	236,349	225,019
	GR Engineering Services Ltd.	3,256	4,806
	GrainCorp Ltd., Class A	101,791	525,830
	Grange Resources Ltd.	114,446	62,833
	GUD Holdings Ltd.	34,302	300,089
	GWA Group Ltd.	109,455	196,287
	Hansen Technologies Ltd.	58,563	203,194
	Harvey Norman Holdings Ltd.	146,285	509,854
#*	Hastings Technology Metals Ltd.	117,678	20,513
	Healius Ltd.	237,652	752,300
	Hot Chili Ltd.	5,149	5,934
	HT&E Ltd.	113,080	150,430
	HUB24 Ltd.	4,578	89,208

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Humm Group Ltd.	140,361	$83,003
	IGO Ltd.	289,297	2,447,745
	Iluka Resources Ltd.	93,053	691,935
	Imdex Ltd.	252,462	528,162
*	Imugene Ltd.	655,025	146,336
	Infomedia Ltd.	126,399	134,532
	Insignia Financial Ltd.	258,381	647,993
	Insurance Australia Group Ltd.	303,201	914,569
	Integral Diagnostics Ltd.	63,190	185,145
*	Integrated Research Ltd.	29,009	19,701
	InvoCare Ltd.	21,598	171,503
*	ioneer Ltd.	215,810	101,735
	IPH Ltd.	86,741	503,315
	IRESS Ltd.	84,305	682,013
	IVE Group Ltd.	45,812	53,564
	James Hardie Industries PLC	80,228	2,700,091
	JB Hi-Fi Ltd.	60,345	1,974,450
	Johns Lyng Group Ltd.	56,021	306,541
	Jumbo Interactive Ltd.	3,096	39,378
	Jupiter Mines Ltd.	210,857	32,937
#	Kogan.com Ltd.	19,588	86,500
	Lendlease Corp. Ltd.	101,470	718,057
#	Lifestyle Communities Ltd.	41,790	500,901
	Link Administration Holdings Ltd.	189,551	726,562
	Lovisa Holdings Ltd.	17,217	217,141
	Lycopodium Ltd.	4,037	13,832
*	Lynas Rare Earths Ltd.	119,647	772,812
	MA Financial Group Ltd.	22,386	134,901
	MACA Ltd.	131,103	66,685
	Macmahon Holdings Ltd.	475,764	60,716
	Macquarie Group Ltd.	41,771	5,459,979
*	Macquarie Telecom Group Ltd.	2,095	92,196
	Mader Group Ltd.	4,543	7,689
#	Magellan Financial Group Ltd.	46,275	615,731
	MaxiPARTS Ltd.	2,800	5,391
	McMillan Shakespeare Ltd.	53,003	422,656
#	McPherson's Ltd.	63,898	37,154
	Medibank Pvt Ltd.	1,043,744	2,287,126
#*	Medical Developments International Ltd.	366	1,225
	Medusa Mining Ltd.	46,306	21,096
#*	Megaport Ltd.	15,503	149,135
#*	Mesoblast Ltd.	101,712	81,728
#*	Metals X Ltd.	37,047	13,223
	Metcash Ltd.	637,257	1,788,457
#	Michael Hill International Ltd.	39,511	37,579
	Mineral Resources Ltd.	78,894	3,135,322
#	Monadelphous Group Ltd.	36,458	232,241
	Monash IVF Group Ltd.	94,248	67,488
	Money3 Corp. Ltd.	58,733	126,367
	Motorcycle Holdings Ltd.	6,156	13,781
	Mount Gibson Iron Ltd.	181,922	54,335
*	Myer Holdings Ltd.	152,902	47,709
#	MyState Ltd.	12,663	44,614
#*	Nanosonics Ltd.	30,069	109,295
	National Australia Bank Ltd.	266,979	5,151,478
	National Tyre & Wheel Ltd.	8,151	8,312
	Navigator Global Investments Ltd.	52,099	59,565
*	Nearmap Ltd.	53,938	51,730
	Netwealth Group Ltd.	40,111	434,423

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Newcrest Mining Ltd.	18,949	$293,925
	nib holdings Ltd.	218,127	962,397
	Nick Scali Ltd.	24,435	235,797
	Nickel Mines Ltd.	167,524	172,064
#	NICO Resources Ltd.	1,021	343
	Nine Entertainment Co. Holdings Ltd.	636,453	1,187,773
	Northern Star Resources Ltd.	142,932	851,864
#*	Novonix Ltd.	13,522	72,923
	NRW Holdings Ltd.	113,858	128,667
	Nufarm Ltd.	210,586	668,786
	Objective Corp. Ltd.	7,562	86,067
*	OM Holdings Ltd.	45,803	28,808
*	Omni Bridgeway Ltd.	112,212	259,517
*	oOh!media Ltd.	316,130	362,532
	Orica Ltd.	59,657	591,054
	Orora Ltd.	502,295	1,236,727
	Over the Wire Holdings Ltd.	3,739	14,173
	OZ Minerals Ltd.	114,309	1,982,932
	Pacific Current Group Ltd.	18,366	91,102
	Pact Group Holdings Ltd.	95,712	158,191
*	Pantoro Ltd.	45,838	9,862
	Peet Ltd.	185,175	148,256
	Pendal Group Ltd.	129,815	445,839
	PeopleIN Ltd.	12,943	37,263
	Perenti Global Ltd.	311,515	170,635
	Perpetual Ltd.	13,323	311,383
	Perseus Mining Ltd.	437,979	457,797
*	Pilbara Minerals Ltd.	48,048	111,158
	Pinnacle Investment Management Group Ltd.	11,170	90,161
	Platinum Asset Management Ltd.	59,485	104,576
*	Praemium Ltd.	52,399	47,054
	Premier Investments Ltd.	37,332	765,971
#	Pro Medicus Ltd.	26,831	866,478
	PSC Insurance Group Ltd.	1,596	5,232
	PTB Group Ltd.	6,207	5,180
	PWR Holdings Ltd.	14,264	80,404
	QBE Insurance Group Ltd.	232,495	1,845,926
#	Ramelius Resources Ltd.	384,278	368,314
	Ramsay Health Care Ltd.	33,597	1,498,964
	REA Group Ltd.	9,090	941,694
*	ReadyTech Holdings Ltd.	14,937	35,070
#	Reckon Ltd.	17,452	11,537
*	Red 5 Ltd.	226,524	43,432
#*	Redbubble Ltd.	58,802	74,866
	Reece Ltd.	46,533	718,395
#	Regis Resources Ltd.	93,785	114,077
#*	Reject Shop Ltd.	6,652	28,869
	Reliance Worldwide Corp. Ltd.	239,007	882,655
#*	Resolute Mining Ltd.	262,124	53,212
*	Retail Food Group Ltd.	1,070,114	51,632
	Rio Tinto Ltd.	20,199	1,605,935
*	RPMGlobal Holdings Ltd.	20,564	27,791
	Sandfire Resources Ltd.	187,265	899,880
	SEEK Ltd.	84,561	1,752,375
	Servcorp Ltd.	10,583	25,639
	Service Stream Ltd.	281,340	155,938
	Seven Group Holdings Ltd.	41,917	648,205
*	Seven West Media Ltd.	312,395	138,681
	SG Fleet Group Ltd.	36,966	62,224

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group Ltd.	14,608	$11,660
	Sigma Healthcare Ltd.	201,340	64,290
*	Silver Lake Resources Ltd.	264,701	278,751
	Sims Ltd.	116,910	1,190,289
	Sims Ltd., Sponsored ADR	819	8,219
	SmartGroup Corp. Ltd.	49,144	249,783
	Sonic Healthcare Ltd.	99,778	2,687,052
	Southern Cross Electrical Engineering Ltd.	30,707	12,067
	Southern Cross Media Group Ltd.	119,462	159,801
*	Spirit Technology Solutions Ltd.	44,550	6,657
	SRG Global Ltd.	57,132	18,281
	St Barbara Ltd.	207,721	182,005
	Steadfast Group Ltd.	377,283	1,241,541
	Suncorp Group Ltd.	170,717	1,340,791
	Sunland Group Ltd.	38,677	76,999
	Super Retail Group Ltd.	46,824	387,264
*	Superloop Ltd.	73,597	55,658
*	Sydney Airport	92,853	570,686
	Symbio Holdings Ltd.	16,103	66,232
*	Syrah Resources Ltd.	97,837	115,569
	Tabcorp Holdings Ltd.	402,563	1,414,437
	Tassal Group Ltd.	89,786	224,194
	Technology One Ltd.	106,515	796,839
#*	Temple & Webster Group Ltd.	13,735	83,422
*	Tiger Resources Ltd.	41,785	0
	Transurban Group	214,972	1,899,111
	Treasury Wine Estates Ltd.	169,268	1,272,258
*	Tuas Ltd.	30,977	42,042
#*	Tyro Payments Ltd.	50,610	81,217
#	Virtus Health Ltd.	21,522	110,454
	Vita Group Ltd.	55,783	13,435
Ω	Viva Energy Group Ltd.	457,654	697,669
*	Webjet Ltd.	77,377	270,879
	Wesfarmers Ltd.	102,633	3,829,495
#*	West African Resources Ltd.	244,353	193,738
*	Western Areas Ltd.	136,496	335,931
	Westgold Resources Ltd.	119,631	155,036
	Westpac Banking Corp.	271,811	3,920,311
	WiseTech Global Ltd.	13,304	433,303
	Woolworths Group Ltd.	157,010	3,830,175
	Worley Ltd.	154,278	1,271,196
*	Xero Ltd.	15,868	1,285,394
#*	Zip Co. Ltd.	64,866	149,327
TOTAL AUSTRALIA			155,914,049
AUSTRIA — (0.3%)
	Addiko Bank AG	2,732	37,761
	Agrana Beteiligungs AG	2,065	40,126
	ANDRITZ AG	27,149	1,444,423
Ω	BAWAG Group AG	25,921	1,555,653
*	DO & Co. AG	711	73,290
	Erste Group Bank AG	32,043	1,497,708
*	FACC AG	2,711	23,575
*	Flughafen Wien AG	973	31,078
#	IMMOFINANZ AG	25,524	662,116
*	Lenzing AG	1,020	125,203
	Mayr Melnhof Karton AG	3,276	637,356
#	Oesterreichische Post AG	10,635	446,392
	Palfinger AG	5,570	190,345

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
*	Porr AG	7,322	$103,612
	Raiffeisen Bank International AG	50,122	1,408,791
#	Rosenbauer International AG	1,549	77,561
	S IMMO AG	8,477	217,248
*	Schoeller-Bleckmann Oilfield Equipment AG	5,380	226,841
	Strabag SE	3,193	137,431
	UBM Development AG	2,066	97,873
	UNIQA Insurance Group AG	61,131	566,637
#	Verbund AG	7,001	741,477
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	472,564
	Wienerberger AG	25,816	934,721
	Zumtobel Group AG	11,802	107,503
TOTAL AUSTRIA			11,857,285
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	10,876	2,099,338
	Ageas SA	54,300	2,613,706
*	AGFA-Gevaert NV	41,929	177,905
	Anheuser-Busch InBev SA	65,699	4,141,737
*	Argenx SE, ADR	2,124	571,908
*	Argenx SE	2,483	664,430
	Atenor	431	27,549
	Banque Nationale de Belgique	8	15,031
	Barco NV	26,107	539,147
	Bekaert SA	19,494	907,578
#*Ω	Biocartis Group NV	1,000	3,327
*	bpost SA	50,596	373,500
	Cie d'Entreprises CFE	3,294	446,213
	Deceuninck NV	16,709	63,350
	D'ieteren Group	7,659	1,334,461
	Econocom Group SA/NV	103,664	414,558
#	Elia Group SA	11,149	1,504,499
	Etablissements Franz Colruyt NV	23,528	955,700
	EVS Broadcast Equipment SA	2,905	69,134
	Fagron	19,839	341,030
*	Galapagos NV	2,890	194,742
#*	Galapagos NV, Sponsored ADR	491	33,142
	Gimv NV	7,741	471,881
*	Greenyard NV	5,108	52,329
	Immobel SA	3,531	314,852
	Ion Beam Applications	9,320	159,234
	Jensen-Group NV	1,156	37,451
	KBC Group NV	28,127	2,446,187
	Melexis NV	5,690	596,613
#*	Ontex Group NV	21,609	158,243
	Orange Belgium SA	14,983	325,365
*	Picanol	86	6,539
	Proximus SADP	91,350	1,865,420
	Recticel SA	20,914	398,397
	Resilux	571	146,756
	Roularta Media Group NV	1,354	27,949
	Shurgard Self Storage SA	4,703	271,096
	Telenet Group Holding NV	15,239	585,003
*	Tessenderlo Group SA	9,945	387,389
	UCB SA	30,054	2,990,530
	Umicore SA	118,101	4,470,790
	Van de Velde NV	2,854	105,794

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	VGP NV	2,494	$706,713
TOTAL BELGIUM			34,016,516
CANADA — (9.2%)
#*	5N Plus, Inc.	34,697	62,507
	Absolute Software Corp.	16,200	130,630
#	Acadian Timber Corp.	4,200	62,778
*	Aclara Resources, Inc.	13,498	13,273
*	AcuityAds Holdings, Inc.	10,500	30,067
	Aecon Group, Inc.	25,964	354,588
#	AG Growth International, Inc.	5,100	136,211
#	Agnico Eagle Mines Ltd.	58,943	2,816,159
*	Aimia, Inc.	40,723	181,005
#	AirBoss of America Corp.	7,423	233,584
	Alamos Gold, Inc.,Class A	185,591	1,267,219
#*	Alcanna, Inc.	5,628	28,380
	Alimentation Couche-Tard, Inc.	133,139	5,369,969
	AltaGas Ltd.	81,156	1,666,981
	Altus Group Ltd.	12,898	619,051
	Amerigo Resources Ltd.	13,500	16,780
	Andlauer Healthcare Group, Inc.	6,598	248,317
	Andrew Peller Ltd., Class A	11,700	73,634
#*	Argonaut Gold, Inc.	108,800	195,149
*	Aritzia, Inc.	53,144	2,465,407
	Atco Ltd., Class I	22,853	769,827
*	ATS Automation Tooling Systems, Inc.	26,101	1,065,682
	Aura Minerals, Inc.	2,700	23,917
#*	Aurora Cannabis, Inc.	4,248	17,718
*	AutoCanada, Inc.	2,455	72,946
	B2Gold Corp.	208,175	753,027
#	Badger Infrastructure Solutions Ltd.	15,535	376,291
	Bank of Montreal	101,962	11,540,472
#	Bank of Nova Scotia	173,682	12,505,872
	Barrick Gold Corp.	143,467	2,741,539
#*	Bausch Health Cos., Inc.	2,162	53,120
#	BCE, Inc.	20,790	1,086,347
#	Bird Construction, Inc.	24,125	182,577
#*,*	BlackBerry Ltd.	124,581	1,025,238
	BMTC Group, Inc.	1,803	21,191
*	Bombardier, Inc., Class A	20,000	27,219
#*	Bombardier, Inc., Class B	628,115	835,082
	Boralex, Inc., Class A	41,593	1,081,421
#	Boyd Group Services, Inc.	5,548	838,867
	Bridgemarq Real Estate Services	1,000	13,350
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	817	45,948
#	Brookfield Asset Management, Inc., Class A	118,541	6,531,609
	Brookfield Infrastructure Corp., Class A	25,493	1,690,843
	BRP, Inc.	12,787	1,062,788
#*	CAE, Inc.	46,355	1,170,475
*	Calfrac Well Services Ltd.	11,600	49,552
	Calian Group Ltd.	3,100	139,374
	Cameco Corp.	91,663	1,781,024
#	Canaccord Genuity Group, Inc.	49,312	588,881
#*	Canada Goose Holdings, Inc.	24,376	748,404
	Canadian Imperial Bank of Commerce	86,402	10,848,368
#	Canadian Tire Corp. Ltd., Class A	26,572	3,836,494
#	Canadian Utilities Ltd., Class A	38,900	1,130,140
#	Canadian Western Bank	16,600	504,471
*	Canfor Corp.	24,314	552,404

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Canfor Pulp Products, Inc.	12,900	$60,788
#*	Canopy Growth Corp.	13,391	107,664
*	Capstone Mining Corp.	49,209	209,433
#*	Cardinal Energy Ltd.	80,448	333,526
	Cascades, Inc.	41,397	414,247
	CCL Industries, Inc., Class B	81,498	4,260,990
*	Celestica, Inc.	28,848	359,193
	Centerra Gold, Inc.	93,298	753,045
	CES Energy Solutions Corp.	159,571	306,300
*	CGI, Inc.	61,311	5,234,378
*	Charlottes Web Holdings, Inc.	3,924	4,044
	Chesswood Group Ltd.	1,100	11,613
	China Gold International Resources Corp. Ltd.	34,632	92,632
	CI Financial Corp.	97,996	1,818,610
	Cogeco Communications, Inc.	7,025	576,634
	Cogeco, Inc.	2,429	156,577
*	Colabor Group, Inc.	30,300	15,971
#	Colliers International Group, Inc.	12,932	1,888,847
#	Computer Modelling Group Ltd.	41,594	156,409
	Constellation Software, Inc.	3,558	6,128,079
#*	Copper Mountain Mining Corp.	62,680	173,570
	Corby Spirit & Wine Ltd.	5,600	74,893
	Corus Entertainment, Inc., Class B	88,190	348,972
#*	Cronos Group, Inc.	27,000	99,630
*	Denison Mines Corp.	35,100	42,524
*	Descartes Systems Group, Inc.	14,420	1,049,333
#*	DIRTT Environmental Solutions	19,000	31,239
	Dollarama, Inc.	57,495	2,966,681
#	Doman Building Materials Group Ltd.	27,958	183,432
#*	Dorel Industries, Inc., Class B	7,028	138,332
	DREAM Unlimited Corp., Class A	13,224	416,439
	Dundee Precious Metals, Inc.	21,816	128,203
	Dynacor Gold Mines, Inc.	4,300	10,622
#	ECN Capital Corp.	71,719	301,286
*	EcoSynthetix, Inc.	10,000	39,649
	E-L Financial Corp. Ltd.	600	432,754
*	Eldorado Gold Corp.	85,578	749,030
#	Element Fleet Management Corp.	211,832	2,158,065
	Empire Co. Ltd., Class A	79,034	2,438,511
#	Enbridge, Inc.	206,868	8,744,536
#	Endeavour Mining PLC	100,757	2,244,759
#*	Endeavour Silver Corp.	13,413	48,644
	Enghouse Systems Ltd.	14,900	524,896
*	Ensign Energy Services, Inc.	51,678	90,660
#*	Equinox Gold Corp.	80,149	460,749
	Equitable Group, Inc.	10,800	599,495
*	ERO Copper Corp.	27,628	344,060
	Evertz Technologies Ltd.	10,130	103,121
#	Extendicare, Inc.	14,400	82,244
	Fairfax Financial Holdings Ltd.	9,518	4,595,955
#	Fiera Capital Corp.	31,394	247,961
	Finning International, Inc.	79,389	2,213,386
#	Firm Capital Mortgage Investment Corp.	7,800	88,300
	First Majestic Silver Corp.	24,537	249,264
#	First National Financial Corp.	5,743	197,932
	First Quantum Minerals Ltd.	67,847	1,671,156
	FirstService Corp.	16,569	2,641,124
*	Fission Uranium Corp.	18,500	11,206
#*	Fortuna Silver Mines, Inc.	48,986	166,479

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Galiano Gold, Inc.	10,852	$7,342
*	GDI Integrated Facility Services, Inc.	6,500	283,798
*	Gear Energy Ltd.	82,500	89,565
	George Weston Ltd.	31,411	3,425,397
#	Gibson Energy, Inc.	94,342	1,815,368
	goeasy Ltd.	5,713	662,378
*	Golden Star Resources Ltd.	6,360	24,817
#*	GoldMoney, Inc.	13,300	19,775
#*	Goodfood Market Corp.	3,300	8,411
	Great-West Lifeco, Inc.	43,115	1,346,888
	Hammond Power Solutions, Inc.	1,147	11,090
#	Hardwoods Distribution, Inc.	7,500	258,014
*	Heroux-Devtek, Inc.	9,709	129,845
#	HLS Therapeutics, Inc.	2,100	24,401
#*	Home Capital Group, Inc.	21,000	595,067
#	Hudbay Minerals, Inc.	93,059	668,896
Ω	Hydro One Ltd.	63,129	1,630,930
#*	i-80 Gold Corp.	14,411	30,156
	iA Financial Corp., Inc.	59,354	3,861,991
*	IAMGOLD Corp.	178,540	433,720
*	IBI Group, Inc.	11,900	123,854
	IGM Financial, Inc.	46,433	1,631,356
*	Imperial Metals Corp.	2,530	6,270
	Information Services Corp.	5,543	105,353
#	Innergex Renewable Energy, Inc.	77,271	1,133,701
*	InPlay Oil Corp.	12,900	31,460
	Intact Financial Corp.	30,072	4,074,500
	Interfor Corp.	24,942	743,266
#	Intertape Polymer Group, Inc.	33,800	682,036
#*	Invesque, Inc.	4,700	7,849
*	Ivanhoe Mines Ltd., Class A	89,858	769,818
Ω	Jamieson Wellness, Inc.	12,574	350,764
*	Journey Energy, Inc.	20,700	66,115
*	Karora Resources, Inc.	17,400	54,480
	K-Bro Linen, Inc.	3,622	96,908
	Keyera Corp.	10,867	255,699
*	Kinaxis, Inc.	7,060	915,748
#	Kinross Gold Corp.	731,899	3,953,615
	Kirkland Lake Gold Ltd.	72,452	2,729,164
*	Knight Therapeutics, Inc.	23,582	102,962
#	KP Tissue, Inc.	2,300	19,125
#	Labrador Iron Ore Royalty Corp.	13,800	425,025
*	Laramide Resources Ltd.	9,500	4,858
	Lassonde Industries, Inc., Class A	817	98,337
	Laurentian Bank of Canada	9,111	317,091
	Leon's Furniture Ltd.	16,465	325,116
#	LifeWorks, Inc.	30,344	657,177
*	Lightspeed Commerce, Inc.	10,274	333,391
#	Linamar Corp.	12,776	708,075
	Loblaw Cos. Ltd.	39,557	3,051,834
	Logistec Corp., Class B	700	25,139
#*	Lucara Diamond Corp.	91,530	41,043
*	Lundin Gold, Inc.	12,228	88,501
	Lundin Mining Corp.	352,498	2,936,675
#*	MAG Silver Corp.	5,500	74,910
	Magellan Aerospace Corp.	4,606	36,344
	Magna International, Inc.	65,239	5,258,546
*	Mainstreet Equity Corp.	540	53,951
*	Mandalay Resources Corp.	5,600	10,573

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Martinrea International, Inc.	22,900	$188,799
	Maverix Metals, Inc.	9,870	42,342
#*	MDF Commerce, Inc.	1,302	4,722
	Melcor Developments Ltd.	5,400	62,108
	Metro, Inc.	51,380	2,748,145
	Morguard Corp.	1,853	191,269
*	Mountain Province Diamonds, Inc.	5,600	3,172
	MTY Food Group, Inc.	3,807	170,226
#	Mullen Group Ltd.	27,221	251,406
	National Bank of Canada	102,466	8,197,925
	Neo Performance Materials, Inc.	5,900	82,943
*	New Gold, Inc.	225,998	357,358
#	NFI Group, Inc.	27,078	406,868
	North American Construction Group Ltd.	22,994	329,964
	North West Co., Inc.	23,505	648,114
*	Novagold Resources, Inc.	8,500	56,100
	Nutrien Ltd.	30,733	2,145,163
*	OceanaGold Corp.	258,530	398,630
	Open Text Corp.	63,357	3,032,287
*	Opsens, Inc.	5,800	8,897
#*	Organigram Holdings, Inc.	42,683	63,598
#	Osisko Gold Royalties Ltd.	76,502	845,239
	Pan American Silver Corp.	84,341	1,827,438
#	Parkland Corp.	124,934	3,322,007
	Pason Systems, Inc.	41,730	413,968
	Pembina Pipeline Corp.	60,135	1,909,286
	PHX Energy Services Corp.	29,100	117,897
	Point.com, Inc.	4,835	75,474
	Polaris Infrastructure, Inc.	9,700	121,865
*	Precision Drilling Corp.	5,553	241,567
#	Premium Brands Holdings Corp.	9,847	929,429
*	Pretium Resources, Inc.	42,809	581,007
	Primo Water Corp.	38,647	645,405
	Pulse Seismic, Inc.	6,600	10,332
#	Quarterhill, Inc.	53,700	108,148
#	Quebecor, Inc., Class B	72,341	1,710,711
#*	Real Matters, Inc.	26,958	124,700
*	Recipe Unlimited Corp.	3,100	41,824
#	Restaurant Brands International, Inc.	22,964	1,285,069
#*	RF Capital Group, Inc.	12,724	18,118
#	Richelieu Hardware Ltd.	25,350	996,730
#	Ritchie Bros Auctioneers, Inc.	42,186	2,571,618
	Rogers Communications, Inc.,Class B	86,013	4,362,483
#	Rogers Sugar, Inc.	23,300	109,796
	Royal Bank of Canada	228,088	26,008,130
	Russel Metals, Inc.	31,041	774,590
*	Sabina Gold & Silver Corp.	53,692	57,023
#	Sandstorm Gold Ltd.	26,231	157,450
#	Savaria Corp.	11,100	161,896
*	Seabridge Gold, Inc.	5,435	87,232
#	Secure Energy Services, Inc.	127,814	607,321
	Shaw Communications, Inc.,Class B	164,143	4,893,027
*	ShawCor Ltd.	46,654	216,910
*	Shopify, Inc.,Class A	2,805	2,704,989
#*	Sierra Wireless, Inc.	16,757	245,801
#Ω	Sleep Country Canada Holdings, Inc.	19,005	535,994
#	SNC-Lavalin Group, Inc.	69,515	1,532,868
#*Ω	Spin Master Corp.	20,172	693,479
#	Sprott, Inc.	4,470	157,070

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	SSR Mining, Inc.	77,662	$1,279,684
	Stantec, Inc.	50,418	2,674,538
	Stelco Holdings, Inc.	470	13,603
	Stella-Jones, Inc.	32,643	1,023,344
#*	Steppe Gold Ltd.	5,600	5,375
	Sun Life Financial, Inc.	50,380	2,852,183
#*,*	SunOpta, Inc.	18,874	98,897
#	Superior Plus Corp.	59,044	600,125
	Taiga Building Products Ltd.	5,000	10,384
#*,*	Taseko Mines Ltd.	75,600	144,485
	TECSYS, Inc.	1,764	59,325
	TELUS Corp.	9,416	221,557
#	TerraVest Industries, Inc.	7,060	135,629
	TFI International, Inc.	21,775	2,095,889
	Thomson Reuters Corp.	17,541	1,883,178
	Tidewater Midstream & Infrastructure Ltd.	91,957	94,044
	Timbercreek Financial Corp.	32,330	242,383
	TMX Group Ltd.	8,501	864,779
*	Torex Gold Resources, Inc.	32,393	317,521
	Toromont Industries Ltd.	39,676	3,348,809
	Toronto-Dominion Bank	160,763	12,871,410
*	Total Energy Services, Inc.	28,970	155,430
	Transcontinental, Inc., Class A	45,426	754,033
*	TransGlobe Energy Corp.	31,108	92,702
#*	Trevali Mining Corp.	3,040	2,918
*	Trican Well Service Ltd.	155,060	434,263
#	Tricon Residential, Inc.	74,232	1,087,946
*	Trisura Group Ltd.	5,900	199,351
*	Turquoise Hill Resources Ltd.	37,798	661,736
*	Uni-Select, Inc.	11,719	218,587
	VersaBank	3,100	36,032
*	Viemed Healthcare, Inc.	8,069	37,486
	Wajax Corp.	9,200	166,608
*	Wall Financial Corp.	300	3,387
#*	Wesdome Gold Mines Ltd.	41,351	355,557
	West Fraser Timber Co. Ltd.	49,544	4,585,216
#	Western Forest Products, Inc.	186,161	295,831
#	Wheaton Precious Metals Corp.	43,448	1,751,823
*	WildBrain Ltd.	18,132	43,078
	Winpak Ltd.	7,500	222,436
	WSP Global, Inc.	44,100	5,880,463
	Yamana Gold, Inc.	453,940	1,872,711
	Yellow Pages Ltd.	6,064	68,504
TOTAL CANADA			319,667,884
CHINA — (0.0%)
	CGN Mining Co. Ltd.	265,000	28,011
*	Hanfeng Evergreen, Inc.	2,300	0
Ω	Hygeia Healthcare Holdings Co. Ltd.	40,800	184,972
*	Meilleure Health International Industry Group Ltd.	420,000	24,475
	Texhong Textile Group Ltd.	114,500	148,023
	TK Group Holdings Ltd.	30,000	9,981
TOTAL CHINA			395,462
DENMARK — (3.0%)
*	ALK-Abello AS	2,125	897,323
	Alm Brand AS	232,690	441,155
#	Ambu AS, Class B	15,902	336,947

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Bang & Olufsen AS	44,123	$154,156
#*	Bavarian Nordic AS	35,084	1,032,639
*	Brodrene Hartmann AS	980	50,144
#	Carlsberg AS, Class B	16,398	2,655,338
	cBrain AS	1,895	59,339
	Chemometec AS	4,559	472,675
	Chr Hansen Holding AS	54,234	4,349,319
	Coloplast AS, Class B	17,741	2,579,936
	Columbus AS	33,734	48,619
	Danske Bank AS	130,721	2,537,456
*	Demant AS	55,557	2,458,027
*	Drilling Co. of 1972 AS	8,152	317,979
	DSV AS	25,437	5,168,255
#	FLSmidth & Co. AS	26,410	890,285
	Fluegger Group AS	455	41,404
*	Genmab AS	9,809	3,340,254
#	GN Store Nord AS	33,366	2,019,109
	H Lundbeck AS	40,927	1,041,345
#*	ISS AS	80,337	1,513,569
	Jeudan AS	1,468	55,835
*	Jyske Bank AS	20,821	1,226,404
	Matas AS	18,155	303,554
#Ω	Netcompany Group AS	12,799	940,269
*	Nilfisk Holding AS	11,844	417,229
*	NKT AS	18,105	762,213
Ω	NNIT AS	5,720	83,913
	North Media AS	2,886	42,915
	Novo Nordisk AS, Sponsored ADR	14,665	1,464,594
	Novo Nordisk AS, Class B	374,500	37,250,859
	Novozymes AS, Class B	51,362	3,525,868
*	NTG Nordic Transport Group AS, Class A	3,417	227,486
Ω	Orsted AS	21,160	2,254,492
	Pandora AS	52,853	5,747,221
*	Parken Sport & Entertainment AS	758	9,895
	Per Aarsleff Holding AS	7,791	351,049
	Ringkjoebing Landbobank AS	16,997	2,237,543
	Royal Unibrew AS	22,246	2,557,519
*	RTX AS	2,621	65,795
	Schouw & Co. AS	3,035	256,676
	SimCorp AS	11,513	1,073,474
	Solar AS, Class B	3,891	417,210
	SP Group AS	949	52,548
	Spar Nord Bank AS	32,577	468,471
*	Sparekassen Sjaelland-Fyn AS	587	18,107
	Sydbank AS	16,992	599,775
	TCM Group AS	2,061	42,994
*	Tivoli AS	528	64,719
	Topdanmark AS	25,894	1,480,963
	Tryg AS	105,640	2,503,225
#	Vestas Wind Systems AS	186,080	5,035,398
#*	Zealand Pharma AS	12,032	234,401
TOTAL DENMARK			104,177,887
FINLAND — (2.0%)
	Aktia Bank Oyj	23,868	309,644
	Alandsbanken Abp, Class B	2,751	110,569
	Alma Media Oyj	15,884	181,814
	Anora Group Oyj	10,306	117,006
	Aspo Oyj	8,506	105,679

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	BasWare Oyj	1,360	$39,928
#	Bittium Oyj	1,503	8,334
	Cargotec Oyj, Class B	20,036	1,000,338
	Caverion Oyj	54,007	373,582
	Citycon Oyj	10,844	86,794
	Digia Oyj	6,198	50,413
	Elisa Oyj	54,467	3,199,490
Ω	Enento Group Oyj	4,565	165,863
	Fiskars Oyj Abp	7,258	180,579
	F-Secure Oyj	24,377	119,983
	Glaston Oyj ABP	6,908	8,421
	Gofore Oyj	435	11,436
	Harvia Oyj	5,142	271,779
	Huhtamaki Oyj	51,341	2,024,052
	Ilkka-Yhtyma Oyj	2,760	14,953
#	Kamux Corp.	12,213	156,334
	Kemira Oyj	51,885	762,663
	Kesko Oyj, Class A	81,509	2,343,853
	Kesko Oyj, Class B	189,266	5,977,622
	Kojamo Oyj	24,111	552,766
	Kone Oyj, Class B	59,272	3,838,701
	Konecranes Oyj	26,533	1,067,279
	Lassila & Tikanoja Oyj	12,490	172,577
	Marimekko Oyj	2,053	169,090
	Metsa Board Oyj, Class A	133	1,469
	Metsa Board Oyj, Class B	79,555	857,649
	Metso Outotec Oyj	301,855	3,237,276
	Musti Group Oyj	11,647	348,088
	Neles Oyj	34,509	485,014
	Neste Oyj	99,198	4,473,782
*	Nokia Oyj	729,610	4,351,144
	Nokian Renkaat Oyj	32,055	1,083,778
	Nordea Bank Abp	414,740	4,941,607
	Olvi Oyj, Class A	6,187	335,722
	Oriola Oyj, Class A	365	885
	Oriola Oyj, Class B	80,101	196,950
	Orion Oyj, Class A	10,006	403,596
	Orion Oyj, Class B	45,341	1,843,688
*	Outokumpu Oyj	172,295	1,116,283
	Pihlajalinna Oyj	3,781	53,321
	Ponsse Oyj	5,078	229,160
*	QT Group Oyj	5,361	622,334
	Raisio Oyj, Class V	38,269	138,326
*	Rapala VMC Oyj	2,115	19,414
	Revenio Group Oyj	7,790	406,706
Ω	Rovio Entertainment Oyj	19,791	156,098
	Sampo Oyj, Class A	77,711	3,857,016
	Sanoma Oyj	47,469	716,972
	Scanfil Oyj	4,207	37,032
	Stora Enso Oyj, Class R	219,137	4,460,982
	Taaleri Oyj	3,607	46,589
	Talenom Oyj	2,789	31,686
#*	Tecnotree Oyj	22,408	33,935
	Teleste Oyj	2,478	15,205
Ω	Terveystalo Oyj	56,179	733,355
	TietoEVRY Oyj	61,436	1,828,122
	Tokmanni Group Corp.	24,333	509,150
	UPM-Kymmene Oyj	72,857	2,655,382
	Uponor Oyj	27,251	604,674

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Vaisala Oyj, Class A	8,520	$454,622
	Valmet Oyj	71,517	2,731,543
#	Verkkokauppa.com Oyj	4,781	37,087
	Wartsila OYJ Abp	194,819	2,405,317
#	YIT Oyj	52,566	261,134
TOTAL FINLAND			70,143,635
FRANCE — (9.2%)
	ABC arbitrage	11,548	92,277
#*	Aeroports de Paris	8,559	1,161,463
*	Airbus SE	106,691	13,623,717
*	Akka Technologies	4,578	250,121
	AKWEL	2,084	51,644
Ω	ALD SA	72,736	1,089,981
	Alstom SA	54,744	1,774,785
	Altamir	2,107	59,288
	Alten SA	15,685	2,558,320
Ω	Amundi SA	13,817	1,074,083
	Arkema SA	29,416	4,349,688
	Assystem SA	1,932	82,623
#*	Atari SA	17,363	6,242
	Atos SE	36,852	1,321,032
	Aubay	2,680	159,364
	AXA SA	348,035	11,022,615
	Axway Software SA	4,622	90,689
#	Bastide le Confort Medical	1,130	55,309
*	Beneteau SA	17,564	292,853
#	Bigben Interactive	9,903	203,117
	BioMerieux	16,343	1,916,427
	BNP Paribas SA	151,420	10,809,780
	Boiron SA	1,586	72,109
	Bonduelle SCA	4,870	114,553
	Bouygues SA	66,102	2,331,223
	Bureau Veritas SA	113,397	3,244,553
	Capgemini SE	39,839	8,956,459
	Carrefour SA	378,163	7,197,043
*	Casino Guichard Perrachon SA	16,303	360,606
*	Catana Group	9,173	82,739
	CBo Territoria	16,229	67,051
*	Cegedim SA	4,449	111,159
*	CGG SA	425,389	354,103
	Chargeurs SA	1,352	34,054
	Cie de Saint-Gobain	49,542	3,352,382
*	Cie des Alpes	7,620	127,275
	Cie Plastic Omnium SA	12,731	296,114
#*	Claranova SE	24,407	148,011
	CNP Assurances	85,758	2,110,947
*	Coface SA	53,480	707,537
	Credit Agricole SA	159,745	2,403,275
	Danone SA	60,204	3,753,784
	Dassault Aviation SA	9,801	1,164,775
	Dassault Systemes SE, Sponsored ADR	4,100	196,677
	Dassault Systemes SE	122,240	5,911,327
	Delta Plus Group	876	84,334
*	Derichebourg SA	50,509	635,191
	Edenred	126,431	5,430,509
	Eiffage SA	41,730	4,384,704
*Ω	Elior Group SA	49,414	298,071
*	Elis SA	51,341	937,880

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	ESI Group	1,080	$92,374
	EssilorLuxottica SA	11,880	2,247,523
	Eurofins Scientific SE	45,220	4,540,217
Ω	Euronext NV	30,878	2,977,019
	Eutelsat Communications SA	127,671	1,583,095
*	Exel Industries, Class A	353	30,325
	Faurecia SE	44,300	1,922,971
	Fnac Darty SA	13,959	828,498
	Gaztransport Et Technigaz SA	13,882	1,273,560
	Getlink SE	79,141	1,248,438
*	GL Events	4,130	81,001
	Groupe Crit	1,898	138,515
#	Groupe Gorge SA	547	9,483
	Guerbet	1,573	58,742
*	Haulotte Group SA	9,012	52,414
#	Hermes International	7,730	11,605,969
	HEXAOM	1,318	56,933
*	ID Logistics Group	701	254,528
	Imerys SA	6,872	315,805
	Infotel SA	1,659	98,817
	Interparfums SA	1,902	144,519
	Ipsen SA	26,084	2,537,993
	IPSOS	21,861	998,897
	Jacquet Metals SACA	6,889	169,600
*	JCDecaux SA	30,029	822,017
	Kaufman & Broad SA	11,998	476,231
	Kering SA	13,378	9,990,219
	Korian SA	17,758	389,309
Ω	La Francaise des Jeux SAEM	56,341	2,332,721
*	Lagardere SA	30,741	836,882
	Laurent-Perrier	660	75,036
	Lectra	10,147	435,646
	Legrand SA	51,869	5,278,865
	Linedata Services	1,111	49,989
	LISI	5,977	187,805
	L'Oreal SA	28,810	12,306,094
#*	Lumibird	872	19,888
	LVMH Moet Hennessy Louis Vuitton SE	55,094	45,252,956
Ω	Maisons du Monde SA	17,092	390,252
	Manitou BF SA	4,378	163,112
	Manutan International	280	24,710
	Mersen SA	5,070	211,450
	Metropole Television SA	12,534	244,531
	Nacon SA	1,689	10,037
	Nexans SA	10,494	948,282
	Nexity SA	29,792	1,247,443
	NRJ Group	5,031	33,516
	Oeneo SA	5,443	85,654
*	OL Groupe SA	6,601	14,937
#	Orange SA, Sponsored ADR	3,100	36,239
	Orange SA	850,190	9,987,567
	Orpea SA	8,154	357,995
	Pernod Ricard SA	15,406	3,295,333
	Pharmagest Interactive	1,274	115,109
	Plastiques Du Val De Loire	1,044	8,004
*	Prodways Group SA	820	2,683
	Publicis Groupe SA	84,307	5,712,716
	Quadient SA	15,198	310,578
*††	Recylex SA	633	246

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Remy Cointreau SA	8,830	$1,841,349
*	Renault SA	69,903	2,778,114
	Rexel SA	172,106	3,836,175
	Robertet SA	61	59,818
	Rothschild & Co.	15,536	674,124
	Rubis SCA	44,636	1,444,992
	Safran SA	28,624	3,465,485
	Samse SA	200	45,811
	Sanofi	95,270	9,961,623
	Sartorius Stedim Biotech	3,878	1,700,546
	Schneider Electric SE	48,933	8,289,100
	SCOR SE	110,132	3,756,887
	SEB SA	11,435	1,735,490
	SES SA	148,698	1,144,087
*Ω	SMCP SA	20,526	168,837
	Societe BIC SA	10,512	598,543
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	32,286
	Societe Generale SA	113,386	4,208,926
	Societe pour l'Informatique Industrielle	3,552	166,381
#*	Solocal Group	17,197	27,988
	Somfy SA	3,162	582,176
	Sopra Steria Group SACA	10,071	1,770,612
	SPIE SA	59,770	1,386,338
	Stef SA	816	95,214
	Sword Group	3,773	173,860
	Synergie SE	4,886	185,592
*	Technip Energies NV	78,486	1,200,953
	Teleperformance	12,265	4,618,867
	Television Francaise 1	33,050	315,910
	Thales SA	36,100	3,330,132
	Thermador Groupe	2,721	296,562
	Tikehau Capital SCA	7,545	200,727
	Total Gabon	240	39,934
*	Touax SA	905	7,438
	Trigano SA	3,700	701,012
*	Ubisoft Entertainment SA	44,894	2,576,219
	Valeo	67,492	1,889,007
*	Vallourec SA	59,998	533,710
	Vilmorin & Cie SA	2,737	154,711
	Vinci SA	85,546	9,376,400
	Virbac SA	1,793	721,312
	Vivendi SE	54,394	712,849
*	Vranken-Pommery Monopole SA	575	11,857
	Wavestone	5,088	278,634
*Ω	Worldline SA	39,332	1,906,429
TOTAL FRANCE			320,838,168
GERMANY — (6.8%)
	7C Solarparken AG	19,158	89,244
	Aareal Bank AG	29,277	943,979
	Adesso SE	1,083	223,614
	Adidas AG	45,480	12,480,494
	ADVA Optical Networking SE	25,933	390,401
	All for One Group SE	1,109	86,443
	Allgeier SE	3,172	167,152
	Allianz SE	47,864	12,289,203
	Amadeus Fire AG	3,458	644,578
	Aroundtown SA	308,982	1,908,436
	Atoss Software AG	1,603	321,401

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	16,913	$1,763,065
	Basler AG	714	95,922
#*	Bauer AG	5,212	57,659
	Bayerische Motoren Werke AG	79,416	8,405,620
	BayWa AG	7,674	323,183
	Bechtle AG	37,350	2,242,583
Ω	Befesa SA	5,981	422,241
	Beiersdorf AG	13,328	1,325,650
	Bertrandt AG	2,343	137,120
#	bet-at-home.com AG	948	16,909
*	Bijou Brigitte AG	1,981	50,881
	Bilfinger SE	13,167	458,494
#*	Borussia Dortmund GmbH & Co. KGaA	18,369	89,059
	Brenntag SE	58,488	5,011,033
	CANCOM SE	12,487	757,924
	Carl Zeiss Meditec AG	11,984	1,927,270
*	CECONOMY AG	75,345	335,298
	CENIT AG	5,755	89,376
	Cewe Stiftung & Co. KGAA	2,944	361,779
*	Commerzbank AG	366,919	3,168,453
	CompuGroup Medical SE & Co. KgaA	13,885	920,332
*	Continental AG	18,240	1,768,370
#*	Corestate Capital Holding SA	12,378	164,845
Ω	Covestro AG	110,403	6,623,405
	CropEnergies AG	9,008	124,070
*	CTS Eventim AG & Co. KGaA	14,454	1,027,496
	Daimler AG	184,475	14,719,948
*	Daimler Truck Holding AG	92,237	3,251,711
*Ω	Delivery Hero SE	17,568	1,356,073
*	Delticom AG	2,252	15,647
	Dermapharm Holding SE	3,463	280,047
*	Deutsche Bank AG	134,177	1,863,719
	Deutsche Beteiligungs AG	6,612	274,390
	Deutsche Boerse AG	37,766	6,712,997
	Deutsche EuroShop AG	9,730	182,824
Ω	Deutsche Pfandbriefbank AG	34,408	424,592
	Deutsche Post AG	89,691	5,397,657
	Deutsche Telekom AG, Sponsored ADR	6,013	113,646
	Deutsche Telekom AG	365,302	6,896,527
*	Deutz AG	50,368	345,103
	DIC Asset AG	22,026	378,894
	DMG Mori AG	2,478	117,139
	Dr Hoenle AG	1,006	40,896
	Draegerwerk AG & Co. KGaA	1,360	75,107
	Duerr AG	20,859	923,122
Ω	DWS Group GmbH & Co. KGaA	4,199	169,026
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	386,001
*	ElringKlinger AG	6,586	78,357
	Encavis AG	41,586	655,123
	Energiekontor AG	1,687	119,332
	Evonik Industries AG	24,942	813,700
	Fabasoft AG	1,254	45,573
	Fielmann AG	15,522	989,945
	First Sensor AG	411	21,513
#*	flatexDEGIRO AG	23,088	446,771
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	532,587
	Freenet AG	55,371	1,508,059
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	233,123
	Fresenius Medical Care AG & Co. KGaA	35,797	2,433,959

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fresenius SE & Co. KGaA	60,340	$2,490,857
	Fuchs Petrolub SE	15,426	517,698
	GEA Group AG	38,677	1,827,300
*	Gesco AG	3,348	90,832
	GFT Technologies SE	8,513	421,929
#*	Global Fashion Group SA	4,210	19,236
	Grand City Properties SA	35,491	783,278
#	GRENKE AG	2,470	78,018
*	H&R GmbH & Co. KGaA	8,388	69,933
	Hamburger Hafen und Logistik AG	7,861	168,872
	Hannover Rueck SE	10,619	2,142,300
	Hawesko Holding AG	1,210	72,678
*	Heidelberger Druckmaschinen AG	91,729	287,806
*	HelloFresh SE	88,481	5,891,128
	Henkel AG & Co. KGaA	11,082	875,600
	Hensoldt AG	2,315	31,542
	Hornbach Baumarkt AG	3,839	205,763
	Hornbach Holding AG & Co. KGaA	4,575	700,885
	Hugo Boss AG	31,860	2,018,284
*	Hypoport SE	1,058	467,540
	Indus Holding AG	10,640	408,268
	Infineon Technologies AG	91,823	3,813,202
Ω	Instone Real Estate Group SE	16,699	297,151
	IVU Traffic Technologies AG	3,842	87,022
	Jenoptik AG	15,445	565,262
Ω	JOST Werke AG	4,245	213,204
	KION Group AG	33,411	3,088,956
*	Kloeckner & Co. SE	38,915	439,515
	Knorr-Bremse AG	16,813	1,704,664
*	Koenig & Bauer AG	6,934	216,211
	KPS AG	4,119	21,443
	Krones AG	6,004	596,255
	Lanxess AG	34,586	2,105,776
	Leifheit AG	3,048	102,751
#*	Leoni AG	6,219	67,492
#*	Manz AG	596	31,188
	METRO AG	64,789	661,350
	MLP SE	21,905	204,305
	MTU Aero Engines AG	12,792	2,721,999
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,795	5,950,213
*	Nagarro SE	3,729	648,307
	Nemetschek SE	18,986	1,754,917
	New Work SE	869	191,671
	Nexus AG	4,699	333,111
#*	Nordex SE	19,718	316,419
	Norma Group SE	6,035	219,176
	OHB SE	1,625	66,793
	Patrizia AG	9,522	207,002
	Pfeiffer Vacuum Technology AG	1,686	332,013
	PNE AG	7,350	69,826
	ProSiebenSat.1 Media SE	115,163	1,801,257
	PSI Software AG	3,733	164,426
	Puma SE	29,334	3,137,344
*	PVA TePla AG	4,607	161,224
*	q.beyond AG	16,292	31,650
*	QIAGEN NV	63,029	3,118,001
	Rational AG	3,119	2,614,708
	Rheinmetall AG	17,984	1,880,224
	RTL Group SA	23,010	1,302,492

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	S&T AG	12,351	$226,835
*	SAF-Holland SE	17,393	219,325
	SAP SE, Sponsored ADR	15,059	1,885,537
	SAP SE	93,916	11,782,814
Ω	Scout24 SE	27,210	1,625,646
	Secunet Security Networks AG	410	145,986
	Siemens AG	73,354	11,646,495
*	Siemens Energy AG	79,731	1,793,378
Ω	Siemens Healthineers AG	32,983	2,119,562
*	Sixt SE	7,230	1,175,360
#	SMA Solar Technology AG	983	35,012
	Software AG	19,902	766,337
	Stabilus SA	10,627	715,638
	STRATEC SE	3,895	527,231
	Stroeer SE & Co. KGaA	12,716	952,125
*	SUESS MicroTec SE	5,423	116,951
	Surteco Group SE	706	25,960
#	Symrise AG	35,897	4,289,669
	TAG Immobilien AG	49,148	1,297,916
	Takkt AG	12,576	212,911
*	Talanx AG	16,587	793,874
*Ω	TeamViewer AG	44,162	667,289
	Technotrans SE	943	27,999
	Telefonica Deutschland Holding AG	368,740	1,058,568
*	thyssenkrupp AG	89,997	926,221
	Traffic Systems SE	294	10,868
	Uniper SE	14,010	633,950
	United Internet AG	51,291	2,011,461
#*	va-Q-tec AG	818	19,734
#	Varta AG	6,336	690,371
	VERBIO Vereinigte BioEnergie AG	13,879	884,660
*	Vitesco Technologies Group AG, Class A	3,648	180,596
	Vonovia SE	79,689	4,538,761
	Vossloh AG	3,018	145,496
	Wacker Chemie AG	5,595	816,535
	Wacker Neuson SE	12,326	309,650
	Washtec AG	3,329	187,253
*	Westwing Group AG	3,418	82,063
	Wuestenrot & Wuerttembergische AG	16,050	338,791
*Ω	Zalando SE	15,638	1,241,155
	Zeal Network SE	3,022	129,073
TOTAL GERMANY			237,079,413
GREECE — (0.0%)
	GK Software SE	69	11,209
	Stemmer Imaging AG	242	10,015
TOTAL GREECE			21,224
HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	432,000	10,637
	AIA Group Ltd.	1,707,400	17,824,932
	Analogue Holdings Ltd.	92,000	20,897
	APAC Resources Ltd.	80,000	10,829
*	Apollo Future Mobility Group Ltd.	1,728,000	102,229
	Asia Standard International Group Ltd.	80,000	8,821
	Asiasec Properties Ltd.	17,000	1,160
	ASM Pacific Technology Ltd.	66,700	667,331
	Bank of East Asia Ltd.	206,807	352,959

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Best Mart 360 Holdings Ltd.	48,000	$9,989
Ω	BOC Aviation Ltd.	114,500	962,623
	BOC Hong Kong Holdings Ltd.	460,000	1,776,215
	BOCOM International Holdings Co. Ltd.	343,000	56,423
††	Brightoil Petroleum Holdings Ltd.	229,000	8,262
	Chen Hsong Holdings	46,000	14,443
*	China Display Optoelectronics Technology Holdings Ltd.	144,000	8,882
*	China Energy Development Holdings Ltd.	2,842,000	52,793
	China Motor Bus Co. Ltd.	1,000	12,136
#*	China Star Entertainment Ltd.	280,000	30,251
#*	China Strategic Holdings Ltd.	10,625,000	56,307
	Chow Sang Sang Holdings International Ltd.	197,000	261,000
	Chow Tai Fook Jewellery Group Ltd.	452,000	794,152
	Chuang's China Investments Ltd.	190,000	10,531
	Chuang's Consortium International Ltd.	92,000	10,483
	CITIC Telecom International Holdings Ltd.	444,000	161,661
	CK Asset Holdings Ltd.	203,823	1,360,601
#	CMBC Capital Holdings Ltd.	52,250	19,408
#	C-Mer Eye Care Holdings Ltd.	50,000	34,369
	Convenience Retail Asia Ltd.	114,000	10,993
Ω	Crystal International Group Ltd.	149,500	44,004
	CSI Properties Ltd.	2,220,000	59,728
	Dah Sing Banking Group Ltd.	96,800	91,776
	Dah Sing Financial Holdings Ltd.	39,200	127,099
	Dickson Concepts International Ltd.	63,000	34,022
*	Digital Domain Holdings Ltd.	290,000	29,883
*	DTXS Silk Road Investment Holdings Co. Ltd.	36,000	13,574
	Dynamic Holdings Ltd.	12,000	15,285
	EC Healthcare	103,000	118,446
	Emperor International Holdings Ltd.	402,000	46,897
	Emperor Watch & Jewellery Ltd.	490,000	12,779
*	ENM Holdings Ltd.	376,000	32,867
*	Esprit Holdings Ltd.	908,100	85,271
	EuroEyes International Eye Clinic Ltd., Class C	9,000	9,138
	Fairwood Holdings Ltd.	16,500	32,997
	Far East Consortium International Ltd.	429,294	155,432
	Fountain SET Holdings Ltd.	74,000	13,010
	FSE Lifestyle Services Ltd.	47,000	35,171
	Giordano International Ltd.	560,000	116,831
	Glorious Sun Enterprises Ltd.	129,000	13,412
*	GR Properties Ltd.	84,000	11,190
	Great Eagle Holdings Ltd.	110,244	309,719
*	G-Resources Group Ltd.	130,050	44,341
	Guoco Group Ltd.	10,000	111,651
	Haitong International Securities Group Ltd.	1,060,349	242,739
	Hang Lung Group Ltd.	119,000	264,838
	Hang Lung Properties Ltd.	338,000	723,124
	Hang Seng Bank Ltd.	74,000	1,465,038
	Hanison Construction Holdings Ltd.	89,806	14,742
	Henderson Land Development Co. Ltd.	190,740	834,143
	HKR International Ltd.	371,600	149,265
	Hon Kwok Land Investment Co. Ltd.	26,000	9,404
*	Hong Kong ChaoShang Group Ltd.	8,000	901
	Hong Kong Ferry Holdings Co. Ltd.	99,000	99,192
	Hong Kong Technology Venture Co. Ltd.	214,000	198,309
	Hongkong Chinese Ltd.	58,000	4,262
Ω	Honma Golf Ltd.	11,500	5,022
*	Huafa Property Services Group Co. Ltd.	1,620,000	33,934
*	Hypebeast Ltd.	210,000	27,156

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	106,000	$325,378
	IGG, Inc.	570,000	356,651
*	Imagi International Holdings Ltd.	56,000	4,488
Ω	Impro Precision Industries Ltd.	96,000	23,756
	International Housewares Retail Co. Ltd.	136,000	46,478
	ITC Properties Group Ltd.	49,758	6,873
	Jacobson Pharma Corp. Ltd.	128,000	11,360
Ω	JS Global Lifestyle Co. Ltd.	192,000	306,827
	K Wah International Holdings Ltd.	572,000	223,947
	Karrie International Holdings Ltd.	132,000	26,179
	Kerry Logistics Network Ltd.	128,000	320,024
	Kerry Properties Ltd.	245,000	692,092
	Kowloon Development Co. Ltd.	234,000	314,589
*	Lai Sun Development Co. Ltd.	55,350	28,922
	Landsea Green Properties Co. Ltd.	96,000	3,692
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	114,250	12,355
*	Lifestyle International Holdings Ltd.	133,000	72,547
	Liu Chong Hing Investment Ltd.	96,000	96,817
	L'Occitane International SA	167,500	660,568
	Luk Fook Holdings International Ltd.	167,000	440,172
	Lung Kee Bermuda Holdings	44,000	21,909
	Man Wah Holdings Ltd.	386,400	597,368
	MECOM Power & Construction Ltd.	131,000	59,128
*	Melco Resorts & Entertainment Ltd., ADR	1,858	19,620
*	Midland Holdings Ltd.	251,026	30,071
	Modern Dental Group Ltd.	116,000	69,656
	MTR Corp. Ltd.	92,500	500,686
	NagaCorp Ltd.	416,000	331,247
	New World Development Co. Ltd.	400,000	1,632,924
#*	NewOcean Energy Holdings Ltd.	550,000	4,156
	NWS Holdings Ltd.	428,242	426,833
	Oriental Watch Holdings	142,476	79,826
*	Pacific Century Premium Developments Ltd.	162,000	12,090
	Pacific Textiles Holdings Ltd.	419,000	212,902
*	Paliburg Holdings Ltd.	52,000	14,569
	PC Partner Group Ltd.	44,000	66,543
	Pentamaster International Ltd.	126,000	17,885
	Perfect Medical Health Management Ltd.	183,000	114,716
	Pico Far East Holdings Ltd.	406,000	67,385
	Playmates Holdings Ltd.	90,000	9,122
*	Playmates Toys Ltd.	96,000	6,018
	Plover Bay Technologies Ltd.	32,000	15,221
	Power Assets Holdings Ltd.	353,000	2,169,046
	Prada SpA	152,700	933,737
*	PT International Development Co. Ltd.	390,000	12,793
*Ω	Razer, Inc.	882,000	259,803
*	Sa Sa International Holdings Ltd.	278,000	53,355
*Ω	Samsonite International SA	152,700	319,148
	SEA Holdings Ltd.	31,170	20,749
	Singamas Container Holdings Ltd.	276,000	41,027
	Sino Land Co. Ltd.	585,548	758,691
	Soundwill Holdings Ltd.	11,500	10,979
	Stella International Holdings Ltd.	159,500	177,485
	Sun Hung Kai & Co. Ltd.	89,000	47,753
	Sun Hung Kai Properties Ltd.	141,707	1,728,897
*	Suncorp Technologies Ltd.	290,000	12,425
	SUNeVision Holdings Ltd.	277,000	243,444
	Swire Properties Ltd.	70,200	187,134
#	TAI Cheung Holdings Ltd.	170,000	106,614

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tai Hing Group Holdings Ltd.	112,000	$18,624
	Tao Heung Holdings Ltd.	83,000	9,625
	Techtronic Industries Co. Ltd.	292,500	4,826,277
*	Television Broadcasts Ltd.	146,100	90,621
*	Theme International Holdings Ltd.	860,000	86,608
*	TOM Group Ltd.	360,000	41,670
*	Town Health International Medical Group Ltd.	592,000	28,573
	Tradelink Electronic Commerce Ltd.	156,000	23,414
*	Trendzon Holdings Group Ltd.	120,000	15,587
	United Laboratories International Holdings Ltd.	252,000	143,321
††	Untrade Convoy	528,000	2,120
	Untrade CW Group Holdings	85,500	0
	Untrade Gold Fin Holdings	44,000	0
	Value Partners Group Ltd.	528,000	260,401
*	Vobile Group Ltd.	184,000	126,077
	VSTECS Holdings Ltd.	308,400	305,506
	VTech Holdings Ltd.	43,700	345,616
	Wai Kee Holdings Ltd.	120,000	58,912
	Wang On Group Ltd.	2,940,000	29,847
	Wharf Real Estate Investment Co. Ltd.	220,000	1,046,327
#	Wing Tai Properties Ltd.	18,000	10,093
*	Xingye Alloy Materials Group Ltd.	73,000	10,493
	YTO Express Holdings Ltd.	72,000	25,661
#*	Yunfeng Financial Group Ltd.	28,000	6,171
#	Zensun Enterprises Ltd.	299,999	169,807
*	Zhaobangji Properties Holdings Ltd.	376,000	21,843
TOTAL HONG KONG			53,357,773
IRELAND — (0.5%)
*	AIB Group PLC	326,158	861,478
*	Bank of Ireland Group PLC	414,757	2,795,410
	Cairn Homes PLC	358,413	501,718
*	Datalex PLC	473	477
*	FBD Holdings PLC	9,900	114,536
*	Flutter Entertainment PLC	22,564	3,434,200
*Ω	Glenveagh Properties PLC	277,630	381,095
	Kingspan Group PLC	35,083	3,376,986
*	Permanent TSB Group Holdings PLC	23,545	44,545
	Smurfit Kappa Group PLC	122,519	6,457,440
TOTAL IRELAND			17,967,885
ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	5,179	12,501
	Afcon Holdings Ltd.	434	29,718
#	AFI Properties Ltd.	7,582	485,209
	Africa Israel Residences Ltd.	386	27,257
*	Airport City Ltd.	19,752	481,491
*	Allot Ltd.	5,136	47,214
	Alony Hetz Properties & Investments Ltd.	39,307	734,288
*	Alrov Properties & Lodgings Ltd.	1,315	80,938
	Amot Investments Ltd.	58,151	493,393
	Arad Ltd.	3,295	52,106
	Ashtrom Group Ltd.	6,992	195,884
	Atreyu Capital Markets Ltd.	692	13,904
	AudioCodes Ltd.	14,242	421,848
	Aura Investments Ltd.	31,019	79,414
	Automatic Bank Services Ltd.	1,674	14,103
*	Avgol Industries 1953 Ltd.	36,631	31,406

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	$158,534
	Azrieli Group Ltd.	2,180	197,105
	Bank Leumi Le-Israel BM	251,601	2,698,419
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,480	32,115
*	Bezeq The Israeli Telecommunication Corp. Ltd.	461,626	794,658
	Big Shopping Centers Ltd.	2,734	439,330
	Blue Square Real Estate Ltd.	1,148	103,991
*	Brack Capital Properties NV	663	110,146
	Carasso Motors Ltd.	14,778	100,892
*	Castro Model Ltd.	726	25,196
*	Clal Insurance Enterprises Holdings Ltd.	24,348	571,880
#*	Compugen Ltd.	6,256	22,001
	Danel Adir Yeoshua Ltd.	2,392	570,589
	Delek Automotive Systems Ltd.	22,115	339,076
	Delta Galil Industries Ltd.	4,072	254,709
	Dor Alon Energy in Israel 1988 Ltd.	1,244	38,115
	Duniec Brothers Ltd.	1,516	110,977
#	E&M Computing Ltd.	2,710	19,736
	Electra Consumer Products 1970 Ltd.	2,703	170,190
	Electra Ltd.	743	541,697
	Electra Real Estate Ltd.	1,369	29,979
*	Ellomay Capital Ltd.	1,044	26,489
	Energix-Renewable Energies Ltd.	51,661	206,150
#*	Enlight Renewable Energy Ltd.	222,778	502,756
	FMS Enterprises Migun Ltd.	2,021	61,574
	Formula Systems 1985 Ltd.	2,359	265,463
	Formula Systems 1985 Ltd., Sponsored ADR	1,306	148,270
	Fox Wizel Ltd.	3,238	629,138
	Gav-Yam Lands Corp. Ltd.	35,516	451,745
	Gilat Satellite Networks Ltd.	8,858	68,492
	Hadera Paper Ltd.	1,025	71,694
	Hamat Group Ltd.	3,178	29,717
	Harel Insurance Investments & Financial Services Ltd.	57,285	665,682
	Hilan Ltd.	3,413	219,977
	ICL Group Ltd.	56,668	512,478
	IDI Insurance Co. Ltd.	3,478	127,059
	IES Holdings Ltd.	199	21,096
	Ilex Medical Ltd.	1,084	58,099
	Inrom Construction Industries Ltd.	35,497	175,505
	Isracard Ltd.	85,561	474,196
	Israel Canada T.R Ltd.	22,976	142,920
	Israel Discount Bank Ltd., Class A	181,769	1,218,915
	Israel Land Development - Urban Renewal Ltd.	1,926	32,400
	Isras Investment Co. Ltd.	865	224,696
*	Kamada Ltd.	6,587	39,929
	Kerur Holdings Ltd.	1,061	30,029
	Klil Industries Ltd.	140	13,438
	Levinstein Properties Ltd.	392	16,869
	M Yochananof & Sons Ltd.	1,791	135,513
	Magic Software Enterprises Ltd.	25,564	491,177
	Malam - Team Ltd.	2,870	96,690
	Matrix IT Ltd.	13,031	364,278
	Maytronics Ltd.	9,928	212,759
	Mega Or Holdings Ltd.	3,376	153,668
*	Mehadrin Ltd.	180	10,510
*	Melisron Ltd.	7,618	671,131
	Menora Mivtachim Holdings Ltd.	10,987	270,062
	Migdal Insurance & Financial Holdings Ltd.	177,504	314,368
	Mivne Real Estate KD Ltd.	157,541	673,625

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mivtach Shamir Holdings Ltd.	1,476	$51,046
	Mizrahi Tefahot Bank Ltd.	24,767	957,431
*	Nice Ltd.	1,056	270,312
#*	Nice Ltd., Sponsored ADR	5,315	1,360,959
*	Nova Ltd.	4,175	488,611
	Novolog Ltd.	101,717	101,151
	NR Spuntech Industries Ltd.	3,315	7,605
*	Oil Refineries Ltd.	888,828	293,788
	One Software Technologies Ltd.	14,338	250,739
	Palram Industries 1990 Ltd.	1,658	25,724
*	Paz Oil Co. Ltd.	4,143	589,377
*	Perion Network Ltd.	8,697	172,086
	Phoenix Holdings Ltd.	88,490	1,056,490
	Plasson Industries Ltd.	1,135	84,977
	Prashkovsky Investments & Construction Ltd.	4,675	212,296
*	Priortech Ltd.	1,051	33,590
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	305,608
	Rapac Communication & Infrastructure Ltd.	1,869	18,003
	Raval Ics Ltd.	4,981	10,381
	Sano-Brunos Enterprises Ltd.	978	112,123
	Scope Metals Group Ltd.	3,768	158,050
	Shapir Engineering & Industry Ltd.	51,287	494,832
*	Shikun & Binui Ltd.	48,502	313,450
	Shufersal Ltd.	63,751	599,623
	Strauss Group Ltd.	10,925	362,436
*	Summit Real Estate Holdings Ltd.	8,875	219,961
	Suny Cellular Communication Ltd.	47,494	24,014
	Tadiran Group Ltd.	1,130	168,817
Ω	Tamar Petroleum Ltd.	15,509	36,747
	Tel Aviv Stock Exchange Ltd.	9,793	63,314
*	Tera Light Ltd.	10,987	26,696
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	161,289	1,359,666
	Tiv Taam Holdings 1 Ltd.	19,821	68,076
	Victory Supermarket Chain Ltd.	3,518	76,495
	Vitania Ltd.	1,695	16,622
	YH Dimri Construction & Development Ltd.	3,362	351,053
TOTAL ISRAEL			31,100,715
ITALY — (2.3%)
	A2A SpA	188,772	358,588
	ACEA SpA	32,542	657,689
*	Aeffe SpA	9,974	28,142
#	Alerion Cleanpower SpA	2,733	83,673
	Amplifon SpA	72,785	3,093,806
Ω	Anima Holding SpA	94,319	477,053
*	Arnoldo Mondadori Editore SpA	81,401	187,464
	Ascopiave SpA	43,623	178,193
	Assicurazioni Generali SpA	243,376	5,121,786
*	Atlantia SpA	130,053	2,413,169
	Autostrade Meridionali SpA	304	9,174
	Avio SpA	4,827	57,502
	Azimut Holding SpA	68,448	1,841,185
	Banca Generali SpA	36,905	1,486,369
	Banca IFIS SpA	9,820	197,081
	Banca Mediolanum SpA	114,345	1,111,537
#*	Banca Monte dei Paschi di Siena SpA	519	537
#Ω	Banca Sistema SpA	7,802	18,038
	Banco di Desio e della Brianza SpA	5,932	20,061
	BasicNet SpA	1,734	10,500

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Be Shaping The Future SpA	21,403	$60,741
	BF SpA	3,496	14,180
Ω	BFF Bank SpA	37,643	287,816
*	Biesse SpA	1,076	27,917
	BPER Banca	452,881	953,416
*	Brunello Cucinelli SpA	13,124	762,152
	Cairo Communication SpA	40,575	87,337
Ω	Carel Industries SpA	12,325	296,735
	Cembre SpA	302	10,406
*	CIR SpA-Compagnie Industriali	136,243	64,755
	CNH Industrial NV	172,286	2,625,999
	Credito Emiliano SpA	22,111	152,518
	Danieli & C Officine Meccaniche SpA	10,707	191,792
	Danieli & C Officine Meccaniche SpA	2,722	74,039
	Davide Campari-Milano NV	20,238	254,094
	De' Longhi SpA	17,554	604,938
	DiaSorin SpA	6,696	1,032,264
	Digital Bros SpA	2,171	69,014
*	Elica SpA	6,100	23,398
	Emak SpA	29,507	65,897
*Ω	Enav SpA	38,380	176,340
	Enel SpA	122,616	943,726
	Esprinet SpA	14,964	205,150
#*	Eurotech SpA	3,709	20,881
*	Exprivia SpA	5,998	14,181
	Ferrari NV	18,362	4,236,958
	Fila SpA	4,512	46,339
#*	Fincantieri SpA	63,031	40,354
	FinecoBank Banca Fineco SpA	203,505	3,421,380
*	FNM SpA	43,781	29,090
*	Garofalo Health Care SpA	1,780	9,793
	Gefran SpA	856	10,320
#*	Geox SpA	18,566	21,130
	Gruppo MutuiOnline SpA	7,943	378,070
	Hera SpA	439,879	1,828,742
*	Illimity Bank SpA	6,912	101,137
#*	IMMSI SpA	53,304	25,399
*	Intek Group SpA	109,260	56,928
	Interpump Group SpA	13,428	829,227
	Intesa Sanpaolo SpA	1,970,802	5,856,904
	Italgas SpA	212,924	1,412,628
	Italmobiliare SpA	3,302	118,130
*	Iveco Group NV	71,673	762,534
#*	IVS Group SA	2,471	16,105
*	Juventus Football Club SpA	144,287	61,678
	La Doria SpA	3,295	61,089
*	Leonardo SpA	146,882	1,060,896
	LU-VE SpA	2,541	63,894
	Maire Tecnimont SpA	67,483	322,289
	Mediobanca Banca di Credito Finanziario SpA	233,950	2,680,275
*	MFE-MediaForEurope NV, Class A	134,065	111,154
#	MFE-MediaForEurope NV, Class B	134,065	171,071
	Moncler SpA	67,443	4,328,462
*	Newlat Food SpA	3,068	25,358
#*Ω	Nexi SpA	58,367	853,761
	Openjobmetis SpA agenzia per il lavoro	1,095	14,656
*Ω	OVS SpA	96,927	269,306
	Pharmanutra SpA	1,465	108,724
	Piaggio & C SpA	76,959	246,356

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Piovan SpA	2,340	$29,515
*	Prima Industrie SpA	1,531	32,546
	Prysmian SpA	47,146	1,589,835
	Recordati Industria Chimica e Farmaceutica SpA	38,202	2,140,095
	Reply SpA	8,246	1,385,746
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	59,636
#	SAES Getters SpA	770	21,288
	SAES Getters SpA	500	9,573
*	Safilo Group SpA	24,798	41,962
#*	Saipem SpA	286,831	438,741
	Salcef SpA	3,496	94,707
#*	Salvatore Ferragamo SpA	25,394	544,162
	Sanlorenzo SpA/Ameglia	994	43,098
	Sesa SpA	4,382	792,558
	SIT SpA	806	8,621
	Snam SpA	233,161	1,306,559
	SOL SpA	18,629	398,483
	Stellantis NV	116,304	2,245,699
	Stellantis NV	78,264	1,509,713
	Tamburi Investment Partners SpA	25,548	260,116
Ω	Technogym SpA	47,176	402,622
	Telecom Italia SpA	1,921,018	905,336
	Telecom Italia SpA	1,068,081	476,970
	Telecom Italia SpA, Sponsored ADR	6,420	30,174
	Tenaris SA	6,392	78,027
#	Tenaris SA, ADR	60,349	1,471,309
	Terna - Rete Elettrica Nazionale	195,424	1,535,527
	Tinexta SpA	8,563	304,188
*	Tod's SpA	2,892	155,869
	TXT e-solutions SpA	2,388	23,847
	UniCredit SpA	177,896	2,827,375
#Ω	Unieuro SpA	9,248	198,022
	Unipol Gruppo SpA	168,219	946,354
	UnipolSai Assicurazioni SpA	160,989	470,039
#	Webuild SpA	12,528	26,243
TOTAL ITALY			78,755,925
JAPAN — (20.5%)
#	&Do Holdings Co. Ltd.	2,700	19,774
	77 Bank Ltd.	13,800	182,636
	A&A Material Corp.	800	6,237
	A&D Co. Ltd.	8,800	75,298
	ABC-Mart, Inc.	8,900	406,367
	Abist Co. Ltd.	500	12,601
*	Access Co. Ltd.	10,300	51,697
	Accrete, Inc.	1,700	15,080
	Achilles Corp.	7,700	82,953
	Acom Co. Ltd.	157,900	443,161
	AD Works Group Co. Ltd.	7,600	9,138
#	Adastria Co. Ltd.	11,900	178,297
	ADEKA Corp.	50,300	1,091,356
#	Ad-sol Nissin Corp.	3,000	41,273
	Advan Group Co. Ltd.	6,400	53,575
#	Advance Create Co. Ltd.	2,500	22,684
*	Advanced Media, Inc.	6,100	30,432
	Advantage Risk Management Co. Ltd.	1,200	8,151
	Advantest Corp.	32,300	2,749,135
	Aeon Co. Ltd.	106,099	2,417,694
#	Aeon Delight Co. Ltd.	8,900	240,881

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Fantasy Co. Ltd.	2,500	$41,941
	AEON Financial Service Co. Ltd.	37,700	395,676
#	Aeon Hokkaido Corp.	7,300	68,031
	Aeon Kyushu Co. Ltd.	600	11,434
#	Agro-Kanesho Co. Ltd.	4,400	47,609
	AGS Corp.	1,600	11,616
	Ai Holdings Corp.	5,400	83,689
*	AI inside, Inc.	600	23,327
	Aica Kogyo Co. Ltd.	7,800	214,897
	Aichi Corp.	13,000	92,117
	Aichi Steel Corp.	4,500	101,245
	Aichi Tokei Denki Co. Ltd.	3,600	57,480
	Aida Engineering Ltd.	26,500	242,442
	Aiful Corp.	102,800	308,765
	Aiming, Inc.	8,700	22,543
	Ain Holdings, Inc.	8,800	452,327
	Aiphone Co. Ltd.	3,600	68,325
	Air Water, Inc.	92,800	1,414,499
	Airport Facilities Co. Ltd.	7,900	37,561
#	Airtech Japan Ltd.	2,700	25,780
	Aisan Industry Co. Ltd.	14,500	87,135
#	AIT Corp.	7,400	94,309
	Ajis Co. Ltd.	2,400	54,677
	Akatsuki Corp.	6,800	20,928
	Akatsuki, Inc.	4,500	104,921
*	Akebono Brake Industry Co. Ltd.	30,700	45,746
#	Albis Co. Ltd.	2,400	45,465
	Alfresa Holdings Corp.	93,300	1,330,352
	Alinco, Inc.	5,700	47,323
	Alleanza Holdings Co. Ltd.	3,100	28,995
*	Allied Architects, Inc.	2,700	17,298
*	Allied Telesis Holdings KK	16,600	12,778
	Alpen Co. Ltd.	6,100	106,095
	Alpha Systems, Inc.	1,000	31,564
*	AlphaPolis Co. Ltd.	800	25,541
	Alps Alpine Co. Ltd.	47,216	514,960
	Alps Logistics Co. Ltd.	4,700	40,818
	Altech Corp.	13,900	218,410
	Amada Co. Ltd.	114,800	1,111,436
	Amano Corp.	11,700	234,695
	Amiyaki Tei Co. Ltd.	1,600	39,782
	Amvis Holdings, Inc.	2,400	93,023
	Anabuki Kosan, Inc.	2,300	38,656
	Anest Iwata Corp.	10,600	71,650
	Anicom Holdings, Inc.	16,100	102,232
	Anritsu Corp.	60,700	838,200
	Aohata Corp.	500	10,243
	AOKI Holdings, Inc.	10,100	51,561
	Aomori Bank Ltd.	5,300	88,182
*	Aoyama Trading Co. Ltd.	17,800	105,176
	Aoyama Zaisan Networks Co. Ltd.	15,000	167,206
	Aozora Bank Ltd.	21,700	487,879
	Apaman Co. Ltd.	1,700	6,920
	Arakawa Chemical Industries Ltd.	9,100	91,743
	Arata Corp.	6,200	216,579
	Arcland Service Holdings Co. Ltd.	3,700	70,226
	Arcs Co. Ltd.	17,923	336,904
	Ardepro Co. Ltd.	83,300	35,740
	Arealink Co. Ltd.	5,400	68,404

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Argo Graphics, Inc.	4,700	$128,333
	Arisawa Manufacturing Co. Ltd.	6,200	53,900
	Artiza Networks, Inc.	1,900	18,037
	Artnature, Inc.	6,400	39,015
#	ArtSpark Holdings, Inc.	12,100	75,474
*	Aruhi Corp.	19,100	191,591
	As One Corp.	8,400	416,196
	Asahi Broadcasting Group Holdings Corp.	4,000	24,436
#	Asahi Co. Ltd.	6,200	75,757
	Asahi Diamond Industrial Co. Ltd.	14,700	77,933
	Asahi Group Holdings Ltd.	63,200	2,579,868
	Asahi Holdings, Inc.	48,600	941,639
	Asahi Intelligence Service Co. Ltd.	700	7,619
	Asahi Kasei Corp.	534,600	5,280,737
	Asahi Kogyosha Co. Ltd.	2,800	69,601
#	Asahi Net, Inc.	7,400	38,808
	Asahi Yukizai Corp.	9,500	147,688
	Asante, Inc.	900	12,822
	Asanuma Corp.	2,500	118,218
	Asax Co. Ltd.	1,700	10,095
	Ascentech KK	900	5,553
	Asia Pile Holdings Corp.	3,100	11,927
	Asics Corp.	74,500	1,446,464
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	62,608
	ASKUL Corp.	21,200	258,740
	Astellas Pharma, Inc.	180,200	2,908,530
#	Astena Holdings Co. Ltd.	18,000	60,633
	Asteria Corp.	2,000	15,450
	Asti Corp.	500	7,616
	Atled Corp.	1,000	18,007
*	Atrae, Inc.	5,600	96,279
*	Atsugi Co. Ltd.	7,800	36,831
	Aucnet, Inc.	3,400	44,969
	Autobacs Seven Co. Ltd.	48,900	592,981
	Aval Data Corp.	2,000	44,434
	Avant Corp.	8,900	78,932
	Avantia Co. Ltd.	5,600	40,390
	Awa Bank Ltd.	8,100	159,479
	Axial Retailing, Inc.	7,600	216,302
	Azbil Corp.	16,700	655,938
	Bandai Namco Holdings, Inc.	25,500	1,792,348
	Bando Chemical Industries Ltd.	8,500	64,627
	Bank of Kyoto Ltd.	10,800	503,525
	Bank of Nagoya Ltd.	2,600	67,503
	Baroque Japan Ltd.	6,000	46,901
	Base Co. Ltd.	500	17,866
	BayCurrent Consulting, Inc.	4,800	1,821,689
#	Beauty Garage, Inc.	1,900	47,353
	Beenos, Inc.	6,500	103,119
	Belc Co. Ltd.	4,700	220,687
	Bell System24 Holdings, Inc.	19,100	235,881
	Belluna Co. Ltd.	21,500	136,048
	Benefit One, Inc.	28,400	863,738
	Benesse Holdings, Inc.	29,500	575,315
	BeNext-Yumeshin Group Co.	18,659	254,536
#*	Bengo4.com, Inc.	3,100	130,358
#	Bic Camera, Inc.	29,200	255,055
	BML, Inc.	11,100	337,368
	Bookoff Group Holdings Ltd.	2,900	25,871

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bourbon Corp.	1,500	$29,616
	BP Castrol KK	2,500	28,413
	Br Holdings Corp.	7,800	24,601
*	BrainPad, Inc.	7,200	70,292
	Broadband Tower, Inc.	8,200	12,865
	Broadleaf Co. Ltd.	38,700	118,124
	Broccoli Co. Ltd.	2,300	22,588
	Brother Industries Ltd.	43,500	801,099
	Bull-Dog Sauce Co. Ltd.	1,100	18,798
	Bunka Shutter Co. Ltd.	27,200	248,770
	Business Brain Showa-Ota, Inc.	4,200	71,938
#	Business Engineering Corp.	1,200	36,294
	BuySell Technologies Co. Ltd.	500	10,996
	C Uyemura & Co. Ltd.	6,800	335,900
	CAC Holdings Corp.	5,100	58,696
	Calbee, Inc.	20,000	460,355
#	Can Do Co. Ltd.	360	6,175
	Canare Electric Co. Ltd.	1,800	23,726
	Canon Marketing Japan, Inc.	17,700	361,506
#	Canon, Inc., Sponsored ADR	14,250	338,010
	Canon, Inc.	41,700	986,235
	Capcom Co. Ltd.	38,600	931,833
*	CareerIndex, Inc.	1,700	11,150
	Careerlink Co. Ltd.	4,900	69,597
	Carenet, Inc.	13,100	90,786
	Carlit Holdings Co. Ltd.	8,500	50,194
	Carta Holdings, Inc.	3,400	56,706
	Casa, Inc.	3,100	22,384
	Casio Computer Co. Ltd.	58,800	735,406
	Cawachi Ltd.	6,000	120,671
	CDS Co. Ltd.	300	4,166
	CE Holdings Co. Ltd.	1,900	8,170
#*	CellSource Co. Ltd.	2,000	67,305
	Central Automotive Products Ltd.	3,300	72,030
	Central Japan Railway Co.	8,455	1,109,386
#	Central Security Patrols Co. Ltd.	3,900	78,159
	Central Sports Co. Ltd.	1,100	23,323
#	Ceres, Inc.	4,600	75,702
	Charle Co. Ltd.	1,900	9,162
	Charm Care Corp. KK	5,300	53,055
#	CHIeru Co. Ltd.	800	7,231
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	44,358
#	Chino Corp.	3,100	44,439
	Chiyoda Co. Ltd.	8,300	55,491
*	Chiyoda Corp.	54,200	159,996
	Chiyoda Integre Co. Ltd.	2,700	43,181
	Chofu Seisakusho Co. Ltd.	5,400	92,569
	Chori Co. Ltd.	6,100	94,056
	Chubu Shiryo Co. Ltd.	7,400	65,763
	Chudenko Corp.	14,100	260,440
#	Chuetsu Pulp & Paper Co. Ltd.	3,700	31,584
	Chugai Pharmaceutical Co. Ltd.	102,500	3,329,176
	Chugai Ro Co. Ltd.	3,400	47,806
	Chugoku Bank Ltd.	37,300	304,175
	Chugoku Marine Paints Ltd.	25,900	207,810
	Chuo Spring Co. Ltd.	3,700	24,255
	CI Takiron Corp.	29,600	142,030
	Citizen Watch Co. Ltd.	68,500	293,209
	CKD Corp.	15,100	278,752

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CK-San-Etsu Co. Ltd.	1,800	$62,326
	CL Holdings, Inc.	2,400	24,365
	Cleanup Corp.	7,400	34,424
	CMIC Holdings Co. Ltd.	4,200	54,355
	Coca-Cola Bottlers Japan Holdings, Inc.	39,300	461,003
	COLOPL, Inc.	17,600	96,913
	Colowide Co. Ltd.	5,100	73,690
	Computer Engineering & Consulting Ltd.	10,700	100,031
	Computer Institute of Japan Ltd.	4,600	31,981
	COMSYS Holdings Corp.	61,921	1,473,361
	Comture Corp.	10,400	253,753
	CONEXIO Corp.	10,500	126,742
	Core Corp.	1,700	22,587
#	Corona Corp.	6,600	51,004
	Cosel Co. Ltd.	13,300	95,072
	Cosmos Pharmaceutical Corp.	4,300	537,004
	Cota Co. Ltd.	5,212	71,313
#	CRE, Inc.	8,400	123,776
	Create Restaurants Holdings, Inc.	21,700	139,091
	Create SD Holdings Co. Ltd.	11,400	307,677
	Creek & River Co. Ltd.	8,200	128,165
	Cresco Ltd.	6,000	93,159
*	CROOZ, Inc.	4,000	28,681
	CTI Engineering Co. Ltd.	5,900	123,200
	CTS Co. Ltd.	8,700	58,829
	Cube System, Inc.	2,900	23,478
	Curves Holdings Co. Ltd.	10,400	63,474
	CyberAgent, Inc.	88,700	1,034,260
	Cyberlinks Co. Ltd.	2,900	21,949
	Cybernet Systems Co. Ltd.	9,900	55,266
	Cybozu, Inc.	9,400	116,606
	Dai Nippon Printing Co. Ltd.	20,900	501,707
	Dai Nippon Toryo Co. Ltd.	14,600	102,481
	Daibiru Corp.	13,900	266,998
	Daicel Corp.	40,400	298,006
	Dai-Dan Co. Ltd.	8,700	171,167
	Daido Kogyo Co. Ltd.	2,300	18,372
	Daido Steel Co. Ltd.	13,900	537,143
*	Daidoh Ltd.	5,000	6,052
	Daifuku Co. Ltd.	17,600	1,221,876
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	44,414
	Daihen Corp.	7,800	278,751
#	Daiho Corp.	5,800	185,017
	Dai-Ichi Cutter Kogyo KK	3,000	36,388
	Daiichi Jitsugyo Co. Ltd.	3,400	124,008
	Daiichi Kensetsu Corp.	2,300	35,568
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	85,899
	Dai-ichi Life Holdings, Inc.	112,400	2,530,062
	Daiichi Sankyo Co. Ltd.	87,200	1,959,383
	Daiken Corp.	7,000	129,099
	Daiken Medical Co. Ltd.	1,900	8,688
	Daiki Aluminium Industry Co. Ltd.	15,900	218,155
	Daikin Industries Ltd.	24,100	5,059,651
	Daikoku Denki Co. Ltd.	2,000	21,052
#	Daikokutenbussan Co. Ltd.	2,800	109,960
	Dainichi Co. Ltd.	5,700	35,828
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	165,985
*	Daiohs Corp.	1,000	8,683
	Daiseki Co. Ltd.	6,680	267,604

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	9,700	$224,918
#	Daisue Construction Co. Ltd.	3,700	41,974
	Daito Chemix Corp.	6,800	54,479
	Daito Pharmaceutical Co. Ltd.	3,600	87,322
	Daito Trust Construction Co. Ltd.	27,200	3,118,930
	Daiwa House Industry Co. Ltd.	116,300	3,394,002
	Daiwa Industries Ltd.	13,400	131,946
	Daiwa Securities Group, Inc.	132,900	800,815
	Daiwabo Holdings Co. Ltd.	43,400	620,514
	DATA HORIZON Co. Ltd.	1,500	18,504
	Dawn Corp.	500	7,172
	DCM Holdings Co. Ltd.	54,000	512,514
	Dear Life Co. Ltd.	18,200	83,287
	Delica Foods Holdings Co. Ltd.	2,200	10,385
	DeNA Co. Ltd.	34,500	536,480
	Denka Co. Ltd.	11,100	390,922
#	Densan System Holdings Co. Ltd.	3,700	83,803
	Denso Corp.	45,400	3,388,369
	Dentsu Group, Inc.	45,000	1,558,430
	Denyo Co. Ltd.	8,200	120,646
*	Descente Ltd.	7,400	230,584
	Dexerials Corp.	15,900	437,213
	Diamond Electric Holdings Co. Ltd.	1,400	12,843
	DIC Corp.	41,800	1,072,391
	Digital Arts, Inc.	4,300	253,346
	Digital Garage, Inc.	15,100	534,204
	Digital Hearts Holdings Co. Ltd.	5,000	75,329
*	Digital Holdings, Inc.	8,300	93,681
	Digital Information Technologies Corp.	1,800	18,590
#	Dip Corp.	16,200	512,883
	Direct Marketing MiX, Inc.	6,600	81,318
	Disco Corp.	3,200	879,852
	DKK Co. Ltd.	3,700	75,081
	DKK-Toa Corp.	1,600	12,596
	DKS Co. Ltd.	3,900	100,387
	DMG Mori Co. Ltd.	67,200	1,066,316
	DMW Corp.	300	9,324
	Doshisha Co. Ltd.	10,300	136,397
	Double Standard, Inc.	1,000	21,142
	Doutor Nichires Holdings Co. Ltd.	8,200	114,221
	Dowa Holdings Co. Ltd.	27,800	1,205,235
*	Drecom Co. Ltd.	4,200	15,264
	DTS Corp.	17,100	364,899
	Duskin Co. Ltd.	17,500	420,554
	Dvx, Inc.	1,300	11,553
#	DyDo Group Holdings, Inc.	3,900	161,131
	Eagle Industry Co. Ltd.	8,400	80,538
	East Japan Railway Co.	17,400	993,590
	EAT & Holdings Co. Ltd.	1,300	26,074
	Ebara Corp.	28,700	1,406,634
	Ebara Foods Industry, Inc.	1,900	46,653
	Ebara Jitsugyo Co. Ltd.	4,400	82,893
	Ebase Co. Ltd.	6,500	28,891
#	Eco's Co. Ltd.	5,100	90,604
	EDION Corp.	34,000	317,281
#	EF-ON, Inc.	8,900	41,158
	eGuarantee, Inc.	9,400	154,664
	E-Guardian, Inc.	4,600	113,059
	Eidai Co. Ltd.	3,400	9,011

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eiken Chemical Co. Ltd.	7,000	$104,930
	Eisai Co. Ltd.	28,300	1,417,406
	Eizo Corp.	7,700	264,838
#	EJ Holdings, Inc.	5,000	50,657
	Elan Corp.	1,300	11,435
	Elecom Co. Ltd.	14,000	169,446
	Elematec Corp.	9,400	85,405
	Endo Lighting Corp.	4,900	43,184
	Enigmo, Inc.	12,800	69,284
	en-japan, Inc.	22,500	542,298
#	Entrust, Inc.	2,900	16,638
#	eRex Co. Ltd.	15,400	203,527
	ERI Holdings Co. Ltd.	800	8,013
	ES-Con Japan Ltd.	10,900	72,666
	Escrow Agent Japan, Inc.	10,000	15,264
	Eslead Corp.	4,000	59,538
	ESPEC Corp.	4,200	74,612
	Exedy Corp.	12,600	184,956
#	Ezaki Glico Co. Ltd.	16,100	521,999
	F&M Co. Ltd.	3,000	46,190
#	Faith, Inc.	2,300	13,265
	FALCO HOLDINGS Co. Ltd.	4,200	75,144
	FAN Communications, Inc.	18,100	59,720
	Fancl Corp.	37,100	944,880
	FANUC Corp.	11,400	2,254,331
	Fast Retailing Co. Ltd.	10,900	6,414,266
	FCC Co. Ltd.	16,600	213,464
#*	FDK Corp.	4,100	30,059
	Felissimo Corp.	1,200	12,862
#	Ferrotec Holdings Corp.	9,700	242,060
*	FFRI Security, Inc.	1,900	16,703
	Fibergate, Inc.	3,100	29,001
	Fields Corp.	3,500	14,929
	FINDEX, Inc.	5,100	41,915
#	First Brothers Co. Ltd.	900	6,046
	First Juken Co. Ltd.	3,400	34,942
	Fixstars Corp.	3,700	23,729
#	FJ Next Holdings Co. Ltd.	8,800	75,722
	Focus Systems Corp.	3,300	26,248
	Food & Life Cos. Ltd.	23,200	695,120
#	Forum Engineering, Inc.	2,600	19,270
	Forval Corp.	1,100	8,529
	Foster Electric Co. Ltd.	6,000	38,648
	FP Corp.	25,700	825,485
	France Bed Holdings Co. Ltd.	6,300	48,879
*	FreakOut Holdings, Inc.	1,100	12,713
	Freund Corp.	3,700	23,934
#*	Fronteo, Inc.	9,500	210,223
	F-Tech, Inc.	3,400	16,062
	FTGroup Co. Ltd.	2,400	24,486
	Fudo Tetra Corp.	4,900	68,810
	Fuji Co. Ltd.	6,500	107,332
	Fuji Corp.	23,200	535,526
	Fuji Corp.	5,500	55,207
	Fuji Corp. Ltd.	11,500	64,698
	Fuji Die Co. Ltd.	1,600	8,728
	Fuji Electric Co. Ltd.	14,700	785,660
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	40,443
	Fuji Kosan Co. Ltd.	2,800	24,340

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Kyuko Co. Ltd.	1,400	$50,247
	Fuji Media Holdings, Inc.	18,300	184,632
#	Fuji Oil Co. Ltd.	21,300	45,844
	Fuji Seal International, Inc.	28,300	532,183
	Fuji Soft, Inc.	9,300	389,623
	FUJIFILM Holdings Corp.	17,700	1,186,537
	Fujikura Kasei Co. Ltd.	16,600	69,435
*	Fujikura Ltd.	110,000	594,789
	Fujimi, Inc.	1,500	90,818
	Fujimori Kogyo Co. Ltd.	7,800	277,256
	Fujishoji Co. Ltd.	2,500	18,588
	Fujitec Co. Ltd.	20,000	475,690
	Fujitsu General Ltd.	23,600	478,914
	Fujitsu Ltd.	21,800	2,881,923
	Fukuda Corp.	2,100	78,808
	Fukuda Denshi Co. Ltd.	2,400	173,408
	Fukui Computer Holdings, Inc.	4,400	114,735
	Fukushima Galilei Co. Ltd.	3,400	124,855
	Fukuyama Transporting Co. Ltd.	7,300	229,763
	FULLCAST Holdings Co. Ltd.	13,400	252,131
	Funai Soken Holdings, Inc.	13,550	280,819
	Furukawa Battery Co. Ltd.	2,000	22,293
	Furukawa Co. Ltd.	15,100	169,029
	Furukawa Electric Co. Ltd.	17,500	359,965
	Furuno Electric Co. Ltd.	9,100	79,887
	Furyu Corp.	10,100	112,570
	Fuso Chemical Co. Ltd.	7,600	297,342
	Fuso Pharmaceutical Industries Ltd.	1,300	23,847
	Futaba Corp.	11,500	67,464
	Futaba Industrial Co. Ltd.	26,800	97,224
	Future Corp.	16,200	207,842
	Fuyo General Lease Co. Ltd.	12,200	809,210
	G-7 Holdings, Inc.	9,400	113,538
	Gakkyusha Co. Ltd.	3,400	44,990
	Gecoss Corp.	7,500	52,366
	geechs, Inc.	800	9,517
	Genki Sushi Co. Ltd.	2,600	55,554
	Genky DrugStores Co. Ltd.	4,300	134,935
	Geo Holdings Corp.	13,700	135,327
	Gift, Inc.	1,000	20,421
*	giftee, Inc.	3,800	40,370
#	Gig Works, Inc.	3,500	12,204
	Giken Ltd.	400	13,652
	GL Sciences, Inc.	1,000	24,178
	GLOBERIDE, Inc.	7,900	190,149
	Glory Ltd.	25,900	487,041
#	GMO Financial Holdings, Inc.	17,700	132,515
	GMO GlobalSign Holdings KK	2,700	78,954
	GMO internet, Inc.	35,700	763,823
	GMO Payment Gateway, Inc.	9,100	798,541
#*	GNI Group Ltd.	3,600	32,860
	Goldcrest Co. Ltd.	9,300	145,803
#	Goldwin, Inc.	14,500	752,638
	Golf Digest Online, Inc.	5,400	49,625
	Good Com Asset Co. Ltd.	2,400	22,501
	Grandy House Corp.	7,300	31,616
	gremz, Inc.	3,300	55,442
	GS Yuasa Corp.	17,400	372,253
	GSI Creos Corp.	3,600	37,534

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	G-Tekt Corp.	11,100	$133,486
	Gun-Ei Chemical Industry Co. Ltd.	2,100	65,173
*	GungHo Online Entertainment, Inc.	23,810	499,994
	Gunma Bank Ltd.	94,000	308,852
*	Gunosy, Inc.	4,400	28,578
	H.U. Group Holdings, Inc.	27,200	690,823
	H2O Retailing Corp.	41,460	286,830
	HABA Laboratories, Inc.	700	14,019
	Hachijuni Bank Ltd.	90,100	332,702
	Hagihara Industries, Inc.	6,700	69,277
	Hagoromo Foods Corp.	700	19,301
	Hakudo Co. Ltd.	3,100	73,102
	Hakuhodo DY Holdings, Inc.	82,800	1,268,308
	Hakuto Co. Ltd.	6,500	144,488
	Halows Co. Ltd.	3,900	93,713
	Hamakyorex Co. Ltd.	4,200	104,355
	Hamamatsu Photonics KK	12,500	639,516
	Hamee Corp.	1,600	14,312
	Hankyu Hanshin Holdings, Inc.	21,300	620,287
	Hanwa Co. Ltd.	24,300	667,335
	Happinet Corp.	11,900	155,657
	Hard Off Corp. Co. Ltd.	4,300	27,899
	Harima Chemicals Group, Inc.	7,600	54,428
#	Harmonic Drive Systems, Inc.	5,800	229,406
	Haruyama Holdings, Inc.	2,900	12,755
	Haseko Corp.	189,600	2,407,457
#	Hashimoto Sogyo Holdings Co. Ltd.	2,400	40,616
	Hazama Ando Corp.	79,800	610,636
	Heiwa Corp.	14,600	233,483
	Heiwa Real Estate Co. Ltd.	10,800	368,930
	Heiwado Co. Ltd.	11,700	197,125
	Helios Techno Holding Co. Ltd.	4,500	11,627
*	Hennge KK	4,600	51,159
	Hibino Corp.	1,100	15,253
	Hibiya Engineering Ltd.	7,600	125,062
	Hikari Tsushin, Inc.	3,900	468,253
	HI-LEX Corp.	3,900	46,886
	Himacs Ltd.	1,080	11,017
#	Himaraya Co. Ltd.	1,100	9,444
	Hino Motors Ltd.	74,600	648,454
	Hinokiya Group Co. Ltd.	2,600	45,926
	Hioki EE Corp.	2,200	127,813
	Hirakawa Hewtech Corp.	4,700	46,261
	Hirano Tecseed Co. Ltd.	2,700	60,608
	Hirata Corp.	2,800	141,150
	Hirose Electric Co. Ltd.	2,025	301,842
	Hirose Tusyo, Inc.	800	15,129
	Hiroshima Gas Co. Ltd.	21,200	66,811
	Hisaka Works Ltd.	8,100	58,585
	Hisamitsu Pharmaceutical Co., Inc.	13,600	414,363
	Hitachi Construction Machinery Co. Ltd.	20,600	523,802
	Hitachi Ltd.	85,100	4,423,158
#	Hitachi Ltd., ADR	3,100	322,214
*	Hitachi Metals Ltd.	29,210	526,735
	Hitachi Transport System Ltd.	19,400	889,451
	Hitachi Zosen Corp.	85,200	567,245
	Hito Communications Holdings, Inc.	2,000	36,076
	Hochiki Corp.	4,700	49,068
	Hodogaya Chemical Co. Ltd.	2,700	128,639

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hogy Medical Co. Ltd.	5,300	$142,540
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	38,216
	Hokkaido Gas Co. Ltd.	6,500	84,843
	Hokkan Holdings Ltd.	4,700	57,649
	Hokko Chemical Industry Co. Ltd.	10,800	74,926
	Hokkoku Financial Holdings, Inc.	5,500	141,509
#	Hokuetsu Corp.	56,100	372,120
	Hokuetsu Industries Co. Ltd.	9,300	74,174
	Hokuriku Electric Industry Co. Ltd.	1,800	20,041
#	Hokuriku Electrical Construction Co. Ltd.	7,319	50,994
	Honda Motor Co. Ltd., Sponsored ADR	24,756	731,540
	Honda Motor Co. Ltd.	116,100	3,419,467
	Honda Tsushin Kogyo Co. Ltd.	3,200	11,535
	H-One Co. Ltd.	6,200	35,048
	Honeys Holdings Co. Ltd.	8,600	77,448
	Hoosiers Holdings	13,800	82,677
	Horiba Ltd.	14,400	775,097
	Hoshizaki Corp.	6,700	495,092
	Hosokawa Micron Corp.	4,000	101,656
#	Hotland Co. Ltd.	5,300	57,016
*	Hotto Link, Inc.	3,600	22,802
	House Foods Group, Inc.	17,700	454,844
	Howa Machinery Ltd.	5,000	33,870
#*	HPC Systems, Inc.	1,000	17,719
	HS Holdings Co. Ltd.	4,800	48,112
	Hulic Co. Ltd.	110,000	1,063,222
	Hyakugo Bank Ltd.	50,600	156,193
	Hyakujushi Bank Ltd.	5,800	80,052
	IBJ, Inc.	8,500	55,345
	Ichibanya Co. Ltd.	2,100	84,201
	Ichigo, Inc.	117,200	288,186
	Ichiken Co. Ltd.	2,800	45,376
	Ichikoh Industries Ltd.	15,100	66,459
	Ichinen Holdings Co. Ltd.	10,700	118,879
	Icom, Inc.	3,400	69,586
#	ID Holdings Corp.	5,599	40,914
	Idec Corp.	12,900	274,804
	IDOM, Inc.	34,200	197,215
	Ihara Science Corp.	1,300	25,517
	IHI Corp.	67,200	1,356,982
	Iida Group Holdings Co. Ltd.	41,820	870,049
	IJTT Co. Ltd.	3,900	20,001
	Ikegami Tsushinki Co. Ltd.	1,000	5,644
	I'll, Inc.	3,300	36,140
*	Imagica Group, Inc.	6,500	34,006
	Imagineer Co. Ltd.	900	7,544
	Imasen Electric Industrial	2,900	15,150
	i-mobile Co. Ltd.	2,400	23,781
#*	Impact HD, Inc.	2,500	58,876
	Imuraya Group Co. Ltd.	1,400	27,141
	Inaba Denki Sangyo Co. Ltd.	20,600	477,388
#	Inaba Seisakusho Co. Ltd.	4,300	47,548
	Inageya Co. Ltd.	5,900	71,977
*	I-NE Co. Ltd.	1,200	27,997
	Ines Corp.	7,500	97,805
	I-Net Corp.	2,600	29,241
	Infocom Corp.	12,200	194,413
	Infomart Corp.	73,600	427,762
	Information Services International-Dentsu Ltd.	10,000	311,759

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	76,680	$706,594
	Innotech Corp.	2,000	24,930
	Insource Co. Ltd.	7,250	115,920
	Intage Holdings, Inc.	17,900	273,494
	Intelligent Wave, Inc.	3,200	14,476
	Inter Action Corp.	2,300	39,038
	Inui Global Logistics Co. Ltd.	3,000	60,806
	I-O Data Device, Inc.	5,200	34,348
	IPS, Inc.	1,600	25,461
	IR Japan Holdings Ltd.	5,500	244,934
#	I'rom Group Co. Ltd.	1,500	19,425
	ISB Corp.	3,500	27,911
	Ise Chemicals Corp.	900	29,363
	Iseki & Co. Ltd.	7,400	85,826
	Isetan Mitsukoshi Holdings Ltd.	110,540	868,940
#	Ishihara Chemical Co. Ltd.	7,100	78,568
	Ishihara Sangyo Kaisha Ltd.	6,700	66,866
	Ishii Iron Works Co. Ltd.	500	13,043
*	Ishizuka Glass Co. Ltd.	1,300	22,905
	Isolite Insulating Products Co. Ltd.	1,800	18,841
	Isuzu Motors Ltd.	176,500	2,162,125
#*	ITbook Holdings Co. Ltd.	3,300	10,454
	Itfor, Inc.	15,000	98,244
	ITmedia, Inc.	3,800	52,544
	Ito En Ltd.	17,000	915,689
	Itochu Enex Co. Ltd.	37,500	327,593
	Itochu Techno-Solutions Corp.	18,100	493,770
	Itochu-Shokuhin Co. Ltd.	2,700	114,394
	Itoki Corp.	17,500	52,487
	Iwaki Co. Ltd.	4,300	37,622
	Iwasaki Electric Co. Ltd.	3,100	61,631
	Iwatani Corp.	26,000	1,225,736
	Iwatsu Electric Co. Ltd.	1,800	12,910
	Iwatsuka Confectionery Co. Ltd.	800	26,950
	Iyo Bank Ltd.	57,000	295,867
	Izumi Co. Ltd.	14,300	395,562
	J Front Retailing Co. Ltd.	63,500	569,677
	JAC Recruitment Co. Ltd.	10,500	182,556
	Jaccs Co. Ltd.	8,900	240,821
	Jafco Group Co. Ltd.	35,400	565,259
#*	Jalux, Inc.	2,500	55,641
#*	Jamco Corp.	1,600	11,433
	JANOME Corp.	3,900	24,931
*	Japan Airport Terminal Co. Ltd.	5,100	220,975
#*	Japan Animal Referral Medical Center Co. Ltd.	600	9,099
*	Japan Asset Marketing Co. Ltd.	39,200	55,631
	Japan Aviation Electronics Industry Ltd.	11,500	183,794
	Japan Best Rescue System Co. Ltd.	6,900	52,306
*	Japan Cash Machine Co. Ltd.	6,000	33,108
*	Japan Communications, Inc.	15,200	21,921
*	Japan Display, Inc.	48,200	15,578
	Japan Electronic Materials Corp.	4,500	99,162
	Japan Elevator Service Holdings Co. Ltd.	18,600	267,955
#	Japan Foundation Engineering Co. Ltd.	11,300	58,555
*	Japan Hospice Holdings, Inc.	600	8,886
	Japan Investment Adviser Co. Ltd.	4,100	38,364
	Japan Lifeline Co. Ltd.	27,700	242,495
	Japan Material Co. Ltd.	17,200	251,394
	Japan Medical Dynamic Marketing, Inc.	4,600	60,116

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Post Insurance Co. Ltd.	50,600	$887,203
	Japan Property Management Center Co. Ltd.	3,900	33,240
	Japan Pulp & Paper Co. Ltd.	4,600	160,208
	Japan Pure Chemical Co. Ltd.	1,900	41,948
	Japan Securities Finance Co. Ltd.	39,200	318,594
	Japan Steel Works Ltd.	11,400	378,987
#	Japan System Techniques Co. Ltd.	1,700	31,774
	Japan Wool Textile Co. Ltd.	18,700	143,122
	Jastec Co. Ltd.	2,900	26,130
	JBCC Holdings, Inc.	2,600	36,445
	JCR Pharmaceuticals Co. Ltd.	25,200	443,854
	JCU Corp.	11,700	507,914
	JDC Corp.	15,700	72,601
	Jeol Ltd.	8,800	479,797
	JFE Systems, Inc.	2,100	38,242
	JGC Holdings Corp.	95,900	942,339
*	JIG-SAW, Inc.	300	13,257
*	Jimoty, Inc.	500	10,613
	JINS Holdings, Inc.	3,800	234,917
	JINUSHI Co. Ltd.	6,900	102,738
	JK Holdings Co. Ltd.	5,600	53,696
#	JM Holdings Co. Ltd.	5,400	76,427
*	JMDC, Inc.	6,900	320,232
	JNS Holdings, Inc.	1,700	5,982
#*	Joban Kosan Co. Ltd.	1,000	11,820
	Joshin Denki Co. Ltd.	7,400	134,859
#	Joyful Honda Co. Ltd.	19,300	256,963
	JP-Holdings, Inc.	25,000	50,963
	JSB Co. Ltd.	1,200	29,422
	JSP Corp.	7,700	108,079
	JSR Corp.	21,700	719,316
	J-Stream, Inc.	4,400	24,022
	JTEKT Corp.	48,000	417,538
	Juki Corp.	10,400	70,049
	Juroku Financial Group, Inc.	6,900	137,197
	Justsystems Corp.	12,900	558,340
	JVCKenwood Corp.	83,620	128,793
	K&O Energy Group, Inc.	9,200	120,755
	Kadokawa Corp.	21,603	448,559
	Kadoya Sesame Mills, Inc.	500	17,683
	Kaga Electronics Co. Ltd.	6,300	163,225
	Kagome Co. Ltd.	15,200	395,525
	Kajima Corp.	146,201	1,765,764
	Kakaku.com, Inc.	25,800	534,358
	Kaken Pharmaceutical Co. Ltd.	10,600	379,039
#*	Kamakura Shinsho Ltd.	6,300	28,082
	Kamigumi Co. Ltd.	34,800	672,457
	Kanaden Corp.	7,800	70,002
	Kanagawa Chuo Kotsu Co. Ltd.	1,900	54,971
	Kanamic Network Co. Ltd.	7,600	30,034
	Kanamoto Co. Ltd.	13,600	264,445
	Kandenko Co. Ltd.	47,700	354,916
	Kaneka Corp.	21,100	687,331
	Kaneko Seeds Co. Ltd.	3,700	48,389
	Kanematsu Corp.	34,500	375,304
	Kanematsu Electronics Ltd.	5,400	178,144
	Kanemi Co. Ltd.	1,000	24,370
	Kansai Paint Co. Ltd.	21,700	450,444
#	Kansai Super Market Ltd.	5,300	47,248

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co. Ltd.	8,400	$80,436
	Kao Corp.	46,200	2,308,686
*	Kasai Kogyo Co. Ltd.	9,100	23,721
	Katakura Industries Co. Ltd.	9,000	178,781
	Katitas Co. Ltd.	23,900	728,975
	Kato Sangyo Co. Ltd.	11,000	314,927
#	Kato Works Co. Ltd.	3,900	27,949
	Kawada Technologies, Inc.	900	30,374
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,100	55,369
	Kawasaki Heavy Industries Ltd.	69,000	1,337,120
	KDDI Corp.	323,200	10,325,821
	KeePer Technical Laboratory Co. Ltd.	6,600	108,893
	Keihan Holdings Co. Ltd.	16,200	375,662
	Keihanshin Building Co. Ltd.	5,400	62,505
	Keikyu Corp.	71,100	727,695
	Keio Corp.	11,900	535,269
	Keisei Electric Railway Co. Ltd.	11,800	333,009
	KEIWA, Inc.	300	14,203
	Keiyo Bank Ltd.	26,200	109,247
	Keiyo Co. Ltd.	15,600	117,011
	Kewpie Corp.	42,300	872,633
	Keyence Corp.	13,200	6,770,576
	KFC Ltd.	1,100	17,025
	KH Neochem Co. Ltd.	11,500	294,994
	Kikkoman Corp.	19,000	1,436,170
	Kimoto Co. Ltd.	12,900	24,017
	Kimura Chemical Plants Co. Ltd.	4,600	29,457
	Kinden Corp.	40,000	571,765
	King Jim Co. Ltd.	4,300	33,046
*	Kintetsu Department Store Co. Ltd.	1,300	30,054
*	Kintetsu Group Holdings Co. Ltd.	12,700	369,005
	Kintetsu World Express, Inc.	28,900	718,989
	Kirin Holdings Co. Ltd.	75,900	1,216,536
	Kissei Pharmaceutical Co. Ltd.	5,800	117,112
	Kitagawa Corp.	1,700	20,417
	Kitano Construction Corp.	1,200	22,128
#	Kitanotatsujin Corp.	43,000	83,365
	Kito Corp.	11,000	164,352
	Kitz Corp.	23,100	134,295
	Kiyo Bank Ltd.	15,000	187,581
*	KLab, Inc.	14,700	56,170
	Koa Shoji Holdings Co. Ltd.	1,600	8,368
	Koatsu Gas Kogyo Co. Ltd.	12,400	80,857
	Kobayashi Pharmaceutical Co. Ltd.	6,700	521,749
	Kobe Bussan Co. Ltd.	27,000	840,494
*	Kobe Electric Railway Co. Ltd.	900	24,931
	Kobe Steel Ltd.	4,365	20,836
	Koei Chemical Co. Ltd.	500	10,195
	Koei Tecmo Holdings Co. Ltd.	9,700	350,913
	Kohnan Shoji Co. Ltd.	10,700	317,304
	Kohsoku Corp.	6,000	79,503
	Koito Manufacturing Co. Ltd.	20,500	1,029,315
	Kojima Co. Ltd.	11,500	52,814
	Kokusai Co. Ltd.	1,500	8,063
#	Kokusai Pulp & Paper Co. Ltd.	9,600	26,285
	Kokuyo Co. Ltd.	41,700	607,931
	KOMAIHALTEC, Inc.	2,400	48,633
	Komatsu Ltd.	84,100	2,113,344
	Komatsu Matere Co. Ltd.	11,300	122,439

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komatsu Wall Industry Co. Ltd.	1,800	$28,543
	KOMEDA Holdings Co. Ltd.	11,400	211,018
	Komehyo Holdings Co. Ltd.	3,100	38,289
	Komeri Co. Ltd.	9,100	212,171
	Komori Corp.	21,600	129,543
	Konaka Co. Ltd.	8,100	24,373
	Konami Holdings Corp.	18,700	1,008,113
	Kondotec, Inc.	3,900	34,934
	Konica Minolta, Inc.	111,000	467,911
	Konishi Co. Ltd.	18,800	268,069
	Konoike Transport Co. Ltd.	6,500	66,592
	Konoshima Chemical Co. Ltd.	2,400	39,696
#*	Kosaido Holdings Co. Ltd.	3,800	24,918
	Kose Corp.	4,500	411,433
	Kotobukiya Co. Ltd.	400	17,442
	Kozo Keikaku Engineering, Inc.	1,800	38,209
	Krosaki Harima Corp.	1,800	71,320
#	KRS Corp.	2,000	15,065
	K's Holdings Corp.	77,676	764,385
	KU Holdings Co. Ltd.	5,300	45,806
	Kubota Corp.	93,600	2,007,301
	Kumagai Gumi Co. Ltd.	15,400	392,542
	Kumiai Chemical Industry Co. Ltd.	15,600	107,826
	Kunimine Industries Co. Ltd.	3,100	27,941
	Kurabo Industries Ltd.	6,400	104,676
	Kuraray Co. Ltd.	50,900	457,277
	Kureha Corp.	7,100	530,056
	Kurimoto Ltd.	4,300	58,489
	Kurita Water Industries Ltd.	18,300	744,142
	Kuriyama Holdings Corp.	9,700	82,213
	Kusuri no Aoki Holdings Co. Ltd.	7,300	435,468
	KYB Corp.	8,500	221,281
	Kyocera Corp.	22,000	1,356,769
	Kyodo Printing Co. Ltd.	2,600	60,502
#	Kyokuto Boeki Kaisha Ltd.	3,300	74,698
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	205,091
	Kyokuyo Co. Ltd.	5,700	156,546
	KYORIN Holdings, Inc.	15,900	252,575
	Kyoritsu Printing Co. Ltd.	3,900	4,819
	Kyosan Electric Manufacturing Co. Ltd.	21,800	80,437
	Kyowa Electronic Instruments Co. Ltd.	3,500	11,536
	Kyowa Exeo Corp.	58,300	1,184,887
	Kyowa Leather Cloth Co. Ltd.	8,600	49,841
	Kyudenko Corp.	16,100	411,799
	Kyushu Financial Group, Inc.	86,640	334,764
#	Kyushu Leasing Service Co. Ltd.	4,700	24,267
	Kyushu Railway Co.	25,000	522,263
	LAC Co. Ltd.	6,900	44,146
#*	Laox Co. Ltd.	13,500	17,210
	Lasertec Corp.	13,400	3,006,121
	Lawson, Inc.	36,400	1,595,379
	Life Corp.	7,600	204,220
	LIFULL Co. Ltd.	27,200	52,421
	LIKE, Inc.	3,700	58,586
	Linical Co. Ltd.	2,500	13,899
	Link & Motivation, Inc.	13,000	51,459
	Lintec Corp.	26,600	617,862
	Lion Corp.	67,800	885,870
	Lixil Corp.	50,500	1,155,952

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Loadstar Capital KK	1,200	$15,157
	Locondo, Inc.	2,200	21,774
	Look Holdings, Inc.	1,900	20,856
*	M&A Capital Partners Co. Ltd.	5,400	232,543
	M3, Inc.	82,000	3,152,620
	Mabuchi Motor Co. Ltd.	12,600	396,706
*	Macbee Planet, Inc.	300	13,147
	Macnica Fuji Electronics Holdings, Inc.	25,000	553,125
	Macromill, Inc.	16,900	162,975
	Maeda Kosen Co. Ltd.	7,600	226,949
	Maezawa Industries, Inc.	4,100	22,730
	Maezawa Kasei Industries Co. Ltd.	4,500	48,966
	Maezawa Kyuso Industries Co. Ltd.	7,400	63,385
#	Mainichi Comnet Co. Ltd.	3,000	17,790
	Makino Milling Machine Co. Ltd.	10,600	366,179
	Makita Corp.	21,000	785,892
*	Management Solutions Co. Ltd.	1,700	46,395
	Mandom Corp.	10,700	128,302
	Mani, Inc.	13,500	195,068
	MarkLines Co. Ltd.	3,900	85,800
	Mars Group Holdings Corp.	3,000	42,439
	Maruha Nichiro Corp.	19,100	408,089
	Marui Group Co. Ltd.	56,300	1,086,241
	Maruichi Steel Tube Ltd.	3,200	71,283
	MARUKA FURUSATO Corp.	8,141	150,325
	Marumae Co. Ltd.	1,800	39,115
#	Marusan Securities Co. Ltd.	25,800	116,868
#	Maruwa Unyu Kikan Co. Ltd.	7,200	82,178
	Maruyama Manufacturing Co., Inc.	700	9,227
	Maruzen CHI Holdings Co. Ltd.	9,400	29,382
	Maruzen Co. Ltd.	4,500	82,954
	Maruzen Showa Unyu Co. Ltd.	3,400	94,378
	Marvelous, Inc.	12,200	79,056
#	Matching Service Japan Co. Ltd.	800	5,995
	Matsuda Sangyo Co. Ltd.	5,600	114,869
#	Matsui Construction Co. Ltd.	8,400	51,685
	Matsui Securities Co. Ltd.	56,800	397,232
	MatsukiyoCocokara & Co.	31,620	1,082,290
	Matsuyafoods Holdings Co. Ltd.	1,700	52,768
	Max Co. Ltd.	10,000	159,461
	Maxell Ltd.	11,600	124,418
	Maxvalu Nishinihon Co. Ltd.	2,200	36,390
	Maxvalu Tokai Co. Ltd.	4,000	95,595
*	Mazda Motor Corp.	149,900	1,154,792
	McDonald's Holdings Co. Japan Ltd.	8,600	375,566
	MCJ Co. Ltd.	20,000	171,703
	Mebuki Financial Group, Inc.	264,600	590,262
	MEC Co. Ltd.	10,500	295,593
#	Media Do Co. Ltd.	3,200	71,099
	Medical Data Vision Co. Ltd.	11,200	99,146
	Medical System Network Co. Ltd.	14,700	70,636
	Medikit Co. Ltd.	900	19,784
	Medipal Holdings Corp.	81,000	1,457,599
	Medius Holdings Co. Ltd.	6,200	48,125
*	MedPeer, Inc.	7,900	199,716
	Megmilk Snow Brand Co. Ltd.	19,300	343,785
	Meidensha Corp.	15,400	326,386
	Meiho Facility Works Ltd.	5,300	36,461
	Meiji Electric Industries Co. Ltd.	3,900	42,936

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	31,000	$1,933,829
	Meisei Industrial Co. Ltd.	15,000	91,944
	Meitec Corp.	14,000	820,185
#	Meiwa Corp.	9,600	90,915
	Meiwa Estate Co. Ltd.	4,200	22,143
	Melco Holdings, Inc.	1,700	53,930
#	Members Co. Ltd.	2,600	47,197
	Menicon Co. Ltd.	15,400	341,738
*	Mercari, Inc.	8,700	328,562
	Mercuria Holdings Co. Ltd.	900	4,009
*	Metaps, Inc.	6,800	42,872
	MetaReal Corp.	600	5,310
	METAWATER Co. Ltd.	5,400	95,779
	Michinoku Bank Ltd.	3,100	23,536
	Micronics Japan Co. Ltd.	6,300	86,913
	Midac Holdings Co. Ltd.	1,000	23,459
	Mikuni Corp.	1,500	5,639
	Milbon Co. Ltd.	12,200	576,014
	MIMAKI ENGINEERING Co. LTD.	4,800	33,278
	Minebea Mitsumi, Inc.	57,200	1,399,717
#	Ministop Co. Ltd.	2,900	36,807
#	Minkabu The Infonoid, Inc.	1,300	25,354
*	Mipox Corp.	3,100	23,118
	Mirai Industry Co. Ltd.	2,400	32,735
#*	Mirainovate Co. Ltd.	19,730	29,941
	Mirait Holdings Corp.	61,200	1,016,033
	Miroku Jyoho Service Co. Ltd.	8,400	87,905
	MISUMI Group, Inc.	35,200	1,141,954
	Mitani Corp.	11,200	189,209
#	Mitani Sangyo Co. Ltd.	12,600	33,721
#	Mitani Sekisan Co. Ltd.	800	45,036
*	Mitsuba Corp.	8,400	29,089
	Mitsubishi Chemical Holdings Corp.	276,200	2,166,563
	Mitsubishi Electric Corp.	167,500	2,097,669
	Mitsubishi Estate Co. Ltd.	102,100	1,470,487
	Mitsubishi Gas Chemical Co., Inc.	55,300	1,059,289
	Mitsubishi Heavy Industries Ltd.	111,000	3,014,692
	Mitsubishi Kakoki Kaisha Ltd.	1,500	28,151
	Mitsubishi Logisnext Co. Ltd.	22,300	193,706
	Mitsubishi Logistics Corp.	22,999	555,163
*	Mitsubishi Motors Corp.	213,200	608,730
*	Mitsubishi Paper Mills Ltd.	2,600	7,137
	Mitsubishi Pencil Co. Ltd.	15,600	162,790
	Mitsubishi Research Institute, Inc.	2,800	91,065
	Mitsubishi Shokuhin Co. Ltd.	7,900	193,881
	Mitsubishi UFJ Financial Group, Inc.	1,437,000	8,710,059
	Mitsuboshi Belting Ltd.	5,600	103,261
	Mitsui Chemicals, Inc.	82,900	2,217,130
	Mitsui DM Sugar Holdings Co. Ltd.	3,600	61,943
*	Mitsui E&S Holdings Co. Ltd.	32,000	97,427
	Mitsui Fudosan Co. Ltd.	135,700	2,909,046
	Mitsui Mining & Smelting Co. Ltd.	26,500	749,365
	Mitsui-Soko Holdings Co. Ltd.	4,800	99,987
	Mitsuuroko Group Holdings Co. Ltd.	15,700	141,513
	Miura Co. Ltd.	11,600	342,491
	Mixi, Inc.	19,300	357,286
	Miyaji Engineering Group, Inc.	1,000	27,760
	Mizuho Financial Group, Inc.	108,471	1,469,355
	Mizuho Financial Group, Inc., ADR	8,184	22,260

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mizuho Leasing Co. Ltd.	12,100	$337,957
#	Mizuho Medy Co. Ltd.	700	13,368
	Mizuno Corp.	8,900	171,351
*	Mobile Factory, Inc.	900	7,081
	Mochida Pharmaceutical Co. Ltd.	9,200	286,161
	Modec, Inc.	13,200	132,365
	Monex Group, Inc.	77,600	393,421
*	Money Forward, Inc.	4,900	222,980
	Money Partners Group Co. Ltd.	3,000	5,649
	Monogatari Corp.	2,400	130,426
#	MonotaRO Co. Ltd.	52,200	857,687
	MORESCO Corp.	1,000	10,085
	Morinaga & Co. Ltd.	16,600	529,056
	Morinaga Milk Industry Co. Ltd.	10,300	499,365
	Moriroku Holdings Co. Ltd.	1,200	20,075
	Morita Holdings Corp.	13,200	146,292
	Morito Co. Ltd.	5,400	33,245
	Morningstar Japan KK	9,200	47,321
	Morozoff Ltd.	600	14,479
#	Mortgage Service Japan Ltd.	2,000	18,955
	MRK Holdings, Inc.	11,100	11,695
	MrMax Holdings Ltd.	11,600	61,799
	MS&AD Insurance Group Holdings, Inc.	50,952	1,747,629
	MTG Co. Ltd.	2,000	20,586
	MTI Ltd.	8,900	43,432
	Mugen Estate Co. Ltd.	5,700	24,086
	m-up Holdings, Inc.	13,200	91,948
	Murakami Corp.	1,300	29,795
*	Mynet, Inc.	1,700	7,209
	Nabtesco Corp.	34,400	1,075,308
	NAC Co. Ltd.	5,200	43,419
	Nachi-Fujikoshi Corp.	4,100	153,184
	Nafco Co. Ltd.	6,100	89,084
	Nagaileben Co. Ltd.	100	1,827
	Nagano Keiki Co. Ltd.	4,600	53,284
	Nagase & Co. Ltd.	53,900	860,928
	Nagatanien Holdings Co. Ltd.	4,200	71,240
#	Nagawa Co. Ltd.	1,600	135,301
*	Nagoya Railroad Co. Ltd.	60,800	960,094
	Naigai Tec Corp.	800	22,031
	Nakabayashi Co. Ltd.	10,000	44,585
	Nakamoto Packs Co. Ltd.	1,600	23,933
	Nakamuraya Co. Ltd.	1,000	29,504
	Nakanishi, Inc.	19,000	336,898
	Nakano Corp.	6,500	18,950
	Nakano Refrigerators Co. Ltd.	400	20,637
	Nakayamafuku Co. Ltd.	4,800	14,467
#*	Namura Shipbuilding Co. Ltd.	16,000	27,417
	Nankai Electric Railway Co. Ltd.	18,600	369,280
	Nanyo Corp.	1,200	20,021
	Nasu Denki Tekko Co. Ltd.	500	41,964
	Natori Co. Ltd.	3,300	57,533
	NEC Capital Solutions Ltd.	6,000	109,655
	NEC Corp.	75,500	2,945,503
	NEC Networks & System Integration Corp.	42,900	619,058
	NEOJAPAN, Inc.	1,400	12,597
	NET One Systems Co. Ltd.	44,900	1,065,782
	New Art Holdings Co. Ltd.	2,600	27,439
	New Cosmos Electric Co. Ltd.	200	3,578

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	New Japan Chemical Co. Ltd.	5,000	$10,808
	Nexon Co. Ltd.	34,200	644,725
	Nextage Co. Ltd.	17,300	434,439
*	NexTone, Inc.	1,300	32,780
	NF Holdings Corp.	1,100	11,039
	NGK Spark Plug Co. Ltd.	43,600	741,196
	NHK Spring Co. Ltd.	83,400	653,653
#	Nicca Chemical Co. Ltd.	3,100	21,469
	Nice Corp.	2,600	39,744
	Nichias Corp.	15,000	340,513
	Nichiban Co. Ltd.	2,300	35,333
	Nichiden Corp.	6,300	120,601
	Nichiha Corp.	5,600	138,440
	Nichi-iko Pharmaceutical Co. Ltd.	14,700	93,857
	Nichirei Corp.	33,500	770,881
	Nichireki Co. Ltd.	5,000	55,436
	Nichirin Co. Ltd.	6,130	81,997
	Nidec Corp.	55,300	4,901,228
	Nidec Corp., Sponsored ADR	10,600	233,836
	Nifco, Inc.	66,800	1,944,618
	Nihon Chouzai Co. Ltd.	6,400	74,245
	Nihon Dengi Co. Ltd.	2,200	76,255
	Nihon Flush Co. Ltd.	4,100	37,572
	Nihon House Holdings Co. Ltd.	14,000	54,283
	Nihon Kagaku Sangyo Co. Ltd.	8,000	94,943
	Nihon Kohden Corp.	51,800	1,373,892
	Nihon M&A Center, Inc.	61,100	961,910
	Nihon Nohyaku Co. Ltd.	16,900	77,737
	Nihon Parkerizing Co. Ltd.	43,700	396,130
	Nihon Tokushu Toryo Co. Ltd.	5,600	41,320
	Nihon Trim Co. Ltd.	400	10,853
	Nihon Unisys Ltd.	42,800	1,125,974
	Nihon Yamamura Glass Co. Ltd.	3,300	22,442
	Niitaka Co. Ltd.	1,100	20,547
#	Nikkato Corp.	1,500	8,456
	Nikkiso Co. Ltd.	21,800	160,852
	Nikko Co. Ltd.	13,500	72,434
	Nikkon Holdings Co. Ltd.	14,600	275,035
	Nikon Corp.	57,400	599,082
	Nintendo Co. Ltd.	28,800	14,113,192
	Nippi, Inc.	600	18,654
	Nippon Air Conditioning Services Co. Ltd.	4,500	30,304
	Nippon Aqua Co. Ltd.	2,000	11,383
*	Nippon Avionics Co. Ltd.	600	11,196
	Nippon Carbide Industries Co., Inc.	2,900	34,963
	Nippon Chemical Industrial Co. Ltd.	3,300	75,183
	Nippon Chemiphar Co. Ltd.	500	8,707
	Nippon Densetsu Kogyo Co. Ltd.	14,900	193,556
	Nippon Dry-Chemical Co. Ltd.	2,100	32,371
	Nippon Express Holdings, Inc.	23,400	1,386,771
	Nippon Felt Co. Ltd.	2,900	11,346
	Nippon Filcon Co. Ltd.	3,100	13,582
	Nippon Fine Chemical Co. Ltd.	5,800	103,349
	Nippon Gas Co. Ltd.	68,100	953,003
	Nippon Kanzai Co. Ltd.	4,500	110,556
	Nippon Kayaku Co. Ltd.	68,600	682,056
	Nippon Koei Co. Ltd.	5,100	132,433
	Nippon Light Metal Holdings Co. Ltd.	29,860	457,566
#	Nippon Paint Holdings Co. Ltd.	77,500	619,800

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Paper Industries Co. Ltd.	13,500	$136,792
#	Nippon Parking Development Co. Ltd.	53,600	63,223
	Nippon Pillar Packing Co. Ltd.	12,000	349,329
	Nippon Piston Ring Co. Ltd.	1,000	11,296
	Nippon Rietec Co. Ltd.	7,800	93,528
	Nippon Road Co. Ltd.	1,700	123,852
	Nippon Sanso Holdings Corp.	12,200	242,277
	Nippon Seiki Co. Ltd.	19,500	174,184
#	Nippon Seisen Co. Ltd.	1,000	39,315
	Nippon Sharyo Ltd.	3,700	64,182
	Nippon Shinyaku Co. Ltd.	13,200	862,895
	Nippon Shokubai Co. Ltd.	11,900	560,398
	Nippon Signal Co. Ltd.	12,900	100,505
	Nippon Soda Co. Ltd.	11,100	317,631
	Nippon Steel Trading Corp.	6,600	297,904
	Nippon Suisan Kaisha Ltd.	98,700	462,447
	Nippon Systemware Co. Ltd.	3,100	54,226
	Nippon Telegraph & Telephone Corp.	112,400	3,216,633
	Nippon Thompson Co. Ltd.	19,900	106,303
	Nipro Corp.	56,900	527,843
	Nishimatsu Construction Co. Ltd.	20,800	690,849
#	Nishimatsuya Chain Co. Ltd.	18,500	235,939
	Nishimoto Co. Ltd.	2,100	52,915
	Nishi-Nippon Financial Holdings, Inc.	31,300	221,699
	Nishi-Nippon Railroad Co. Ltd.	11,400	254,979
	Nishio Rent All Co. Ltd.	8,200	200,891
	Nissan Chemical Corp.	31,600	1,714,562
*	Nissan Motor Co. Ltd.	201,400	1,065,927
	Nissan Shatai Co. Ltd.	26,700	160,478
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	10,414
	Nissei ASB Machine Co. Ltd.	4,100	110,588
	Nissei Plastic Industrial Co. Ltd.	5,900	53,186
	Nisshin Group Holdings Co. Ltd.	19,600	84,083
	Nisshin Oillio Group Ltd.	10,100	264,458
	Nisshin Seifun Group, Inc.	53,380	749,572
	Nisshinbo Holdings, Inc.	33,204	276,601
	Nissin Corp.	6,800	94,052
	Nissin Electric Co. Ltd.	10,200	128,671
	Nisso Corp.	4,200	28,876
	Nissui Pharmaceutical Co. Ltd.	3,800	32,861
	Nitori Holdings Co. Ltd.	7,900	1,131,774
	Nitta Corp.	5,100	124,973
	Nitta Gelatin, Inc.	5,200	29,535
	Nitto Boseki Co. Ltd.	4,000	95,457
	Nitto Denko Corp.	55,300	4,305,637
	Nitto Kogyo Corp.	10,900	146,635
	Nitto Kohki Co. Ltd.	4,900	70,903
	Nitto Seiko Co. Ltd.	10,500	48,468
	Nittoc Construction Co. Ltd.	6,500	37,156
	NJS Co. Ltd.	3,300	56,870
	Noevir Holdings Co. Ltd.	6,100	276,285
	NOF Corp.	18,600	851,697
	Nohmi Bosai Ltd.	4,900	90,147
	Nojima Corp.	15,400	310,564
	Nomura Co. Ltd.	7,400	59,258
	Nomura Holdings, Inc.	411,000	1,815,611
#	Nomura Holdings, Inc., Sponsored ADR	77,706	345,015
#	Nomura Micro Science Co. Ltd.	2,800	103,147
	Nomura Real Estate Holdings, Inc.	51,500	1,205,967

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	51,366	$1,798,112
	Noritake Co. Ltd.	2,200	88,038
	Noritsu Koki Co. Ltd.	8,500	152,703
	Noritz Corp.	11,900	175,001
	NPC, Inc.	2,000	7,663
	NS Solutions Corp.	11,500	327,040
	NS Tool Co. Ltd.	3,800	46,968
	NSD Co. Ltd.	30,600	522,644
#	NSK Ltd.	72,200	492,478
*	NTN Corp.	106,000	213,789
	NTT Data Corp.	101,000	1,936,244
	Oat Agrio Co. Ltd.	1,300	22,114
#	Obara Group, Inc.	3,300	95,641
	Obayashi Corp.	212,100	1,718,465
	OBIC Business Consultants Co. Ltd.	4,800	181,019
	Obic Co. Ltd.	12,100	1,999,182
	Ocean System Corp.	1,000	8,619
	Ochi Holdings Co. Ltd.	1,800	20,763
	Odakyu Electric Railway Co. Ltd.	20,700	365,785
	Oenon Holdings, Inc.	11,900	34,371
	Ogaki Kyoritsu Bank Ltd.	8,000	141,215
	Ohashi Technica, Inc.	2,500	30,008
#	Ohba Co. Ltd.	4,500	28,863
	Ohki Healthcare Holdings Co. Ltd.	2,800	16,933
	Ohmoto Gumi Co. Ltd.	500	26,344
	Ohsho Food Service Corp.	1,700	87,739
	Oiles Corp.	5,300	74,211
*	Oisix ra daichi, Inc.	9,500	197,992
	Oji Holdings Corp.	121,200	645,157
	Okabe Co. Ltd.	12,800	82,742
	Okamoto Industries, Inc.	3,700	130,679
	Okamoto Machine Tool Works Ltd.	800	29,134
	Okamura Corp.	24,100	254,788
	Okasan Securities Group, Inc.	64,600	215,594
	Oki Electric Industry Co. Ltd.	32,200	246,311
	Okinawa Financial Group, Inc.	4,980	96,245
	OKUMA Corp.	10,600	462,407
	Okumura Corp.	14,600	416,819
	Okura Industrial Co. Ltd.	4,000	68,883
	Okuwa Co. Ltd.	9,400	74,653
	Olba Healthcare Holdings, Inc.	800	9,879
	Olympic Group Corp.	2,900	17,952
	Olympus Corp.	168,500	3,770,533
	Omron Corp.	8,700	636,052
	Onamba Co. Ltd.	2,300	8,998
	Ono Pharmaceutical Co. Ltd.	53,300	1,292,616
	Onoken Co. Ltd.	7,600	108,819
	Onward Holdings Co. Ltd.	40,800	102,258
	Open House Group Co. Ltd.	39,800	2,060,573
	Optex Group Co. Ltd.	5,600	74,653
*	Optim Corp.	7,000	59,345
	Optorun Co. Ltd.	6,500	132,943
	Oracle Corp.	8,500	635,720
#	Orchestra Holdings, Inc.	900	20,910
	Organo Corp.	2,400	175,509
	Oricon, Inc.	2,500	21,060
	Orient Corp.	249,300	266,445
	Oriental Consultants Holdings Co. Ltd.	2,100	56,526
*	Oriental Shiraishi Corp.	40,000	83,338

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Origin Co. Ltd.	1,200	$12,991
	Oro Co. Ltd.	2,200	45,660
	Osaka Gas Co. Ltd.	54,400	925,147
	Osaka Organic Chemical Industry Ltd.	8,300	228,494
	Osaka Soda Co. Ltd.	2,800	74,321
*	OSAKA Titanium Technologies Co. Ltd.	7,400	53,409
	Osaki Electric Co. Ltd.	9,400	37,703
	OSG Corp.	22,200	390,837
	Otsuka Corp.	34,800	1,412,072
	OUG Holdings, Inc.	1,000	23,422
	Outsourcing, Inc.	67,000	776,135
	Oyo Corp.	9,900	182,157
	Ozu Corp.	1,500	25,327
	Pacific Industrial Co. Ltd.	10,500	100,229
#	Pacific Metals Co. Ltd.	8,200	163,407
	Pack Corp.	8,900	208,369
	PAL GROUP Holdings Co. Ltd.	7,100	103,490
	PALTAC Corp.	14,000	536,580
	Pan Pacific International Holdings Corp.	78,700	1,059,210
	Panasonic Corp.	339,600	3,738,828
	Panasonic Corp., Sponsored ADR	24,160	266,122
	PAPYLESS Co. Ltd.	3,100	33,452
#	Paraca, Inc.	900	12,494
	Paramount Bed Holdings Co. Ltd.	9,600	159,751
*	Park24 Co. Ltd.	50,200	759,387
	Parker Corp.	7,900	35,564
#	Pasco Corp.	2,100	23,932
	Pasona Group, Inc.	17,600	389,199
	PC Depot Corp.	18,520	46,533
	PCA Corp.	2,500	34,583
	PCI Holdings, Inc.	2,900	25,139
	Pegasus Sewing Machine Manufacturing Co. Ltd.	7,900	35,874
	Penta-Ocean Construction Co. Ltd.	120,400	668,609
	People Dreams & Technologies Group Co. Ltd.	3,600	56,302
*	PeptiDream, Inc.	37,500	673,229
	Persol Holdings Co. Ltd.	103,100	2,661,608
	Phil Co., Inc.	500	4,537
	Pietro Co. Ltd.	700	10,946
	Pilot Corp.	11,900	423,846
	Pipedo HD, Inc.	1,400	29,837
	Plenus Co. Ltd.	3,900	66,620
	Pola Orbis Holdings, Inc.	28,600	426,265
	Poletowin Pitcrew Holdings, Inc.	14,300	117,293
*	PR Times, Inc.	700	16,459
	Precision System Science Co. Ltd.	3,800	19,490
*	Premier Anti-Aging Co. Ltd.	1,200	75,373
	Premium Group Co. Ltd.	3,300	104,663
	Press Kogyo Co. Ltd.	20,000	66,827
	Pressance Corp.	10,600	193,700
	Prestige International, Inc.	47,300	300,644
	Pronexus, Inc.	4,500	42,955
#	Property Agent, Inc.	1,200	16,371
*	Prored Partners Co. Ltd.	2,500	17,880
	Pro-Ship, Inc.	5,300	62,594
	Proto Corp.	10,400	120,736
	PS Mitsubishi Construction Co. Ltd.	15,100	79,649
	Punch Industry Co. Ltd.	8,400	36,183
*	QB Net Holdings Co. Ltd.	3,500	50,330
	Qol Holdings Co. Ltd.	11,200	130,471

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Quick Co. Ltd.	7,200	$81,667
	Raccoon Holdings, Inc.	5,300	55,800
	Raito Kogyo Co. Ltd.	15,900	259,551
	Raiznext Corp.	11,000	110,570
	Rakus Co. Ltd.	27,700	558,004
*	Rakuten Group, Inc.	95,300	826,763
	Rasa Corp.	2,500	20,976
	Rasa Industries Ltd.	4,800	65,373
	Raysum Co. Ltd.	7,500	46,447
	Recruit Holdings Co. Ltd.	338,200	16,716,745
	Relia, Inc.	16,800	141,997
	Relo Group, Inc.	53,200	960,077
	Rengo Co. Ltd.	95,500	712,636
#*	RENOVA, Inc.	22,400	318,444
	Resorttrust, Inc.	12,800	204,923
#	Retail Partners Co. Ltd.	7,900	81,545
	Rheon Automatic Machinery Co. Ltd.	3,700	33,912
#	Rhythm Co. Ltd.	1,800	20,426
	Riberesute Corp.	2,000	13,003
	Ricoh Co. Ltd.	68,700	580,131
	Ricoh Leasing Co. Ltd.	9,700	314,843
	Ride On Express Holdings Co. Ltd.	3,000	39,703
*	Right On Co. Ltd.	4,800	28,967
	Riken Corp.	1,800	40,931
	Riken Keiki Co. Ltd.	3,400	162,668
	Riken Technos Corp.	18,000	74,155
	Riken Vitamin Co. Ltd.	6,200	91,699
	Rinnai Corp.	5,800	517,969
	Rion Co. Ltd.	3,400	68,106
	Riso Kagaku Corp.	3,500	62,775
	Rix Corp.	900	11,786
	Rohto Pharmaceutical Co. Ltd.	61,100	1,687,355
	Rokko Butter Co. Ltd.	2,600	34,186
	Roland Corp.	5,800	221,245
	Roland DG Corp.	5,700	135,021
	Rorze Corp.	2,900	274,031
	Ryobi Ltd.	6,000	57,111
	Ryoden Corp.	8,900	133,268
	Ryohin Keikaku Co. Ltd.	152,700	2,192,676
	Ryosan Co. Ltd.	12,800	253,628
	S Foods, Inc.	4,100	125,941
	S&B Foods, Inc.	2,900	93,382
	Sac's Bar Holdings, Inc.	7,300	33,020
	Saibu Gas Holdings Co. Ltd.	13,000	247,667
	Saison Information Systems Co. Ltd.	3,100	53,028
	Sakai Chemical Industry Co. Ltd.	3,600	65,362
#	Sakai Heavy Industries Ltd.	1,900	45,110
	Sakai Moving Service Co. Ltd.	2,400	91,814
	Sakata INX Corp.	28,900	243,376
	Sakura Internet, Inc.	8,400	36,775
	Sala Corp.	21,400	115,972
	SAMTY Co. Ltd.	14,700	266,992
	San Holdings, Inc.	2,400	31,361
	San-A Co. Ltd.	7,300	258,900
#	San-Ai Oil Co. Ltd.	42,000	342,290
*	Sanden Corp.	4,200	6,956
	Sanei Architecture Planning Co. Ltd.	3,700	51,563
	Sangetsu Corp.	32,500	450,085
*	Sanix, Inc.	16,200	25,003

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanken Electric Co. Ltd.	3,399	$148,188
	Sanki Engineering Co. Ltd.	28,500	352,063
	Sanko Gosei Ltd.	5,600	17,403
	Sanko Metal Industrial Co. Ltd.	500	10,948
	Sankyo Co. Ltd.	11,400	293,524
	Sankyo Frontier Co. Ltd.	1,000	44,297
	Sankyo Seiko Co. Ltd.	22,200	109,954
	Sankyu, Inc.	14,200	513,724
	Sansei Technologies, Inc.	4,600	29,746
	Sansha Electric Manufacturing Co. Ltd.	4,600	33,474
	Sanshin Electronics Co. Ltd.	5,000	65,277
	Santen Pharmaceutical Co. Ltd.	32,600	370,146
	Sanwa Holdings Corp.	96,100	1,040,673
	Sanyo Chemical Industries Ltd.	6,100	277,967
	Sanyo Denki Co. Ltd.	3,800	177,180
*	Sanyo Shokai Ltd.	4,300	31,004
	Sanyo Trading Co. Ltd.	10,700	92,713
	Sapporo Holdings Ltd.	25,600	496,571
	Sata Construction Co. Ltd.	7,700	31,397
	Sato Foods Co. Ltd.	300	12,588
	Sato Holdings Corp.	9,800	172,832
	Sato Shoji Corp.	5,000	48,468
	Sawai Group Holdings Co. Ltd.	9,700	367,161
	Saxa Holdings, Inc.	1,300	14,698
	SB Technology Corp.	5,000	103,979
	SBI Holdings, Inc.	55,200	1,423,928
*	SBI Insurance Group Co. Ltd.	1,900	18,035
	SBS Holdings, Inc.	8,700	268,354
#	Scala, Inc.	6,000	34,588
	SCREEN Holdings Co. Ltd.	7,800	782,776
#	Scroll Corp.	10,400	74,977
	SCSK Corp.	35,129	594,434
	SE Corp.	3,000	9,093
	SEC Carbon Ltd.	200	9,015
	Secom Co. Ltd.	19,300	1,358,991
	Seed Co. Ltd.	2,100	9,469
	Sega Sammy Holdings, Inc.	20,900	350,925
	Segue Group Co. Ltd.	1,400	7,199
*	Seibu Holdings, Inc.	46,300	454,231
	Seika Corp.	4,100	55,388
	Seikitokyu Kogyo Co. Ltd.	5,900	41,823
	Seiko Electric Co. Ltd.	1,500	13,217
	Seiko Epson Corp.	59,700	929,917
	Seiko Holdings Corp.	7,500	140,242
	Seiko PMC Corp.	5,300	30,426
	Seino Holdings Co. Ltd.	31,800	315,502
	Seiren Co. Ltd.	14,500	274,147
	Seiwa Electric Manufacturing Co. Ltd.	1,700	8,744
#	Sekisui House Ltd.	102,900	2,084,771
	Sekisui Jushi Corp.	11,500	203,170
	Sekisui Kasei Co. Ltd.	9,600	38,770
	SEMITEC Corp.	500	44,905
	Senko Group Holdings Co. Ltd.	43,020	345,448
	Senshu Electric Co. Ltd.	4,400	234,581
	Senshu Ikeda Holdings, Inc.	53,300	84,287
	Senshukai Co. Ltd.	11,400	37,084
	Septeni Holdings Co. Ltd.	34,100	124,888
	SERAKU Co. Ltd.	1,100	11,433
	Seria Co. Ltd.	24,400	614,032

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seven & I Holdings Co. Ltd.	92,700	$4,714,595
	Seven Bank Ltd.	319,000	674,180
	SG Holdings Co. Ltd.	45,900	974,378
#	Sharp Corp.	33,500	372,390
	Shibaura Electronics Co. Ltd.	300	17,508
	Shibaura Machine Co. Ltd.	9,000	259,156
	Shibaura Mechatronics Corp.	1,700	126,248
	Shibuya Corp.	5,700	126,377
*	Shidax Corp.	6,600	24,387
*	SHIFT, Inc.	3,400	564,914
	Shiga Bank Ltd.	9,700	188,990
	Shikibo Ltd.	3,500	27,937
	Shikoku Chemicals Corp.	18,700	232,757
	Shima Seiki Manufacturing Ltd.	11,100	167,910
	Shimadzu Corp.	45,100	1,627,286
	Shimamura Co. Ltd.	8,400	768,567
	Shimano, Inc.	7,700	1,726,664
	Shimizu Corp.	122,100	812,994
	Shimojima Co. Ltd.	4,600	41,111
	Shin Maint Holdings Co. Ltd.	900	8,004
	Shin Nippon Air Technologies Co. Ltd.	3,600	64,159
	Shinagawa Refractories Co. Ltd.	2,100	69,584
	Shin-Etsu Chemical Co. Ltd.	41,600	6,960,066
	Shin-Etsu Polymer Co. Ltd.	22,000	210,817
	Shin-Keisei Electric Railway Co. Ltd.	600	10,495
	Shinmaywa Industries Ltd.	23,100	177,455
	Shinnihon Corp.	9,900	64,727
	Shin-Nihon Tatemono Co. Ltd.	4,300	15,629
#	Shinnihonseiyaku Co. Ltd.	5,100	48,219
	Shinoken Group Co. Ltd.	16,300	139,430
	Shinsho Corp.	2,000	61,861
	Shinwa Co. Ltd.	3,900	68,665
	Shinwa Co. Ltd.	2,600	18,744
	Shionogi & Co. Ltd.	13,700	780,799
	Ship Healthcare Holdings, Inc.	30,900	693,546
	Shiseido Co. Ltd.	70,900	3,576,479
	Shizuoka Bank Ltd.	82,100	645,098
	Shizuoka Gas Co. Ltd.	26,100	227,850
	SHL-Japan Ltd.	600	13,925
	SHO-BOND Holdings Co. Ltd.	14,000	613,064
	Shoei Co. Ltd.	8,600	331,139
	Shoei Foods Corp.	2,700	93,358
	Shofu, Inc.	2,000	31,285
	Showa Denko KK	43,000	893,272
	Sigma Koki Co. Ltd.	700	9,640
	SIGMAXYZ Holdings Inc.	3,900	74,424
*	Silver Life Co. Ltd.	500	4,546
	Sinanen Holdings Co. Ltd.	3,400	89,682
	Sinfonia Technology Co. Ltd.	8,600	90,620
	Sinko Industries Ltd.	6,500	103,404
	Sintokogio Ltd.	8,900	53,614
	SK Kaken Co. Ltd.	300	98,831
	SK-Electronics Co. Ltd.	3,800	31,089
	SKY Perfect JSAT Holdings, Inc.	42,800	161,086
	Skylark Holdings Co. Ltd.	64,000	836,225
*	Smaregi, Inc.	1,000	15,529
	SMC Corp.	4,100	2,286,822
	SMK Corp.	800	14,961
	SMS Co. Ltd.	32,600	896,259

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Snow Peak, Inc.	9,600	$195,963
	SNT Corp.	2,900	5,684
	Soda Nikka Co. Ltd.	6,600	48,097
	Sodick Co. Ltd.	18,500	129,029
	Softbank Corp.	438,800	5,500,736
	SoftBank Group Corp.	307,368	13,616,279
	Softcreate Holdings Corp.	4,000	127,117
	Software Service, Inc.	900	45,828
	Sohgo Security Services Co. Ltd.	24,700	895,808
	Soiken Holdings, Inc.	9,300	25,424
	Soken Chemical & Engineering Co. Ltd.	5,100	72,270
	Solasto Corp.	14,400	132,443
	Soliton Systems KK	5,500	61,272
	Solxyz Co. Ltd.	7,200	25,817
	Sompo Holdings, Inc.	66,200	3,097,726
	Sony Group Corp.	160,900	17,999,636
*	Sotetsu Holdings, Inc.	13,100	241,219
	Sotoh Co. Ltd.	2,400	17,458
#	Space Co. Ltd.	5,500	41,861
	Sparx Group Co. Ltd.	41,400	94,147
	SPK Corp.	3,600	40,716
	S-Pool, Inc.	29,900	272,599
	Sprix Ltd.	3,000	37,822
	Square Enix Holdings Co. Ltd.	16,300	799,318
	SRA Holdings	7,000	173,717
*	SRE Holdings Corp.	2,300	89,194
	St. Marc Holdings Co. Ltd.	6,400	83,563
	Star Mica Holdings Co. Ltd.	7,600	91,926
	Star Micronics Co. Ltd.	9,000	114,136
	Starts Corp., Inc.	16,500	359,246
	Stella Chemifa Corp.	5,100	111,379
	STI Foods Holdings, Inc.	400	7,942
	Strike Co. Ltd.	2,800	109,016
	Studio Alice Co. Ltd.	3,900	73,137
	Subaru Corp.	186,100	3,387,271
	Subaru Enterprise Co. Ltd.	500	34,667
	Sugi Holdings Co. Ltd.	14,200	833,039
	Sugimoto & Co. Ltd.	4,200	79,431
	Suminoe Textile Co. Ltd.	2,300	37,382
	Sumitomo Bakelite Co. Ltd.	18,300	881,880
	Sumitomo Chemical Co. Ltd.	594,631	2,998,754
	Sumitomo Dainippon Pharma Co. Ltd.	53,600	583,395
	Sumitomo Densetsu Co. Ltd.	8,800	160,407
	Sumitomo Electric Industries Ltd.	93,100	1,234,366
	Sumitomo Forestry Co. Ltd.	48,800	859,153
	Sumitomo Heavy Industries Ltd.	41,400	1,087,265
	Sumitomo Metal Mining Co. Ltd.	32,500	1,501,165
	Sumitomo Mitsui Construction Co. Ltd.	66,200	250,145
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	1,058,771
	Sumitomo Mitsui Financial Group, Inc.	124,304	4,477,548
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	1,860,468
*	Sumitomo Precision Products Co. Ltd.	1,700	27,233
	Sumitomo Realty & Development Co. Ltd.	59,800	1,850,223
	Sumitomo Seika Chemicals Co. Ltd.	4,100	109,938
	Sun Frontier Fudousan Co. Ltd.	15,400	139,782
	Sundrug Co. Ltd.	33,400	841,075
	Suntory Beverage & Food Ltd.	36,400	1,397,712
	Suruga Bank Ltd.	42,800	184,613
	Suzuken Co. Ltd.	22,190	658,609

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suzuki Motor Corp.	38,300	$1,630,589
#	SWCC Showa Holdings Co. Ltd.	9,700	152,577
	Sysmex Corp.	39,400	3,750,521
	System D, Inc.	700	7,079
	System Information Co. Ltd.	1,100	8,725
	System Research Co. Ltd.	2,300	35,135
	System Support, Inc.	700	5,841
	Systems Engineering Consultants Co. Ltd.	1,000	18,889
	Systena Corp.	107,700	331,597
	Syuppin Co. Ltd.	13,500	124,777
	T Hasegawa Co. Ltd.	7,500	164,578
	T RAD Co. Ltd.	1,600	37,391
	T&D Holdings, Inc.	79,700	1,177,831
	T&K Toka Co. Ltd.	14,500	100,748
	Tachikawa Corp.	2,200	20,426
#	Tachi-S Co. Ltd.	8,100	84,584
	Tadano Ltd.	44,900	392,726
	Taihei Dengyo Kaisha Ltd.	5,000	118,344
	Taiho Kogyo Co. Ltd.	4,100	28,468
	Taikisha Ltd.	18,200	455,126
#*	Taiko Pharmaceutical Co. Ltd.	5,700	29,941
	Taisei Corp.	43,700	1,432,532
	Taisei Lamick Co. Ltd.	2,800	66,507
	Taisei Oncho Co. Ltd.	1,900	31,521
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	343,785
	Taiyo Holdings Co. Ltd.	21,700	640,206
	Takamatsu Construction Group Co. Ltd.	7,500	129,956
	Takamiya Co. Ltd.	13,900	49,093
	Takano Co. Ltd.	1,800	10,298
	Takaoka Toko Co. Ltd.	4,100	50,378
#	Takara & Co. Ltd.	5,100	80,310
	Takara Bio, Inc.	13,600	272,815
	Takara Holdings, Inc.	49,400	479,160
	Takara Leben Co. Ltd.	49,500	134,883
	Takara Standard Co. Ltd.	13,100	155,962
	Takasago International Corp.	8,800	215,774
	Takasago Thermal Engineering Co. Ltd.	33,700	563,421
	Takashima & Co. Ltd.	1,300	27,123
	Takashimaya Co. Ltd.	62,000	588,780
	Takasho Co. Ltd.	4,500	25,474
#*	Take & Give Needs Co. Ltd.	3,400	29,021
	Takeda Pharmaceutical Co. Ltd.	313,030	9,072,606
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	83,174
	Takemoto Yohki Co. Ltd.	2,800	18,331
	Takeuchi Manufacturing Co. Ltd.	10,900	272,441
	Takihyo Co. Ltd.	2,000	24,443
	Takisawa Machine Tool Co. Ltd.	3,300	34,111
	Takuma Co. Ltd.	30,000	383,655
	Tama Home Co. Ltd.	8,100	165,043
#	Tamagawa Holdings Co. Ltd.	1,300	9,672
#	Tanseisha Co. Ltd.	17,500	109,857
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	64,146
	Tayca Corp.	7,000	80,479
#	Tbk Co. Ltd.	3,900	13,664
	TBS Holdings, Inc.	10,500	157,032
	TDC Soft, Inc.	4,700	43,076
	TechMatrix Corp.	14,200	202,173
	TECHNO ASSOCIE Co. Ltd.	3,000	31,606
#	Techno Horizon Co. Ltd.	4,600	27,790

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Techno Medica Co. Ltd.	2,500	$34,717
	Techno Quartz, Inc.	100	36,499
	Techno Ryowa Ltd.	4,200	32,615
	Techno Smart Corp.	1,700	18,126
	Technoflex Corp.	1,200	10,720
	TechnoPro Holdings, Inc.	68,100	1,742,144
#	Tecnos Japan, Inc.	6,800	28,449
	Teijin Ltd.	103,600	1,306,057
	Teikoku Electric Manufacturing Co. Ltd.	2,900	33,339
	Teikoku Sen-I Co. Ltd.	7,800	135,982
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,492
	Tekken Corp.	4,800	75,600
	Temairazu, Inc.	1,100	41,096
	Tenma Corp.	4,000	87,330
	Terumo Corp.	41,100	1,500,307
	T-Gaia Corp.	10,600	153,787
	THK Co. Ltd.	18,800	469,750
	Tigers Polymer Corp.	2,500	9,485
	TIS, Inc.	48,200	1,267,692
	TKC Corp.	9,100	239,130
	Toa Corp.	9,200	64,099
#	Toa Corp.	5,700	120,574
	TOA ROAD Corp.	900	39,140
	Toagosei Co. Ltd.	42,200	416,164
	Tobishima Corp.	7,330	66,792
	Tobu Railway Co. Ltd.	13,400	313,871
	TOC Co. Ltd.	13,400	83,425
	Tocalo Co. Ltd.	29,300	356,056
	Toda Corp.	96,300	622,117
#*	Toda Kogyo Corp.	2,000	59,360
	Toei Animation Co. Ltd.	1,500	113,672
	Toell Co. Ltd.	2,200	16,647
	Toenec Corp.	4,700	130,282
	Togami Electric Manufacturing Co. Ltd.	800	12,093
	Toho Co. Ltd.	9,400	364,134
#*	Toho Co. Ltd.	3,300	31,047
	Toho Gas Co. Ltd.	39,400	1,076,832
	Toho Holdings Co. Ltd.	34,300	536,316
	Toho Titanium Co. Ltd.	6,700	52,130
	Toho Zinc Co. Ltd.	3,000	62,288
	Tohokushinsha Film Corp.	5,900	32,415
	Tokai Carbon Co. Ltd.	53,100	550,736
	Tokai Corp.	5,700	89,559
	Tokai Rika Co. Ltd.	13,500	175,871
	Tokai Tokyo Financial Holdings, Inc.	62,600	220,356
	Token Corp.	2,320	187,925
	Tokio Marine Holdings, Inc.	76,900	4,588,904
	Tokushu Tokai Paper Co. Ltd.	2,800	100,918
*	Tokyo Base Co. Ltd.	5,000	19,760
	Tokyo Century Corp.	22,600	1,115,295
	Tokyo Electron Ltd.	22,900	11,201,145
	Tokyo Energy & Systems, Inc.	12,500	101,727
	Tokyo Gas Co. Ltd.	64,400	1,300,348
	Tokyo Individualized Educational Institute, Inc.	7,100	36,995
#	Tokyo Keiki, Inc.	4,000	35,271
	Tokyo Ohka Kogyo Co. Ltd.	14,200	841,162
#	Tokyo Rakutenchi Co. Ltd.	600	20,084
	Tokyo Sangyo Co. Ltd.	9,200	57,839
	Tokyo Seimitsu Co. Ltd.	16,000	678,662

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Steel Manufacturing Co. Ltd.	5,800	$55,530
	Tokyo Tatemono Co. Ltd.	79,900	1,191,025
*	Tokyo Theatres Co., Inc.	3,200	34,088
	Tokyotokeiba Co. Ltd.	4,500	164,963
	Tokyu Construction Co. Ltd.	35,700	219,156
	Tokyu Corp.	60,383	802,352
	Tokyu Fudosan Holdings Corp.	225,800	1,236,973
	Toli Corp.	14,500	27,209
	Tomoe Corp.	3,500	15,004
	Tomoe Engineering Co. Ltd.	3,000	55,717
	Tomoku Co. Ltd.	4,400	66,702
	TOMONY Holdings, Inc.	33,900	96,131
	Tomy Co. Ltd.	47,800	466,653
	Tonami Holdings Co. Ltd.	1,200	39,039
	Topcon Corp.	51,600	700,349
	Toppan, Inc.	24,740	470,605
	Topre Corp.	9,900	103,377
	Toray Industries, Inc.	472,907	2,988,683
	Torex Semiconductor Ltd.	2,000	46,858
#	Toridoll Holdings Corp.	10,200	205,374
	Torishima Pump Manufacturing Co. Ltd.	6,900	55,710
	Tosei Corp.	14,000	128,179
	Toshiba Corp.	37,500	1,552,876
	Toshiba TEC Corp.	12,900	486,062
	Totech Corp.	3,200	67,901
	Totetsu Kogyo Co. Ltd.	10,900	232,605
	TOTO Ltd.	13,800	593,958
	Totoku Electric Co. Ltd.	800	19,900
	Tow Co. Ltd.	17,400	45,555
	Towa Corp.	7,800	176,416
	Towa Pharmaceutical Co. Ltd.	6,400	156,976
	Toyo Construction Co. Ltd.	31,500	157,023
	Toyo Corp.	5,100	46,535
	Toyo Denki Seizo KK	2,600	22,311
#*	Toyo Engineering Corp.	18,500	106,589
	Toyo Gosei Co. Ltd.	1,700	181,535
	Toyo Ink SC Holdings Co. Ltd.	26,000	431,475
	Toyo Kanetsu KK	5,100	111,118
	Toyo Logistics Co. Ltd.	7,500	20,579
	Toyo Machinery & Metal Co. Ltd.	5,800	29,373
	Toyo Seikan Group Holdings Ltd.	56,400	686,998
	Toyo Suisan Kaisha Ltd.	21,400	876,817
	Toyo Tanso Co. Ltd.	5,400	138,848
	Toyo Wharf & Warehouse Co. Ltd.	900	11,217
	Toyobo Co. Ltd.	37,023	416,656
	Toyoda Gosei Co. Ltd.	18,100	380,410
	Toyota Boshoku Corp.	32,200	570,759
	Toyota Industries Corp.	17,400	1,357,349
	Toyota Motor Corp.	1,052,000	20,790,856
	Toyota Tsusho Corp.	47,200	1,914,125
	TPR Co. Ltd.	9,900	125,443
	Trancom Co. Ltd.	3,100	220,119
#	Trans Genic, Inc.	8,600	31,441
	Transaction Co. Ltd.	7,000	68,428
	Transcosmos, Inc.	13,200	336,418
	TRE Holdings Corp.	9,288	117,219
	Treasure Factory Co. Ltd.	1,500	10,784
*	Trend Micro, Inc.	29,600	1,570,357
	Trenders, Inc.	1,400	9,066

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	21,200	$451,176
	TS Tech Co. Ltd.	41,300	544,188
*	TSI Holdings Co. Ltd.	23,500	64,407
	Tsubaki Nakashima Co. Ltd.	15,700	194,544
	Tsubakimoto Chain Co.	8,400	235,242
	Tsubakimoto Kogyo Co. Ltd.	2,000	74,803
#	Tsugami Corp.	19,400	225,182
#*	Tsukada Global Holdings, Inc.	1,400	3,345
	Tsuruha Holdings, Inc.	9,700	781,280
	Tsurumi Manufacturing Co. Ltd.	6,800	100,956
	Tsutsumi Jewelry Co. Ltd.	2,500	39,282
	TV Asahi Holdings Corp.	9,700	126,158
	Tv Tokyo Holdings Corp.	4,600	79,556
#	Twinbird Corp.	2,100	11,550
	TYK Corp.	7,300	19,313
*	UACJ Corp.	17,100	393,637
	Ubicom Holdings, Inc.	1,600	30,591
	Uchida Yoko Co. Ltd.	4,900	194,015
	Ueki Corp.	1,200	14,901
	ULS Group, Inc.	1,000	32,268
	Ulvac, Inc.	8,400	427,405
	Unicharm Corp.	35,300	1,364,116
	Uniden Holdings Corp.	1,000	29,548
	Union Tool Co.	1,300	42,132
	Unipres Corp.	18,200	127,316
	UNIRITA, Inc.	600	9,617
#	United Super Markets Holdings, Inc.	22,300	203,326
	UNITED, Inc.	4,400	73,690
	UPR Corp.	500	10,384
	Urbanet Corp. Co. Ltd.	14,400	36,515
	User Local, Inc.	1,000	12,665
	Ushio, Inc.	37,500	582,766
	USS Co. Ltd.	58,600	956,392
	UT Group Co. Ltd.	17,200	492,862
*	UUUM Co. Ltd.	3,100	23,080
	V Technology Co. Ltd.	4,700	143,121
	Valor Holdings Co. Ltd.	14,700	282,566
	Valqua Ltd.	10,100	224,675
	Value HR Co. Ltd.	1,600	33,660
	ValueCommerce Co. Ltd.	7,300	225,075
	Valuence Holdings, Inc.	1,300	14,592
#	V-Cube, Inc.	4,500	30,538
#	Vector, Inc.	17,100	145,249
	Vega Corp. Co. Ltd.	1,200	7,225
	Vertex Corp.	1,600	41,774
	VINX Corp.	2,100	15,221
	Visco Technologies Corp.	1,200	10,158
	Vital KSK Holdings, Inc.	23,000	155,534
	VT Holdings Co. Ltd.	37,300	144,819
	Wacoal Holdings Corp.	29,400	539,354
	Wacom Co. Ltd.	44,900	326,143
	Waida Manufacturing Co. Ltd.	1,800	15,247
	Wakachiku Construction Co. Ltd.	4,600	67,157
	Wakita & Co. Ltd.	15,300	134,999
	Waseda Academy Co. Ltd.	3,600	32,908
	Watahan & Co. Ltd.	8,600	95,312
#	Watts Co. Ltd.	3,400	19,936
	Wavelock Holdings Co. Ltd.	1,400	8,796
	WDB Holdings Co. Ltd.	6,600	155,499

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wealth Management, Inc./ Tokyo	1,800	$39,953
	Weathernews, Inc.	1,600	109,082
	Welbe, Inc.	2,500	26,504
	Welcia Holdings Co. Ltd.	20,600	556,361
#	Wellnet Corp.	9,400	35,267
	West Holdings Corp.	14,884	447,213
	West Japan Railway Co.	15,300	641,127
	Will Group, Inc.	10,000	107,669
#	WIN-Partners Co. Ltd.	4,900	41,950
	Wood One Co. Ltd.	4,921	42,676
#	Workman Co. Ltd.	8,100	357,711
*	World Co. Ltd.	10,200	102,436
	World Holdings Co. Ltd.	4,000	80,800
#	Wow World, Inc.	1,700	20,775
	Wowow, Inc.	3,100	44,791
*	Writeup Co. Ltd.	400	8,137
	Xebio Holdings Co. Ltd.	9,700	76,030
	YAC Holdings Co. Ltd.	3,300	32,580
	Yachiyo Industry Co. Ltd.	1,400	6,954
	Yahagi Construction Co. Ltd.	10,800	71,912
	Yakult Honsha Co. Ltd.	18,400	932,907
	YAKUODO Holdings Co. Ltd.	4,600	93,278
	YAMABIKO Corp.	14,200	129,504
	YAMADA Consulting Group Co. Ltd.	6,700	63,901
	Yamada Holdings Co. Ltd.	261,700	883,202
	Yamae Group Holdings Co. Ltd.	2,900	26,401
	Yamaguchi Financial Group, Inc.	51,800	321,418
	Yamaha Corp.	8,500	387,219
	Yamaha Motor Co. Ltd.	55,500	1,321,650
#	YA-MAN Ltd.	19,300	153,044
	Yamatane Corp.	1,400	19,768
	Yamato Corp.	10,100	61,440
	Yamato Holdings Co. Ltd.	54,600	1,162,665
#	Yamato International, Inc.	6,300	15,806
#	Yamaura Corp.	1,600	13,582
#	Yamaya Corp.	1,000	21,517
	Yamazaki Baking Co. Ltd.	45,100	644,833
	Yamazawa Co. Ltd.	1,400	19,614
	Yamazen Corp.	26,000	226,195
	Yaoko Co. Ltd.	8,100	468,299
	Yaskawa Electric Corp.	36,800	1,540,829
	Yasuda Logistics Corp.	4,200	35,154
	YE DIGITAL Corp.	5,200	19,307
	Yellow Hat Ltd.	14,500	201,042
	Yodogawa Steel Works Ltd.	10,200	217,308
	Yokogawa Bridge Holdings Corp.	14,300	267,126
	Yokogawa Electric Corp.	21,800	357,204
	Yokorei Co. Ltd.	18,400	136,732
	Yokowo Co. Ltd.	4,600	105,670
	Yomeishu Seizo Co. Ltd.	1,400	21,885
	Yondenko Corp.	4,400	63,567
#	Yondoshi Holdings, Inc.	6,000	91,719
	Yoshinoya Holdings Co. Ltd.	5,000	103,321
	Yotai Refractories Co. Ltd.	9,100	98,995
	Yuasa Funashoku Co. Ltd.	400	9,642
	Yuasa Trading Co. Ltd.	7,200	182,210
	Yurtec Corp.	19,500	116,258
	Yushin Precision Equipment Co. Ltd.	6,100	37,358
	Yushiro Chemical Industry Co. Ltd.	1,500	14,403

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yutaka Giken Co. Ltd.	1,500	$23,370
	Z Holdings Corp.	247,600	1,257,478
	Zaoh Co. Ltd.	2,300	36,879
	Zenitaka Corp.	900	31,316
	Zenkoku Hosho Co. Ltd.	24,100	1,078,671
	Zenrin Co. Ltd.	9,950	83,561
	Zensho Holdings Co. Ltd.	20,368	490,388
	Zeon Corp.	69,400	805,321
	ZERIA Pharmaceutical Co. Ltd.	1,200	20,067
	ZIGExN Co. Ltd.	21,800	54,857
	ZOZO, Inc.	26,300	700,827
	Zuiko Corp.	6,500	44,647
TOTAL JAPAN			711,670,791
NETHERLANDS — (5.0%)
	Aalberts NV	27,718	1,694,405
Ω	ABN AMRO Bank NV	151,696	2,434,578
*	Accell Group NV	17,633	1,147,569
*Ω	Adyen NV	3,567	7,258,479
	Aegon NV	429,354	2,422,198
#	Aegon NV	284,027	1,610,433
	Akzo Nobel NV	57,708	5,973,162
*Ω	Alfen Beheer BV	7,520	560,780
	AMG Advanced Metallurgical Group NV	8,773	301,926
*	Amsterdam Commodities NV	10,798	309,584
	APERAM SA	25,271	1,424,010
	Arcadis NV	36,472	1,596,564
	ASM International NV	11,630	3,995,840
	ASML Holding NV	6,365	4,310,918
	ASML Holding NV	52,147	35,313,948
	ASR Nederland NV	97,797	4,547,131
*	Avantium NV	3,662	18,768
Ω	B&S Group Sarl	10,369	83,799
#*Ω	Basic-Fit NV	10,245	488,762
	BE Semiconductor Industries NV	34,549	2,896,877
#*	Beter Bed Holding NV	3,566	19,277
	Brunel International NV	13,873	170,470
	Coca-Cola Europacific Partners PLC	44,682	2,568,279
	Corbion NV	19,456	812,355
Ω	Flow Traders	17,133	664,508
	ForFarmers NV	14,215	64,662
*	Fugro NV	35,053	280,299
	Heijmans NV	11,699	188,476
#	Heineken NV	22,941	2,460,345
*	Hunter Douglas NV	853	165,716
	IMCD NV	17,932	3,084,660
	ING Groep NV	709,368	10,490,915
*Ω	Intertrust NV	31,283	680,044
	Kendrion NV	6,117	141,356
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	27,310
	Koninklijke Ahold Delhaize NV	278,971	9,045,523
*	Koninklijke BAM Groep NV	117,991	393,967
	Koninklijke DSM NV	29,279	5,488,653
	Koninklijke KPN NV	2,065,726	6,813,810
	Koninklijke Philips NV	111,278	3,701,472
	Koninklijke Philips NV	26,347	876,838
	Koninklijke Vopak NV	22,662	777,553
*Ω	Lucas Bols BV	3,519	45,760
	Nedap NV	2,325	162,028

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	NN Group NV	101,581	$5,684,689
	Ordina NV	36,112	180,966
#	PostNL NV	246,640	1,056,537
	Prosus NV	99,425	8,271,748
	Randstad NV	74,566	4,850,792
Ω	Signify NV	58,201	3,082,844
*	Sligro Food Group NV	12,067	307,836
	Stellantis NV	495,930	9,573,447
	TKH Group NV	14,207	819,801
*	TomTom NV	29,479	281,711
	Universal Music Group NV	54,393	1,342,916
	Van Lanschot Kempen NV	11,445	288,312
	Wolters Kluwer NV	112,162	11,415,689
TOTAL NETHERLANDS			174,671,295
NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,673	10,295
	Arvida Group Ltd.	30,916	34,598
*	Auckland International Airport Ltd.	133,485	633,641
	Briscoe Group Ltd.	8,008	31,325
	Chorus Ltd.	207,081	948,260
	Chorus Ltd., ADR	880	19,518
	Contact Energy Ltd.	76,864	398,443
	EBOS Group Ltd.	38,785	997,072
	Fisher & Paykel Healthcare Corp. Ltd.	72,482	1,333,562
	Fletcher Building Ltd.	40,252	171,195
#	Freightways Ltd.	67,672	538,858
#*	Gentrack Group Ltd.	3,743	4,450
	Hallenstein Glasson Holdings Ltd.	19,942	81,960
	Heartland Group Holdings Ltd.	195,183	303,929
	Infratil Ltd.	213,854	1,067,264
#	Investore Property Ltd.	76,064	91,315
	Kathmandu Holdings Ltd.	256,380	237,153
	Mainfreight Ltd.	10,911	602,091
	Mercury NZ Ltd.	86,179	316,839
	Meridian Energy Ltd.	164,806	475,064
	Napier Port Holdings Ltd.	4,632	9,175
*	NEW Zealand King Salmon Investments Ltd.	7,998	6,379
#	NZME Ltd.	3,265	2,734
#	NZX Ltd.	91,867	106,626
	Oceania Healthcare Ltd.	30,158	23,514
*	Pacific Edge Ltd.	50,042	35,752
	Port of Tauranga Ltd.	23,974	101,871
*	Pushpay Holdings Ltd.	178,018	127,730
*	Rakon Ltd.	23,774	29,058
*	Restaurant Brands New Zealand Ltd.	8,808	84,085
	Ryman Healthcare Ltd.	22,629	147,967
*	Serko Ltd.	6,950	24,241
	Skellerup Holdings Ltd.	41,550	161,449
*	SKY Network Television Ltd.	74,505	118,466
	SKYCITY Entertainment Group Ltd.	272,541	489,746
	Spark New Zealand Ltd.	459,291	1,312,714
	Summerset Group Holdings Ltd.	37,999	306,282
	TOWER Ltd.	149,176	66,749
#	Trustpower Ltd.	27,739	128,668
	Turners Automotive Group Ltd.	11,522	32,092
	Vector Ltd.	66,784	170,938
*	Vista Group International Ltd.	46,145	63,507
	Warehouse Group Ltd.	57,453	113,339

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Z Energy Ltd.	297,137	$694,985
TOTAL NEW ZEALAND			12,654,899
NORWAY — (0.8%)
#	2020 Bulkers Ltd.	1,662	20,288
	ABG Sundal Collier Holding ASA	119,007	115,290
*	Adevinta ASA	19,752	207,225
	AF Gruppen ASA	13,278	285,176
*	Akastor ASA	68,282	45,095
*	Aker Solutions ASA	170,260	445,354
	AKVA Group ASA	1,484	14,907
*	Archer Ltd.	62,371	29,945
*	ArcticZymes Technologies ASA	7,230	71,884
#*	Asetek AS	7,420	28,358
	Atea ASA	58,300	987,350
#*	Axactor SE	35,548	23,558
#*,*	Borr Drilling Ltd.	1,227	2,556
	Borregaard ASA	38,929	915,617
	Bouvet ASA	22,684	174,726
*Ω	Crayon Group Holding ASA	15,828	305,952
	DNB Bank ASA	178,049	4,237,600
Ω	Europris ASA	109,562	818,334
Ω	Fjordkraft Holding ASA	45,580	194,348
*	Gaming Innovation Group, Inc.	11,186	24,496
	Gjensidige Forsikring ASA	39,613	967,606
*	Golar LNG Ltd.	568	8,151
#*	Grieg Seafood ASA	15,229	157,448
*	Hexagon Composites ASA	18,141	55,934
	Hunter Group ASA	103,374	31,034
Ω	Kid ASA	12,875	146,231
	Kitron ASA	67,277	172,104
	Komplett Bank ASA	22,997	17,249
#*	Kongsberg Automotive ASA	217,736	68,561
	Kongsberg Gruppen ASA	51,781	1,569,279
	Leroy Seafood Group ASA	35,948	299,647
#*	Magseis Fairfield ASA	23,324	10,625
	Medistim ASA	1,926	66,171
#	Mowi ASA	47,239	1,159,435
*	MPC Container Ships AS	42,062	142,810
#Ω	Multiconsult ASA	5,960	95,593
*	Napatech A.S.	6,392	7,769
*	Nekkar ASA	31,393	35,035
#*	NEL ASA	81,684	110,907
#*	Nordic Nanovector ASA	10,606	16,291
*	Nordic Semiconductor ASA	50,935	1,509,200
	Norsk Hydro ASA	91,462	702,914
*Ω	Norske Skog ASA	4,896	26,119
	Norway Royal Salmon ASA	6,537	142,122
*	NRC Group ASA	26,226	68,169
#*	Odfjell Drilling Ltd.	68,093	160,414
	Olav Thon Eiendomsselskap ASA	3,852	83,819
	Orkla ASA	86,136	823,150
*	Otello Corp. ASA	4,170	12,542
	Pareto Bank ASA	9,104	64,870
*	PGS ASA	99,319	18,361
#*	PhotoCure ASA	1,744	18,556
	Protector Forsikring ASA	26,718	355,886
*	Q-Free ASA	16,611	13,443
	Salmar ASA	13,890	947,065

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Sandnes Sparebank	3,141	$37,305
*	SATS ASA	4,713	10,466
Ω	Sbanken ASA	26,868	284,175
Ω	Scatec ASA	20,640	304,853
	Schibsted ASA, Class A	13,506	400,110
	Schibsted ASA, Class B	21,036	551,269
*	Self Storage Group ASA	10,099	38,671
	Selvaag Bolig ASA	22,230	130,837
*Ω	Shelf Drilling Ltd.	52,855	43,731
	Sparebank 1 Oestlandet	16,555	274,890
	SpareBank 1 SR-Bank ASA	64,668	966,297
	Sparebanken More	1,371	74,540
	Storebrand ASA	158,570	1,690,574
	Subsea 7 SA	110,774	832,829
	TGS ASA	63,848	687,474
	Tomra Systems ASA	16,058	802,821
*	Ultimovacs ASA	1,432	16,449
	Veidekke ASA	40,140	599,978
Ω	XXL ASA	53,140	83,012
TOTAL NORWAY			26,862,850
PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	258,815
	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	15,139	174,106
	CTT-Correios de Portugal SA	55,328	270,289
	EDP - Energias de Portugal SA	97,578	499,513
	EDP Renovaveis SA	66,285	1,393,407
*	Greenvolt-Energias Renovaveis SA	610	4,131
	Jeronimo Martins SGPS SA	90,278	2,169,475
	Navigator Co. SA	50,292	189,727
	NOS SGPS SA	125,417	494,272
	REN - Redes Energeticas Nacionais SGPS SA	150,773	429,886
	Sonae SGPS SA	388,768	446,695
TOTAL PORTUGAL			6,330,316
SINGAPORE — (0.6%)
	AEM Holdings Ltd.	51,000	171,460
	Avarga Ltd.	145,200	29,001
#*††	Best World International Ltd.	54,600	10,217
	Boustead Projects Ltd.	5,100	3,712
	Boustead Singapore Ltd.	82,300	59,126
	BRC Asia Ltd.	23,800	28,718
	Bukit Sembawang Estates Ltd.	79,000	292,712
	Bund Center Investment Ltd.	5,250	1,992
*	Capitaland Investment Ltd.	139,000	356,656
*	Centurion Corp. Ltd.	64,200	15,473
	China Aviation Oil Singapore Corp. Ltd.	103,700	71,905
	China Sunsine Chemical Holdings Ltd.	168,000	57,966
	Chip Eng Seng Corp. Ltd.	265,600	84,875
	City Developments Ltd.	112,300	589,909
*	COSCO Shipping International Singapore Co. Ltd.	268,200	49,881
	CSE Global Ltd.	175,300	61,737
	Dairy Farm International Holdings Ltd.	106,500	284,918
	Dasin Retail Trust	37,500	8,740
	DBS Group Holdings Ltd.	201,477	5,292,170
	Delfi Ltd.	57,200	31,021
*††	Ezion Holdings Ltd.	350,280	2,100

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	Ezra Holdings Ltd.	194,482	$297
	Far East Orchard Ltd.	50,200	40,937
	Food Empire Holdings Ltd.	66,800	32,983
	Fraser & Neave Ltd.	73,600	76,304
	Frasers Property Ltd.	103,200	84,978
	Frencken Group Ltd.	50,100	61,361
	Fu Yu Corp. Ltd.	139,000	27,831
*	Gallant Venture Ltd.	272,800	26,058
	GK Goh Holdings Ltd.	1,700	1,465
	Great Eastern Holdings Ltd.	11,600	181,468
	GuocoLand Ltd.	129,966	143,662
	Hanwell Holdings Ltd.	60,700	18,005
	Haw Par Corp. Ltd.	37,400	322,276
	Ho Bee Land Ltd.	82,800	171,956
	Hong Fok Corp. Ltd.	104,900	56,844
	Hongkong Land Holdings Ltd.	128,500	695,945
	Hour Glass Ltd.	66,500	93,410
	HRnetgroup Ltd.	119,200	67,103
	Hutchison Port Holdings Trust	601,100	141,984
	iFAST Corp. Ltd.	76,600	355,699
	InnoTek Ltd.	33,100	16,902
	K1 Ventures Ltd.	17,100	0
	Metro Holdings Ltd.	159,400	88,905
	Micro-Mechanics Holdings Ltd.	10,000	24,570
#*††	Midas Holdings Ltd.	200,100	5,332
	Nanofilm Technologies International Ltd.	42,600	89,938
	NSL Ltd.	2,000	1,252
	OUE Ltd.	72,500	70,997
	Oversea-Chinese Banking Corp. Ltd.	304,745	2,836,646
	Oxley Holdings Ltd.	373,865	50,125
	Pacific Century Regional Developments Ltd.	48,300	14,504
	Pan-United Corp. Ltd.	28,600	7,268
	Propnex Ltd.	34,600	41,404
	Q&M Dental Group Singapore Ltd.	53,280	22,498
*	Raffles Education Corp. Ltd.	86,403	4,360
	Raffles Medical Group Ltd.	105,900	100,550
	Riverstone Holdings Ltd.	37,800	19,746
*	SATS Ltd.	73,460	213,651
	SBS Transit Ltd.	20,300	43,810
*	Sembcorp Marine Ltd.	1,267,800	77,337
	Sheng Siong Group Ltd.	187,800	207,534
*	SIA Engineering Co. Ltd.	33,500	53,333
	SIIC Environment Holdings Ltd.	598,900	106,610
	Silverlake Axis Ltd.	38,100	6,666
	Singapore Exchange Ltd.	159,400	1,103,330
	Singapore Land Group Ltd.	68,500	132,178
	Singapore Post Ltd.	568,400	268,219
	Singapore Technologies Engineering Ltd.	308,300	856,907
	StarHub Ltd.	111,900	106,998
	Straits Trading Co. Ltd.	68,500	159,147
*††	Swiber Holdings Ltd.	50,250	759
	Thomson Medical Group Ltd.	916,800	56,605
	Tuan Sing Holdings Ltd.	129,466	42,677
	UMS Holdings Ltd.	187,375	168,234
	United Overseas Bank Ltd.	48,185	1,076,870
	UOB-Kay Hian Holdings Ltd.	87,033	104,332
	UOL Group Ltd.	117,551	637,476
	Valuetronics Holdings Ltd.	179,910	70,113
	Venture Corp. Ltd.	55,500	727,146

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Vicom Ltd.	32,400	$48,752
#	Wing Tai Holdings Ltd.	258,800	338,421
	Yangzijiang Shipbuilding Holdings Ltd.	1,037,700	995,623
TOTAL SINGAPORE			21,102,580
SPAIN — (1.9%)
	Acciona SA	20,585	3,585,598
	Acerinox SA	80,730	1,028,761
#	ACS Actividades de Construccion y Servicios SA	60,627	1,530,626
Ω	Aedas Homes SA	5,100	138,877
*Ω	Aena SME SA	8,017	1,295,408
	Almirall SA	21,649	278,649
*	Amadeus IT Group SA	49,862	3,428,521
*	Amper SA	270,945	59,068
	Applus Services SA	73,138	644,488
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	183,124
	Azkoyen SA	1,659	9,624
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	1,364,601
*	Banco de Sabadell SA	3,722,245	2,894,989
#	Banco Santander SA	2,297,271	8,055,615
	Banco Santander SA, Sponsored ADR	69,983	246,340
	Bankinter SA	256,264	1,502,786
	CaixaBank SA	975,005	3,136,961
*	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	11,080	438,501
*	Distribuidora Internacional de Alimentacion SA	1,085,591	19,092
*	Duro Felguera SA	19,192	18,985
*	eDreams ODIGEO SA	8,936	78,511
	Elecnor SA	8,214	92,218
	Enagas SA	129,610	2,802,435
*	Ence Energia y Celulosa SA	32,665	87,637
#	Endesa SA	34,675	776,324
*	Ercros SA	13,168	43,368
	Faes Farma SA	128,220	494,257
	Fluidra SA	47,204	1,503,075
Ω	Gestamp Automocion SA	49,585	223,387
Ω	Global Dominion Access SA	26,409	130,450
	Grifols SA	46,887	826,820
	Grupo Catalana Occidente SA	17,672	596,004
	Grupo Empresarial San Jose SA	2,330	12,489
*	Grupo Ezentis SA	13,405	2,755
	Iberdrola SA	439,734	5,041,584
	Iberdrola SA	7,329	83,654
	Iberpapel Gestion SA	2,311	45,854
*	Indra Sistemas SA	114,028	1,161,855
	Industria de Diseno Textil SA	162,735	4,935,654
	Laboratorios Farmaceuticos Rovi SA	8,522	625,717
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	229,795	412,505
#	Mapfre SA	458,976	996,800
*	Mediaset Espana Comunicacion SA	111,396	521,610
Ω	Metrovacesa SA	15,992	118,341
Ω	Neinor Homes SA	14,848	180,756
*	Obrascon Huarte Lain SA	90,887	88,758
	Pharma Mar SA	4,088	257,277
*	Promotora de Informaciones SA, Class A	39,368	27,513
#Ω	Prosegur Cash SA	168,648	123,715
	Prosegur Cia de Seguridad SA	103,085	256,810
*	Realia Business SA	163,953	147,559
	Red Electrica Corp. SA	180,255	3,633,620

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Renta Corp. Real Estate SA	3,910	$7,929
	Sacyr SA	124,768	311,898
*	Siemens Gamesa Renewable Energy SA	40,851	883,928
*	Solaria Energia y Medio Ambiente SA	37,171	649,552
*Ω	Talgo SA	18,095	96,313
*	Tecnicas Reunidas SA	13,829	123,997
	Telefonica SA, Sponsored ADR	10,656	49,231
#	Telefonica SA	1,179,654	5,499,038
	Vidrala SA	9,937	844,213
*	Vocento SA	7,149	7,459
	Zardoya Otis SA	62,446	495,188
TOTAL SPAIN			65,158,672
SWEDEN — (4.5%)
	AddLife AB, Class B	42,408	1,220,118
	AddNode Group AB	6,028	233,457
	AddTech AB, Class B	135,091	2,499,028
	AFRY AB	40,278	903,366
	Alfa Laval AB	47,063	1,589,845
Ω	Alimak Group AB	11,756	134,529
	Alligo AB, Class B	10,977	231,122
Ω	Ambea AB	38,834	216,522
*	Annehem Fastigheter AB, Class B	17,670	66,558
*	AQ Group AB	1,915	62,229
*	Arise AB	10,036	51,443
	Arjo AB, Class B	65,958	659,179
	Assa Abloy AB, Class B	70,871	1,940,596
	Atlas Copco AB, Class A	120,658	7,141,269
	Atlas Copco AB, Class B	70,115	3,585,876
	Atrium Ljungberg AB, Class B	13,219	286,114
*Ω	Attendo AB	61,296	216,034
	Avanza Bank Holding AB	58,232	1,842,374
	Axfood AB	52,659	1,341,406
*	Balco Group AB	1,903	25,932
	Beijer Alma AB	16,990	431,749
*	Beijer Electronics Group AB	10,291	68,734
	Beijer Ref AB, Class B	65,502	1,143,271
	Bergman & Beving AB	9,266	132,443
	Bergs Timber AB, Class B	28,770	15,308
	Besqab AB	764	15,043
	Betsson AB, Class B	61,336	343,189
#*	Better Collective AS	10,108	212,697
*	BHG Group AB	17,409	166,874
	Bilia AB, Class A	60,641	910,102
	BillerudKorsnas AB	97,915	1,556,846
	BioGaia AB, Class B	7,871	427,934
	Biotage AB	10,964	223,872
	Bjorn Borg AB	8,728	42,356
	Boliden AB	106,497	4,312,333
	Bonava AB, Class B	38,050	329,300
#*Ω	Boozt AB	11,337	213,087
Ω	Bravida Holding AB	60,418	722,929
	BTS Group AB, Class B	554	20,736
	Bufab AB	15,878	598,808
#	Bulten AB	4,602	46,984
	Bure Equity AB	28,861	995,827
	Byggmax Group AB	39,743	312,946
#*	Calliditas Therapeutics AB, Class B	2,326	24,616
*	Careium AB	11,863	34,986

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Castellum AB	25,073	$590,563
	Catella AB	15,471	68,534
	Catena AB	9,861	559,747
#*	Catena Media PLC	21,179	124,081
*	Cavotec SA	12,463	24,133
	Cellavision AB	2,204	71,931
	Clas Ohlson AB, Class B	32,028	388,163
	Cloetta AB, Class B	88,649	234,613
*	Collector AB	13,954	54,723
	Concentric AB	21,100	597,124
Ω	Coor Service Management Holding AB	39,524	335,700
	Corem Property Group AB, Class B	147,943	424,642
	Dios Fastigheter AB	31,083	346,021
Ω	Dometic Group AB	99,143	1,098,239
*	Doro AB	11,863	36,035
*	Duni AB	11,077	125,206
Ω	Dustin Group AB	28,173	289,299
	Eastnine AB	3,292	47,692
	Elanders AB, Class B	7,969	140,196
	Electrolux AB, Class B	88,709	1,845,785
*	Electrolux Professional AB, Class B	113,936	795,650
#	Elekta AB, Class B	238,240	2,438,197
*Ω	Eltel AB	21,941	34,405
*	Enea AB	4,907	128,583
	Eolus Vind AB, Class B	4,899	59,299
	Epiroc AB, Class A	112,386	2,398,219
	Epiroc AB, Class B	66,719	1,207,537
Ω	Evolution AB	8,190	1,018,976
	eWork Group AB	1,253	15,758
	Fabege AB	107,872	1,609,437
	Fagerhult AB	32,191	200,691
*	Fastighets AB Balder, Class B	11,536	764,247
	Fastighets AB Trianon	844	18,671
	FastPartner AB, Class A	11,438	133,010
	FastPartner AB, Class D	2,155	18,596
	Fenix Outdoor International AG	1,793	227,786
	Ferronordic AB	5,205	149,612
	FormPipe Software AB	5,484	23,380
	G5 Entertainment AB	2,728	91,095
	GARO AB	9,297	173,637
	Getinge AB, Class B	78,618	3,073,616
	GHP Specialty Care AB	10,906	28,335
	Granges AB	43,113	534,695
*Ω	Green Landscaping Group AB	1,322	11,647
	H & M Hennes & Mauritz AB, Class B	111,691	2,223,862
*	Haldex AB	15,422	84,426
	Heba Fastighets AB, Class B	12,138	195,288
	Hexagon AB, Class B	143,475	1,935,201
	Hexatronic Group AB	10,696	433,706
	Hexpol AB	134,099	1,600,032
	HMS Networks AB	14,133	739,148
	Holmen AB, Class B	19,738	958,668
	Hufvudstaden AB, Class A	39,931	570,290
	Husqvarna AB, Class A	11,102	155,092
	Husqvarna AB, Class B	133,995	1,863,062
	Industrivarden AB, Class A	2,941	92,971
	Indutrade AB	64,155	1,596,034
	Instalco AB	93,995	683,279
*	International Petroleum Corp.	3,960	25,857

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Intrum AB	35,606	$1,071,938
	INVISIO AB	10,903	140,188
	Inwido AB	21,528	376,723
*	ITAB Shop Concept AB	2,638	3,791
	JM AB	30,726	1,163,787
*	John Mattson Fastighetsforetagen AB	585	10,761
	Kabe Group AB, Class B	1,438	39,884
	Karnov Group AB	16,341	102,122
*	Karo Pharma AB	7,201	46,214
*	K-fast Holding AB	8,304	62,312
	Kindred Group PLC	172,474	2,003,707
	KNOW IT AB	7,822	285,705
	Lagercrantz Group AB, Class B	85,860	971,811
Ω	LeoVegas AB	18,258	66,626
	Lifco AB, Class B	57,055	1,337,383
	Lime Technologies AB	3,590	113,230
	Lindab International AB	25,338	735,595
	Loomis AB	22,206	570,191
*	Medcap AB	998	17,369
	Medicover AB, Class B	17,078	506,105
*	Medivir AB, Class B	11,208	9,857
*	Mekonomen AB	14,407	212,659
	Midsona AB, Class B	10,809	47,077
#*	Millicom International Cellular SA	31,125	830,846
	MIPS AB	9,645	958,941
*	Modern Times Group MTG AB, Class B	41,213	551,602
Ω	Munters Group AB	40,101	283,225
	Mycronic AB	48,467	991,659
	NCAB Group AB	6,369	49,116
	NCC AB, Class B	39,975	660,857
	Nederman Holding AB	6,890	137,967
*	Nelly Group AB	5,034	15,631
*	Net Insight AB, Class B	152,223	88,026
	New Wave Group AB, Class B	24,388	371,122
	Nibe Industrier AB, Class B	130,088	1,236,429
	Nilorngruppen AB, Class B	3,984	34,571
	Nobia AB	44,971	245,732
*	Nordic Entertainment Group AB, Class B	47,095	1,823,355
	Nordic Waterproofing Holding AB	9,203	191,736
*	Note AB	7,959	166,689
	NP3 Fastigheter AB	6,447	200,644
	Nyfosa AB	64,866	1,009,758
	OEM International AB, Class B	16,066	291,131
*	Ovzon AB	5,642	40,061
*	Pandox AB	37,344	542,916
	Peab AB, Class B	108,710	1,221,906
	Platzer Fastigheter Holding AB, Class B	27,798	367,718
	Prevas AB, Class B	1,582	15,617
	Proact IT Group AB	11,094	90,134
	Probi AB	616	24,525
#*	Qliro AB	5,033	11,041
	Ratos AB, Class B	139,367	731,570
*	RaySearch Laboratories AB	8,329	41,299
	Rejlers AB	5,502	82,226
Ω	Resurs Holding AB	50,452	207,072
	Rottneros AB	32,778	38,725
	Saab AB, Class B	33,754	800,442
	Sagax AB, Class A	309	9,297
	Sagax AB, Class B	19,821	578,579

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Samhallsbyggnadsbolaget i Norden AB	120,629	$727,528
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	56,883
	Sandvik AB	167,646	4,414,877
#*Ω	Scandic Hotels Group AB	38,877	164,025
*	Sdiptech AB, Class B	1,428	59,501
	Sectra AB, Class B	40,254	663,055
	Securitas AB, Class B	177,186	2,140,095
	Semcon AB	4,539	56,095
*	Sensys Gatso Group AB	121,587	11,463
*	Serneke Group AB	7,020	38,559
*Ω	Sinch AB	25,013	257,157
	Sintercast AB	846	13,053
	Skandinaviska Enskilda Banken AB, Class A	294,302	3,804,395
	Skandinaviska Enskilda Banken AB, Class C	3,672	51,314
	Skanska AB, Class B	139,415	3,413,278
	SKF AB, Class A	3,803	86,071
	SKF AB, Class B	52,957	1,160,930
	SkiStar AB	14,822	228,227
	Softronic AB, Class B	3,551	9,887
*	Solid Forsakring AB	5,045	28,865
*	Stendorren Fastigheter AB	1,549	41,841
	Svedbergs i Dalstorp AB, Class B	2,246	17,441
	Svenska Cellulosa AB SCA, Class A	5,252	91,338
	Svenska Cellulosa AB SCA, Class B	106,623	1,856,694
	Svenska Handelsbanken AB, Class A	192,672	2,053,413
#	Svenska Handelsbanken AB, Class B	4,821	58,419
	Sweco AB, Class B	44,232	621,796
	Swedbank AB, Class A	120,654	2,362,189
*	Swedish Orphan Biovitrum AB	73,355	1,442,045
	Systemair AB	32,584	310,937
	Tele2 AB, Class B	239,224	3,480,722
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	631,566
	Telefonaktiebolaget LM Ericsson, Class A	14,695	182,322
	Telefonaktiebolaget LM Ericsson, Class B	679,656	8,486,248
	Telia Co. AB	648,166	2,554,678
	Tethys Oil AB	7,052	51,625
	TF Bank AB	960	21,928
Ω	Thule Group AB	59,126	2,853,802
*	Transtema Group AB	3,896	16,094
	Trelleborg AB, Class B	38,671	973,693
	Troax Group AB	13,833	484,604
	VBG Group AB, Class B	7,388	138,147
	Vitec Software Group AB, Class B	9,819	441,743
	Vitrolife AB	14,729	605,692
	Volati AB	5,191	103,129
	Volvo AB, Class A	66,571	1,522,742
	Volvo AB, Class B	348,699	7,868,888
	Wallenstam AB, Class B	68,724	1,081,620
	Wihlborgs Fastigheter AB	61,076	1,262,737
	XANO Industri AB, Class B	1,470	45,942
*	XSpray Pharma AB	716	4,946
TOTAL SWEDEN			157,155,828
SWITZERLAND — (8.1%)
#	ABB Ltd., Sponsored ADR	26,720	929,054
	ABB Ltd.	131,873	4,572,271
	Adecco Group AG	93,207	4,439,749
*	AEVIS VICTORIA SA	54	846
#	Alcon, Inc.	75,601	5,805,501

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Allreal Holding AG	6,749	$1,464,405
	ALSO Holding AG	2,262	636,573
*	ams-OSRAM AG	83,919	1,410,960
*	APG SGA SA	642	131,568
*	Aryzta AG	254,127	291,733
*	Ascom Holding AG	20,796	272,334
	Bachem Holding AG, Class B	948	565,493
	Baloise Holding AG	22,991	4,027,481
	Banque Cantonale de Geneve	496	88,141
	Banque Cantonale Vaudoise	7,610	629,222
	Belimo Holding AG	4,096	2,261,895
	Bellevue Group AG	3,163	144,583
	Berner Kantonalbank AG	2,328	544,493
	BKW AG	6,665	795,108
*	Bobst Group SA	1,972	167,467
	Bossard Holding AG, Class A	2,590	812,027
	Bucher Industries AG	2,597	1,195,750
	Burckhardt Compression Holding AG	2,052	970,539
	Burkhalter Holding AG	2,570	178,116
	Bystronic AG	314	412,690
	Calida Holding AG	2,084	111,236
	Carlo Gavazzi Holding AG	182	55,563
	Cembra Money Bank AG	12,097	832,020
	Cicor Technologies Ltd.	223	13,178
	Cie Financiere Richemont SA, Class A	69,171	10,052,884
#	Clariant AG	113,235	2,400,025
	Coltene Holding AG	1,811	215,793
	Comet Holding AG	759	242,133
*	COSMO Pharmaceuticals NV	115	7,130
	Credit Suisse Group AG	142,149	1,351,184
	Credit Suisse Group AG, Sponsored ADR	174,770	1,665,558
	Daetwyler Holding AG	1,029	404,042
	DKSH Holding AG	25,363	2,033,563
	dormakaba Holding AG	998	571,452
*	Dottikon Es Holding AG	350	87,507
*	Dufry AG	24,751	1,282,647
	EFG International AG	39,852	305,240
	Emmi AG	789	885,526
	EMS-Chemie Holding AG	376	380,317
	Energiedienst Holding AG	2,093	105,650
*	Feintool International Holding AG	280	16,249
*	Flughafen Zurich AG	8,890	1,644,797
	Fundamenta Real Estate AG	2,647	55,994
Ω	Galenica AG	35,919	2,536,741
*	GAM Holding AG	58,536	83,265
	Geberit AG	4,382	2,977,263
	Georg Fischer AG	821	1,200,562
	Givaudan SA	2,375	9,839,446
	Gurit Holding AG	97	150,882
	Helvetia Holding AG	19,614	2,466,197
	Hiag Immobilien Holding AG	213	21,757
	Huber & Suhner AG	8,527	776,316
*	Implenia AG	6,444	157,205
*	Ina Invest Holding AG	1,289	26,134
	Inficon Holding AG	331	404,304
	Interroll Holding AG	230	973,500
	Intershop Holding AG	436	287,961
	Investis Holding SA	1,724	201,126
	Julius Baer Group Ltd.	97,063	6,343,036

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Jungfraubahn Holding AG	1,253	$192,129
	Kardex Holding AG	2,312	641,751
*	Komax Holding AG	1,071	330,349
#	Kudelski SA	3,540	12,248
	Kuehne + Nagel International AG	13,607	3,842,439
	Landis+Gyr Group AG	9,722	641,238
	LEM Holding SA	95	237,701
	Liechtensteinische Landesbank AG	5,716	344,660
#	Logitech International SA	65,232	5,472,143
	Luzerner Kantonalbank AG	816	369,611
*Ω	Medacta Group SA	1,521	194,907
*Ω	Medartis Holding AG	941	129,322
*Ω	Medmix AG	8,243	356,667
*	Meier Tobler Group AG	2,096	39,863
	Metall Zug AG, Class B	62	127,803
	Mobilezone Holding AG	16,071	251,147
	Mobimo Holding AG	2,951	965,673
	Novartis AG, Sponsored ADR	204,427	17,766,751
	Novartis AG	25,021	2,174,062
	OC Oerlikon Corp. AG	81,857	794,790
*	Orascom Development Holding AG	4,687	52,542
	Orell Fuessli AG	98	9,566
	Partners Group Holding AG	4,629	6,453,741
	Peach Property Group AG	3,643	225,627
	Phoenix Mecano AG	277	119,128
	Plazza AG, Class A	212	77,133
	PSP Swiss Property AG	17,599	2,133,949
*	Rieter Holding AG	1,435	290,077
	Roche Holding AG	5,848	2,408,185
	Roche Holding AG	128,383	49,684,112
	Schaffner Holding AG	38	13,558
	Schindler Holding AG	4,347	1,090,544
	Schweiter Technologies AG	400	530,294
*Ω	Sensirion Holding AG	3,442	422,014
	SFS Group AG	5,636	822,281
	SGS SA	1,268	3,615,793
	SIG Combibloc Group AG	131,542	3,056,232
	Sika AG	36,109	12,633,603
	Softwareone Holding AG	26,015	511,132
	Sonova Holding AG	12,126	4,319,766
	St Galler Kantonalbank AG	943	455,687
#	Stadler Rail AG	7,255	345,241
	Straumann Holding AG	1,900	3,148,459
	Sulzer AG	8,243	788,982
	Swatch Group AG	8,204	2,393,288
	Swatch Group AG	15,935	894,512
	Swiss Life Holding AG	10,143	6,528,133
	Swiss Prime Site AG	33,398	3,302,275
	Swiss Re AG	64,602	7,038,895
*	Swiss Steel Holding AG	143,894	49,312
	Swisscom AG	16,582	9,477,855
	Swissquote Group Holding SA	4,389	746,640
	Tecan Group AG	4,721	2,295,408
	Temenos AG	31,172	3,736,425
*	TX Group AG	1,266	199,842
*	u-blox Holding AG	1,725	123,005
#*	UBS Group AG	309,375	5,743,886
	Valiant Holding AG	7,047	711,730
*	Valora Holding AG	1,674	325,383

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Varia U.S. Properties AG	791	$43,661
Ω	VAT Group AG	10,852	4,425,525
	Vaudoise Assurances Holding SA	441	211,423
	Vifor Pharma AG	27,278	4,832,216
	Vontobel Holding AG	16,069	1,331,823
	VZ Holding AG	4,453	417,399
*	V-ZUG Holding AG	1,148	141,628
	Walliser Kantonalbank	751	82,207
	Warteck Invest AG	26	66,749
	Ypsomed Holding AG	1,162	217,199
	Zehnder Group AG	2,466	225,718
	Zug Estates Holding AG, Class B	112	236,163
	Zuger Kantonalbank AG	28	214,751
	Zurich Insurance Group AG	24,372	11,657,328
TOTAL SWITZERLAND			281,676,661
UNITED KINGDOM — (13.0%)
	3i Group PLC	284,236	5,293,555
	4imprint Group PLC	10,519	400,351
	888 Holdings PLC	189,309	653,460
*	Abcam PLC	30,038	541,064
	Abrdn Plc	841,724	2,752,760
	Admiral Group PLC	54,296	2,308,705
	Advanced Medical Solutions Group PLC	32,750	130,521
	AG Barr PLC	27,002	179,664
	AJ Bell PLC	89,538	408,320
Ω	Alfa Financial Software Holdings PLC	36,610	82,385
	Alliance Pharma PLC	79,159	115,873
	Antofagasta PLC	114,562	2,084,036
*	AO World PLC	32,606	44,328
	Aptitude Software Group PLC	5,495	39,692
*	Ascential PLC	123,292	588,975
	Ashmore Group PLC	184,764	708,239
	Ashtead Group PLC	86,943	6,218,857
#*	ASOS PLC	43,836	1,315,220
*Ω	Aston Martin Lagonda Global Holdings PLC	10,060	163,288
	AstraZeneca PLC, Sponsored ADR	201,545	11,731,934
	AstraZeneca PLC	25,658	2,984,742
Ω	Auto Trader Group PLC	478,735	4,338,122
Ω	Avast PLC	328,476	2,715,813
	AVEVA Group PLC	14,160	561,895
	Aviva PLC	1,071,966	6,328,888
	Avon Protection PLC	10,138	154,219
	B&M European Value Retail SA	426,547	3,266,333
*	Babcock International Group PLC	186,427	763,645
	BAE Systems PLC	891,697	6,978,201
Ω	Bakkavor Group PLC	17,452	28,759
	Balfour Beatty PLC	166,602	571,101
	Bank of Georgia Group PLC	9,726	192,478
#	Barclays PLC, Sponsored ADR	281,451	3,065,001
	Barclays PLC	142,366	381,942
	Barratt Developments PLC	245,403	2,041,026
*	Beazley PLC	257,954	1,712,608
	Begbies Traynor Group PLC	34,007	56,804
	Bellway PLC	45,094	1,735,177
	Berkeley Group Holdings PLC	52,422	2,991,723
	Bloomsbury Publishing PLC	32,035	164,418
*	Boohoo Group PLC	332,375	482,112
	Braemar Shipping Services PLC	3,084	11,047

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Brewin Dolphin Holdings PLC	130,072	$577,531
	Britvic PLC	140,969	1,730,077
	Brooks Macdonald Group PLC	412	14,186
	BT Group PLC	1,847,507	4,893,437
	Bunzl PLC	64,929	2,432,043
	Burberry Group PLC	150,716	3,823,505
	Burford Capital Ltd.	58,019	529,005
	Bytes Technology Group PLC	106,270	666,068
*	C&C Group PLC	125,118	375,083
*	Capita PLC	467,669	201,220
*	Card Factory PLC	138,000	109,396
	Carr's Group PLC	37,151	78,917
	Castings PLC	1,710	8,090
*	Cazoo Group Ltd.	24,662	116,898
	Central Asia Metals PLC	27,437	82,442
*	CentralNic Group PLC	7,803	13,389
	Chemring Group PLC	93,389	345,968
	Chesnara PLC	82,403	314,022
*	Circassia Group PLC	9,031	5,105
	Clarkson PLC	10,758	478,816
	Clinigen Group PLC	35,029	429,904
	Clipper Logistics PLC	21,394	194,351
	Close Brothers Group PLC	46,599	809,757
	CLS Holdings PLC	54,698	165,726
Ω	CMC Markets PLC	29,164	90,851
	CNH Industrial NV	186,079	2,806,183
	Coca-Cola HBC AG	20,808	689,174
	Compass Group PLC	248,367	5,644,787
	Computacenter PLC	56,538	2,035,860
Ω	ConvaTec Group PLC	372,610	884,622
*	Costain Group PLC	23,192	15,276
*Ω	Countryside Partnerships PLC	169,219	705,734
	Crest Nicholson Holdings PLC	124,972	543,253
	Croda International PLC	24,618	2,658,668
	Currys PLC	727,358	1,049,041
	DCC PLC	48,271	4,058,795
#*	De La Rue PLC	55,351	87,767
	Dechra Pharmaceuticals PLC	18,046	1,013,626
	DFS Furniture PLC	68,888	220,853
#	Diageo PLC, Sponsored ADR	71,872	14,658,294
	Diageo PLC	21,285	1,074,070
*	Dialight PLC	4,837	21,403
#*	Dignity PLC	13,155	117,528
	Diploma PLC	49,185	1,846,063
	Direct Line Insurance Group PLC	420,368	1,732,811
	DiscoverIE Group PLC	21,648	249,972
	Domino's Pizza Group PLC	133,192	698,267
	dotdigital group PLC	111,034	220,848
	Drax Group PLC	139,742	1,138,487
	DS Smith PLC	430,159	2,196,800
	Dunelm Group PLC	45,197	814,507
Ω	DWF Group PLC	67,919	106,344
	EKF Diagnostics Holdings PLC	33,900	28,734
	Electrocomponents PLC	298,960	4,526,502
*	Elementis PLC	229,314	442,486
	EMIS Group PLC	38,383	681,077
*	Entain PLC	170,958	3,701,128
	Epwin Group PLC	23,535	31,600
*	Ergomed PLC	722	11,033

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Esken Ltd.	93,715	$15,799
	Euromoney Institutional Investor PLC	29,749	368,951
	Experian PLC	215,755	9,011,630
*	FD Technologies PLC	320	6,979
	FDM Group Holdings PLC	50,232	734,694
	Ferguson PLC	55,833	8,781,967
	Fevertree Drinks PLC	27,257	783,641
*	Flowtech Fluidpower PLC	100	185
Ω	Forterra PLC	38,471	137,830
	Foxtons Group PLC	75,922	42,388
*	Frasers Group PLC	90,675	900,711
	Fresnillo PLC	53,521	453,580
#*	Frontier Developments PLC	5,954	110,839
	Fuller Smith & Turner PLC, Class A	7,041	65,916
*Ω	Funding Circle Holdings PLC	29,473	37,824
	Future PLC	35,054	1,495,089
	Galliford Try Holdings PLC	39,810	94,538
	Games Workshop Group PLC	11,718	1,256,377
	Gamma Communications PLC	17,190	361,594
	GB Group PLC	21,132	188,683
	Genuit Group PLC	40,728	315,733
#	GlaxoSmithKline PLC, Sponsored ADR	119,518	5,356,797
	GlaxoSmithKline PLC	252,371	5,631,908
*	Go-Ahead Group PLC	12,828	115,073
	Grafton Group PLC	72,119	1,133,611
	Grainger PLC	301,825	1,229,172
*	Greencore Group PLC	154,457	257,103
*Ω	Gym Group PLC	27,078	90,149
	Halfords Group PLC	91,252	402,443
	Halma PLC	64,182	2,175,363
	Hargreaves Lansdown PLC	111,131	2,017,663
	Harworth Group PLC	37,928	95,159
	Hays PLC	819,060	1,596,047
	Headlam Group PLC	10,921	65,460
	Helical PLC	46,616	271,954
*	Helios Towers PLC	214,572	443,564
	Henry Boot PLC	30,984	117,991
	Hikma Pharmaceuticals PLC	37,897	1,064,646
	Hill & Smith Holdings PLC	29,641	600,139
	Hilton Food Group PLC	37,490	526,975
	Hiscox Ltd.	108,600	1,427,473
	Hochschild Mining PLC	98,240	137,664
*	Hollywood Bowl Group PLC	53,900	183,076
	HomeServe PLC	128,676	1,326,308
*Ω	Hostelworld Group PLC	52,387	55,507
	Howden Joinery Group PLC	288,514	3,183,011
	HSBC Holdings PLC	52,879	376,358
#	HSBC Holdings PLC, Sponsored ADR	246,127	8,754,737
#*Ω	HSS Hire Group PLC	62,999	14,327
*	Hyve Group PLC	49,874	68,445
Ω	Ibstock PLC	31,885	85,440
	IDOX PLC	161,469	146,019
	IG Group Holdings PLC	160,420	1,766,035
	IMI PLC	109,845	2,454,250
	Impax Asset Management Group PLC	14,899	220,408
	Inchcape PLC	220,891	2,518,865
*	Indivior PLC	391,367	1,191,480
*	Informa PLC	197,507	1,494,019
	Intermediate Capital Group PLC	147,898	3,819,564

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Intertek Group PLC	25,350	$1,839,661
	Investec PLC	153,498	883,948
	iomart Group PLC	30,153	66,639
	IP Group PLC	322,507	423,872
*	ITV PLC	1,963,925	3,004,115
*	IWG PLC	284,310	1,095,022
*	J D Wetherspoon PLC	19,539	237,236
	J Sainsbury PLC	866,609	3,405,380
*	James Fisher & Sons PLC	8,525	44,127
	James Halstead PLC	11,506	44,762
	JD Sports Fashion PLC	831,885	2,133,092
*	John Menzies PLC	20,176	78,143
*	John Wood Group PLC	406,831	1,224,699
	Johnson Matthey PLC	95,658	2,526,202
*	Joules Group PLC	3,174	5,060
	Jupiter Fund Management PLC	198,450	615,664
*Ω	Just Eat Takeaway.com NV	16,126	791,652
*	Just Group PLC	674,649	785,074
	Kainos Group PLC	44,775	920,492
	Keller Group PLC	21,231	243,613
	Keywords Studios PLC	14,056	478,172
*	Kier Group PLC	91,952	122,085
*	Kin & Carta PLC	44,135	138,080
	Kingfisher PLC	665,021	2,982,190
*	Lamprell PLC	132,019	59,013
	Lancashire Holdings Ltd.	69,075	511,418
	Learning Technologies Group PLC	74,652	169,485
	Legal & General Group PLC	1,343,832	5,254,326
*	Liberty Global PLC, Class A	1,555	42,172
*	Liberty Global PLC, Class C	3,809	102,995
	Lloyds Banking Group PLC	6,635,337	4,604,730
	Lloyds Banking Group PLC, ADR	646,406	1,771,152
	London Stock Exchange Group PLC	14,802	1,449,314
*	Lookers PLC	167,036	210,600
	LSL Property Services PLC	36,243	193,605
Ω	Luceco PLC	38,080	153,950
*	M&C Saatchi PLC	1,389	3,481
	M&G PLC	1,469,454	4,300,675
	Macfarlane Group PLC	58,171	98,958
	Man Group PLC	569,143	1,486,786
*	Marks & Spencer Group PLC	695,893	2,059,431
	Marshalls PLC	123,630	1,177,107
*	McBride PLC	67,145	44,942
	Mears Group PLC	56,029	147,934
	Medica Group PLC	15,713	35,712
*	Mediclinic International PLC	84,907	366,256
*	Meggitt PLC	193,117	1,950,530
	Melrose Industries PLC	539,263	1,098,487
*	Metro Bank PLC	30,646	40,216
#	Micro Focus International PLC, Sponsored ADR	10,594	64,517
	Micro Focus International PLC	112,969	695,001
	Midwich Group PLC	8,550	70,026
*	Mitchells & Butlers PLC	12,137	41,183
	MJ Gleeson PLC	7,599	73,556
	Mondi PLC	64,335	1,609,609
	Moneysupermarket.com Group PLC	308,214	787,637
	Morgan Advanced Materials PLC	3,416	14,781
	Morgan Sindall Group PLC	21,598	624,038
	Mortgage Advice Bureau Holdings Ltd.	6,632	116,631

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Motorpoint group PLC	30,228	$122,557
*	N Brown Group PLC	88,702	46,589
#*	Naked Wines PLC	6,499	45,844
*	National Express Group PLC	116,827	396,193
	National Grid PLC	105,847	1,548,849
#	National Grid PLC, Sponsored ADR	47,640	3,486,802
	Natwest Group PLC	349,158	1,147,606
	NCC Group PLC	103,129	265,335
	Next Fifteen Communications Group PLC	27,689	462,043
	Next PLC	25,882	2,637,005
	Nichols PLC	547	9,570
	Ninety One PLC	116,792	410,913
	Norcros PLC	14,489	59,929
	Numis Corp. PLC	16,616	71,969
*	Ocado Group PLC	22,893	466,458
*Ω	On the Beach Group PLC	42,302	165,480
	OSB Group PLC	187,394	1,392,142
	Oxford Instruments PLC	21,482	636,085
	Pagegroup PLC	217,313	1,714,747
	Paragon Banking Group PLC	103,576	797,778
*	Parkmead Group PLC	34,723	18,239
	PayPoint PLC	40,641	363,180
	Pearson PLC	97,772	816,342
#	Pearson PLC, Sponsored ADR	106,066	901,561
*	Pendragon PLC	896,400	275,236
	Pennon Group PLC	95,941	1,405,784
	Persimmon PLC	99,064	3,227,455
*	Petrofac Ltd.	170,128	273,582
*	Petropavlovsk PLC	256,830	52,461
	Pets at Home Group PLC	139,148	805,721
	Phoenix Group Holdings PLC	240,352	2,151,730
*	Playtech PLC	141,116	1,111,696
	Polar Capital Holdings PLC	31,811	270,614
	Porvair PLC	2,968	26,867
*	PPHE Hotel Group Ltd.	1,760	34,230
	Premier Foods PLC	265,149	423,080
*	Provident Financial PLC	102,823	436,051
	Prudential PLC, ADR	66,773	2,267,611
	Prudential PLC	38,410	647,428
*	PureTech Health PLC	54,704	203,087
	PZ Cussons PLC	33,538	87,500
	QinetiQ Group PLC	172,302	625,306
Ω	Quilter PLC	733,072	1,361,254
*	Rank Group PLC	46,316	98,586
	Rathbones Group PLC	19,980	504,488
	Reach PLC	119,382	421,391
	Reckitt Benckiser Group PLC	103,144	8,356,944
	Redde Northgate PLC	138,978	724,309
	Redrow PLC	134,805	1,135,688
	RELX PLC, Sponsored ADR	360,566	11,044,130
	RELX PLC	90,812	2,787,669
	Renew Holdings PLC	42,295	413,513
	Renishaw PLC	7,437	459,233
	Rentokil Initial PLC	346,789	2,428,471
*	Restaurant Group PLC	108,708	139,380
	Ricardo PLC	20,426	127,600
	Rightmove PLC	376,700	3,320,042
	Rio Tinto PLC	35,300	2,488,132
#	Rio Tinto PLC, Sponsored ADR	24,745	1,766,793

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RM PLC	23,732	$59,535
	Robert Walters PLC	32,411	321,383
*	Rolls-Royce Holdings PLC	1,116,875	1,750,680
	Rotork PLC	376,879	1,732,182
	Royal Mail PLC	399,769	2,388,883
	RPS Group PLC	132,928	201,119
	RWS Holdings PLC	52,018	353,862
	S&U PLC	1,685	61,164
*	S4 Capital PLC	29,412	205,665
Ω	Sabre Insurance Group PLC	78,716	241,784
	Sage Group PLC	248,460	2,427,945
	Savills PLC	96,605	1,760,407
	Schroders PLC	25,670	1,176,990
	Schroders PLC	9,072	263,826
	ScS Group PLC	8,051	23,838
	Secure Trust Bank PLC	32	577
*	Senior PLC	117,411	212,536
	Severfield PLC	101,799	96,914
	Severn Trent PLC	79,737	3,095,731
*	SIG PLC	202,918	113,053
	Sirius Real Estate Ltd.	143,575	250,954
	Smart Metering Systems PLC	29,356	292,257
#	Smith & Nephew PLC, Sponsored ADR	31,573	1,069,062
	Smith & Nephew PLC	32,916	559,801
	Smiths Group PLC	114,685	2,417,282
	Smiths News PLC	42,736	20,280
	Softcat PLC	74,620	1,653,405
*	SolGold PLC	145,358	52,214
	Spectris PLC	18,310	835,552
	Speedy Hire PLC	234,031	181,210
	Spirax-Sarco Engineering PLC	11,165	2,012,562
*Ω	Spire Healthcare Group PLC	109,325	351,843
	Spirent Communications PLC	274,543	916,848
*	SSP Group PLC	228,654	848,366
	St. James's Place PLC	311,391	6,427,867
	Standard Chartered PLC	201,260	1,465,726
	SThree PLC	89,134	565,971
	Strix Group PLC	35,702	117,226
*	Studio Retail Group PLC	11,005	15,315
	STV Group PLC	14,208	67,659
*	Superdry PLC	28,746	80,999
	Synthomer PLC	166,163	820,343
	Tatton Asset Management PLC	6,054	40,664
	Taylor Wimpey PLC	1,456,252	2,987,584
	TBC Bank Group PLC	8,414	160,227
	TClarke PLC	8,800	17,891
*	Ted Baker PLC	41,537	49,385
	Telecom Plus PLC	42,869	868,611
	Tesco PLC	1,767,335	7,098,804
	Topps Tiles PLC	74,684	63,976
	TP ICAP Group PLC	113,523	215,206
	Travis Perkins PLC	69,835	1,416,968
	Treatt PLC	4,333	61,724
	Trellus Health Ltd.	2,022	0
*	Tremor International Ltd.	1,199	8,447
*	Tremor International Ltd., ADR	1,546	22,587
	Tribal Group PLC	8,172	9,968
	Trifast PLC	15,252	32,443
	TT Electronics PLC	28,350	90,063

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tungsten Corp. PLC	16,016	$7,935
	Tyman PLC	32,170	162,615
*	ULS Technology PLC	9,798	11,124
	Ultra Electronics Holdings PLC	27,897	1,094,489
	Unilever PLC, Sponsored ADR	367,579	18,889,885
	Unilever PLC	90,093	4,608,347
	United Utilities Group PLC	209,964	3,028,914
	Vertu Motors PLC	143,701	128,517
	Vesuvius PLC	43,783	271,337
	Victrex PLC	25,118	699,643
*	Virgin Money UK PLC	282,083	730,152
	Vistry Group PLC	141,128	1,956,698
	Vitec Group PLC	10,881	187,925
Ω	Vivo Energy PLC	137,634	246,300
	Vodafone Group PLC	2,374,800	4,169,827
#	Vodafone Group PLC, Sponsored ADR	165,888	2,904,702
	Volex PLC	23,026	93,242
	Volution Group PLC	75,107	508,901
	Vp PLC	2,934	38,739
*Ω	Watches of Switzerland Group PLC	44,275	771,336
	Watkin Jones PLC	131,193	469,766
	Weir Group PLC	56,779	1,336,922
*	WH Smith PLC	36,578	820,645
	Wickes Group PLC	123,876	342,322
	Wilmington PLC	6,622	21,391
#	WPP PLC, Sponsored ADR	15,954	1,242,976
	WPP PLC	147,665	2,315,463
*	Xaar PLC	29,893	87,136
	XP Power Ltd.	6,026	396,244
	Young & Co's Brewery PLC, Class A	5,048	102,721
	Zotefoams PLC	1,500	7,316
TOTAL UNITED KINGDOM			453,778,218
UNITED STATES — (0.0%)
*	Arko Corp.	7,299	59,406
*	Block, Inc.	6,815	777,761
	Jackson Financial, Inc.,Class A	4,299	165,483
TOTAL UNITED STATES			1,002,650
TOTAL COMMON STOCKS			3,347,358,581
PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	4,617	4,538
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	13,415	1,161,017
	Biotest AG	2,084	86,159
	Draegerwerk AG & Co. KGaA	4,110	238,767
	Fuchs Petrolub SE	35,897	1,551,294
	Henkel AG & Co. KGaA	14,355	1,174,073
	Jungheinrich AG	27,858	1,191,245
	Porsche Automobil Holding SE	22,691	2,124,988
	Sartorius AG	6,281	3,390,970
	Schaeffler AG	6,250	46,459
	Sixt SE	9,031	815,955
	STO SE & Co. KGaA	1,393	349,600

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Villeroy & Boch AG	866	$23,328
TOTAL GERMANY			12,153,855
TOTAL PREFERRED STOCKS			12,158,393
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	17,925	0
ITALY — (0.0%)
*	BF SpA Rights 02/16/22	3,496	0
#*	Webuild SpA Warrants 08/02/30	1,133	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	210,168	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	60,627	30,364
*	Sacyr SA Rights 02/02/22	124,768	6,868
TOTAL SPAIN			37,232
TOTAL RIGHTS/WARRANTS			37,232
TOTAL INVESTMENT SECURITIES (Cost $2,679,687,955)			3,359,554,206

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	10,332,324	119,534,655
TOTAL INVESTMENTS — (100.0%)
(Cost $2,799,211,425)^^			$3,479,088,861
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,496	$155,899,553	—	$155,914,049
Austria	—	11,857,285	—	11,857,285
Belgium	605,050	33,411,466	—	34,016,516
Canada	319,406,823	261,061	—	319,667,884
China	—	395,462	—	395,462
Denmark	1,464,594	102,713,293	—	104,177,887
Finland	—	70,143,635	—	70,143,635
France	232,916	320,605,006	$246	320,838,168
Germany	10,684,045	226,395,368	—	237,079,413
Greece	—	21,224	—	21,224
Hong Kong	19,620	53,327,771	10,382	53,357,773
Ireland	—	17,967,885	—	17,967,885
Israel	3,726,646	27,374,069	—	31,100,715
Italy	6,198,410	72,557,515	—	78,755,925
Japan	3,400,942	708,269,849	—	711,670,791
Netherlands	40,761,824	133,909,471	—	174,671,295
New Zealand	19,518	12,635,381	—	12,654,899
Norway	9,181	26,853,669	—	26,862,850

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$6,330,316	—	$6,330,316
Singapore	—	21,083,875	$18,705	21,102,580
Spain	$1,660,172	63,498,500	—	65,158,672
Sweden	721,274	156,434,554	—	157,155,828
Switzerland	27,968,574	253,708,087	—	281,676,661
United Kingdom	89,143,708	364,634,510	—	453,778,218
United States	905,878	96,772	—	1,002,650
Preferred Stocks
Australia	—	4,538	—	4,538
Germany	86,159	12,067,696	—	12,153,855
Rights/Warrants
Spain	—	37,232	—	37,232
Securities Lending Collateral	—	119,534,655	—	119,534,655
TOTAL	$507,029,830	$2,972,029,698	$29,333^	$3,479,088,861

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.4%)
*	A2B Australia Ltd.	22,390	$19,060
	Accent Group Ltd.	97,187	139,826
#	Adairs Ltd.	37,884	83,059
*	Alkane Resources Ltd.	39,819	23,276
*	Alliance Aviation Services Ltd.	20,675	57,066
*	Allkem Ltd.	40,558	264,100
	ALS Ltd.	95,530	801,963
	Altium Ltd.	13,106	335,042
#*	AMA Group Ltd.	133,227	40,888
*	AMP Ltd.	887,339	553,104
	Ampol Ltd.	35,660	755,386
	Ansell Ltd.	34,477	655,474
	APA Group	63,064	427,690
#	Appen Ltd.	5,001	34,525
*	Arafura Resources Ltd.	329,110	46,028
	ARB Corp. Ltd.	12,089	398,320
*	Ardent Leisure Group Ltd.	124,631	119,876
	ASX Ltd.	5,231	310,243
	Atlas Arteria Ltd.	93,961	436,158
	AUB Group Ltd.	6,943	114,657
#*	Audinate Group Ltd.	1,376	7,819
#*	Aurelia Metals Ltd.	257,586	77,075
	Australia & New Zealand Banking Group Ltd.	125,994	2,381,140
*	Australian Agricultural Co. Ltd.	85,892	88,152
	Australian Ethical Investment Ltd.	7,068	46,616
	Australian Finance Group Ltd.	38,224	59,872
	Australian Mines Ltd.	73,395	9,480
	Australian Pharmaceutical Industries Ltd.	117,548	126,510
*	Australian Strategic Materials Ltd.	9,973	59,518
	Auswide Bank Ltd.	8,688	41,106
	AVJennings Ltd.	17,132	7,049
	Baby Bunting Group Ltd.	28,930	104,453
	Bank of Queensland Ltd.	130,277	708,674
	Bapcor Ltd.	92,223	462,095
	Base Resources Ltd.	44,322	10,218
	Beacon Lighting Group Ltd.	6,329	12,149
	Bega Cheese Ltd.	88,079	318,942
	Bell Financial Group Ltd.	31,306	36,983
*	Bellevue Gold Ltd.	44,938	24,827
	Bendigo & Adelaide Bank Ltd.	113,923	695,825
	Blackmores Ltd.	2,037	118,301
	BlueScope Steel Ltd.	105,469	1,382,366
	Brambles Ltd.	127,086	873,087
	Bravura Solutions Ltd.	50,452	77,395
	Breville Group Ltd.	11,131	226,698
	BWX Ltd.	32,722	78,697
*	Calima Energy Ltd.	55,631	9,507
*	Calix Ltd.	2,341	8,471
	Capitol Health Ltd.	196,117	52,908
*	Capricorn Metals Ltd.	3,927	8,817
*	Carbon Revolution Ltd.	20,000	16,406
	Cardno Ltd.	5,622	6,894
#*	Carnarvon Energy Ltd.	207,309	39,065
	Carsales.com Ltd.	37,244	589,098
	Cash Converters International Ltd.	147,100	26,693

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Cedar Woods Properties Ltd.	20,812	$75,933
	Challenger Ltd.	152,380	622,453
#*	Champion Iron Ltd.	56,493	260,998
	CIMIC Group Ltd.	3,263	38,119
#*	City Chic Collective Ltd.	30,336	106,674
#	Class Ltd.	13,530	24,468
	Cleanaway Waste Management Ltd.	424,996	867,588
#	Clinuvel Pharmaceuticals Ltd.	5,858	95,754
#	Clover Corp. Ltd.	9,346	10,063
	Cochlear Ltd.	3,412	467,898
	Codan Ltd.	29,559	190,362
	Coles Group Ltd.	66,147	759,943
*	Collection House Ltd.	41,771	3,096
	Collins Foods Ltd.	35,393	295,226
	Commonwealth Bank of Australia	56,430	3,763,302
	Computershare Ltd.	37,454	519,172
#*	Cooper Energy Ltd.	104,295	22,220
*	Corporate Travel Management Ltd.	10,214	152,308
	Costa Group Holdings Ltd.	88,027	174,116
#	Credit Corp. Group Ltd.	9,899	238,847
	CSR Ltd.	148,769	592,631
	Data#3 Ltd.	35,101	137,581
#*	De Grey Mining Ltd.	37,550	30,423
*	Decmil Group Ltd.	28,204	5,997
#*	Deep Yellow Ltd.	18,458	9,941
	Deterra Royalties Ltd.	67,909	207,169
#	Dicker Data Ltd.	12,753	115,524
	Domain Holdings Australia Ltd.	37,376	125,609
	Domino's Pizza Enterprises Ltd.	5,950	438,891
	Eagers Automotive Ltd.	38,452	350,254
	Earlypay Ltd.	33,852	10,354
*	Eclipx Group Ltd.	94,515	141,176
	Elanor Investor Group	20,923	30,642
	Elders Ltd.	39,991	309,242
*	Elmo Software Ltd.	3,368	9,250
	Emeco Holdings Ltd.	117,846	74,883
#*	EML Payments Ltd.	41,522	88,415
	Enero Group Ltd.	8,165	21,126
	EQT Holdings Ltd.	2,246	41,524
	Estia Health Ltd.	58,859	85,100
	Euroz Hartleys Group Ltd.	8,416	9,866
*	EVENT Hospitality & Entertainment Ltd.	20,358	194,505
	Evolution Mining Ltd.	196,271	493,117
	Finbar Group Ltd.	8,281	4,475
	Fleetwood Ltd.	27,378	44,922
#*	Flight Centre Travel Group Ltd.	16,150	191,575
	Fortescue Metals Group Ltd.	208,377	2,926,051
*	G8 Education Ltd.	258,087	203,347
	Genworth Mortgage Insurance Australia Ltd.	115,071	198,924
	Gold Road Resources Ltd.	219,838	209,299
	GR Engineering Services Ltd.	5,972	8,815
	GrainCorp Ltd., Class A	66,530	343,679
	Grange Resources Ltd.	136,583	74,987
*	GTN Ltd.	1,005	399
	GUD Holdings Ltd.	39,295	343,770
	GWA Group Ltd.	56,704	101,688
	Hansen Technologies Ltd.	30,144	104,590
	Harvey Norman Holdings Ltd.	123,169	429,287
#*	Hastings Technology Metals Ltd.	78,420	13,670

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Healthia Ltd.	7,134	$10,111
#*	Helloworld Travel Ltd.	7,605	12,652
	Hot Chili Ltd.	8,052	9,280
	HT&E Ltd.	64,154	85,344
	HUB24 Ltd.	3,024	58,926
#*	Humm Group Ltd.	108,774	64,324
	IDP Education Ltd.	16,873	352,686
	IGO Ltd.	154,721	1,309,096
	Iluka Resources Ltd.	110,892	824,585
	Imdex Ltd.	101,591	212,533
*	Immutep Ltd.	53,922	14,680
	Immutep Ltd.	1,814	487
*	Imugene Ltd.	54,294	12,130
	Incitec Pivot Ltd.	433,377	1,014,741
	Infomedia Ltd.	73,305	78,021
#	Inghams Group Ltd.	73,586	171,313
	Insignia Financial Ltd.	173,582	435,326
	Insurance Australia Group Ltd.	151,560	457,163
	Integral Diagnostics Ltd.	32,811	96,135
*	Integrated Research Ltd.	16,999	11,544
	InvoCare Ltd.	19,356	153,700
*	ioneer Ltd.	78,000	36,770
	IPH Ltd.	36,537	212,006
	IRESS Ltd.	37,208	301,006
	IVE Group Ltd.	23,613	27,608
	James Hardie Industries PLC	23,255	782,652
	JB Hi-Fi Ltd.	28,469	931,487
	Johns Lyng Group Ltd.	35,349	193,426
	Jumbo Interactive Ltd.	6,105	77,649
	Jupiter Mines Ltd.	187,826	29,339
*	Karoon Energy Ltd.	97,899	134,139
	Kelsian Group Ltd.	3,970	19,816
#*	Kingsgate Consolidated Ltd.	33,671	41,313
#	Kogan.com Ltd.	4,740	20,932
	Lendlease Corp. Ltd.	58,419	413,405
	Lifestyle Communities Ltd.	20,021	239,975
	Link Administration Holdings Ltd.	117,887	451,869
	Lovisa Holdings Ltd.	11,337	142,982
	Lycopodium Ltd.	1,624	5,564
*	Lynas Rare Earths Ltd.	62,680	404,856
	MA Financial Group Ltd.	5,744	34,614
	MACA Ltd.	83,592	42,519
	Macmahon Holdings Ltd.	237,156	30,265
	Macquarie Group Ltd.	19,783	2,585,903
#	Magellan Financial Group Ltd.	16,032	213,320
	MaxiPARTS Ltd.	2,254	4,339
	McMillan Shakespeare Ltd.	27,118	216,244
#	McPherson's Ltd.	35,328	20,542
	Medibank Pvt Ltd.	276,065	604,933
	Medusa Mining Ltd.	45,149	20,569
*	Megaport Ltd.	4,658	44,809
#*	Mesoblast Ltd.	55,890	44,909
#*	Metals X Ltd.	186,167	66,447
	Michael Hill International Ltd.	22,149	21,066
	Mineral Resources Ltd.	23,825	946,828
*	MMA Offshore Ltd.	40,775	11,706
	Monadelphous Group Ltd.	21,451	136,645
	Monash IVF Group Ltd.	94,179	67,439
	Money3 Corp. Ltd.	43,029	92,579

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Mount Gibson Iron Ltd.	137,627	$41,106
*	Myer Holdings Ltd.	244,786	76,379
	MyState Ltd.	26,923	94,855
*	Nanosonics Ltd.	7,694	27,966
	National Australia Bank Ltd.	201,252	3,883,247
	Navigator Global Investments Ltd.	29,512	33,741
#*	Nearmap Ltd.	49,009	47,003
#*	Neometals Ltd.	32,125	30,392
	Netwealth Group Ltd.	19,817	214,629
#*	New Century Resources Ltd.	6,855	10,169
	New Energy Solar	7,463	4,271
	Newcrest Mining Ltd.	94,561	1,466,770
	nib holdings Ltd.	107,072	472,412
	Nick Scali Ltd.	15,205	146,728
	Nickel Mines Ltd.	194,483	199,753
#	NICO Resources Ltd.	5,130	1,723
	Nine Entertainment Co. Holdings Ltd.	359,765	671,406
	Northern Star Resources Ltd.	118,221	704,588
#*	Novonix Ltd.	7,175	38,694
	NRW Holdings Ltd.	154,462	174,552
	Nufarm Ltd.	92,986	295,308
	Objective Corp. Ltd.	772	8,787
*	OFX Group Ltd.	53,605	87,684
*	OM Holdings Ltd.	98,157	61,736
*	Omni Bridgeway Ltd.	37,608	86,977
*	oOh!media Ltd.	191,969	220,146
#*	Opthea Ltd.	11,263	9,130
	Orica Ltd.	59,560	590,093
	Orora Ltd.	264,618	651,530
	Over the Wire Holdings Ltd.	3,243	12,293
	OZ Minerals Ltd.	82,808	1,436,480
	Pacific Current Group Ltd.	12,386	61,439
	Pact Group Holdings Ltd.	47,849	79,084
*	Panoramic Resources Ltd.	433,565	75,694
*	Pantoro Ltd.	66,119	14,226
	Peet Ltd.	95,638	76,570
	Pendal Group Ltd.	70,295	241,423
	PeopleIN Ltd.	3,924	11,297
	Perenti Global Ltd.	188,216	103,097
	Perpetual Ltd.	12,281	287,030
	Perseus Mining Ltd.	319,933	334,409
*	Pilbara Minerals Ltd.	26,260	60,752
	Pinnacle Investment Management Group Ltd.	2,716	21,923
	Platinum Asset Management Ltd.	58,479	102,807
*	Praemium Ltd.	43,406	38,978
	Premier Investments Ltd.	19,471	399,502
#	Pro Medicus Ltd.	9,259	299,009
	Propel Funeral Partners Ltd.	4,482	13,946
	PSC Insurance Group Ltd.	8,905	29,194
	PWR Holdings Ltd.	15,753	88,798
*	Qantas Airways Ltd.	7,051	24,133
	QANTM Intellectual Property Ltd.	9,599	8,542
	QBE Insurance Group Ltd.	125,736	998,298
	Qube Holdings Ltd.	189,294	390,641
	Ramelius Resources Ltd.	205,907	197,353
	REA Group Ltd.	3,826	396,361
*	ReadyTech Holdings Ltd.	4,608	10,819
*	Red 5 Ltd.	195,753	37,532
#*	Redbubble Ltd.	33,472	42,616

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Reece Ltd.	14,592	$225,277
#	Regis Healthcare Ltd.	30,740	38,345
#	Regis Resources Ltd.	220,548	268,267
#*	Reject Shop Ltd.	5,557	24,117
	Reliance Worldwide Corp. Ltd.	82,453	304,500
#*	Resolute Mining Ltd.	168,251	34,156
*	Retail Food Group Ltd.	216,688	10,455
	Ridley Corp. Ltd.	62,846	62,838
	Rio Tinto Ltd.	40,067	3,185,554
*	RPMGlobal Holdings Ltd.	10,615	14,345
	Sandfire Resources Ltd.	133,953	643,696
	SEEK Ltd.	13,206	273,671
	Select Harvests Ltd.	36,505	140,138
	Senex Energy Ltd.	15,133	49,404
	Servcorp Ltd.	12,793	30,993
	Service Stream Ltd.	111,695	61,909
	Seven Group Holdings Ltd.	13,611	210,481
*	Seven West Media Ltd.	229,807	102,018
	SG Fleet Group Ltd.	17,389	29,270
	Shaver Shop Group Ltd.	20,068	16,018
	Shine Justice Ltd.	11,047	10,416
	Sigma Healthcare Ltd.	302,534	96,602
*	Silver Lake Resources Ltd.	236,172	248,708
*	Silver Mines Ltd.	86,665	12,512
	Sims Ltd.	48,431	493,088
	SmartGroup Corp. Ltd.	16,247	82,578
	Sonic Healthcare Ltd.	49,825	1,341,802
	Southern Cross Electrical Engineering Ltd.	53,407	20,987
	Southern Cross Media Group Ltd.	72,250	96,647
*	Speedcast International Ltd.	76,666	0
	SRG Global Ltd.	113,718	36,388
#	St Barbara Ltd.	218,829	191,738
	Steadfast Group Ltd.	117,086	385,300
	Suncorp Group Ltd.	101,155	794,459
	Sunland Group Ltd.	20,765	41,339
	Super Retail Group Ltd.	52,878	437,334
*	Superloop Ltd.	92,203	69,729
*	Sydney Airport	64,792	398,219
	Symbio Holdings Ltd.	9,613	39,538
*	Syrah Resources Ltd.	121,694	143,750
	Tassal Group Ltd.	58,013	144,857
	Technology One Ltd.	60,234	450,611
	Telstra Corp. Ltd.	290,695	808,109
#*	Temple & Webster Group Ltd.	9,790	59,462
*	Tiger Resources Ltd.	219,444	0
	TPG Telecom Ltd.	45,795	192,266
	Transurban Group	76,520	675,995
*	Tuas Ltd.	44,136	59,902
#*	Tyro Payments Ltd.	11,023	17,689
*	Uniti Group Ltd.	40,883	122,117
	Vita Group Ltd.	25,228	6,076
Ω	Viva Energy Group Ltd.	200,435	305,553
*	Webjet Ltd.	21,852	76,499
	Wesfarmers Ltd.	61,332	2,288,451
#*	West African Resources Ltd.	126,850	100,574
*	Western Areas Ltd.	105,777	260,329
	Westgold Resources Ltd.	106,904	138,543
	Westpac Banking Corp.	165,656	2,389,245
*	Wiluna Mining Corp. Ltd.	10,550	7,946

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	WiseTech Global Ltd.	3,399	$110,703
	Woodside Petroleum Ltd.	38,860	694,389
	Woolworths Group Ltd.	57,381	1,399,779
	Worley Ltd.	69,261	570,686
*	Xero Ltd.	2,228	180,480
#*	Zip Co. Ltd.	32,323	74,410
TOTAL AUSTRALIA			84,924,410
AUSTRIA — (0.7%)
	Addiko Bank AG	2,404	33,228
	Agrana Beteiligungs AG	4,134	80,330
	ANDRITZ AG	14,055	747,776
	AT&S Austria Technologie & Systemtechnik AG	8,985	418,487
	Atrium European Real Estate Ltd.	26,824	91,088
Ω	BAWAG Group AG	13,878	832,890
#*	DO & Co. AG	1,322	136,272
	Erste Group Bank AG	23,298	1,088,962
	EVN AG	9,387	276,324
#*	FACC AG	1,800	15,653
*	Flughafen Wien AG	563	17,983
#	IMMOFINANZ AG	11,636	301,847
*	Lenzing AG	3,224	395,738
	Mayr Melnhof Karton AG	1,587	308,756
#	Oesterreichische Post AG	5,733	240,636
	OMV AG	17,194	1,052,348
	Palfinger AG	2,862	97,804
	POLYTEC Holding AG	2,865	25,202
*	Porr AG	4,562	64,556
	Raiffeisen Bank International AG	48,822	1,372,252
	Rosenbauer International AG	724	36,252
	S IMMO AG	8,446	216,453
*	Schoeller-Bleckmann Oilfield Equipment AG	1,480	62,402
	Semperit AG Holding	1,647	49,979
	Strabag SE	3,942	169,669
	Telekom Austria AG	26,772	231,574
	UBM Development AG	1,080	51,163
	UNIQA Insurance Group AG	32,998	305,866
#	Verbund AG	1,881	199,217
	voestalpine AG	31,426	1,044,761
	Wienerberger AG	24,190	875,848
	Zumtobel Group AG	7,627	69,474
TOTAL AUSTRIA			10,910,790
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	6,740	1,300,987
	Ageas SA	33,186	1,597,393
*	AGFA-Gevaert NV	57,317	243,196
*	Argenx SE, ADR	689	185,520
	Atenor	1,229	78,557
	Banque Nationale de Belgique	19	35,699
	Barco NV	7,673	158,459
	Bekaert SA	10,969	510,681
*	bpost SA	20,562	151,789
	Cie d'Entreprises CFE	2,314	313,460
	Deceuninck NV	13,585	51,506
	D'ieteren Group	4,441	773,775
	Econocom Group SA/NV	34,290	137,128
#	Elia Group SA	3,993	538,834

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Etablissements Franz Colruyt NV	10,547	$428,416
	EVS Broadcast Equipment SA	3,189	75,893
	Exmar NV	9,024	45,238
	Fagron	10,265	176,454
	Gimv NV	5,769	351,671
*	Greenyard NV	2,112	21,636
	Immobel SA	938	83,639
	Ion Beam Applications	3,956	67,589
	Jensen-Group NV	1,201	38,908
	KBC Group NV	16,552	1,439,517
*	Kinepolis Group NV	2,693	163,091
	Lotus Bakeries NV	88	564,413
	Melexis NV	4,071	426,856
#*	Ontex Group NV	18,660	136,648
*	Oxurion NV	7,971	14,672
*	Picanol	441	33,530
	Proximus SADP	47,228	964,423
	Recticel SA	11,663	222,172
	Resilux	280	71,964
	Roularta Media Group NV	370	7,637
	Shurgard Self Storage SA	3,633	209,418
	Solvay SA	16,468	1,984,216
	Telenet Group Holding NV	8,229	315,899
	TER Beke SA	198	25,843
*	Tessenderlo Group SA	6,656	259,272
	UCB SA	5,773	574,444
	Umicore SA	26,235	993,143
	Van de Velde NV	1,236	45,817
	VGP NV	1,498	424,481
TOTAL BELGIUM			16,243,884
CANADA — (10.8%)
*	5N Plus, Inc.	21,900	39,453
	Absolute Software Corp.	8,900	71,766
#	Acadian Timber Corp.	3,200	47,831
*	Aclara Resources, Inc.	11,241	11,054
	Aecon Group, Inc.	18,295	249,853
#	AG Growth International, Inc.	4,100	109,503
	AGF Management Ltd., Class B	23,287	135,565
	Agnico Eagle Mines Ltd.	26,842	1,282,511
*	Aimia, Inc.	25,250	112,231
#*	Air Canada	1,558	28,019
	AirBoss of America Corp.	3,978	125,178
#	Alamos Gold, Inc.,Class A	103,405	705,525
*	Alexco Resource Corp.	1,285	1,915
	Algoma Central Corp.	3,100	42,044
	Algonquin Power & Utilities Corp.	18,537	264,894
	Alimentation Couche-Tard, Inc.	46,595	1,879,342
#	AltaGas Ltd.	61,264	1,258,390
	Altus Group Ltd.	3,716	178,353
	Amerigo Resources Ltd.	45,106	56,065
	Andlauer Healthcare Group, Inc.	3,059	115,126
#*	Argonaut Gold, Inc.	81,374	145,956
*	Aritzia, Inc.	19,786	917,894
	Atco Ltd., Class I	10,864	365,965
*	ATS Automation Tooling Systems, Inc.	11,169	456,021
*	AutoCanada, Inc.	4,621	137,305
	B2Gold Corp.	277,920	1,002,769
#	Badger Infrastructure Solutions Ltd.	7,456	180,600

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal	67,617	$7,653,027
	Bank of Nova Scotia	74,200	5,340,824
	Barrick Gold Corp.	132,229	2,526,180
	BCE, Inc.	5,613	293,296
	Bird Construction, Inc.	6,030	45,635
	Black Diamond Group Ltd.	7,742	27,956
#*,*	BlackBerry Ltd.	20,212	166,323
	BMTC Group, Inc.	3,210	37,728
#*	Bombardier, Inc., Class A	6,400	8,710
#*	Bombardier, Inc., Class B	270,974	360,261
	Boralex, Inc., Class A	9,066	235,717
	Bridgemarq Real Estate Services	1,100	14,685
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	109	6,130
#	Brookfield Asset Management, Inc., Class A	13,369	736,632
	Brookfield Infrastructure Corp., Class A	10,958	726,798
#	BRP, Inc.	4,768	396,286
*	Calfrac Well Services Ltd.	3,500	14,951
	Calian Group Ltd.	1,100	49,455
	Cameco Corp.	22,978	446,509
	Canaccord Genuity Group, Inc.	29,719	354,903
#*	Canada Goose Holdings, Inc.	12,281	377,150
	Canadian Imperial Bank of Commerce	46,690	5,862,019
#	Canadian National Railway Co.	28,471	3,467,075
	Canadian Pacific Railway Ltd.	26,835	1,917,505
#	Canadian Tire Corp. Ltd., Class A	7,632	1,101,916
#	Canadian Utilities Ltd., Class A	13,383	388,809
	Canadian Utilities Ltd., Class B	500	14,577
	Canadian Western Bank	27,023	821,224
#*	Canfor Corp.	17,127	389,118
*	Canfor Pulp Products, Inc.	11,391	53,677
*	Capstone Mining Corp.	94,575	402,510
#*	Cardinal Energy Ltd.	32,252	133,712
	Cascades, Inc.	26,194	262,115
	CCL Industries, Inc., Class B	17,433	911,456
*	Celestica, Inc.	32,828	408,709
#	Centerra Gold, Inc.	64,603	521,439
	CES Energy Solutions Corp.	71,198	136,666
*	CGI, Inc.	20,894	1,783,795
#	Chesswood Group Ltd.	2,800	29,561
	China Gold International Resources Corp. Ltd.	56,934	152,284
	CI Financial Corp.	47,464	880,837
#	Cogeco Communications, Inc.	6,247	512,773
	Cogeco, Inc.	1,976	127,376
*	Colabor Group, Inc.	11,200	5,903
	Colliers International Group, Inc.	2,392	349,527
#	Computer Modelling Group Ltd.	15,890	59,752
	Constellation Software, Inc.	1,152	1,984,133
*	Copper Mountain Mining Corp.	51,894	143,702
#	Corus Entertainment, Inc., Class B	63,465	251,134
*	Denison Mines Corp.	140,508	170,226
*	Descartes Systems Group, Inc.	2,874	209,141
	Dexterra Group, Inc.	16,180	105,139
#*	DIRTT Environmental Solutions	12,800	21,046
	Dollarama, Inc.	21,751	1,122,329
#	Doman Building Materials Group Ltd.	20,500	134,500
#*	Dorel Industries, Inc., Class B	8,016	157,779
	DREAM Unlimited Corp., Class A	9,274	292,033
	Dundee Precious Metals, Inc.	48,738	286,412
	Dynacor Gold Mines, Inc.	9,100	22,479

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	ECN Capital Corp.	64,765	$272,073
	E-L Financial Corp. Ltd.	200	144,251
*	Eldorado Gold Corp.	48,083	420,940
#	Element Fleet Management Corp.	121,652	1,239,345
	Empire Co. Ltd., Class A	20,923	645,557
	Enbridge, Inc.	54,306	2,295,714
#	Endeavour Mining PLC	50,660	1,128,653
	Enghouse Systems Ltd.	9,518	335,300
*	Ensign Energy Services, Inc.	37,617	65,992
#*,*	Equinox Gold Corp.	59,303	340,825
	Equitable Group, Inc.	5,500	305,298
*	ERO Copper Corp.	11,587	144,296
	Evertz Technologies Ltd.	7,206	73,355
	Exchange Income Corp.	5,458	182,055
	Exco Technologies Ltd.	6,801	52,593
#	Extendicare, Inc.	16,049	91,662
	Fairfax Financial Holdings Ltd.	5,126	2,475,191
	Fiera Capital Corp.	15,753	124,423
	Finning International, Inc.	36,935	1,029,758
	Firm Capital Mortgage Investment Corp.	9,400	106,412
	First Majestic Silver Corp.	12,700	129,032
#*	First Mining Gold Corp.	44,500	9,802
	First National Financial Corp.	4,125	142,168
	First Quantum Minerals Ltd.	124,528	3,067,280
	FirstService Corp.	5,794	923,574
*	Fission Uranium Corp.	72,500	43,917
*	Foraco International SA	7,600	11,360
*	Fortuna Silver Mines, Inc.	73,119	248,523
#*	Galiano Gold, Inc.	35,902	24,290
#*	GDI Integrated Facility Services, Inc.	3,200	139,716
	George Weston Ltd.	10,189	1,111,119
#	GFL Environmental, Inc.	3,600	118,332
#	Gibson Energy, Inc.	31,535	606,810
#	Gildan Activewear, Inc.	35,804	1,425,977
	goeasy Ltd.	4,150	481,160
*	Golden Star Resources Ltd.	10,349	40,382
#*	GoldMoney, Inc.	5,800	8,624
	Great-West Lifeco, Inc.	10,272	320,891
	Guardian Capital Group Ltd., Class A	5,628	166,031
#	Hardwoods Distribution, Inc.	3,658	125,842
*	Heroux-Devtek, Inc.	8,414	112,526
	High Liner Foods, Inc.	5,650	62,672
	HLS Therapeutics, Inc.	700	8,134
*	Home Capital Group, Inc.	23,185	656,983
#	Hudbay Minerals, Inc.	69,732	501,403
Ω	Hydro One Ltd.	17,100	441,776
#*	i-80 Gold Corp.	22,660	47,418
	iA Financial Corp., Inc.	22,600	1,470,516
#*,*	IAMGOLD Corp.	127,795	311,305
*	IBI Group, Inc.	5,300	55,162
	IGM Financial, Inc.	9,090	319,364
*	Imperial Metals Corp.	8,315	20,605
#	Imperial Oil Ltd.	26,385	1,079,583
	Information Services Corp.	3,800	72,224
#	Innergex Renewable Energy, Inc.	24,451	358,731
	Intact Financial Corp.	10,041	1,360,470
	Interfor Corp.	21,569	642,752
	Intertape Polymer Group, Inc.	23,559	475,387
#*	Invesque, Inc.	3,800	6,346

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Ivanhoe Mines Ltd., Class A	48,428	$414,885
Ω	Jamieson Wellness, Inc.	6,532	182,217
*	Journey Energy, Inc.	5,500	17,567
*	Karora Resources, Inc.	21,675	67,865
	K-Bro Linen, Inc.	2,521	67,450
#	Keyera Corp.	13,946	328,148
*	Kinaxis, Inc.	3,895	505,218
	Kinross Gold Corp.	407,851	2,204,129
	Kirkland Lake Gold Ltd.	34,332	1,293,183
*	Knight Therapeutics, Inc.	28,671	125,181
#	KP Tissue, Inc.	3,500	29,104
#	Labrador Iron Ore Royalty Corp.	12,609	388,343
*	Largo, Inc.	4,043	33,780
	Lassonde Industries, Inc., Class A	879	105,799
#	Laurentian Bank of Canada	12,373	430,619
	Leon's Furniture Ltd.	8,006	158,086
#	LifeWorks, Inc.	13,000	281,548
*	Lightspeed Commerce, Inc.	2,025	65,711
	Linamar Corp.	14,328	794,090
	Loblaw Cos. Ltd.	16,488	1,272,091
*	Lucara Diamond Corp.	114,752	51,456
*	Lundin Gold, Inc.	11,261	81,502
	Lundin Mining Corp.	167,701	1,397,124
#*	MAG Silver Corp.	3,365	45,831
	Magellan Aerospace Corp.	4,737	37,377
	Magna International, Inc.	49,778	4,011,793
*	Mainstreet Equity Corp.	900	89,919
*	Mandalay Resources Corp.	5,100	9,629
	Manulife Financial Corp.	96,744	2,014,210
	Maple Leaf Foods, Inc.	18,000	437,840
#	Martinrea International, Inc.	28,236	232,792
	Maverix Metals, Inc.	10,108	43,363
#*	MDF Commerce, Inc.	2,100	7,616
	Medical Facilities Corp.	14,050	112,519
	Melcor Developments Ltd.	3,200	36,804
	Methanex Corp.	17,494	795,977
	Metro, Inc.	19,068	1,019,910
	Morguard Corp.	700	72,255
	MTY Food Group, Inc.	2,985	133,476
#	Mullen Group Ltd.	29,081	268,584
#	National Bank of Canada	36,844	2,947,752
	Neo Performance Materials, Inc.	1,900	26,710
*	New Gold, Inc.	178,103	281,625
#	NFI Group, Inc.	14,396	216,311
	North American Construction Group Ltd.	13,192	189,299
	North West Co., Inc.	11,509	317,343
	Northland Power, Inc.	43,276	1,253,188
	Nutrien Ltd.	46,209	3,225,400
*	OceanaGold Corp.	197,015	303,780
	Onex Corp.	18,754	1,347,148
#	Open Text Corp.	24,863	1,189,955
#	Osisko Gold Royalties Ltd.	40,182	443,952
#*	Osisko Mining, Inc.	41,503	143,333
	Pan American Silver Corp.	45,096	977,227
	Park Lawn Corp.	5,600	170,579
#	Parkland Corp.	37,385	994,071
	Pason Systems, Inc.	14,685	145,677
	Pembina Pipeline Corp.	57,666	1,830,896
	PHX Energy Services Corp.	13,038	52,823

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Pine Cliff Energy Ltd.	21,000	$12,225
	Pizza Pizza Royalty Corp.	7,900	72,962
	Point.com, Inc.	2,715	42,381
	Polaris Infrastructure, Inc.	6,500	81,662
	PrairieSky Royalty Ltd.	55,279	711,454
*	Precision Drilling Corp.	3,590	156,204
#	Premium Brands Holdings Corp.	4,254	401,522
*	Pretium Resources, Inc.	41,254	559,817
	Primo Water Corp.	26,376	440,479
	Quarterhill, Inc.	31,600	63,640
	Quebecor, Inc., Class B	28,612	676,613
#*	Real Matters, Inc.	12,900	59,672
*	Recipe Unlimited Corp.	5,300	71,506
	Restaurant Brands International, Inc.	19,695	1,102,329
*	RF Capital Group, Inc.	6,961	9,912
	Richelieu Hardware Ltd.	11,988	471,353
	Ritchie Bros Auctioneers, Inc.	15,397	938,594
	Rogers Communications, Inc.,Class B	34,222	1,735,703
#	Rogers Sugar, Inc.	23,918	112,708
	Royal Bank of Canada	112,159	12,790,022
	Russel Metals, Inc.	18,045	450,291
*	Sabina Gold & Silver Corp.	51,951	55,174
#	Sandstorm Gold Ltd.	32,834	197,306
	Saputo, Inc.	19,680	441,083
#	Savaria Corp.	5,400	78,760
*	Seabridge Gold, Inc.	5,000	80,250
	Secure Energy Services, Inc.	78,686	373,885
	Shaw Communications, Inc.,Class B	67,438	2,010,308
*	ShawCor Ltd.	18,794	87,380
*	Shopify, Inc., Class A	547	527,439
#	Sienna Senior Living, Inc.	13,800	160,456
*	Sierra Wireless, Inc.	8,998	131,911
#*	SilverCrest Metals, Inc.	2,775	20,979
#Ω	Sleep Country Canada Holdings, Inc.	13,187	371,910
#	SNC-Lavalin Group, Inc.	21,232	468,185
*Ω	Spin Master Corp.	4,550	156,421
	Sprott, Inc.	1,808	63,551
#	SSR Mining, Inc.	57,515	947,450
	Stantec, Inc.	19,736	1,046,990
#	Stelco Holdings, Inc.	8,799	254,663
	Stella-Jones, Inc.	15,995	501,436
#	Sun Life Financial, Inc.	24,461	1,384,507
*	SunOpta, Inc.	14,492	75,935
#	Superior Plus Corp.	25,430	258,471
#	Tamarack Valley Energy Ltd.	104,000	403,351
*	Taseko Mines Ltd.	77,879	148,858
	TECSYS, Inc.	400	13,452
	TELUS Corp.	2,996	70,496
	TerraVest Industries, Inc.	1,300	24,974
	TFI International, Inc.	16,512	1,589,304
	Thomson Reuters Corp.	4,028	432,446
	Tidewater Midstream & Infrastructure Ltd.	71,300	72,918
	Timbercreek Financial Corp.	20,935	156,953
	TMX Group Ltd.	6,447	655,833
*	Torex Gold Resources, Inc.	28,014	274,597
	Toromont Industries Ltd.	17,025	1,436,976
	Toronto-Dominion Bank	60,326	4,828,320
*	Total Energy Services, Inc.	13,840	74,255
#	Transcontinental, Inc., Class A	23,619	392,055

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	TransGlobe Energy Corp.	7,943	$23,670
#*	Treasury Metals, Inc.	1,485	806
*	Trevali Mining Corp.	12,724	12,212
*	Trican Well Service Ltd.	69,115	193,565
	Tricon Residential, Inc.	27,288	399,933
*	Trisura Group Ltd.	3,552	120,016
#*,*	Turquoise Hill Resources Ltd.	26,525	464,420
#*	Uni-Select, Inc.	8,411	156,885
	VersaBank	2,400	27,830
*	Viemed Healthcare, Inc.	5,400	25,149
	Wajax Corp.	6,875	124,503
	Waste Connections, Inc.	8,485	1,058,079
*	Wesdome Gold Mines Ltd.	30,900	265,694
	West Fraser Timber Co. Ltd.	22,356	2,069,313
	Western Forest Products, Inc.	128,611	204,377
#	Westshore Terminals Investment Corp.	16,246	344,947
#	Wheaton Precious Metals Corp.	10,100	407,232
*	WildBrain Ltd.	40,263	95,657
#	Winpak Ltd.	4,914	145,740
	WSP Global, Inc.	11,489	1,531,987
	Yamana Gold, Inc.	274,499	1,132,452
	Yellow Pages Ltd.	5,429	61,331
TOTAL CANADA			169,774,697
CHINA — (0.0%)
	CGN Mining Co. Ltd.	245,000	25,897
*	Goodbaby International Holdings Ltd.	231,000	32,724
Ω	Hygeia Healthcare Holdings Co. Ltd.	34,200	155,050
*	Meilleure Health International Industry Group Ltd.	294,000	17,132
	Texhong Textile Group Ltd.	64,500	83,384
TOTAL CHINA			314,187
DENMARK — (1.6%)
*	ALK-Abello AS	1,114	470,409
	Alm Brand AS	158,880	301,219
#	Ambu AS, Class B	4,610	97,681
#	AP Moller - Maersk AS, Class A	196	656,650
	AP Moller - Maersk AS, Class B	248	890,851
#*	Bang & Olufsen AS	27,144	94,835
	BankNordik P/F	1,197	26,966
#*	Bavarian Nordic AS	19,397	570,918
*	Brodrene Hartmann AS	947	48,455
	cBrain AS	492	15,406
	Chr Hansen Holding AS	19,874	1,593,804
	Coloplast AS, Class B	4,196	610,192
	Columbus AS	25,009	36,044
	Danske Bank AS	61,163	1,187,249
*	Demant AS	22,709	1,004,722
*	Dfds AS	9,816	479,181
*	Drilling Co. of 1972 AS	4,017	156,688
	DSV AS	6,928	1,407,636
	FLSmidth & Co. AS	12,815	431,995
#	GN Store Nord AS	31,189	1,887,370
#	GronlandsBANKEN AS	259	24,024
*	H+H International AS, Class B	2,403	74,261
*	ISS AS	41,564	783,076
	Jeudan AS	1,620	61,617
*	Jyske Bank AS	15,613	919,641

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Matas AS	11,752	$196,495
#Ω	Netcompany Group AS	4,986	366,293
*	Nilfisk Holding AS	8,267	291,222
*	NKT AS	11,448	481,956
Ω	NNIT AS	3,366	49,379
	North Media AS	2,064	30,692
*	NTG Nordic Transport Group AS, Class A	3,239	215,636
Ω	Orsted AS	4,756	506,728
	Pandora AS	19,719	2,144,239
*	Parken Sport & Entertainment AS	1,139	14,868
	Per Aarsleff Holding AS	4,795	216,055
	Ringkjoebing Landbobank AS	7,641	1,005,858
	Rockwool International AS, Class A	1,003	326,164
	Rockwool International AS, Class B	1,889	723,506
#*	RTX AS	1,768	44,382
	Schouw & Co. AS	3,662	309,703
	SimCorp AS	7,855	732,401
	Solar AS, Class B	1,580	169,415
	SP Group AS	1,454	80,511
	Spar Nord Bank AS	24,008	345,245
*	Sparekassen Sjaelland-Fyn AS	1,486	45,839
	Sydbank AS	16,028	565,749
	TCM Group AS	1,798	37,508
*	Tivoli AS	661	81,021
	Topdanmark AS	12,899	737,736
	Tryg AS	31,262	740,778
	UIE PLC	387	106,331
	Vestas Wind Systems AS	36,394	984,836
TOTAL DENMARK			25,381,436
FINLAND — (2.0%)
	Aktia Bank Oyj	13,850	179,679
	Alandsbanken Abp, Class B	1,334	53,617
	Alma Media Oyj	6,819	78,053
	Aspo Oyj	5,171	64,245
	Atria Oyj	4,031	50,990
*	BasWare Oyj	281	8,250
	Cargotec Oyj, Class B	8,350	416,891
	Caverion Oyj	14,361	99,339
	Citycon Oyj	7,699	61,620
	Digia Oyj	3,511	28,558
	Elisa Oyj	22,402	1,315,934
Ω	Enento Group Oyj	967	35,134
#*	Finnair Oyj	179,335	132,704
	Fiskars Oyj Abp	7,879	196,029
	Fortum Oyj	35,637	970,030
	F-Secure Oyj	15,273	75,173
	Glaston Oyj ABP	7,940	9,679
	Harvia Oyj	3,039	160,625
	HKScan Oyj, Class A	10,963	19,883
	Huhtamaki Oyj	26,314	1,037,395
	Ilkka-Yhtyma Oyj	2,909	15,761
#	Kamux Corp.	5,559	71,158
	Kemira Oyj	32,835	482,645
	Kesko Oyj, Class A	17,107	491,925
	Kesko Oyj, Class B	52,528	1,659,001
	Kojamo Oyj	17,976	412,116
	Kone Oyj, Class B	11,724	759,295
	Konecranes Oyj	15,797	635,428

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Lassila & Tikanoja Oyj	12,008	$165,917
	Marimekko Oyj	656	54,030
	Metsa Board Oyj, Class B	48,247	520,130
	Metso Outotec Oyj	120,615	1,293,548
	Musti Group Oyj	4,426	132,278
	Neles Oyj	29,515	414,824
	Neste Oyj	17,412	785,273
*	Nokia Oyj	369,101	2,201,179
*	Nokia Oyj, Sponsored ADR	119,454	704,779
	Nokian Renkaat Oyj	33,630	1,137,029
	Nordea Bank Abp	139,779	1,663,271
	Oriola Oyj, Class A	2,227	5,398
	Oriola Oyj, Class B	38,503	94,670
*	Outokumpu Oyj	105,866	685,896
	Ponsse Oyj	2,973	134,165
*	QT Group Oyj	2,330	270,479
	Raisio Oyj, Class V	15,215	54,996
*	Rapala VMC Oyj	1,151	10,565
	Raute Oyj, Class A	401	8,733
	Revenio Group Oyj	5,089	265,690
Ω	Rovio Entertainment Oyj	9,200	72,563
	Sampo Oyj, Class A	28,139	1,396,618
	Sanoma Oyj	21,019	317,471
	Scanfil Oyj	2,122	18,679
	Stora Enso Oyj, Class R	127,218	2,589,783
	Taaleri Oyj	2,940	37,974
	Talenom Oyj	3,569	40,548
	Teleste Oyj	3,087	18,941
	TietoEVRY Oyj	23,353	694,904
	Tokmanni Group Corp.	20,394	426,730
	UPM-Kymmene Oyj	70,254	2,560,512
	Uponor Oyj	18,691	414,735
	Vaisala Oyj, Class A	2,628	140,229
	Valmet Oyj	37,202	1,420,905
	Verkkokauppa.com Oyj	1,932	14,987
	Wartsila OYJ Abp	61,564	760,099
	YIT Oyj	41,269	205,013
TOTAL FINLAND			31,254,698
FRANCE — (8.1%)
	ABC arbitrage	8,258	65,988
*	Accor SA	21,170	778,026
#*	Aeroports de Paris	3,202	434,514
	Air Liquide SA	28,455	4,867,491
*	Airbus SE	23,263	2,970,527
*	Akka Technologies	4,517	246,788
	AKWEL	3,913	96,969
#Ω	ALD SA	20,555	308,026
	Alstom SA	11,337	367,542
	Altamir	3,848	108,277
	Alten SA	6,197	1,010,769
Ω	Amundi SA	5,326	414,024
	Arkema SA	17,148	2,535,642
	Assystem SA	1,573	67,270
	Atos SE	20,684	741,458
	Aubay	1,711	101,743
	AXA SA	76,328	2,417,384
	Axway Software SA	1,727	33,886
#	Bastide le Confort Medical	789	38,618

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Beneteau SA	9,994	$166,634
#	Bigben Interactive	3,977	81,571
	BioMerieux	3,348	392,596
	BNP Paribas SA	50,102	3,576,751
	Boiron SA	1,900	86,386
#	Bollore SA	87,221	470,139
	Bonduelle SCA	4,816	113,283
*	Bourbon Corp.	3,477	0
	Bouygues SA	57,601	2,031,418
	Bureau Veritas SA	38,023	1,087,927
	Burelle SA	30	21,364
	Capgemini SE	13,980	3,142,933
	Carrefour SA	168,428	3,205,453
*	Casino Guichard Perrachon SA	9,663	213,736
*	Catana Group	4,489	40,490
	CBo Territoria	5,862	24,219
*	Cegedim SA	1,934	48,321
*	CGG SA	219,811	182,976
	Chargeurs SA	4,384	110,423
	Cie de Saint-Gobain	55,789	3,775,100
*	Cie des Alpes	5,270	88,024
	Cie Generale des Etablissements Michelin SCA	28,422	4,755,677
	Cie Plastic Omnium SA	13,242	307,999
	CNP Assurances	29,739	732,030
*	Coface SA	29,061	384,475
	Credit Agricole SA	56,025	842,865
	Danone SA	26,166	1,631,478
	Dassault Systemes SE	15,536	751,296
	Delta Plus Group	346	33,310
*	Derichebourg SA	27,761	349,117
	Edenred	25,389	1,090,517
	Eiffage SA	24,726	2,598,040
	Electricite de France SA	33,136	318,709
*Ω	Elior Group SA	28,156	169,840
*	Elis SA	61,787	1,128,704
	Engie SA	139,543	2,146,423
*	Eramet SA	2,328	241,296
*	ESI Group	604	51,661
	EssilorLuxottica SA	7,122	1,347,379
	Eurazeo SE	10,234	813,177
Ω	Euronext NV	16,785	1,618,280
#	Eutelsat Communications SA	59,830	741,880
*	Exel Industries, Class A	266	22,851
	Faurecia SE	37,315	1,619,701
	Fnac Darty SA	6,014	357,239
	Gaztransport Et Technigaz SA	5,084	466,415
	Getlink SE	21,835	344,444
*	GL Events	2,690	52,758
	Groupe Crit	826	60,281
#	Groupe Gorge SA	802	13,904
	Guerbet	2,118	79,094
	Guillemot Corp.	678	12,245
*	Haulotte Group SA	2,041	11,870
	Hermes International	1,209	1,815,216
	HEXAOM	901	38,920
*	ID Logistics Group	571	207,326
	Imerys SA	8,616	395,952
	Infotel SA	752	44,792
	Interparfums SA	1,045	79,402

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	8,567	$833,576
	IPSOS	10,845	495,542
	Jacquet Metals SACA	3,858	94,980
*	JCDecaux SA	19,782	541,515
	Kaufman & Broad SA	7,894	313,333
	Kering SA	4,379	3,270,083
	Korian SA	19,831	434,753
*	Lagardere SA	12,455	339,070
	Lectra	6,056	260,005
	Legrand SA	21,468	2,184,863
	Linedata Services	1,500	67,492
	LISI	5,674	178,285
	LNA Sante SA	1,295	59,925
	L'Oreal SA	4,497	1,920,878
*	Lumibird	601	13,707
	LVMH Moet Hennessy Louis Vuitton SE	13,237	10,872,570
Ω	Maisons du Monde SA	12,403	283,190
	Manitou BF SA	2,842	105,885
	Manutan International	278	24,534
	Mersen SA	4,927	205,486
	Metropole Television SA	8,896	173,555
	Nexans SA	6,931	626,315
	Nexity SA	12,800	535,958
*	Nicox	1,341	3,461
	NRJ Group	4,221	28,120
	Oeneo SA	5,302	83,436
*	OL Groupe SA	4,903	11,095
	Orange SA	474,039	5,568,751
	Orpea SA	8,408	369,146
	Pharmagest Interactive	508	45,899
*	Prodways Group SA	1,203	3,934
	Publicis Groupe SA	37,181	2,519,417
	Quadient SA	10,199	208,421
#*	Rallye SA	1,703	8,300
#*††	Recylex SA	3,158	1,229
*	Renault SA	39,401	1,565,891
	Rexel SA	66,260	1,476,909
	Robertet SA	177	173,571
	Rothschild & Co.	8,231	357,152
	Rubis SCA	13,553	438,748
	Safran SA	3,082	373,135
	Samse SA	48	10,995
	Savencia SA	1,061	76,624
	SCOR SE	45,936	1,566,996
	SEB SA	5,772	876,016
	SES SA	101,833	783,506
*Ω	SMCP SA	5,369	44,163
	Societe BIC SA	6,130	349,036
	Societe Generale SA	72,311	2,684,208
	Societe LDC SA	88	9,992
	Societe pour l'Informatique Industrielle	2,213	103,660
*	SOITEC	2,338	426,780
#*	Solocal Group	15,928	25,923
	Somfy SA	1,802	331,778
	Sopra Steria Group SACA	4,116	723,734
	SPIE SA	34,312	795,851
#*Ω	SRP Groupe SA	5,370	11,607
	Stef SA	1,222	142,587
	STMicroelectronics NV	51,082	2,401,913

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Sword Group	1,865	$85,939
	Synergie SE	2,431	92,340
*	Technicolor SA	3,412	10,699
*	Technip Energies NV	31,415	480,697
	Teleperformance	6,470	2,436,532
	Television Francaise 1	14,992	143,302
	Thermador Groupe	1,879	204,792
	Tikehau Capital SCA	3,901	103,782
	Total Gabon	250	41,598
*	Touax SA	1,701	13,980
	Trigano SA	2,260	428,186
#*	Ubisoft Entertainment SA	13,221	758,680
	Union Financiere de France BQE SA	1,264	23,509
	Valeo	62,740	1,756,005
*	Vallourec SA	24,895	221,449
	Veolia Environnement SA	35,647	1,287,740
Ω	Verallia SA	15,584	488,790
	Vetoquinol SA	622	91,339
	Vilmorin & Cie SA	2,171	122,710
	Vinci SA	48,830	5,352,087
	Virbac SA	906	364,478
	Vivendi SE	19,067	249,880
	Wavestone	1,251	68,509
*Ω	Worldline SA	13,821	669,900
*Ω	X-Fab Silicon Foundries SE	8,987	87,670
TOTAL FRANCE			128,163,326
GERMANY — (7.0%)
	1&1 AG	12,408	330,262
	3U Holding AG	898	3,361
	7C Solarparken AG	9,723	45,293
	Aareal Bank AG	15,902	512,729
	Adesso SE	497	102,619
	Adidas AG	7,931	2,176,403
	ADVA Optical Networking SE	14,838	223,375
	All for One Group SE	614	47,860
	Allgeier SE	1,476	77,780
	Allianz SE	15,781	4,051,811
	Amadeus Fire AG	1,033	192,553
	Aroundtown SA	107,353	663,071
	Atoss Software AG	1,303	261,251
*Ω	Aumann AG	643	10,196
	Aurubis AG	9,731	1,014,390
	BASF SE	59,924	4,589,513
	Basler AG	570	76,576
*	Bauer AG	4,758	52,637
	Bayerische Motoren Werke AG	39,932	4,226,519
	BayWa AG	4,809	202,526
	Bechtle AG	10,824	649,899
Ω	Befesa SA	4,275	301,803
	Bertrandt AG	1,821	106,571
*	Bijou Brigitte AG	1,184	30,411
	Bilfinger SE	8,032	279,686
*	Borussia Dortmund GmbH & Co. KGaA	15,822	76,711
	Brenntag SE	22,015	1,886,163
	CANCOM SE	6,509	395,077
	Carl Zeiss Meditec AG	534	85,878
*	CECONOMY AG	43,005	191,380
	CENIT AG	1,138	17,673

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGAA	2,318	$284,852
*	Commerzbank AG	216,149	1,866,512
	CompuGroup Medical SE & Co. KgaA	4,659	308,810
*	Continental AG	18,157	1,760,323
#*	Corestate Capital Holding SA	6,569	87,483
Ω	Covestro AG	49,451	2,966,713
	CropEnergies AG	9,615	132,431
*	CTS Eventim AG & Co. KGaA	6,713	477,209
	Daimler AG	101,669	8,112,548
*	Daimler Truck Holding AG	50,834	1,792,095
*Ω	Delivery Hero SE	3,337	257,583
*	Deutsche Bank AG	169,530	2,354,772
	Deutsche Beteiligungs AG	3,648	151,388
	Deutsche Boerse AG	13,066	2,322,513
	Deutsche EuroShop AG	7,676	144,230
#*	Deutsche Lufthansa AG	65,988	513,111
Ω	Deutsche Pfandbriefbank AG	36,260	447,446
	Deutsche Post AG	56,332	3,390,093
	Deutsche Telekom AG	398,554	7,524,291
*	Deutz AG	31,772	217,690
	DIC Asset AG	8,141	140,042
	DMG Mori AG	2,023	95,631
	Dr Hoenle AG	981	39,879
	Draegerwerk AG & Co. KGaA	933	51,525
	Duerr AG	6,157	272,480
	E.ON SE	254,054	3,504,032
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	420,173
*	EDAG Engineering Group AG	3,367	41,281
	Elmos Semiconductor SE	508	31,592
*	ElringKlinger AG	8,030	95,537
	Encavis AG	13,853	218,232
	Energiekontor AG	2,205	155,973
	Evonik Industries AG	25,283	824,825
	Fabasoft AG	710	25,803
	Fielmann AG	5,296	337,762
	First Sensor AG	731	38,263
#*	flatexDEGIRO AG	9,753	188,728
	FORTEC Elektronik AG	65	1,476
*	Francotyp-Postalia Holding AG, Class A	2,956	9,715
*	Fraport AG Frankfurt Airport Services Worldwide	8,871	605,949
	Freenet AG	41,967	1,142,994
	Fresenius Medical Care AG & Co. KGaA	18,011	1,224,629
	Fuchs Petrolub SE	7,294	244,788
	GEA Group AG	16,227	766,647
#	Gerresheimer AG	9,141	820,318
*	Gesco AG	2,374	64,407
	GFT Technologies SE	5,152	255,348
#*	Global Fashion Group SA	34	155
	Grand City Properties SA	14,654	323,410
#	GRENKE AG	1,834	57,929
*	H&R GmbH & Co. KGaA	3,109	25,921
	Hamburger Hafen und Logistik AG	11,078	237,981
	Hannover Rueck SE	3,535	713,158
#Ω	Hapag-Lloyd AG	3,076	918,255
*	Heidelberger Druckmaschinen AG	78,275	245,593
*	HelloFresh SE	19,611	1,305,714
	Henkel AG & Co. KGaA	5,295	418,363
*	Highlight Communications AG	1,578	6,643
	Hornbach Baumarkt AG	2,527	135,443

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	2,894	$443,357
	Hugo Boss AG	15,455	979,051
*	Hypoport SE	566	250,121
	Indus Holding AG	5,552	213,036
	Infineon Technologies AG	31,119	1,292,302
Ω	Instone Real Estate Group SE	7,772	138,299
	IVU Traffic Technologies AG	1,335	30,238
	Jenoptik AG	7,124	260,727
Ω	JOST Werke AG	793	39,828
*	K+S AG	53,489	1,021,187
	KION Group AG	12,754	1,179,149
*	Kloeckner & Co. SE	20,604	232,706
	Knorr-Bremse AG	3,226	327,083
*	Koenig & Bauer AG	4,031	125,692
	Krones AG	1,826	181,339
	KSB SE & Co. KGaA	11	5,640
	KWS Saat SE & Co. KGaA	2,207	171,497
	Lanxess AG	20,679	1,259,045
	LEG Immobilien SE	8,183	1,085,546
	Leifheit AG	1,652	55,690
#*	Leoni AG	6,883	74,698
#*	Manz AG	577	30,194
*	Medigene AG	2,699	6,928
	METRO AG	37,295	380,698
	MLP SE	14,034	130,893
	MTU Aero Engines AG	3,062	651,560
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,401	1,709,875
*	Nagarro SE	1,447	251,569
	Nemetschek SE	10,653	984,680
	New Work SE	503	110,944
	Nexus AG	2,001	141,850
#*	Nordex SE	14,354	230,341
	Norma Group SE	11,700	424,915
	OHB SE	1,146	47,104
	Patrizia AG	7,619	165,628
	Pfeiffer Vacuum Technology AG	441	86,843
	PNE AG	20,038	190,365
*	Progress-Werk Oberkirch AG	549	18,693
	ProSiebenSat.1 Media SE	55,974	875,486
	PSI Software AG	1,210	53,296
	Puma SE	7,669	820,218
*	PVA TePla AG	2,092	73,210
#*	q.beyond AG	38,579	74,946
*	R Stahl AG	287	5,545
	Rational AG	673	564,187
	RTL Group SA	9,743	551,507
#	S&T AG	10,332	189,755
*	SAF-Holland SE	15,350	193,563
*	Salzgitter AG	10,574	361,762
	SAP SE	17,103	2,145,763
Ω	Scout24 SE	12,321	736,111
	Secunet Security Networks AG	211	75,130
*	SGL Carbon SE	15,607	108,942
#	Siltronic AG	3,715	485,121
*	Sixt SE	3,540	575,487
	SMA Solar Technology AG	840	29,919
	Softing AG	978	7,737
	Software AG	7,374	283,940
	Stabilus SA	6,518	438,932

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	STRATEC SE	1,001	$135,496
	Stroeer SE & Co. KGaA	7,447	557,602
	Suedzucker AG	20,485	286,806
*	SUESS MicroTec SE	3,494	75,351
	Surteco Group SE	1,977	72,695
	Symrise AG	8,978	1,072,865
	TAG Immobilien AG	21,841	576,784
	Takkt AG	9,239	156,416
*	Talanx AG	8,802	421,275
*Ω	TeamViewer AG	21,055	318,142
	Technotrans SE	2,276	67,577
	Telefonica Deutschland Holding AG	319,772	917,992
*	thyssenkrupp AG	89,658	922,732
	Traffic Systems SE	1,284	47,462
	Uniper SE	9,438	427,068
	United Internet AG	20,909	819,981
#*	va-Q-tec AG	1,198	28,901
#	Varta AG	3,218	350,634
	VERBIO Vereinigte BioEnergie AG	6,536	416,610
*	Vitesco Technologies Group AG, Class A	3,631	179,775
	Volkswagen AG	4,352	1,260,244
	Vonovia SE	22,593	1,286,802
	Vossloh AG	2,156	103,940
	Wacker Chemie AG	4,737	691,318
	Wacker Neuson SE	8,347	209,691
	Washtec AG	2,225	125,154
*	Westwing Group AG	2,342	56,229
	Wuestenrot & Wuerttembergische AG	6,502	137,247
*Ω	Zalando SE	12,044	955,907
TOTAL GERMANY			110,259,228
HONG KONG — (2.4%)
*	Aceso Life Science Group Ltd.	611,000	15,044
	Aeon Credit Service Asia Co. Ltd.	38,000	24,777
	AIA Group Ltd.	676,800	7,065,664
	Analogue Holdings Ltd.	58,000	13,174
	APAC Resources Ltd.	20,000	2,707
*	Applied Development Holdings Ltd.	235,000	3,112
	Asia Financial Holdings Ltd.	40,000	17,762
	Asia Standard International Group Ltd.	156,000	17,201
	Asiasec Properties Ltd.	62,000	4,231
	ASM Pacific Technology Ltd.	59,900	599,297
	Bank of East Asia Ltd.	218,053	372,153
Ω	BOC Aviation Ltd.	67,700	569,166
	BOC Hong Kong Holdings Ltd.	241,500	932,513
	BOCOM International Holdings Co. Ltd.	130,000	21,385
	Bright Smart Securities & Commodities Group Ltd.	62,000	11,424
††	Brightoil Petroleum Holdings Ltd.	444,000	16,019
	Cafe de Coral Holdings Ltd.	124,000	210,542
*	Cathay Pacific Airways Ltd.	325,000	271,492
*	Century City International Holdings Ltd.	420,000	20,478
	Chevalier International Holdings Ltd.	12,000	14,392
*	China Display Optoelectronics Technology Holdings Ltd.	176,000	10,856
*	China Energy Development Holdings Ltd.	1,680,000	31,208
	China Motor Bus Co. Ltd.	1,400	16,990
#*	China Star Entertainment Ltd.	180,000	19,447
*	China Strategic Holdings Ltd.	2,830,000	14,997
	Chinese Estates Holdings Ltd.	121,000	41,247
	Chow Sang Sang Holdings International Ltd.	104,000	137,787

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chow Tai Fook Jewellery Group Ltd.	171,400	$301,145
	Chuang's China Investments Ltd.	190,000	10,531
	Chuang's Consortium International Ltd.	200,000	22,788
	CITIC Telecom International Holdings Ltd.	571,000	207,902
	CK Asset Holdings Ltd.	166,069	1,108,578
	CK Life Sciences Int'l Holdings, Inc.	264,000	24,429
#	C-Mer Eye Care Holdings Ltd.	38,000	26,120
	CNQC International Holdings Ltd.	147,500	12,561
	CNT Group Ltd.	128,000	6,564
	Convenience Retail Asia Ltd.	54,000	5,207
*	Cowell e Holdings, Inc.	10,000	11,393
Ω	Crystal International Group Ltd.	78,000	22,958
	CSI Properties Ltd.	1,190,000	32,016
	Dah Sing Banking Group Ltd.	131,328	124,511
	Dah Sing Financial Holdings Ltd.	41,720	135,270
	Dickson Concepts International Ltd.	43,500	23,492
	Dynamic Holdings Ltd.	10,000	12,738
	Eagle Nice International Holdings Ltd.	74,000	44,869
	EC Healthcare	58,000	66,698
*	Emperor Capital Group Ltd.	888,000	8,477
	Emperor Watch & Jewellery Ltd.	810,000	21,124
*	ENM Holdings Ltd.	376,000	32,867
*	Esprit Holdings Ltd.	666,750	62,608
*Ω	ESR Cayman Ltd.	68,600	232,602
*	Eternity Investment Ltd.	710,000	16,521
	EuroEyes International Eye Clinic Ltd., Class C	16,000	16,245
	Fairwood Holdings Ltd.	16,500	32,997
	Far East Consortium International Ltd.	416,963	150,968
	First Pacific Co. Ltd.	666,000	256,500
*Ω	FIT Hon Teng Ltd.	53,000	9,331
	Fountain SET Holdings Ltd.	164,000	28,833
*Ω	Frontage Holdings Corp.	42,000	20,284
	FSE Lifestyle Services Ltd.	9,000	6,735
	Get Nice Financial Group Ltd.	101,500	11,119
	Giordano International Ltd.	382,000	79,696
	Glorious Sun Enterprises Ltd.	80,000	8,317
*††	Good Resources Holdings Ltd.	410,000	836
*	GR Properties Ltd.	106,000	14,121
	Great Eagle Holdings Ltd.	57,715	162,144
*	G-Resources Group Ltd.	113,760	38,787
	Guotai Junan International Holdings Ltd.	974,000	131,959
	Haitong International Securities Group Ltd.	731,956	167,562
	Hang Lung Group Ltd.	195,000	433,978
	Hang Lung Properties Ltd.	347,000	742,379
	Hang Seng Bank Ltd.	32,500	643,429
	Hanison Construction Holdings Ltd.	26,565	4,361
	Henderson Land Development Co. Ltd.	121,249	530,245
	HKBN Ltd.	238,000	298,897
	HKT Trust & HKT Ltd.	809,000	1,103,957
	Hon Kwok Land Investment Co. Ltd.	38,000	13,744
	Hong Kong Exchanges & Clearing Ltd.	45,540	2,599,227
	Hong Kong Ferry Holdings Co. Ltd.	22,000	22,043
	Hong Kong Technology Venture Co. Ltd.	77,000	71,354
*	Hongkong & Shanghai Hotels Ltd.	119,511	115,340
	Hongkong Chinese Ltd.	136,000	9,993
Ω	Honma Golf Ltd.	25,000	10,917
	Hung Hing Printing Group Ltd.	86,000	14,319
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	55,530
*	Hypebeast Ltd.	200,000	25,863

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	81,000	$248,638
	IGG, Inc.	184,000	115,130
*	Imagi International Holdings Ltd.	103,500	8,295
Ω	Impro Precision Industries Ltd.	36,000	8,909
	International Housewares Retail Co. Ltd.	59,000	20,163
	ITC Properties Group Ltd.	124,018	17,129
	Johnson Electric Holdings Ltd.	102,775	174,809
Ω	JS Global Lifestyle Co. Ltd.	129,500	206,948
	K Wah International Holdings Ltd.	183,000	71,648
*	Kader Holdings Co. Ltd.	102,000	5,795
	Karrie International Holdings Ltd.	166,000	32,922
	Kerry Logistics Network Ltd.	122,500	306,273
	Kerry Properties Ltd.	143,500	405,368
	Kingmaker Footwear Holdings Ltd.	42,000	5,648
*	Kingston Financial Group Ltd.	644,000	35,169
	Kowloon Development Co. Ltd.	101,000	135,784
*	Kwoon Chung Bus Holdings Ltd.	22,000	5,524
*	Lai Sun Development Co. Ltd.	82,680	43,203
	Landsea Green Properties Co. Ltd.	264,000	10,153
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	37,146
*	Lifestyle International Holdings Ltd.	104,000	56,728
	Liu Chong Hing Investment Ltd.	46,000	46,391
	L'Occitane International SA	98,250	387,468
	Luk Fook Holdings International Ltd.	93,000	245,126
	Lung Kee Bermuda Holdings	24,000	11,951
*	Magnificent Hotel Investment Ltd.	102,000	1,650
	Man Wah Holdings Ltd.	349,200	539,858
*	Mason Group Holdings Ltd.	3,999,598	10,621
	MECOM Power & Construction Ltd.	32,999	14,894
	Ming Fai International Holdings Ltd.	64,000	3,289
	Miramar Hotel & Investment	47,000	79,324
	Modern Dental Group Ltd.	72,000	43,235
	MTR Corp. Ltd.	74,920	405,529
	Nameson Holdings Ltd.	206,000	12,915
	New World Development Co. Ltd.	248,270	1,013,515
*	NewOcean Energy Holdings Ltd.	238,000	1,798
	Nissin Foods Co. Ltd.	74,000	54,325
	Orient Overseas International Ltd.	30,500	755,464
	Oriental Watch Holdings	83,457	46,759
*	Oshidori International Holdings Ltd.	1,002,000	67,204
	Pacific Basin Shipping Ltd.	1,203,000	513,507
*	Pacific Century Premium Developments Ltd.	124,200	9,269
	Pacific Textiles Holdings Ltd.	300,000	152,436
*	Paliburg Holdings Ltd.	58,000	16,250
	PC Partner Group Ltd.	60,000	90,741
	PCCW Ltd.	1,041,797	548,628
	Pentamaster International Ltd.	144,000	20,440
	Perfect Medical Health Management Ltd.	88,000	55,164
	Pico Far East Holdings Ltd.	162,000	26,888
	Playmates Holdings Ltd.	140,000	14,190
	Plover Bay Technologies Ltd.	32,000	15,221
	Power Assets Holdings Ltd.	77,500	476,207
	Prada SpA	61,500	376,063
	Public Financial Holdings Ltd.	104,000	33,587
*Ω	Razer, Inc.	432,000	127,251
*	Regal Hotels International Holdings Ltd.	76,000	31,476
Ω	Regina Miracle International Holdings Ltd.	87,000	69,108
*	Sa Sa International Holdings Ltd.	84,000	16,122
*Ω	Samsonite International SA	71,100	148,601

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SAS Dragon Holdings Ltd.	64,000	$46,032
#	SEA Holdings Ltd.	47,706	31,756
*	Shangri-La Asia Ltd.	286,000	223,707
	Shenwan Hongyuan HK Ltd.	120,000	14,181
*	Shun Ho Property Investments Ltd.	1,683	288
*	Shun Tak Holdings Ltd.	394,000	104,447
	Sing Tao News Corp. Ltd.	118,000	7,752
	Singamas Container Holdings Ltd.	386,000	57,378
	Sino Land Co. Ltd.	574,240	744,039
	SITC International Holdings Co. Ltd.	298,000	1,135,850
	SmarTone Telecommunications Holdings Ltd.	151,500	84,507
	Solomon Systech International Ltd.	272,000	27,065
	Soundwill Holdings Ltd.	25,500	24,345
	Stella International Holdings Ltd.	107,000	119,065
	Sun Hung Kai & Co. Ltd.	139,000	74,580
	Sun Hung Kai Properties Ltd.	48,696	594,116
	SUNeVision Holdings Ltd.	106,000	93,159
#	Swire Pacific Ltd., Class A	85,000	514,937
	Swire Pacific Ltd., Class B	142,500	141,262
	Swire Properties Ltd.	50,200	133,819
	TAI Cheung Holdings Ltd.	82,000	51,426
	Tao Heung Holdings Ltd.	46,000	5,334
	Techtronic Industries Co. Ltd.	70,000	1,155,006
*	Television Broadcasts Ltd.	73,300	45,466
	Texwinca Holdings Ltd.	224,000	43,588
*	Theme International Holdings Ltd.	190,000	19,134
*	TOM Group Ltd.	64,000	7,408
*	Town Health International Medical Group Ltd.	336,998	16,265
	Tradelink Electronic Commerce Ltd.	164,000	24,615
	Transport International Holdings Ltd.	56,513	94,440
*	Trendzon Holdings Group Ltd.	140,000	18,185
	United Laboratories International Holdings Ltd.	256,000	145,596
††	Untrade Convoy	576,000	2,312
*	Untrade Gold Fin Holdings	38,000	0
	Untrade Master Glory GP	163,500	1,023
††	Untrade Mh Development NPV	28,000	781
††	Untrade.Burwill	1,052,000	1,794
*	Value Convergence Holdings Ltd.	152,000	5,931
	Value Partners Group Ltd.	309,000	152,394
	Vedan International Holdings Ltd.	124,000	10,656
	Vitasoy International Holdings Ltd.	156,000	304,609
*	Vobile Group Ltd.	29,000	19,871
Ω	VPower Group International Holdings Ltd.	134,638	20,688
	VSTECS Holdings Ltd.	196,000	194,161
	VTech Holdings Ltd.	46,500	367,761
	Wai Kee Holdings Ltd.	56,000	27,492
	Wang On Group Ltd.	3,440,000	34,923
*	Wealthking Investments Ltd.	224,000	20,565
Ω	WH Group Ltd.	2,099,425	1,404,536
	Wharf Real Estate Investment Co. Ltd.	79,000	375,727
	Wing On Co. International Ltd.	9,000	20,586
	Wing Tai Properties Ltd.	62,000	34,765
*	Xingye Alloy Materials Group Ltd.	95,000	13,656
	YTO Express Holdings Ltd.	16,000	5,702
*	Yue Yuen Industrial Holdings Ltd.	210,500	355,437
#	Zensun Enterprises Ltd.	115,999	65,659
*	Zhaobangji Properties Holdings Ltd.	176,000	10,225
TOTAL HONG KONG			38,564,893

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.9%)
*	AIB Group PLC	213,486	$563,879
*	Bank of Ireland Group PLC	259,423	1,748,476
	Cairn Homes PLC	190,398	266,525
	CRH PLC, Sponsored ADR	91,644	4,619,774
*	Dalata Hotel Group PLC	13,546	64,614
*	Datalex PLC	15,426	15,553
*	FBD Holdings PLC	5,285	61,144
	Glanbia PLC	34,216	469,961
*Ω	Glenveagh Properties PLC	138,603	190,256
*	Irish Continental Group PLC	65,808	327,413
	Kerry Group PLC, Class A	4,832	608,820
	Kingspan Group PLC	28,160	2,710,598
*	Permanent TSB Group Holdings PLC	13,273	25,111
	Smurfit Kappa Group PLC	54,251	2,859,333
TOTAL IRELAND			14,531,457
ISRAEL — (1.2%)
	Adgar Investment & Development Ltd.	6,846	16,525
	Afcon Holdings Ltd.	155	10,613
	AFI Properties Ltd.	2,320	148,463
	Africa Israel Residences Ltd.	894	63,129
*	Airport City Ltd.	8,088	197,164
*	Albaad Massuot Yitzhak Ltd.	798	9,172
	Alony Hetz Properties & Investments Ltd.	15,090	281,894
*	Alrov Properties & Lodgings Ltd.	1,668	102,702
	Amot Investments Ltd.	20,974	177,958
	Arad Ltd.	1,741	27,531
	Ashtrom Group Ltd.	5,453	152,765
	Atreyu Capital Markets Ltd.	1,315	26,421
	AudioCodes Ltd.	9,909	293,505
	Aura Investments Ltd.	30,276	77,512
	Automatic Bank Services Ltd.	1,350	11,374
#*	Avgol Industries 1953 Ltd.	23,344	20,014
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	82,114
	Azrieli Group Ltd.	1,019	92,133
	Bank Hapoalim BM	73,495	762,712
	Bank Leumi Le-Israel BM	140,542	1,507,312
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	18,466
*	Bezeq The Israeli Telecommunication Corp. Ltd.	282,335	486,021
	Big Shopping Centers Ltd.	833	133,856
*	BioLine RX Ltd.	80,555	10,167
	Blue Square Real Estate Ltd.	677	61,326
*	Brack Capital Properties NV	439	72,894
*	Camtek Ltd.	2,359	84,699
	Carasso Motors Ltd.	7,213	49,245
*	Cellcom Israel Ltd.	23,874	140,263
*	Ceragon Networks Ltd.	7,505	17,262
*	Clal Insurance Enterprises Holdings Ltd.	12,566	295,147
*	Compugen Ltd.	2,478	8,714
	Danel Adir Yeoshua Ltd.	1,077	256,908
	Delek Automotive Systems Ltd.	10,942	167,767
	Delta Galil Industries Ltd.	3,106	194,285
	Dor Alon Energy in Israel 1988 Ltd.	2,111	64,680
	Duniec Brothers Ltd.	816	59,734
	E&M Computing Ltd.	1,400	10,196
	Electra Consumer Products 1970 Ltd.	2,172	136,757
	Electra Ltd.	494	360,159
	Electra Real Estate Ltd.	2,488	54,483
*	Ellomay Capital Ltd.	322	8,170

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Elron Ventures Ltd.	3,300	$11,473
	Energix-Renewable Energies Ltd.	14,936	59,601
*	Enlight Renewable Energy Ltd.	66,724	150,580
*	Fattal Holdings 1998 Ltd.	198	23,842
	First International Bank of Israel Ltd.	10,866	452,394
	FMS Enterprises Migun Ltd.	511	15,569
	Formula Systems 1985 Ltd.	2,261	254,435
	Fox Wizel Ltd.	2,399	466,121
	Gav-Yam Lands Corp. Ltd.	17,029	216,600
	Gilat Satellite Networks Ltd.	2,199	17,003
#	Hadera Paper Ltd.	954	66,727
	Hamat Group Ltd.	1,630	15,242
	Harel Insurance Investments & Financial Services Ltd.	39,565	459,766
	Hilan Ltd.	3,154	203,284
	ICL Group Ltd.	39,835	360,248
	IDI Insurance Co. Ltd.	1,786	65,246
	IES Holdings Ltd.	544	57,669
	Ilex Medical Ltd.	879	47,111
	Inrom Construction Industries Ltd.	24,007	118,696
	Isracard Ltd.	27,140	150,413
	Israel Canada T.R Ltd.	9,467	58,888
	Israel Discount Bank Ltd., Class A	124,464	834,636
	Israel Land Development - Urban Renewal Ltd.	2,713	45,639
	Isras Investment Co. Ltd.	376	97,671
*	Issta Lines Ltd.	587	19,306
*	Kamada Ltd.	4,706	28,471
	Kardan Real Estate Enterprise & Development Ltd.	5,616	11,017
	Kerur Holdings Ltd.	1,414	40,020
	Klil Industries Ltd.	213	20,445
	Levinstein Properties Ltd.	644	27,713
	M Yochananof & Sons Ltd.	808	61,136
	Magic Software Enterprises Ltd.	5,208	99,984
	Malam - Team Ltd.	1,640	55,252
	Matrix IT Ltd.	7,710	215,531
	Maytronics Ltd.	8,431	180,678
#	Mediterranean Towers Ltd.	14,962	46,163
	Mega Or Holdings Ltd.	3,782	172,148
*	Mehadrin Ltd.	180	10,500
	Meitav Dash Investments Ltd.	7,248	37,389
*	Melisron Ltd.	1,766	155,581
	Menora Mivtachim Holdings Ltd.	7,969	195,879
	Migdal Insurance & Financial Holdings Ltd.	104,926	185,829
	Mivne Real Estate KD Ltd.	50,485	215,867
	Mivtach Shamir Holdings Ltd.	974	33,685
	Mizrahi Tefahot Bank Ltd.	21,178	818,687
	Nawi Brothers Ltd.	4,936	47,079
*	Neto Malinda Trading Ltd.	1,160	46,642
	Neto ME Holdings Ltd.	583	34,420
#*	Nice Ltd., Sponsored ADR	336	86,036
*	Nova Ltd.	3,455	404,348
	Novolog Ltd.	54,425	54,122
*	Oil Refineries Ltd.	527,463	174,345
	One Software Technologies Ltd.	7,214	126,157
	Palram Industries 1990 Ltd.	1,581	24,530
*	Partner Communications Co. Ltd.	38,913	346,693
*	Partner Communications Co. Ltd., ADR	1,321	11,889
*	Paz Oil Co. Ltd.	2,644	376,059
*	Perion Network Ltd.	4,225	83,599
	Phoenix Holdings Ltd.	45,477	542,954

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	1,084	$81,159
	Prashkovsky Investments & Construction Ltd.	628	28,518
*	Priortech Ltd.	1,092	34,901
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	162,515
	Scope Metals Group Ltd.	1,610	67,532
	Shapir Engineering & Industry Ltd.	23,692	228,587
*	Shikun & Binui Ltd.	29,173	188,537
	Shufersal Ltd.	27,713	260,660
	Strauss Group Ltd.	9,872	327,503
*	Summit Real Estate Holdings Ltd.	12,581	311,811
	Suny Cellular Communication Ltd.	24,074	12,173
	Tadiran Group Ltd.	650	97,107
Ω	Tamar Petroleum Ltd.	19,353	45,854
	Telsys Ltd.	589	30,377
*	Tera Light Ltd.	7,969	19,363
	Tiv Taam Holdings 1 Ltd.	11,482	39,436
*	Tower Semiconductor Ltd.	20,441	702,909
	Victory Supermarket Chain Ltd.	1,493	32,464
	Vitania Ltd.	965	9,463
	YH Dimri Construction & Development Ltd.	1,190	124,257
TOTAL ISRAEL			18,796,346
ITALY — (2.7%)
	A2A SpA	365,447	694,197
	ACEA SpA	15,124	305,663
*	Aeffe SpA	5,749	16,221
	Amplifon SpA	21,343	907,207
Ω	Anima Holding SpA	55,509	280,757
*	Aquafil SpA	2,441	20,445
*	Arnoldo Mondadori Editore SpA	26,239	60,428
	Ascopiave SpA	11,807	48,230
	Assicurazioni Generali SpA	106,408	2,239,329
*	Atlantia SpA	41,306	766,436
	Avio SpA	2,121	25,267
	Azimut Holding SpA	32,545	875,429
	Banca Generali SpA	13,449	541,666
	Banca IFIS SpA	5,863	117,667
	Banca Mediolanum SpA	42,495	413,090
#*	Banca Monte dei Paschi di Siena SpA	18,902	19,540
	Banca Popolare di Sondrio SCPA	128,084	538,751
	Banca Profilo SpA	37,962	9,009
#Ω	Banca Sistema SpA	9,819	22,701
	Banco BPM SpA	377,363	1,176,451
	Banco di Desio e della Brianza SpA	6,714	22,706
	Be Shaping The Future SpA	20,448	58,031
Ω	BFF Bank SpA	17,840	136,404
*	Biesse SpA	567	14,711
	BPER Banca	286,229	602,576
	Brembo SpA	27,186	361,440
*	Brunello Cucinelli SpA	7,479	434,329
	Cairo Communication SpA	17,083	36,772
Ω	Carel Industries SpA	5,614	135,162
*	CIR SpA-Compagnie Industriali	101,839	48,403
	CNH Industrial NV	111,886	1,705,377
	Credito Emiliano SpA	25,960	179,067
#*	d'Amico International Shipping SA	117,657	12,370
	Danieli & C Officine Meccaniche SpA	11,141	199,566
#	Danieli & C Officine Meccaniche SpA	3,400	92,481
	De' Longhi SpA	9,853	339,549

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	DeA Capital SpA	29,586	$44,714
	DiaSorin SpA	3,572	550,664
	Digital Bros SpA	1,015	32,266
Ω	doValue SpA	7,484	64,893
*	Elica SpA	4,248	16,295
	Emak SpA	12,990	29,010
*Ω	Enav SpA	18,751	86,153
	Enel SpA	313,195	2,410,536
	ERG SpA	9,634	280,927
	Esprinet SpA	9,762	133,833
*	Exprivia SpA	8,445	19,966
	Ferrari NV	6,533	1,506,335
	Fila SpA	4,579	47,027
	FinecoBank Banca Fineco SpA	36,901	620,389
*	FNM SpA	35,502	23,589
	Gefran SpA	1,074	12,948
#*	Geox SpA	10,145	11,546
	GPI SpA	1,315	21,178
	Gruppo MutuiOnline SpA	4,502	214,286
	Hera SpA	204,388	849,718
*	Illimity Bank SpA	7,923	115,930
*	IMMSI SpA	64,785	30,869
Ω	Infrastrutture Wireless Italiane SpA	31,018	334,449
*	Intek Group SpA	60,280	31,408
	Interpump Group SpA	6,107	377,129
	Intesa Sanpaolo SpA	751,914	2,234,568
	Iren SpA	97,914	294,565
	Italgas SpA	85,312	565,996
	Italmobiliare SpA	3,821	136,698
*	Iveco Group NV	22,377	238,073
#*	IVS Group SA	645	4,204
	La Doria SpA	2,486	46,090
	LU-VE SpA	828	20,820
	Maire Tecnimont SpA	33,875	161,782
	Mediobanca Banca di Credito Finanziario SpA	118,400	1,356,463
*	MFE-MediaForEurope NV, Class A	103,891	86,137
#	MFE-MediaForEurope NV, Class B	103,891	132,568
#	Moncler SpA	16,221	1,041,057
*	Newlat Food SpA	1,730	14,299
	Openjobmetis SpA agenzia per il lavoro	2,295	30,716
	Orsero SpA	1,057	13,378
*Ω	OVS SpA	84,346	234,351
	Pharmanutra SpA	581	43,118
	Piaggio & C SpA	71,436	228,676
Ω	Piovan SpA	1,646	20,762
Ω	Pirelli & C SpA	79,746	563,824
Ω	Poste Italiane SpA	42,173	566,071
*	Prima Industrie SpA	595	12,648
	Prysmian SpA	19,066	642,935
Ω	RAI Way SpA	18,777	106,693
	Recordati Industria Chimica e Farmaceutica SpA	14,235	797,452
	Reply SpA	3,769	633,383
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	23,489
	Sabaf SpA	2,130	59,197
#	SAES Getters SpA	1,127	31,158
	SAES Getters SpA	1,099	21,042
*	Safilo Group SpA	13,132	22,221
#*	Saipem SpA	142,802	218,431
*	Salvatore Ferragamo SpA	7,778	166,673

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Saras SpA	153,095	$96,020
*	Servizi Italia SpA	2,903	6,537
	Sesa SpA	1,513	273,651
	SIT SpA	906	9,690
	Snam SpA	89,447	501,232
*	Sogefi SpA	12,614	17,042
	SOL SpA	6,774	144,899
	Stellantis NV	49,174	949,494
	Stellantis NV	6,633	127,951
	Tamburi Investment Partners SpA	16,230	165,245
Ω	Technogym SpA	24,305	207,430
	Telecom Italia SpA	1,877,143	884,659
	Telecom Italia SpA	1,240,179	553,823
	Tenaris SA	47,712	582,416
	Tenaris SA, ADR	3,455	84,233
	Terna - Rete Elettrica Nazionale	96,238	756,182
	Tinexta SpA	4,209	149,518
*	Tod's SpA	1,460	78,689
	TXT e-solutions SpA	1,430	14,280
	UniCredit SpA	186,489	2,963,950
#Ω	Unieuro SpA	4,835	103,529
	Unipol Gruppo SpA	110,662	622,555
	UnipolSai Assicurazioni SpA	116,152	339,129
#	Webuild SpA	11,659	24,422
	Wiit SpA	998	35,254
	Zignago Vetro SpA	4,955	85,808
TOTAL ITALY			41,870,662
JAPAN — (21.7%)
#	&Do Holdings Co. Ltd.	1,200	8,789
	77 Bank Ltd.	15,000	198,517
	A&A Material Corp.	1,500	11,694
	A&D Co. Ltd.	7,100	60,752
	ABC-Mart, Inc.	3,700	168,939
*	Access Co. Ltd.	4,500	22,586
	Accrete, Inc.	1,000	8,870
	Achilles Corp.	3,200	34,474
	Acom Co. Ltd.	34,500	96,827
	AD Works Group Co. Ltd.	7,200	8,657
#	Adastria Co. Ltd.	7,780	116,567
	ADEKA Corp.	19,000	412,242
	Ad-sol Nissin Corp.	1,300	17,885
	Adtec Plasma Technology Co. Ltd.	900	18,524
	Advan Group Co. Ltd.	4,200	35,158
	Advance Create Co. Ltd.	1,400	12,703
*	Advanced Media, Inc.	2,400	11,973
	Advantage Risk Management Co. Ltd.	1,100	7,471
	Advantest Corp.	9,400	800,058
#	Adventure, Inc.	300	16,703
	Adways, Inc.	1,800	11,589
	Aeon Co. Ltd.	45,765	1,042,865
#	Aeon Delight Co. Ltd.	4,200	113,674
	Aeon Fantasy Co. Ltd.	2,600	43,619
	AEON Financial Service Co. Ltd.	31,100	326,406
#	Aeon Hokkaido Corp.	4,700	43,801
	Aeon Kyushu Co. Ltd.	100	1,906
	Aeon Mall Co. Ltd.	12,100	174,923
#	Aeria, Inc.	2,400	7,602
	AFC-HD AMS Life Science Co. Ltd.	2,200	14,168

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AGC, Inc.	38,600	$1,771,562
	Agro-Kanesho Co. Ltd.	2,200	23,804
	AGS Corp.	1,300	9,438
#	Ahresty Corp.	8,100	26,849
	Ai Holdings Corp.	6,700	103,837
*	AI inside, Inc.	500	19,439
	Aica Kogyo Co. Ltd.	6,100	168,060
	Aichi Bank Ltd.	2,200	92,352
	Aichi Corp.	10,500	74,402
	Aichi Steel Corp.	2,600	58,497
	Aichi Tokei Denki Co. Ltd.	2,400	38,320
	Aida Engineering Ltd.	13,100	119,849
	Aiful Corp.	59,000	177,210
	Aiming, Inc.	7,400	19,174
	Ain Holdings, Inc.	4,600	236,444
	Ainavo Holdings Co. Ltd.	1,200	10,571
	Aiphone Co. Ltd.	3,100	58,836
	Air Water, Inc.	43,700	666,095
	Airport Facilities Co. Ltd.	6,100	29,003
#	Airtech Japan Ltd.	2,100	20,051
	Aisan Industry Co. Ltd.	10,100	60,694
	Aisin Corp.	33,018	1,198,982
#	AIT Corp.	2,000	25,489
	Aizawa Securities Group Co. Ltd.	9,400	74,522
	Ajis Co. Ltd.	1,100	25,060
	Akatsuki Corp.	8,400	25,852
	Akatsuki, Inc.	2,500	58,289
*	Akebono Brake Industry Co. Ltd.	28,700	42,766
	Akita Bank Ltd.	4,100	61,725
	Albis Co. Ltd.	1,400	26,521
	Alconix Corp.	7,100	83,033
	Alfresa Holdings Corp.	35,200	501,912
	Alinco, Inc.	3,800	31,548
#	Alleanza Holdings Co. Ltd.	1,700	15,901
*	Allied Telesis Holdings KK	16,600	12,778
	Alpen Co. Ltd.	4,700	81,745
	Alpha Corp.	1,500	14,142
*	AlphaPolis Co. Ltd.	400	12,771
	Alps Alpine Co. Ltd.	58,027	632,870
	Alps Logistics Co. Ltd.	4,100	35,607
	Altech Corp.	3,630	57,038
	Amada Co. Ltd.	62,800	607,998
	Amano Corp.	8,700	174,517
	Amiyaki Tei Co. Ltd.	600	14,918
	Amuse, Inc.	1,700	29,971
*	ANA Holdings, Inc.	8,000	168,942
	Anabuki Kosan, Inc.	1,000	16,807
	Anest Iwata Corp.	6,600	44,612
	Anicom Holdings, Inc.	7,600	48,259
#	Anritsu Corp.	29,100	401,839
	AOI Electronics Co. Ltd.	1,500	28,941
	AOKI Holdings, Inc.	9,700	49,519
	Aomori Bank Ltd.	5,800	96,501
*	Aoyama Trading Co. Ltd.	12,200	72,087
	Aoyama Zaisan Networks Co. Ltd.	3,600	40,129
	Aozora Bank Ltd.	20,500	460,900
	Apaman Co. Ltd.	3,300	13,433
	Arakawa Chemical Industries Ltd.	4,300	43,351
	Arata Corp.	3,400	118,769

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Arcland Service Holdings Co. Ltd.	2,200	$41,756
	Arcs Co. Ltd.	11,300	212,409
#	Ardepro Co. Ltd.	25,100	10,769
	Arealink Co. Ltd.	1,900	24,068
	Argo Graphics, Inc.	1,900	51,879
	Arisawa Manufacturing Co. Ltd.	10,600	92,151
	ARTERIA Networks Corp.	5,700	67,537
	Artiza Networks, Inc.	1,300	12,341
	Artnature, Inc.	5,000	30,481
#	ArtSpark Holdings, Inc.	6,800	42,415
*	Aruhi Corp.	9,200	92,285
	As One Corp.	2,000	99,094
	Asahi Broadcasting Group Holdings Corp.	3,400	20,771
#	Asahi Co. Ltd.	4,900	59,873
	Asahi Diamond Industrial Co. Ltd.	17,600	93,308
	Asahi Holdings, Inc.	21,200	410,756
	Asahi Intecc Co. Ltd.	6,800	116,015
	Asahi Kasei Corp.	260,500	2,573,198
	Asahi Kogyosha Co. Ltd.	1,076	26,747
	Asahi Net, Inc.	3,500	18,355
	Asahi Printing Co. Ltd.	1,200	8,727
	Asahi Yukizai Corp.	3,400	52,857
	Asanuma Corp.	1,700	80,388
	Asax Co. Ltd.	2,400	14,251
#	Ascentech KK	1,000	6,170
*	Ashimori Industry Co. Ltd.	1,100	8,971
	Asia Pile Holdings Corp.	6,300	24,239
	Asics Corp.	24,800	481,508
	ASKUL Corp.	10,200	124,488
	Astena Holdings Co. Ltd.	9,400	31,664
	Asteria Corp.	2,900	22,402
	Asti Corp.	500	7,616
#	Atled Corp.	700	12,605
*	Atrae, Inc.	2,300	39,543
*	Atsugi Co. Ltd.	5,100	24,082
	Aucnet, Inc.	2,500	33,065
	Autobacs Seven Co. Ltd.	17,900	217,063
	Aval Data Corp.	900	19,995
	Avant Corp.	4,800	42,570
	Avantia Co. Ltd.	2,500	18,031
	Avex, Inc.	8,900	99,763
	Awa Bank Ltd.	9,800	192,950
	Axell Corp.	1,700	16,883
	Axial Retailing, Inc.	5,100	145,150
	Axyz Co. Ltd.	700	19,293
	Azbil Corp.	4,000	157,111
	Bandai Namco Holdings, Inc.	11,900	836,429
	Bando Chemical Industries Ltd.	9,300	70,710
	Bank of Iwate Ltd.	4,200	69,509
	Bank of Kochi Ltd.	1,900	12,783
	Bank of Kyoto Ltd.	10,599	494,154
	Bank of Nagoya Ltd.	3,399	88,247
	Bank of Saga Ltd.	4,700	62,080
	Bank of the Ryukyus Ltd.	11,900	82,949
	Bank of Toyama Ltd.	1,000	17,077
	Baroque Japan Ltd.	3,800	29,704
	Base Co. Ltd.	400	14,293
	BayCurrent Consulting, Inc.	1,300	493,374
	Beauty Garage, Inc.	400	9,969

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Beenos, Inc.	1,400	$22,210
	Belc Co. Ltd.	3,500	164,341
	Bell System24 Holdings, Inc.	8,100	100,033
	Belluna Co. Ltd.	15,900	100,612
	Benefit One, Inc.	6,800	206,811
	Benesse Holdings, Inc.	19,500	380,293
	BeNext-Yumeshin Group Co.	8,976	122,446
#*	Bengo4.com, Inc.	1,800	75,692
#	Bic Camera, Inc.	21,200	185,177
	BML, Inc.	6,800	206,676
	Bookoff Group Holdings Ltd.	3,100	27,656
	Bourbon Corp.	2,500	49,360
	BP Castrol KK	2,100	23,867
	Br Holdings Corp.	8,100	25,548
*	BrainPad, Inc.	3,500	34,170
	Bridgestone Corp.	23,000	1,007,198
	Broadleaf Co. Ltd.	25,100	76,613
#	Broccoli Co. Ltd.	1,000	9,821
	Brother Industries Ltd.	22,700	418,045
	Bull-Dog Sauce Co. Ltd.	2,700	46,139
	Bunka Shutter Co. Ltd.	15,200	139,018
	Business Brain Showa-Ota, Inc.	1,700	29,118
	Business Engineering Corp.	400	12,098
	C Uyemura & Co. Ltd.	2,100	103,734
	CAC Holdings Corp.	3,200	36,829
	Calbee, Inc.	17,400	400,509
#	Can Do Co. Ltd.	170	2,916
	Canare Electric Co. Ltd.	1,700	22,408
	Canon Electronics, Inc.	6,700	94,753
	Canon Marketing Japan, Inc.	8,600	175,647
	Canon, Inc.	32,500	768,649
	Capcom Co. Ltd.	16,600	400,736
*	CareerIndex, Inc.	900	5,903
	Careerlink Co. Ltd.	1,300	18,464
	Carenet, Inc.	3,500	24,256
	Carlit Holdings Co. Ltd.	5,200	30,707
	Carta Holdings, Inc.	800	13,343
	Casa, Inc.	2,200	15,885
	Casio Computer Co. Ltd.	23,400	292,662
	Cawachi Ltd.	3,900	78,436
	CE Holdings Co. Ltd.	2,000	8,600
#*	CellSource Co. Ltd.	1,300	43,748
	Central Automotive Products Ltd.	1,900	41,472
	Central Glass Co. Ltd.	9,100	168,835
	Central Japan Railway Co.	3,900	511,721
	Central Security Patrols Co. Ltd.	3,200	64,131
	Central Sports Co. Ltd.	1,200	25,443
	Ceres, Inc.	1,800	29,622
	Charm Care Corp. KK	3,000	30,031
	Chiba Bank Ltd.	62,800	405,981
	Chiba Kogyo Bank Ltd.	12,300	29,422
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	64,739
#	Chino Corp.	2,800	40,138
	Chiyoda Co. Ltd.	4,500	30,086
*	Chiyoda Corp.	23,300	68,781
	Chiyoda Integre Co. Ltd.	2,800	44,780
	Chofu Seisakusho Co. Ltd.	5,500	94,283
	Chori Co. Ltd.	3,300	50,883
	Chubu Shiryo Co. Ltd.	6,500	57,765

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chudenko Corp.	8,500	$157,003
	Chuetsu Pulp & Paper Co. Ltd.	3,700	31,584
	Chugai Ro Co. Ltd.	1,400	19,685
	Chugoku Bank Ltd.	39,300	320,484
	Chugoku Marine Paints Ltd.	10,000	80,235
	Chukyo Bank Ltd.	2,900	42,206
	Chuo Spring Co. Ltd.	5,000	32,777
#	Chuo Warehouse Co. Ltd.	2,300	19,626
	CI Takiron Corp.	10,600	50,862
	Citizen Watch Co. Ltd.	71,300	305,194
	CKD Corp.	10,000	184,604
	CK-San-Etsu Co. Ltd.	700	24,238
	CL Holdings, Inc.	1,800	18,274
	Cleanup Corp.	4,700	21,864
	CMC Corp.	1,600	17,208
	CMIC Holdings Co. Ltd.	2,400	31,060
*	CMK Corp.	12,600	62,378
	Coca-Cola Bottlers Japan Holdings, Inc.	23,556	276,314
	COLOPL, Inc.	8,000	44,051
	Computer Engineering & Consulting Ltd.	4,800	44,874
	Computer Institute of Japan Ltd.	3,000	20,857
	COMSYS Holdings Corp.	18,563	441,692
	Comture Corp.	4,900	119,557
	Concordia Financial Group Ltd.	189,132	777,210
	CONEXIO Corp.	5,900	71,217
*	COOKPAD, Inc.	16,800	36,029
	Core Corp.	1,800	23,916
	Corona Corp.	3,800	29,366
	Cosel Co. Ltd.	6,600	47,179
	Cosmo Energy Holdings Co. Ltd.	16,900	339,754
	Cosmos Initia Co. Ltd.	2,100	7,818
	Cosmos Pharmaceutical Corp.	2,200	274,746
	Cota Co. Ltd.	3,529	48,285
#	CRE, Inc.	2,300	33,891
	Create Medic Co. Ltd.	2,200	18,609
	Create Restaurants Holdings, Inc.	19,900	127,553
	Create SD Holdings Co. Ltd.	6,600	178,129
	Credit Saison Co. Ltd.	40,300	449,841
	Creek & River Co. Ltd.	2,900	45,327
	Cresco Ltd.	4,200	65,211
*	CROOZ, Inc.	2,000	14,341
	CTI Engineering Co. Ltd.	3,300	68,909
	CTS Co. Ltd.	5,600	37,867
#	Cube System, Inc.	1,200	9,715
	Curves Holdings Co. Ltd.	9,900	60,422
	CyberAgent, Inc.	33,200	387,119
	Cyberlinks Co. Ltd.	700	5,298
	Cybernet Systems Co. Ltd.	3,400	18,980
	Cybozu, Inc.	5,300	65,746
	Dai Nippon Printing Co. Ltd.	20,200	484,903
	Dai Nippon Toryo Co. Ltd.	5,000	35,096
	Daibiru Corp.	5,700	109,488
	Daicel Corp.	63,600	469,138
	Dai-Dan Co. Ltd.	3,700	72,795
	Daido Kogyo Co. Ltd.	2,100	16,774
	Daido Steel Co. Ltd.	7,200	278,232
	Daifuku Co. Ltd.	3,500	242,987
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	22,441
	Daihen Corp.	5,000	178,687

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Daiho Corp.	3,400	$108,459
	Dai-Ichi Cutter Kogyo KK	2,000	24,259
	Daiichi Jitsugyo Co. Ltd.	2,500	91,182
	Daiichi Kensetsu Corp.	1,900	29,382
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	53,448
	Dai-ichi Life Holdings, Inc.	40,300	907,131
	Daiichikosho Co. Ltd.	2,100	59,506
	Daiken Corp.	3,600	66,394
	Daiken Medical Co. Ltd.	2,300	10,517
	Daiki Aluminium Industry Co. Ltd.	9,000	123,484
	Daikin Industries Ltd.	8,400	1,763,530
#	Daikokutenbussan Co. Ltd.	1,200	47,126
	Daikyonishikawa Corp.	11,800	60,997
	Daimaruenawin Co. Ltd.	700	6,805
	Dainichi Co. Ltd.	4,300	27,028
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	75,088
	Daio Paper Corp.	18,600	302,619
*	Daiohs Corp.	1,500	13,025
	Daiseki Co. Ltd.	5,280	211,520
	Daishi Hokuetsu Financial Group, Inc.	10,300	238,830
#	Daishinku Corp.	7,600	83,814
	Daisue Construction Co. Ltd.	1,600	18,151
	Daito Bank Ltd.	1,500	9,691
	Daito Chemix Corp.	2,800	22,432
	Daito Pharmaceutical Co. Ltd.	3,400	82,470
	Daito Trust Construction Co. Ltd.	6,700	768,266
	Daitron Co. Ltd.	2,500	43,359
	Daiwa House Industry Co. Ltd.	58,300	1,701,378
	Daiwa Industries Ltd.	9,100	89,605
	Daiwa Securities Group, Inc.	125,104	753,839
	Daiwabo Holdings Co. Ltd.	27,500	393,183
	DATA HORIZON Co. Ltd.	600	7,401
	Dawn Corp.	600	8,606
	DCM Holdings Co. Ltd.	31,600	299,916
	Dear Life Co. Ltd.	3,800	17,390
	Delica Foods Holdings Co. Ltd.	2,000	9,441
	DeNA Co. Ltd.	22,100	343,658
	Denka Co. Ltd.	19,700	693,799
#	Densan System Holdings Co. Ltd.	1,800	40,769
	Denso Corp.	14,400	1,074,725
	Dentsu Group, Inc.	14,100	488,308
	Denyo Co. Ltd.	4,200	61,794
*	Descente Ltd.	800	24,928
	Dexerials Corp.	14,400	395,966
	DIC Corp.	23,100	592,637
	Digital Arts, Inc.	2,600	153,186
	Digital Garage, Inc.	3,700	130,898
	Digital Hearts Holdings Co. Ltd.	1,600	24,105
*	Digital Holdings, Inc.	4,300	48,533
	Digital Information Technologies Corp.	2,300	23,755
	Dip Corp.	8,100	256,441
	Direct Marketing MiX, Inc.	4,000	49,284
	Disco Corp.	2,700	742,375
	DKK Co. Ltd.	3,400	68,994
	DKK-Toa Corp.	1,400	11,021
	DKS Co. Ltd.	2,300	59,202
	DMG Mori Co. Ltd.	29,400	466,513
	Doshisha Co. Ltd.	7,500	99,318
	Double Standard, Inc.	1,600	33,826

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co. Ltd.	8,000	$111,435
	Dowa Holdings Co. Ltd.	13,800	598,282
*	Drecom Co. Ltd.	3,100	11,266
	DTS Corp.	8,300	177,115
	Duskin Co. Ltd.	9,800	235,510
	Dvx, Inc.	1,700	15,108
#	DyDo Group Holdings, Inc.	2,600	107,421
	Dynic Corp.	1,100	6,855
	Eagle Industry Co. Ltd.	7,800	74,786
	Earth Corp.	4,000	203,860
	EAT & Holdings Co. Ltd.	600	12,034
	Ebara Corp.	8,700	426,401
	Ebara Foods Industry, Inc.	1,600	39,287
	Ebara Jitsugyo Co. Ltd.	3,300	62,170
	Ebase Co. Ltd.	3,000	13,334
	Eco's Co. Ltd.	2,100	37,307
	EDION Corp.	19,900	185,703
	EF-ON, Inc.	6,039	27,927
	eGuarantee, Inc.	2,400	39,489
	E-Guardian, Inc.	2,200	54,072
	Ehime Bank Ltd.	8,700	70,270
#	Eidai Co. Ltd.	6,000	15,901
	Eiken Chemical Co. Ltd.	4,400	65,956
	Eizo Corp.	4,200	144,457
	EJ Holdings, Inc.	2,000	20,263
	Elan Corp.	6,500	57,174
	Elecom Co. Ltd.	11,700	141,609
	Elematec Corp.	4,200	38,160
	Endo Lighting Corp.	3,700	32,609
	Enigmo, Inc.	6,000	32,477
	en-japan, Inc.	7,000	168,715
	Enomoto Co. Ltd.	600	9,066
	Enplas Corp.	1,900	48,191
	Entrust, Inc.	1,700	9,753
#	eRex Co. Ltd.	5,300	70,045
	ES-Con Japan Ltd.	5,500	36,666
	Escrow Agent Japan, Inc.	5,500	8,395
	Eslead Corp.	2,600	38,700
	ESPEC Corp.	3,100	55,071
	Exedy Corp.	8,000	117,433
#	Ezaki Glico Co. Ltd.	7,500	243,167
	F&M Co. Ltd.	700	10,778
	Faith, Inc.	1,900	10,958
	FALCO HOLDINGS Co. Ltd.	1,900	33,994
	FAN Communications, Inc.	9,600	31,675
	Fancl Corp.	8,300	211,388
	FANUC Corp.	2,100	415,271
	Fast Retailing Co. Ltd.	2,400	1,412,315
	FCC Co. Ltd.	10,100	129,878
#*	FDK Corp.	4,400	32,259
	Feed One Co. Ltd.	7,600	46,736
	Felissimo Corp.	1,000	10,719
	Fenwal Controls of Japan Ltd.	1,200	15,663
#	Ferrotec Holdings Corp.	8,300	207,124
*	FFRI Security, Inc.	400	3,516
	Fibergate, Inc.	1,300	12,162
	FIDEA Holdings Co. Ltd.	4,770	57,940
	Financial Products Group Co. Ltd.	6,700	38,569
	FINDEX, Inc.	2,900	23,834

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	First Bank of Toyama Ltd.	13,200	$35,895
#	First Brothers Co. Ltd.	1,700	11,420
	First Juken Co. Ltd.	2,200	22,609
#	First-corp, Inc.	1,400	8,549
	Fixstars Corp.	4,900	31,425
	FJ Next Holdings Co. Ltd.	3,700	31,837
	Focus Systems Corp.	1,800	14,317
	Food & Life Cos. Ltd.	13,900	416,473
	Forum Engineering, Inc.	2,700	20,011
	Forval Corp.	1,100	8,529
	Foster Electric Co. Ltd.	7,000	45,090
	FP Corp.	8,600	276,232
	France Bed Holdings Co. Ltd.	6,600	51,207
	Freebit Co. Ltd.	2,300	17,550
#*	Fronteo, Inc.	2,900	64,173
	F-Tech, Inc.	4,000	18,896
	FTGroup Co. Ltd.	1,800	18,365
	Fudo Tetra Corp.	4,390	61,648
	Fuji Co. Ltd.	5,400	89,168
	Fuji Corp.	15,300	353,170
	Fuji Corp.	3,600	36,136
	Fuji Corp. Ltd.	7,000	39,382
	Fuji Die Co. Ltd.	1,600	8,728
	Fuji Electric Co. Ltd.	14,400	769,626
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	24,715
	Fuji Kyuko Co. Ltd.	4,099	147,117
	Fuji Media Holdings, Inc.	9,800	98,874
#	Fuji Oil Co. Ltd.	12,400	26,688
	Fuji Oil Holdings, Inc.	12,400	250,897
	Fuji Seal International, Inc.	10,800	203,094
	Fuji Soft, Inc.	5,000	209,474
	Fujibo Holdings, Inc.	3,000	100,284
	Fujicco Co. Ltd.	4,700	79,152
	Fujikura Composites, Inc.	4,800	33,803
	Fujikura Kasei Co. Ltd.	8,100	33,881
*	Fujikura Ltd.	82,400	445,551
	Fujimi, Inc.	2,100	127,145
	Fujimori Kogyo Co. Ltd.	4,500	159,955
	Fujisash Co. Ltd.	30,200	18,954
*	Fujita Kanko, Inc.	1,800	36,415
	Fujitec Co. Ltd.	6,800	161,734
	Fujitsu General Ltd.	9,000	182,637
	Fujitsu Ltd.	11,600	1,533,500
	Fujiya Co. Ltd.	2,300	45,534
	FuKoKu Co. Ltd.	2,600	23,027
	Fukuda Corp.	1,600	60,044
	Fukuda Denshi Co. Ltd.	2,900	209,535
	Fukui Bank Ltd.	5,600	69,489
	Fukui Computer Holdings, Inc.	2,300	59,975
	Fukuoka Financial Group, Inc.	29,928	587,760
	Fukushima Galilei Co. Ltd.	2,300	84,461
	Fukuvi Chemical Industry Co. Ltd.	1,200	6,179
	Fukuyama Transporting Co. Ltd.	6,600	207,731
	FULLCAST Holdings Co. Ltd.	4,700	88,434
	Funai Soken Holdings, Inc.	6,280	130,151
	Furukawa Battery Co. Ltd.	4,000	44,586
	Furukawa Co. Ltd.	7,400	82,835
	Furukawa Electric Co. Ltd.	18,300	376,420
	Furuno Electric Co. Ltd.	7,300	64,086

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furuya Metal Co. Ltd.	600	$53,064
	Furyu Corp.	5,800	64,644
	Fuso Chemical Co. Ltd.	4,500	176,058
	Fuso Pharmaceutical Industries Ltd.	1,700	31,184
	Futaba Corp.	12,100	70,983
	Futaba Industrial Co. Ltd.	18,200	66,026
	Future Corp.	3,000	38,489
	Fuyo General Lease Co. Ltd.	5,800	384,706
	G-7 Holdings, Inc.	8,400	101,460
	Gakken Holdings Co. Ltd.	6,400	58,526
	Gakkyusha Co. Ltd.	1,500	19,848
	Gecoss Corp.	3,900	27,231
	Genki Sushi Co. Ltd.	700	14,957
	Genky DrugStores Co. Ltd.	2,400	75,313
	Geo Holdings Corp.	11,000	108,656
*	Geostr Corp.	5,000	13,751
	Gift, Inc.	1,100	22,464
	Gig Works, Inc.	2,400	8,369
	Giken Ltd.	500	17,065
	GL Sciences, Inc.	1,400	33,849
	GLOBERIDE, Inc.	6,400	154,045
	Glory Ltd.	11,400	214,373
	Glosel Co. Ltd.	4,100	15,480
#	GMO Financial Holdings, Inc.	10,400	77,862
	GMO GlobalSign Holdings KK	600	17,545
	GMO internet, Inc.	12,100	258,887
	GMO Payment Gateway, Inc.	3,600	315,906
#*	GNI Group Ltd.	1,700	15,517
	Goldcrest Co. Ltd.	5,400	84,660
	Goldwin, Inc.	3,000	155,718
	Golf Digest Online, Inc.	1,000	9,190
	Good Com Asset Co. Ltd.	2,000	18,751
	Grandy House Corp.	3,100	13,426
	gremz, Inc.	600	10,080
	GS Yuasa Corp.	17,699	378,650
	GSI Creos Corp.	3,000	31,278
	G-Tekt Corp.	6,700	80,572
	Gun-Ei Chemical Industry Co. Ltd.	1,500	46,552
*	GungHo Online Entertainment, Inc.	11,570	242,962
	Gunma Bank Ltd.	78,300	257,268
	Gunze Ltd.	4,000	139,060
	H.U. Group Holdings, Inc.	15,800	401,287
	H2O Retailing Corp.	24,860	171,987
	HABA Laboratories, Inc.	500	10,013
	Hachijuni Bank Ltd.	88,700	327,532
	Hagihara Industries, Inc.	3,400	35,156
	Hagiwara Electric Holdings Co. Ltd.	2,500	42,817
	Hakudo Co. Ltd.	1,900	44,805
	Hakuhodo DY Holdings, Inc.	27,200	416,642
	Hakuto Co. Ltd.	3,600	80,024
	Halows Co. Ltd.	2,800	67,281
	Hamakyorex Co. Ltd.	5,100	126,717
	Hamamatsu Photonics KK	3,300	168,832
	Handsman Co. Ltd.	1,500	16,663
	Hankyu Hanshin Holdings, Inc.	20,700	602,814
	Hanwa Co. Ltd.	8,700	238,922
	Happinet Corp.	4,100	53,630
	Hard Off Corp. Co. Ltd.	2,800	18,167
	Harima Chemicals Group, Inc.	3,800	27,214

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Harmonic Drive Systems, Inc.	1,300	$51,419
	Haruyama Holdings, Inc.	2,200	9,676
	Haseko Corp.	67,000	850,736
	Hashimoto Sogyo Holdings Co. Ltd.	800	13,539
	Hayashikane Sangyo Co. Ltd.	1,800	8,105
	Hazama Ando Corp.	51,900	397,143
	Heiwa Real Estate Co. Ltd.	7,000	239,121
	Heiwado Co. Ltd.	9,000	151,634
*	Hennge KK	2,600	28,916
	Hibiya Engineering Ltd.	4,400	72,404
	Hikari Tsushin, Inc.	1,600	192,104
	HI-LEX Corp.	5,900	70,931
	Himaraya Co. Ltd.	1,200	10,302
	Hino Motors Ltd.	30,600	265,988
	Hinokiya Group Co. Ltd.	1,400	24,730
	Hioki EE Corp.	900	52,287
	Hirakawa Hewtech Corp.	2,600	25,591
	Hirano Tecseed Co. Ltd.	1,800	40,405
	Hirata Corp.	1,300	65,534
	Hirogin Holdings, Inc.	67,300	392,308
	Hirose Electric Co. Ltd.	1,500	223,587
	Hirose Tusyo, Inc.	900	17,021
	Hiroshima Gas Co. Ltd.	7,500	23,636
	Hisaka Works Ltd.	5,000	36,164
	Hisamitsu Pharmaceutical Co., Inc.	6,200	188,901
	Hitachi Transport System Ltd.	6,100	279,673
	Hitachi Zosen Corp.	50,700	337,551
	Hito Communications Holdings, Inc.	1,700	30,664
	Hochiki Corp.	4,800	50,112
	Hodogaya Chemical Co. Ltd.	1,400	66,702
	Hogy Medical Co. Ltd.	4,600	123,714
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	31,267
	Hokkaido Gas Co. Ltd.	2,000	26,106
	Hokkan Holdings Ltd.	2,500	30,665
	Hokko Chemical Industry Co. Ltd.	6,000	41,626
	Hokkoku Financial Holdings, Inc.	6,400	164,665
	Hokuetsu Corp.	34,700	230,171
	Hokuetsu Industries Co. Ltd.	6,000	47,854
	Hokuhoku Financial Group, Inc.	33,600	264,772
	Hokuriku Electric Industry Co. Ltd.	1,000	11,134
	Hokuriku Electrical Construction Co. Ltd.	3,480	24,246
	Hokuto Corp.	5,800	98,328
	Honda Motor Co. Ltd., Sponsored ADR	8,470	250,288
	Honda Motor Co. Ltd.	95,800	2,821,576
#	Honda Tsushin Kogyo Co. Ltd.	4,400	15,861
	H-One Co. Ltd.	5,000	28,265
	Honeys Holdings Co. Ltd.	4,450	40,075
	Hoosiers Holdings	9,100	54,519
	Horiba Ltd.	6,000	322,957
	Hoshizaki Corp.	1,200	88,673
	Hosiden Corp.	13,000	129,729
	Hosokawa Micron Corp.	3,600	91,490
#	Hotland Co. Ltd.	3,400	36,576
	House Foods Group, Inc.	7,700	197,870
	Howa Machinery Ltd.	3,900	26,418
	Hoya Corp.	14,600	1,893,158
#*	HPC Systems, Inc.	1,000	17,719
	HS Holdings Co. Ltd.	4,600	46,107
	Hulic Co. Ltd.	56,469	545,810

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hyakugo Bank Ltd.	59,200	$182,739
	Hyakujushi Bank Ltd.	6,400	88,334
	Ibiden Co. Ltd.	9,600	536,451
	IBJ, Inc.	3,800	24,742
	Ichibanya Co. Ltd.	1,700	68,163
	Ichigo, Inc.	74,000	181,961
	Ichiken Co. Ltd.	1,200	19,447
	Ichikoh Industries Ltd.	11,300	49,735
	Ichimasa Kamaboko Co. Ltd.	1,500	10,166
	Ichinen Holdings Co. Ltd.	5,400	59,995
	Ichiyoshi Securities Co. Ltd.	10,100	59,342
	Icom, Inc.	1,900	38,886
	ID Holdings Corp.	3,750	27,403
	IDEA Consultants, Inc.	700	10,325
	Idec Corp.	7,300	155,509
	IDOM, Inc.	19,900	114,754
	Ihara Science Corp.	2,000	39,257
	IHI Corp.	39,200	791,573
	Iida Group Holdings Co. Ltd.	15,540	323,304
	Iino Kaiun Kaisha Ltd.	25,800	121,091
	IJTT Co. Ltd.	7,800	40,003
	Ikegami Tsushinki Co. Ltd.	1,400	7,901
	I'll, Inc.	2,100	22,998
*	Imagica Group, Inc.	5,700	29,821
	Imagineer Co. Ltd.	1,000	8,382
	Imasen Electric Industrial	2,600	13,582
	i-mobile Co. Ltd.	1,300	12,881
#*	Impact HD, Inc.	800	18,840
	Imuraya Group Co. Ltd.	1,800	34,895
	Inaba Denki Sangyo Co. Ltd.	10,700	247,964
#	Inaba Seisakusho Co. Ltd.	2,800	30,961
	Inabata & Co. Ltd.	12,000	180,819
	Inageya Co. Ltd.	5,300	64,657
*	I-NE Co. Ltd.	400	9,332
	Ines Corp.	4,700	61,291
	I-Net Corp.	3,730	41,950
	Infocom Corp.	6,100	97,206
	Infomart Corp.	28,500	165,641
	Information Services International-Dentsu Ltd.	5,200	162,115
	INFRONEER Holdings, Inc.	55,240	509,028
	Innotech Corp.	4,100	51,107
	Insource Co. Ltd.	5,550	88,739
	Intage Holdings, Inc.	8,600	131,400
	Intelligent Wave, Inc.	2,300	10,405
	Inter Action Corp.	2,400	40,735
	Internet Initiative Japan, Inc.	11,500	380,858
	Inui Global Logistics Co. Ltd.	1,800	36,483
	I-O Data Device, Inc.	2,600	17,174
	I-PEX, Inc.	3,800	57,051
#	IPS, Inc.	600	9,548
	IR Japan Holdings Ltd.	2,200	97,974
	Iriso Electronics Co. Ltd.	3,700	150,234
	ISB Corp.	3,100	24,721
	Ise Chemicals Corp.	400	13,050
	Iseki & Co. Ltd.	6,600	76,548
	Isetan Mitsukoshi Holdings Ltd.	64,900	510,170
#	Ishihara Chemical Co. Ltd.	3,400	37,624
	Ishihara Sangyo Kaisha Ltd.	8,500	84,830
*	Ishizuka Glass Co. Ltd.	1,000	17,620

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isolite Insulating Products Co. Ltd.	2,800	$29,308
	Isuzu Motors Ltd.	109,400	1,340,150
#*	ITbook Holdings Co. Ltd.	3,200	10,137
	Itfor, Inc.	5,500	36,023
	ITmedia, Inc.	2,300	31,803
	Ito En Ltd.	5,000	269,320
	Itochu Enex Co. Ltd.	19,300	168,601
	Itochu Techno-Solutions Corp.	7,800	212,785
	Itoham Yonekyu Holdings, Inc.	40,700	238,791
	Itoki Corp.	9,400	28,193
#*	Itokuro, Inc.	1,000	3,884
	IwaiCosmo Holdings, Inc.	5,600	66,467
	Iwaki Co. Ltd.	1,700	14,874
	Iwasaki Electric Co. Ltd.	2,000	39,762
	Iwatani Corp.	11,500	542,152
	Iwatsu Electric Co. Ltd.	2,900	20,800
	Iwatsuka Confectionery Co. Ltd.	900	30,319
	Iyo Bank Ltd.	57,100	296,386
	Izumi Co. Ltd.	8,900	246,189
	J Front Retailing Co. Ltd.	54,200	486,244
	J Trust Co. Ltd.	17,200	72,285
	JAC Recruitment Co. Ltd.	4,000	69,545
	Jaccs Co. Ltd.	6,700	181,292
	Jafco Group Co. Ltd.	24,600	392,807
#*	Jalux, Inc.	1,800	40,062
#*	Jamco Corp.	200	1,429
#	JANOME Corp.	7,199	46,020
*	Japan Airlines Co. Ltd.	9,300	176,026
*	Japan Airport Terminal Co. Ltd.	2,500	108,321
*	Japan Asia Investment Co. Ltd.	2,700	4,339
*	Japan Asset Marketing Co. Ltd.	10,100	14,334
	Japan Aviation Electronics Industry Ltd.	15,000	239,731
	Japan Best Rescue System Co. Ltd.	3,600	27,290
*	Japan Communications, Inc.	27,200	39,227
*	Japan Display, Inc.	40,600	13,121
	Japan Electronic Materials Corp.	2,700	59,497
	Japan Elevator Service Holdings Co. Ltd.	12,100	174,315
	Japan Exchange Group, Inc.	49,100	1,010,028
#	Japan Foundation Engineering Co. Ltd.	6,500	33,682
*	Japan Hospice Holdings, Inc.	600	8,886
#	Japan Investment Adviser Co. Ltd.	2,100	19,650
	Japan Lifeline Co. Ltd.	14,400	126,062
	Japan Material Co. Ltd.	14,200	207,546
	Japan Medical Dynamic Marketing, Inc.	3,200	41,820
	Japan Oil Transportation Co. Ltd.	700	16,063
	Japan Property Management Center Co. Ltd.	3,600	30,683
	Japan Pulp & Paper Co. Ltd.	3,400	118,415
	Japan Securities Finance Co. Ltd.	27,400	222,691
	Japan Steel Works Ltd.	7,100	236,036
	Japan Transcity Corp.	8,700	48,938
	Japan Wool Textile Co. Ltd.	14,300	109,446
	Jastec Co. Ltd.	1,400	12,615
	JBCC Holdings, Inc.	3,800	53,265
	JCR Pharmaceuticals Co. Ltd.	9,100	160,280
	JCU Corp.	4,600	199,693
	JDC Corp.	7,800	36,069
	Jeol Ltd.	1,000	54,522
	JFE Systems, Inc.	1,300	23,673
	JGC Holdings Corp.	51,400	505,070

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	JIG-SAW, Inc.	900	$39,770
	Jimoto Holdings, Inc.	4,650	26,932
	JINS Holdings, Inc.	2,800	173,097
	JINUSHI Co. Ltd.	3,100	46,158
	JK Holdings Co. Ltd.	3,200	30,683
	JM Holdings Co. Ltd.	3,300	46,705
*	JMDC, Inc.	800	37,128
#	JMS Co. Ltd.	5,000	26,735
#*	Joban Kosan Co. Ltd.	1,900	22,458
	J-Oil Mills, Inc.	5,400	79,847
	Joshin Denki Co. Ltd.	5,100	92,944
#	Joyful Honda Co. Ltd.	11,900	158,438
	JP-Holdings, Inc.	7,900	16,104
	JSB Co. Ltd.	600	14,711
	JSP Corp.	3,300	46,320
	JTEKT Corp.	53,500	465,381
	Juki Corp.	9,000	60,619
	Juroku Financial Group, Inc.	7,700	153,103
	Justsystems Corp.	4,400	190,442
	JVCKenwood Corp.	55,200	85,020
	K&O Energy Group, Inc.	4,700	61,690
	Kadokawa Corp.	9,769	202,841
	Kadoya Sesame Mills, Inc.	400	14,146
	Kaga Electronics Co. Ltd.	4,200	108,816
	Kagome Co. Ltd.	6,200	161,333
	Kajima Corp.	47,900	578,517
	Kakaku.com, Inc.	12,100	250,610
	Kakiyasu Honten Co. Ltd.	2,400	53,911
#*	Kamakura Shinsho Ltd.	4,900	21,842
	Kameda Seika Co. Ltd.	3,300	119,875
	Kamei Corp.	6,100	53,257
	Kamigumi Co. Ltd.	20,800	401,928
	Kanaden Corp.	4,800	43,078
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	52,078
	Kanamic Network Co. Ltd.	6,700	26,478
	Kanamoto Co. Ltd.	11,000	213,890
	Kandenko Co. Ltd.	25,600	190,479
	Kaneko Seeds Co. Ltd.	2,900	37,926
	Kanematsu Corp.	25,200	274,135
	Kanematsu Electronics Ltd.	3,100	102,268
	Kanemi Co. Ltd.	500	12,185
	Kansai Electric Power Co., Inc.	38,600	364,350
	Kansai Paint Co. Ltd.	5,200	107,941
#	Kansai Super Market Ltd.	3,400	30,310
	Kanto Denka Kogyo Co. Ltd.	13,300	127,357
	Kao Corp.	29,000	1,449,175
*	Kasai Kogyo Co. Ltd.	7,000	18,247
	Katakura & Co-op Agri Corp.	700	7,001
	Katakura Industries Co. Ltd.	6,600	131,106
	Katitas Co. Ltd.	9,300	283,660
#	Kato Works Co. Ltd.	2,500	17,916
	Kawada Technologies, Inc.	1,400	47,249
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,400	36,913
	Kawasaki Heavy Industries Ltd.	38,200	740,260
	KDDI Corp.	189,600	6,057,474
	KeePer Technical Laboratory Co. Ltd.	3,200	52,797
	Keihan Holdings Co. Ltd.	11,500	266,673
	Keihanshin Building Co. Ltd.	4,200	48,615
	Keihin Co. Ltd.	900	10,275

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keikyu Corp.	21,000	$214,931
	Keio Corp.	5,300	238,397
	Keisei Electric Railway Co. Ltd.	6,500	183,437
	KEIWA, Inc.	1,000	47,344
	Keiyo Bank Ltd.	28,100	117,170
	Keiyo Co. Ltd.	8,600	64,506
	KEL Corp.	1,000	9,932
	Kenko Mayonnaise Co. Ltd.	2,600	30,446
	Kewpie Corp.	19,400	400,215
	Keyence Corp.	2,100	1,077,137
	KeyHolder, Inc.	2,400	11,752
	KFC Holdings Japan Ltd.	3,200	80,147
	KFC Ltd.	1,400	21,669
	KH Neochem Co. Ltd.	8,400	215,474
#	Kimoto Co. Ltd.	15,800	29,417
#	Kimura Chemical Plants Co. Ltd.	5,400	34,580
	Kimura Unity Co. Ltd.	1,200	13,931
	Kinden Corp.	22,500	321,618
	King Co. Ltd.	3,600	16,488
	King Jim Co. Ltd.	1,300	9,991
	Kinki Sharyo Co. Ltd.	1,300	11,397
*	Kintetsu Department Store Co. Ltd.	700	16,183
*	Kintetsu Group Holdings Co. Ltd.	8,800	255,689
	Kintetsu World Express, Inc.	11,300	281,127
	Kissei Pharmaceutical Co. Ltd.	8,000	161,534
	Ki-Star Real Estate Co. Ltd.	1,900	116,263
	Kitagawa Corp.	2,400	28,824
	Kita-Nippon Bank Ltd.	3,200	45,923
	Kitano Construction Corp.	1,000	18,440
#	Kitanotatsujin Corp.	16,900	32,764
	Kito Corp.	7,900	118,035
	Kitz Corp.	20,200	117,436
	Kiyo Bank Ltd.	16,100	201,337
*	KLab, Inc.	8,100	30,951
	Koa Corp.	8,000	101,822
#	Koa Shoji Holdings Co. Ltd.	2,000	10,460
	Koatsu Gas Kogyo Co. Ltd.	6,900	44,993
	Kobayashi Pharmaceutical Co. Ltd.	1,400	109,022
	Kobe Bussan Co. Ltd.	12,200	379,779
*	Kobe Electric Railway Co. Ltd.	1,300	36,011
	Kobe Steel Ltd.	88,120	420,633
	Koei Tecmo Holdings Co. Ltd.	1,040	37,624
	Kohnan Shoji Co. Ltd.	8,800	260,960
	Kohsoku Corp.	2,000	26,501
	Koito Manufacturing Co. Ltd.	8,000	401,684
#	Kojima Co. Ltd.	7,900	36,281
	Kokusai Pulp & Paper Co. Ltd.	4,800	13,143
	Kokuyo Co. Ltd.	22,000	320,731
#	KOMAIHALTEC, Inc.	1,300	26,343
	Komatsu Ltd.	32,100	806,639
	Komatsu Matere Co. Ltd.	7,000	75,847
	Komatsu Wall Industry Co. Ltd.	2,000	31,715
	KOMEDA Holdings Co. Ltd.	9,900	183,252
	Komehyo Holdings Co. Ltd.	2,300	28,408
	Komeri Co. Ltd.	11,200	261,134
	Komori Corp.	11,900	71,369
#	Konaka Co. Ltd.	5,700	17,151
	Konami Holdings Corp.	7,900	425,887
	Kondotec, Inc.	4,900	43,891

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konica Minolta, Inc.	127,500	$537,465
	Konishi Co. Ltd.	6,700	95,535
	Konoike Transport Co. Ltd.	6,500	66,592
	Konoshima Chemical Co. Ltd.	1,600	26,464
#*	Kosaido Holdings Co. Ltd.	2,900	19,016
	Kose Corp.	700	64,001
	Kozo Keikaku Engineering, Inc.	1,000	21,227
	Krosaki Harima Corp.	1,400	55,471
#	KRS Corp.	3,000	22,597
	K's Holdings Corp.	45,600	448,735
	KU Holdings Co. Ltd.	3,800	32,842
	Kubota Corp.	20,000	428,911
	Kumagai Gumi Co. Ltd.	12,500	318,622
	Kumiai Chemical Industry Co. Ltd.	12,810	88,542
	Kunimine Industries Co. Ltd.	2,600	23,435
	Kurabo Industries Ltd.	4,400	71,964
	Kuraray Co. Ltd.	92,200	828,310
	Kureha Corp.	4,500	335,951
	Kurimoto Ltd.	2,100	28,564
	Kurita Water Industries Ltd.	6,700	272,445
	Kuriyama Holdings Corp.	2,700	22,884
	Kusuri no Aoki Holdings Co. Ltd.	3,600	214,751
	KYB Corp.	5,400	140,579
	Kyocera Corp.	12,700	783,225
	Kyoden Co. Ltd.	6,700	36,137
	Kyodo Printing Co. Ltd.	2,100	48,867
	Kyoei Steel Ltd.	5,500	74,748
	Kyokuto Boeki Kaisha Ltd.	1,500	33,954
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	95,539
	Kyokuto Securities Co. Ltd.	5,500	36,012
	Kyokuyo Co. Ltd.	3,000	82,392
	KYORIN Holdings, Inc.	10,100	160,441
	Kyoritsu Printing Co. Ltd.	7,400	9,143
	Kyosan Electric Manufacturing Co. Ltd.	10,000	36,898
	Kyowa Electronic Instruments Co. Ltd.	5,000	16,480
	Kyowa Exeo Corp.	21,619	439,384
	Kyowa Kirin Co. Ltd.	5,600	139,579
#	Kyowa Leather Cloth Co. Ltd.	3,800	22,023
	Kyudenko Corp.	9,700	248,102
	Kyushu Electric Power Co., Inc.	41,900	310,470
	Kyushu Financial Group, Inc.	85,550	330,552
#	Kyushu Leasing Service Co. Ltd.	2,100	10,843
	Kyushu Railway Co.	13,500	282,022
	LAC Co. Ltd.	1,800	11,516
	Lacto Japan Co. Ltd.	1,700	27,856
	Lasertec Corp.	3,500	785,181
	Lawson, Inc.	7,800	341,867
	LEC, Inc.	7,300	57,849
	Life Corp.	5,200	139,730
	LIFULL Co. Ltd.	25,200	48,567
	LIKE, Inc.	1,800	28,501
	Linical Co. Ltd.	2,200	12,231
	Link & Motivation, Inc.	5,900	23,355
	Lintec Corp.	10,700	248,539
	Lion Corp.	43,900	573,595
	LITALICO, Inc.	4,200	104,817
	Lixil Corp.	42,600	975,120
	Lonseal Corp.	800	10,263
	Look Holdings, Inc.	2,000	21,954

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	LTS, Inc.	700	$14,505
*	M&A Capital Partners Co. Ltd.	3,500	150,722
	M3, Inc.	20,000	768,932
	Mabuchi Motor Co. Ltd.	10,900	343,183
*	Macbee Planet, Inc.	200	8,765
	Macnica Fuji Electronics Holdings, Inc.	12,550	277,669
	Macromill, Inc.	11,800	113,793
	Maeda Kosen Co. Ltd.	4,200	125,419
	Maezawa Industries, Inc.	3,600	19,958
	Maezawa Kasei Industries Co. Ltd.	3,600	39,173
	Maezawa Kyuso Industries Co. Ltd.	4,200	35,975
	Makino Milling Machine Co. Ltd.	6,200	214,180
	Makita Corp.	7,600	284,418
*	Management Solutions Co. Ltd.	1,800	49,124
	Mandom Corp.	7,100	85,135
	Mani, Inc.	5,200	75,137
	MarkLines Co. Ltd.	2,700	59,400
#	Marubun Corp.	3,300	21,416
	Marudai Food Co. Ltd.	5,000	68,129
	Marufuji Sheet Piling Co. Ltd.	400	6,860
	Maruha Nichiro Corp.	14,100	301,259
	Marui Group Co. Ltd.	26,200	505,498
	Maruichi Steel Tube Ltd.	13,600	302,952
	MARUKA FURUSATO Corp.	5,592	103,257
	Marumae Co. Ltd.	1,200	26,077
	Marusan Securities Co. Ltd.	16,100	72,929
	Maruwa Co. Ltd.	2,500	328,929
#	Maruwa Unyu Kikan Co. Ltd.	6,900	78,754
	Maruyama Manufacturing Co., Inc.	600	7,909
	Maruzen CHI Holdings Co. Ltd.	3,900	12,191
	Maruzen Co. Ltd.	1,300	23,965
	Maruzen Showa Unyu Co. Ltd.	3,100	86,051
	Marvelous, Inc.	8,400	54,432
	Matsuda Sangyo Co. Ltd.	3,100	63,588
	Matsui Construction Co. Ltd.	6,000	36,918
	Matsui Securities Co. Ltd.	28,100	196,518
	MatsukiyoCocokara & Co.	11,760	402,521
	Matsuoka Corp.	900	9,281
	Matsuyafoods Holdings Co. Ltd.	1,300	40,352
	Max Co. Ltd.	5,000	79,730
	Maxell Ltd.	12,500	134,072
	Maxvalu Nishinihon Co. Ltd.	700	11,579
	Maxvalu Tokai Co. Ltd.	2,300	54,967
*	Mazda Motor Corp.	61,206	471,516
	McDonald's Holdings Co. Japan Ltd.	6,700	292,592
	MCJ Co. Ltd.	23,800	204,326
	Mebuki Financial Group, Inc.	211,050	470,804
	MEC Co. Ltd.	3,000	84,455
	Media Do Co. Ltd.	1,800	39,993
	Medical Data Vision Co. Ltd.	6,200	54,885
	Medical System Network Co. Ltd.	7,000	33,636
	Medikit Co. Ltd.	700	15,387
	Medipal Holdings Corp.	25,600	460,673
	Medius Holdings Co. Ltd.	1,500	11,643
*	MedPeer, Inc.	3,100	78,369
	Megachips Corp.	4,200	153,110
	Megmilk Snow Brand Co. Ltd.	11,300	201,283
	Meidensha Corp.	11,700	247,969
	Meiho Facility Works Ltd.	1,800	12,383

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiji Electric Industries Co. Ltd.	1,500	$16,514
	Meiko Electronics Co. Ltd.	6,600	227,915
	Meisei Industrial Co. Ltd.	10,800	66,200
	Meitec Corp.	5,200	304,640
	Meito Sangyo Co. Ltd.	2,500	35,876
#	Meiwa Corp.	6,500	61,557
	Meiwa Estate Co. Ltd.	2,100	11,072
	Melco Holdings, Inc.	1,500	47,585
#	Members Co. Ltd.	1,100	19,968
	Menicon Co. Ltd.	11,900	264,070
*	Mercari, Inc.	1,000	37,766
	Mercuria Holdings Co. Ltd.	1,500	6,681
	Mesco, Inc.	600	6,883
*	Metaps, Inc.	1,700	10,718
#	MetaReal Corp.	900	7,965
	METAWATER Co. Ltd.	5,500	97,552
	Michinoku Bank Ltd.	4,799	36,435
	Micronics Japan Co. Ltd.	7,900	108,986
#	Midac Holdings Co. Ltd.	1,500	35,188
	Mie Kotsu Group Holdings, Inc.	12,100	49,137
#	Mikuni Corp.	7,000	26,316
	Milbon Co. Ltd.	4,280	202,077
	MIMAKI ENGINEERING Co. LTD.	1,500	10,399
	Mimasu Semiconductor Industry Co. Ltd.	4,500	96,697
	Minebea Mitsumi, Inc.	35,490	868,461
	Ministop Co. Ltd.	3,800	48,230
	Mirai Industry Co. Ltd.	1,400	19,095
#	Miraial Co. Ltd.	1,700	22,890
*	Mirainovate Co. Ltd.	12,500	18,969
	Mirait Holdings Corp.	23,410	388,649
	Miroku Jyoho Service Co. Ltd.	4,500	47,092
	MISUMI Group, Inc.	14,700	476,896
	Mitani Corp.	8,000	135,149
	Mitani Sangyo Co. Ltd.	7,800	20,875
#	Mitani Sekisan Co. Ltd.	1,600	90,072
#	Mito Securities Co. Ltd.	16,800	40,997
*	Mitsuba Corp.	11,200	38,786
	Mitsubishi Electric Corp.	60,100	752,656
	Mitsubishi Estate Co. Ltd.	27,600	397,507
	Mitsubishi Gas Chemical Co., Inc.	30,300	580,406
	Mitsubishi HC Capital, Inc.	148,570	767,317
	Mitsubishi Heavy Industries Ltd.	38,300	1,040,205
	Mitsubishi Kakoki Kaisha Ltd.	1,800	33,781
	Mitsubishi Logisnext Co. Ltd.	8,300	72,097
	Mitsubishi Logistics Corp.	12,300	296,905
*	Mitsubishi Motors Corp.	122,700	350,334
*	Mitsubishi Paper Mills Ltd.	6,500	17,841
	Mitsubishi Pencil Co. Ltd.	8,500	88,700
	Mitsubishi Research Institute, Inc.	1,900	61,794
	Mitsubishi UFJ Financial Group, Inc.	488,200	2,959,117
	Mitsuboshi Belting Ltd.	6,400	118,013
	Mitsui Chemicals, Inc.	38,666	1,034,119
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	77,429
*	Mitsui E&S Holdings Co. Ltd.	25,500	77,637
	Mitsui Fudosan Co. Ltd.	40,000	857,493
#	Mitsui High-Tec, Inc.	3,400	251,635
	Mitsui Mining & Smelting Co. Ltd.	20,000	565,559
#	Mitsui OSK Lines Ltd.	3,800	294,281
	Mitsui-Soko Holdings Co. Ltd.	7,300	152,063

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsuuroko Group Holdings Co. Ltd.	8,300	$74,813
	Miura Co. Ltd.	7,100	209,628
	Mixi, Inc.	12,500	231,403
	Miyaji Engineering Group, Inc.	1,500	41,639
	Miyazaki Bank Ltd.	4,300	79,078
	Miyoshi Oil & Fat Co. Ltd.	2,400	24,111
	Mizuho Financial Group, Inc.	98,380	1,332,654
	Mizuho Leasing Co. Ltd.	9,700	270,924
#	Mizuho Medy Co. Ltd.	1,800	34,375
	Mizuno Corp.	5,500	105,891
#*	Mobile Factory, Inc.	1,400	11,015
	Modec, Inc.	7,000	70,194
	Monex Group, Inc.	52,500	266,168
	Monogatari Corp.	2,600	141,295
	MonotaRO Co. Ltd.	22,800	374,622
	MORESCO Corp.	1,700	17,145
	Mori-Gumi Co. Ltd.	1,900	4,974
	Morinaga & Co. Ltd.	12,100	385,637
	Morinaga Milk Industry Co. Ltd.	9,700	470,276
	Moriroku Holdings Co. Ltd.	2,200	36,803
	Morita Holdings Corp.	6,800	75,362
	Morito Co. Ltd.	5,100	31,398
	Morningstar Japan KK	4,100	21,089
	Morozoff Ltd.	1,000	24,132
#	Mortgage Service Japan Ltd.	2,200	20,851
	MrMax Holdings Ltd.	8,700	46,349
	MS&AD Insurance Group Holdings, Inc.	17,600	603,672
#	MTG Co. Ltd.	1,700	17,498
	MTI Ltd.	4,700	22,936
	Mugen Estate Co. Ltd.	2,600	10,987
	m-up Holdings, Inc.	5,600	39,008
	Murakami Corp.	1,400	32,087
	Murata Manufacturing Co. Ltd.	33,900	2,548,713
	Musashi Co. Ltd.	300	4,568
	Musashi Seimitsu Industry Co. Ltd.	15,600	234,995
	Musashino Bank Ltd.	7,800	125,416
	Mutoh Holdings Co. Ltd.	200	3,538
	Nabtesco Corp.	18,000	562,661
	NAC Co. Ltd.	2,700	22,545
	Nachi-Fujikoshi Corp.	4,500	168,128
	Nadex Co. Ltd.	1,100	6,903
	Nafco Co. Ltd.	2,900	42,351
	Nagano Bank Ltd.	1,800	19,328
	Nagano Keiki Co. Ltd.	4,100	47,492
	Nagase & Co. Ltd.	26,100	416,887
	Nagatanien Holdings Co. Ltd.	2,700	45,797
#	Nagawa Co. Ltd.	900	76,107
*	Nagoya Railroad Co. Ltd.	18,000	284,238
	Naigai Tec Corp.	600	16,523
	Naigai Trans Line Ltd.	600	9,732
	Nakabayashi Co. Ltd.	4,900	21,847
	Nakamoto Packs Co. Ltd.	1,600	23,933
*	Nakamura Choukou Co. Ltd.	3,800	16,788
	Nakamuraya Co. Ltd.	900	26,554
	Nakanishi, Inc.	11,500	203,912
	Nakano Corp.	4,900	14,285
#	Nakayamafuku Co. Ltd.	1,900	5,726
	Nakayo, Inc.	1,100	10,929
#*	Namura Shipbuilding Co. Ltd.	12,900	22,105

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nankai Electric Railway Co. Ltd.	14,600	$289,865
	Nanto Bank Ltd.	7,800	131,913
	Narasaki Sangyo Co. Ltd.	1,000	18,187
#	Nasu Denki Tekko Co. Ltd.	100	8,393
	Natori Co. Ltd.	2,900	50,560
	NEC Capital Solutions Ltd.	2,400	43,862
	NEC Corp.	41,300	1,611,249
	NEC Networks & System Integration Corp.	11,500	165,948
	NEOJAPAN, Inc.	1,100	9,898
	NET One Systems Co. Ltd.	14,900	353,678
	New Art Holdings Co. Ltd.	2,100	22,163
	New Japan Chemical Co. Ltd.	5,200	11,240
	Nexon Co. Ltd.	3,300	62,210
	Nextage Co. Ltd.	9,500	238,565
*	NexTone, Inc.	800	20,173
	NGK Insulators Ltd.	33,700	569,453
	NGK Spark Plug Co. Ltd.	45,200	768,396
	NH Foods Ltd.	18,500	713,437
	NHK Spring Co. Ltd.	53,200	416,958
	Nicca Chemical Co. Ltd.	1,900	13,159
	Nice Corp.	1,400	21,401
	Nichias Corp.	15,700	356,403
	Nichiban Co. Ltd.	2,800	43,014
	Nichicon Corp.	13,300	139,354
	Nichiden Corp.	3,400	65,086
	Nichiha Corp.	7,200	177,995
	Nichirei Corp.	23,000	529,262
	Nichireki Co. Ltd.	5,800	64,306
	Nichirin Co. Ltd.	2,810	37,587
	Nidec Corp.	11,200	992,654
	Nifco, Inc.	17,300	503,621
	Nihon Chouzai Co. Ltd.	5,600	64,964
*	Nihon Dempa Kogyo Co. Ltd.	4,700	53,740
	Nihon Dengi Co. Ltd.	900	31,195
	Nihon Denkei Co. Ltd.	1,350	15,374
	Nihon Flush Co. Ltd.	5,100	46,735
	Nihon House Holdings Co. Ltd.	11,100	43,039
	Nihon Kagaku Sangyo Co. Ltd.	2,900	34,417
	Nihon Kohden Corp.	13,500	358,061
	Nihon M&A Center, Inc.	28,600	450,256
	Nihon Nohyaku Co. Ltd.	9,800	45,078
	Nihon Parkerizing Co. Ltd.	19,400	175,856
	Nihon Plast Co. Ltd.	3,800	18,369
	Nihon Tokushu Toryo Co. Ltd.	2,700	19,922
	Nihon Unisys Ltd.	16,300	428,817
	Nihon Yamamura Glass Co. Ltd.	1,600	10,881
	Niitaka Co. Ltd.	500	9,340
	Nikkato Corp.	1,400	7,893
	Nikkiso Co. Ltd.	16,700	123,221
	Nikko Co. Ltd.	8,000	42,924
	Nikkon Holdings Co. Ltd.	14,900	280,687
	Nikon Corp.	54,300	566,727
	Nintendo Co. Ltd.	6,700	3,283,277
	Nippi, Inc.	400	12,436
	Nippn Corp.	13,100	192,171
	Nippon Air Conditioning Services Co. Ltd.	3,800	25,590
	Nippon Aqua Co. Ltd.	1,900	10,814
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	44,294
	Nippon Carbide Industries Co., Inc.	1,700	20,496

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Carbon Co. Ltd.	4,200	$146,172
	Nippon Care Supply Co. Ltd.	700	9,089
	Nippon Chemical Industrial Co. Ltd.	1,799	40,986
*	Nippon Chemi-Con Corp.	5,200	73,870
	Nippon Concept Corp.	2,200	24,975
	Nippon Densetsu Kogyo Co. Ltd.	9,600	124,707
	Nippon Dry-Chemical Co. Ltd.	1,600	24,663
	Nippon Electric Glass Co. Ltd.	15,600	389,693
	Nippon Express Holdings, Inc.	13,700	811,913
	Nippon Felt Co. Ltd.	2,300	8,998
	Nippon Filcon Co. Ltd.	1,900	8,324
	Nippon Fine Chemical Co. Ltd.	2,700	48,111
	Nippon Gas Co. Ltd.	34,800	486,997
	Nippon Hume Corp.	6,600	39,992
#	Nippon Kodoshi Corp.	1,600	34,023
	Nippon Koei Co. Ltd.	3,800	98,676
	Nippon Light Metal Holdings Co. Ltd.	18,350	281,190
	Nippon Paint Holdings Co. Ltd.	5,500	43,986
	Nippon Paper Industries Co. Ltd.	31,000	314,116
	Nippon Parking Development Co. Ltd.	51,500	60,746
	Nippon Pillar Packing Co. Ltd.	5,000	145,554
	Nippon Piston Ring Co. Ltd.	2,300	25,982
	Nippon Rietec Co. Ltd.	2,400	28,778
	Nippon Road Co. Ltd.	2,000	145,709
	Nippon Seiki Co. Ltd.	13,400	119,696
#	Nippon Seisen Co. Ltd.	600	23,589
	Nippon Sharyo Ltd.	2,200	38,162
*	Nippon Sheet Glass Co. Ltd.	24,600	108,146
	Nippon Shinyaku Co. Ltd.	4,000	261,483
	Nippon Shokubai Co. Ltd.	5,300	249,589
	Nippon Signal Co. Ltd.	11,500	89,598
	Nippon Soda Co. Ltd.	6,500	186,000
	Nippon Steel Trading Corp.	4,100	185,061
	Nippon Suisan Kaisha Ltd.	91,200	427,307
	Nippon Systemware Co. Ltd.	1,800	31,486
	Nippon Telegraph & Telephone Corp.	36,300	1,038,824
	Nippon Thompson Co. Ltd.	14,800	79,059
	Nippon Yusen KK	24,900	1,951,994
	Nishikawa Rubber Co. Ltd.	2,100	28,493
	Nishimatsu Construction Co. Ltd.	11,800	391,924
#	Nishimatsuya Chain Co. Ltd.	11,300	144,114
	Nishimoto Co. Ltd.	700	17,638
	Nishi-Nippon Financial Holdings, Inc.	33,700	238,698
	Nishi-Nippon Railroad Co. Ltd.	7,400	165,513
	Nishio Rent All Co. Ltd.	6,100	149,444
*	Nissan Motor Co. Ltd.	149,100	789,125
	Nissan Shatai Co. Ltd.	17,700	106,385
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	9,628
	Nissei ASB Machine Co. Ltd.	2,500	67,432
	Nissei Plastic Industrial Co. Ltd.	4,600	41,467
	Nissha Co. Ltd.	11,400	145,138
	Nisshin Group Holdings Co. Ltd.	9,400	40,325
	Nisshin Oillio Group Ltd.	6,200	162,341
	Nisshin Seifun Group, Inc.	22,740	319,319
	Nisshinbo Holdings, Inc.	40,311	335,805
	Nissin Corp.	3,500	48,409
	Nissin Electric Co. Ltd.	12,400	156,424
	Nissin Foods Holdings Co. Ltd.	3,000	212,798
	Nissin Sugar Co. Ltd.	3,100	46,350

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisso Corp.	2,800	$19,250
	Nissui Pharmaceutical Co. Ltd.	2,600	22,484
	Nitori Holdings Co. Ltd.	4,800	687,660
	Nitta Corp.	5,800	142,126
	Nitta Gelatin, Inc.	3,200	18,176
	Nittan Valve Co. Ltd.	4,000	9,745
	Nitto Boseki Co. Ltd.	2,100	50,115
	Nitto Denko Corp.	16,200	1,261,326
	Nitto Fuji Flour Milling Co. Ltd.	600	19,796
	Nitto Kogyo Corp.	7,300	98,205
	Nitto Kohki Co. Ltd.	3,400	49,198
	Nitto Seiko Co. Ltd.	6,900	31,851
	Nittoc Construction Co. Ltd.	6,700	38,299
	NJS Co. Ltd.	1,500	25,850
	Noda Corp.	2,000	17,083
	Noevir Holdings Co. Ltd.	2,100	95,114
	NOF Corp.	4,800	219,793
	Nojima Corp.	11,000	221,832
	NOK Corp.	20,600	220,254
	Nomura Co. Ltd.	2,200	17,617
	Nomura Holdings, Inc.	170,600	753,633
#	Nomura Holdings, Inc., Sponsored ADR	65,174	289,373
#	Nomura Micro Science Co. Ltd.	800	29,471
	Nomura Real Estate Holdings, Inc.	29,300	686,113
	Nomura Research Institute Ltd.	13,089	458,192
	Noritake Co. Ltd.	2,700	108,047
	Noritsu Koki Co. Ltd.	4,200	75,453
	Noritz Corp.	8,000	117,648
	North Pacific Bank Ltd.	80,000	174,813
	Nozawa Corp.	2,000	12,515
	NS Solutions Corp.	6,700	190,537
	NS Tool Co. Ltd.	5,400	66,743
	NSD Co. Ltd.	14,400	245,950
	NSK Ltd.	71,600	488,386
*	NTN Corp.	135,400	273,085
	NTT Data Corp.	42,500	814,756
	Oat Agrio Co. Ltd.	600	10,206
#	Obara Group, Inc.	2,300	66,659
	Obayashi Corp.	68,600	555,807
	OBIC Business Consultants Co. Ltd.	1,400	52,797
	Obic Co. Ltd.	900	148,700
	Ocean System Corp.	1,000	8,619
	Ochi Holdings Co. Ltd.	1,000	11,535
	Odakyu Electric Railway Co. Ltd.	15,199	268,578
	Odawara Engineering Co. Ltd.	600	12,197
	Ogaki Kyoritsu Bank Ltd.	9,300	164,162
	Ohara, Inc.	1,700	16,033
	Ohashi Technica, Inc.	3,300	39,611
	Ohba Co. Ltd.	1,700	10,904
	Ohizumi Manufacturing Co. Ltd.	700	4,639
	Ohki Healthcare Holdings Co. Ltd.	1,000	6,047
	Ohsho Food Service Corp.	2,100	108,383
	Oiles Corp.	6,940	97,175
#*	Oisix ra daichi, Inc.	5,200	108,374
	Oita Bank Ltd.	3,900	65,366
	Oji Holdings Corp.	144,300	768,120
	Okabe Co. Ltd.	12,300	79,510
	Okada Aiyon Corp.	800	10,064
	Okamoto Machine Tool Works Ltd.	1,100	40,059

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okamura Corp.	14,900	$157,524
	Okasan Securities Group, Inc.	45,100	150,516
	Oki Electric Industry Co. Ltd.	28,100	214,949
	Okinawa Cellular Telephone Co.	3,700	161,198
	Okinawa Financial Group, Inc.	6,380	123,302
	OKUMA Corp.	5,100	222,479
	Okumura Corp.	8,000	228,394
	Okura Industrial Co. Ltd.	2,600	44,774
	Okuwa Co. Ltd.	5,900	46,857
	Omron Corp.	3,400	248,572
	Onamba Co. Ltd.	3,000	11,737
	ONO Sokki Co. Ltd.	3,200	13,616
	Onoken Co. Ltd.	4,000	57,273
	Onward Holdings Co. Ltd.	29,800	74,689
	Open House Group Co. Ltd.	10,200	528,087
	Optex Group Co. Ltd.	6,900	91,983
*	Optim Corp.	3,400	28,825
	Optorun Co. Ltd.	5,300	108,400
	Oracle Corp.	2,900	216,893
	Orchestra Holdings, Inc.	400	9,293
	Organo Corp.	1,800	131,631
	Oricon, Inc.	2,300	19,375
	Orient Corp.	149,800	160,102
#	Oriental Consultants Holdings Co. Ltd.	500	13,459
	Oriental Land Co. Ltd.	1,100	191,492
*	Oriental Shiraishi Corp.	31,900	66,462
	Origin Co. Ltd.	1,400	15,156
	ORIX Corp.	133,000	2,743,407
	Oro Co. Ltd.	1,400	29,056
	Osaka Gas Co. Ltd.	19,500	331,624
	Osaka Organic Chemical Industry Ltd.	3,000	82,588
	Osaka Soda Co. Ltd.	2,700	71,667
	Osaka Steel Co. Ltd.	3,500	36,046
*	OSAKA Titanium Technologies Co. Ltd.	6,800	49,079
	Osaki Electric Co. Ltd.	11,100	44,521
	OSG Corp.	18,400	323,937
	Otsuka Corp.	8,800	357,076
	OUG Holdings, Inc.	1,000	23,422
	Outsourcing, Inc.	28,700	332,464
	Oyo Corp.	5,800	106,718
	Ozu Corp.	700	11,819
	Pacific Industrial Co. Ltd.	14,400	137,457
	Pacific Metals Co. Ltd.	4,200	83,696
	Pack Corp.	3,200	74,919
	PAL GROUP Holdings Co. Ltd.	4,200	61,220
	PALTAC Corp.	4,000	153,309
	Pan Pacific International Holdings Corp.	40,700	547,774
	Panasonic Corp.	206,100	2,269,059
	Paraca, Inc.	1,500	20,823
	Paramount Bed Holdings Co. Ltd.	10,200	169,736
#	Paris Miki Holdings, Inc.	8,700	18,743
*	Park24 Co. Ltd.	24,400	369,104
	Parker Corp.	3,000	13,505
	Pasona Group, Inc.	6,100	134,893
	PC Depot Corp.	7,800	19,598
	PCA Corp.	900	12,450
	PCI Holdings, Inc.	1,100	9,536
	Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	24,067
	Penta-Ocean Construction Co. Ltd.	85,400	474,246

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	People Dreams & Technologies Group Co. Ltd.	1,400	$21,895
*	PeptiDream, Inc.	13,400	240,567
	Persol Holdings Co. Ltd.	13,500	348,513
	Phil Co., Inc.	400	3,629
	Pickles Corp.	2,400	33,200
	Pigeon Corp.	15,300	298,223
	Pilot Corp.	6,700	238,636
	Piolax, Inc.	7,100	107,810
	Pipedo HD, Inc.	1,300	27,705
	Plenus Co. Ltd.	4,700	80,285
	Pola Orbis Holdings, Inc.	3,900	58,127
	Poletowin Pitcrew Holdings, Inc.	8,400	68,900
	Precision System Science Co. Ltd.	3,400	17,439
	Premium Group Co. Ltd.	2,900	91,977
#*	Premium Water Holdings, Inc.	800	17,292
	Press Kogyo Co. Ltd.	23,000	76,851
	Pressance Corp.	8,400	153,498
	Prestige International, Inc.	20,100	127,758
	Prima Meat Packers Ltd.	8,599	188,859
	Pronexus, Inc.	1,800	17,182
#	Property Agent, Inc.	400	5,457
	Pro-Ship, Inc.	800	9,448
	Proto Corp.	7,800	90,552
	PS Mitsubishi Construction Co. Ltd.	10,100	53,275
	Punch Industry Co. Ltd.	4,300	18,522
*	QB Net Holdings Co. Ltd.	2,900	41,702
	Qol Holdings Co. Ltd.	8,200	95,523
	Quick Co. Ltd.	1,500	17,014
	Raccoon Holdings, Inc.	4,100	43,166
	Raito Kogyo Co. Ltd.	8,000	130,591
	Raiznext Corp.	7,900	79,409
	Rakus Co. Ltd.	6,000	120,867
*	Rakuten Group, Inc.	6,300	54,655
	Rasa Corp.	1,700	14,263
	Rasa Industries Ltd.	2,100	28,601
	Raysum Co. Ltd.	5,400	33,442
	Recruit Holdings Co. Ltd.	53,600	2,649,372
	Relia, Inc.	11,900	100,581
	Relo Group, Inc.	15,700	283,331
*	Renesas Electronics Corp.	81,700	937,655
	Rengo Co. Ltd.	61,700	460,415
#*	RENOVA, Inc.	7,600	108,043
	Resol Holdings Co. Ltd.	300	11,224
	Resona Holdings, Inc.	180,163	774,238
	Resorttrust, Inc.	16,200	259,356
	Restar Holdings Corp.	4,900	83,371
#	Retail Partners Co. Ltd.	4,600	47,482
	Rheon Automatic Machinery Co. Ltd.	3,400	31,163
#	Rhythm Co. Ltd.	1,100	12,482
	Riberesute Corp.	1,300	8,452
*	Ricksoft Co. Ltd.	400	5,368
	Ricoh Co. Ltd.	61,100	515,954
	Ricoh Leasing Co. Ltd.	3,900	126,586
	Ride On Express Holdings Co. Ltd.	1,500	19,851
*	Right On Co. Ltd.	4,200	25,346
	Riken Corp.	2,100	47,753
	Riken Keiki Co. Ltd.	2,600	124,393
	Riken Technos Corp.	12,300	50,672
	Riken Vitamin Co. Ltd.	3,400	50,286

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rinnai Corp.	3,300	$294,706
	Rion Co. Ltd.	1,800	36,056
	Riso Kagaku Corp.	1,800	32,284
	Riso Kyoiku Co. Ltd.	25,100	89,321
	River Eletec Corp.	1,700	15,256
#	Rix Corp.	800	10,477
	Rock Field Co. Ltd.	2,800	37,316
	Rohm Co. Ltd.	5,300	446,457
	Rohto Pharmaceutical Co. Ltd.	12,000	331,395
	Rokko Butter Co. Ltd.	3,500	46,020
	Roland Corp.	2,600	99,179
	Roland DG Corp.	3,900	92,383
	Rorze Corp.	2,300	217,335
	Ryobi Ltd.	6,600	62,823
	Ryoden Corp.	3,500	52,409
	Ryohin Keikaku Co. Ltd.	48,400	694,993
	Ryosan Co. Ltd.	5,400	106,999
	S Foods, Inc.	4,600	141,300
	S LINE Co. Ltd.	1,300	10,068
	S&B Foods, Inc.	1,300	41,861
	Sac's Bar Holdings, Inc.	4,300	19,450
	Saibu Gas Holdings Co. Ltd.	5,500	104,782
	Saison Information Systems Co. Ltd.	1,400	23,948
	Sakai Chemical Industry Co. Ltd.	3,500	63,547
	Sakai Heavy Industries Ltd.	500	11,871
	Sakai Moving Service Co. Ltd.	2,300	87,988
	Sakata INX Corp.	11,900	100,214
	Sakura Internet, Inc.	4,600	20,139
	Sala Corp.	16,500	89,418
	SAMTY Co. Ltd.	9,600	174,362
	San Holdings, Inc.	2,600	33,974
	San ju San Financial Group, Inc.	6,050	80,327
	San-A Co. Ltd.	4,700	166,689
#	San-Ai Oil Co. Ltd.	13,200	107,577
*	Sanden Corp.	3,600	5,962
	Sanei Architecture Planning Co. Ltd.	2,700	37,627
	Sangetsu Corp.	11,000	152,337
	San-In Godo Bank Ltd.	39,100	220,217
#*	Sanix, Inc.	7,600	11,730
	Sanken Electric Co. Ltd.	6,600	287,743
	Sanki Engineering Co. Ltd.	11,700	144,531
	Sanko Gosei Ltd.	4,500	13,984
	Sanko Metal Industrial Co. Ltd.	800	17,517
	Sankyo Frontier Co. Ltd.	1,100	48,726
	Sankyo Seiko Co. Ltd.	8,500	42,100
	Sankyo Tateyama, Inc.	6,600	35,892
	Sankyu, Inc.	12,500	452,222
	Sanoh Industrial Co. Ltd.	8,500	61,267
	Sansei Landic Co. Ltd.	2,000	14,339
	Sansei Technologies, Inc.	2,400	15,520
	Sansha Electric Manufacturing Co. Ltd.	2,800	20,375
	Sanshin Electronics Co. Ltd.	2,600	33,944
	Santen Pharmaceutical Co. Ltd.	22,800	258,875
	Sanwa Holdings Corp.	46,000	498,137
	Sanyei Corp.	500	7,196
	Sanyo Chemical Industries Ltd.	3,100	141,262
	Sanyo Denki Co. Ltd.	2,200	102,578
	Sanyo Electric Railway Co. Ltd.	3,200	55,970
	Sanyo Engineering & Construction, Inc.	2,300	13,450

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Sanyo Shokai Ltd.	3,599	$25,950
	Sanyo Special Steel Co. Ltd.	6,500	121,858
	Sanyo Trading Co. Ltd.	4,800	41,591
	Sata Construction Co. Ltd.	3,000	12,233
	Sato Foods Co. Ltd.	300	12,588
	Sato Holdings Corp.	6,600	116,397
	Sato Shoji Corp.	3,600	34,897
	Satori Electric Co. Ltd.	3,200	25,799
	Saxa Holdings, Inc.	1,300	14,698
	SB Technology Corp.	2,100	43,671
	SBI Holdings, Inc.	39,300	1,013,775
*	SBI Insurance Group Co. Ltd.	900	8,543
	SBS Holdings, Inc.	6,000	185,071
#	Scala, Inc.	2,800	16,141
	SCREEN Holdings Co. Ltd.	4,100	411,459
#	Scroll Corp.	9,300	67,047
	SCSK Corp.	17,100	289,357
	SEC Carbon Ltd.	500	22,538
	Seed Co. Ltd.	3,600	16,233
	Segue Group Co. Ltd.	1,800	9,256
	Seibu Electric & Machinery Co. Ltd.	1,200	14,774
*	Seibu Holdings, Inc.	31,700	310,996
	Seika Corp.	2,100	28,369
	Seikagaku Corp.	8,300	67,944
	Seikitokyu Kogyo Co. Ltd.	9,100	64,506
	Seiko Electric Co. Ltd.	700	6,168
	Seiko Epson Corp.	51,000	794,401
	Seiko Holdings Corp.	7,499	140,224
	Seiko PMC Corp.	3,600	20,667
#	Seikoh Giken Co. Ltd.	1,000	14,520
	Seino Holdings Co. Ltd.	32,500	322,447
	Seiren Co. Ltd.	7,900	149,363
	Sekisui Chemical Co. Ltd.	36,300	634,669
#	Sekisui House Ltd.	58,000	1,175,089
	Sekisui Jushi Corp.	5,900	104,235
	Sekisui Kasei Co. Ltd.	7,400	29,885
#	SEMITEC Corp.	300	26,943
	Senko Group Holdings Co. Ltd.	36,100	289,881
	Senshu Electric Co. Ltd.	2,500	133,285
	Senshu Ikeda Holdings, Inc.	61,400	97,096
	Senshukai Co. Ltd.	8,300	27,000
	Septeni Holdings Co. Ltd.	16,900	61,895
	SERAKU Co. Ltd.	600	6,236
	Seria Co. Ltd.	9,800	246,619
	Seven & I Holdings Co. Ltd.	74,100	3,768,625
	Seven Bank Ltd.	146,500	309,616
	SG Holdings Co. Ltd.	28,800	611,374
	Sharp Corp.	22,000	244,554
	Shibaura Electronics Co. Ltd.	2,300	134,231
	Shibaura Machine Co. Ltd.	3,900	112,301
	Shibaura Mechatronics Corp.	1,200	89,116
	Shibusawa Warehouse Co. Ltd.	2,600	48,452
	Shibuya Corp.	3,900	86,469
*	Shidax Corp.	6,100	22,539
*	SHIFT, Inc.	900	149,536
	Shiga Bank Ltd.	10,700	208,473
	Shikibo Ltd.	2,900	23,148
	Shikoku Bank Ltd.	9,300	64,482
	Shikoku Chemicals Corp.	11,400	141,895

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikoku Electric Power Co., Inc.	17,300	$120,260
	Shima Seiki Manufacturing Ltd.	7,600	114,965
	Shimamura Co. Ltd.	4,100	375,134
	Shimano, Inc.	2,600	583,029
	Shimizu Bank Ltd.	3,400	48,348
	Shimizu Corp.	54,500	362,884
	Shimojima Co. Ltd.	2,400	21,449
	Shin Nippon Air Technologies Co. Ltd.	2,800	49,902
	Shin Nippon Biomedical Laboratories Ltd.	5,300	56,672
	Shinagawa Refractories Co. Ltd.	1,600	53,016
*	Shindengen Electric Manufacturing Co. Ltd.	2,200	64,828
	Shin-Etsu Chemical Co. Ltd.	15,900	2,660,218
	Shin-Etsu Polymer Co. Ltd.	10,400	99,659
	Shin-Keisei Electric Railway Co. Ltd.	700	12,244
	Shinki Bus Co. Ltd.	600	16,644
	Shinko Electric Industries Co. Ltd.	8,000	368,146
	Shinko Shoji Co. Ltd.	9,800	76,510
	Shinmaywa Industries Ltd.	15,800	121,376
	Shinnihon Corp.	8,500	55,574
	Shin-Nihon Tatemono Co. Ltd.	3,800	13,812
#	Shinnihonseiyaku Co. Ltd.	1,400	13,237
	Shinoken Group Co. Ltd.	7,200	61,589
	Shinsho Corp.	1,400	43,302
	Shinwa Co. Ltd.	2,600	45,777
	Shinwa Co. Ltd.	1,900	13,698
	Ship Healthcare Holdings, Inc.	15,000	336,673
#	Shizuki Electric Co., Inc.	3,200	14,636
	Shizuoka Bank Ltd.	78,900	619,954
	Shizuoka Gas Co. Ltd.	14,300	124,837
	SHO-BOND Holdings Co. Ltd.	3,300	144,508
#*	Shobunsha Holdings, Inc.	3,000	11,077
	Shoei Co. Ltd.	4,800	184,822
	Shoei Foods Corp.	2,200	76,069
	Shofu, Inc.	2,600	40,671
	Showa Denko KK	46,000	955,593
	Showa Sangyo Co. Ltd.	4,700	110,085
	Showa Shinku Co. Ltd.	700	9,202
	Sigma Koki Co. Ltd.	700	9,640
	SIGMAXYZ Holdings Inc.	2,600	49,616
	Siix Corp.	7,900	90,056
*	Silver Life Co. Ltd.	800	7,274
	Sinanen Holdings Co. Ltd.	2,400	63,305
	Sinfonia Technology Co. Ltd.	6,900	72,707
	Sinko Industries Ltd.	4,500	71,588
	Sintokogio Ltd.	10,000	60,241
	SK Kaken Co. Ltd.	200	65,887
	SK-Electronics Co. Ltd.	2,100	17,181
	SKY Perfect JSAT Holdings, Inc.	38,100	143,397
	Skylark Holdings Co. Ltd.	40,200	525,254
*	Smaregi, Inc.	1,200	18,634
	SMC Corp.	900	501,985
	SMK Corp.	1,100	20,572
	SMS Co. Ltd.	11,100	305,168
#	Snow Peak, Inc.	5,000	102,064
	SNT Corp.	8,200	16,072
	Soda Nikka Co. Ltd.	4,200	30,607
	Sodick Co. Ltd.	13,900	96,946
	Soft99 Corp.	3,800	43,450
	Softbank Corp.	110,300	1,382,706

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SoftBank Group Corp.	158,800	$7,034,767
	Softcreate Holdings Corp.	1,300	41,313
	Software Service, Inc.	600	30,552
	Sohgo Security Services Co. Ltd.	11,900	431,584
	Soken Chemical & Engineering Co. Ltd.	2,200	31,175
	Solasto Corp.	12,000	110,369
	Soliton Systems KK	2,100	23,395
	Solxyz Co. Ltd.	4,200	15,060
	Sompo Holdings, Inc.	27,500	1,286,820
	Sony Group Corp.	67,900	7,595,869
*	Sotetsu Holdings, Inc.	11,500	211,757
	Sotoh Co. Ltd.	2,900	21,095
	Space Co. Ltd.	4,390	33,413
	Sparx Group Co. Ltd.	24,200	55,033
	SPK Corp.	2,200	24,882
	S-Pool, Inc.	13,400	122,168
	Sprix Ltd.	800	10,086
	Square Enix Holdings Co. Ltd.	2,900	142,210
	SRA Holdings	2,600	64,524
*	SRE Holdings Corp.	900	34,902
	ST Corp.	2,000	26,283
	St. Marc Holdings Co. Ltd.	4,900	63,978
	Stanley Electric Co. Ltd.	23,000	537,610
	Star Mica Holdings Co. Ltd.	3,200	38,706
	Star Micronics Co. Ltd.	8,300	105,259
	Starts Corp., Inc.	10,500	228,611
	Starzen Co. Ltd.	4,200	74,102
#	St-Care Holding Corp.	2,700	17,848
	Stella Chemifa Corp.	2,900	63,333
	Step Co. Ltd.	2,300	36,331
	Strike Co. Ltd.	1,700	66,188
	Studio Alice Co. Ltd.	3,800	71,262
	Subaru Corp.	73,300	1,334,159
	Subaru Enterprise Co. Ltd.	400	27,733
	Sugi Holdings Co. Ltd.	6,000	351,988
	Sugimoto & Co. Ltd.	2,600	49,172
	SUMCO Corp.	33,600	619,452
	Sumida Corp.	8,500	74,634
	Suminoe Textile Co. Ltd.	1,500	24,380
	Sumitomo Densetsu Co. Ltd.	4,100	74,735
	Sumitomo Electric Industries Ltd.	81,700	1,083,219
	Sumitomo Forestry Co. Ltd.	31,700	558,097
	Sumitomo Heavy Industries Ltd.	23,300	611,915
	Sumitomo Metal Mining Co. Ltd.	24,900	1,150,123
	Sumitomo Mitsui Construction Co. Ltd.	55,620	210,167
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	81,614
	Sumitomo Mitsui Financial Group, Inc.	49,800	1,793,843
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	1,027,061
*	Sumitomo Precision Products Co. Ltd.	600	9,612
	Sumitomo Realty & Development Co. Ltd.	24,000	742,564
	Sumitomo Riko Co. Ltd.	10,700	54,733
	Sumitomo Rubber Industries Ltd.	44,625	464,357
	Sumitomo Seika Chemicals Co. Ltd.	2,800	75,080
	Sumitomo Warehouse Co. Ltd.	14,500	260,393
	Sun Frontier Fudousan Co. Ltd.	9,900	89,860
	Suncall Corp.	3,600	17,890
	Sundrug Co. Ltd.	15,300	385,283
	Suntory Beverage & Food Ltd.	23,700	910,049
	Sun-Wa Technos Corp.	3,300	37,768

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	SuRaLa Net Co. Ltd.	700	$7,864
	Suruga Bank Ltd.	39,300	169,516
	Suzuken Co. Ltd.	12,150	360,617
	Suzuki Co. Ltd.	4,100	30,794
	Suzuki Motor Corp.	13,300	566,236
	SWCC Showa Holdings Co. Ltd.	5,900	92,805
	Sysmex Corp.	7,900	752,008
	System D, Inc.	1,300	13,146
	System Information Co. Ltd.	4,200	33,314
	System Research Co. Ltd.	1,200	18,331
	System Support, Inc.	900	7,510
#	Systems Engineering Consultants Co. Ltd.	500	9,445
	Systena Corp.	61,200	188,428
	Syuppin Co. Ltd.	3,700	34,198
	T Hasegawa Co. Ltd.	6,900	151,412
	T RAD Co. Ltd.	1,500	35,054
	T&D Holdings, Inc.	44,300	654,679
	T&K Toka Co. Ltd.	6,000	41,689
	Tachibana Eletech Co. Ltd.	4,880	66,305
	Tachikawa Corp.	2,800	25,997
	Tachi-S Co. Ltd.	7,100	74,142
	Tadano Ltd.	26,800	234,411
	Taihei Dengyo Kaisha Ltd.	4,800	113,611
	Taiheiyo Kouhatsu, Inc.	2,400	13,487
	Taiho Kogyo Co. Ltd.	4,700	32,633
	Taikisha Ltd.	6,100	152,542
	Taiko Bank Ltd.	1,900	23,047
#*	Taiko Pharmaceutical Co. Ltd.	5,000	26,264
	Taisei Corp.	19,100	626,118
	Taisei Lamick Co. Ltd.	1,500	35,629
	Taisei Oncho Co. Ltd.	1,100	18,249
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	346,241
	Taiyo Holdings Co. Ltd.	8,400	247,822
	Taiyo Yuden Co. Ltd.	13,500	655,711
#	Takachiho Koheki Co. Ltd.	1,900	25,676
	Takamatsu Construction Group Co. Ltd.	4,400	76,241
	Takamatsu Machinery Co. Ltd.	900	5,654
	Takamiya Co. Ltd.	4,700	16,600
	Takano Co. Ltd.	2,300	13,158
	Takaoka Toko Co. Ltd.	3,000	36,862
#	Takara & Co. Ltd.	3,000	47,241
	Takara Leben Co. Ltd.	27,900	76,025
	Takara Standard Co. Ltd.	9,200	109,530
	Takasago International Corp.	4,200	102,983
	Takasago Thermal Engineering Co. Ltd.	9,400	157,156
	Takashima & Co. Ltd.	600	12,519
	Takashimaya Co. Ltd.	39,500	375,110
	Takasho Co. Ltd.	1,100	6,227
*	Take & Give Needs Co. Ltd.	1,700	14,510
	TAKEBISHI Corp.	2,200	27,723
	Takemoto Yohki Co. Ltd.	2,500	16,367
	Takeuchi Manufacturing Co. Ltd.	8,900	222,452
	Takihyo Co. Ltd.	1,600	19,554
#	Takisawa Machine Tool Co. Ltd.	1,800	18,606
	Takuma Co. Ltd.	8,100	103,587
	Tama Home Co. Ltd.	4,700	95,766
	Tamagawa Holdings Co. Ltd.	1,700	12,648
	Tamron Co. Ltd.	4,300	93,733
	Tamura Corp.	18,000	102,298

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tanabe Engineering Corp.	1,100	$8,577
#	Tanseisha Co. Ltd.	9,100	57,126
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	42,233
	Tayca Corp.	4,200	48,287
	Tbk Co. Ltd.	6,200	21,721
	TBS Holdings, Inc.	9,000	134,599
	TDC Soft, Inc.	2,800	25,662
	TDK Corp.	77,000	2,780,846
	Tear Corp.	1,600	6,063
	TechMatrix Corp.	7,500	106,781
	TECHNO ASSOCIE Co. Ltd.	1,500	15,803
#	Techno Horizon Co. Ltd.	4,200	25,373
	Techno Medica Co. Ltd.	900	12,498
	Techno Ryowa Ltd.	1,600	12,425
	Techno Smart Corp.	2,600	27,722
	Technoflex Corp.	700	6,253
	TechnoPro Holdings, Inc.	17,400	445,129
#	Tecnos Japan, Inc.	1,700	7,112
	Teikoku Electric Manufacturing Co. Ltd.	2,400	27,591
#	Teikoku Sen-I Co. Ltd.	4,600	80,195
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	18,652
	Tekken Corp.	3,300	51,975
#	Temairazu, Inc.	400	14,944
	Tenma Corp.	4,400	96,062
	Teraoka Seisakusho Co. Ltd.	2,100	6,676
	Terasaki Electric Co. Ltd.	800	7,416
	Terilogy Co. Ltd.	2,300	7,202
	Terumo Corp.	13,700	500,102
#	TESEC Corp.	700	11,912
	T-Gaia Corp.	5,300	76,894
	THK Co. Ltd.	14,000	349,814
	Tigers Polymer Corp.	3,500	13,278
	TIS, Inc.	21,000	552,314
	TKC Corp.	4,800	126,135
	Toa Corp.	6,200	43,197
#	Toa Corp.	4,100	86,729
	TOA ROAD Corp.	1,500	65,233
	Toagosei Co. Ltd.	32,400	319,519
	Toba, Inc.	500	11,797
	Tobila Systems, Inc.	1,000	7,457
	Tobishima Corp.	5,970	54,399
	Tobu Railway Co. Ltd.	9,700	227,205
	TOC Co. Ltd.	12,700	79,067
	Tocalo Co. Ltd.	13,600	165,268
	Tochigi Bank Ltd.	29,200	56,694
	Toda Corp.	49,600	320,426
*	Toda Kogyo Corp.	700	20,776
	Toei Animation Co. Ltd.	800	60,625
	Toei Co. Ltd.	700	103,921
	Toell Co. Ltd.	1,900	14,377
	Toenec Corp.	2,000	55,439
	Togami Electric Manufacturing Co. Ltd.	1,000	15,116
	Toho Bank Ltd.	57,400	106,775
	Toho Co. Ltd.	2,200	85,223
#*	Toho Co. Ltd.	2,500	23,520
	Toho Gas Co. Ltd.	6,800	185,849
	Toho Holdings Co. Ltd.	13,300	207,959
	Toho Titanium Co. Ltd.	6,500	50,574
	Toho Zinc Co. Ltd.	3,500	72,669

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tohoku Bank Ltd.	1,800	$15,909
	Tohoku Steel Co. Ltd.	900	13,675
	Tohokushinsha Film Corp.	5,700	31,316
	Tokai Carbon Co. Ltd.	44,400	460,502
	Tokai Corp.	4,900	76,990
	TOKAI Holdings Corp.	28,600	219,141
	Tokai Lease Co. Ltd.	1,100	15,200
	Tokai Rika Co. Ltd.	15,300	199,320
	Tokai Tokyo Financial Holdings, Inc.	55,700	196,068
	Token Corp.	1,910	154,714
	Tokio Marine Holdings, Inc.	29,200	1,742,471
	Tokushu Tokai Paper Co. Ltd.	2,300	82,897
*	Tokyo Base Co. Ltd.	1,800	7,113
	Tokyo Century Corp.	7,800	384,925
	Tokyo Electron Device Ltd.	1,800	86,757
	Tokyo Electron Ltd.	6,000	2,934,798
	Tokyo Energy & Systems, Inc.	7,100	57,781
	Tokyo Gas Co. Ltd.	20,600	415,950
	Tokyo Individualized Educational Institute, Inc.	7,600	39,600
	Tokyo Keiki, Inc.	2,000	17,636
	Tokyo Kiraboshi Financial Group, Inc.	7,022	96,239
	Tokyo Ohka Kogyo Co. Ltd.	3,000	177,710
	Tokyo Printing Ink Manufacturing Co. Ltd.	300	6,004
#	Tokyo Rakutenchi Co. Ltd.	900	30,126
	Tokyo Sangyo Co. Ltd.	6,600	41,493
	Tokyo Seimitsu Co. Ltd.	8,700	369,022
	Tokyo Steel Manufacturing Co. Ltd.	23,900	228,821
	Tokyo Tatemono Co. Ltd.	41,200	614,145
*	Tokyo Theatres Co., Inc.	1,900	20,240
	Tokyu Construction Co. Ltd.	28,040	172,132
	Tokyu Corp.	24,800	329,538
	Tokyu Fudosan Holdings Corp.	135,243	740,885
	Tokyu Recreation Co. Ltd.	600	25,221
	Toli Corp.	10,700	20,078
	Tomato Bank Ltd.	2,600	24,061
	Tomoe Corp.	5,400	23,150
	Tomoe Engineering Co. Ltd.	2,000	37,144
*	Tomoegawa Co. Ltd.	1,200	8,587
	Tomoku Co. Ltd.	3,500	53,059
	TOMONY Holdings, Inc.	38,500	109,176
	Tomy Co. Ltd.	26,400	257,733
	Tonami Holdings Co. Ltd.	1,300	42,292
	Topcon Corp.	24,400	331,173
	Toppan, Inc.	23,300	443,213
	Topre Corp.	11,400	119,040
	Toray Industries, Inc.	152,700	965,035
	Torex Semiconductor Ltd.	1,600	37,486
	Toridoll Holdings Corp.	11,600	233,563
#	Torigoe Co. Ltd.	4,100	23,305
	Torii Pharmaceutical Co. Ltd.	3,700	92,008
	Torishima Pump Manufacturing Co. Ltd.	4,500	36,333
	Tosei Corp.	8,900	81,485
	Toshiba Corp.	8,600	356,126
	Toshiba TEC Corp.	7,600	286,362
	Tosoh Corp.	51,700	808,924
	Totech Corp.	2,100	44,560
	Totetsu Kogyo Co. Ltd.	8,100	172,853
	TOTO Ltd.	10,499	451,882
	Totoku Electric Co. Ltd.	500	12,438

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tottori Bank Ltd.	2,400	$24,658
	Toukei Computer Co. Ltd.	700	28,750
	Tow Co. Ltd.	10,200	26,705
	Towa Bank Ltd.	9,200	42,391
	Towa Corp.	5,200	117,610
	Towa Pharmaceutical Co. Ltd.	8,100	198,673
	Toyo Construction Co. Ltd.	24,800	123,624
	Toyo Corp.	5,600	51,098
	Toyo Denki Seizo KK	1,200	10,298
#*	Toyo Engineering Corp.	7,500	43,212
	Toyo Gosei Co. Ltd.	1,400	149,499
	Toyo Ink SC Holdings Co. Ltd.	10,400	172,590
	Toyo Kanetsu KK	2,200	47,933
#	Toyo Logistics Co. Ltd.	6,300	17,286
	Toyo Machinery & Metal Co. Ltd.	4,900	24,815
	Toyo Securities Co. Ltd.	14,000	18,493
	Toyo Seikan Group Holdings Ltd.	25,200	306,957
	Toyo Suisan Kaisha Ltd.	15,800	647,370
	Toyo Tanso Co. Ltd.	3,500	89,994
	Toyo Tire Corp.	28,500	402,967
#	Toyo Wharf & Warehouse Co. Ltd.	1,500	18,695
	Toyobo Co. Ltd.	28,900	325,242
	Toyoda Gosei Co. Ltd.	14,400	302,646
	Toyota Boshoku Corp.	16,900	299,560
	Toyota Industries Corp.	5,600	436,848
	TPR Co. Ltd.	6,600	83,629
	Traders Holdings Co. Ltd.	5,540	19,419
	Trancom Co. Ltd.	2,400	170,415
	Trans Genic, Inc.	2,000	7,312
	Transaction Co. Ltd.	3,200	31,281
	Transcosmos, Inc.	6,900	175,855
	TRE Holdings Corp.	8,680	109,545
*	Trend Micro, Inc.	11,100	588,884
	Tri Chemical Laboratories, Inc.	2,700	73,058
	Trinity Industrial Corp.	2,000	13,836
	Trusco Nakayama Corp.	7,400	157,486
	TS Tech Co. Ltd.	23,800	313,600
*	TSI Holdings Co. Ltd.	13,100	35,904
	Tsubaki Nakashima Co. Ltd.	14,500	179,674
	Tsubakimoto Chain Co.	7,100	198,835
	Tsubakimoto Kogyo Co. Ltd.	1,200	44,882
*	Tsudakoma Corp.	1,200	6,098
#	Tsugami Corp.	10,600	123,038
#*	Tsukada Global Holdings, Inc.	5,000	11,945
	Tsukishima Kikai Co. Ltd.	6,600	62,883
#	Tsukuba Bank Ltd.	28,700	46,963
	Tsumura & Co.	11,400	323,334
	Tsuruha Holdings, Inc.	1,800	144,980
	Tsurumi Manufacturing Co. Ltd.	4,800	71,263
	Tsutsumi Jewelry Co. Ltd.	1,500	23,569
	Tsuzuki Denki Co. Ltd.	1,700	24,600
	TV Asahi Holdings Corp.	6,600	85,839
	Tv Tokyo Holdings Corp.	2,500	43,237
	Twinbird Corp.	1,200	6,600
	TYK Corp.	5,500	14,551
*	UACJ Corp.	10,100	232,499
	Ubicom Holdings, Inc.	1,100	21,031
	Uchida Yoko Co. Ltd.	2,300	91,068
	Ueki Corp.	400	4,967

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ULS Group, Inc.	400	$12,907
	Ulvac, Inc.	5,500	279,849
	Unicharm Corp.	10,700	413,485
	Uniden Holdings Corp.	1,300	38,412
	Union Tool Co.	1,200	38,891
	Unipres Corp.	11,700	81,846
#	United Super Markets Holdings, Inc.	19,400	176,885
	UNITED, Inc.	2,400	40,195
*	Unitika Ltd.	18,800	50,514
#	Univance Corp.	3,800	29,996
	UPR Corp.	400	8,308
	Urbanet Corp. Co. Ltd.	3,300	8,368
	Usen-Next Holdings Co. Ltd.	2,700	56,802
	User Local, Inc.	1,200	15,198
	Ushio, Inc.	17,000	264,187
	USS Co. Ltd.	21,300	347,631
	UT Group Co. Ltd.	6,000	171,928
*	Uzabase, Inc.	3,700	34,983
	V Technology Co. Ltd.	2,900	88,309
	Valor Holdings Co. Ltd.	12,400	238,355
	Valqua Ltd.	4,800	106,776
	Value HR Co. Ltd.	1,400	29,452
	ValueCommerce Co. Ltd.	3,400	104,830
	Valuence Holdings, Inc.	1,100	12,347
#	V-Cube, Inc.	4,000	27,145
#	Vector, Inc.	6,200	52,663
	Vega Corp. Co. Ltd.	700	4,215
	Vertex Corp.	2,060	53,785
*	Village Vanguard Co. Ltd.	1,200	10,406
	VINX Corp.	1,100	7,973
*	VisasQ, Inc.	500	18,089
	Vital KSK Holdings, Inc.	11,600	78,443
	VT Holdings Co. Ltd.	25,500	99,005
	Wacoal Holdings Corp.	11,300	207,303
	Wacom Co. Ltd.	38,100	276,749
	Wakachiku Construction Co. Ltd.	3,700	54,018
*	Wakamoto Pharmaceutical Co. Ltd.	4,500	11,689
	Wakita & Co. Ltd.	11,200	98,823
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	64,520
	Waseda Academy Co. Ltd.	2,000	18,282
	Watahan & Co. Ltd.	3,100	34,357
#	Watts Co. Ltd.	3,400	19,936
	WDB Holdings Co. Ltd.	1,900	44,765
	Wealth Management, Inc./ Tokyo	500	11,098
	Weathernews, Inc.	900	61,358
	Welbe, Inc.	2,000	21,203
	Welcia Holdings Co. Ltd.	8,060	217,683
	Wellnet Corp.	2,900	10,880
	West Holdings Corp.	5,057	151,946
	Will Group, Inc.	3,100	33,377
	WIN-Partners Co. Ltd.	1,900	16,266
#	Wood One Co. Ltd.	1,900	16,477
#	Workman Co. Ltd.	3,100	136,902
*	World Co. Ltd.	5,800	58,248
	World Holdings Co. Ltd.	2,600	52,520
	Wow World, Inc.	1,100	13,442
	Wowow, Inc.	1,700	24,563
*	Writeup Co. Ltd.	800	16,273
	Xebio Holdings Co. Ltd.	6,300	49,380

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAC Holdings Co. Ltd.	1,700	$16,784
	Yachiyo Industry Co. Ltd.	1,500	7,450
	Yagi & Co. Ltd.	800	9,370
	Yahagi Construction Co. Ltd.	6,700	44,612
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	13,597
	Yakult Honsha Co. Ltd.	4,600	233,227
	YAKUODO Holdings Co. Ltd.	3,000	60,834
	YAMABIKO Corp.	11,400	103,968
	YAMADA Consulting Group Co. Ltd.	2,400	22,890
	Yamada Holdings Co. Ltd.	153,600	518,379
	Yamagata Bank Ltd.	7,399	61,346
	Yamaguchi Financial Group, Inc.	54,000	335,069
	Yamaha Corp.	4,500	204,998
	Yamaha Motor Co. Ltd.	46,500	1,107,328
	Yamaichi Electronics Co. Ltd.	5,300	95,846
#	YA-MAN Ltd.	7,400	58,680
	Yamanashi Chuo Bank Ltd.	7,300	59,409
	Yamatane Corp.	2,600	36,712
	Yamato Corp.	4,700	28,591
	Yamato Holdings Co. Ltd.	46,100	981,664
	Yamato International, Inc.	3,200	8,028
	Yamato Kogyo Co. Ltd.	11,100	341,533
#	Yamaura Corp.	2,200	18,676
	Yamazaki Baking Co. Ltd.	27,100	387,472
	Yamazawa Co. Ltd.	900	12,609
	Yamazen Corp.	15,300	133,107
	Yaoko Co. Ltd.	4,000	231,259
	Yashima Denki Co. Ltd.	4,900	40,691
	Yaskawa Electric Corp.	13,000	544,315
	Yasuda Logistics Corp.	4,800	40,177
	Yasunaga Corp.	2,300	17,329
	YE DIGITAL Corp.	2,200	8,168
	Yellow Hat Ltd.	8,100	112,306
	Yodogawa Steel Works Ltd.	5,700	121,437
	Yokogawa Bridge Holdings Corp.	11,400	212,953
	Yokogawa Electric Corp.	16,300	267,083
	Yokohama Rubber Co. Ltd.	36,400	530,661
	Yokorei Co. Ltd.	12,100	89,916
	Yokowo Co. Ltd.	5,400	124,047
	Yondenko Corp.	2,200	31,784
#	Yondoshi Holdings, Inc.	3,700	56,560
	Yorozu Corp.	5,900	49,608
	Yoshinoya Holdings Co. Ltd.	3,400	70,258
	Yotai Refractories Co. Ltd.	4,900	53,305
	Yuasa Trading Co. Ltd.	4,400	111,350
	Yuken Kogyo Co. Ltd.	700	10,498
	Yukiguni Maitake Co. Ltd.	3,400	34,516
	Yurtec Corp.	10,600	63,197
	Yushin Precision Equipment Co. Ltd.	4,600	28,172
	Yushiro Chemical Industry Co. Ltd.	2,000	19,204
	Yutaka Giken Co. Ltd.	200	3,116
	Z Holdings Corp.	34,000	172,675
	Zaoh Co. Ltd.	800	12,827
	Zenitaka Corp.	600	20,877
	Zenkoku Hosho Co. Ltd.	11,400	510,243
	Zenrin Co. Ltd.	6,800	57,107
	Zensho Holdings Co. Ltd.	11,500	276,879
	Zeon Corp.	32,100	372,490
	ZERIA Pharmaceutical Co. Ltd.	1,600	26,756

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ZIGExN Co. Ltd.	8,000	$20,131
	ZOZO, Inc.	12,500	333,093
	Zuiko Corp.	4,100	28,162
TOTAL JAPAN			342,725,675
NETHERLANDS — (4.1%)
	Aalberts NV	27,975	1,710,115
Ω	ABN AMRO Bank NV	75,198	1,206,857
*	Accell Group NV	6,774	440,857
*Ω	Adyen NV	356	724,423
	Aegon NV	228,500	1,289,081
#	Aegon NV	88,095	499,499
*	AFC Ajax NV	808	13,075
	Akzo Nobel NV	16,307	1,687,922
*Ω	Alfen Beheer BV	2,479	184,863
	AMG Advanced Metallurgical Group NV	6,267	215,681
*	Amsterdam Commodities NV	4,113	117,922
	APERAM SA	14,120	795,656
	Arcadis NV	19,869	869,767
	ASM International NV	4,037	1,387,034
	ASML Holding NV	2,461	1,666,822
	ASML Holding NV	18,502	12,529,480
	ASR Nederland NV	39,201	1,822,674
*Ω	Basic-Fit NV	7,770	370,686
	BE Semiconductor Industries NV	19,648	1,647,452
#*	Beter Bed Holding NV	3,857	20,850
	Boskalis Westminster	22,634	640,766
	Brunel International NV	4,547	55,873
	Coca-Cola Europacific Partners PLC	18,386	1,056,810
	Corbion NV	13,805	576,407
Ω	Flow Traders	13,664	529,962
	ForFarmers NV	11,164	50,783
*	Fugro NV	22,130	176,961
	Heijmans NV	6,950	111,967
*	Hunter Douglas NV	1,198	232,741
	IMCD NV	10,960	1,885,338
	ING Groep NV	157,316	2,326,562
*Ω	Intertrust NV	22,243	483,529
	JDE Peet's NV	5,103	152,805
	Kendrion NV	4,341	100,315
	Koninklijke Ahold Delhaize NV	110,783	3,592,085
*	Koninklijke BAM Groep NV	84,466	282,029
	Koninklijke DSM NV	7,310	1,370,336
	Koninklijke KPN NV	910,562	3,003,495
	Koninklijke Philips NV	16,910	562,482
	Koninklijke Philips NV	29,550	983,438
	Koninklijke Vopak NV	15,376	527,564
	Nedap NV	1,644	114,569
#	NN Group NV	26,989	1,510,362
	Ordina NV	25,878	129,681
	PostNL NV	96,378	412,856
	Prosus NV	18,826	1,566,245
	Randstad NV	27,858	1,812,265
	SIF Holding NV	1,299	15,610
Ω	Signify NV	41,372	2,191,430
*	Sligro Food Group NV	7,241	184,722
	Stellantis NV	198,733	3,837,579
	TKH Group NV	11,860	684,369
*	TomTom NV	17,116	163,570

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Universal Music Group NV	19,067	$470,748
	Van Lanschot Kempen NV	4,552	114,670
	Wolters Kluwer NV	40,478	4,119,793
TOTAL NETHERLANDS			65,231,433
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	48,269	177,992
*	Air New Zealand Ltd.	138,208	131,099
	Arvida Group Ltd.	139,054	155,615
*	Auckland International Airport Ltd.	46,633	221,361
	Briscoe Group Ltd.	7,212	28,211
	Chorus Ltd.	108,198	495,458
	Comvita Ltd.	3,438	7,631
	Contact Energy Ltd.	29,351	152,148
	EBOS Group Ltd.	11,603	298,286
#*	Eroad Ltd.	3,923	11,864
	Fisher & Paykel Healthcare Corp. Ltd.	20,509	377,335
	Fletcher Building Ltd.	83,592	355,523
	Fonterra Co-operative Group Ltd.	11,157	25,786
	Freightways Ltd.	28,554	227,369
#*	Gentrack Group Ltd.	5,468	6,501
	Hallenstein Glasson Holdings Ltd.	9,781	40,199
	Heartland Group Holdings Ltd.	110,310	171,769
	Infratil Ltd.	80,761	403,047
	Investore Property Ltd.	32,045	38,470
	Kathmandu Holdings Ltd.	154,764	143,158
	Mainfreight Ltd.	9,163	505,633
	Mercury NZ Ltd.	20,186	74,214
	Meridian Energy Ltd.	29,394	84,730
#	Napier Port Holdings Ltd.	14,915	29,543
#*	NEW Zealand King Salmon Investments Ltd.	12,378	9,873
*	New Zealand Refining Co. Ltd.	52,639	32,979
	NZME Ltd.	18,597	15,572
#	NZX Ltd.	74,859	86,886
	Oceania Healthcare Ltd.	137,453	107,169
*	Pacific Edge Ltd.	28,042	20,034
	PGG Wrightson Ltd.	9,143	32,395
	Port of Tauranga Ltd.	20,843	88,566
*	Pushpay Holdings Ltd.	87,615	62,865
*	Rakon Ltd.	16,169	19,763
*	Restaurant Brands New Zealand Ltd.	7,836	74,806
#	Ryman Healthcare Ltd.	13,888	90,811
#*	Sanford Ltd.	19,210	58,170
	Scales Corp. Ltd.	27,860	88,321
*	Serko Ltd.	6,176	21,542
	Skellerup Holdings Ltd.	28,994	112,661
*	SKY Network Television Ltd.	33,017	52,498
	Spark New Zealand Ltd.	107,912	308,427
	Summerset Group Holdings Ltd.	49,434	398,451
*	Synlait Milk Ltd.	11,444	23,806
*	Tourism Holdings Ltd.	42,059	75,561
	TOWER Ltd.	132,447	59,264
#	Trustpower Ltd.	7,314	33,926
#	Turners Automotive Group Ltd.	11,796	32,855
	Vector Ltd.	17,959	45,967
*	Vista Group International Ltd.	27,115	37,317
	Warehouse Group Ltd.	33,331	65,753

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Z Energy Ltd.	111,113	$259,886
TOTAL NEW ZEALAND			6,479,066
NORWAY — (0.8%)
#	2020 Bulkers Ltd.	1,652	20,166
	ABG Sundal Collier Holding ASA	85,449	82,780
*	Adevinta ASA	5,271	55,300
	AF Gruppen ASA	6,191	132,966
*	Akastor ASA	34,023	22,470
	Aker ASA, Class A	391	33,448
	Aker BP ASA	4,418	153,080
*	Aker Solutions ASA	58,187	152,200
	AKVA Group ASA	848	8,518
*	ArcticZymes Technologies ASA	5,679	56,463
	Atea ASA	17,327	293,445
#*	Atlantic Sapphire ASA	2,420	10,046
	Austevoll Seafood ASA	16,620	220,115
#*	Axactor SE	31,466	20,853
	B2Holding ASA	87,665	94,934
	Bakkafrost P/F	2,177	150,079
	Bonheur ASA	5,678	198,790
	Borregaard ASA	24,156	568,154
	Bouvet ASA	13,022	100,303
*Ω	Crayon Group Holding ASA	7,534	145,631
	DNB Bank ASA	46,044	1,095,856
Ω	Elkem ASA	73,820	269,253
Ω	Europris ASA	35,896	268,112
Ω	Fjordkraft Holding ASA	5,255	22,407
	FLEX LNG Ltd.	9,540	188,495
	Gjensidige Forsikring ASA	8,706	212,657
	Golden Ocean Group Ltd.	32,091	292,376
#*	Grieg Seafood ASA	8,136	84,116
*	Hexagon Composites ASA	16,951	52,265
	Hunter Group ASA	35,710	10,720
Ω	Kid ASA	6,349	72,110
	Kitron ASA	26,825	68,622
	Komplett Bank ASA	21,137	15,853
#*	Kongsberg Automotive ASA	228,468	71,940
	Leroy Seafood Group ASA	23,542	196,236
	Medistim ASA	1,671	57,410
	Mowi ASA	19,338	474,633
*	MPC Container Ships AS	50,694	172,118
#Ω	Multiconsult ASA	3,394	54,437
*	Nekkar ASA	20,415	22,784
#*	NEL ASA	38,804	52,686
#*	Nordic Nanovector ASA	4,484	6,888
*	Nordic Semiconductor ASA	8,385	248,447
	Norsk Hydro ASA	88,459	679,835
*Ω	Norske Skog ASA	13,281	70,850
	Norway Royal Salmon ASA	1,219	26,502
*	Norwegian Energy Co. ASA	4,150	75,406
*	NRC Group ASA	12,819	33,320
*	Odfjell Drilling Ltd.	26,164	61,637
	Olav Thon Eiendomsselskap ASA	2,062	44,869
	Orkla ASA	22,876	218,612
*	Otello Corp. ASA	79	238
	Pareto Bank ASA	9,248	65,896
*	PGS ASA	113,148	20,917
*	PhotoCure ASA	1,701	18,099

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	15,499	$206,448
*	Q-Free ASA	16,029	12,972
	Salmar ASA	1,994	135,957
	Sandnes Sparebank	2,270	26,960
*	SATS ASA	4,442	9,864
Ω	Sbanken ASA	22,150	234,274
Ω	Scatec ASA	1,761	26,010
	Schibsted ASA, Class A	3,017	89,377
	Schibsted ASA, Class B	4,057	106,318
*	Self Storage Group ASA	7,358	28,175
	Selvaag Bolig ASA	9,716	57,185
*Ω	Shelf Drilling Ltd.	19,233	15,913
	Sparebank 1 Oestlandet	8,533	141,688
	SpareBank 1 Sorost-Norge	8,339	60,620
	SpareBank 1 SR-Bank ASA	16,681	249,255
	Sparebanken More	814	44,256
	Stolt-Nielsen Ltd.	7,288	131,968
	Storebrand ASA	40,350	430,186
	Subsea 7 SA	45,633	343,081
	Telenor ASA	23,788	393,133
	TGS ASA	28,530	307,196
	Tomra Systems ASA	5,965	298,221
	Treasure ASA	11,954	21,835
	Veidekke ASA	21,799	325,833
*	Wallenius Wilhelmsen ASA	23,768	128,779
	Wilh Wilhelmsen Holding ASA, Class A	3,074	74,750
Ω	XXL ASA	32,541	50,834
	Yara International ASA	5,899	302,901
TOTAL NORWAY			12,100,332
PORTUGAL — (0.3%)
	Altri SGPS SA	17,850	114,166
*	Banco Comercial Portugues SA, Class R	2,181,135	370,650
*	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	4,366	50,211
	CTT-Correios de Portugal SA	26,952	131,666
	EDP - Energias de Portugal SA	142,884	731,439
	EDP Renovaveis SA	20,654	434,177
	Galp Energia SGPS SA	115,334	1,271,705
*	Greenvolt-Energias Renovaveis SA	324	2,194
*	Ibersol SGPS SA	4,023	22,478
	Jeronimo Martins SGPS SA	33,477	804,487
#*	Mota-Engil SGPS SA	24,656	34,989
	Navigator Co. SA	64,102	241,829
	NOS SGPS SA	86,892	342,441
	REN - Redes Energeticas Nacionais SGPS SA	56,809	161,975
	Sonae SGPS SA	248,597	285,638
TOTAL PORTUGAL			5,000,045
SINGAPORE — (0.9%)
	AEM Holdings Ltd.	50,200	168,770
*	Amara Holdings Ltd.	40,200	10,615
	Ascendas India Trust	141,900	136,946
	Avarga Ltd.	33,400	6,671
*	Banyan Tree Holdings Ltd.	72,700	16,963
*††	Best World International Ltd.	53,300	9,974
	Boustead Projects Ltd.	2,700	1,965
	Boustead Singapore Ltd.	79,500	57,114

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates Ltd.	43,600	$161,547
*	Capitaland Investment Ltd.	23,200	59,528
*	Centurion Corp. Ltd.	37,000	8,918
	China Aviation Oil Singapore Corp. Ltd.	71,400	49,508
	China Sunsine Chemical Holdings Ltd.	135,500	46,752
	Chip Eng Seng Corp. Ltd.	104,700	33,458
	Chuan Hup Holdings Ltd.	81,300	13,257
	City Developments Ltd.	32,900	172,823
	ComfortDelGro Corp. Ltd.	304,700	307,665
*	COSCO Shipping International Singapore Co. Ltd.	312,900	58,195
	CSE Global Ltd.	79,800	28,104
	Dairy Farm International Holdings Ltd.	40,600	108,617
	Dasin Retail Trust	26,300	6,129
	DBS Group Holdings Ltd.	78,359	2,058,246
	Del Monte Pacific Ltd.	107,848	30,485
	Delfi Ltd.	70,200	38,072
*††	Ezion Holdings Ltd.	982,352	5,890
#*††	Ezra Holdings Ltd.	190,010	290
	Far East Orchard Ltd.	39,600	32,293
	First Resources Ltd.	102,800	126,097
	Food Empire Holdings Ltd.	42,400	20,935
	Fraser & Neave Ltd.	43,400	44,994
	Frasers Property Ltd.	85,400	70,321
	Frencken Group Ltd.	61,500	75,323
	Fu Yu Corp. Ltd.	102,100	20,443
*	Gallant Venture Ltd.	52,000	4,967
	GK Goh Holdings Ltd.	12,400	10,687
	Golden Agri-Resources Ltd.	1,642,000	300,032
	Great Eastern Holdings Ltd.	8,900	139,229
	GuocoLand Ltd.	70,700	78,150
*	Halcyon Agri Corp. Ltd.	43,213	7,368
	Hanwell Holdings Ltd.	88,400	26,222
	Haw Par Corp. Ltd.	30,300	261,095
	Ho Bee Land Ltd.	39,400	81,824
	Hong Fok Corp. Ltd.	84,400	45,736
	Hong Leong Asia Ltd.	76,800	46,326
	Hong Leong Finance Ltd.	79,500	143,186
	Hongkong Land Holdings Ltd.	45,300	245,341
	Hotel Grand Central Ltd.	29,489	22,554
	Hour Glass Ltd.	49,200	69,109
	HRnetgroup Ltd.	22,900	12,891
	Hutchison Port Holdings Trust	1,405,000	331,871
*††	Hyflux Ltd.	78,700	2,435
	iFAST Corp. Ltd.	26,600	123,520
*	Indofood Agri Resources Ltd.	119,900	27,978
	InnoTek Ltd.	19,500	9,957
	Japfa Ltd.	182,930	83,602
*	K1 Ventures Ltd.	16,400	0
	Keppel Corp. Ltd.	109,700	462,518
	Koufu Group Ltd.	11,600	6,582
	KSH Holdings Ltd.	38,300	9,655
*	Mandarin Oriental International Ltd.	25,100	54,524
	Metro Holdings Ltd.	98,700	55,050
	Micro-Mechanics Holdings Ltd.	10,500	25,798
#*††	Midas Holdings Ltd.	218,800	5,831
*	mm2 Asia Ltd.	203,400	7,880
	NetLink NBN Trust	185,300	133,270
#*	Oceanus Group Ltd.	2,736,300	57,201
	Olam International Ltd.	82,785	103,441

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	130,749	$1,217,046
	Oxley Holdings Ltd.	203,909	27,338
	Pan-United Corp. Ltd.	47,875	12,166
	Propnex Ltd.	7,500	8,975
	Q&M Dental Group Singapore Ltd.	53,640	22,650
	QAF Ltd.	44,382	29,104
*	Raffles Education Corp. Ltd.	133,900	6,756
	Riverstone Holdings Ltd.	83,200	43,462
*	Roxy-Pacific Holdings Ltd.	25,150	8,920
*	SATS Ltd.	14,800	43,044
	SBS Transit Ltd.	11,800	25,466
*	Sembcorp Marine Ltd.	332,800	20,301
	Sheng Siong Group Ltd.	118,500	130,952
*	SIA Engineering Co. Ltd.	20,500	32,637
	SIIC Environment Holdings Ltd.	305,800	54,436
	Sinarmas Land Ltd.	175,900	33,201
	Sing Holdings Ltd.	67,700	18,809
*	Singapore Airlines Ltd.	47,000	175,315
	Singapore Exchange Ltd.	55,400	383,466
	Singapore Land Group Ltd.	18,100	34,926
	Singapore Post Ltd.	342,600	161,667
	Singapore Press Holdings Ltd.	281,100	484,884
	Singapore Telecommunications Ltd.	75,400	137,168
	Stamford Land Corp. Ltd.	122,800	32,864
	StarHub Ltd.	110,600	105,755
	Straits Trading Co. Ltd.	28,000	65,053
*††	Swiber Holdings Ltd.	23,999	362
	Tuan Sing Holdings Ltd.	136,437	44,975
	UMS Holdings Ltd.	110,843	99,520
	United Overseas Bank Ltd.	59,270	1,324,605
	UOB-Kay Hian Holdings Ltd.	71,197	85,349
	UOL Group Ltd.	45,851	248,649
	Valuetronics Holdings Ltd.	117,650	45,849
	Venture Corp. Ltd.	40,700	533,241
	Vicom Ltd.	10,800	16,251
	Wee Hur Holdings Ltd.	81,000	11,729
	Wing Tai Holdings Ltd.	114,900	150,250
	Yangzijiang Shipbuilding Holdings Ltd.	579,300	555,810
TOTAL SINGAPORE			13,415,689
SPAIN — (2.5%)
	Acciona SA	6,672	1,162,162
	Acerinox SA	41,065	523,301
#	ACS Actividades de Construccion y Servicios SA	46,477	1,173,386
Ω	Aedas Homes SA	2,448	66,661
*Ω	Aena SME SA	1,403	226,700
	Alantra Partners SA	3,441	59,107
	Almirall SA	4,498	57,895
*	Amadeus IT Group SA	6,481	445,635
*	Amper SA	166,633	36,328
	Applus Services SA	41,191	362,973
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	102,711
	Azkoyen SA	1,900	11,023
	Banco Bilbao Vizcaya Argentaria SA	400,612	2,557,759
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2,264	14,444
*	Banco de Sabadell SA	1,561,413	1,214,394
	Banco Santander SA	1,072,707	3,761,556
	Bankinter SA	130,372	764,529
	CaixaBank SA	445,766	1,434,199

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Cellnex Telecom SA	8,451	$383,216
	CIE Automotive SA	10,325	299,911
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	214,026
	Ebro Foods SA	15,660	290,201
*	eDreams ODIGEO SA	7,637	67,098
	Elecnor SA	9,837	110,440
#	Enagas SA	65,059	1,406,709
*	Ence Energia y Celulosa SA	24,877	66,743
	Endesa SA	32,513	727,920
*	Ercros SA	32,968	108,578
	Faes Farma SA	102,100	393,571
	Ferrovial SA	24,534	681,765
	Fluidra SA	10,996	350,136
	Fomento de Construcciones y Contratas SA	17,198	207,210
Ω	Gestamp Automocion SA	49,617	223,531
Ω	Global Dominion Access SA	32,538	160,722
	Grifols SA	39,376	694,369
	Grupo Catalana Occidente SA	8,262	278,643
#	Grupo Empresarial San Jose SA	5,655	30,312
*	Grupo Ezentis SA	9,294	1,910
	Iberdrola SA	416,345	4,773,421
	Iberdrola SA	6,939	79,204
	Iberpapel Gestion SA	1,805	35,805
*	Indra Sistemas SA	41,709	424,982
	Industria de Diseno Textil SA	49,633	1,505,339
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	270,484
	Mapfre SA	288,404	626,353
*	Mediaset Espana Comunicacion SA	58,553	274,173
*	Melia Hotels International SA	28,859	218,699
Ω	Metrovacesa SA	7,538	55,781
Ω	Neinor Homes SA	3,262	39,711
*	Obrascon Huarte Lain SA	37,163	36,293
	Pharma Mar SA	1,866	117,454
	Prim SA	748	12,235
*	Promotora de Informaciones SA, Class A	63,603	44,450
Ω	Prosegur Cash SA	38,315	28,107
	Prosegur Cia de Seguridad SA	67,550	168,284
*	Realia Business SA	45,114	40,603
	Red Electrica Corp. SA	42,373	854,164
	Repsol SA	203,917	2,591,296
	Sacyr SA	114,539	286,328
*	Solaria Energia y Medio Ambiente SA	11,401	199,229
*Ω	Talgo SA	3,146	16,745
*	Tecnicas Reunidas SA	2,606	23,367
	Telefonica SA, Sponsored ADR	2,592	11,975
#	Telefonica SA	982,279	4,578,961
Ω	Unicaja Banco SA	437,261	448,228
	Vidrala SA	5,198	441,638
	Viscofan SA	10,667	646,825
*	Vocento SA	7,738	8,073
	Zardoya Otis SA	25,889	205,293
TOTAL SPAIN			39,735,274
SWEDEN — (3.9%)
	AAK AB	14,484	271,305
Ω	AcadeMedia AB	26,351	152,978
	AddLife AB, Class B	15,881	456,911
	AddNode Group AB	4,243	164,326
	AddTech AB, Class B	39,452	729,817

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AFRY AB	16,575	$371,749
	Alfa Laval AB	6,545	221,098
Ω	Alimak Group AB	8,324	95,255
	Alligo AB, Class B	4,954	104,307
Ω	Ambea AB	16,818	93,770
*	Annehem Fastigheter AB, Class B	11,599	43,691
*	AQ Group AB	1,393	45,266
*	Arise AB	7,144	36,619
	Arjo AB, Class B	44,131	441,042
	Assa Abloy AB, Class B	20,019	548,162
	Atlas Copco AB, Class A	28,314	1,675,793
	Atlas Copco AB, Class B	16,150	825,956
	Atrium Ljungberg AB, Class B	5,609	121,402
*Ω	Attendo AB	23,033	81,178
	Avanza Bank Holding AB	15,409	487,518
	Axfood AB	9,517	242,431
	Beijer Alma AB	8,702	221,135
*	Beijer Electronics Group AB	6,458	43,133
#	Beijer Ref AB, Class B	26,757	467,016
	Bergman & Beving AB	6,396	91,421
	Besqab AB	1,035	20,379
*	BHG Group AB	9,693	92,912
	Bilia AB, Class A	24,321	365,010
	BillerudKorsnas AB	38,846	617,651
	BioGaia AB, Class B	3,627	197,194
	Biotage AB	9,944	203,044
	Bjorn Borg AB	2,078	10,084
	Boliden AB	56,696	2,295,765
	Bonava AB, Class B	21,002	181,760
#*Ω	Boozt AB	7,069	132,867
	Boule Diagnostics AB	1,384	7,446
Ω	Bravida Holding AB	36,372	435,208
	Bufab AB	8,811	332,290
#	Bulten AB	2,966	30,281
	Bure Equity AB	14,915	514,631
	Byggmax Group AB	23,143	182,234
*	Careium AB	5,800	17,105
	Castellum AB	11,249	264,956
	Catella AB	14,868	65,863
	Catena AB	3,861	219,165
#*	Catena Media PLC	11,312	66,274
*	Cavotec SA	8,277	16,027
	Cellavision AB	2,213	72,224
	Clas Ohlson AB, Class B	9,411	114,056
	Cloetta AB, Class B	60,701	160,648
*	Collector AB	13,334	52,292
	Concentric AB	9,782	276,828
Ω	Coor Service Management Holding AB	24,001	203,854
#	Corem Property Group AB, Class B	101,607	291,642
	Dios Fastigheter AB	16,550	184,237
Ω	Dometic Group AB	52,417	580,640
*	Doro AB	5,800	17,618
*	Duni AB	9,006	101,797
#Ω	Dustin Group AB	14,325	147,099
	Eastnine AB	4,136	59,919
	Elanders AB, Class B	3,364	59,182
	Electrolux AB, Class B	41,667	866,973
*	Electrolux Professional AB, Class B	32,630	227,865
	Elekta AB, Class B	28,835	295,103

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Eltel AB	14,557	$22,826
*	Enea AB	4,184	109,638
	Epiroc AB, Class A	19,181	409,306
	Epiroc AB, Class B	12,568	227,466
	Essity AB, Class A	1,265	35,376
	Essity AB, Class B	22,788	642,402
	Fabege AB	12,630	188,438
	Fagerhult AB	17,537	109,332
*	Fastighets AB Balder, Class B	3,930	260,358
	Fastighets AB Trianon	792	17,521
	FastPartner AB, Class A	5,997	69,738
	FastPartner AB, Class D	1,294	11,166
	Fenix Outdoor International AG	636	80,799
	Ferronordic AB	1,931	55,505
	FormPipe Software AB	5,055	21,551
#	G5 Entertainment AB	987	32,958
	GARO AB	4,320	80,683
	Getinge AB, Class B	18,404	719,515
	GHP Specialty Care AB	3,597	9,345
	Granges AB	34,122	423,187
	H & M Hennes & Mauritz AB, Class B	51,253	1,020,491
*	Haldex AB	12,876	70,488
	Heba Fastighets AB, Class B	1,986	31,953
	Hexagon AB, Class B	23,108	311,682
	Hexatronic Group AB	5,363	217,461
	Hexpol AB	57,692	688,365
	HMS Networks AB	4,632	242,251
*Ω	Hoist Finance AB	27,505	84,483
	Holmen AB, Class B	8,874	431,007
	Hufvudstaden AB, Class A	9,746	139,191
*	Humana AB	10,256	70,772
	Husqvarna AB, Class A	6,161	86,068
#	Husqvarna AB, Class B	64,594	898,113
	Industrivarden AB, Class A	995	31,454
	Indutrade AB	26,447	657,943
	Instalco AB	35,030	254,644
*	International Petroleum Corp.	38,876	254,194
	Intrum AB	14,527	437,343
	INVISIO AB	1,461	18,785
	Inwido AB	16,779	293,619
*	ITAB Shop Concept AB	2,085	2,996
	JM AB	16,712	632,988
	Kabe Group AB, Class B	405	11,233
	Karnov Group AB	5,534	34,584
*	Karo Pharma AB	9,994	64,139
*	K-fast Holding AB	4,792	35,958
	KNOW IT AB	5,488	200,454
	Lagercrantz Group AB, Class B	43,403	491,259
	Lifco AB, Class B	14,622	342,743
	Lime Technologies AB	925	29,175
	Lindab International AB	19,129	555,339
	Loomis AB	24,632	632,485
*	Maha Energy AB	6,393	8,690
*	Medcap AB	456	7,936
	Medicover AB, Class B	4,476	132,646
*	Medivir AB, Class B	18,232	16,035
*	Mekonomen AB	10,277	151,697
	Micro Systemation AB, Class B	1,596	8,211
#*	Millicom International Cellular SA	28,287	755,089

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	MIPS AB	5,709	$567,610
*	Modern Times Group MTG AB, Class B	25,722	344,268
Ω	Munters Group AB	23,409	165,333
	Mycronic AB	16,497	337,537
	NCAB Group AB	8,980	69,252
	NCC AB, Class B	22,769	376,412
	Nederman Holding AB	3,964	79,376
*	Nelly Group AB	3,377	10,486
*	Net Insight AB, Class B	65,449	37,847
	New Wave Group AB, Class B	14,821	225,537
	Nibe Industrier AB, Class B	17,880	169,941
	Nobia AB	32,265	176,303
*	Nordic Entertainment Group AB, Class B	5,481	212,205
	Nordic Waterproofing Holding AB	7,292	151,922
*	Note AB	3,503	73,365
	NP3 Fastigheter AB	6,024	187,479
	Nyfosa AB	31,889	496,410
	OEM International AB, Class B	7,964	144,315
*	Pandox AB	22,489	326,951
	Peab AB, Class B	57,999	651,912
	Platzer Fastigheter Holding AB, Class B	8,730	115,482
	Pricer AB, Class B	31,342	81,991
	Proact IT Group AB	11,826	96,081
	Probi AB	444	17,677
*	Qliro AB	3,377	7,408
	Ratos AB, Class B	62,494	328,046
*	RaySearch Laboratories AB	3,756	18,624
#	Rejlers AB	2,036	30,428
Ω	Resurs Holding AB	28,631	117,511
	Rottneros AB	22,228	26,261
	Sagax AB, Class B	10,830	316,130
	Samhallsbyggnadsbolaget i Norden AB	68,347	412,207
	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	22,613
	Sandvik AB	81,317	2,141,444
	Scandi Standard AB	16,388	68,149
#*Ω	Scandic Hotels Group AB	23,840	100,583
	Sectra AB, Class B	24,300	400,264
	Securitas AB, Class B	79,518	960,438
	Semcon AB	4,640	57,343
*	Serneke Group AB	2,408	13,227
*Ω	Sinch AB	3,680	37,834
	Skandinaviska Enskilda Banken AB, Class A	70,104	906,223
	Skandinaviska Enskilda Banken AB, Class C	1,001	13,988
	Skanska AB, Class B	44,046	1,078,372
	SKF AB, Class A	2,490	56,355
	SKF AB, Class B	48,214	1,056,953
	SkiStar AB	4,715	72,601
	Softronic AB, Class B	5,650	15,731
*	Solid Forsakring AB	2,863	16,381
*	SSAB AB,Class A	38,829	229,847
*	SSAB AB,Class B	75,311	392,491
*	Stendorren Fastigheter AB	1,311	35,412
	Svenska Cellulosa AB SCA, Class A	2,328	40,487
	Svenska Cellulosa AB SCA, Class B	52,853	920,363
	Svenska Handelsbanken AB, Class A	63,208	673,643
#	Svenska Handelsbanken AB, Class B	1,480	17,934
	Sweco AB, Class B	20,353	286,114
	Swedbank AB, Class A	35,430	693,656
	Systemair AB	18,232	173,981

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Tele2 AB, Class B	104,805	$1,524,924
	Telefonaktiebolaget LM Ericsson, Class A	6,131	76,068
	Telefonaktiebolaget LM Ericsson, Class B	263,274	3,287,264
#	Telia Co. AB	343,583	1,354,196
	Tethys Oil AB	7,238	52,987
	TF Bank AB	1,358	31,019
Ω	Thule Group AB	11,863	572,585
	Trelleborg AB, Class B	26,473	666,561
	Troax Group AB	7,497	262,638
	VBG Group AB, Class B	3,317	62,024
	Vitec Software Group AB, Class B	3,407	153,276
	Volvo AB, Class A	26,300	601,585
	Volvo AB, Class B	166,280	3,752,344
	Wallenstam AB, Class B	6,097	95,958
	Wihlborgs Fastigheter AB	15,267	315,643
*	XSpray Pharma AB	659	4,552
TOTAL SWEDEN			61,562,834
SWITZERLAND — (5.7%)
	ABB Ltd.	60,836	2,109,292
	Adecco Group AG	32,715	1,558,321
#	Alcon, Inc.	43,397	3,332,022
	Allreal Holding AG	4,218	915,226
	ALSO Holding AG	1,645	462,937
*	ams-OSRAM AG	76,684	1,289,315
*	APG SGA SA	313	64,144
	Arbonia AG	13,910	336,323
*	Aryzta AG	269,813	309,740
*	Ascom Holding AG	7,386	96,723
*	Autoneum Holding AG	854	155,133
	Baloise Holding AG	11,819	2,070,410
	Banque Cantonale de Geneve	572	101,647
	Banque Cantonale Vaudoise	5,550	458,894
	Belimo Holding AG	1,180	651,620
	Bell Food Group AG	632	191,850
	Bellevue Group AG	2,601	118,894
	Berner Kantonalbank AG	1,225	286,514
	BKW AG	3,172	378,407
*	Bobst Group SA	2,261	192,009
	Bossard Holding AG, Class A	2,664	835,228
	Bucher Industries AG	1,940	893,244
	Burckhardt Compression Holding AG	533	252,094
	Burkhalter Holding AG	843	58,425
	Bystronic AG	379	498,119
	Calida Holding AG	1,402	74,834
	Carlo Gavazzi Holding AG	117	35,719
	Cembra Money Bank AG	7,525	517,562
	Cicor Technologies Ltd.	650	38,410
	Cie Financiere Richemont SA, Class A	20,424	2,968,297
	Cie Financiere Tradition SA	562	65,126
#	Clariant AG	60,775	1,288,131
	Coltene Holding AG	1,138	135,600
	Comet Holding AG	424	135,263
*	COSMO Pharmaceuticals NV	1,556	96,467
	Credit Suisse Group AG	71,491	679,551
#	Credit Suisse Group AG, Sponsored ADR	161,723	1,541,221
	Daetwyler Holding AG	965	378,912
	DKSH Holding AG	9,959	798,496
	dormakaba Holding AG	602	344,704

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Dottikon Es Holding AG	350	$87,507
	EFG International AG	26,058	199,587
	Emmi AG	550	617,287
	EMS-Chemie Holding AG	243	245,790
	Energiedienst Holding AG	936	47,247
#*	Evolva Holding SA	22,215	3,265
*	Feintool International Holding AG	721	41,841
*	Flughafen Zurich AG	5,276	976,147
	Forbo Holding AG	269	519,323
	Fundamenta Real Estate AG	999	21,133
Ω	Galenica AG	14,102	995,939
#*	GAM Holding AG	40,315	57,347
	Geberit AG	2,995	2,034,893
	Georg Fischer AG	988	1,444,769
	Givaudan SA	283	1,172,448
	Gurit Holding AG	111	172,658
	Helvetia Holding AG	10,098	1,269,688
	Hiag Immobilien Holding AG	963	98,366
#*	HOCHDORF Holding AG	269	11,850
	Huber & Suhner AG	4,390	399,675
	Hypothekarbank Lenzburg AG	11	50,755
*	Implenia AG	3,739	91,215
*	Ina Invest Holding AG	748	15,164
	Inficon Holding AG	344	420,183
	Interroll Holding AG	152	643,357
	Intershop Holding AG	192	126,808
	Investis Holding SA	821	95,780
	IVF Hartmann Holding AG	71	9,520
	Julius Baer Group Ltd.	44,640	2,917,210
*	Jungfraubahn Holding AG	1,269	194,583
	Kardex Holding AG	3,223	894,621
*	Komax Holding AG	807	248,918
	Kudelski SA	5,386	18,635
	Kuehne + Nagel International AG	4,369	1,233,749
#	Landis+Gyr Group AG	6,063	399,900
	LEM Holding SA	86	215,182
	Liechtensteinische Landesbank AG	3,299	198,921
#	Logitech International SA	13,221	1,105,007
	Luzerner Kantonalbank AG	879	398,147
*Ω	Medacta Group SA	1,385	177,479
*Ω	Medartis Holding AG	726	99,775
*Ω	Medmix AG	5,190	224,567
*	Meier Tobler Group AG	1,442	27,425
	Metall Zug AG, Class B	57	117,496
*	Mikron Holding AG	3,174	24,878
	Mobilezone Holding AG	8,882	138,802
	Mobimo Holding AG	1,782	583,134
	OC Oerlikon Corp. AG	54,611	530,245
	Orell Fuessli AG	122	11,908
	Orior AG	1,425	133,483
	Partners Group Holding AG	1,559	2,173,554
	Peach Property Group AG	388	24,031
	Phoenix Mecano AG	139	59,779
	Plazza AG, Class A	201	73,131
	PSP Swiss Property AG	7,189	871,695
*	Rieter Holding AG	852	172,227
	Romande Energie Holding SA	22	30,952
	Schaffner Holding AG	178	63,508
	Schindler Holding AG	2,960	742,584

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	283	$375,392
*Ω	Sensirion Holding AG	1,809	221,797
	SFS Group AG	4,462	650,997
	SGS SA	486	1,385,864
	SIG Combibloc Group AG	60,601	1,407,997
	Sika AG	7,737	2,706,976
	Softwareone Holding AG	20,021	393,364
	Sonova Holding AG	2,548	907,699
	St Galler Kantonalbank AG	842	406,881
	Straumann Holding AG	614	1,017,449
	Sulzer AG	5,190	496,763
	Swatch Group AG	3,003	876,042
	Swatch Group AG	6,037	338,887
	Swiss Life Holding AG	3,386	2,179,262
	Swiss Prime Site AG	20,850	2,061,574
	Swiss Re AG	26,418	2,878,448
*	Swiss Steel Holding AG	45,807	15,698
	Swisscom AG	5,450	3,115,083
	Swissquote Group Holding SA	2,715	461,866
	Temenos AG	9,672	1,159,332
	Thurgauer Kantonalbank	103	11,792
*	TX Group AG	707	111,602
*	u-blox Holding AG	1,941	138,408
#*	UBS Group AG	148,325	2,767,311
	Valiant Holding AG	4,404	444,793
*	Valora Holding AG	1,458	283,398
	Varia U.S. Properties AG	255	14,075
Ω	VAT Group AG	4,536	1,849,814
	Vaudoise Assurances Holding SA	285	136,634
	Vetropack Holding AG	3,434	199,250
	Vifor Pharma AG	12,110	2,145,250
*	Von Roll Holding AG	5,887	6,900
	Vontobel Holding AG	8,242	683,110
	VP Bank AG, Class A	977	105,490
	VZ Holding AG	3,197	299,668
*	V-ZUG Holding AG	608	75,009
	Walliser Kantonalbank	438	47,945
	Warteck Invest AG	23	59,047
	Ypsomed Holding AG	528	98,693
	Zehnder Group AG	2,871	262,788
	Zug Estates Holding AG, Class B	44	92,778
	Zuger Kantonalbank AG	29	222,421
	Zurich Insurance Group AG	7,207	3,447,167
TOTAL SWITZERLAND			89,250,606
UNITED KINGDOM — (11.8%)
	3i Group PLC	80,500	1,499,216
	4imprint Group PLC	5,275	200,765
	Abrdn Plc	477,928	1,563,008
	Admiral Group PLC	18,768	798,029
	Advanced Medical Solutions Group PLC	15,096	60,163
	AG Barr PLC	18,001	119,774
	Air Partner PLC	9,325	15,475
Ω	Airtel Africa PLC	163,029	337,331
	AJ Bell PLC	47,146	215,000
Ω	Alfa Financial Software Holdings PLC	13,024	29,308
	Alliance Pharma PLC	71,158	104,161
#*	Allied Minds PLC	21,013	5,152
	Antofagasta PLC	54,436	990,264

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	AO World PLC	25,350	$34,463
	Appreciate Group PLC	20,690	7,099
*	Ascential PLC	39,861	190,419
	Ashmore Group PLC	65,852	252,424
	Ashtead Group PLC	36,837	2,634,876
*	ASOS PLC	12,032	360,998
	Associated British Foods PLC	25,230	665,969
*Ω	Aston Martin Lagonda Global Holdings PLC	11,643	188,982
Ω	Auto Trader Group PLC	126,924	1,150,139
Ω	Avast PLC	94,690	782,889
	AVEVA Group PLC	6,119	242,813
	Aviva PLC	339,860	2,006,533
	Avon Protection PLC	5,053	76,866
	B&M European Value Retail SA	164,203	1,257,403
	Balfour Beatty PLC	108,503	371,941
	Bank of Georgia Group PLC	10,615	210,071
#	Barclays PLC, Sponsored ADR	180,589	1,966,614
	Barclays PLC	190,826	511,951
	Barratt Developments PLC	58,354	485,332
*	Beazley PLC	96,059	637,755
	Begbies Traynor Group PLC	16,185	27,035
	Bellway PLC	24,838	955,744
	Berkeley Group Holdings PLC	17,449	995,840
Ω	Biffa PLC	89,535	411,147
	Bloomsbury Publishing PLC	12,754	65,459
	Bodycote PLC	45,134	485,382
*	Boohoo Group PLC	120,777	175,188
	Braemar Shipping Services PLC	6,415	22,978
	Breedon Group PLC	51,332	59,148
	Brewin Dolphin Holdings PLC	71,919	319,327
	Britvic PLC	66,018	810,222
	BT Group PLC	1,778,999	4,711,982
	Bunzl PLC	22,412	839,486
	Burberry Group PLC	40,265	1,021,480
	Burford Capital Ltd.	28,819	262,766
	Bytes Technology Group PLC	34,990	219,307
*	Capita PLC	77,891	33,513
*	Capricorn Energy PLC	108,255	301,820
*	Card Factory PLC	111,232	88,177
	CareTech Holdings PLC	16,883	124,306
*	Carnival PLC	4,034	74,027
*	Cazoo Group Ltd.	11,966	56,719
	Centamin PLC	332,631	400,863
	Central Asia Metals PLC	34,294	103,045
*	CentralNic Group PLC	10,718	18,391
*	Centrica PLC	1,637,543	1,610,137
	Chesnara PLC	26,627	101,470
*	Cineworld Group PLC	152,705	82,044
*	Circassia Group PLC	29,532	16,695
	Clarkson PLC	4,236	188,536
	Clipper Logistics PLC	18,671	169,614
	Close Brothers Group PLC	31,400	545,642
	CLS Holdings PLC	26,474	80,212
Ω	CMC Markets PLC	29,295	91,259
	Coats Group PLC	290,877	257,371
	Coca-Cola HBC AG	15,910	526,949
	Compass Group PLC	33,044	751,007
	Computacenter PLC	19,139	689,195
Ω	ConvaTec Group PLC	173,923	412,915

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Costain Group PLC	29,107	$19,173
*Ω	Countryside Partnerships PLC	82,568	344,353
	Cranswick PLC	12,056	597,436
	Crest Nicholson Holdings PLC	69,001	299,947
	Croda International PLC	9,548	1,031,141
	Currys PLC	305,610	440,770
	CVS Group PLC	9,598	254,942
	DCC PLC	16,786	1,411,426
*	De La Rue PLC	30,988	49,136
	Dechra Pharmaceuticals PLC	4,569	256,636
	Devro PLC	60,589	181,276
	DFS Furniture PLC	59,849	191,874
*	Dignity PLC	9,279	82,902
	Diploma PLC	12,921	484,965
	Direct Line Insurance Group PLC	248,296	1,023,508
	DiscoverIE Group PLC	8,879	102,527
	Domino's Pizza Group PLC	79,866	418,702
	dotdigital group PLC	39,477	78,520
	Drax Group PLC	119,759	975,684
	DS Smith PLC	243,222	1,242,122
	Dunelm Group PLC	26,462	476,879
Ω	DWF Group PLC	22,386	35,051
*	easyJet PLC	43,046	363,674
	EKF Diagnostics Holdings PLC	36,792	31,185
	Electrocomponents PLC	102,162	1,546,817
*	Elementis PLC	121,100	233,675
	EMIS Group PLC	11,715	207,874
	Epwin Group PLC	10,580	14,206
*	Esken Ltd.	63,952	10,782
	Euromoney Institutional Investor PLC	16,204	200,964
	Experian PLC	58,117	2,427,424
*	FD Technologies PLC	1,061	23,140
	FDM Group Holdings PLC	18,226	266,574
	Ferguson PLC	13,617	2,141,828
	Fevertree Drinks PLC	9,726	279,623
*	Firstgroup PLC	112,683	155,187
Ω	Forterra PLC	60,604	217,125
	Foxtons Group PLC	38,161	21,305
*	Frasers Group PLC	52,494	521,444
	Fresnillo PLC	24,934	211,311
*	Frontier Developments PLC	1,493	27,794
*Ω	Funding Circle Holdings PLC	25,584	32,833
	Future PLC	8,762	373,701
	Galliford Try Holdings PLC	23,713	56,312
	Games Workshop Group PLC	7,245	776,792
	Gamma Communications PLC	10,673	224,508
	GB Group PLC	4,098	36,590
	Gem Diamonds Ltd.	29,324	19,074
	Genuit Group PLC	41,592	322,431
	Genus PLC	3,159	163,065
*	Go-Ahead Group PLC	16,062	144,084
	Gooch & Housego PLC	583	7,774
	Grafton Group PLC	46,179	725,870
	Grainger PLC	114,457	466,122
*	Greencore Group PLC	90,910	151,325
	Greggs PLC	42,344	1,535,701
*Ω	Gym Group PLC	18,544	61,737
	H&T Group PLC	5,751	21,767
	Halfords Group PLC	56,734	250,211

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Halma PLC	17,575	$595,681
	Hargreaves Lansdown PLC	25,710	466,784
	Harworth Group PLC	18,284	45,874
	Hays PLC	289,506	564,141
	Headlam Group PLC	14,231	85,300
	Helical PLC	31,554	184,084
*	Helios Towers PLC	83,834	173,302
	Henry Boot PLC	13,470	51,296
	Hill & Smith Holdings PLC	18,338	371,288
	Hilton Food Group PLC	15,339	215,611
	Hiscox Ltd.	53,110	698,094
	Hochschild Mining PLC	81,816	114,649
*	Hollywood Bowl Group PLC	25,460	86,477
	HomeServe PLC	75,411	777,291
*Ω	Hostelworld Group PLC	14,765	15,644
	Howden Joinery Group PLC	145,114	1,600,960
#	HSBC Holdings PLC, Sponsored ADR	160,754	5,718,020
	Hunting PLC	41,131	119,590
*	Hyve Group PLC	40,610	55,731
Ω	Ibstock PLC	81,101	217,322
	IDOX PLC	36,520	33,026
	IG Group Holdings PLC	82,150	904,374
	IMI PLC	92,056	2,056,791
	Impax Asset Management Group PLC	11,768	174,089
	Inchcape PLC	120,952	1,379,240
*	Indivior PLC	210,297	640,229
*	Informa PLC	99,345	751,484
	IntegraFin Holdings PLC	38,980	260,163
*	InterContinental Hotels Group PLC, ADR	6,252	416,621
*	InterContinental Hotels Group PLC	4,909	324,352
	Intermediate Capital Group PLC	35,034	904,782
	International Personal Finance PLC	63,650	107,762
	Intertek Group PLC	12,670	919,468
	Investec PLC	185,265	1,066,884
	iomart Group PLC	2,354	5,202
	IP Group PLC	217,849	286,320
*	ITV PLC	652,915	998,730
*	IWG PLC	205,365	790,965
	J Sainsbury PLC	231,809	910,904
*	James Fisher & Sons PLC	11,386	58,936
	James Halstead PLC	11,948	46,481
	JD Sports Fashion PLC	348,902	894,643
*	JET2 PLC	5,736	102,156
*	John Menzies PLC	17,436	67,531
*	John Wood Group PLC	183,128	551,277
	Johnson Matthey PLC	33,691	889,732
*	Johnson Service Group PLC	59,650	122,104
Ω	JTC PLC	9,073	95,995
	Jupiter Fund Management PLC	110,295	342,175
*Ω	Just Eat Takeaway.com NV	8,420	413,123
*	Just Group PLC	300,655	349,866
	Kainos Group PLC	16,437	337,914
	Keller Group PLC	20,981	240,745
	Keywords Studios PLC	5,519	187,751
*	Kier Group PLC	51,673	68,607
*	Kin & Carta PLC	20,775	64,996
	Kingfisher PLC	267,575	1,199,901
*	Lamprell PLC	41,997	18,773
	Lancashire Holdings Ltd.	52,020	385,146

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group PLC	481,472	$1,882,535
*	Liberty Global PLC, Class A	3,805	103,192
*	Liberty Global PLC, Class C	9,330	252,283
	Liontrust Asset Management PLC	3,835	84,077
	Lloyds Banking Group PLC	3,112,345	2,159,877
	Lloyds Banking Group PLC, ADR	255,098	698,969
	London Stock Exchange Group PLC	7,470	731,440
*	Lookers PLC	75,313	94,955
	LSL Property Services PLC	22,137	118,253
Ω	Luceco PLC	23,776	96,122
	M&G PLC	552,464	1,616,905
	Macfarlane Group PLC	15,064	25,626
	Man Group PLC	368,242	961,968
*	Marks & Spencer Group PLC	447,197	1,323,438
	Marshalls PLC	42,323	402,966
*	McBride PLC	51,771	34,652
	Mears Group PLC	28,866	76,215
	Medica Group PLC	4,556	10,355
*	Meggitt PLC	123,965	1,252,077
	Melrose Industries PLC	464,109	945,397
#	Micro Focus International PLC, Sponsored ADR	27,103	165,057
	Micro Focus International PLC	49,515	304,620
	Midwich Group PLC	5,324	43,605
	MJ Gleeson PLC	4,800	46,463
	Mondi PLC	48,319	1,208,902
	Moneysupermarket.com Group PLC	115,739	295,770
	Morgan Advanced Materials PLC	106,612	461,315
	Morgan Sindall Group PLC	10,265	296,590
	Morses Club PLC	11,128	6,721
	Mortgage Advice Bureau Holdings Ltd.	3,625	63,750
*	Motorpoint group PLC	15,378	62,349
	MP Evans Group PLC	1,424	15,692
*	N Brown Group PLC	54,752	28,757
*	National Express Group PLC	162,124	549,808
	National Grid PLC	6,869	100,515
#	National Grid PLC, Sponsored ADR	17,478	1,279,215
	Natwest Group PLC	200,632	659,433
#	Natwest Group PLC, Sponsored ADR	54,098	357,588
	NCC Group PLC	12,542	32,269
	Next Fifteen Communications Group PLC	9,984	166,602
	Next PLC	10,478	1,067,558
	Ninety One PLC	84,373	296,854
	Norcros PLC	20,097	83,125
	Numis Corp. PLC	16,969	73,498
*	Ocado Group PLC	10,882	221,727
*Ω	On the Beach Group PLC	23,702	92,719
	OSB Group PLC	71,084	528,080
	Oxford Instruments PLC	10,888	322,395
	Pagegroup PLC	113,951	899,151
	Pan African Resources PLC	80,709	19,831
*	Pantheon Resources PLC	13,595	14,709
	Paragon Banking Group PLC	73,269	564,343
*	Parkmead Group PLC	14,605	7,671
	PayPoint PLC	14,868	132,865
	Pearson PLC	91,863	767,005
#	Pearson PLC, Sponsored ADR	33,717	286,595
*	Pendragon PLC	410,508	126,045
	Pennon Group PLC	34,999	512,821
	Persimmon PLC	38,638	1,258,806

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Petrofac Ltd.	47,036	$75,638
#*	Petropavlovsk PLC	646,808	132,119
	Pets at Home Group PLC	102,745	594,934
*	Pharos Energy PLC	70,803	24,348
	Phoenix Group Holdings PLC	71,902	643,696
*	Photo-Me International PLC	91,911	92,763
	Plus500 Ltd.	20,999	416,957
	Polar Capital Holdings PLC	13,522	115,031
	Porvair PLC	6,060	54,856
*	PPHE Hotel Group Ltd.	483	9,394
	Premier Foods PLC	291,640	465,350
*	Provident Financial PLC	51,481	218,320
#	Prudential PLC, ADR	31,292	1,062,676
*	PureTech Health PLC	6,920	25,690
	PZ Cussons PLC	40,997	106,960
Ω	Quilter PLC	268,422	498,437
	Rathbones Group PLC	11,520	290,876
*	Raven Property Group Ltd.	60,364	22,841
	Reach PLC	84,124	296,939
	Redde Northgate PLC	78,175	407,424
	Redrow PLC	49,776	419,342
	RELX PLC, Sponsored ADR	46,174	1,414,299
	RELX PLC	22,194	680,640
	Renew Holdings PLC	935	9,141
*	Renewi PLC	22,215	200,152
	Renishaw PLC	3,207	198,031
	Rentokil Initial PLC	226,679	1,587,373
	Rhi Magnesita NV	3,146	145,089
	RHI Magnesita NV	7,255	334,634
	Ricardo PLC	9,374	58,559
	Rightmove PLC	105,592	930,634
	Rio Tinto PLC	63,476	4,474,126
#	Rio Tinto PLC, Sponsored ADR	64,997	4,640,786
	Robert Walters PLC	12,249	121,460
*	Rolls-Royce Holdings PLC	541,350	848,555
	Rotork PLC	125,868	578,505
	Royal Mail PLC	226,241	1,351,939
	RPS Group PLC	75,774	114,645
	RWS Holdings PLC	17,169	116,794
	S&U PLC	934	33,903
Ω	Sabre Insurance Group PLC	10,955	33,649
*	Saga PLC	26,877	104,327
	Sage Group PLC	80,907	790,621
	Savills PLC	38,477	701,156
	Schroders PLC	10,553	483,864
	Schroders PLC	3,910	113,708
	ScS Group PLC	2,043	6,049
*	Senior PLC	97,428	176,363
	Severfield PLC	56,602	53,886
	Severn Trent PLC	16,944	657,839
*	SIG PLC	149,857	83,491
	Sirius Real Estate Ltd.	128,810	225,147
	Smart Metering Systems PLC	15,309	152,411
#	Smith & Nephew PLC, Sponsored ADR	8,012	271,286
	Smith & Nephew PLC	31,617	537,709
	Smiths Group PLC	58,309	1,229,013
	Smiths News PLC	21,046	9,987
	Softcat PLC	20,150	446,477
*	SolGold PLC	53,128	19,084

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spectris PLC	8,435	$384,920
	Speedy Hire PLC	139,589	108,084
	Spirax-Sarco Engineering PLC	7,791	1,404,372
	Spirent Communications PLC	119,087	397,696
	SSE PLC	200,162	4,306,689
*	SSP Group PLC	78,055	289,607
	St. James's Place PLC	54,960	1,134,508
*	Stagecoach Group PLC	106,849	131,973
	Standard Chartered PLC	214,967	1,565,551
	SThree PLC	31,635	200,872
	Strix Group PLC	8,484	27,857
*	Studio Retail Group PLC	18,658	25,966
	STV Group PLC	5,073	24,158
*	Superdry PLC	9,884	27,851
	Synthomer PLC	70,622	348,659
	Tate & Lyle PLC	126,718	1,212,089
	Tatton Asset Management PLC	2,837	19,056
	Taylor Wimpey PLC	353,314	724,844
	TBC Bank Group PLC	6,478	123,360
*	Ted Baker PLC	28,817	34,262
	Telecom Plus PLC	13,879	281,216
	Tesco PLC	428,627	1,721,654
Ω	TI Fluid Systems PLC	38,893	125,226
	Topps Tiles PLC	62,658	53,674
	TP ICAP Group PLC	124,217	235,479
	Travis Perkins PLC	51,290	1,040,689
	Treatt PLC	969	13,804
*	Tremor International Ltd.	1,896	13,357
	TT Electronics PLC	30,164	95,826
*	TUI AG	15,362	52,948
	Tyman PLC	24,959	126,165
*	ULS Technology PLC	9,667	10,976
	Unilever PLC, Sponsored ADR	109,116	5,607,471
	Unilever PLC	17,669	903,153
	United Utilities Group PLC	43,723	630,742
	Vertu Motors PLC	95,932	85,796
	Vesuvius PLC	51,019	316,181
	Victrex PLC	10,220	284,670
*	Virgin Money UK PLC	328,136	849,356
	Vistry Group PLC	59,582	826,087
	Vitec Group PLC	6,546	113,055
Ω	Vivo Energy PLC	103,420	185,073
	Vodafone Group PLC	3,029,560	5,319,496
	Vodafone Group PLC, Sponsored ADR	5,740	100,507
	Volex PLC	8,917	36,109
	Volution Group PLC	9,901	67,086
	Vp PLC	2,866	37,841
*Ω	Watches of Switzerland Group PLC	22,482	391,670
	Watkin Jones PLC	46,661	167,080
	Weir Group PLC	27,717	652,626
*	WH Smith PLC	10,404	233,419
*	Whitbread PLC	19,200	790,033
	Wickes Group PLC	62,720	173,322
	Wilmington PLC	1,608	5,194
	Wincanton PLC	25,990	135,688
*Ω	Wizz Air Holdings PLC	728	39,903
	WPP PLC	74,658	1,170,676
*	Xaar PLC	15,586	45,432
	XP Power Ltd.	1,423	93,570

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Zotefoams PLC	1,696	$8,272
TOTAL UNITED KINGDOM			185,611,697
UNITED STATES — (0.0%)
#*	Arko Corp.	4,919	40,034
*	Block, Inc.	394	44,965
	Jackson Financial, Inc., Class A	1,563	59,972
TOTAL UNITED STATES			144,971
TOTAL COMMON STOCKS			1,512,247,636
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	7,115	615,776
	Biotest AG	1,499	61,973
	Draegerwerk AG & Co. KGaA	2,600	151,044
	Fuchs Petrolub SE	17,377	750,950
	Henkel AG & Co. KGaA	4,674	382,279
	Jungheinrich AG	16,297	696,882
	Porsche Automobil Holding SE	12,686	1,188,030
	Sixt SE	4,468	403,686
	STO SE & Co. KGaA	686	172,165
	Volkswagen AG	22,043	4,590,944
TOTAL GERMANY			9,013,729
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	295	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	10,722	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,111	48,249
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	4,000	39
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,055	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	155,491	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	110,520	1,636
TOTAL SINGAPORE			1,636
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	46,477	23,277
*	Sacyr SA Rights 02/02/22	114,540	6,306
TOTAL SPAIN			29,583
TOTAL RIGHTS/WARRANTS			79,507
TOTAL INVESTMENT SECURITIES (Cost $1,239,301,651)			1,521,340,872

International Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	4,841,944	$56,016,446
TOTAL INVESTMENTS — (100.0%)
(Cost $1,295,312,071)^^			$1,577,357,318
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,003	$84,913,407	—	$84,924,410
Austria	—	10,910,790	—	10,910,790
Belgium	185,520	16,058,364	—	16,243,884
Canada	169,509,457	265,240	—	169,774,697
China	—	314,187	—	314,187
Denmark	—	25,381,436	—	25,381,436
Finland	704,779	30,549,919	—	31,254,698
France	—	128,162,097	$1,229	128,163,326
Germany	4,882,971	105,376,257	—	110,259,228
Hong Kong	—	38,543,151	21,742	38,564,893
Ireland	4,619,774	9,911,683	—	14,531,457
Israel	1,059,925	17,736,421	—	18,796,346
Italy	837,104	41,033,558	—	41,870,662
Japan	621,275	342,104,400	—	342,725,675
Netherlands	14,012,417	51,219,016	—	65,231,433
New Zealand	—	6,479,066	—	6,479,066
Norway	—	12,100,332	—	12,100,332
Portugal	—	5,000,045	—	5,000,045
Singapore	—	13,390,907	24,782	13,415,689
Spain	26,419	39,708,855	—	39,735,274
Sweden	126,256	61,436,578	—	61,562,834
Switzerland	8,120,921	81,129,685	—	89,250,606
United Kingdom	24,341,179	161,270,518	—	185,611,697
United States	104,937	40,034	—	144,971
Preferred Stocks
Germany	61,973	8,951,756	—	9,013,729
Rights/Warrants
Canada	—	48,249	—	48,249
Hong Kong	—	39	—	39
Singapore	—	1,636	—	1,636
Spain	—	29,583	—	29,583
Securities Lending Collateral	—	56,016,446	—	56,016,446
TOTAL	$229,225,910	$1,348,083,655	$47,753^	$1,577,357,318

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	950,766	$21,915,160
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	736,007	10,826,667
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	289,662	4,596,934
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $33,258,067)		$37,338,761

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $33,921)	33,921	33,921
TOTAL INVESTMENTS — (100.0%) (Cost $33,291,988)^^		$37,372,682
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$37,338,761	—	—	$37,338,761
Temporary Cash Investments	33,921	—	—	33,921
TOTAL	$37,372,682	—	—	$37,372,682

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (2.6%)
	AES Brasil Energia SA	103,259	$229,655
	Aliansce Sonae Shopping Centers SA	45,800	195,530
*	Alliar Medicos A Frente SA	18,837	58,532
*	Alper Consultoria e Corretora de Seguros SA	4,100	26,352
	Alupar Investimento SA	43,839	210,027
*	Americanas SA	84,251	503,116
*	Anima Holding SA	105,123	174,806
	Arezzo Industria e Comercio SA	12,500	192,534
	Atacadao SA	147,897	464,293
#*	Azul SA, ADR	21,123	349,797
	B3 SA - Brasil Bolsa Balcao	903,093	2,486,435
	Banco Bradesco SA, ADR	457,583	1,963,030
	Banco Bradesco SA	261,084	924,348
	Banco BTG Pactual SA	159,564	726,288
	Banco do Brasil SA	124,174	763,738
	Banco Inter SA	40,738	65,594
	Banco Santander Brasil SA	71,620	443,334
	BB Seguridade Participacoes SA	90,895	396,096
*	BK Brasil Operacao e Assessoria a Restaurantes SA	55,400	64,997
*	BR Malls Participacoes SA	288,537	523,269
	BR Properties SA	68,900	93,941
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,470	91,921
#	Braskem SA, Sponsored ADR	30,077	567,553
*	BRF SA	156,051	656,225
*	C&A Modas Ltda	26,264	32,545
	Camil Alimentos SA	40,653	68,443
	CCR SA	357,161	874,389
	Centrais Eletricas Brasileiras SA	56,582	376,034
	Cia Brasileira de Distribuicao	73,733	314,227
	Cia de Locacao das Americas	131,121	647,691
	Cia de Saneamento Basico do Estado de Sao Paulo	70,436	495,563
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	106,524
	Cia de Saneamento de Minas Gerais-COPASA	67,860	168,049
	Cia de Saneamento do Parana	101,409	385,003
	Cia de Saneamento do Parana	86,400	62,968
	Cia Energetica de Minas Gerais	52,960	185,707
	Cia Paranaense de Energia	72,200	86,339
	Cia Paranaense de Energia	14,600	95,929
#	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	1,080,462
	Cielo SA	500,277	216,688
*	Cogna Educacao	510,855	248,207
	Construtora Tenda SA	36,123	108,911
	Cosan SA	100,234	448,685
	CPFL Energia SA	55,400	301,825
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	134,031	441,209
	Dexco SA	113,247	318,834
	Diagnosticos da America SA	8,500	46,645
	Dimed SA Distribuidora da Medicamentos	23,300	60,245
	Direcional Engenharia SA	35,296	91,396
*	EcoRodovias Infraestrutura e Logistica SA	116,887	174,337
	EDP - Energias do Brasil SA	97,712	394,521
	Energisa SA	75,455	620,254
	Engie Brasil Energia SA	50,111	384,083
	Equatorial Energia SA	222,854	963,584
	Eternit SA	18,700	62,227

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Even Construtora e Incorporadora SA	50,000	$69,773
	Ez Tec Empreendimentos e Participacoes SA	50,000	201,315
	Fleury SA	68,960	262,589
	Fras-Le SA	600	1,425
*	Gafisa SA	90,313	34,696
	Gerdau SA, Sponsored ADR	172,595	902,672
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	17,905	11,060
#*	Gol Linhas Aereas Inteligentes SA, ADR	21,034	147,031
	Grendene SA	67,936	116,039
*	Grupo De Moda Soma SA	53,141	145,109
*	Grupo Mateus SA	157,000	180,650
*	Grupo SBF SA	17,600	85,347
	Guararapes Confeccoes SA	48,436	116,208
	Helbor Empreendimentos SA	39,936	32,339
	Industrias Romi SA	26,916	86,170
	Instituto Hermes Pardini SA	18,968	82,086
*	International Meal Co. Alimentacao SA, Class A	88,416	43,624
	Iochpe-Maxion SA	98,700	280,109
*	IRB Brasil Resseguros SA	404,424	249,047
	Itau Unibanco Holding SA	52,262	217,410
	JBS SA	207,749	1,372,839
	JHSF Participacoes SA	136,341	165,095
	JSL SA	9,924	13,344
	Kepler Weber SA	6,872	50,342
	Klabin SA	252,719	1,184,092
	Light SA	120,700	263,898
	Localiza Rent a Car SA	63,424	699,920
	LOG Commercial Properties e Participacoes SA	15,776	84,018
*	Log-in Logistica Intermodal SA	6,649	27,773
	Lojas Renner SA	158,700	840,407
	M Dias Branco SA	30,698	133,716
	Magazine Luiza SA	214,835	283,205
	Mahle-Metal Leve SA	10,837	66,694
	Marcopolo SA	67,500	36,610
	Marfrig Global Foods SA	120,500	510,130
*	Marisa Lojas SA	55,309	37,080
	Marisa Lojas SA	17,167	11,283
	Mills Estruturas e Servicos de Engenharia SA	57,511	69,532
	Minerva SA	111,500	200,318
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,054	37,289
*	Moura Dubeux Engenharia S/A	12,400	15,272
	Movida Participacoes SA	41,151	127,713
	MRV Engenharia e Participacoes SA	133,441	336,989
	Multiplan Empreendimentos Imobiliarios SA	81,600	330,389
*	Natura & Co. Holding SA	102,339	437,486
	Neoenergia SA	58,349	180,648
	Odontoprev SA	95,732	224,993
*	Omega Energia SA	66,853	145,789
	Porto Seguro SA	78,982	294,950
	Portobello SA	21,400	38,003
	Positivo Tecnologia SA	42,900	75,619
	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	15,781
	Qualicorp Consultoria e Corretora de Seguros SA	80,181	277,835
	Raia Drogasil SA	158,705	692,192
*	Rumo SA	265,120	779,866
	Sao Carlos Empreendimentos e Participacoes SA	8,500	63,709
	Sao Martinho SA	93,342	645,823
#	Sendas Distribuidora SA, ADR	6,489	77,544
	Sendas Distribuidora SA	210,205	496,011

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
Ω	Ser Educacional SA	18,385	$40,058
	SIMPAR SA	113,200	235,989
	SLC Agricola SA	42,089	364,449
*	Springs Global Participacoes SA	4,100	4,679
	Sul America SA	150,838	721,510
	Suzano SA	142,054	1,583,698
#	Suzano SA, Sponsored ADR	597	6,679
	SYN prop e tech SA	11,500	15,680
	Tegma Gestao Logistica SA	8,588	24,098
	Telefonica Brasil SA	70,769	662,098
#	Telefonica Brasil SA, ADR	19,463	182,563
*	Terra Santa Propriedades Agricolas SA	6,315	23,416
	TIM SA	275,644	688,838
	TOTVS SA	95,358	522,035
	Transmissora Alianca de Energia Eletrica SA	118,153	849,306
	Trisul SA	36,300	43,887
	Tupy SA	35,800	140,703
	Ultrapar Participacoes SA	172,149	489,854
	Ultrapar Participacoes SA, Sponsored ADR	43,722	125,045
	Unipar Carbocloro SA	11,133	194,960
	Usinas Siderurgicas de Minas Gerais SA Usiminas	46,100	126,925
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	81,091
*	Via S/A	150,184	133,494
	Vibra Energia SA	431,080	1,859,048
	Vivara Participacoes SA	16,800	83,208
	Vulcabras Azaleia SA	30,709	54,419
	WEG SA	132,612	803,149
	Wiz Solucoes e Corretagem de Seguros SA	25,000	38,653
*	XP, Inc.	4,505	149,742
	YDUQS Participacoes SA	79,336	330,336
TOTAL BRAZIL			47,221,441
CHILE — (0.4%)
	Aguas Andinas SA, Class A	905,121	217,609
	Banco de Chile	1,107,647	110,761
	Banco de Chile, ADR	27,624	554,419
	Banco de Credito e Inversiones SA	5,499	199,204
	Banco Santander Chile, ADR	26,644	535,012
	Banco Santander Chile	578,304	28,733
	Besalco SA	205,938	77,258
*	Camanchaca SA	88,516	4,246
	CAP SA	30,941	347,696
	Cencosud SA	455,746	839,909
	Cencosud Shopping SA	103,877	122,809
	Cia Sud Americana de Vapores SA	2,679,959	232,928
	Embotelladora Andina SA, ADR, Class B	12,656	158,200
	Empresa Nacional de Telecomunicaciones SA	75,676	313,855
	Empresas CMPC SA	211,970	389,172
	Empresas Hites SA	72,367	14,960
	Enel Americas SA, ADR	31,311	184,732
	Enel Americas SA	1,668,211	196,692
	Enel Chile SA, ADR	92,058	185,956
	Falabella SA	91,061	324,081
	Forus SA	32,824	48,934
	Grupo Security SA	481,786	73,949
	Hortifrut SA	87,237	103,544
	Inversiones Aguas Metropolitanas SA	240,304	138,327
	Inversiones La Construccion SA	12,479	55,446

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
*	Itau CorpBanca Chile SA	46,546,641	$105,548
*	Itau CorpBanca Chile SA, ADR	4,431	15,641
	Molibdenos y Metales SA	3,068	16,987
*	Multiexport Foods SA	263,064	93,226
*	Parque Arauco SA	159,932	185,088
	PAZ Corp. SA	82,712	41,342
	Plaza SA	56,599	66,172
	Ripley Corp. SA	387,401	80,277
	Salfacorp SA	151,797	63,599
	Sigdo Koppers SA	156,570	160,339
	SMU SA	1,043,308	123,236
	Sociedad Matriz SAAM SA	2,519,548	171,458
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	13,484	730,159
	Socovesa SA	166,772	28,560
	SONDA SA	242,411	104,251
TOTAL CHILE			7,444,315
CHINA — (30.1%)
*	21Vianet Group, Inc., ADR	48,378	479,910
	360 DigiTech, Inc., ADR	44,226	875,233
*	360 Security Technology, Inc., Class A	59,900	99,076
*	361 Degrees International Ltd.	409,000	236,686
*Ω	3SBio, Inc.	594,000	470,325
*	51job, Inc., ADR	8,245	415,548
	5I5J Holding Group Co. Ltd., Class A	66,300	31,599
	AAC Technologies Holdings, Inc.	375,500	1,140,159
Ω	AAG Energy Holdings Ltd.	331,860	61,514
	Accelink Technologies Co. Ltd., Class A	18,800	59,649
	ADAMA Ltd., Class A	24,500	30,073
	Addsino Co. Ltd., Class A	32,200	75,408
	Advanced Information Technology	255,000	46,336
	Advanced Technology & Materials Co. Ltd., Class A	41,100	57,093
	AECC Aero-Engine Control Co. Ltd., Class A	21,200	79,369
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	26,500	38,993
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,503	4,825
	Agile Group Holdings Ltd.	760,749	403,269
	Agricultural Bank of China Ltd., Class H	6,943,000	2,641,636
	AgriPure Holdings PLC	145,100	28,545
	Aier Eye Hospital Group Co. Ltd., Class A	65,666	336,550
*	Air China Ltd., Class H	392,000	295,525
	Aisino Corp., Class A	32,500	66,397
	Ajisen China Holdings Ltd.	284,000	46,676
Ω	Ak Medical Holdings Ltd.	214,000	150,582
	AKM Industrial Co. Ltd.	180,000	40,603
*	Alibaba Group Holding Ltd., Sponsored ADR	175,235	22,042,811
*	Alibaba Group Holding Ltd.	710,600	11,137,633
*	Alibaba Health Information Technology Ltd.	506,000	381,397
*	Alibaba Pictures Group Ltd.	5,090,000	576,409
Ω	A-Living Smart City Services Co. Ltd.	260,750	507,641
	All Winner Technology Co. Ltd., Class A	7,500	62,471
*	Alpha Group, Class A	45,000	40,925
	Amoy Diagnostics Co. Ltd., Class A	3,800	34,527
	Angang Steel Co. Ltd., Class H	745,200	326,996
	Anhui Anke Biotechnology Group Co. Ltd., Class A	20,160	33,333
	Anhui Construction Engineering Group Co. Ltd., Class A	76,400	55,104
	Anhui Expressway Co. Ltd., Class H	148,000	125,377
	Anhui Guangxin Agrochemical Co. Ltd., Class A	13,800	73,330
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,000	39,018
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	55,160	45,961

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Jinhe Industrial Co. Ltd., Class A	15,005	$97,184
	Anhui Korrun Co. Ltd., Class A	2,400	7,038
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	21,025
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	38,500	62,938
	Anhui Xinhua Media Co. Ltd., Class A	27,300	20,533
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	34,500	108,868
	Anjoy Foods Group Co. Ltd., Class A	2,600	54,905
	ANTA Sports Products Ltd.	203,600	3,057,109
*	Anton Oilfield Services Group	1,034,000	63,526
	Aoshikang Technology Co. Ltd., Class A	4,900	50,930
*††	Aowei Holdings Ltd.	78,000	1,989
	Aoyuan Healthy Life Group Co. Ltd.	131,000	43,867
	Apeloa Pharmaceutical Co. Ltd., Class A	23,700	105,490
	APT Satellite Holdings Ltd.	188,000	56,621
*Ω	Ascletis Pharma, Inc.	130,000	66,121
Ω	AsiaInfo Technologies Ltd.	82,400	152,247
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,100	107,946
	Ausnutria Dairy Corp. Ltd.	259,000	328,360
*	Austar Lifesciences Ltd.	3,000	1,106
	Autel Intelligent Technology Corp. Ltd., Class A	1,692	16,754
	Autobio Diagnostics Co. Ltd., Class A	13,310	101,342
	Avary Holding Shenzhen Co. Ltd., Class A	25,000	143,732
	AVIC Electromechanical Systems Co. Ltd., Class A	26,800	51,398
	AVIC Industry-Finance Holdings Co. Ltd., Class A	79,700	47,852
	AviChina Industry & Technology Co. Ltd., Class H	1,131,000	638,281
	AVICOPTER PLC, Class A	6,300	55,207
	Bafang Electric Suzhou Co. Ltd., Class A	1,400	45,350
Ω	BAIC Motor Corp. Ltd., Class H	875,500	321,248
*	Baidu, Inc., Sponsored ADR	37,349	5,966,129
*	Baidu, Inc., Class A	52,650	1,042,938
Ω	BAIOO Family Interactive Ltd.	356,000	25,692
	Bank of Beijing Co. Ltd., Class A	245,300	173,647
	Bank of Changsha Co. Ltd., Class A	54,996	68,170
	Bank of Chengdu Co. Ltd., Class A	67,800	150,689
	Bank of China Ltd., Class H	17,340,356	6,759,142
	Bank of Chongqing Co. Ltd., Class H	329,000	194,636
	Bank of Communications Co. Ltd., Class H	1,926,580	1,292,238
	Bank of Guiyang Co. Ltd., Class A	33,817	34,790
	Bank of Hangzhou Co. Ltd., Class A	68,800	153,845
	Bank of Jiangsu Co. Ltd., Class A	190,320	198,057
	Bank of Nanjing Co. Ltd., Class A	176,400	274,141
	Bank of Ningbo Co. Ltd., Class A	99,358	614,971
	Bank of Shanghai Co. Ltd., Class A	164,800	182,691
	Bank of Suzhou Co. Ltd., Class A	19,900	21,348
*	Bank of Tianjin Co. Ltd., Class H	45,000	11,763
*Ω	Bank of Zhengzhou Co. Ltd., Class H	85,910	19,245
	Baoshan Iron & Steel Co. Ltd., Class A	460,900	514,021
	Baosheng Science & Technology Innovation Co. Ltd., Class A	31,000	25,709
*	Baoye Group Co. Ltd., Class H	98,000	55,712
#*	Baozun, Inc., Sponsored ADR	15,148	200,862
*	Baozun, Inc., Class A	21,500	89,031
	Bear Electric Appliance Co. Ltd., Class A	2,400	19,009
	Befar Group Co. Ltd., Class A	29,100	30,700
	Beibuwan Port Co. Ltd., Class A	45,700	56,242
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	19,000	32,916
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	3,700	50,776
	Beijing Capital Development Co. Ltd., Class A	84,000	77,129
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	189,410	94,645
*	Beijing Capital International Airport Co. Ltd., Class H	808,000	539,442

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Certificate Authority Co. Ltd., Class A	3,900	$25,050
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	39,000	59,219
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,388	84,644
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	94,616
	Beijing Enlight Media Co. Ltd., Class A	45,600	75,877
*	Beijing Enterprises Clean Energy Group Ltd.	5,400,000	65,954
*	Beijing Enterprises Urban Resources Group Ltd.	412,000	28,766
	Beijing Enterprises Water Group Ltd.	2,286,000	891,631
*	Beijing Forever Technology Co. Ltd., Class A	12,200	18,059
*††	Beijing Gas Blue Sky Holdings Ltd.	2,280,000	6,375
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	23,530	60,000
*	Beijing Health Holdings Ltd.	936,000	11,216
*	Beijing Jetsen Technology Co. Ltd., Class A	52,400	52,515
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	22,700	15,102
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	16,942
	Beijing New Building Materials PLC, Class A	23,254	119,188
	Beijing North Star Co. Ltd., Class H	420,000	63,172
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	38,606
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	53,900	98,300
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	218,691
	Beijing Originwater Technology Co. Ltd., Class A	52,600	54,855
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	66,700	81,863
	Beijing Shiji Information Technology Co. Ltd., Class A	16,340	81,670
	Beijing Shougang Co. Ltd., Class A	86,200	76,035
	Beijing Sinnet Technology Co. Ltd., Class A	52,400	110,606
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	58,257
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	53,846
	Beijing Strong Biotechnologies, Inc., Class A	9,800	26,842
	Beijing SuperMap Software Co. Ltd., Class A	12,757	47,312
	Beijing Thunisoft Corp. Ltd., Class A	23,000	42,203
	Beijing Tiantan Biological Products Corp. Ltd., Class A	16,920	75,074
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	96,000	150,825
	Beijing Tongtech Co. Ltd., Class A	9,700	42,320
*	Beijing Ultrapower Software Co. Ltd., Class A	66,900	56,656
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	8,800	8,932
	Beijing United Information Technology Co. Ltd., Class A	2,600	46,927
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	33,585
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,800	169,450
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	31,797
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,800	72,285
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	29,600	62,427
*	Berry Genomics Co. Ltd., Class A	7,300	18,502
#	Best Pacific International Holdings Ltd.	134,000	37,732
#*	BEST, Inc., Sponsored ADR	29,586	25,337
	Bestsun Energy Co. Ltd., Class A	40,000	31,799
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,800	59,089
	Betta Pharmaceuticals Co. Ltd., Class A	2,700	26,570
	Better Life Commercial Chain Share Co. Ltd., Class A	30,900	32,065
	Biem.L.Fdlkk Garment Co. Ltd., Class A	16,200	61,541
	BII Railway Transportation Technology Holdings Co. Ltd.	272,000	14,174
*	Bilibili, Inc., Class Z	37,500	1,310,214
	Black Peony Group Co. Ltd., Class A	31,440	33,739
	Blue Sail Medical Co. Ltd., Class A	28,200	66,887
*	Bluedon Information Security Technology Co. Ltd., Class A	22,600	10,909
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	66,700	92,927
	BOC International China Co. Ltd., Class A	32,500	62,152
*	Bohai Leasing Co. Ltd., Class A	197,100	83,233

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bosideng International Holdings Ltd.	1,410,000	$687,285
*	Boyaa Interactive International Ltd.	202,000	12,700
	Bright Dairy & Food Co. Ltd., Class A	30,569	61,628
	Bright Real Estate Group Co. Ltd., Class A	53,200	20,504
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,963	18,729
*	Brilliance China Automotive Holdings Ltd.	1,238,000	581,860
	B-Soft Co. Ltd., Class A	31,200	45,938
*	BTG Hotels Group Co. Ltd., Class A	24,700	100,439
	Business Online PCL	43,100	19,288
	BYD Co. Ltd., Class H	122,500	3,623,189
	BYD Electronic International Co. Ltd.	306,500	927,002
	By-health Co. Ltd., Class A	21,400	84,712
	C C Land Holdings Ltd.	726,187	171,114
	C&D International Investment Group Ltd.	181,891	345,502
*	C&D Property Management Group Co. Ltd.	121,000	66,197
	C&S Paper Co. Ltd., Class A	39,900	93,720
	Cabbeen Fashion Ltd.	119,000	43,013
	Caitong Securities Co. Ltd., Class A	62,500	96,305
	Camel Group Co. Ltd., Class A	43,600	94,767
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	28,300	28,847
	Canny Elevator Co. Ltd., Class A	25,500	29,473
#*Ω	CanSino Biologics, Inc., Class H	10,600	177,567
*	Capital Environment Holdings Ltd.	1,962,000	41,474
	Carrianna Group Holdings Co. Ltd.	248,000	21,670
	Castech, Inc., Class A	11,300	28,696
	CCS Supply Chain Management Co. Ltd., Class A	11,513	11,972
*††	CECEP COSTIN New Materials Group Ltd.	186,000	2,684
	CECEP Solar Energy Co. Ltd., Class A	81,800	113,610
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	20,771
	CECEP Wind-Power Corp., Class A	115,300	92,696
	Central China Management Co. Ltd.	432,194	74,057
	Central China Real Estate Ltd.	432,194	46,683
	Central China Securities Co. Ltd., Class H	454,000	88,164
	CETC Digital Technology Co. Ltd., Class A	9,000	46,854
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	41,801
Ω	CGN Power Co. Ltd., Class H	1,912,000	528,284
	Chacha Food Co. Ltd., Class A	12,500	107,995
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	44,004
	Changjiang Securities Co. Ltd., Class A	105,500	116,818
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	7,900	13,824
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	83,411
	Chanjet Information Technology Co. Ltd., Class H	10,500	10,605
	Chaowei Power Holdings Ltd.	282,000	80,032
	Chaozhou Three-Circle Group Co. Ltd., Class A	24,100	144,625
*	Cheetah Mobile, Inc., ADR	18,932	23,476
	ChemPartner PharmaTech Co. Ltd., Class A	12,100	22,060
*	Chengdu CORPRO Technology Co. Ltd., Class A	11,900	33,591
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	37,285
	Chengdu Hongqi Chain Co. Ltd., Class A	59,000	46,049
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	10,569
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	17,288	45,143
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,000	35,850
	Chengdu Tianjian Technology Co. Ltd., Class A	1,800	19,591
	Chengdu Wintrue Holding Co. Ltd., Class A	20,200	39,007
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	54,918
	Chengtun Mining Group Co. Ltd., Class A	15,400	21,381
*	Chengxin Lithium Group Co. Ltd., Class A	3,200	22,928
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	51,900	116,878
*	Chiho Environmental Group Ltd.	136,000	15,444

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Aerospace International Holdings Ltd.	784,000	$51,410
#	China Aircraft Leasing Group Holdings Ltd.	136,500	94,439
	China Baoan Group Co. Ltd., Class A	36,200	74,344
	China Bester Group Telecom Co. Ltd., Class A	4,800	11,631
	China BlueChemical Ltd., Class H	871,143	238,480
Ω	China Bohai Bank Co. Ltd., Class H	115,500	28,976
*	China CAMC Engineering Co. Ltd., Class A	31,300	34,832
	China Chengtong Development Group Ltd.	1,142,000	23,454
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,002,852
	China Coal Energy Co. Ltd., Class H	867,000	485,227
††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	122,162
	China Communications Services Corp. Ltd., Class H	1,100,800	585,955
	China Conch Venture Holdings Ltd.	419,000	1,991,791
	China Construction Bank Corp., Class H	26,798,990	20,564,159
	China CSSC Holdings Ltd., Class A	26,200	84,356
*	China CYTS Tours Holding Co. Ltd., Class A	24,900	44,278
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	279,987
	China Design Group Co. Ltd., Class A	22,240	31,116
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	122,143
#*	China Dili Group	968,585	236,743
	China Dongxiang Group Co. Ltd.	1,381,000	114,933
#Ω	China East Education Holdings Ltd.	9,500	4,904
*	China Eastern Airlines Corp. Ltd., ADR	4,656	91,351
*	China Eastern Airlines Corp. Ltd., Class H	514,000	200,266
	China Education Group Holdings Ltd.	216,000	189,056
*	China Electronics Huada Technology Co. Ltd.	270,000	23,234
#	China Electronics Optics Valley Union Holding Co. Ltd.	572,000	30,192
*	China Energy Engineering Corp Ltd	493,027	205,364
#	China Energy Engineering Corp. Ltd., Class H	676,000	107,742
	China Everbright Bank Co. Ltd., Class H	927,000	348,271
#Ω	China Everbright Greentech Ltd.	302,000	102,434
	China Everbright Ltd.	458,000	518,968
	China Express Airlines Co. Ltd., Class A	36,700	75,494
Ω	China Feihe Ltd.	1,336,000	1,852,714
*	China Film Co. Ltd., Class A	32,900	64,287
	China Foods Ltd.	486,000	201,278
*	China Fortune Land Development Co. Ltd., Class A	43,909	22,672
	China Galaxy Securities Co. Ltd., Class H	1,279,500	758,712
	China Gas Holdings Ltd.	1,286,400	2,185,570
	China Glass Holdings Ltd.	386,000	83,363
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	29,386
	China Great Wall Securities Co. Ltd., Class A	48,400	87,295
	China Greatwall Technology Group Co. Ltd., Class A	33,200	66,807
*	China Green Agriculture, Inc.	1,476	12,443
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	4,444
	China Hanking Holdings Ltd.	248,000	47,913
	China Harmony Auto Holding Ltd.	382,000	210,758
	China Harzone Industry Corp. Ltd., Class A	19,100	26,148
*††	China High Precision Automation Group Ltd.	73,000	2,142
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	39,883
#*	China High Speed Transmission Equipment Group Co. Ltd.	206,000	143,318
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,896,000	207,366
Ω	China International Capital Corp. Ltd., Class H	393,600	1,072,173
	China International Marine Containers Group Co. Ltd., Class H	246,200	444,147
	China Jinmao Holdings Group Ltd.	2,431,120	883,153
	China Jushi Co. Ltd., Class A	40,690	105,080
#	China Kepei Education Group Ltd.	278,000	89,445
	China Kings Resources Group Co. Ltd., Class A	11,470	57,360
	China Lesso Group Holdings Ltd.	563,000	978,779

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Life Insurance Co. Ltd., ADR	32,164	$287,225
	China Life Insurance Co. Ltd., Class H	1,081,000	1,900,288
	China Lilang Ltd.	206,000	117,198
*Ω	China Literature Ltd.	123,400	747,355
*Ω	China Logistics Property Holdings Co. Ltd.	279,000	157,654
*	China Longevity Group Co. Ltd.	30,000	989
	China Longyuan Power Group Corp. Ltd., Class H	893,000	1,821,977
#*	China Lumena New Materials Corp.	23,400	0
*	China Maple Leaf Educational Systems Ltd.	648,000	40,426
	China Medical System Holdings Ltd.	718,000	1,202,312
	China Meheco Co. Ltd., Class A	34,600	58,876
	China Meidong Auto Holdings Ltd.	222,000	1,042,298
	China Mengniu Dairy Co. Ltd.	596,000	3,522,731
	China Merchants Bank Co. Ltd., Class H	1,054,098	8,810,278
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	22,106
	China Merchants Land Ltd.	652,000	67,967
	China Merchants Port Holdings Co. Ltd.	651,731	1,204,509
Ω	China Merchants Securities Co. Ltd., Class H	120,740	170,000
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,500	201,966
	China Metal Recycling Holdings Ltd.	130,581	0
*Ω	China Metal Resources Utilization Ltd.	312,000	7,258
	China Minmetals Rare Earth Co. Ltd., Class A	10,700	52,099
#	China Minsheng Banking Corp. Ltd., Class H	1,029,020	410,127
	China Modern Dairy Holdings Ltd.	1,314,000	223,879
	China Molybdenum Co. Ltd., Class H	1,188,000	610,481
	China National Accord Medicines Corp. Ltd., Class A	14,000	72,504
	China National Building Material Co. Ltd., Class H	1,840,000	2,389,888
	China National Chemical Engineering Co. Ltd., Class A	67,500	109,578
	China National Medicines Corp. Ltd., Class A	26,200	115,086
	China National Software & Service Co. Ltd., Class A	2,000	14,494
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	43,403
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	44,710	266,055
*	China Nuclear Energy Technology Corp. Ltd.	302,000	33,483
*	China Oceanwide Holdings Ltd.	728,000	12,420
*	China Oil & Gas Group Ltd.	2,350,000	123,787
	China Oilfield Services Ltd., Class H	758,000	745,463
	China Oriental Group Co. Ltd.	630,000	185,359
	China Overseas Grand Oceans Group Ltd.	965,250	576,716
	China Overseas Land & Investment Ltd.	1,314,500	3,879,717
	China Overseas Property Holdings Ltd.	537,000	623,639
	China Pacific Insurance Group Co. Ltd., Class H	710,400	2,162,597
	China Pioneer Pharma Holdings Ltd.	119,000	31,443
*††	China Properties Group Ltd.	128,000	1,277
	China Publishing & Media Co. Ltd., Class A	48,000	39,433
	China Railway Group Ltd., Class H	1,123,000	693,208
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	22,791
Ω	China Railway Signal & Communication Corp. Ltd., Class H	813,000	287,698
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	43,360
*	China Rare Earth Holdings Ltd.	717,200	74,992
	China Reinsurance Group Corp., Class H	2,691,000	263,286
Ω	China Renaissance Holdings Ltd.	59,600	104,839
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	32,841	61,369
#	China Resources Gas Group Ltd.	350,000	1,753,236
	China Resources Land Ltd.	1,096,222	5,298,718
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	22,881	124,823
	China Risun Group Ltd.	650,000	355,266
	China Sanjiang Fine Chemicals Co. Ltd.	397,000	118,979
	China SCE Group Holdings Ltd.	1,097,600	245,228

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Science Publishing & Media Ltd., Class A	13,800	$17,971
#*	China Shanshui Cement Group Ltd.	412,000	107,392
*Ω	China Shengmu Organic Milk Ltd.	1,109,000	71,364
	China Shineway Pharmaceutical Group Ltd.	131,000	117,925
#	China Shuifa Singyes Energy Holdings Ltd.	224,000	38,946
*	China Silver Group Ltd.	428,000	31,529
	China South City Holdings Ltd.	2,314,000	184,894
	China South Publishing & Media Group Co. Ltd., Class A	53,400	78,665
*	China Southern Airlines Co. Ltd., Sponsored ADR	5,078	159,703
*	China Southern Airlines Co. Ltd., Class H	570,000	364,940
	China Starch Holdings Ltd.	775,000	16,477
	China State Construction Engineering Corp. Ltd., Class A	509,200	417,471
	China State Construction International Holdings Ltd.	950,000	1,124,580
*	China Sunshine Paper Holdings Co. Ltd.	262,000	88,412
	China Suntien Green Energy Corp. Ltd., Class H	647,000	394,256
	China Taiping Insurance Holdings Co. Ltd.	779,812	1,103,245
	China Testing & Certification International Group Co. Ltd., Class A	18,340	50,155
*	China Tianbao Group Development Co. Ltd.	96,000	42,755
#*	China Tianrui Group Cement Co. Ltd.	59,000	47,946
*	China Tianying, Inc., Class A	86,200	69,956
	China Tourism Group Duty Free Corp. Ltd., Class A	20,644	677,167
Ω	China Tower Corp. Ltd., Class H	17,362,000	2,097,308
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,286,000	749,967
	China TransInfo Technology Co. Ltd., Class A	49,900	106,751
#*	China Travel International Investment Hong Kong Ltd.	1,006,000	207,499
*	China Tungsten & Hightech Materials Co. Ltd., Class A	8,100	16,868
	China Vanke Co. Ltd., Class H	628,938	1,625,960
#Ω	China Vast Industrial Urban Development Co. Ltd.	216,000	41,155
	China Water Affairs Group Ltd.	296,000	346,133
	China West Construction Group Co. Ltd., Class A	27,300	34,201
*††	China Wood Optimization Holding Ltd.	164,000	3,550
	China World Trade Center Co. Ltd., Class A	10,900	23,517
Ω	China Xinhua Education Group Ltd.	149,000	25,517
	China Yangtze Power Co. Ltd., Class A	213,453	736,874
	China Yongda Automobiles Services Holdings Ltd.	463,000	592,414
Ω	China Yuhua Education Corp. Ltd.	410,000	89,212
*	China Yurun Food Group Ltd.	383,000	42,326
#*	China ZhengTong Auto Services Holdings Ltd.	987,500	81,056
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,100	162,546
	China Zheshang Bank Co. Ltd., Class H	154,000	61,418
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	17,870
*††	China Zhongwang Holdings Ltd.	944,318	152,601
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	21,407
	Chinasoft International Ltd.	972,000	972,652
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	69,603
	Chongqing Changan Automobile Co. Ltd., Class A	38,840	79,766
	Chongqing Department Store Co. Ltd., Class A	13,700	59,127
	Chongqing Dima Industry Co. Ltd., Class A	110,000	41,404
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	25,004	63,726
*	Chongqing Iron & Steel Co. Ltd., Class H	294,000	46,863
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	48,329
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,151,000	421,870
	Chongqing Zaisheng Technology Corp. Ltd., Class A	16,600	26,541
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,100	371,463
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	34,863
	Chow Tai Seng Jewellery Co. Ltd., Class A	26,450	72,355
	Chu Kong Shipping Enterprises Group Co. Ltd.	132,000	16,637
	CIFI Ever Sunshine Services Group Ltd.	234,000	422,281

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CIFI Holdings Group Co. Ltd.	1,677,238	$1,095,727
	CIMC Enric Holdings Ltd.	316,000	387,697
*	Cinda Real Estate Co. Ltd., Class A	63,800	38,032
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	27,006
*	CITIC Guoan Information Industry Co. Ltd., Class A	131,000	50,454
	CITIC Securities Co. Ltd., Class H	454,000	1,215,730
*	Citychamp Watch & Jewellery Group Ltd.	560,000	101,430
	CMST Development Co. Ltd., Class A	58,900	52,800
*	CNFinance Holdings Ltd., ADR	7,942	26,050
	CNHTC Jinan Truck Co. Ltd., Class A	40,986	89,200
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	35,600	56,769
	CNOOC Energy Technology & Services Ltd., Class A	104,400	44,314
	COFCO Biotechnology Co. Ltd., Class A	55,800	85,886
	COFCO Joycome Foods Ltd.	800,000	329,823
*Ω	Cogobuy Group	185,000	58,320
#	Colour Life Services Group Co. Ltd.	185,088	22,841
*	Comba Telecom Systems Holdings Ltd.	790,000	182,990
	Concord New Energy Group Ltd.	3,084,648	298,188
*	Confidence Intelligence Holdings Ltd.	8,000	27,522
	Consun Pharmaceutical Group Ltd.	217,000	106,118
	Contec Medical Systems Co. Ltd., Class A	3,100	16,415
	Contemporary Amperex Technology Co. Ltd., Class A	19,450	1,878,621
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	22,234
*	Coolpad Group Ltd.	1,230,000	49,909
	COSCO SHIPPING Development Co. Ltd., Class H	1,716,000	317,050
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	550,000	208,250
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	2,159,243
	COSCO SHIPPING International Hong Kong Co. Ltd.	250,000	78,999
	COSCO SHIPPING Ports Ltd.	748,257	596,064
*Ω	Cosmo Lady China Holdings Co. Ltd.	331,000	20,766
	Country Garden Holdings Co. Ltd.	2,843,904	2,335,857
	Country Garden Services Holdings Co. Ltd.	350,287	2,069,218
	CPMC Holdings Ltd.	259,000	148,378
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	40,241
*	Crazy Sports Group Ltd.	1,774,000	70,970
	CRRC Corp. Ltd., Class H	979,000	448,350
Ω	CSC Financial Co. Ltd., Class H	234,500	264,308
	CSG Holding Co. Ltd., Class A	76,000	107,621
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	9,400	22,381
	CSPC Pharmaceutical Group Ltd.	3,442,640	4,184,147
	CSSC Hong Kong Shipping Co. Ltd.	396,000	57,099
	CSSC Science & Technology Co. Ltd., Class A	11,700	28,360
	CTS International Logistics Corp. Ltd., Class A	40,000	78,094
#*	CWT International Ltd.	960,000	10,251
*	Cybernaut International Holdings Co. Ltd.	1,200,000	22,768
	D&O Home Collection Group Co. Ltd., Class A	10,300	21,343
	Da Ming International Holdings Ltd.	30,000	10,685
	Daan Gene Co. Ltd., Class A	37,920	106,032
#	DaFa Properties Group Ltd.	106,000	61,932
Ω	Dali Foods Group Co. Ltd.	1,039,000	600,515
	Dalian Bio-Chem Co. Ltd., Class A	3,900	7,063
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	34,579
	Daqin Railway Co. Ltd., Class A	256,288	266,829
	Dare Power Dekor Home Co. Ltd., Class A	16,600	32,366
	Dashang Co. Ltd., Class A	20,900	64,484
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	11,376	66,538
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	71,538
*	Dazhong Transportation Group Co. Ltd., Class A	39,100	20,705
	Dazzle Fashion Co. Ltd., Class A	13,000	35,903

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DBG Technology Co. Ltd., Class A	12,200	$23,934
	DeHua TB New Decoration Materials Co. Ltd., Class A	11,400	21,355
	Deppon Logistics Co. Ltd., Class A	21,100	37,942
#	Dexin China Holdings Co. Ltd.	381,000	129,224
	DHC Software Co. Ltd., Class A	58,000	65,575
	Dian Diagnostics Group Co. Ltd., Class A	19,254	88,969
#	Differ Group Holding Co. Ltd.	830,000	241,008
	Digital China Group Co. Ltd., Class A	18,100	43,101
	Digital China Holdings Ltd.	308,250	174,769
	Digital China Information Service Co. Ltd., Class A	25,100	55,871
	Do-Fluoride Chemicals Co. Ltd., Class A	3,500	23,173
	Dong-E-E-Jiao Co. Ltd., Class A	12,200	72,987
	Dongfang Electric Corp. Ltd., Class H	121,600	165,018
*	Dongfang Electronics Co. Ltd., Class A	29,700	33,941
	Dongfeng Motor Group Co. Ltd., Class H	1,048,000	924,174
	Dongjiang Environmental Co. Ltd., Class H	80,800	38,905
	Dongxing Securities Co. Ltd., Class A	61,200	102,372
	Dongyue Group Ltd.	700,000	856,739
#*	DouYu International Holdings Ltd., ADR	65,268	137,063
*	Duiba Group Ltd.	66,400	10,715
	Dynagreen Environmental Protection Group Co. Ltd., Class H	171,000	80,660
	East Group Co. Ltd., Class A	18,900	25,311
	East Money Information Co. Ltd., Class A	73,461	367,217
	Eastern Communications Co. Ltd., Class A	19,200	30,942
	Ecovacs Robotics Co. Ltd., Class A	1,800	38,425
	Edan Instruments, Inc., Class A	11,100	19,584
	Edifier Technology Co. Ltd., Class A	17,400	29,616
	Edvantage Group Holdings Ltd.	114,000	49,063
	EEKA Fashion Holdings Ltd.	83,000	132,936
	EIT Environmental Development Group Co. Ltd., Class A	7,800	34,801
	Electric Connector Technology Co. Ltd., Class A	6,000	48,566
	Elion Energy Co. Ltd., Class A	106,600	78,216
	ENN Energy Holdings Ltd.	179,300	2,854,504
	ENN Natural Gas Co. Ltd., Class A	59,800	163,792
	Essex Bio-technology Ltd.	144,000	94,592
	Estun Automation Co. Ltd., Class A	5,900	21,546
	Eternal Asia Supply Chain Management Ltd., Class A	83,600	69,076
*	Ev Dynamics Holdings Ltd.	1,800,000	18,706
	EVA Precision Industrial Holdings Ltd.	456,000	85,631
	Eve Energy Co. Ltd., Class A	7,915	119,255
*	Everbright Jiabao Co. Ltd., Class A	39,300	18,717
Ω	Everbright Securities Co. Ltd., Class H	116,200	87,304
*	Fang Holdings Ltd., ADR	1,934	7,815
	Fangda Carbon New Material Co. Ltd., Class A	51,400	78,714
	Fangda Special Steel Technology Co. Ltd., Class A	70,449	85,796
#	Fanhua, Inc., Sponsored ADR	19,442	134,733
	FAW Jiefang Group Co. Ltd.	65,500	97,338
*Ω	Feiyu Technology International Co. Ltd.	177,000	7,517
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	36,500	94,244
	Fibocom Wireless, Inc., Class A	10,900	77,849
*	FIH Mobile Ltd.	1,440,000	220,991
	Financial Street Holdings Co. Ltd., Class A	86,800	77,426
	FinVolution Group, ADR	54,180	214,011
	First Capital Securities Co. Ltd., Class A	71,200	73,175
	First Tractor Co. Ltd., Class H	84,000	40,961
	Flat Glass Group Co. Ltd., Class H	116,000	465,698
	Focus Media Information Technology Co. Ltd., Class A	230,100	278,204
	Focused Photonics Hangzhou, Inc., Class A	19,100	72,806
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	42,215	646,699

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	$19,865
*	Founder Holdings Ltd.	390,000	40,015
	Founder Securities Co. Ltd., Class A	89,300	103,574
#	FriendTimes, Inc.	330,000	56,282
	Fu Shou Yuan International Group Ltd.	527,000	413,595
	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	16,104
	Fuguiniao Co. Ltd.	50,999	0
	Fujian Green Pine Co. Ltd., Class A	9,100	12,165
	Fujian Longking Co. Ltd., Class A	30,100	38,189
	Fujian Star-net Communication Co. Ltd., Class A	15,900	55,169
	Fujian Sunner Development Co. Ltd., Class A	31,100	103,666
*	Fullshare Holdings Ltd.	4,617,483	83,256
	Fulongma Group Co. Ltd., Class A	12,894	25,452
*	Futu Holdings Ltd., ADR	3,101	134,118
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	187,600	1,015,893
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,200	20,701
#Ω	Ganfeng Lithium Co. Ltd., Class H	45,200	718,243
	Gansu Shangfeng Cement Co. Ltd., Class A	28,000	87,415
	Gaona Aero Material Co. Ltd., Class A	3,000	20,105
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	127,818
	GCL Energy Technology Co. Ltd.	19,800	51,088
*	GCL New Energy Holdings Ltd.	3,156,000	70,366
#*	GCL-Poly Energy Holdings Ltd.	6,805,000	2,074,097
#*	GDS Holdings Ltd., ADR	10,252	449,858
*	GDS Holdings Ltd., Class A	94,800	495,065
	Geely Automobile Holdings Ltd.	1,748,000	3,783,995
	GEM Co. Ltd., Class A	43,700	61,342
	Gemdale Corp., Class A	64,500	131,477
	Gemdale Properties & Investment Corp. Ltd.	3,316,000	370,260
Ω	Genertec Universal Medical Group Co. Ltd.	479,000	347,036
*	Genimous Technology Co. Ltd., Class A	39,100	41,279
*	Genscript Biotech Corp.	116,000	369,508
	Getein Biotech, Inc., Class A	10,920	32,118
	GF Securities Co. Ltd., Class H	285,000	493,999
	Giant Network Group Co. Ltd., Class A	58,700	90,609
	Gigadevice Semiconductor Beijing, Inc., Class A	5,560	123,959
	Ginlong Technologies Co. Ltd., Class A	1,300	49,033
	Glarun Technology Co. Ltd., Class A	7,700	18,667
*	Global Top E-Commerce Co. Ltd., Class A	49,800	26,345
*	Glorious Property Holdings Ltd.	1,043,000	31,516
*	Glory Sun Financial Group Ltd.	1,048,000	24,804
	GoerTek, Inc., Class A	46,800	352,944
	Goldcard Smart Group Co. Ltd.	8,900	15,930
	Golden Eagle Retail Group Ltd.	207,000	153,768
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	3,840
	GoldenHome Living Co. Ltd., Class A	3,500	18,119
	Goldenmax International Technology Ltd., Class A	25,200	46,590
	Goldlion Holdings Ltd.	159,152	33,262
	Goldpac Group Ltd.	138,000	37,599
#*	GOME Retail Holdings Ltd.	3,510,940	240,488
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	54,120
*	Gotion High-tech Co. Ltd., Class A	10,000	63,896
*	Grand Baoxin Auto Group Ltd.	406,323	33,434
	Grandblue Environment Co. Ltd., Class A	21,000	67,207
*	Grandjoy Holdings Group Co. Ltd., Class A	145,800	86,163
	Great Wall Motor Co. Ltd., Class H	510,000	1,383,675
	Greattown Holdings Ltd., Class A	72,300	40,877
	Greatview Aseptic Packaging Co. Ltd.	371,000	142,522
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	337,810

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Gree Real Estate Co. Ltd., Class A	55,900	$53,556
	Greenland Holdings Corp. Ltd., Class A	135,240	93,391
#	Greenland Hong Kong Holdings Ltd.	445,000	87,633
	Greentown China Holdings Ltd.	416,500	687,665
	Greentown Service Group Co. Ltd.	684,000	752,990
	GRG Banking Equipment Co. Ltd., Class A	38,700	69,216
	Guangdong Aofei Data Technology Co. Ltd., Class A	10,000	33,909
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	44,079	35,780
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	65,700	53,392
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	36,688
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	20,301
	Guangdong Haid Group Co. Ltd., Class A	21,500	245,080
*	Guangdong HEC Technology Holding Co. Ltd., Class A	65,803	76,402
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	56,842
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	35,307
	Guangdong Hybribio Biotech Co. Ltd., Class A	7,500	32,351
	Guangdong Investment Ltd.	740,000	1,057,041
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,700	68,248
	Guangdong Land Holdings Ltd.	142,000	14,771
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	18,400	18,034
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	9,079
	Guangdong Sirio Pharma Co. Ltd., Class A	3,500	20,501
	Guangdong South New Media Co. Ltd., Class A	1,600	12,174
	Guangdong Tapai Group Co. Ltd., Class A	44,300	71,068
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	20,090
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	20,700	67,338
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	24,300	37,389
*	Guangshen Railway Co. Ltd., Class H	589,500	103,812
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	18,995
	Guangxi Liugong Machinery Co. Ltd., Class A	47,500	54,082
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	11,600	30,087
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,500	22,775
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	92,200	45,530
	Guangzhou Automobile Group Co. Ltd., Class H	474,836	466,424
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	83,431
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,100	19,436
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	5,600	20,636
	Guangzhou Haige Communications Group, Inc. Co., Class A	45,900	67,280
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	19,987
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,400	115,681
#	Guangzhou R&F Properties Co. Ltd., Class H	318,400	141,722
	Guangzhou Restaurant Group Co. Ltd., Class A	11,620	41,142
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	8,000	47,038
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,300	135,706
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,030	151,173
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	86,108
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	55,960	71,623
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	29,700	30,082
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	22,500	26,023
	Guizhou Gas Group Corp. Ltd., Class A	27,100	38,927
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	64,300	56,212
*	Guodian Technology & Environment Group Corp. Ltd., Class H	141,000	18,013
#	Guolian Securities Co. Ltd., Class H	110,500	59,154
	Guomai Technologies, Inc., Class A	41,900	38,899
	Guosen Securities Co. Ltd., Class A	68,212	118,179
*	Guosheng Financial Holding, Inc., Class A	50,330	68,859
*Ω	Guotai Junan Securities Co. Ltd., Class H	102,600	155,868
	Guoyuan Securities Co. Ltd., Class A	14,950	16,937
*Ω	Haichang Ocean Park Holdings Ltd.	610,000	225,616

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd., Class A	80,200	$353,699
	Haier Smart Home Co. Ltd., Class H	655,999	2,629,926
*	Hailiang Education Group, Inc., ADR	3,382	35,511
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	36,542
*	Hainan Meilan International Airport Co. Ltd., Class H	71,000	189,190
	Hainan Poly Pharm Co. Ltd., Class A	5,500	41,270
	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	15,673
	Hainan Strait Shipping Co. Ltd., Class A	41,250	37,042
	Haitian International Holdings Ltd.	297,000	772,694
	Haitong Securities Co. Ltd., Class H	626,000	563,346
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	506,000	57,264
	Hand Enterprise Solutions Co. Ltd., Class A	39,500	50,618
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	18,300	73,174
	Hangcha Group Co. Ltd., Class A	23,300	58,647
	Hangjin Technology Co. Ltd., Class A	18,060	97,001
	Hangxiao Steel Structure Co. Ltd., Class A	62,700	39,392
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	119,700	111,987
	Hangzhou Boiler Group Co. Ltd., Class A	4,800	21,151
	Hangzhou Century Co. Ltd., Class A	32,500	32,060
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	21,925
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	23,040
	Hangzhou First Applied Material Co. Ltd., Class A	9,840	178,239
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	29,900	145,597
	Hangzhou Robam Appliances Co. Ltd., Class A	19,000	103,887
	Hangzhou Silan Microelectronics Co. Ltd., Class A	13,800	112,170
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	28,532
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	18,100	189,613
	Han's Laser Technology Industry Group Co. Ltd., Class A	24,700	185,510
Ω	Hansoh Pharmaceutical Group Co. Ltd.	194,000	399,914
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,500	21,311
#*Ω	Harbin Bank Co. Ltd., Class H	480,000	49,430
	Harbin Boshi Automation Co. Ltd., Class A	27,361	49,933
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	19,376
	HBIS Resources Co. Ltd., Class A	25,700	65,216
#*	HC Group, Inc.	262,500	25,115
	Health & Happiness H&H International Holdings Ltd.	101,000	169,727
	Hebei Chengde Lulu Co. Ltd.	53,300	77,203
	Hebei Construction Group Corp. Ltd., Class H	180,000	32,488
	Hefei Meiya Optoelectronic Technology, Inc., Class A	14,000	74,311
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	33,284
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	84,452
	Hello Group, Inc., Sponsored ADR	96,859	942,438
	Henan Lingrui Pharmaceutical Co., Class A	14,074	28,477
	Henan Pinggao Electric Co. Ltd., Class A	40,800	53,728
	Henan Shuanghui Investment & Development Co. Ltd., Class A	70,459	331,801
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,200	28,518
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,300	23,323
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	29,569
	Henderson Investment Ltd.	386,000	18,326
	Hengan International Group Co. Ltd.	301,000	1,471,381
*	Hengdeli Holdings Ltd.	911,200	31,487
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	43,900	110,497
	Hengli Petrochemical Co. Ltd., Class A	130,900	495,870
	Hengtong Optic-electric Co. Ltd., Class A	36,700	81,695
	Hengyi Petrochemical Co. Ltd., Class A	95,420	152,768
	Hesteel Co. Ltd., Class A	300,600	113,175
	Hexing Electrical Co. Ltd., Class A	20,700	40,751
*	Hi Sun Technology China Ltd.	1,011,000	133,192
	Hidili Industry International Development Ltd.	250,000	14,757

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hisense Home Appliances Group Co. Ltd., Class H	158,000	$207,145
	Hithink RoyalFlush Information Network Co. Ltd., Class A	9,788	195,788
*	Holitech Technology Co. Ltd., Class A	89,400	49,977
*	Homeland Interactive Technology Ltd.	136,000	28,315
	Hongda Xingye Co. Ltd., Class A	108,700	89,393
	Hongfa Technology Co. Ltd., Class A	13,500	135,952
*	Honghua Group Ltd.	1,396,000	44,165
*††Ω	Honworld Group Ltd.	72,000	5,315
Ω	Hope Education Group Co. Ltd.	648,000	83,558
	Hopefluent Group Holdings Ltd.	96,000	15,935
	Hopson Development Holdings Ltd.	392,700	818,255
*Ω	Hua Hong Semiconductor Ltd.	146,000	710,726
	Huaan Securities Co. Ltd., Class A	99,580	78,847
	Huadong Medicine Co. Ltd., Class A	28,100	162,403
	Huafa Industrial Co. Ltd. Zhuhai, Class A	69,565	69,611
	Huafon Chemical Co. Ltd., Class A	89,800	134,447
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	41,911
	Huafu Fashion Co. Ltd., Class A	36,200	26,454
	Huagong Tech Co. Ltd., Class A	14,500	56,283
	Hualan Biological Engineering, Inc., Class A	26,700	106,751
*	Huanxi Media Group Ltd.	520,000	95,952
	Huapont Life Sciences Co. Ltd., Class A	58,350	57,059
Ω	Huatai Securities Co. Ltd., Class H	364,200	647,407
*	Huawen Media Group, Class A	42,300	16,939
	Huaxi Holdings Co. Ltd.	96,000	24,906
	Huaxi Securities Co. Ltd., Class A	43,500	62,211
	Huaxia Bank Co. Ltd., Class A	148,736	132,120
	Huayu Automotive Systems Co. Ltd., Class A	60,700	265,235
	Huazhong In-Vehicle Holdings Co. Ltd.	242,000	93,298
#*	Huazhu Group Ltd., ADR	24,734	977,488
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	147,800	73,658
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,500	22,140
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	100,025
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	159,530
	Huijing Holdings Co. Ltd.	296,000	73,191
*	Huishang Bank Corp. Ltd., Class H	123,900	40,485
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	72,591
	Hunan Aihua Group Co. Ltd., Class A	14,000	75,089
*	Hunan Gold Corp. Ltd., Class A	31,100	50,963
	Hunan New Wellful Co. Ltd., Class A	18,300	18,888
	Hunan Valin Steel Co. Ltd., Class A	220,400	192,305
	Hundsun Technologies, Inc., Class A	13,037	120,760
*	HUYA, Inc., ADR	31,304	207,232
	Hwa Fong Rubber Thailand PCL	90,100	21,920
	Hytera Communications Corp. Ltd., Class A	61,000	45,564
*	HyUnion Holding Co. Ltd., Class A	53,800	66,116
*	IBO Technology Co. Ltd.	38,000	14,851
#*Ω	iDreamSky Technology Holdings Ltd.	137,200	89,554
	Iflytek Co. Ltd., Class A	17,400	120,452
	IKD Co. Ltd., Class A	18,800	55,075
Ω	IMAX China Holding, Inc.	65,500	93,502
	Industrial & Commercial Bank of China Ltd., Class H	14,365,017	8,702,976
	Industrial Bank Co. Ltd., Class A	272,645	902,909
	Industrial Securities Co. Ltd., Class A	75,800	103,449
	Infore Environment Technology Group Co. Ltd., Class A	42,600	41,145
	Ingenic Semiconductor Co. Ltd., Class A	1,200	20,976
*	Inke Ltd.	171,000	44,233
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	454,700	169,652
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,100	20,825

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	96,700	$583,357
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	127,900	175,774
*Ω	Innovent Biologics, Inc.	167,500	709,330
*	Innuovo Technology Co. Ltd., Class A	26,600	28,230
	Inspur Electronic Information Industry Co. Ltd., Class A	20,100	107,897
*	Inspur International Ltd.	150,000	79,779
*	Inspur Software Co. Ltd., Class A	6,700	16,266
*Ω	International Alliance Financial Leasing Co. Ltd.	336,000	109,538
#*	iQIYI, Inc., ADR	144,800	590,784
	IReader Technology Co. Ltd., Class A	6,800	20,312
*	IRICO Group New Energy Co. Ltd., Class H	13,900	33,152
	IVD Medical Holding Ltd.	115,000	47,872
	JA Solar Technology Co. Ltd., Class A	5,500	78,307
	Jack Technology Co. Ltd., Class A	3,000	13,633
	Jafron Biomedical Co. Ltd., Class A	12,800	95,242
	Jason Furniture Hangzhou Co. Ltd., Class A	6,900	79,942
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	33,400	53,304
	JCET Group Co. Ltd., Class A	34,800	149,459
*	JD.com, Inc., ADR	18,379	1,376,220
*	JD.com, Inc., Class A	133,597	5,063,512
	JH Educational Technology, Inc.	74,000	28,619
	Jiajiayue Group Co. Ltd., Class A	18,500	41,703
	Jiangling Motors Corp. Ltd., Class A	13,900	34,596
*	Jiangnan Group Ltd.	1,488,000	56,872
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	79,600	93,264
	Jiangsu Eastern Shenghong Co. Ltd., Class A	24,000	64,000
	Jiangsu Expressway Co. Ltd., Class H	368,000	384,506
	Jiangsu Guomao Reducer Co. Ltd., Class A	6,800	36,849
	Jiangsu Guotai International Group Co. Ltd., Class A	53,700	96,460
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	20,926	255,077
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	31,340
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	22,504
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	80,100	49,760
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	41,960
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	40,415
	Jiangsu Linyang Energy Co. Ltd., Class A	33,500	50,543
	Jiangsu Provincial Agricultural Reclamation & Development Corp	48,300	80,989
	Jiangsu Shagang Co. Ltd., Class A	78,100	69,398
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,400	50,839
	Jiangsu Yangnong Chemical Co. Ltd., Class A	7,093	131,853
	Jiangsu Yoke Technology Co. Ltd., Class A	6,573	68,843
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,000	108,285
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	47,000	46,141
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	112,900	77,077
	Jiangsu Zhongtian Technology Co. Ltd., Class A	48,900	129,380
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	80,300	40,052
	Jiangxi Bank Co. Ltd., Class H	182,500	60,147
	Jiangxi Copper Co. Ltd., Class H	498,000	816,600
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	23,899
	Jiangxi Wannianqing Cement Co. Ltd., Class A	27,200	51,721
	Jiangxi Zhengbang Technology Co. Ltd., Class A	75,800	106,295
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	38,314
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	44,387
*	Jiayin Group, Inc., ADR	8,400	17,136
	Jiayou International Logistics Co. Ltd., Class A	7,670	23,248
	Jiayuan International Group Ltd.	602,319	209,289
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	85,896
*	Jilin Electric Power Co. Ltd., Class A	68,400	82,407
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	18,100	8,607

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinchuan Group International Resources Co. Ltd.	1,549,000	$276,728
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	54,339
#	Jingrui Holdings Ltd.	221,000	58,202
	Jinke Properties Group Co. Ltd., Class A	129,323	91,675
#*	JinkoSolar Holding Co. Ltd., ADR	19,315	852,371
	Jinyu Bio-Technology Co. Ltd., Class A	26,100	58,734
	Jinyuan EP Co. Ltd., Class A	36,400	75,782
#Ω	Jiumaojiu International Holdings Ltd.	322,000	695,387
	Jiuzhitang Co. Ltd., Class A	24,800	35,110
	Jizhong Energy Resources Co. Ltd., Class A	24,600	19,722
	JL Mag Rare-Earth Co. Ltd., Class A	12,000	67,447
	JNBY Design Ltd.	87,000	128,668
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	66,200	121,799
	Joinn Laboratories China Co. Ltd., Class A	5,040	77,028
	Jointo Energy Investment Co. Ltd. Hebei, Class A	44,000	30,356
	Jointown Pharmaceutical Group Co. Ltd., Class A	55,462	116,343
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,500	68,408
	Joy City Property Ltd.	1,704,000	83,201
	Joyoung Co. Ltd., Class A	28,300	100,476
	JOYY, Inc., ADR	21,567	1,090,428
	JSTI Group, Class A	36,800	36,032
	Ju Teng International Holdings Ltd.	412,000	83,952
	Juewei Food Co. Ltd., Class A	9,000	74,898
	Juneyao Airlines Co. Ltd., Class A	26,800	75,940
	Jutal Offshore Oil Services Ltd.	216,000	23,121
	JY Grandmark Holdings Ltd.	13,000	4,295
*	Kai Yuan Holdings Ltd.	1,320,000	4,483
	Kaisa Group Holdings Ltd.	899,000	101,654
	Kaisa Prosperity Holdings Ltd.	21,750	29,794
	Kaiser China Cultural Co. Ltd., Class A	29,400	33,232
	Kaishan Group Co. Ltd., Class A	17,000	41,101
*Ω	Kangda International Environmental Co. Ltd.	250,000	24,448
*	Kasen International Holdings Ltd.	158,000	15,033
	Keboda Technology Co. Ltd., Class A	1,700	21,292
	Keeson Technology Corp. Ltd., Class A	7,800	27,154
	Kehua Data Co. Ltd., Class A	6,900	34,035
	Keshun Waterproof Technologies Co. Ltd., Class A	9,500	24,127
	Kingboard Holdings Ltd.	342,900	1,655,426
	Kingboard Laminates Holdings Ltd.	535,473	918,365
	KingClean Electric Co. Ltd., Class A	10,020	39,763
*	Kingdee International Software Group Co. Ltd.	266,000	609,497
	Kingfa Sci & Tech Co. Ltd., Class A	66,300	119,039
	Kingsoft Corp. Ltd.	316,800	1,423,657
*	Ko Yo Chemical Group Ltd.	1,756,000	73,212
	Konfoong Materials International Co. Ltd., Class A	5,300	43,657
*	Kong Sun Holdings Ltd.	650,000	4,286
	Konka Group Co. Ltd., Class A	48,100	44,410
*Ω	Koolearn Technology Holding Ltd.	96,000	51,657
	KPC Pharmaceuticals, Inc., Class A	26,900	40,389
*	Kuang-Chi Technologies Co. Ltd., Class A	23,200	73,258
	Kunlun Energy Co. Ltd.	1,724,000	1,787,869
	Kunlun Tech Co. Ltd., Class A	36,800	109,134
	Kunming Yunnei Power Co. Ltd., Class A	59,300	31,862
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	21,800	36,402
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,100	26,364
	KWG Group Holdings Ltd.	761,330	416,284
	KWG Living Group Holdings Ltd.	396,915	174,608
	Lakala Payment Co. Ltd., Class A	27,400	112,473
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	17,702

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lao Feng Xiang Co. Ltd., Class A	9,100	$65,337
	Laobaixing Pharmacy Chain JSC, Class A	11,840	79,469
*	Launch Tech Co. Ltd., Class H	53,500	23,776
	LB Group Co. Ltd., Class A	42,700	164,810
	Lee & Man Chemical Co. Ltd.	110,000	96,936
	Lee & Man Paper Manufacturing Ltd.	734,000	502,688
	Lee's Pharmaceutical Holdings Ltd.	124,500	48,033
Ω	Legend Holdings Corp., Class H	257,900	358,835
	Lenovo Group Ltd.	3,042,000	3,296,639
	Lens Technology Co. Ltd., Class A	71,600	193,957
	Leo Group Co. Ltd., Class A	250,000	91,442
*	Leoch International Technology Ltd.	67,000	6,720
	Lepu Medical Technology Beijing Co. Ltd., Class A	36,707	120,045
*	LexinFintech Holdings Ltd., ADR	50,834	181,986
	Leyard Optoelectronic Co. Ltd., Class A	58,500	84,669
*	Li Auto, Inc., ADR	36,203	944,536
	Li Ning Co. Ltd.	448,500	4,376,463
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	20,857
*	Lianhua Supermarket Holdings Co. Ltd., Class H	64,000	5,779
	Liaoning Cheng Da Co. Ltd., Class A	26,600	69,775
	Liaoning Port Co. Ltd., Class H	242,000	22,098
	Lier Chemical Co. Ltd., Class A	19,700	89,751
*	Lifestyle China Group Ltd.	222,000	33,132
#*	Lifetech Scientific Corp.	1,242,000	515,337
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	20,085
*	Lingyi iTech Guangdong Co., Class A	127,100	123,506
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	8,700	11,280
	Livzon Pharmaceutical Group, Inc., Class H	71,171	253,869
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,900	51,851
	LK Technology Holdings Ltd.	159,500	244,087
	Logan Group Co. Ltd.	673,000	418,969
	Loncin Motor Co. Ltd., Class A	64,300	49,832
	Long Yuan Construction Group Co. Ltd., Class A	37,800	32,525
Ω	Longfor Group Holdings Ltd.	532,000	3,191,375
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	26,152
	LONGi Green Energy Technology Co. Ltd., Class A	71,128	797,349
	Longshine Technology Group Co. Ltd., Class A	16,400	85,975
	Lonking Holdings Ltd.	1,137,000	331,670
	Luenmei Quantum Co. Ltd., Class A	16,000	20,638
*	Luoniushan Co. Ltd., Class A	29,300	30,868
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	13,900	19,906
#*	Luoyang Glass Co. Ltd., Class H	90,000	160,080
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	1,800	48,253
	Luxi Chemical Group Co. Ltd., Class A	64,000	143,198
	Luxshare Precision Industry Co. Ltd., Class A	93,218	699,080
*Ω	Luye Pharma Group Ltd.	865,500	378,044
#*	LVGEM China Real Estate Investment Co. Ltd.	398,000	75,102
	Maanshan Iron & Steel Co. Ltd., Class H	444,000	174,179
	Maccura Biotechnology Co. Ltd., Class A	20,700	81,543
*	Macrolink Culturaltainment Development Co. Ltd., Class A	46,900	23,717
	Mango Excellent Media Co. Ltd., Class A	25,400	141,807
*Ω	Maoyan Entertainment	177,400	228,820
*	Maoye International Holdings Ltd.	383,000	11,404
*	Markor International Home Furnishings Co. Ltd., Class A	47,400	25,893
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,800	36,949
*Ω	Meitu, Inc.	815,500	161,686
*Ω	Meituan, Class B	232,400	6,933,501
#	Microport Scientific Corp.	90,944	262,125

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Midea Group Co. Ltd., Class A	148,000	$1,720,768
Ω	Midea Real Estate Holding Ltd.	138,200	204,176
	Min Xin Holdings Ltd.	66,000	30,222
	Ming Yang Smart Energy Group Ltd., Class A	40,600	165,395
*	Mingfa Group International Co. Ltd.	374,000	22,071
	Minmetals Land Ltd.	687,644	75,127
Ω	Minsheng Education Group Co. Ltd.	290,000	30,659
	Minth Group Ltd.	380,000	1,757,296
*	Misho Ecology & Landscape Co. Ltd., Class A	19,700	7,063
	MLS Co. Ltd., Class A	53,400	110,689
*	MMG Ltd.	1,562,000	507,158
	Modern Land China Co. Ltd.	436,000	8,400
	Monalisa Group Co. Ltd., Class A	9,500	36,449
	Montage Technology Co. Ltd., Class A	1,605	18,133
*	More Return PCL	812,500	41,973
*Ω	Mulsanne Group Holding Ltd.	62,000	42,596
	Muyuan Foods Co. Ltd., Class A	104,114	906,347
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	30,030
	MYS Group Co. Ltd., Class A	32,200	17,690
*	Nan Hai Corp. Ltd.	4,000,000	19,986
	NanJi E-Commerce Co. Ltd., Class A	73,286	67,772
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	3,700	19,529
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,500	61,897
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	126,684
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	24,763	141,503
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	54,092
	Nanjing Securities Co. Ltd., Class A	64,200	91,201
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	74,530
	Nanjing Yunhai Special Metals Co. Ltd., Class A	6,600	19,581
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,000	41,765
	NARI Technology Co. Ltd., Class A	50,120	280,391
	NAURA Technology Group Co. Ltd., Class A	3,100	141,060
*	NavInfo Co. Ltd., Class A	37,100	93,551
	NetDragon Websoft Holdings Ltd.	127,500	321,823
	NetEase, Inc., ADR	64,693	6,686,668
	New China Life Insurance Co. Ltd., Class H	381,000	1,086,700
	New Hope Dairy Co. Ltd., Class A	11,200	24,241
*	New Hope Liuhe Co. Ltd., Class A	49,600	126,331
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	163,603	233,952
*	New Sparkle Roll International Group Ltd.	1,216,000	27,686
*	New World Department Store China Ltd.	209,000	32,760
*	Newborn Town, Inc.	144,000	76,486
	Newland Digital Technology Co. Ltd., Class A	29,200	75,714
	Nexteer Automotive Group Ltd.	439,000	483,220
	Nine Dragons Paper Holdings Ltd.	906,000	904,977
	Ninestar Corp., Class A	27,591	213,196
	Ningbo Huaxiang Electronic Co. Ltd., Class A	18,700	58,582
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,300	28,047
	Ningbo Joyson Electronic Corp., Class A	22,700	66,132
	Ningbo Orient Wires & Cables Co. Ltd., Class A	21,600	202,257
	Ningbo Tuopu Group Co. Ltd., Class A	8,500	74,627
	Ningbo Yunsheng Co. Ltd., Class A	21,900	39,267
	Ningbo Zhoushan Port Co. Ltd., Class A	65,900	41,065
	Ningxia Baofeng Energy Group Co. Ltd., Class A	86,000	218,329
*	NIO, Inc., ADR	92,190	2,259,577
*	Niu Technologies, Sponsored ADR	14,706	206,619
*	Noah Holdings Ltd., Sponsored ADR	5,159	161,941
	Norinco International Cooperation Ltd., Class A	18,600	22,884
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	68,539

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Securities Co. Ltd., Class A	64,000	$85,720
	NSFOCUS Technologies Group Co. Ltd., Class A	15,100	33,269
#*	NVC International Holdings Ltd.	1,151,000	25,078
*	Oceanwide Holdings Co. Ltd., Class A	162,155	46,352
*	Offcn Education Technology Co. Ltd., Class A	20,500	21,503
	Offshore Oil Engineering Co. Ltd., Class A	103,100	72,825
*	OFILM Group Co. Ltd., Class A	61,600	77,807
	Oppein Home Group, Inc., Class A	5,363	116,512
	Opple Lighting Co. Ltd., Class A	9,601	28,824
	ORG Technology Co. Ltd., Class A	95,400	89,576
*	Orient Group, Inc., Class A	105,200	47,742
Ω	Orient Securities Co. Ltd., Class H	178,800	140,138
	Oriental Pearl Group Co. Ltd., Class A	55,600	73,284
*	Ourpalm Co. Ltd., Class A	97,200	57,151
	Ovctek China, Inc., Class A	7,945	47,807
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	17,809
	Pacific Online Ltd.	173,000	28,552
*	Pacific Securities Co. Ltd., Class A	125,700	62,871
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	184,700	108,235
	PAX Global Technology Ltd.	414,000	299,868
	PCI Technology Group Co. Ltd., Class A	48,300	65,445
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	50,900	26,130
	People's Insurance Co. Group of China Ltd., Class H	1,367,000	432,587
	Perfect World Co. Ltd., Class A	29,200	63,544
Ω	Pharmaron Beijing Co. Ltd., Class H	22,900	291,331
	PhiChem Corp., Class A	14,400	52,732
#*	Phoenix Media Investment Holdings Ltd.	466,000	27,592
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,581,726
*	Pinduoduo, Inc., ADR	23,298	1,394,152
	Ping An Bank Co. Ltd., Class A	263,100	660,090
#*Ω	Ping An Healthcare & Technology Co. Ltd.	137,200	437,769
	Ping An Insurance Group Co. of China Ltd., Class H	2,198,000	17,442,932
	PNC Process Systems Co. Ltd., Class A	3,100	20,480
*	Polaris Bay Group Co. Ltd., Class A	47,200	68,656
*	Poly Culture Group Co. Ltd., Class H	41,600	23,261
	Poly Developments & Holdings Group Co. Ltd., Class A	114,800	283,185
	Poly Property Group Co. Ltd.	1,180,111	310,300
	Poly Property Services Co. Ltd., Class H	51,600	385,218
#Ω	Postal Savings Bank of China Co. Ltd., Class H	2,018,000	1,681,296
*	Pou Sheng International Holdings Ltd.	1,069,687	171,786
	Power Construction Corp. of China Ltd., Class A	138,200	189,327
	Powerlong Commercial Management Holdings Ltd.	63,000	133,427
	Powerlong Real Estate Holdings Ltd.	777,000	433,702
	Proya Cosmetics Co. Ltd., Class A	2,200	58,830
	Pujiang International Group Ltd.	62,000	25,539
*	PW Medtech Group Ltd.	223,000	30,087
	Q Technology Group Co. Ltd.	205,000	222,911
*Ω	Qeeka Home Cayman, Inc.	2,500	185
	Qianhe Condiment & Food Co. Ltd., Class A	17,040	51,112
	Qingdao East Steel Tower Stock Co. Ltd., Class A	37,100	51,914
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	9,300	22,447
	Qingdao Gon Technology Co. Ltd., Class A	8,500	33,890
	Qingdao Haier Biomedical Co. Ltd., Class A	945	10,729
	Qingdao Hanhe Cable Co. Ltd., Class A	109,300	77,911
Ω	Qingdao Port International Co. Ltd., Class H	72,000	39,072
	Qingdao Rural Commercial Bank Corp., Class A	35,300	20,855
	Qingdao TGOOD Electric Co. Ltd., Class A	13,600	44,045
	Qingdao Topscomm Communication, Inc., Class A	24,800	28,736
	Qingling Motors Co. Ltd., Class H	316,000	62,955

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qudian, Inc., Sponsored ADR	34,095	$31,330
	Quectel Wireless Solutions Co. Ltd., Class A	700	20,912
	Rainbow Digital Commercial Co. Ltd., Class A	29,600	32,580
	Raisecom Technology Co. Ltd., Class A	6,400	7,591
	Rastar Group, Class A	34,300	19,504
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	31,914
#*	Realord Group Holdings Ltd.	126,000	147,675
*Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	125,906
Ω	Redco Properties Group Ltd.	542,000	186,465
#	Redsun Properties Group Ltd.	462,000	157,148
	Renhe Pharmacy Co. Ltd., Class A	57,900	66,960
	Renrui Human Resources Technology Holdings Ltd.	24,300	27,509
	Rianlon Corp., Class A	7,000	48,021
	Richinfo Technology Co. Ltd., Class A	9,000	22,201
	Risen Energy Co. Ltd., Class A	5,200	18,009
	RiseSun Real Estate Development Co. Ltd., Class A	128,200	90,227
	Riyue Heavy Industry Co. Ltd., Class A	9,600	42,397
	Road King Infrastructure Ltd.	91,000	86,361
	Rongan Property Co. Ltd., Class A	52,800	20,030
	Rongsheng Petrochemical Co. Ltd., Class A	194,520	557,374
#	Ronshine China Holdings Ltd.	317,500	131,334
	Runjian Co. Ltd., Class A	6,400	34,252
*	RYB Education, Inc., ADR	3,600	6,336
*	S Hotels & Resorts PCL	364,300	38,296
	Sai Micro Electronics, Inc., Class A	6,110	20,560
	SAIC Motor Corp. Ltd., Class A	73,900	219,753
	Sailun Group Co. Ltd., Class A	71,600	131,414
	Sanan Optoelectronics Co. Ltd., Class A	31,700	142,100
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	43,160
	Sangfor Technologies, Inc., Class A	2,900	71,121
	Sanquan Food Co. Ltd., Class A	24,500	61,589
	Sansteel Minguang Co. Ltd. Fujian, Class A	89,200	97,705
	Sany Heavy Equipment International Holdings Co. Ltd.	483,000	506,500
	Sany Heavy Industry Co. Ltd., Class A	167,200	533,935
	Satellite Chemical Co. Ltd., Class A	30,860	205,633
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	27,552
	Sealand Securities Co. Ltd., Class A	158,100	97,328
	Seazen Group Ltd.	1,135,333	768,056
	Seazen Holdings Co. Ltd., Class A	56,500	295,722
	S-Enjoy Service Group Co. Ltd.	106,000	189,832
	SF Holding Co. Ltd., Class A	41,300	414,738
	SG Micro Corp., Class A	2,100	91,899
	SGIS Songshan Co. Ltd., Class A	82,700	57,881
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	55,400	91,514
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	43,118	134,370
#	Shandong Chenming Paper Holdings Ltd., Class H	158,249	72,590
	Shandong Dawn Polymer Co. Ltd., Class A	8,800	19,486
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	14,900	39,741
#Ω	Shandong Gold Mining Co. Ltd., Class H	122,500	206,737
*	Shandong Head Group Co. Ltd., Class A	5,000	40,588
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	95,789
	Shandong Hi-speed Co. Ltd., Class A	35,300	29,548
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	257,662
	Shandong Humon Smelting Co. Ltd., Class A	52,900	92,654
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	13,500	63,934
	Shandong Linglong Tyre Co. Ltd., Class A	23,700	114,775
	Shandong Longda Meishi Co. Ltd., Class A	36,200	50,839
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	13,100	31,149
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	70,400	37,199

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Nanshan Aluminum Co. Ltd., Class A	149,900	$103,005
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	20,834
	Shandong Pharmaceutical Glass Co. Ltd., Class A	7,700	42,015
	Shandong Publishing & Media Co. Ltd., Class A	47,900	44,725
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	151,332
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,121,600	1,382,251
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	67,600	36,733
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	35,300	54,514
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	164,000	63,782
	Shanghai AJ Group Co. Ltd., Class A	54,031	55,169
	Shanghai Bailian Group Co. Ltd., Class A	37,800	70,415
	Shanghai Baosight Software Co. Ltd., Class A	16,860	144,227
	Shanghai Belling Co. Ltd., Class A	15,300	50,555
	Shanghai Construction Group Co. Ltd., Class A	137,500	71,286
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	15,725	47,361
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	21,108
	Shanghai Environment Group Co. Ltd., Class A	28,258	51,861
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	13,710	63,720
#*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	225,844
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	112,000	55,377
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,900	31,939
	Shanghai Gench Education Group Ltd.	34,500	19,156
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	5,500	19,880
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,100	47,877
	Shanghai Industrial Development Co. Ltd., Class A	57,300	34,164
	Shanghai Industrial Holdings Ltd.	252,000	371,764
	Shanghai Industrial Urban Development Group Ltd.	918,400	88,732
*	Shanghai International Airport Co. Ltd., Class A	7,800	62,286
	Shanghai International Port Group Co. Ltd., Class A	90,300	80,938
	Shanghai Jahwa United Co. Ltd., Class A	10,300	65,756
	Shanghai Jin Jiang Capital Co. Ltd., Class H	668,000	249,640
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	3,000	26,695
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,400	30,153
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	5,200	28,896
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	10,000	21,508
	Shanghai Kinetic Medical Co. Ltd., Class A	14,700	21,257
	Shanghai Liangxin Electrical Co. Ltd., Class A	8,200	20,431
	Shanghai Lingang Holdings Corp. Ltd., Class A	27,800	63,417
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	64,091
	Shanghai M&G Stationery, Inc., Class A	18,800	162,872
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	32,664
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	54,034
	Shanghai Moons' Electric Co. Ltd., Class A	10,800	35,164
	Shanghai Pudong Construction Co. Ltd., Class A	21,300	20,460
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	357,797
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,980	135,321
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	64,532
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	20,232
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	37,702
	Shanghai Shimao Co. Ltd., Class A	110,100	56,766
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	31,700	44,159
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	20,677
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	76,647
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	24,300	48,981
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,800	86,208
	Shanghai Weaver Network Co. Ltd., Class A	6,620	74,650
	Shanghai Yaoji Technology Co. Ltd., Class A	10,800	39,134
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	28,000	40,769
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	29,881	64,629

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	$68,608
	Shanxi Coking Co. Ltd., Class A	70,980	58,634
	Shanxi Securities Co. Ltd., Class A	59,800	55,775
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	137,600	148,316
	Shanying International Holding Co. Ltd., Class A	134,600	66,792
*	Shengda Resources Co. Ltd., Class A	18,300	35,593
	Shenghe Resources Holding Co. Ltd., Class A	26,900	70,135
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	110,997
	Shenguan Holdings Group Ltd.	550,000	31,573
	Shengyi Technology Co. Ltd., Class A	38,000	118,287
	Shennan Circuits Co. Ltd., Class A	7,216	135,493
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	673,600	166,223
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	55,754
*	Shenzhen Airport Co. Ltd., Class A	60,600	71,662
	Shenzhen Aisidi Co. Ltd., Class A	47,700	75,015
	Shenzhen Anche Technologies Co. Ltd., Class A	2,700	10,981
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	19,240
	Shenzhen Capchem Technology Co. Ltd., Class A	5,600	84,166
	Shenzhen Center Power Tech Co. Ltd., Class A	12,100	33,311
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	30,344
	Shenzhen Comix Group Co. Ltd., Class A	27,700	31,017
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	50,084
	Shenzhen Desay Battery Technology Co., Class A	9,425	72,035
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	21,273
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	35,080	77,833
	Shenzhen Expressway Corp. Ltd., Class H	216,000	213,915
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	46,000	87,206
	Shenzhen Gas Corp. Ltd., Class A	37,200	45,595
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	31,660
	Shenzhen Goodix Technology Co. Ltd., Class A	2,900	40,681
*	Shenzhen Grandland Group Co. Ltd., Class A	44,100	17,137
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	21,000	75,463
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	70,818
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	65,621
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	35,480
	Shenzhen Inovance Technology Co. Ltd., Class A	32,550	311,657
	Shenzhen International Holdings Ltd.	645,430	654,935
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	34,739
	Shenzhen Investment Ltd.	1,546,668	363,286
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	23,347
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	27,000	22,607
	Shenzhen Kaifa Technology Co. Ltd., Class A	36,200	76,378
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,600	45,782
	Shenzhen Kedali Industry Co. Ltd., Class A	1,700	41,982
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	103,332
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	5,900	19,945
	Shenzhen Megmeet Electrical Co. Ltd., Class A	12,900	60,929
*	Shenzhen Microgate Technology Co. Ltd., Class A	17,300	32,422
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	673,604
*	Shenzhen MTC Co. Ltd., Class A	165,018	112,123
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	52,609
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	41,967
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	167,415
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	30,780
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	15,087	55,846
	Shenzhen SC New Energy Technology Corp., Class A	4,400	57,093
*	Shenzhen SDG Information Co. Ltd., Class A	36,600	35,388
	Shenzhen Senior Technology Material Co. Ltd., Class A	3,700	20,920
	Shenzhen Sinovatio Technology Co. Ltd., Class A	4,300	18,952

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	$44,817
	Shenzhen Sunlord Electronics Co. Ltd., Class A	16,700	88,907
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	31,200	65,930
	Shenzhen Sunway Communication Co. Ltd., Class A	22,800	77,118
	Shenzhen Tagen Group Co. Ltd., Class A	63,800	61,628
	Shenzhen Topband Co. Ltd., Class A	7,900	18,131
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	20,216
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	53,860
	Shenzhen World Union Group, Inc., Class A	48,200	26,893
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	54,446
	Shenzhen Yinghe Technology Co. Ltd., Class A	5,200	21,366
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	36,742
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,247	104,477
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	37,511
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	105,300	76,673
	Shenzhou International Group Holdings Ltd.	195,200	3,621,925
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	45,813
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	37,380	123,097
#	Shimao Group Holdings Ltd.	612,356	451,303
*	Shineco, Inc.	1,600	5,552
	Shinva Medical Instrument Co. Ltd., Class A	8,300	28,455
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	41,227
	Shui On Land Ltd.	1,718,021	242,878
*	Sichuan Development Lomon Co. Ltd., Class A	10,600	18,781
	Sichuan Expressway Co. Ltd., Class H	284,000	74,754
*	Sichuan Haite High-tech Co. Ltd., Class A	22,800	41,241
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	156,078
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	4,000	14,357
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	35,600	99,075
*	Sichuan Languang Development Co. Ltd., Class A	77,600	24,286
	Sichuan Road & Bridge Co. Ltd., Class A	102,200	173,412
	Sichuan Shuangma Cement Co. Ltd., Class A	21,200	74,164
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	21,461
	Sichuan Yahua Industrial Group Co. Ltd., Class A	18,600	68,517
	Sieyuan Electric Co. Ltd., Class A	20,300	146,185
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,804,000	338,200
	Sino Biopharmaceutical Ltd.	3,628,000	2,502,061
	Sino Wealth Electronic Ltd., Class A	6,740	58,527
	Sinocare, Inc., Class A	8,200	30,448
	Sinochem International Corp., Class A	81,480	98,056
	Sinofert Holdings Ltd.	1,006,000	134,809
	Sinofibers Technology Co. Ltd., Class A	2,700	20,360
	Sinolink Securities Co. Ltd., Class A	56,400	92,414
*	Sinolink Worldwide Holdings Ltd.	1,274,400	37,868
	Sinoma International Engineering Co., Class A	47,900	77,415
	Sinoma Science & Technology Co. Ltd., Class A	33,514	156,558
	Sinomach Automobile Co. Ltd., Class A	22,300	25,913
	Sino-Ocean Group Holding Ltd.	1,385,003	340,151
	Sinopec Kantons Holdings Ltd.	518,000	197,934
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,572,000	346,902
	Sinopharm Group Co. Ltd., Class H	662,400	1,481,652
	Sino-Platinum Metals Co. Ltd., Class A	13,260	48,817
	Sinosoft Co. Ltd., Class A	5,100	22,953
	Sinosoft Technology Group Ltd.	238,800	24,112
	Sinotrans Ltd., Class H	948,000	308,614
	Sinotruk Hong Kong Ltd.	347,500	516,892
	Skshu Paint Co. Ltd., Class A	2,324	38,939
	SKY ICT PCL, Class F	74,900	25,870
	Skyfame Realty Holdings Ltd.	1,318,000	142,095

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co. Ltd., Class A	35,300	$69,873
*	Skyworth Group Ltd.	687,476	406,163
*	SOHO China Ltd.	1,086,412	237,342
*	Sohu.com Ltd., ADR	4,233	77,041
*	Solargiga Energy Holdings Ltd.	664,000	30,082
	Songcheng Performance Development Co. Ltd., Class A	38,400	92,909
	SooChow Securities Co. Ltd., Class A	85,410	105,644
*	Sou Yu Te Group Co. Ltd., Class A	136,300	32,567
*	South Manganese Investment Ltd.	298,000	35,363
	Southwest Securities Co. Ltd., Class A	36,200	27,313
*	Spring Airlines Co. Ltd., Class A	9,700	87,360
*	SPT Energy Group, Inc.	484,000	17,504
	SSY Group Ltd.	727,719	323,491
	Starflex PCL	69,000	9,616
*	STARK Corp. PCL	924,300	125,479
*	Starrise Media Holdings Ltd.	70,000	1,465
	State Grid Information & Communication Co. Ltd., Class A	16,200	50,814
††	Suchuang Gas Corp. Ltd.	24,000	5,587
*	Sumavision Technologies Co. Ltd., Class A	28,700	35,106
	Sun Art Retail Group Ltd.	983,000	358,972
	Sun King Technology Group Ltd.	340,000	141,381
	Sunac China Holdings Ltd.	1,318,000	1,624,199
	Sunflower Pharmaceutical Group Co. Ltd., Class A	18,983	41,401
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	25,098
	Sungrow Power Supply Co. Ltd., Class A	9,100	165,210
*	Suning Universal Co. Ltd., Class A	121,700	77,776
*	Suning.com Co. Ltd., Class A	161,900	99,719
	Sunny Optical Technology Group Co. Ltd.	130,100	3,358,864
	Sunresin New Materials Co. Ltd., Class A	7,647	115,414
*Ω	Sunshine 100 China Holdings Ltd.	120,000	6,080
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	44,657
*	Sunwave Communications Co. Ltd., Class A	15,500	11,522
	Sunwoda Electronic Co. Ltd., Class A	22,500	126,881
	Suofeiya Home Collection Co. Ltd., Class A	11,100	38,205
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	50,995
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	174,160
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	85,982
	Suzhou Maxwell Technologies Co. Ltd., Class A	600	47,133
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	11,779
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	3,400	35,899
	Suzhou TFC Optical Communication Co. Ltd., Class A	7,740	41,435
	SY Holdings Group Ltd.	120,000	114,134
	Symphony Holdings Ltd.	690,000	96,445
	Taiji Computer Corp. Ltd., Class A	13,579	51,840
*	Talkweb Information System Co. Ltd., Class A	25,100	27,657
	TangShan Port Group Co. Ltd., Class A	193,130	82,843
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	76,700	95,387
*	Taung Gold International Ltd.	4,350,000	17,337
	TCL Electronics Holdings Ltd.	454,666	231,504
	TCL Technology Group Corp., Class A	340,600	303,552
	Tech-Bank Food Co. Ltd., Class A	49,700	48,666
††	Tech-Pro, Inc.	1,644,000	2,699
	Ten Pao Group Holdings Ltd.	172,000	46,612
	Tencent Holdings Ltd.	1,212,700	75,990,540
*	Tencent Music Entertainment Group, ADR	197,981	1,223,523
	Tenfu Cayman Holdings Co. Ltd.	66,000	44,870
	Texhong Textile Group Ltd.	73,000	94,373
	Three Squirrels, Inc., Class A	10,100	53,981
	Thunder Software Technology Co. Ltd., Class A	3,200	71,020

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co. Ltd.	209,000	$110,288
*Ω	Tian Ge Interactive Holdings Ltd.	204,000	22,492
	Tian Lun Gas Holdings Ltd.	105,500	125,354
*	Tian Shan Development Holding Ltd.	114,000	30,070
#	Tiangong International Co. Ltd.	464,000	230,309
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	63,896
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	62,742
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	74,700	72,404
	Tianjin Development Holdings Ltd.	186,000	41,598
	Tianjin Guangyu Development Co. Ltd., Class A	21,800	72,451
	Tianjin Port Development Holdings Ltd.	922,000	75,773
	Tianjin Teda Co. Ltd., Class A	44,400	28,381
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	27,000	184,137
	Tianli Education International Holdings Ltd.	489,000	119,788
	Tianma Microelectronics Co. Ltd., Class A	32,700	61,606
#	Tianneng Power International Ltd.	396,000	408,476
	Tianshui Huatian Technology Co. Ltd., Class A	72,500	131,609
*	Tianyun International Holdings Ltd.	188,000	35,247
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	19,115
	Tibet Summit Resources Co. Ltd., Class A	31,200	142,288
	Tibet Tianlu Co. Ltd., Class A	26,700	25,827
	Times China Holdings Ltd.	331,000	128,291
	Tingyi Cayman Islands Holding Corp.	876,000	1,814,884
	Titan Wind Energy Suzhou Co. Ltd., Class A	49,300	156,380
	TK Group Holdings Ltd.	62,000	20,628
	Tofflon Science & Technology Group Co. Ltd., Class A	9,300	55,049
	Toly Bread Co. Ltd., Class A	19,382	79,491
	Tomson Group Ltd.	236,385	61,841
	Tong Ren Tang Technologies Co. Ltd., Class H	282,000	264,571
*	Tongcheng Travel Holdings Ltd.	350,000	720,218
*	Tongda Group Holdings Ltd.	2,864,999	74,969
*	Tongdao Liepin Group	38,800	94,022
*	Tongding Interconnection Information Co. Ltd., Class A	53,200	40,795
	TongFu Microelectronics Co. Ltd., Class A	32,500	89,829
*	Tongguan Gold Group Ltd.	220,000	21,100
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	88,962
	Tongkun Group Co. Ltd., Class A	40,500	133,267
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	38,200	38,106
	Tongling Nonferrous Metals Group Co. Ltd., Class A	217,505	117,496
	Tongwei Co. Ltd., Class A	64,400	384,523
	Tongyu Communication, Inc., Class A	9,300	21,782
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	59,931
#	Top Spring International Holdings Ltd.	95,000	12,544
*	Topchoice Medical Corp., Class A	4,200	98,896
	Topsec Technologies Group, Inc., Class A	17,800	42,919
Ω	Topsports International Holdings Ltd.	686,000	619,841
	Towngas Smart Energy Co. Ltd.	339,359	250,175
	Transfar Zhilian Co. Ltd., Class A	72,900	89,124
	TravelSky Technology Ltd., Class H	311,500	583,764
*	Trigiant Group Ltd.	420,000	29,282
*	Trip.com Group Ltd., ADR	98,998	2,634,337
*	Trip.com Group Ltd.	20,000	532,204
	TRS Information Technology Corp. Ltd., Class A	16,600	28,914
	Truly International Holdings Ltd.	781,140	315,587
Ω	Tsaker Chemical Group Ltd.	61,500	10,284
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,100	45,767
*	Tuniu Corp., Sponsored ADR	18,924	24,980
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	27,312
	Ucloudlink Group, Inc., ADR	1,600	2,928

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	UE Furniture Co. Ltd., Class A	7,900	$13,698
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,600	225,256
	Unilumin Group Co. Ltd., Class A	33,600	41,979
	Uni-President China Holdings Ltd.	674,966	637,930
	Unisplendour Corp. Ltd., Class A	41,740	138,278
	United Energy Group Ltd.	3,834,000	567,774
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	46,599
††	Untrade.CTEG	882,000	7,217
	Valiant Co. Ltd., Class A	24,900	84,524
	Vatti Corp. Ltd., Class A	51,700	47,726
	Victory Giant Technology Huizhou Co. Ltd., Class A	20,200	83,129
	Vinda International Holdings Ltd.	167,000	449,416
#*	Viomi Technology Co. Ltd., ADR	17,433	35,738
*	Vipshop Holdings Ltd., ADR	231,854	2,158,561
	Walvax Biotechnology Co. Ltd., Class A	12,600	97,201
*	Wanda Film Holding Co. Ltd., Class A	16,250	37,702
	Wangfujing Group Co. Ltd., Class A	19,100	82,225
	Wangneng Environment Co. Ltd., Class A	18,508	54,263
	Wangsu Science & Technology Co. Ltd., Class A	85,900	79,025
	Wanguo International Mining Group Ltd.	78,000	17,677
	Wanhua Chemical Group Co. Ltd., Class A	63,980	923,653
	Want Want China Holdings Ltd.	1,843,000	1,808,198
	Wanxiang Qianchao Co. Ltd., Class A	99,520	88,565
	Wasion Holdings Ltd.	236,000	96,236
	Wasu Media Holding Co. Ltd., Class A	50,700	61,198
#*	Weibo Corp., Sponsored ADR	25,420	880,803
	Weichai Power Co. Ltd., Class H	610,120	1,107,143
	Weifu High-Technology Group Co. Ltd., Class A	24,400	80,502
	Weihai Guangwei Composites Co. Ltd., Class A	10,400	118,405
	Weiqiao Textile Co., Class H	205,500	63,409
	Wellhope Foods Co. Ltd., Class A	33,300	56,719
*	Wens Foodstuffs Group Co. Ltd., Class A	44,700	142,349
	Western Securities Co. Ltd., Class A	77,804	93,721
	Western Superconducting Technologies Co. Ltd., Class A	5,994	77,378
	Westone Information Industry, Inc., Class A	3,500	22,306
	WICE Logistics PCL	87,900	55,441
	Will Semiconductor Co. Ltd., Class A	10,600	430,639
	Wingtech Technology Co. Ltd., Class A	10,300	175,633
	Winning Health Technology Group Co. Ltd., Class A	18,300	33,369
	Wisdom Education International Holdings Co. Ltd.	294,000	20,185
*	Wison Engineering Services Co. Ltd.	106,000	4,794
	Wolong Electric Group Co. Ltd., Class A	38,600	90,986
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	18,500	18,567
	Wuhan Department Store Group Co. Ltd., Class A	20,700	35,282
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,300	49,516
	Wuhan Guide Infrared Co. Ltd., Class A	25,340	84,078
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	22,552
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	8,300	65,832
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,200	167,167
	Wuhu Token Science Co. Ltd., Class A	79,178	129,127
	WUS Printed Circuit Kunshan Co. Ltd., Class A	45,430	124,782
Ω	WuXi AppTec Co. Ltd., Class H	45,660	654,913
	Wuxi Boton Technology Co. Ltd., Class A	7,800	25,827
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,780	31,956
	Wuxi Taiji Industry Co. Ltd., Class A	71,500	82,566
	XCMG Construction Machinery Co. Ltd., Class A	131,500	117,782
	XGD, Inc., Class A	31,476	70,628
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	223,500	141,124

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen C & D, Inc., Class A	65,200	$96,481
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	33,908
	Xiamen Faratronic Co. Ltd., Class A	3,100	96,527
	Xiamen International Airport Co. Ltd., Class A	5,782	15,265
	Xiamen International Port Co. Ltd., Class H	426,000	46,612
	Xiamen Intretech, Inc., Class A	20,750	98,197
	Xiamen ITG Group Corp. Ltd., Class A	66,100	72,593
	Xiamen Kingdomway Group Co., Class A	21,000	92,017
	Xiamen Tungsten Co. Ltd., Class A	29,500	91,826
	Xiamen Xiangyu Co. Ltd., Class A	73,000	92,238
	Xi'an Triangle Defense Co. Ltd., Class A	3,800	26,380
	Xiandai Investment Co. Ltd., Class A	36,400	23,134
	Xianhe Co. Ltd., Class A	3,700	20,532
*Ω	Xiaomi Corp., Class B	3,992,400	8,469,351
	Xilinmen Furniture Co. Ltd., Class A	9,300	52,651
*	Xinchen China Power Holdings Ltd.	285,000	25,771
	Xinfengming Group Co. Ltd., Class A	38,000	79,822
	Xingda International Holdings Ltd.	483,454	106,191
	Xingfa Aluminium Holdings Ltd.	48,000	53,941
	Xinhu Zhongbao Co. Ltd., Class A	162,000	75,579
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	198,000	149,568
	Xinjiang Communications Construction Group Co. Ltd., Class A	11,300	20,253
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	313,058	545,778
	Xinjiang Tianshan Cement Co. Ltd., Class A	20,500	44,641
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	12,100	43,856
#	Xinte Energy Co. Ltd., Class H	172,800	320,783
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	130,100	95,279
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	44,100	111,713
	Xinyi Energy Holdings Ltd.	598,000	300,040
	Xinyi Solar Holdings Ltd.	1,484,283	2,381,184
	Xinyu Iron & Steel Co. Ltd., Class A	105,000	92,706
#	Xtep International Holdings Ltd.	529,774	951,462
	Xuji Electric Co. Ltd., Class A	21,000	79,485
*	Xunlei Ltd., ADR	30,350	54,933
Ω	Yadea Group Holdings Ltd.	472,000	672,123
*	YaGuang Technology Group Co. Ltd., Class A	35,500	44,765
*	Yanchang Petroleum International Ltd.	3,460,000	18,831
	Yango Group Co. Ltd., Class A	80,500	36,474
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	62,000	89,036
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,400	92,709
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	16,200	34,920
	Yantai Eddie Precision Machinery Co. Ltd., Class A	18,520	87,552
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,500	169,075
	YanTai Shuangta Food Co. Ltd., Class A	44,800	54,905
	Yantai Zhenghai Bio-tech Co. Ltd.	3,200	30,696
*	Yashili International Holdings Ltd.	397,000	28,074
	Yealink Network Technology Corp. Ltd., Class A	12,500	154,316
	YGSOFT, Inc., Class A	18,120	24,493
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	153,400	139,951
*	Yida China Holdings Ltd.	36,000	5,525
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,590	114,314
#	Yihai International Holding Ltd.	186,000	794,029
	Yijiahe Technology Co. Ltd., Class A	3,360	33,968
	Yincheng International Holding Co. Ltd.	58,000	23,186
	Yintai Gold Co. Ltd., Class A	96,740	126,742
	Yipinhong Pharmaceutical Co. Ltd., Class A	8,280	36,378
	Yip's Chemical Holdings Ltd.	88,000	48,654
*	Yiren Digital Ltd., Sponsored ADR	34,424	84,683
*Ω	Yixin Group Ltd.	503,500	81,765

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yixintang Pharmaceutical Group Co. Ltd., Class A	15,900	$75,621
	Yonghui Superstores Co. Ltd., Class A	140,400	86,005
	YongXing Special Materials Technology Co. Ltd., Class A	2,900	55,706
	Yonyou Network Technology Co. Ltd., Class A	19,100	106,126
	Yotrio Group Co. Ltd., Class A	68,400	34,532
	Youngor Group Co. Ltd., Class A	82,400	86,434
*	Youzu Interactive Co. Ltd., Class A	28,800	54,952
	YTO Express Group Co. Ltd., Class A	17,300	44,019
*	Yuan Heng Gas Holdings Ltd.	784,000	57,308
	Yuexiu Property Co. Ltd.	797,058	809,887
	Yuexiu Transport Infrastructure Ltd.	348,752	211,393
	Yum China Holdings, Inc.	107,073	5,145,929
	Yunda Holding Co. Ltd., Class A	56,992	177,489
*	Yunnan Aluminium Co. Ltd., Class A	105,100	184,205
	Yunnan Baiyao Group Co. Ltd., Class A	11,542	164,428
	Yunnan Copper Co. Ltd., Class A	64,400	123,999
	Yunnan Energy New Material Co. Ltd., Class A	7,252	291,660
*	Yunnan Tin Co. Ltd., Class A	54,400	173,576
	Yunnan Water Investment Co. Ltd., Class H	77,000	8,586
	Yutong Bus Co. Ltd., Class A	39,400	62,519
#	Yuzhou Group Holdings Co. Ltd.	1,178,648	95,200
#*	Zai Lab Ltd.	4,050	191,303
	ZBOM Home Collection Co. Ltd., Class A	10,530	43,328
*	Zepp Health Corp., ADR	12,494	62,220
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,800	385,482
	Zhaojin Mining Industry Co. Ltd., Class H	574,500	460,920
	Zhefu Holding Group Co. Ltd., Class A	117,700	111,367
*	Zhejiang Century Huatong Group Co. Ltd., Class A	96,800	103,527
	Zhejiang China Commodities City Group Co. Ltd., Class A	161,800	114,739
	Zhejiang Chint Electrics Co. Ltd., Class A	41,200	310,888
	Zhejiang Communications Technology Co. Ltd.	48,900	42,700
	Zhejiang Crystal-Optech Co. Ltd., Class A	39,800	86,493
	Zhejiang Dahua Technology Co. Ltd., Class A	48,700	147,369
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,840	102,093
	Zhejiang Expressway Co. Ltd., Class H	522,000	448,073
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	15,700	32,787
	Zhejiang Hailiang Co. Ltd., Class A	59,900	108,275
	Zhejiang HangKe Technology, Inc. Co., Class A	2,370	32,768
	Zhejiang Hangmin Co. Ltd., Class A	25,400	22,056
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	59,565
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	56,891
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	37,810	125,006
	Zhejiang Huayou Cobalt Co. Ltd., Class A	6,500	102,226
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,100	76,972
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	26,133
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	54,353
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,400	131,831
*	Zhejiang Jingu Co. Ltd., Class A	31,000	36,241
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	24,720	32,096
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,900	91,729
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	22,200	59,770
	Zhejiang Juhua Co. Ltd., Class A	39,000	79,937
	Zhejiang Longsheng Group Co. Ltd., Class A	62,600	123,163
	Zhejiang Medicine Co. Ltd., Class A	30,500	73,164
	Zhejiang Meida Industrial Co. Ltd., Class A	25,100	66,401
	Zhejiang Narada Power Source Co. Ltd., Class A	28,900	50,362
	Zhejiang NHU Co. Ltd., Class A	45,980	218,711
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	73,840	46,560
	Zhejiang Runtu Co. Ltd., Class A	45,300	64,722

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	47,640	$144,477
	Zhejiang Semir Garment Co. Ltd., Class A	55,900	61,736
*	Zhejiang Shibao Co. Ltd., Class H	78,000	19,455
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	2,600	21,909
	Zhejiang Supor Co. Ltd., Class A	10,000	81,826
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	9,720	73,787
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	57,127
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	67,387
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	31,190	151,045
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,700	138,224
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	56,871
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	26,800	92,129
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	20,734
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	33,707
*	Zhejiang Yongtai Technology Co. Ltd., Class A	11,100	56,899
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	124,000	130,156
	Zhenro Properties Group Ltd.	731,000	347,197
	Zheshang Securities Co. Ltd., Class A	45,000	87,757
*	Zhong An Group Ltd.	906,000	35,080
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	162,400	559,271
	Zhongji Innolight Co. Ltd., Class A	16,100	91,446
	Zhongjin Gold Corp. Ltd., Class A	95,500	120,563
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	63,500	66,567
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	41,065
	Zhongsheng Group Holdings Ltd.	173,500	1,332,847
*	Zhongtian Financial Group Co. Ltd., Class A	203,500	79,690
	Zhongyu Energy Holdings Ltd.	283,455	295,497
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,050	18,122
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	365,000	256,487
	Zhuguang Holdings Group Co. Ltd.	344,000	74,317
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	30,200	41,529
	Zhuzhou CRRC Times Electric Co.	141,050	744,982
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	131,329
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	206,296
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	124,549
	Ziga Innovation PCL	161,300	24,465
*	ZJBC Information Technology Co. Ltd., Class A	25,100	14,359
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	530,800	347,652
	ZTE Corp., Class H	228,720	618,056
	ZTO Express Cayman, Inc., ADR	99,290	2,982,672
TOTAL CHINA			547,072,526
COLOMBIA — (0.1%)
	Banco de Bogota SA	14,172	275,701
	Bancolombia SA, Sponsored ADR	8,929	317,694
	Bancolombia SA	25,379	253,932
	Bolsa de Valores de Colombia	3,425	9,483
	Celsia SA ESP	176,327	195,944
	Cementos Argos SA	17,846	29,135
*	CEMEX Latam Holdings SA	49,384	40,030
*	Corp. Financiera Colombiana SA	36,592	275,935
	Ecopetrol SA	476,635	350,735
	Grupo Aval Acciones y Valores SA, ADR	9,190	52,383
	Grupo Energia Bogota SA ESP	167,811	111,370
	Interconexion Electrica SA ESP	49,389	295,249
	Mineros SA	52,184	49,570
	Promigas SA ESP	7,608	14,184
TOTAL COLOMBIA			2,271,345

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	15,054	$667,544
Ω	Moneta Money Bank AS	144,263	622,095
	O2 Czech Republic AS	7,174	88,778
TOTAL CZECH REPUBLIC			1,378,417
EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE,GDR	289,186	935,500
*	Egyptian Financial Group-Hermes Holding Co.,GDR	10,220	17,360
TOTAL EGYPT			952,860
GREECE — (0.3%)
*	Aegean Airlines SA	8,769	54,161
*	Alpha Services & Holdings SA	332,355	502,969
	Athens Water Supply & Sewage Co. SA	14,835	128,739
	Autohellas Tourist & Trading SA	13,865	149,732
	Bank of Greece	7,126	152,543
*	Ellaktor SA	33,819	47,694
*	Eurobank Ergasias Services & Holdings SA, Class A	403,525	456,388
*††	FF Group	11,777	11,908
*	Fourlis Holdings SA	18,564	89,745
*	GEK Terna Holding Real Estate Construction SA	19,817	205,779
	Hellenic Exchanges - Athens Stock Exchange SA	15,826	69,696
	Hellenic Petroleum Holdings SA	17,406	129,349
	Hellenic Telecommunications Organization SA	42,145	819,186
	Holding Co. ADMIE IPTO SA	35,459	100,180
*	Intracom Holdings SA	17,381	33,829
	JUMBO SA	33,901	504,253
*	LAMDA Development SA	27,190	214,759
	Motor Oil Hellas Corinth Refineries SA	24,096	385,882
	Mytilineos SA	18,742	320,612
*	National Bank of Greece SA	115,571	454,868
*	Piraeus Financial Holdings SA	89,345	150,346
	Piraeus Port Authority SA	3,761	73,248
	Quest Holdings SA	3,484	76,194
	Sarantis SA	12,002	119,067
	Terna Energy SA	12,479	182,007
TOTAL GREECE			5,433,134
HONG KONG — (0.1%)
	Anxin-China Holdings Ltd.	784,000	0
#	Atlas Corp.	9,196	132,974
*	Beijing Energy International Holding Co. Ltd.	1,888,000	63,129
	Chen Lin Education Group Holdings Ltd.	48,000	13,250
*	China Huirong Financial Holdings Ltd.	84,000	11,252
††	China Huiyuan Juice Group Ltd.	159,000	7,150
Ω	China New Higher Education Group Ltd.	373,000	129,013
Ω	CIMC Vehicles Group Co. Ltd., Class H	13,500	10,465
*	CSMall Group Ltd.	99,000	18,079
*Ω	ESR Cayman Ltd.	31,600	107,146
††	Hua Han Health Industry Holdings Ltd.	928,000	6,701
	Karce International Holdings	134,000	0
	Magnum Uranium Corp.	112,000	0
	Prinx Chengshan Holding Ltd.	78,000	66,814
*	SIM Technology Group Ltd.	348,000	18,384
††	SMI Culture & Travel Group Holdings Ltd.	323,197	3,888
	Untrade Youyuan Holdings	136,920	0
	Untrade. C Fiber Optic	396,000	0
	Wharf Holdings Ltd.	398,000	1,360,189

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Wuling Motors Holdings Ltd.	280,000	$48,958
TOTAL HONG KONG			1,997,392
HUNGARY — (0.2%)
#	4iG Nyrt	18,019	47,041
	Magyar Telekom Telecommunications PLC	156,372	207,303
	MOL Hungarian Oil & Gas PLC	182,115	1,588,129
*	Opus Global Nyrt	86,665	55,540
*	OTP Bank Nyrt	37,920	2,200,389
TOTAL HUNGARY			4,098,402
INDIA — (12.4%)
	Aarti Industries Ltd.	55,465	737,349
	ABB India Ltd.	2,863	88,648
	Abbott India Ltd.	1,520	328,447
	Action Construction Equipment Ltd.	13,678	41,379
*	Adani Green Energy Ltd.	56,417	1,427,016
	Adani Ports & Special Economic Zone Ltd.	95,029	921,321
	Adani Total Gas Ltd.	15,492	384,026
*	Adani Transmission Ltd.	82,246	2,206,067
	ADF Foods Ltd.	1,661	19,464
*	Aditya Birla Capital Ltd.	232,948	372,949
	Advanced Enzyme Technologies Ltd.	17,436	73,995
	Aegis Logistics Ltd.	46,855	127,616
	Agro Tech Foods Ltd.	3,172	40,597
*	Ahluwalia Contracts India Ltd.	12,314	67,333
	AIA Engineering Ltd.	12,957	329,182
	Ajanta Pharma Ltd.	12,094	365,831
	Akzo Nobel India Ltd.	3,881	100,514
	Alembic Ltd.	38,303	51,253
	Alembic Pharmaceuticals Ltd.	27,495	281,244
	Alkyl Amines Chemicals	4,697	212,107
	Allcargo Logistics Ltd.	33,994	150,597
*	Alok Industries Ltd.	422,420	176,577
	Amara Raja Batteries Ltd.	27,685	230,511
	Amrutanjan Health Care Ltd.	3,506	39,002
*††	Amtek Auto Ltd.	52,973	366
	Anant Raj Ltd.	43,134	47,680
	Andhra Sugars Ltd.	26,030	53,313
	Apar Industries Ltd.	6,343	58,804
	Apcotex Industries Ltd.	6,457	32,690
*	APL Apollo Tubes Ltd.	43,521	504,316
	Apollo Tyres Ltd.	162,051	473,374
*	Arvind Fashions Ltd.	26,421	110,113
*	Arvind Ltd.	68,483	134,231
	Asahi India Glass Ltd.	25,092	188,815
	Ashiana Housing Ltd.	14,599	33,521
	Ashok Leyland Ltd.	280,650	503,710
*	Ashoka Buildcon Ltd.	60,613	81,049
	Asian Granito India Ltd.	21,297	35,347
	Asian Paints Ltd.	63,631	2,703,058
	Astec Lifesciences Ltd.	1,888	42,658
	Astral Ltd.	20,253	591,115
	AstraZeneca Pharma India Ltd.	547	20,609
	Atul Ltd.	5,123	656,036
*Ω	AU Small Finance Bank Ltd.	26,050	460,832
	Automotive Axles Ltd.	1,880	36,732
	Avanti Feeds Ltd.	18,236	146,996

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Avenue Supermarts Ltd.	12,132	$671,821
*	Axis Bank Ltd.	406,518	4,246,011
	Bajaj Auto Ltd.	12,880	615,275
	Bajaj Consumer Care Ltd.	33,236	81,762
*	Bajaj Electricals Ltd.	765	12,345
	Bajaj Finance Ltd.	21,381	2,026,070
	Bajaj Finserv Ltd.	4,348	922,519
*	Bajaj Hindusthan Sugar Ltd.	197,779	45,029
	Bajaj Holdings & Investment Ltd.	12,276	852,397
	Balaji Amines Ltd.	4,328	190,044
	Balkrishna Industries Ltd.	30,093	947,050
	Balmer Lawrie & Co. Ltd.	30,656	52,505
	Balrampur Chini Mills Ltd.	60,855	347,877
	Banco Products India Ltd.	4,022	9,862
Ω	Bandhan Bank Ltd.	160,677	684,782
*	Bank of Baroda	310,836	452,749
*	Bank of Maharashtra	93,491	26,543
	Bannari Amman Sugars Ltd.	1,304	50,531
	BASF India Ltd.	4,643	191,945
	BEML Ltd.	7,025	171,390
	Berger Paints India Ltd.	43,471	422,837
*	BF Utilities Ltd.	5,676	30,027
	Bhansali Engineering Polymers Ltd.	23,290	43,523
	Bharat Bijlee Ltd.	1,143	30,833
	Bharat Forge Ltd.	68,252	677,215
	Bharat Petroleum Corp. Ltd.	148,356	794,027
	Bharat Rasayan Ltd.	436	72,922
*	Bharti Airtel Ltd.	504,271	4,954,598
*	Bharti Airtel Ltd.	20,374	104,297
*	Biocon Ltd.	91,350	451,496
	Birlasoft Ltd.	66,769	432,832
*	Black Box Ltd.	1,826	21,825
	Blue Dart Express Ltd.	1,912	176,250
	Blue Star Ltd.	14,014	164,383
	Bodal Chemicals Ltd.	23,950	35,127
	Bombay Burmah Trading Co.	5,460	79,809
*	Bombay Dyeing & Manufacturing Co. Ltd.	32,915	48,658
	Bosch Ltd.	1,126	250,764
	Brigade Enterprises Ltd.	38,562	263,731
	Britannia Industries Ltd.	20,607	982,298
	BSE Ltd.	11,966	315,681
*	Camlin Fine Sciences Ltd.	21,449	43,688
	Can Fin Homes Ltd.	30,973	258,228
*	Canara Bank	131,297	448,519
*	Capacit'e Infraprojects Ltd.	12,709	25,868
	Carborundum Universal Ltd.	37,035	445,201
	Care Ratings Ltd.	5,760	44,416
	Castrol India Ltd.	131,245	219,984
	CCL Products India Ltd.	34,083	217,253
	Ceat Ltd.	12,726	187,562
*	Central Bank of India Ltd.	171,083	50,615
	Central Depository Services India Ltd.	16,421	334,319
	Century Enka Ltd.	5,354	38,719
	Century Plyboards India Ltd.	20,301	162,790
	Century Textiles & Industries Ltd.	19,956	233,231
	Cera Sanitaryware Ltd.	1,761	114,822
*	CG Power & Industrial Solutions Ltd.	136,076	322,601
	Chambal Fertilisers & Chemicals Ltd.	86,077	503,433
*	Chennai Petroleum Corp. Ltd.	24,250	36,242

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
††	Chennai Super Kings Cricket Ltd.	130,176	$736
	Cholamandalam Financial Holdings Ltd.	45,214	424,254
	Cholamandalam Investment & Finance Co. Ltd.	131,049	1,123,459
	Cigniti Technologies Ltd.	4,609	31,385
	City Union Bank Ltd.	133,999	260,122
	Clariant Chemicals India Ltd.	2,953	19,313
	Coforge Ltd.	6,179	403,378
	Colgate-Palmolive India Ltd.	24,888	476,057
	Container Corp. of India Ltd.	75,785	659,962
	Coromandel International Ltd.	44,518	473,698
	Cosmo Films Ltd.	4,831	111,257
*	CreditAccess Grameen Ltd.	8,825	74,398
	CRISIL Ltd.	7,019	263,053
	Crompton Greaves Consumer Electricals Ltd.	207,712	1,187,993
*	CSB Bank Ltd.	2,664	9,021
	Cummins India Ltd.	36,773	466,396
	Cyient Ltd.	23,996	304,906
	D B Realty Ltd.	6,655	7,467
	Dabur India Ltd.	95,166	688,430
	Dalmia Bharat Sugar & Industries Ltd.	3,426	20,608
	DB Corp. Ltd.	20,568	24,535
*	DCB Bank Ltd.	69,541	80,306
	DCM Shriram Ltd.	23,655	360,835
*	DCW Ltd.	49,202	29,406
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	26,727	205,875
	Deepak Nitrite Ltd.	23,531	709,098
*	DEN Networks Ltd.	74,409	42,088
	Dhampur Sugar Mills Ltd.	15,975	81,776
*	Dhani Services Ltd.	83,701	148,965
	Dhanuka Agritech Ltd.	6,349	65,456
Ω	Dilip Buildcon Ltd.	18,685	92,025
*	Dish TV India Ltd.	518,267	114,166
*	Dishman Carbogen Amcis Ltd.	29,525	78,242
	Divi's Laboratories Ltd.	20,238	1,097,572
	Dixon Technologies India Ltd.	12,701	757,839
	DLF Ltd.	121,264	643,807
	Dollar Industries Ltd.	1,741	14,691
Ω	Dr Lal PathLabs Ltd.	13,224	528,559
*	DRC Systems India Ltd.	193	1,014
*	Dredging Corp. of India Ltd.	4,602	19,883
	Dwarikesh Sugar Industries Ltd.	48,045	61,486
*	Dynamatic Technologies Ltd.	561	15,681
	eClerx Services Ltd.	10,409	330,571
	Edelweiss Financial Services Ltd.	176,449	166,404
	Eicher Motors Ltd.	26,731	952,255
	EID Parry India Ltd.	39,453	258,701
*	EIH Ltd.	62,367	118,303
	Electrosteel Castings Ltd.	95,426	51,431
	Elgi Equipments Ltd.	50,996	228,502
	Emami Ltd.	78,074	520,049
Ω	Endurance Technologies Ltd.	12,236	263,960
	Engineers India Ltd.	68,296	63,987
	EPL Ltd.	36,772	93,313
Ω	Eris Lifesciences Ltd.	9,607	90,534
	ESAB India Ltd.	1,500	65,523
	Escorts Ltd.	25,419	632,610
*	Eveready Industries India Ltd.	19,033	69,444
	Everest Kanto Cylinder Ltd.	17,733	57,691
	Excel Industries Ltd.	733	8,754

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Exide Industries Ltd.	196,109	$458,309
*	FDC Ltd.	16,795	65,722
	Federal Bank Ltd.	764,494	1,039,984
	FIEM Industries Ltd.	1,872	28,808
	Filatex India Ltd.	37,410	58,194
	Fine Organic Industries Ltd.	1,980	102,695
	Finolex Cables Ltd.	31,095	208,494
	Finolex Industries Ltd.	121,726	275,851
	Firstsource Solutions Ltd.	127,418	275,193
	Force Motors Ltd.	1,782	28,983
*	Future Consumer Ltd.	259,435	25,707
	Gabriel India Ltd.	37,453	67,256
	GAIL India Ltd.	596,895	1,161,510
	Galaxy Surfactants Ltd.	3,626	153,171
	Garware Technical Fibres Ltd.	4,509	192,788
	Gateway Rail Freight Ltd.	129,936	122,039
*	Gati Ltd.	31,580	88,285
	GE Power India Ltd.	2,341	7,524
*	GE T&D India Ltd.	19,389	31,887
*Ω	General Insurance Corp. of India	25,497	48,932
	Genus Power Infrastructures Ltd.	38,661	35,796
	Geojit Financial Services Ltd.	20,968	22,366
	GHCL Ltd.	33,222	194,938
	GIC Housing Finance Ltd.	15,955	34,158
	Gillette India Ltd.	2,641	187,064
	GlaxoSmithKline Pharmaceuticals Ltd.	12,822	271,082
	Godawari Power & Ispat Ltd.	18,661	75,705
Ω	Godrej Agrovet Ltd.	9,675	69,591
*	Godrej Consumer Products Ltd.	72,734	870,897
*	Godrej Industries Ltd.	19,237	158,220
*	Godrej Properties Ltd.	19,748	457,332
	Goodyear India Ltd.	1,262	16,156
	Granules India Ltd.	59,078	241,547
	Graphite India Ltd.	17,966	117,754
	Grasim Industries Ltd.	51,618	1,201,496
	Gravita India Ltd.	6,556	29,900
	Great Eastern Shipping Co. Ltd.	48,031	204,098
	Greaves Cotton Ltd.	16,757	47,005
	Greenlam Industries Ltd.	2,631	65,480
*	Greenpanel Industries Ltd.	24,209	170,636
	Greenply Industries Ltd.	19,418	54,282
	Grindwell Norton Ltd.	12,359	314,393
	Gujarat Alkalies & Chemicals Ltd.	16,406	152,331
	Gujarat Ambuja Exports Ltd.	40,788	118,538
*	Gujarat Fluorochemicals Ltd.	14,796	556,461
	Gujarat Gas Ltd.	51,820	470,210
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	37,999	240,287
	Gujarat Pipavav Port Ltd.	113,985	150,258
	Gujarat State Fertilizers & Chemicals Ltd.	75,133	130,767
	Gujarat State Petronet Ltd.	147,373	597,664
	Gulf Oil Lubricants India Ltd.	7,008	42,800
*	Hathway Cable & Datacom Ltd.	165,948	49,022
	Hatsun Agro Product Ltd.	22,189	306,577
	Havells India Ltd.	34,877	558,944
	HBL Power Systems Ltd.	57,091	53,960
	HCL Technologies Ltd.	210,230	3,120,824
Ω	HDFC Asset Management Co. Ltd.	11,756	348,991
	HDFC Bank Ltd.	467,002	9,384,649
Ω	HDFC Life Insurance Co. Ltd.	59,961	503,179

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	HealthCare Global Enterprises Ltd.	7,680	$25,682
	HEG Ltd.	4,241	86,963
*	Hemisphere Properties India Ltd.	9,998	18,561
	Heritage Foods Ltd.	7,566	38,846
	Hero MotoCorp Ltd.	35,881	1,313,342
	Hester Biosciences Ltd.	956	32,214
	HFCL Ltd.	284,998	305,617
	HG Infra Engineering Ltd.	7,999	61,157
	Hikal Ltd.	25,013	142,477
	Himadri Speciality Chemical Ltd.	70,297	53,595
	Himatsingka Seide Ltd.	25,036	78,129
	Hinduja Global Solutions Ltd.	4,086	140,848
*	Hindustan Construction Co. Ltd.	299,215	60,361
	Hindustan Copper Ltd.	56,482	95,189
*	Hindustan Oil Exploration Co. Ltd.	24,931	73,791
	Hindustan Unilever Ltd.	113,202	3,466,278
	Hitachi Energy India Ltd.	1,047	44,056
	Hle Glascoat Ltd.	873	76,651
	Honda India Power Products Ltd.	1,167	22,365
	Honeywell Automation India Ltd.	521	296,702
	Housing Development Finance Corp. Ltd.	166,210	5,664,459
	HSIL Ltd.	9,204	38,163
	Huhtamaki India Ltd.	11,366	31,085
	I G Petrochemicals Ltd.	7,654	76,954
	ICICI Bank Ltd., Sponsored ADR	176,184	3,828,489
	ICICI Bank Ltd.	368,631	3,961,266
Ω	ICICI Lombard General Insurance Co. Ltd.	45,820	844,409
Ω	ICICI Prudential Life Insurance Co. Ltd.	41,746	315,175
Ω	ICICI Securities Ltd.	21,985	213,516
	ICRA Ltd.	594	29,224
*	IDFC First Bank Ltd.	1,123,463	712,495
*	IDFC Ltd.	477,156	417,664
*	IFB Industries Ltd.	1,699	23,797
*	IFCI Ltd.	325,050	66,347
	IIFL Finance Ltd.	86,828	371,303
	IIFL Securities Ltd.	90,784	120,745
	IIFL Wealth Management Ltd.	13,437	289,753
	Indiabulls Housing Finance Ltd.	112,513	322,250
*	Indiabulls Real Estate Ltd.	92,508	180,562
Ω	IndiaMart InterMesh Ltd.	3,231	218,200
	Indian Bank	98,029	207,412
Ω	Indian Energy Exchange Ltd.	142,200	453,338
	Indian Hotels Co. Ltd.	138,832	405,465
	Indian Hume Pipe Co. Ltd.	8,416	24,553
	Indian Oil Corp. Ltd.	393,126	665,086
*	Indian Overseas Bank	405,204	117,962
	Indian Railway Catering & Tourism Corp. Ltd.	2,813	33,066
	Indo Count Industries Ltd.	32,201	105,906
	Indoco Remedies Ltd.	12,214	64,040
	Indraprastha Gas Ltd.	67,379	356,732
	Indus Towers Ltd.	293,271	1,000,955
	IndusInd Bank Ltd.	57,050	673,319
	INEOS Styrolution India Ltd.	1,619	27,850
	Infibeam Avenues Ltd.	159,324	94,828
	Info Edge India Ltd.	11,963	793,320
	Infosys Ltd., Sponsored ADR	126,157	2,973,521
	Infosys Ltd.	554,407	13,056,318
	Ingersoll Rand India Ltd.	3,630	67,262
*	Inox Leisure Ltd.	14,885	83,623

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Inox Wind Ltd.	20,253	$34,281
*	Insecticides India Ltd.	1,703	16,411
*	Intellect Design Arena Ltd.	22,152	230,072
*Ω	InterGlobe Aviation Ltd.	17,437	436,978
	IOL Chemicals & Pharmaceuticals Ltd.	5,983	35,505
*	IRB Infrastructure Developers Ltd.	52,618	180,891
Ω	IRCON International Ltd.	102,555	62,897
	ITD Cementation India Ltd.	35,112	35,551
*	ITI Ltd.	19,970	31,118
	J Kumar Infraprojects Ltd.	16,914	38,298
*	Jagran Prakashan Ltd.	33,883	31,248
*	Jammu & Kashmir Bank Ltd.	107,942	60,394
	Jamna Auto Industries Ltd.	65,274	94,746
	JB Chemicals & Pharmaceuticals Ltd.	12,437	291,183
	JBM Auto Ltd.	2,416	49,754
	Jindal Poly Films Ltd.	9,396	132,952
	Jindal Saw Ltd.	80,748	109,947
*	Jindal Stainless Hisar Ltd.	65,523	357,323
*	Jindal Stainless Ltd.	107,674	295,845
	JK Paper Ltd.	41,108	121,473
	JK Tyre & Industries Ltd.	42,020	76,481
	JM Financial Ltd.	142,784	142,117
	JMC Projects India Ltd.	13,778	18,577
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,636	40,822
	JTEKT India Ltd.	25,454	30,881
	Jubilant Foodworks Ltd.	20,201	925,688
	Jubilant Ingrevia Ltd.	50,434	393,031
	Jubilant Pharmova Ltd.	46,447	324,562
*	Just Dial Ltd.	2,223	27,166
	Jyothy Labs Ltd.	47,789	90,694
	Kajaria Ceramics Ltd.	28,225	509,168
	Kalpataru Power Transmission Ltd.	29,121	156,503
	Kansai Nerolac Paints Ltd.	38,014	290,749
	Karnataka Bank Ltd.	130,216	112,628
	Karur Vysya Bank Ltd.	188,782	128,454
	Kaveri Seed Co. Ltd.	11,466	85,125
	KCP Ltd.	24,024	43,770
	KEC International Ltd.	49,562	334,537
	KEI Industries Ltd.	25,830	374,296
	Kennametal India Ltd.	1,973	50,319
*	Kesoram Industries Ltd.	44,423	38,794
*	Kiri Industries Ltd.	7,501	50,183
	Kirloskar Brothers Ltd.	6,776	32,403
	Kirloskar Ferrous Industries Ltd.	22,637	65,007
	Kirloskar Industries Ltd.	339	6,727
	Kirloskar Oil Engines Ltd.	25,693	59,300
	Kitex Garments Ltd.	10,427	36,148
	KNR Constructions Ltd.	57,426	246,286
*	Kolte-Patil Developers Ltd.	8,477	36,388
	Kotak Mahindra Bank Ltd.	122,618	3,073,827
	KPIT Technologies Ltd.	80,994	710,874
	KPR Mill Ltd.	52,160	471,036
	KRBL Ltd.	31,293	98,068
	KSB Ltd.	5,266	87,871
*	L&T Finance Holdings Ltd.	302,996	305,868
Ω	L&T Technology Services Ltd.	7,978	506,242
	LA Opala RG Ltd.	9,366	49,237
	Lakshmi Machine Works Ltd.	1,027	150,692
Ω	Larsen & Toubro Infotech Ltd.	10,596	898,447

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Laurus Labs Ltd.	119,385	$809,927
*Ω	Lemon Tree Hotels Ltd.	126,649	89,518
	LG Balakrishnan & Bros Ltd.	9,798	90,243
	LIC Housing Finance Ltd.	136,086	708,454
	Linde India Ltd.	10,144	372,231
	LT Foods Ltd.	64,829	62,115
	Lumax Auto Technologies Ltd.	13,055	33,996
	LUX Industries Ltd.	2,738	99,598
	Mahanagar Gas Ltd.	19,385	213,210
	Maharashtra Seamless Ltd.	11,052	80,077
	Mahindra & Mahindra Financial Services Ltd.	278,666	610,354
	Mahindra & Mahindra Ltd.	207,783	2,480,210
*	Mahindra CIE Automotive Ltd.	56,642	163,148
*	Mahindra Holidays & Resorts India Ltd.	22,110	63,336
*	Mahindra Lifespace Developers Ltd.	36,794	123,753
Ω	Mahindra Logistics Ltd.	9,559	75,747
	Maithan Alloys Ltd.	2,893	38,144
	Man Infraconstruction Ltd.	39,302	61,798
	Manappuram Finance Ltd.	264,738	563,767
	Marico Ltd.	128,924	839,313
	Maruti Suzuki India Ltd.	13,773	1,593,364
Ω	MAS Financial Services Ltd.	4,473	29,455
	Mastek Ltd.	5,570	204,321
*	Max Financial Services Ltd.	40,315	512,759
*	Max Ventures & Industries Ltd.	12,691	19,846
	Mayur Uniquoters Ltd.	7,101	48,014
*	Meghmani Finechem Ltd.	4,939	58,102
	Meghmani Organics Ltd.	52,538	77,471
Ω	Metropolis Healthcare Ltd.	10,176	344,805
	Minda Corp. Ltd.	14,058	37,782
	Minda Industries Ltd.	20,421	308,052
	Mindtree Ltd.	19,471	1,063,707
*	Mirza International Ltd.	21,209	41,982
Ω	Mishra Dhatu Nigam Ltd.	20,662	51,501
	MM Forgings Ltd.	3,627	32,492
	Monte Carlo Fashions Ltd.	5,927	49,102
	Motherson Sumi Systems Ltd.	360,194	875,991
	Motherson Sumi Wiring India	360,194	192,351
	Motilal Oswal Financial Services Ltd.	18,582	221,098
	Mphasis Ltd.	39,459	1,654,661
	MRF Ltd.	898	869,821
	MSTC Ltd.	4,586	22,021
	Multi Commodity Exchange of India Ltd.	7,835	162,246
	Muthoot Finance Ltd.	46,432	912,378
	Nahar Spinning Mills Ltd.	3,342	27,328
*	National Fertilizers Ltd.	13,873	10,822
	Navin Fluorine International Ltd.	6,681	353,884
	Navneet Education Ltd.	37,731	49,534
	NBCC India Ltd.	124,180	78,731
	NELCO Ltd.	2,300	24,122
	Neogen Chemicals Ltd.	3,616	80,894
	NESCO Ltd.	8,928	69,457
*	Network18 Media & Investments Ltd.	22,666	25,090
	Neuland Laboratories Ltd.	2,027	40,131
	Newgen Software Technologies Ltd.	5,830	44,909
	NHPC Ltd.	660,665	266,452
	NIIT Ltd.	27,997	162,667
	Nilkamal Ltd.	2,517	81,725
	NOCIL Ltd.	43,170	135,247

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NRB Bearings Ltd.	20,392	$45,151
	Nucleus Software Exports Ltd.	4,096	32,637
	NXTDigital Ltd.	324	1,806
*	Oberoi Realty Ltd.	48,081	592,269
*	Olectra Greentech Ltd.	7,407	84,424
*	Omaxe Ltd.	22,851	27,901
	OnMobile Global Ltd.	13,611	27,075
	Oracle Financial Services Software Ltd.	7,125	336,887
	Orient Cement Ltd.	53,961	122,692
	Orient Electric Ltd.	41,083	183,827
	Orient Paper & Industries Ltd.	50,032	21,164
	Oriental Aromatics Ltd.	2,940	27,655
	Oriental Carbon & Chemicals Ltd.	2,881	37,530
	Page Industries Ltd.	1,537	878,004
	Paisalo Digital Ltd.	4,689	44,022
	Panama Petrochem Ltd.	12,821	51,348
Ω	Parag Milk Foods Ltd.	15,727	23,346
*	Patel Engineering Ltd.	88,316	35,884
*	PC Jeweller Ltd.	59,161	21,057
	PCBL Ltd.	42,783	137,384
	Persistent Systems Ltd.	17,750	1,057,016
	Petronet LNG Ltd.	323,394	931,209
	Phoenix Mills Ltd.	26,053	348,974
	PI Industries Ltd.	19,670	647,277
	Pidilite Industries Ltd.	25,623	845,400
*Ω	PNB Housing Finance Ltd.	19,675	115,508
	PNC Infratech Ltd.	44,423	177,646
	Poly Medicure Ltd.	9,128	111,323
	Polyplex Corp. Ltd.	8,503	211,338
	Power Finance Corp. Ltd.	483,205	792,011
	Power Grid Corp. of India Ltd.	531,233	1,540,744
*	Power Mech Projects Ltd.	1,600	20,602
	Praj Industries Ltd.	19,779	112,876
Ω	Prataap Snacks Ltd.	2,117	23,381
	Prestige Estates Projects Ltd.	66,478	438,193
*	Pricol Ltd.	34,915	59,214
	Prince Pipes & Fittings Ltd.	7,823	71,577
	Privi Speciality Chemicals Ltd.	2,573	69,928
	Procter & Gamble Health Ltd.	2,331	158,110
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	427,354
	PSP Projects Ltd.	3,766	31,204
*	PTC India Financial Services Ltd.	82,653	21,190
	PTC India Ltd.	116,068	149,112
*	Punjab National Bank	417,178	233,787
*	Puravankara Ltd.	11,321	21,765
*	PVR Ltd.	9,918	213,379
Ω	Quess Corp. Ltd.	24,537	237,867
Ω	Quick Heal Technologies Ltd.	4,341	12,186
	Rain Industries Ltd.	75,071	218,021
	Rajesh Exports Ltd.	26,359	297,389
	Rallis India Ltd.	15,698	54,843
	Ramkrishna Forgings Ltd.	5,361	69,429
*	Rane Holdings Ltd.	2,270	18,493
	Rashtriya Chemicals & Fertilizers Ltd.	77,501	83,602
	Ratnamani Metals & Tubes Ltd.	5,800	148,148
*Ω	RBL Bank Ltd.	134,613	272,001
	REC Ltd.	507,163	948,228
	Redington India Ltd.	287,472	629,752
	Relaxo Footwears Ltd.	12,658	209,328

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Reliance Industrial Infrastructure Ltd.	3,764	$44,897
	Repco Home Finance Ltd.	18,308	65,089
	Rhi Magnesita India Ltd.	10,457	61,637
	Rico Auto Industries Ltd.	49,486	29,079
	RITES Ltd.	16,241	60,067
*	RPSG Ventures Ltd.	2,910	27,002
*	RSWM Ltd.	5,543	35,940
*	Sadbhav Engineering Ltd.	20,461	10,580
*	Safari Industries India Ltd.	1,118	13,460
	Sagar Cements Ltd.	17,665	56,881
	Sandhar Technologies Ltd.	8,098	27,484
	Sangam India Ltd.	8,252	41,248
*	Sanghvi Movers Ltd.	9,661	29,826
	Sarda Energy & Minerals Ltd.	4,025	44,785
	Saregama India Ltd.	578	36,511
	Sasken Technologies Ltd.	2,274	31,365
	Savita Oil Technologies Ltd.	1,381	22,063
*	SBI Cards & Payment Services Ltd.	23,517	278,925
Ω	SBI Life Insurance Co. Ltd.	36,579	609,850
	Schaeffler India Ltd.	2,191	264,033
	SEAMEC Ltd.	1,468	21,248
	SEPC Ltd.	63,140	8,359
	Sequent Scientific Ltd.	34,602	75,837
	Seshasayee Paper & Boards Ltd.	3,845	7,720
Ω	SH Kelkar & Co. Ltd.	23,129	50,051
	Shakti Pumps India Ltd.	2,474	20,202
	Sharda Cropchem Ltd.	11,070	86,398
	Sharda Motor Industries Ltd.	1,916	20,288
*	Sheela Foam Ltd.	4,725	206,872
	Shilpa Medicare Ltd.	10,912	74,425
	Shipping Corp. of India Ltd.	65,294	108,114
*	Shoppers Stop Ltd.	6,966	33,297
*	Shree Renuka Sugars Ltd.	193,401	85,475
	Shriram City Union Finance Ltd.	8,596	205,570
	Shriram Transport Finance Co. Ltd.	69,990	1,165,896
	Siemens Ltd.	8,773	274,808
*	Sintex Plastics Technology Ltd.	247,655	30,794
*	SIS Ltd.	14,572	98,327
	Siyaram Silk Mills Ltd.	6,217	40,957
	SKF India Ltd.	8,201	400,822
	Sobha Ltd.	21,669	251,730
	Solar Industries India Ltd.	7,865	246,672
	Solara Active Pharma Sciences Ltd.	6,106	77,119
	Somany Ceramics Ltd.	6,483	77,015
	Somany Home Innovation Ltd.	12,176	62,285
	Sonata Software Ltd.	23,034	252,787
*	South Indian Bank Ltd.	597,995	72,668
*	SpiceJet Ltd.	40,546	33,311
	SRF Ltd.	43,015	1,389,148
	Srikalahasthi Pipes Ltd.	7,842	24,646
*	Star Cement Ltd.	37,075	47,653
	State Bank of India	253,385	1,844,101
	State Bank of India, GDR	3,998	287,856
	Sterlite Technologies Ltd.	61,607	169,456
	Strides Pharma Science Ltd.	15,106	80,430
	Subex Ltd.	106,282	68,005
	Subros Ltd.	9,171	45,341
	Sudarshan Chemical Industries	10,535	81,240
	Sun TV Network Ltd.	45,667	306,546

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Holdings Ltd.	6,562	$7,292
	Sundaram Finance Ltd.	14,012	424,322
	Sundaram-Clayton Ltd.	2,539	129,084
	Sundram Fasteners Ltd.	31,517	361,238
	Sunteck Realty Ltd.	29,355	201,584
	Suprajit Engineering Ltd.	21,955	119,966
	Supreme Industries Ltd.	25,343	712,138
	Supreme Petrochem Ltd.	17,842	168,233
	Surya Roshni Ltd.	6,161	39,407
	Sutlej Textiles & Industries Ltd.	59,038	77,207
	Suven Pharmaceuticals Ltd.	11,069	79,700
*	Suzlon Energy Ltd.	1,482,764	240,391
	Swaraj Engines Ltd.	2,273	43,246
	Symphony Ltd.	3,734	50,408
*Ω	Syngene International Ltd.	42,341	324,711
	Tamil Nadu Newsprint & Papers Ltd.	4,975	7,874
	Tamilnadu Petroproducts Ltd.	23,452	32,505
	Tanla Platforms Ltd.	27,111	640,112
	Tasty Bite Eatables Ltd.	176	30,069
	Tata Chemicals Ltd.	71,287	900,106
	Tata Coffee Ltd.	30,333	88,887
	Tata Communications Ltd.	30,412	526,779
	Tata Consultancy Services Ltd.	151,111	7,627,052
	Tata Consumer Products Ltd.	123,033	1,204,147
	Tata Elxsi Ltd.	11,493	1,177,509
	Tata Metaliks Ltd.	5,166	58,094
*	Tata Motors Ltd.	614,870	4,239,939
	Tata Steel Long Products Ltd.	2,481	25,138
*	Tata Teleservices Maharashtra Ltd.	21,547	42,676
	TCI Express Ltd.	4,987	131,196
*Ω	TCNS Clothing Co. Ltd.	1,488	14,583
	TD Power Systems Ltd.	4,429	25,599
	Tech Mahindra Ltd.	139,710	2,796,308
	Techno Electric & Engineering Co. Ltd.	14,738	49,370
*Ω	Tejas Networks Ltd.	15,240	84,850
	Texmaco Rail & Engineering Ltd.	58,293	32,851
	Thermax Ltd.	11,818	327,594
	Thirumalai Chemicals Ltd.	27,796	98,894
*	Thomas Cook India Ltd.	42,944	38,650
Ω	Thyrocare Technologies Ltd.	8,171	106,420
	Tide Water Oil Co. India Ltd.	2,844	54,252
	Time Technoplast Ltd.	41,312	47,092
	Timken India Ltd.	7,151	185,552
	Tinplate Co. of India Ltd.	11,514	57,399
*	Titagarh Wagons Ltd.	29,474	44,679
	Titan Co. Ltd.	48,149	1,531,903
	Transport Corp. of India Ltd.	15,306	144,425
	Trent Ltd.	12,823	177,880
	Trident Ltd.	493,708	409,979
	Triveni Engineering & Industries Ltd.	44,269	158,991
	Triveni Turbine Ltd.	39,003	106,460
	TTK Prestige Ltd.	11,628	150,322
	Tube Investments of India Ltd.	29,231	666,730
	TV Today Network Ltd.	13,322	70,798
*	TV18 Broadcast Ltd.	217,539	172,988
	TVS Motor Co. Ltd.	68,413	560,536
	TVS Srichakra Ltd.	2,015	54,530
*	UCO Bank	150,793	27,839
	Uflex Ltd.	15,527	106,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Union Bank of India Ltd.	351,774	$225,439
*	Unitech Ltd.	389,256	17,023
	UPL Ltd.	221,403	2,330,406
*	VA Tech Wabag Ltd.	13,737	58,362
	Vaibhav Global Ltd.	27,020	167,609
	Vakrangee Ltd.	180,675	95,786
*Ω	Valiant Organics Ltd.	1,142	17,126
	Vardhman Textiles Ltd.	12,043	391,490
*Ω	Varroc Engineering Ltd.	13,435	72,556
	Varun Beverages Ltd.	52,683	642,009
	Venky's India Ltd.	1,887	65,299
	Vesuvius India Ltd.	3,934	57,522
	V-Guard Industries Ltd.	47,912	139,054
	Vimta Labs Ltd.	3,546	18,175
	Vinati Organics Ltd.	10,506	278,416
	Vindhya Telelinks Ltd.	1,762	28,941
	Visaka Industries Ltd.	3,536	29,692
*	Vodafone Idea Ltd.	2,330,694	338,529
	Voltamp Transformers Ltd.	1,952	54,860
	Voltas Ltd.	39,927	635,333
	VRL Logistics Ltd.	15,003	89,720
	VST Tillers Tractors Ltd.	1,799	74,558
	Welspun Corp. Ltd.	55,384	138,423
	Welspun Enterprises Ltd.	26,652	35,901
	Welspun India Ltd.	173,321	331,671
	West Coast Paper Mills Ltd.	17,942	58,308
*	Westlife Development Ltd.	4,344	29,201
	Wheels India Ltd.	3,560	34,172
	Whirlpool of India Ltd.	6,915	172,203
	Wipro Ltd.	262,518	2,028,286
*	Wonderla Holidays Ltd.	7,825	22,488
*	Yaari Digital Integrated Services Ltd.	9,803	10,368
*	Yes Bank Ltd.	602,119	107,928
	Zee Entertainment Enterprises Ltd.	373,072	1,458,687
*	Zee Media Corp. Ltd.	166,365	33,549
	Zensar Technologies Ltd.	39,770	224,130
TOTAL INDIA			225,561,452
INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk PT	2,879,700	247,983
*	Adhi Karya Persero Tbk PT	820,325	47,545
*	Adi Sarana Armada Tbk PT	363,000	69,891
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,685
*	Alam Sutera Realty Tbk PT	6,226,300	63,821
	Arwana Citramulia Tbk PT	1,603,400	94,780
	Ashmore Asset Management Indonesia Tbk PT	158,800	19,334
	Astra Agro Lestari Tbk PT	222,067	153,222
	Astra Otoparts Tbk PT	444,800	31,880
*	Asuransi Maximus Graha Persada Tbk PT	678,200	11,457
	Bank BTPN Syariah Tbk PT	1,125,700	273,944
*	Bank Bukopin Tbk PT	4,120,843	80,081
*	Bank Capital Indonesia Tbk PT	4,299,400	64,247
	Bank Central Asia Tbk PT	9,346,700	4,971,482
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	29,414
*	Bank Ina Perdana PT	443,500	119,980
*	Bank Jago Tbk PT	291,700	333,486
	Bank Mandiri Persero Tbk PT	2,541,744	1,331,895
*	Bank Mayapada International Tbk PT	1,749,400	60,782
	Bank Maybank Indonesia Tbk PT	5,550,500	118,186

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Nationalnobu Tbk PT	531,000	$22,093
	Bank Negara Indonesia Persero Tbk PT	1,145,700	588,025
*	Bank Pan Indonesia Tbk PT	1,806,900	93,782
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	107,150
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	90,104
	Bank Rakyat Indonesia Persero Tbk PT	8,223,286	2,340,638
*	Bank Raya Indonesia Tbk PT	246,319	21,984
*	Bank Syariah Indonesia Tbk PT	516,500	55,558
*	Bank Tabungan Negara Persero Tbk PT	1,779,773	210,468
	Barito Pacific Tbk PT	6,320,700	392,725
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	10,958
	BFI Finance Indonesia Tbk PT	2,895,000	263,644
*	Bintang Oto Global Tbk PT	542,000	52,437
	BISI International Tbk PT	932,700	63,352
	Blue Bird Tbk PT	215,700	21,488
*	Buana Lintas Lautan Tbk PT	5,193,600	52,749
*	Bumi Serpong Damai Tbk PT	2,967,600	188,317
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	8,671
*	Capital Financial Indonesia Tbk PT	2,593,500	98,483
	Charoen Pokphand Indonesia Tbk PT	2,493,715	1,095,746
	Ciputra Development Tbk PT	4,183,600	255,663
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	158,835
	Dharma Satya Nusantara Tbk PT	1,104,700	46,146
*	Eagle High Plantations Tbk PT	1,780,900	9,017
*	Elang Mahkota Teknologi Tbk PT	4,620,300	579,329
	Elnusa Tbk PT	2,138,700	41,220
	Erajaya Swasembada Tbk PT	3,947,500	152,023
*	FKS Food Sejahtera Tbk PT	2,008,600	24,442
	Gajah Tunggal Tbk PT	636,500	27,476
	Garudafood Putra Putri Jaya Tbk PT	2,743,900	95,437
*	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	74,200	24,600
	Impack Pratama Industri Tbk PT	180,300	33,997
	Indofood CBP Sukses Makmur Tbk PT	658,400	400,274
	Indofood Sukses Makmur Tbk PT	1,858,600	819,639
	Indomobil Sukses Internasional Tbk PT	357,500	18,362
	Indosat Tbk PT	454,200	181,439
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,020,472	195,658
	Inovisi Infracom Tbk PT	668,445	0
	Integra Indocabinet Tbk PT	504,400	27,409
*††	Inti Agri Resources Tbk PT	3,873,200	2,525
	Japfa Comfeed Indonesia Tbk PT	2,338,200	272,007
*	Jasa Marga Persero Tbk PT	653,526	149,878
	Jaya Real Property Tbk PT	562,800	19,410
*	Kapuas Prima Coal Tbk PT	4,380,500	27,453
*	Kawasan Industri Jababeka Tbk PT	10,561,668	117,790
*	KMI Wire & Cable Tbk PT	1,054,000	20,108
*	Kresna Graha Investama Tbk PT	3,259,900	17,626
	Link Net Tbk PT	609,400	187,343
	Lippo Cikarang Tbk PT	542,910	48,115
*	M Cash Integrasi PT	83,600	64,594
*	Malindo Feedmill Tbk PT	443,300	20,251
*	Map Aktif Adiperkasa PT	294,600	48,832
	Matahari Department Store Tbk PT	521,800	137,937
*	Matahari Putra Prima Tbk PT	1,325,400	21,094
	Mayora Indah Tbk PT	1,502,725	195,929
*	Medco Energi Internasional Tbk PT	2,903,500	112,992
	Media Nusantara Citra Tbk PT	3,131,400	185,852
*	Mega Manunggal Property Tbk PT	1,399,800	45,494

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Copper Gold Tbk PT	1,366,600	$349,361
*	Metro Healthcare Indonesia Tbk PT	3,070,300	113,276
	Metrodata Electronics Tbk PT	2,435,500	114,419
*	Mitra Adiperkasa Tbk PT	4,877,000	265,646
	Mitra Keluarga Karyasehat Tbk PT	890,900	156,531
	Mitra Pinasthika Mustika Tbk PT	531,900	36,846
*	MNC Land Tbk PT	6,034,000	38,201
	MNC Studios International Tbk PT	298,200	68,386
*	MNC Vision Networks Tbk PT	7,599,700	71,257
*	Multipolar Tbk PT	1,924,200	28,278
*	NFC Indonesia Tbk PT	22,100	12,098
	Nippon Indosari Corpindo Tbk PT	471,744	44,158
	Pabrik Kertas Tjiwi Kimia Tbk PT	546,900	268,336
*	Pacific Strategic Financial Tbk PT	1,366,900	100,287
*	Pakuwon Jati Tbk PT	6,697,900	201,329
*	Panin Financial Tbk PT	5,975,200	71,843
*	Paninvest Tbk PT	637,500	31,072
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,373,300	120,763
*	Pollux Properti Indonesia Tbk PT	399,400	23,935
*††	Pool Advista Indonesia Tbk PT	350,400	228
*	PP Persero Tbk PT	1,298,742	84,857
	Puradelta Lestari Tbk PT	3,809,400	49,566
*	Ramayana Lestari Sentosa Tbk PT	1,095,400	49,264
*††	Rimo International Lestari Tbk PT	18,540,300	12,086
	Salim Ivomas Pratama Tbk PT	1,609,400	51,122
*	Sampoerna Agro Tbk PT	487,800	68,001
	Samudera Indonesia Tbk PT	694,400	44,944
	Sarana Menara Nusantara Tbk PT	5,323,400	380,478
	Sariguna Primatirta Tbk PT	1,449,700	42,730
	Sawit Sumbermas Sarana Tbk PT	1,413,000	99,026
	Selamat Sempurna Tbk PT	1,169,600	107,510
*	Sinar Mas Multiartha Tbk PT	16,500	13,675
*	Smartfren Telecom Tbk PT	22,628,300	127,833
*††	Sri Rejeki Isman Tbk PT	6,771,700	25,779
	Steel Pipe Industry of Indonesia PT	861,600	21,721
*††	Sugih Energy Tbk PT	5,670,200	3,696
	Sumber Alfaria Trijaya Tbk PT	4,061,100	329,742
*	Summarecon Agung Tbk PT	3,799,520	180,662
*	Surya Citra Media Tbk PT	9,158,000	186,690
*	Surya Esa Perkasa Tbk PT	1,864,300	77,365
*	Surya Semesta Internusa Tbk PT	2,192,100	61,766
	Suryainti Permata Tbk PT	1,280,000	0
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	66,959	1,990,691
	Tempo Scan Pacific Tbk PT	330,100	34,443
	Tower Bersama Infrastructure Tbk PT	2,576,500	518,881
*††	Trada Alam Minera Tbk PT	12,608,800	8,219
*	Transcoal Pacific Tbk PT	238,500	170,773
	Tunas Baru Lampung Tbk PT	1,605,700	87,385
	Tunas Ridean Tbk PT	238,000	21,023
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	119,999
	Unilever Indonesia Tbk PT	1,349,300	379,492
	Vale Indonesia Tbk PT	562,900	186,206
*	Waskita Beton Precast Tbk PT	4,254,600	28,104
*	Waskita Karya Persero Tbk PT	3,281,726	134,126
	Wijaya Karya Beton Tbk PT	1,949,300	30,437
*	Wijaya Karya Persero Tbk PT	1,331,249	96,577
	XL Axiata Tbk PT	1,581,900	367,271
TOTAL INDONESIA			27,000,053

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (1.3%)
	Able Global Bhd	41,700	$15,809
#	Aeon Co. M Bhd	173,500	58,308
#	AEON Credit Service M Bhd	48,690	170,772
	AFFIN Bank Bhd	157,476	67,201
	Ajinomoto Malaysia Bhd	6,100	21,550
	Alliance Bank Malaysia Bhd	378,800	299,898
	Allianz Malaysia Bhd	19,100	57,684
	AME Elite Consortium Bhd	23,600	10,618
*	AMMB Holdings Bhd	452,775	353,613
*	Ancom BHD	64,700	52,140
	Astro Malaysia Holdings Bhd	208,900	47,961
#	ATA IMS Bhd	15,600	1,749
#	Axiata Group Bhd	561,048	498,449
	Batu Kawan Bhd	38,200	212,185
*	Bermaz Auto Bhd	306,800	120,798
	Beshom Holdings Bhd	94,811	41,071
	BIMB Holdings Bhd	210,331	158,391
#*	Boustead Holdings Bhd	400,560	51,792
#	Boustead Plantations Bhd	198,360	34,204
*	Bumi Armada Bhd	1,250,300	166,062
#	Bursa Malaysia Bhd	209,100	313,013
	Cahya Mata Sarawak Bhd	262,400	77,487
	CB Industrial Product Holding Bhd	146,080	46,100
	CIMB Group Holdings Bhd	756,263	942,070
*	Coastal Contracts Bhd	50,500	21,572
	Comfort Glove Bhd	161,300	35,792
	CSC Steel Holdings Bhd	55,500	17,268
#*	Cypark Resources Bhd	141,900	28,736
	D&O Green Technologies Bhd	147,200	173,562
#	Dayang Enterprise Holdings Bhd	244,545	53,710
#	Dialog Group Bhd	514,514	315,685
	DiGi.Com Bhd	532,100	483,764
#	DRB-Hicom Bhd	379,000	132,626
	Dufu Technology Corp. Bhd	87,700	77,967
#	Duopharma Biotech Bhd	176,781	62,588
	Dutch Lady Milk Industries Bhd	6,400	49,379
	Eco World Development Group Bhd	361,200	80,010
#	Eco World International Bhd	102,000	10,054
*	Econpile Holdings Bhd	91,700	6,606
*	Ekovest BHD	546,150	54,283
	Evergreen Fibreboard Bhd	157,800	18,975
	FGV Holdings Bhd	63,700	23,291
	Formosa Prosonic Industries Bhd	47,500	39,764
	Fraser & Neave Holdings Bhd	34,500	203,963
#	Frontken Corp. Bhd	265,850	205,250
	Gadang Holdings Bhd	227,100	20,709
*	Gamuda Bhd	404,248	267,945
#	Gas Malaysia Bhd	57,400	36,747
	Genting Plantations Bhd	83,900	129,381
	George Kent Malaysia Bhd	175,200	26,151
*	GHL Systems Bhd	24,500	10,021
	Globetronics Technology Bhd	175,566	61,988
*	Greatech Technology Bhd	58,600	73,839
#	Guan Chong Bhd	154,000	98,682
#	HAP Seng Consolidated Bhd	229,420	416,732
	Hartalega Holdings Bhd	403,000	565,807
	Hengyuan Refining Co. Bhd	63,600	62,066
	HeveaBoard Bhd	108,600	11,975
#	Hextar Global Bhd	111,520	44,348

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hiap Teck Venture Bhd	583,500	$68,806
	Hong Leong Bank Bhd	52,290	242,792
	Hong Leong Capital Bhd	12,100	20,699
#	Hong Leong Financial Group Bhd	54,213	236,594
	Hong Leong Industries Bhd	26,900	59,784
*	Hong Seng Consolidated Bhd	126,000	83,224
	Hup Seng Industries Bhd	164,800	34,057
	IGB Bhd	64,547	30,609
	IJM Corp. Bhd	887,114	301,933
	Inari Amertron Bhd	420,263	335,797
	Insas Bhd	84,713	18,129
#	IOI Corp. Bhd	430,405	391,273
#	IOI Properties Group Bhd	363,910	88,793
*	Iskandar Waterfront City Bhd	289,100	23,240
#*	JAKS Resources Bhd	587,780	55,029
#*	Jaya Tiasa Holdings Bhd	239,505	38,498
*	JCY International Bhd	229,900	16,565
#	JHM Consolidation Bhd	82,400	30,148
	Kelington Group Bhd	41,800	14,960
	Kenanga Investment Bank Bhd	171,000	47,903
	Kerjaya Prospek Group Bhd	145,309	38,747
	Kim Loong Resources Bhd	89,860	36,621
#*	KNM Group Bhd	1,066,384	34,422
	Kobay Technology BHD	31,100	34,108
	Kretam Holdings Bhd	266,200	36,624
	Kuala Lumpur Kepong Bhd	73,968	381,419
	Land & General Bhd	960,740	24,424
#	LBS Bina Group Bhd	271,672	30,535
#	Leong Hup International Bhd	320,600	42,312
	Lii Hen Industries Bhd	49,800	36,137
	Lingkaran Trans Kota Holdings Bhd	58,400	52,279
*	Lion Industries Corp. Bhd	117,900	16,486
#Ω	Lotte Chemical Titan Holding Bhd	194,676	103,967
#	LPI Capital Bhd	63,200	220,551
	Luxchem Corp. Bhd	106,800	17,154
#	Magni-Tech Industries Bhd	96,933	45,054
	Mah Sing Group Bhd	476,152	76,904
#	Malayan Banking Bhd	601,514	1,189,288
	Malayan Flour Mills Bhd	285,450	42,051
#*	Malaysia Airports Holdings Bhd	242,667	331,329
#	Malaysia Building Society Bhd	886,195	121,152
	Malaysia Smelting Corp. Bhd	65,400	54,482
*	Malaysian Bulk Carriers Bhd	131,600	15,627
	Malaysian Pacific Industries Bhd	24,063	229,435
	Malaysian Resources Corp. Bhd	993,988	81,067
	Matrix Concepts Holdings Bhd	275,850	147,579
#	Maxis Bhd	379,800	383,979
#	MBM Resources BHD	60,030	44,131
*	Media Prima Bhd	197,100	19,311
	Mega First Corp. Bhd	216,400	182,578
	MKH Bhd	164,215	48,780
	MNRB Holdings Bhd	139,467	37,580
*	MPHB Capital Bhd	107,100	31,893
	Muda Holdings Bhd	68,500	45,481
*	Muhibbah Engineering M Bhd	112,100	14,902
*	Mulpha International Bhd	55,520	32,026
#	My EG Services Bhd	1,296,682	302,401
	N2N Connect Bhd	52,500	7,198
	NTPM Holdings Bhd	103,400	11,745

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Oriental Holdings BHD	109,500	$141,144
	OSK Holdings Bhd	402,763	82,682
#	Padini Holdings Bhd	161,300	110,900
	Panasonic Manufacturing Malaysia Bhd	1,800	12,385
	Pantech Group Holdings Bhd	219,367	32,582
	Paramount Corp. Bhd	122,940	20,612
	Perak Transit Bhd	187,900	27,513
	PESTECH International Bhd	63,750	11,222
#	Petron Malaysia Refining & Marketing Bhd	41,100	42,539
	PIE Industrial Bhd	62,100	45,834
	PPB Group Bhd	85,560	324,928
	Press Metal Aluminium Holdings Bhd	464,700	685,437
	Public Bank Bhd	2,484,050	2,502,193
	QL Resources Bhd	172,706	204,822
	Ranhill Utilities Bhd	212,039	27,659
	RCE Capital Bhd	46,718	19,805
*	Revenue Group Bhd	45,100	16,552
	RHB Bank Bhd	387,026	515,132
*	Rimbunan Sawit Bhd	245,300	13,816
#*	Rubberex Corp. M Bhd	139,900	16,202
	Sam Engineering & Equipment M Bhd	11,700	60,690
*	Sapura Energy Bhd	2,326,211	24,807
#	Sarawak Oil Palms Bhd	69,614	62,561
	SCGM Bhd	27,600	13,751
#	Scientex Bhd	244,700	268,389
#	Serba Dinamik Holdings Bhd	597,030	49,925
#	Sime Darby Plantation Bhd	321,649	271,811
#	Sime Darby Property Bhd	889,900	123,357
#	SKP Resources Bhd	282,000	103,664
*	SP Setia Bhd Group	600,368	176,917
	Sunway Bhd	258,800	105,777
#	Sunway Construction Group Bhd	101,010	35,152
	Supermax Corp. Bhd	416,374	117,585
	Suria Capital Holdings Bhd	21,720	6,059
	Syarikat Takaful Malaysia Keluarga Bhd	142,036	123,785
	Ta Ann Holdings Bhd	84,726	72,477
#	Taliworks Corp. Bhd	77,900	16,880
	Tan Chong Motor Holdings Bhd	103,100	27,695
	TASCO Bhd	76,800	21,505
	Telekom Malaysia Bhd	196,160	237,701
#	Tenaga Nasional Bhd	275,000	603,258
	Thong Guan Industries Bhd	77,100	49,101
	TIME dotCom Bhd	289,800	295,489
*	Tropicana Corp. Bhd	175,028	44,024
	TSH Resources Bhd	182,600	48,932
*	Tune Protect Group Bhd	184,300	18,584
	Uchi Technologies Bhd	130,770	93,524
*	UEM Edgenta Bhd	103,000	38,677
*	UEM Sunrise Bhd	532,564	39,704
#	UMW Holdings Bhd	120,900	84,644
	Unisem M Bhd	106,300	79,806
	United Malacca Bhd	20,100	24,918
	United Plantations Bhd	34,600	115,961
	UOA Development Bhd	296,600	116,014
	UWC BHD	69,300	78,179
#*	Velesto Energy Bhd	1,498,935	50,625
	ViTrox Corp. Bhd	77,600	151,972
	VS Industry Bhd	910,800	262,659
*	WCE Holdings Bhd	204,500	14,480

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	WCT Holdings Bhd	392,235	$47,955
	Wellcall Holdings Bhd	160,650	48,556
	Westports Holdings Bhd	177,700	162,921
#	Yinson Holdings Bhd	255,300	336,145
*	YNH Property Bhd	197,408	123,671
	YTL Corp. Bhd	1,437,187	190,735
TOTAL MALAYSIA			24,375,734
MEXICO — (1.9%)
	Alfa SAB de CV, Class A	1,529,960	1,108,828
	Alpek SAB de CV	183,159	219,492
#*	Alsea SAB de CV	220,241	452,056
	America Movil SAB de CV	3,334,665	3,137,767
	America Movil SAB de CV, Sponsored ADR, Class L	116,929	2,205,281
	Arca Continental SAB de CV	73,357	432,930
#*	Axtel SAB de CV	350,836	57,656
Ω	Banco del Bajio SA	259,034	558,302
	Bolsa Mexicana de Valores SAB de CV	135,160	230,902
*	Cemex SAB de CV	337,564	206,845
*	Cemex SAB de CV, Sponsored ADR	210,527	1,288,425
	Coca-Cola Femsa SAB de CV, Sponsored ADR	9,515	502,582
	Consorcio ARA SAB de CV	285,651	56,360
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	441,721
	Corp Actinver SAB de CV	9,800	5,860
	Corp. Inmobiliaria Vesta SAB de CV	182,141	345,775
	Corp. Moctezuma SAB de CV	87,200	271,602
#*	Credito Real SAB de CV Sofom ER	81,877	21,870
	El Puerto de Liverpool SAB de CV, Class C1	41,812	192,236
#*††	Empresas ICA SAB de CV	72,400	337
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,159
	Fomento Economico Mexicano SAB de CV	228,666	1,721,868
*	Gentera SAB de CV	386,999	277,473
	Gruma SAB de CV, Class B	76,092	995,120
	Grupo Aeroportuario del Centro Norte SAB de CV	66,377	446,278
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,044	143,435
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	649,568
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,881	382,144
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	214,297
#	Grupo Bimbo SAB de CV, Class A	370,416	1,161,096
	Grupo Carso SAB de CV	94,992	265,709
	Grupo Comercial Chedraui SA de CV	181,288	367,533
	Grupo Elektra SAB de CV	16,089	1,052,945
	Grupo Financiero Banorte SAB de CV, Class O	298,624	1,888,909
*	Grupo Financiero Inbursa SAB de CV, Class O	415,658	602,692
*	Grupo GICSA SAB de CV	195,457	20,846
	Grupo Herdez SAB de CV	52,520	86,006
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,419
	Grupo Industrial Saltillo SAB de CV	106,546	143,900
#	Grupo KUO SAB de CV, Class B	28,603	61,732
*	Grupo Pochteca SAB de CV	35,990	12,039
#	Grupo Rotoplas SAB de CV	66,570	85,714
*	Grupo Sanborns SAB de CV	147,588	164,559
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	73,346
*	Grupo Simec SAB de CV, Class B	38,410	337,028
	Grupo Televisa SAB	861,027	1,764,796
#*Ω	Grupo Traxion SAB de CV	60,930	96,322
*	Hoteles City Express SAB de CV	142,008	32,149
	Industrias Bachoco SAB de CV, Sponsored ADR	1,286	53,716
	Industrias Bachoco SAB de CV, Class B	54,770	188,673

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Industrias CH SAB de CV, Class B	98,329	$933,811
	Industrias Penoles SAB de CV	46,782	502,451
#	Kimberly-Clark de Mexico SAB de CV, Class A	314,267	453,240
#	La Comer SAB de CV	242,046	398,364
	Megacable Holdings SAB de CV	296,878	956,780
#*	Minera Frisco SAB de CV, Class A1	658,986	110,214
*Ω	Nemak SAB de CV	754,878	196,148
	Orbia Advance Corp. SAB de CV	391,981	918,195
	Organizacion Cultiba SAB de CV	24,314	14,026
	Organizacion Soriana SAB de CV, Class B	220,844	249,558
	Promotora y Operadora de Infraestructura SAB de CV	80,071	586,597
	Promotora y Operadora de Infraestructura SAB de CV, Class L	12,744	59,933
#	Qualitas Controladora SAB de CV	48,503	262,149
	Regional SAB de CV	113,675	647,399
#	Telesites SAB de CV	394,390	418,327
#*	Unifin Financiera SAB de CV	161,655	223,580
*	Vista Oil & Gas SAB de CV, ADR	7,756	48,630
	Vista Oil & Gas SAB de CV	2,091	12,570
	Vitro SAB de CV, Class A	86,697	91,623
	Wal-Mart de Mexico SAB de CV	610,263	2,070,007
TOTAL MEXICO			34,188,900
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	13,670	24,606
	Cementos Pacasmayo SAA, ADR	7,300	47,961
#*	Cia de Minas Buenaventura SAA, ADR	15,794	127,931
	Credicorp Ltd.	9,999	1,432,057
	Fossal SAA, ADR	35	86
	Intercorp Financial Services, Inc.	700	22,071
TOTAL PERU			1,654,712
PHILIPPINES — (0.8%)
	8990 Holdings, Inc.	365,500	79,224
	Aboitiz Equity Ventures, Inc.	378,570	467,291
	AC Energy Corp.	488,608	91,797
	AllHome Corp.	367,500	61,486
*	Apex Mining Co., Inc.	1,427,000	46,651
*	Apollo Global Capital, Inc.	7,640,000	10,837
*	Atlas Consolidated Mining & Development Corp.	250,100	29,613
	Ayala Corp.	23,256	397,684
	Ayala Land, Inc.	718,360	507,231
*	AyalaLand Logistics Holdings Corp.	481,300	56,076
	Bank of the Philippine Islands	406,765	782,646
	BDO Unibank, Inc.	511,328	1,359,013
*	Cebu Air, Inc.	98,160	86,978
	Cebu Landmasters, Inc.	465,178	26,536
*Ω	CEMEX Holdings Philippines, Inc.	1,500,499	30,954
	Century Pacific Food, Inc.	498,500	277,701
	Century Properties Group, Inc.	500,000	4,023
	China Banking Corp.	341,837	170,791
	Cosco Capital, Inc.	842,900	86,539
	D&L Industries, Inc.	889,700	148,574
*	DITO CME Holdings Corp.	479,000	47,736
	DoubleDragon Corp.	395,590	54,097
	Eagle Cement Corp.	227,300	62,926
*	East West Banking Corp.	330,450	60,742
*	EEI Corp.	357,100	43,976
	Filinvest Development Corp.	301,500	43,733

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Land, Inc.	4,402,000	$94,068
	First Gen Corp.	126,500	69,657
	First Philippine Holdings Corp.	137,850	188,977
	Global Ferronickel Holdings, Inc.	762,228	32,472
	Globe Telecom, Inc.	4,090	249,474
	GT Capital Holdings, Inc.	32,689	366,579
	Holcim Philippines, Inc.	298,600	34,786
*	Integrated Micro-Electronics, Inc.	277,660	56,852
	International Container Terminal Services, Inc.	159,240	626,400
	JG Summit Holdings, Inc.	388,638	475,534
	Jollibee Foods Corp.	62,550	294,599
*	MacroAsia Corp.	115,740	12,284
	Manila Electric Co.	38,340	252,453
	Manila Water Co., Inc.	615,600	302,633
*	Max's Group, Inc.	165,400	21,803
*	Megawide Construction Corp.	345,474	32,841
	Megaworld Corp.	3,840,600	234,048
	Metro Pacific Investments Corp.	3,140,000	238,087
	Metropolitan Bank & Trust Co.	635,295	735,911
	Nickel Asia Corp.	2,019,400	234,917
*	Petron Corp.	1,186,800	75,935
	Philex Mining Corp.	819,300	85,495
*	Philippine National Bank	176,952	71,266
*	Philippine Seven Corp.	20,200	34,857
	Philippine Stock Exchange, Inc.	5,304	21,873
*	Phoenix Petroleum Philippines, Inc.	189,140	39,734
*	Pilipinas Shell Petroleum Corp.	177,590	66,390
	PLDT, Inc., Sponsored ADR	5,914	216,334
	PLDT, Inc.	12,405	446,251
	PNB Holdings Corp.	27,762	174
	Puregold Price Club, Inc.	404,060	294,222
*	PXP Energy Corp.	26,600	3,109
	RFM Corp.	532,000	47,501
	Rizal Commercial Banking Corp.	339,756	136,762
	Robinsons Land Corp.	1,155,366	415,898
	Robinsons Retail Holdings, Inc.	199,270	220,578
	Security Bank Corp.	166,116	350,607
	Shakey's Pizza Asia Ventures, Inc.	93,500	17,285
	SM Investments Corp.	19,995	372,734
	SM Prime Holdings, Inc.	929,812	643,007
*	Top Frontier Investment Holdings, Inc.	10,142	24,952
	Union Bank of the Philippines	171,177	338,174
	Universal Robina Corp.	235,930	588,931
	Vista Land & Lifescapes, Inc.	2,221,400	152,006
	Vistamalls, Inc.	82,400	5,848
	Wilcon Depot, Inc.	376,300	221,452
TOTAL PHILIPPINES			14,480,605
POLAND — (1.0%)
*	11 bit studios SA	479	65,281
	AB SA	4,045	49,560
*	Agora SA	20,446	36,466
*	Alior Bank SA	37,160	513,567
	Alumetal SA	2,578	36,270
	Amica SA	1,974	52,324
*	AmRest Holdings SE	26,611	164,240
	Apator SA	7,981	37,193
	ASBISc Enterprises PLC	21,576	89,744
	Asseco Poland SA	19,972	401,868

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Asseco South Eastern Europe SA	4,769	$55,701
	Astarta Holding NV	4,120	34,233
	Auto Partner SA	21,579	83,638
	Bank Handlowy w Warszawie SA	14,363	222,332
*	Bank Millennium SA	212,668	429,886
#*	Bank Ochrony Srodowiska SA	29,683	63,734
	Bank Polska Kasa Opieki SA	31,807	1,059,852
*	Benefit Systems SA	520	77,896
*	Bioton SA	12,311	12,244
*	Boryszew SA	29,966	25,302
	Budimex SA	5,196	295,059
*	CCC SA	10,814	204,695
#	CD Projekt SA	16,353	725,996
	Celon Pharma SA	2,513	17,877
*	CI Games SA	54,754	24,012
	Ciech SA	16,400	169,717
	Cognor Holding SA	80,896	86,415
	ComArch SA	1,340	59,485
	Cyfrowy Polsat SA	62,910	485,979
	Develia SA	172,377	142,594
*Ω	Dino Polska SA	7,533	580,344
	Dom Development SA	4,063	114,528
	Echo Investment SA	52,622	52,343
#*	Erbud SA	1,267	15,537
	Fabryki Mebli Forte SA	8,318	87,103
*	Famur SA	138,692	92,104
	Firma Oponiarska Debica SA	1,289	23,050
*	Globe Trade Centre SA	52,134	88,089
*	Grupa Azoty SA	14,764	128,475
*	Grupa Azoty Zaklady Chemiczne Police SA	2,610	6,935
	Grupa Kety SA	5,418	807,456
*	Grupa Lotos SA	35,449	476,321
	ING Bank Slaski SA	5,447	361,541
	Inter Cars SA	3,705	409,359
	Kernel Holding SA	30,795	393,866
	KGHM Polska Miedz SA	37,472	1,292,603
	KRUK SA	6,919	557,379
#	LiveChat Software SA	5,036	134,100
	LPP SA	220	860,516
*	mBank SA	3,413	390,875
	MCI Capital SA	3,008	14,863
#	Mirbud SA	22,263	22,061
	Neuca SA	652	118,175
*	Orange Polska SA	162,517	314,669
	PlayWay SA	362	33,642
#*	Polimex-Mostostal SA	44,077	40,062
	Polski Koncern Naftowy Orlen SA	94,599	1,653,350
	Polskie Gornictwo Naftowe i Gazownictwo SA	255,704	333,922
*	Powszechna Kasa Oszczednosci Bank Polski SA	68,445	801,239
	Powszechny Zaklad Ubezpieczen SA	86,097	766,579
	Santander Bank Polska SA	4,856	417,239
	Stalexport Autostrady SA	50,770	44,229
	Tim SA	6,009	56,680
*	VRG SA	79,132	76,630
	Warsaw Stock Exchange	7,860	78,082
	Wawel SA	327	39,318
	Wirtualna Polska Holding SA	3,014	98,962
Ω	X-Trade Brokers Dom Maklerski SA	4,455	18,114

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,294	$8,428
TOTAL POLAND			17,531,928
QATAR — (0.9%)
	Aamal Co.	766,168	230,447
	Al Khaleej Takaful Group QSC	41,784	42,106
	Al Meera Consumer Goods Co. QSC	38,253	205,682
	Alijarah Holding Co. QPSC	132,118	33,517
	Baladna	348,301	143,606
	Barwa Real Estate Co.	710,956	656,380
	Commercial Bank PSQC	307,439	605,434
	Doha Bank QPSC	624,042	502,285
	Doha Insurance Co. QSC	74,765	38,309
*	Gulf International Services QSC	389,888	192,649
	Gulf Warehousing Co.	129,805	164,078
	Industries Qatar QSC	98,626	455,889
*	Investment Holding Group	142,871	50,647
	Mannai Corp. QSC	102,244	258,542
	Masraf Al Rayan QSC	566,295	763,048
	Mazaya Real Estate Development QPSC	196,033	49,633
	Mesaieed Petrochemical Holding Co.	691,285	463,216
	Ooredoo QPSC	309,249	617,414
	Qatar Electricity & Water Co. QSC	106,089	520,597
*	Qatar First Bank	203,558	100,464
	Qatar Fuel QSC	90,400	471,815
	Qatar Gas Transport Co. Ltd.	987,648	980,037
	Qatar Industrial Manufacturing Co. QSC	29,447	26,675
*	Qatar Insurance Co. SAQ	610,678	439,290
	Qatar International Islamic Bank QSC	204,307	560,913
	Qatar Islamic Bank SAQ	233,504	1,256,352
	Qatar Islamic Insurance Group	20,761	46,443
	Qatar National Bank QPSC	795,864	4,782,060
	Qatar Navigation QSC	212,016	509,196
*	Salam International Investment Ltd. QSC	347,600	82,949
	United Development Co. QSC	695,945	318,480
	Vodafone Qatar QSC	751,051	364,107
	Widam Food Co.	30,038	29,137
	Zad Holding Co.	25,345	115,619
TOTAL QATAR			16,077,016
RUSSIA — (0.4%)
	Etalon Group PLC,GDR	32,610	39,679
	Globaltrans Investment PLC,GDR	23,371	163,868
	Mobile TeleSystems PJSC, Sponsored ADR	75,072	573,550
	PhosAgro PJSC,GDR	17,650	354,082
	Polyus PJSC, GDR	6,402	499,356
	QIWI PLC, Sponsored ADR	8,401	62,755
	Ros Agro PLC,GDR	8,019	108,492
	Rostelecom PJSC,Sponsored ADR	31,181	177,915
	Sberbank of Russia PJSC,Sponsored ADR	286,504	4,011,371
*	VEON Ltd., ADR	105,857	151,376
*	VK Co. Ltd.,GDR	18,173	145,135
	VTB Bank PJSC,GDR	431,770	490,006
	X5 Retail Group NV,GDR	15,650	353,846
TOTAL RUSSIA			7,131,431
SAUDI ARABIA — (3.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	5,089	25,202

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Abdullah Al Othaim Markets Co.	12,608	$355,483
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	2,268	25,965
	Advanced Petrochemical Co.	33,489	671,886
*	Al Alamiya for Cooperative Insurance Co.	3,464	21,715
	Al Babtain Power & Telecommunication Co.	8,573	77,344
*	Al Etihad Cooperative Insurance Co.	9,645	52,051
*	Al Hassan Ghazi Ibrahim Shaker Co.	13,139	84,901
*	Al Kathiri Holding Co.	1,325	26,262
	Al Khaleej Training & Education Co.	14,937	79,004
	Al Moammar Information Systems Co.	4,167	179,031
	Al Rajhi Bank	179,103	7,112,641
*	Al Rajhi Co. for Co-operative Insurance	7,120	159,239
	Al Yamamah Steel Industries Co.	9,092	110,169
*	AlAbdullatif Industrial Investment Co.	10,114	80,988
	Alandalus Property Co.	14,474	74,167
	Alaseel Co.	3,717	51,963
	Aldrees Petroleum & Transport Services Co.	16,486	344,461
	Alinma Bank	215,971	1,731,576
*	AlJazira Takaful Ta'awuni Co.	11,012	61,642
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,477	79,728
	Almarai Co. JSC	64,083	841,114
	Alujain Holding	9,138	151,944
	Arab National Bank	76,438	565,678
	Arabian Centres Co. Ltd.	34,042	208,872
*	Arabian Shield Cooperative Insurance Co.	10,871	67,948
	Arriyadh Development Co.	29,268	211,787
*	Aseer Trading Tourism & Manufacturing Co.	22,692	134,116
	Astra Industrial Group	17,742	203,393
*	AXA Cooperative Insurance Co.	8,333	76,398
	Baazeem Trading Co.	1,220	37,340
*	Bank AlBilad	85,575	1,272,010
	Bank Al-Jazira	117,610	730,287
	Banque Saudi Fransi	76,765	1,076,638
*	Basic Chemical Industries Ltd.	4,880	56,070
*	Batic Investments & Logistic Co.	7,124	44,776
	Bawan Co.	9,876	97,245
	Bupa Arabia for Cooperative Insurance Co.	17,666	701,519
*	Buruj Cooperative Insurance Co.	4,903	30,459
	Co. for Cooperative Insurance	16,952	353,124
*	Dar Al Arkan Real Estate Development Co.	170,058	468,567
*	Dur Hospitality Co.	14,397	127,976
	Electrical Industries Co.	7,487	59,742
	Etihad Etisalat Co.	171,499	1,492,445
*	Fawaz Abdulaziz Al Hokair & Co.	25,454	112,350
	Fitaihi Holding Group	4,348	55,155
*	Gulf General Cooperative Insurance Co.	9,599	31,106
	Hail Cement Co.	22,503	84,403
	Halwani Brothers Co.	5,561	140,383
	Herfy Food Services Co.	7,846	134,479
	Jarir Marketing Co.	13,196	710,112
*	Jazan Energy & Development Co.	7,220	40,129
*	L'Azurde Co. for Jewelry	6,170	35,459
	Leejam Sports Co. JSC	8,163	259,243
	Maharah Human Resources Co.	6,547	140,572
*	Malath Cooperative Insurance Co.	4,696	34,712
*	Mediterranean & Gulf Insurance & Reinsurance Co.	16,076	81,271
*	Methanol Chemicals Co.	9,614	99,480
*	Middle East Paper Co.	13,506	186,350
*	Middle East Specialized Cables Co.	6,095	34,622

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mobile Telecommunications Co. Saudi Arabia	197,160	$706,284
*	Nama Chemicals Co.	2,809	30,346
*	National Agriculture Development Co.	21,050	185,876
	National Co. for Glass Industries	5,644	70,449
	National Co. for Learning & Education	1,983	35,048
	National Gas & Industrialization Co.	12,876	185,990
	National Petrochemical Co.	21,340	242,433
*	Rabigh Refining & Petrochemical Co.	89,780	585,923
	Riyad Bank	250,659	2,278,850
	SABIC Agri-Nutrients Co.	39,793	1,804,118
	Sahara International Petrochemical Co.	156,478	1,810,056
*	Salama Cooperative Insurance Co.	1,614	8,226
*	Saudi Arabian Cooperative Insurance Co.	5,253	30,940
*	Saudi Arabian Mining Co.	82,375	2,030,107
	Saudi Automotive Services Co.	12,855	134,363
	Saudi Basic Industries Corp.	141,540	4,737,843
	Saudi British Bank	106,826	1,147,318
	Saudi Ceramic Co.	15,851	236,533
	Saudi Co. For Hardware CJSC	6,354	90,731
*	Saudi Ground Services Co.	23,924	217,238
	Saudi Industrial Investment Group	79,299	725,158
	Saudi Industrial Services Co.	17,038	153,253
	Saudi Investment Bank	71,647	430,960
*	Saudi Kayan Petrochemical Co.	316,794	1,671,112
*	Saudi Marketing Co.	8,115	67,699
	Saudi National Bank	255,041	5,028,499
*	Saudi Paper Manufacturing Co.	3,323	44,636
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	18,388	200,523
*	Saudi Printing & Packaging Co.	6,269	40,454
*	Saudi Public Transport Co.	15,572	99,796
*	Saudi Re for Cooperative Reinsurance Co.	18,263	90,631
*	Saudi Real Estate Co.	32,568	184,501
*	Saudi Research & Media Group	10,001	644,214
*	Saudi Steel Pipe Co.	1,975	14,668
	Saudi Telecom Co.	127,270	4,004,046
	Saudia Dairy & Foodstuff Co.	7,228	314,711
	Savola Group	90,204	822,303
*	Seera Group Holding	64,481	339,359
*	Takween Advanced Industries Co.	13,249	67,122
	Umm Al-Qura Cement Co.	12,006	81,157
	United Electronics Co.	11,453	427,464
	United International Transportation Co.	14,860	199,599
	United Wire Factories Co.	7,305	62,341
*	Walaa Cooperative Insurance Co.	15,681	83,002
	Yanbu National Petrochemical Co.	48,014	873,053
	Zahrat Al Waha For Trading Co.	2,071	50,737
*	Zamil Industrial Investment Co.	12,402	100,904
TOTAL SAUDI ARABIA			55,985,266
SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	168,148	1,863,457
	Adcock Ingram Holdings Ltd.	25,740	85,185
	Advtech Ltd.	243,027	242,347
	AECI Ltd.	62,237	461,662
	Afrimat Ltd.	12,670	49,215
	Alexander Forbes Group Holdings Ltd.	337,375	93,098
	Altron Ltd., Class A	122,825	66,293
	Alviva Holdings Ltd.	81,663	90,657
	Anglo American Platinum Ltd.	8,340	1,010,509

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	AngloGold Ashanti Ltd.	3,097	$58,059
#	AngloGold Ashanti Ltd., Sponsored ADR	108,685	2,019,367
*	ArcelorMittal South Africa Ltd.	60,058	39,762
	Astral Foods Ltd.	15,671	174,655
*	Aveng Ltd.	47,692	83,613
	AVI Ltd.	130,385	648,671
	Barloworld Ltd.	142,485	1,233,830
	Bid Corp. Ltd.	48,748	1,053,573
	Bidvest Group Ltd.	88,468	1,084,683
*	Blue Label Telecoms Ltd.	207,116	68,980
#*	Brait PLC	400,143	126,014
	Capitec Bank Holdings Ltd.	10,497	1,381,886
	Cashbuild Ltd.	7,343	133,884
	Caxton & CTP Publishers & Printers Ltd.	26,485	15,250
*	City Lodge Hotels Ltd.	132,807	45,069
#	Clicks Group Ltd.	57,226	1,095,878
	Coronation Fund Managers Ltd.	95,431	317,907
*	Curro Holdings Ltd.	46,255	40,593
	DataTec Ltd.	131,653	326,760
Ω	Dis-Chem Pharmacies Ltd.	143,437	332,439
*	Discovery Ltd.	107,664	1,088,017
	DRDGOLD Ltd., Sponsored ADR	5,808	46,348
	DRDGOLD Ltd.	45,983	36,513
*	EOH Holdings Ltd.	18,622	5,971
*	Famous Brands Ltd.	23,982	111,147
	FirstRand Ltd.	938,273	3,782,273
	Foschini Group Ltd.	111,383	932,871
#	Gold Fields Ltd., Sponsored ADR	192,451	2,039,981
	Grand Parade Investments Ltd.	131,391	23,346
*	Grindrod Ltd.	196,706	59,909
	Grindrod Shipping Holdings Ltd.	1,451	22,993
	Harmony Gold Mining Co. Ltd.	110,175	402,409
	Harmony Gold Mining Co. Ltd., Sponsored ADR	152,302	546,764
	Hudaco Industries Ltd.	13,408	119,022
	Impala Platinum Holdings Ltd.	253,578	3,909,376
	Imperial Logistics Ltd.	90,726	382,051
	Investec Ltd.	107,316	606,247
	Italtile Ltd.	123,447	124,453
	JSE Ltd.	25,545	194,234
	KAP Industrial Holdings Ltd.	1,092,139	302,406
	Kumba Iron Ore Ltd.	11,371	405,686
	Lewis Group Ltd.	42,685	134,988
*	Liberty Holdings Ltd.	66,015	423,499
	Libstar Holdings Ltd.	68,247	28,293
	Long4Life Ltd.	245,929	92,523
*	Massmart Holdings Ltd.	19,227	69,436
	Metair Investments Ltd.	91,205	171,345
	MiX Telematics Ltd., Sponsored ADR	8,700	103,356
	Momentum Metropolitan Holdings	496,206	649,414
	Motus Holdings Ltd.	68,097	517,864
*	Mpact Ltd.	72,281	165,603
	Mr Price Group Ltd.	50,093	665,960
*	MTN Group Ltd.	558,578	7,024,634
	MultiChoice Group	117,470	963,436
*	Murray & Roberts Holdings Ltd.	144,674	128,842
*	Nampak Ltd.	167,643	40,132
	Naspers Ltd., Class N	11,309	1,828,078
	Nedbank Group Ltd.	147,337	1,833,512
	NEPI Rockcastle PLC	103,903	706,567

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Ninety One Ltd.	44,715	$153,040
*	Northam Platinum Holdings Ltd.	82,999	1,098,465
	Oceana Group Ltd.	44,494	165,843
	Old Mutual Ltd.	1,099,975	991,211
	Omnia Holdings Ltd.	83,430	334,338
#Ω	Pepkor Holdings Ltd.	455,319	671,358
	Pick n Pay Stores Ltd.	133,030	442,331
*	PPC Ltd.	115,090	34,121
*	PSG Group Ltd.	64,177	349,801
	PSG Konsult Ltd.	145,372	132,237
	Raubex Group Ltd.	81,441	198,294
	RCL Foods Ltd.	31,776	27,974
	Reunert Ltd.	89,471	278,712
	RFG Holdings Ltd.	55,653	49,143
	Royal Bafokeng Platinum Ltd.	74,273	791,017
	Sanlam Ltd.	384,212	1,578,557
	Santam Ltd.	15,064	264,442
*	Sappi Ltd.	289,987	813,128
	Shoprite Holdings Ltd.	82,418	1,127,634
	Sibanye Stillwater Ltd.	376,417	1,403,046
	Sibanye Stillwater Ltd., ADR	88,124	1,320,984
	SPAR Group Ltd.	53,061	580,260
	Spur Corp. Ltd.	44,681	66,227
	Standard Bank Group Ltd.	289,433	2,824,920
*	Steinhoff International Holdings NV	425,199	134,769
	Super Group Ltd.	224,428	487,896
*	Telkom SA SOC Ltd.	160,497	517,252
	Tiger Brands Ltd.	52,181	621,501
	Transaction Capital Ltd.	115,884	327,085
*	Trencor Ltd.	107,914	34,376
	Truworths International Ltd.	98,549	363,251
	Vodacom Group Ltd.	91,028	873,755
	Wilson Bayly Holmes-Ovcon Ltd.	22,138	160,338
	Woolworths Holdings Ltd.	267,169	923,070
TOTAL SOUTH AFRICA			65,073,171
SOUTH KOREA — (14.1%)
*	3S Korea Co. Ltd.	8,243	18,940
*	ABco Electronics Co. Ltd.	3,678	36,070
*	Able C&C Co. Ltd.	2,437	11,224
*	ABOV Semiconductor Co. Ltd.	4,484	51,985
*	Abpro Bio Co. Ltd.	45,652	29,564
*	Actoz Soft Co. Ltd.	1,928	19,983
*	ADTechnology Co. Ltd.	2,281	39,395
*	Advanced Digital Chips, Inc.	23,092	12,383
	Advanced Nano Products Co. Ltd.	1,565	67,705
	Advanced Process Systems Corp.	4,776	91,455
	Aekyung Chemical Co. Ltd.	12,984	106,625
	Aekyung Industrial Co. Ltd.	2,108	28,597
*	AeroSpace Technology of Korea, Inc.	7,410	36,671
	AfreecaTV Co. Ltd.	2,138	280,476
*	AFW Co. Ltd.	3,910	20,170
*	Agabang&Company	7,026	25,404
	Ahn-Gook Pharmaceutical Co. Ltd.	3,399	27,832
	Ahnlab, Inc.	849	54,806
*	Air Busan Co. Ltd.	26,404	46,059
	AJ Networks Co. Ltd.	9,486	39,383
*	Ajin Industrial Co. Ltd.	15,410	37,058
	AJINEXTEK Co. Ltd.	2,419	31,849

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	AK Holdings, Inc.	2,659	$37,866
*	Alpha Holdings, Inc.	4,529	10,016
*	Alteogen, Inc.	2,434	98,844
*	ALUKO Co. Ltd.	23,115	69,494
*	Amicogen, Inc.	3,599	79,315
*	Aminologics Co. Ltd.	10,765	17,268
*	Amo Greentech Co. Ltd.	2,151	18,574
#	Amorepacific Corp.	6,468	843,565
	Amorepacific Group	7,624	262,348
*	Amotech Co. Ltd.	1,486	30,006
*	Anam Electronics Co. Ltd.	16,864	29,715
*	Ananti, Inc.	14,858	109,585
*	Anterogen Co. Ltd.	1,366	30,612
*	Apact Co. Ltd.	6,201	28,388
*	Aprogen Medicines, Inc.	74,495	90,061
*	APS Holdings Corp.	2,964	27,805
	APTC Co. Ltd.	4,938	80,959
*	Asia Business Daily Co. Ltd.	4,913	14,088
	ASIA Holdings Co. Ltd.	388	43,540
	Asia Pacific Satellite, Inc.	1,533	16,670
	Asia Paper Manufacturing Co. Ltd.	2,346	93,890
*	Asiana Airlines, Inc.	5,570	84,033
	Atec Co. Ltd.	2,014	31,271
*	A-Tech Solution Co. Ltd.	1,734	20,771
	Atinum Investment Co. Ltd.	13,201	53,935
*	AUK Corp.	11,649	28,221
	Aurora World Corp.	2,940	24,553
	Autech Corp.	3,791	32,995
	Avaco Co. Ltd.	3,893	35,306
	Avatec Co. Ltd.	1,270	20,322
	Baiksan Co. Ltd.	2,639	19,295
*††	Barun Electronics Co. Ltd.	355	1,154
*	Barunson Entertainment & Arts Corp.	34,469	38,549
*	Bcworld Pharm Co. Ltd.	1,425	14,958
	Benoholdings, Inc.	3,580	11,107
	BGF Co. Ltd.	10,618	41,326
	BGF retail Co. Ltd.	2,051	277,832
*	BH Co. Ltd.	6,594	120,027
*	BHI Co. Ltd.	4,633	15,118
*	Binex Co. Ltd.	7,079	85,615
	Binggrae Co. Ltd.	2,570	114,319
*	Biolog Device Co. Ltd.	8,424	14,810
#*	Bioneer Corp.	6,019	188,595
*	BioSmart Co. Ltd.	5,234	31,424
	BIT Computer Co. Ltd.	4,083	31,429
	Bixolon Co. Ltd.	3,947	21,742
*	Bluecom Co. Ltd.	4,822	46,850
	BNK Financial Group, Inc.	71,549	482,562
	Boditech Med, Inc.	7,161	91,577
	BoKwang Industry Co. Ltd.	5,306	27,253
	Bolak Co. Ltd.	8,270	12,437
	Bookook Securities Co. Ltd.	1,360	26,960
*	Bosung Power Technology Co. Ltd.	12,851	41,568
*	Bubang Co. Ltd.	6,068	11,098
*	Bukwang Pharmaceutical Co. Ltd.	8,479	76,018
	Busan Industrial Co. Ltd.	199	13,646
	BusinessOn Communication Co. Ltd.	1,802	17,186
	BYC Co. Ltd.	105	39,677
*	BYON Co. Ltd.	11,067	8,744

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	18,730	$50,693
*	Cafe24 Corp.	2,651	47,250
*	CammSys Corp.	22,883	33,092
	Camus Engineering & Construction, Inc.	9,178	19,672
	Cape Industries Ltd.	7,657	28,610
*	Capro Corp.	11,235	37,160
	Caregen Co. Ltd.	949	50,728
*	Carelabs Co. Ltd.	2,530	17,430
	Cell Biotech Co. Ltd.	1,443	18,427
#	Celltrion Healthcare Co. Ltd.	7,554	399,111
*	Celltrion Pharm, Inc.	2,503	173,955
*	Cellumed Co. Ltd.	4,171	20,237
*	Central Motek Co. Ltd.	1,143	19,398
	Changhae Ethanol Co. Ltd.	1,423	14,765
*	Charm Engineering Co. Ltd.	22,386	24,183
*	Cheil Bio Co. Ltd.	6,609	14,617
	Cheil Worldwide, Inc.	25,399	467,650
	Chemtronics Co. Ltd.	3,793	90,241
*	Chemtros Co. Ltd.	3,277	26,303
	Cheryong Electric Co. Ltd.	2,732	10,675
*	ChinHung International, Inc.	23,471	37,825
	Chinyang Holdings Corp.	9,810	29,811
	Chips&Media, Inc.	1,109	21,615
*	Choa Pharmaceutical Co.	4,050	11,479
*	Choil Aluminum Co. Ltd.	12,351	21,001
	Chong Kun Dang Pharmaceutical Corp.	2,594	201,774
*	Choong Ang Vaccine Laboratory	2,018	22,442
*	CHOROKBAEM Co. Co. Ltd.	13,165	11,262
*	Chorokbaem Media Co. Ltd.	29,332	58,264
	Chosun Refractories Co. Ltd.	661	41,923
	Chunbo Co. Ltd.	553	121,103
	Chungdahm Learning, Inc.	2,075	56,421
	CJ CheilJedang Corp.	3,771	1,093,797
	CJ Corp.	6,789	453,782
	CJ ENM Co. Ltd.	4,162	431,505
*	CJ Freshway Corp.	1,408	36,456
*	CJ Logistics Corp.	3,292	319,683
*	CJ Seafood Corp.	4,489	13,393
	CKD Bio Corp.	1,229	33,335
	Classys, Inc.	5,466	71,341
*	Clean & Science Co. Ltd.	1,035	15,491
*	CLIO Cosmetics Co. Ltd.	1,429	19,551
*	Cloud Air Co. Ltd.	9,318	10,510
*††	CNT85, Inc.	341	77
*	CoAsia Corp.	4,262	34,702
*	CODI-M Co. Ltd.	66,320	10,669
*	Com2uS Holdings Corp.	707	93,436
*	Com2uSCorp	2,629	269,096
*	Commax Co. Ltd.	3,710	14,023
*	Comtec Systems Co. Ltd.	28,577	22,020
*	Coreana Cosmetics Co. Ltd.	6,531	19,253
*	Corentec Co. Ltd.	3,395	27,978
	Cosmax BTI, Inc.	1,847	18,125
*	COSMAX NBT, Inc.	3,810	16,448
*	Cosmax, Inc.	3,330	201,776
*	Cosmecca Korea Co. Ltd.	1,651	18,030
*	CosmoAM&T Co. Ltd.	3,918	133,232
*	Cosmochemical Co. Ltd.	3,560	38,278
	Coway Co. Ltd.	13,614	784,328

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Coweaver Co. Ltd.	2,317	$15,151
	Cowell Fashion Co. Ltd.	7,440	50,644
	Cowintech Co. Ltd.	1,080	26,966
	Creas F&C Co. Ltd.	946	34,568
#*	Creative & Innovative System	13,616	172,546
	Crown Confectionery Co. Ltd.	1,634	11,680
	CROWNHAITAI Holdings Co. Ltd.	3,077	21,694
*	CrystalGenomics, Inc.	13,924	60,010
*	CS Bearing Co. Ltd.	1,168	12,687
	CS Wind Corp.	3,007	121,285
*	CTC BIO, Inc.	3,110	25,714
*	Cube Entertainment, Inc.	1,235	18,347
	Cuckoo Holdings Co. Ltd.	3,956	57,146
	Cuckoo Homesys Co. Ltd.	2,757	79,911
*	Curexo, Inc.	4,984	33,990
*	Curo Co. Ltd.	45,137	16,018
*	CUROCOM Co. Ltd.	14,013	12,090
	Cymechs, Inc.	2,466	36,146
*	D&C Media Co. Ltd.	764	21,136
	D.I Corp.	6,060	41,378
*	DA Technology Co. Ltd.	5,161	29,850
	Dae Han Flour Mills Co. Ltd.	512	61,891
	Dae Hwa Pharmaceutical Co. Ltd.	3,709	25,354
	Dae Hyun Co. Ltd.	11,147	18,808
	Dae Won Chemical Co. Ltd.	6,386	17,507
	Dae Won Kang Up Co. Ltd.	18,032	47,758
*	Dae Young Packaging Co. Ltd.	19,091	36,174
*	Dae Yu Co. Ltd.	4,037	18,193
	Daea TI Co. Ltd.	4,431	18,097
*	Daebo Magnetic Co. Ltd.	664	32,798
	Daebongls Co. Ltd.	3,295	22,094
*	Daechang Co. Ltd.	33,874	46,471
	Daechang Forging Co. Ltd.	4,035	27,834
*	Daechang Solution Co. Ltd.	25,510	8,995
	Daedong Corp.	6,664	62,623
	Daeduck Electronics Co. Ltd.	9,304	175,185
	Daehan Steel Co. Ltd.	6,724	107,592
*	DAEHO AL Co. Ltd.	6,587	18,834
*	Dae-Il Corp.	6,283	29,840
	Daejoo Electronic Materials Co. Ltd.	2,461	184,740
	Daejung Chemicals & Metals Co. Ltd.	967	14,091
	Daekyo Co. Ltd.	8,911	26,387
*	Daelim B&Co Co. Ltd.	4,387	25,879
*	Daemyung Sonoseason Co. Ltd.	22,117	19,486
	Daesang Corp.	12,237	227,622
	Daesang Holdings Co. Ltd.	6,972	50,111
*	Daesung Eltec Co. Ltd.	21,022	14,539
	Daesung Energy Co. Ltd.	2,270	14,756
*	Daesung Holdings Co. Ltd.	1,401	55,613
*	Daesung Industrial Co. Ltd.	9,382	31,607
*	Daesung Private Equity, Inc.	7,539	16,145
*	Daewon Cable Co. Ltd.	27,499	40,851
*	Daewon Media Co. Ltd.	2,290	33,537
	Daewon Pharmaceutical Co. Ltd.	6,371	77,820
	Daewon San Up Co. Ltd.	6,131	31,660
*	Daewoo Electronic Components Co. Ltd.	10,614	19,585
*	Daewoo Engineering & Construction Co. Ltd.	78,322	375,141
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,903	283,785
	Daewoong Co. Ltd.	5,886	120,778

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewoong Pharmaceutical Co. Ltd.	1,059	$116,661
	Daihan Pharmaceutical Co. Ltd.	2,228	50,824
	Daishin Information & Communication	13,251	15,452
	Daishin Securities Co. Ltd.	13,082	183,664
*	Danal Co. Ltd.	10,543	88,521
	Danawa Co. Ltd.	2,714	53,331
*	Daou Data Corp.	8,922	100,668
	Daou Technology, Inc.	11,405	195,168
*	Dasan Networks, Inc.	10,103	48,630
	Dawonsys Co. Ltd.	4,658	111,767
*	Dayou Automotive Seat Technology Co. Ltd.	37,134	35,977
*	Dayou Plus Co. Ltd.	20,668	23,188
	DB Financial Investment Co. Ltd.	12,275	66,560
	DB HiTek Co. Ltd.	9,025	576,540
	DB Insurance Co. Ltd.	22,155	1,109,745
*	DB, Inc.	53,148	38,724
	DCM Corp.	1,844	34,589
	Dentium Co. Ltd.	2,353	111,065
	Deutsch Motors, Inc.	11,957	70,828
*	Development Advance Solution Co. Ltd.	6,743	26,607
	Device ENG Co. Ltd.	1,507	31,123
*	Dexter Studios Co. Ltd.	3,547	63,714
	DGB Financial Group, Inc.	75,632	584,771
	DHP Korea Co. Ltd.	4,848	29,168
	DI Dong Il Corp.	479	89,379
	Digital Chosun Co. Ltd.	16,218	40,014
	Digital Daesung Co. Ltd.	6,132	41,875
*	DIO Corp.	3,260	94,014
	Display Tech Co. Ltd.	4,122	25,194
	DL Construction Co. Ltd.	3,864	90,801
*	DL E&C Co. Ltd.	6,607	650,374
	DL Holdings Co. Ltd.	5,269	248,978
*	DMS Co. Ltd.	10,092	53,864
	DNF Co. Ltd.	2,134	34,582
	Dohwa Engineering Co. Ltd.	5,055	31,353
	Dong A Eltek Co. Ltd.	3,797	30,468
	Dong Ah Tire & Rubber Co. Ltd.	2,864	26,144
	Dong-A Hwasung Co. Ltd.	1,885	16,291
	Dong-A ST Co. Ltd.	2,582	141,251
	Dong-Ah Geological Engineering Co. Ltd.	2,527	36,400
*	Dongbang Transport Logistics Co. Ltd.	19,111	51,018
	Dongbu Corp.	3,827	44,127
	Dongil Industries Co. Ltd.	397	52,152
*	Dongjin Semichem Co. Ltd.	8,336	276,250
	Dongkoo Bio & Pharma Co. Ltd.	3,136	18,106
	DongKook Pharmaceutical Co. Ltd.	8,355	140,490
	Dongkuk Industries Co. Ltd.	15,392	40,374
	Dongkuk Steel Mill Co. Ltd.	32,777	408,844
	Dongkuk Structures & Construction Co. Ltd.	11,396	57,015
	Dongsin Engineering & Construction	817	20,393
	Dongsuh Cos., Inc.	5,007	106,022
	Dongsung Chemical Co. Ltd.	11,591	44,308
	Dongsung Finetec Co. Ltd.	5,832	50,063
*	Dongsung Pharmaceutical Co. Ltd.	1,125	7,590
*	Dongwha Enterprise Co. Ltd.	1,322	77,307
	Dongwha Pharm Co. Ltd.	8,291	81,116
	Dongwon Development Co. Ltd.	20,377	81,747
	Dongwon F&B Co. Ltd.	673	101,284
	Dongwon Industries Co. Ltd.	689	126,563

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Systems Corp.	1,184	$52,022
	Dongwoon Anatech Co. Ltd.	3,186	22,916
	Dongyang E&P, Inc.	2,221	30,816
*	Dongyang Steel Pipe Co. Ltd.	18,247	16,741
#*	Doosan Bobcat, Inc.	18,148	569,107
	Doosan Co. Ltd.	2,961	242,439
*	Doosan Fuel Cell Co. Ltd.	8,223	240,942
#*	Doosan Heavy Industries & Construction Co. Ltd.	33,326	501,159
*	Doosan Infracore Co. Ltd.	39,373	194,266
	DoubleUGames Co. Ltd.	4,310	182,045
	Douzone Bizon Co. Ltd.	3,299	146,228
	DRB Holding Co. Ltd.	3,863	15,654
*	Dream Security Co. Ltd.	11,309	38,201
	Dreamtech Co. Ltd.	10,806	90,520
*	Dreamus Co.	2,691	10,512
	Drgem Corp.	1,032	7,934
*	DRTECH Corp.	15,498	19,310
*	DSK Co. Ltd.	3,466	23,027
	DTR Automotive Corp.	2,204	143,864
*	Duk San Neolux Co. Ltd.	2,327	84,442
*	Duksan Hi-Metal Co. Ltd.	2,355	35,037
*	Duksan Techopia Co. Ltd.	1,125	28,020
	Duksung Co. Ltd.	3,683	46,917
	DY Corp.	8,382	67,625
	DY POWER Corp.	3,899	43,965
*	DYPNF Co. Ltd.	935	31,294
*	E Investment&Development Co. Ltd.	223,714	49,273
*	E& Corp. Co. Ltd.	4,204	12,420
*	E&M Co. Ltd.	45,035	21,352
	E1 Corp.	1,203	45,260
	Eagle Veterinary Technology Co. Ltd.	2,897	16,277
	Eagon Industrial Ltd.	2,383	20,881
*	Easy Bio, Inc.	7,041	23,992
*	Easy Holdings Co. Ltd.	15,977	47,934
	eBEST Investment & Securities Co. Ltd.	7,507	47,579
	Echo Marketing, Inc.	5,078	60,982
*	EcoBio Holdings Co. Ltd.	2,467	12,661
	Ecoplastic Corp.	8,868	17,598
	Ecopro BM Co. Ltd.	1,618	459,726
	Ecopro Co. Ltd.	8,681	486,227
	e-Credible Co. Ltd.	1,402	21,075
	Eehwa Construction Co. Ltd.	2,332	10,155
*	EG Corp.	493	4,878
*	Ehwa Technologies Information Co. Ltd.	40,976	45,164
*	Elentec Co. Ltd.	3,096	37,878
*	e-LITECOM Co. Ltd.	4,512	28,894
*	E-MART, Inc.	4,820	536,473
*	EMKOREA Co. Ltd.	8,717	24,449
*	EM-Tech Co. Ltd.	3,368	98,173
*	EMW Co. Ltd.	3,658	3,619
*	Enex Co. Ltd.	9,817	16,708
	ENF Technology Co. Ltd.	2,736	71,138
*	Enplus Co. Ltd.	4,630	13,356
	Eo Technics Co. Ltd.	2,029	183,092
*	Eone Diagnomics Genome Center Co. Ltd.	10,279	36,544
*	e-Starco Co. Ltd.	7,964	15,924
	Estechpharma Co. Ltd.	2,989	21,497
*	ESTsoft Corp.	1,284	18,182
*	E-TRON Co. Ltd.	112,634	32,569

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Corp.	20,030	$74,700
	Eugene Investment & Securities Co. Ltd.	27,685	69,551
	Eugene Technology Co. Ltd.	4,692	190,792
	Eusu Holdings Co. Ltd.	6,956	32,160
*	EV Advanced Material Co. Ltd.	9,902	11,561
	EWK, Inc.	3,189	11,982
*	E-World	14,086	25,683
*	Exem Co. Ltd.	3,347	10,712
	Exicon Co. Ltd.	1,739	20,415
	ezCaretech Co. Ltd.	672	20,604
*	F&F Co. Ltd.	1,149	792,589
	Farmsco	6,812	36,148
*	FarmStory Co. Ltd.	20,964	34,968
	Fila Holdings Corp.	23,935	591,321
	Fine Semitech Corp.	3,579	69,330
*	Fine Technix Co. Ltd.	7,604	78,012
*	Finetek Co. Ltd.	17,074	19,917
*	FNC Entertainment Co. Ltd.	1,512	9,411
*	Foosung Co. Ltd.	13,235	216,061
	Fursys, Inc.	1,797	52,373
*	Futurestream Networks Co. Ltd.	3,829	26,808
*	G.U.ON Co. Ltd.	4,950	164
	Gabia, Inc.	4,174	40,757
	Galaxia Moneytree Co. Ltd.	2,236	17,727
	Gaon Cable Co. Ltd.	1,471	27,184
	GC Cell Corp.	1,287	75,436
*	GemVax & Kael Co. Ltd.	4,742	58,936
*	Gemvaxlink Co. Ltd.	20,694	25,553
*	Genematrix, Inc.	3,848	24,848
*	Genexine, Inc.	4,428	179,710
*	Genie Music Corp.	10,282	40,301
*	GenNBio, Inc.	9,201	24,705
*	GenoFocus, Inc.	2,897	17,468
	GENOLUTION, Inc.	3,295	38,043
*	Genomictree, Inc.	1,846	18,379
	Genoray Co. Ltd.	4,726	38,237
	Geumhwa PSC Co. Ltd.	1,944	47,712
*	Gigalane Co. Ltd.	11,619	21,013
	Global Standard Technology Co. Ltd.	2,811	88,130
*	GMB Korea Corp.	4,841	21,925
	GnCenergy Co. Ltd.	2,482	8,546
	Golfzon Co. Ltd.	1,742	234,176
	Golfzon Newdin Holdings Co. Ltd.	7,168	49,827
*††	Good People Co. Ltd.	8,494	1,394
	Green Chemical Co. Ltd.	2,679	20,939
	Green Cross Corp.	894	132,363
	Green Cross Holdings Corp.	7,729	143,536
*	Green Cross Medical Science Corp.	2,202	12,478
	Green Cross Wellbeing Corp.	2,484	18,430
	GS Engineering & Construction Corp.	23,709	789,001
	GS Holdings Corp.	17,753	573,189
	GS Retail Co. Ltd.	15,751	357,627
*	Gwangju Shinsegae Co. Ltd.	320	43,885
	Haatz, Inc.	1,115	8,192
	Hae In Corp.	3,104	14,153
	HAESUNG DS Co. Ltd.	3,958	182,320
	Haitai Confectionery & Foods Co. Ltd.	2,525	15,356
	Halla Corp.	12,823	55,401
	Halla Holdings Corp.	2,959	100,351

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Han Chang Corp.	24,990	$16,594
	Han Kuk Carbon Co. Ltd.	14,798	135,554
	Hana Financial Group, Inc.	71,408	2,690,525
	Hana Materials, Inc.	2,798	132,706
*	Hana Micron, Inc.	16,647	257,891
	Hana Pharm Co. Ltd.	1,829	27,869
*	Hanall Biopharma Co. Ltd.	6,016	89,050
	HanChang Paper Co. Ltd.	20,641	32,617
*	Hancom WITH, Inc.	2,623	16,849
*	Hancom, Inc.	4,790	85,803
	Handok, Inc.	4,481	76,659
	Handsome Co. Ltd.	7,877	222,495
	Hanil Holdings Co. Ltd.	5,758	59,473
	Hanil Hyundai Cement Co. Ltd.	1,038	25,927
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	13,791
*	Hanjin Kal Corp.	2,883	126,836
	Hanjin Transportation Co. Ltd.	3,571	82,904
	Hankook Shell Oil Co. Ltd.	303	61,612
*	Hankook Technology, Inc.	25,601	19,505
	Hankook Tire & Technology Co. Ltd.	29,632	836,724
*	Hankuk Steel Wire Co. Ltd.	10,855	36,208
	Hanmi Semiconductor Co. Ltd.	7,872	250,175
	HanmiGlobal Co. Ltd.	3,314	34,445
	Hannong Chemicals, Inc.	1,548	19,422
	Hanon Systems	52,267	469,006
*	Hans Biomed Corp.	1,476	14,340
#	Hansae Co. Ltd.	7,886	165,612
	Hansae Yes24 Holdings Co. Ltd.	6,281	32,644
	Hanshin Construction	4,020	54,336
	Hanshin Machinery Co.	11,420	31,055
	Hansol Chemical Co. Ltd.	2,113	379,846
	Hansol Holdings Co. Ltd.	12,184	32,171
*	Hansol HomeDeco Co. Ltd.	30,820	39,270
	Hansol Logistics Co. Ltd.	9,688	27,698
	Hansol Paper Co. Ltd.	9,682	94,536
*	Hansol Technics Co. Ltd.	9,667	52,615
	Hanssem Co. Ltd.	2,318	141,553
*	Hanwha General Insurance Co. Ltd.	31,063	92,201
*	Hanwha Investment & Securities Co. Ltd.	49,399	202,428
	Hanwha Life Insurance Co. Ltd.	122,230	300,538
*	Hanwha Solutions Corp.	45,752	1,248,644
	Hanyang Eng Co. Ltd.	3,857	48,067
	Hanyang Securities Co. Ltd.	5,181	64,557
*	Harim Co. Ltd.	16,909	37,999
	Harim Holdings Co. Ltd.	11,610	87,227
*	HB SOLUTION Co. Ltd.	1,778	29,556
	HB Technology Co. Ltd.	22,960	45,849
	HDC Holdings Co. Ltd.	10,064	60,586
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,106	223,111
	HDC Hyundai Engineering Plastics Co. Ltd.	4,988	18,835
#*	Helixmith Co. Ltd.	7,110	122,539
*	Heungkuk Fire & Marine Insurance Co. Ltd.	23,423	70,257
*	HFR, Inc.	1,636	42,130
	High Tech Pharm Co. Ltd.	1,223	11,963
	HIMS Co. Ltd.	1,778	13,180
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	49,664
*	HJ Shipbuilding & Construction Co. Ltd.	4,922	29,111
#*	HLB Life Science Co. Ltd.	14,982	141,365
*	HLB POWER Co. Ltd.	20,719	29,855

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB Therapeutics Co. Ltd.	1,220	$13,162
*	HLB, Inc.	8,533	228,835
	HLscience Co. Ltd.	625	15,360
*	HMM Co. Ltd.	91,146	1,696,959
*	Home Center Holdings Co. Ltd.	20,747	19,778
*	Homecast Co. Ltd.	8,164	25,214
#	Hotel Shilla Co. Ltd.	5,682	344,625
	HS Industries Co. Ltd.	19,339	80,439
*	HSD Engine Co. Ltd.	7,890	56,432
	Huchems Fine Chemical Corp.	6,389	114,140
*	Hugel, Inc.	1,911	218,597
*	Humax Co. Ltd.	14,260	51,572
	Humedix Co. Ltd.	1,789	30,234
	Huons Co. Ltd.	3,135	114,245
	Huons Global Co. Ltd.	2,227	60,164
	Husteel Co. Ltd.	1,041	13,446
	Huvis Corp.	8,020	48,090
	Huvitz Co. Ltd.	4,994	34,529
	Hwa Shin Co. Ltd.	10,954	67,804
	Hwacheon Machine Tool Co. Ltd.	515	13,394
*	Hwail Pharm Co. Ltd.	19,396	34,478
	Hwangkum Steel & Technology Co. Ltd.	4,171	28,215
	Hwaseung Corp. Co. Ltd.	17,637	28,419
	Hwaseung Enterprise Co. Ltd.	4,636	55,745
*	Hwaseung R&A Co. Ltd.	5,786	21,300
	HwaSung Industrial Co. Ltd.	4,660	56,867
	Hy-Lok Corp.	2,669	35,448
*	Hyosung Advanced Materials Corp.	698	253,240
*	Hyosung Chemical Corp.	899	180,318
	Hyosung Corp.	2,298	158,541
*	Hyosung Heavy Industries Corp.	1,980	88,056
	Hyosung TNC Corp.	826	293,419
	HyosungITX Co. Ltd.	1,039	15,003
*	Hyulim ROBOT Co. Ltd.	19,958	13,714
	Hyundai Autoever Corp.	646	72,264
	Hyundai Bioland Co. Ltd.	2,761	35,076
	Hyundai BNG Steel Co. Ltd.	3,709	48,508
*	Hyundai Construction Equipment Co. Ltd.	6,049	198,283
	Hyundai Corp.	4,149	54,612
	Hyundai Corp. Holdings, Inc.	2,602	22,630
	Hyundai Department Store Co. Ltd.	5,355	322,500
*	Hyundai Electric & Energy System Co. Ltd.	8,036	119,631
	Hyundai Elevator Co. Ltd.	7,722	235,681
	Hyundai Energy Solutions Co. Ltd.	2,426	43,518
	Hyundai Engineering & Construction Co. Ltd.	18,938	678,212
	Hyundai Ezwel Co. Ltd.	4,703	39,853
	Hyundai Futurenet Co. Ltd.	21,018	59,411
#	Hyundai Greenfood Co. Ltd.	16,546	106,306
	Hyundai Heavy Industries Holdings Co. Ltd.	11,625	468,720
	Hyundai Home Shopping Network Corp.	2,566	129,174
	Hyundai HT Co. Ltd.	2,596	20,036
	Hyundai Livart Furniture Co. Ltd.	4,546	50,239
	Hyundai Marine & Fire Insurance Co. Ltd.	28,489	606,134
*	Hyundai Mipo Dockyard Co. Ltd.	5,878	341,473
	Hyundai Mobis Co. Ltd.	10,139	1,990,310
	Hyundai Motor Co.	18,191	2,932,005
	Hyundai Motor Securities Co. Ltd.	7,235	65,778
*	Hyundai Rotem Co. Ltd.	15,855	250,727
	Hyundai Steel Co.	32,044	1,058,348

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Wia Corp.	6,108	$349,831
*	Hyungji Elite, Inc.	7,275	15,378
	Hyungkuk F&B Co. Ltd.	5,256	16,931
	HyVision System, Inc.	3,675	68,825
*	i3system, Inc.	1,104	16,410
*	iA, Inc.	75,301	74,055
	ICD Co. Ltd.	4,336	39,583
#*	Icure Pharm, Inc.	2,526	28,633
	IDIS Holdings Co. Ltd.	2,685	28,674
*	IHQ, Inc.	24,866	23,249
	Il Sung Construction Co. Ltd.	4,662	16,472
*	Iljin Display Co. Ltd.	3,372	5,250
	Iljin Electric Co. Ltd.	9,122	35,259
	Iljin Holdings Co. Ltd.	8,430	32,043
	Iljin Materials Co. Ltd.	2,278	184,108
	Iljin Power Co. Ltd.	2,128	26,955
	Ilshin Spinning Co. Ltd.	690	59,240
*	ilShinbiobase Co. Ltd.	3,674	9,939
	Ilsung Pharmaceuticals Co. Ltd.	155	9,365
	Ilyang Pharmaceutical Co. Ltd.	3,224	60,989
	iMarketKorea, Inc.	8,309	67,419
*	INBIOGEN Co. Ltd.	7,058	15,173
	InBody Co. Ltd.	3,338	57,784
*	INCON Co. Ltd.	23,367	25,818
	Incross Co. Ltd.	1,150	42,650
*	Industrial Bank of Korea	97,613	847,506
*	INFAC Corp.	3,813	37,671
*	Infinitt Healthcare Co. Ltd.	3,095	16,960
*	InfoBank Corp.	1,192	18,794
	INITECH Co. Ltd.	6,800	27,759
*	InkTec Co. Ltd.	1,927	11,920
*	INNO Instrument, Inc.	9,461	13,382
#	Innocean Worldwide, Inc.	3,047	126,785
	InnoWireless, Inc.	1,034	32,967
	Innox Advanced Materials Co. Ltd.	7,249	310,749
*	Innox Corp.	852	16,987
*	Inscobee, Inc.	24,286	55,447
*	Insun ENT Co. Ltd.	10,014	93,589
*	Insung Information Co. Ltd.	10,915	26,171
	Intekplus Co. Ltd.	2,819	69,235
	Intellian Technologies, Inc.	954	62,593
	Intelligent Digital Integrated Security Co. Ltd.	1,165	21,757
*	Interflex Co. Ltd.	4,085	54,823
*	Intergis Co. Ltd.	4,958	12,712
	Interojo Co. Ltd.	2,504	57,049
	Interpark Corp.	14,161	51,819
	INTOPS Co. Ltd.	5,223	172,865
*	iNtRON Biotechnology, Inc.	4,530	67,498
	Inzi Controls Co. Ltd.	3,367	40,872
	INZI Display Co. Ltd.	12,593	28,895
*	Iones Co. Ltd.	6,315	52,747
	IS Dongseo Co. Ltd.	6,165	245,326
	ISC Co. Ltd.	1,964	53,935
	i-SENS, Inc.	2,148	50,231
	ISU Chemical Co. Ltd.	7,234	78,267
*	IsuPetasys Co. Ltd.	11,988	68,268
*	ITCEN Co. Ltd.	3,817	14,580
	ITM Semiconductor Co. Ltd.	872	28,474
	It's Hanbul Co. Ltd.	1,615	19,195

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jaeyoung Solutec Co. Ltd.	16,720	$14,833
*	Jahwa Electronics Co. Ltd.	3,794	73,267
*	Jayjun Cosmetic Co. Ltd.	12,369	9,113
	JB Financial Group Co. Ltd.	59,069	402,908
	JC Hyun System, Inc.	6,088	31,274
*	Jcontentree Corp.	983	49,402
*	Jeju Semiconductor Corp.	8,133	37,224
*	Jeongsan Aikang Co. Ltd.	3,986	6,143
	Jinsung T.E.C.	2,938	23,036
	JLS Co. Ltd.	3,636	22,074
*	JNK Heaters Co. Ltd.	5,529	23,495
*	JNTC Co. Ltd.	4,017	22,798
*	JoyCity Corp.	8,305	57,755
	JS Corp.	1,660	31,791
*	Jungdawn Co. Ltd.	7,542	15,160
*	Jusung Engineering Co. Ltd.	7,608	140,368
	JVM Co. Ltd.	1,700	20,486
	JW Life Science Corp.	3,290	35,510
	JYP Entertainment Corp.	7,401	259,255
*	Kakao Corp.	15,748	1,137,504
*	Kanglim Co. Ltd.	7,932	11,274
	Kangnam Jevisco Co. Ltd.	1,835	38,303
*	Kangstem Biotech Co. Ltd.	9,275	22,928
	KAON Media Co. Ltd.	4,639	57,090
	KB Financial Group, Inc.	46,756	2,317,237
	KB Financial Group, Inc., ADR	46,853	2,333,279
	KC Co. Ltd.	3,423	54,242
	KC Green Holdings Co. Ltd.	7,765	25,859
	KC Tech Co. Ltd.	3,975	67,433
	KCC Corp.	1,237	400,666
	KCC Engineering & Construction Co. Ltd.	3,073	20,927
	KCC Glass Corp.	4,293	211,827
	KCTC	10,256	43,864
*	KEC Corp.	25,236	66,711
*	KEC Holdings Co. Ltd.	11,325	16,745
	KEPCO Engineering & Construction Co., Inc.	1,611	95,895
	KEPCO Plant Service & Engineering Co. Ltd.	6,898	188,183
	Keyang Electric Machinery Co. Ltd.	5,630	17,341
*	KEYEAST Co. Ltd.	3,383	30,943
	KG Chemical Corp.	3,946	88,604
	Kginicis Co. Ltd.	7,291	107,311
	KGMobilians Co. Ltd.	6,433	47,999
*	KH FEELUX Co. Ltd.	47,263	82,424
*	KH Vatec Co. Ltd.	3,687	70,622
	Kia Corp.	49,915	3,480,359
	KINX, Inc.	1,034	47,742
*	KISCO Corp.	7,715	48,882
*	KISCO Holdings Co. Ltd.	4,668	55,604
	KISWIRE Ltd.	4,602	76,344
	KIWOOM Securities Co. Ltd.	7,418	558,793
	KleanNara Co. Ltd.	11,719	40,770
	KL-Net Corp.	4,538	12,466
*	KM Corp.	2,096	13,448
*	KMH Co. Ltd.	3,585	20,655
*	KMH Hitech Co. Ltd.	13,161	17,463
*	KMW Co. Ltd.	5,394	147,204
	Knotus Co. Ltd.	908	19,600
	Kocom Co. Ltd.	4,026	19,733
	Koh Young Technology, Inc.	11,321	194,962

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	4,947	$122,183
	Kolmar Korea Co. Ltd.	4,482	131,304
	Kolmar Korea Holdings Co. Ltd.	4,219	61,689
	Kolon Corp.	3,506	88,836
	Kolon Global Corp.	3,039	48,859
*	Kolon Industries, Inc.	8,989	467,421
*	Kolon Plastic, Inc.	3,586	30,999
	KoMiCo Ltd.	2,410	114,736
*	Komipharm International Co. Ltd.	6,303	48,518
*	KONA I Co. Ltd.	3,514	83,582
	Kopla Co. Ltd.	4,024	28,831
	Korea Alcohol Industrial Co. Ltd.	5,591	49,376
	Korea Arlico Pharm Co. Ltd.	2,061	12,358
	Korea Asset In Trust Co. Ltd.	27,658	82,955
	Korea Cast Iron Pipe Industries Co. Ltd.	4,507	32,408
*	Korea Circuit Co. Ltd.	2,967	74,532
	Korea District Heating Corp.	664	19,662
	Korea Electric Terminal Co. Ltd.	2,667	145,044
	Korea Electronic Certification Authority, Inc.	4,271	29,632
	Korea Electronic Power Industrial Development Co. Ltd.	2,656	22,360
	Korea Export Packaging Industrial Co. Ltd.	845	15,943
	Korea Flange Co. Ltd.	11,755	24,828
*	Korea Gas Corp.	7,769	228,528
*	Korea Information & Communications Co. Ltd.	2,352	17,238
	Korea Information Certificate Authority, Inc.	3,598	18,510
	Korea Investment Holdings Co. Ltd.	18,722	1,148,021
*	Korea Line Corp.	77,872	140,996
	Korea Petrochemical Ind Co. Ltd.	1,593	201,143
	Korea Petroleum Industries Co.	1,435	18,133
	Korea Pharma Co. Ltd.	514	15,751
	Korea Ratings Corp.	326	19,617
	Korea Real Estate Investment & Trust Co. Ltd.	61,288	120,237
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,790	661,827
	Korea Zinc Co. Ltd.	3,105	1,320,798
*	Korean Air Lines Co. Ltd.	50,943	1,230,147
	Korean Reinsurance Co.	32,862	279,573
	Kortek Corp.	3,744	30,420
*	KOSES Co. Ltd.	874	8,524
*	KPM Tech Co. Ltd.	20,756	15,233
*	KPS Corp.	1,718	14,863
	KPX Chemical Co. Ltd.	1,121	47,214
*	KSIGN Co. Ltd.	12,339	24,629
	KSS LINE Ltd.	8,802	82,937
*	KT Alpha Co. Ltd.	6,828	34,929
*	KT Corp., Sponsored ADR	12,498	161,974
	KT Skylife Co. Ltd.	11,384	77,468
	KT Submarine Co. Ltd.	7,083	31,821
	KTB Investment & Securities Co. Ltd.	23,506	97,901
	KTCS Corp.	9,824	17,809
	Ktis Corp.	11,445	20,848
	Kukdo Chemical Co. Ltd.	1,657	75,402
	Kukdong Corp.	14,378	27,157
	Kukdong Oil & Chemicals Co. Ltd.	7,267	21,918
*	Kukje Pharma Co. Ltd.	3,759	15,797
	Kukjeon Pharmaceutical Co. Ltd.	3,661	26,242
*	Kum Yang Co. Ltd.	9,238	36,385
*	Kumho HT, Inc.	33,614	47,039
	Kumho Petrochemical Co. Ltd.	8,698	1,079,801
*	Kumho Tire Co., Inc.	35,800	121,197

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KUMHOE&C Co. Ltd.	8,584	$72,512
	Kumkang Kind Co. Ltd.	8,100	53,734
	Kwang Myung Electric Co. Ltd.	10,184	19,741
*	Kyeryong Construction Industrial Co. Ltd.	4,158	108,842
	Kyobo Securities Co. Ltd.	7,880	51,932
	Kyochon F&B Co. Ltd.	1,515	17,184
	Kyongbo Pharmaceutical Co. Ltd.	1,969	14,136
	Kyung Dong Navien Co. Ltd.	2,649	107,987
*	Kyung Nam Pharm Co. Ltd.	3,838	13,392
	Kyung Nong Corp.	1,022	10,009
	Kyungbang Co. Ltd.	5,365	63,106
*	Kyungchang Industrial Co. Ltd.	11,095	29,870
	KyungDong City Gas Co. Ltd.	1,501	26,140
	Kyung-In Synthetic Corp.	12,581	61,190
	L&C Bio Co. Ltd.	3,441	92,029
*	L&F Co. Ltd.	2,235	330,322
*	LabGenomics Co. Ltd.	3,398	74,954
*	Lake Materials Co. Ltd.	15,024	60,417
	LaonPeople, Inc.	1,440	16,954
	LB Semicon, Inc.	11,748	120,679
	LEADCORP, Inc.	6,842	43,326
	Lee Ku Industrial Co. Ltd.	5,877	17,096
	LEENO Industrial, Inc.	2,370	367,765
	LF Corp.	9,746	128,521
	LG Chem Ltd.	9,895	5,304,317
	LG Corp.	14,146	874,809
#*	LG Display Co. Ltd., ADR	158,872	1,317,049
	LG Display Co. Ltd.	34,347	577,633
	LG Electronics, Inc.	38,603	4,193,926
	LG HelloVision Co. Ltd.	15,905	62,168
	LG Household & Health Care Ltd.	1,783	1,450,377
#	LG Innotek Co. Ltd.	4,337	1,303,917
	LG Uplus Corp.	102,489	1,116,786
	Lion Chemtech Co. Ltd.	3,023	19,733
*	LMS Co. Ltd.	3,047	19,678
*	Lock & Lock Co. Ltd.	7,256	61,450
*	Longtu Korea, Inc.	2,910	17,390
	LOT Vacuum Co. Ltd.	2,167	28,936
	Lotte Chemical Corp.	6,326	1,040,265
	Lotte Confectionery Co. Ltd.	529	51,660
	Lotte Corp.	6,544	146,201
*	Lotte Data Communication Co.	2,221	68,108
	LOTTE Fine Chemical Co. Ltd.	8,219	472,518
	Lotte Food Co. Ltd.	166	44,029
	LOTTE Himart Co. Ltd.	4,505	80,101
*	Lotte Non-Life Insurance Co. Ltd.	18,125	22,588
	Lotte Shopping Co. Ltd.	2,790	187,524
	LS Cable & System Asia Ltd.	1,638	10,330
	LS Corp.	8,173	344,350
	LS Electric Co. Ltd.	6,505	268,537
	LTC Co. Ltd.	1,557	17,751
*	Lutronic Corp.	5,422	84,133
*	LVMC Holdings	27,970	76,299
	LX Hausys Ltd.	3,869	180,343
	LX Semicon Co. Ltd.	2,582	296,043
	Macquarie Korea Infrastructure Fund	103,317	1,157,206
*	Maeil Dairies Co. Ltd.	1,621	91,641
*	Maeil Holdings Co. Ltd.	5,094	37,801
	MAKUS, Inc.	5,043	32,398

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mando Corp.	14,516	$639,284
*	Maniker Co. Ltd.	29,496	28,536
	Mcnex Co. Ltd.	5,122	223,528
	ME2ON Co. Ltd.	11,945	59,323
*	Mecaro Co. Ltd.	1,683	17,729
	Mediana Co. Ltd.	2,287	12,282
*	MEDICOX Co. Ltd.	18,634	13,700
*	Medifron DBT Co. Ltd.	5,858	10,894
*	Medipost Co. Ltd.	3,470	51,790
*	Medy-Tox, Inc.	1,485	144,594
*	Meerecompany, Inc.	1,773	40,082
*	MegaMD Co. Ltd.	3,779	12,336
*	MegaStudy Co. Ltd.	3,816	36,481
*	MegaStudyEdu Co. Ltd.	3,460	238,845
	MEKICS Co. Ltd.	4,913	35,627
	Meritz Financial Group, Inc.	16,372	593,326
	Meritz Fire & Marine Insurance Co. Ltd.	20,904	805,172
	Meritz Securities Co. Ltd.	116,273	592,577
*	Mgame Corp.	5,065	38,139
	Mi Chang Oil Industrial Co. Ltd.	382	23,219
*	MiCo BioMed Co. Ltd.	2,919	19,919
*	MiCo Ltd.	9,025	91,526
	Minwise Co. Ltd.	1,972	29,589
	Mirae Asset Life Insurance Co. Ltd.	29,061	89,897
	Mirae Asset Securities Co. Ltd.	99,530	712,954
	Mirae Asset Venture Investment Co. Ltd.	8,367	55,012
*	Mirae Corp.	847	8,553
	Miwon Chemicals Co. Ltd.	571	36,504
	Miwon Commercial Co. Ltd.	508	76,865
	Miwon Holdings Co. Ltd.	324	38,638
	Miwon Specialty Chemical Co. Ltd.	519	88,198
*	MK Electron Co. Ltd.	6,294	81,832
	MNTech Co. Ltd.	8,025	45,687
*	Mobase Co. Ltd.	4,602	14,610
*	Mobase Electronics Co. Ltd.	7,394	13,710
*	Mobile Appliance, Inc.	4,796	15,690
*	MOM'S TOUCH&Co.	5,104	26,399
	Monalisa Co. Ltd.	2,670	7,683
	MonAmi Co. Ltd.	3,766	12,660
	Moorim P&P Co. Ltd.	8,970	28,670
	Moorim Paper Co. Ltd.	14,496	27,004
	Motonic Corp.	3,458	26,556
*	Motrex Co. Ltd.	8,146	41,403
*	MP Daesan, Inc.	9,820	5,878
	mPlus Corp.	1,540	29,613
	Mr Blue Corp.	4,500	30,731
*	MS Autotech Co. Ltd.	6,409	29,753
	Multicampus Co. Ltd.	1,164	41,128
*	N2Tech Co. Ltd.	15,054	20,431
	Nam Hwa Construction Co. Ltd.	1,461	9,722
	Namhae Chemical Corp.	10,079	75,103
*	Namsun Aluminum Co. Ltd.	41,675	75,083
	Namsung Corp.	3,754	9,013
*	Namu Tech Co. Ltd.	8,990	18,366
*	Namuga Co. Ltd.	2,390	24,792
	Namyang Dairy Products Co. Ltd.	175	54,850
*	NanoenTek, Inc.	6,677	45,769
#*	Nanos Co. Ltd.	3,912	14,475
	Nasmedia Co. Ltd.	1,565	35,171

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Nat Games Co. Ltd.	2,249	$31,593
*	Nature & Environment Co. Ltd.	22,791	23,003
	NAVER Corp.	8,199	2,165,689
	NCSoft Corp.	1,629	733,970
*	NDFOS Co. Ltd.	2,690	19,321
	NeoPharm Co. Ltd.	1,605	31,141
*	Neowiz	4,439	97,727
*	Neowiz Holdings Corp.	742	41,081
*	NEPES Corp.	6,130	163,198
Ω	Netmarble Corp.	1,422	131,663
	Newtree Co. Ltd.	923	14,765
	Nexen Corp.	7,084	24,355
	Nexen Tire Corp.	18,926	99,292
*	Nexon GT Co. Ltd.	1,857	27,399
*	NEXT BT Co. Ltd.	19,065	20,548
*	Next Entertainment World Co. Ltd.	3,907	44,319
	NextEye Co. Ltd.	26,281	28,591
*	Nexturnbioscience Co. Ltd.	3,519	14,015
	NH Investment & Securities Co. Ltd.	54,272	520,382
*	NHN BUGS Corp.	1,452	14,829
*	NHN Corp.	7,970	229,861
*	NHN KCP Corp.	8,874	180,334
	NICE Holdings Co. Ltd.	7,761	109,499
	Nice Information & Telecommunication, Inc.	2,947	66,432
	NICE Information Service Co. Ltd.	14,058	221,540
	NICE Total Cash Management Co. Ltd.	5,066	21,349
*	NK Co. Ltd.	30,243	23,915
	Nong Shim Holdings Co. Ltd.	900	55,608
	Nong Woo Bio Co. Ltd.	3,988	33,382
	NongShim Co. Ltd.	1,436	387,581
	Noroo Holdings Co. Ltd.	1,493	14,668
	NOROO Paint & Coatings Co. Ltd.	4,323	39,503
	NOVAREX Co. Ltd.	1,431	45,373
	NPC	7,683	53,791
	NS Shopping Co. Ltd.	4,833	47,706
*	nTels Co. Ltd.	2,635	18,349
*	Nuintek Co. Ltd.	7,834	24,649
*	Oceanbridge Co. Ltd.	1,416	15,863
*	OCI Co. Ltd.	7,150	538,120
	Okong Corp.	7,450	23,944
*	Omnisystem Co. Ltd.	14,815	26,549
	Openbase, Inc.	7,316	20,431
	Opto Device Technology Co. Ltd.	5,298	33,801
	OptoElectronics Solutions Co. Ltd.	1,981	47,929
*	OPTRON-TEC, Inc.	3,712	24,858
*	Orbitech Co. Ltd.	6,070	28,682
	Orion Corp.	5,556	454,612
	Orion Holdings Corp.	10,541	124,034
	Osstem Implant Co. Ltd.	4,457	527,593
*	Osung Advanced Materials Co. Ltd.	28,148	54,512
	Ottogi Corp.	574	209,332
	Paik Kwang Industrial Co. Ltd.	13,688	48,409
*	Pan Entertainment Co. Ltd.	4,819	18,421
	Pan Ocean Co. Ltd.	96,426	402,475
*	PANAGENE, Inc.	6,561	23,657
*	Pan-Pacific Co. Ltd.	13,908	24,291
	Park Systems Corp.	1,226	124,575
	Partron Co. Ltd.	17,848	195,729
	Paseco Co. Ltd.	1,307	25,648

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Pearl Abyss Corp.	3,295	$262,869
#	People & Technology, Inc.	6,697	226,364
*	Peptron, Inc.	2,408	18,107
	PHA Co. Ltd.	3,537	27,383
*	PharmAbcine	3,500	16,714
*	PharmaResearch Co. Ltd.	1,521	97,110
*	PharmGen Science, Inc.	2,913	23,676
*	Pharmicell Co. Ltd.	12,726	109,214
*	Philoptics Co. Ltd.	3,684	28,438
*	PI Advanced Materials Co. Ltd.	5,680	196,544
*	PJ Electronics Co. Ltd.	1,293	8,881
	PLAYWITH, Inc.	1,337	11,763
*	Point Engineering Co. Ltd.	7,357	18,644
*	Polaris Office Corp.	9,317	14,871
	POSCO Chemical Co. Ltd.	2,022	190,083
	POSCO Coated & Color Steel Co. Ltd.	839	35,747
	Posco ICT Co. Ltd.	10,766	53,693
	Posco M-Tech Co. Ltd.	4,984	29,628
*	Power Logics Co. Ltd.	9,956	58,823
*	PowerNet Technologies Corp.	4,667	17,946
*	Prostemics Co. Ltd.	4,602	9,993
	Protec Co. Ltd.	1,743	48,853
	PSK, Inc.	3,774	147,047
	Pulmuone Co. Ltd.	5,745	78,438
*	Q Capital Partners Co. Ltd.	30,695	14,068
	QSI Co. Ltd.	1,365	23,087
*	Rayence Co. Ltd.	1,915	18,088
*††	Redrover Co. Ltd.	5,364	1,527
	Remed Co. Ltd.	928	15,951
	Reyon Pharmaceutical Co. Ltd.	2,110	50,710
	RFHIC Corp.	3,423	88,150
*	RFTech Co. Ltd.	10,996	49,004
*	RN2 Technologies Co. Ltd.	1,205	12,174
*	Robostar Co. Ltd.	1,376	26,486
*	Robotis Co. Ltd.	1,333	27,818
#	Rsupport Co. Ltd.	6,747	39,830
*	S Net Systems, Inc.	4,714	27,087
	S&S Tech Corp.	3,487	93,977
*	S.Y. Co. Ltd.	8,078	22,634
	S-1 Corp.	5,817	325,810
	Sajo Industries Co. Ltd.	851	30,694
	Sajodaerim Corp.	1,154	25,360
*	Sajodongaone Co. Ltd.	19,406	17,322
	Sam Young Electronics Co. Ltd.	3,585	32,367
	Sam Yung Trading Co. Ltd.	6,134	70,250
*	Sambo Corrugated Board Co. Ltd.	2,855	33,332
*	Sambo Motors Co. Ltd.	3,769	16,884
*	Sambu Engineering & Construction Co. Ltd.	47,943	61,839
*	Samchuly Bicycle Co. Ltd.	2,321	21,464
	Samho Development Co. Ltd.	8,183	31,300
*	SAMHWA NETWORKS Co. Ltd.	5,228	15,562
	SAMHWA Paints Industrial Co. Ltd.	4,793	32,939
	Samick Musical Instruments Co. Ltd.	25,745	35,278
	Samick THK Co. Ltd.	2,406	25,562
*	Samil C&S Co. Ltd.	1,823	14,454
	Samil Pharmaceutical Co. Ltd.	2,526	16,020
	Samji Electronics Co. Ltd.	5,168	45,644
	Samjin LND Co. Ltd.	5,897	14,127
	Samjin Pharmaceutical Co. Ltd.	2,325	48,738

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samkee Corp.	12,204	$47,885
*	Sammok S-Form Co. Ltd.	3,406	40,235
*Ω	Samsung Biologics Co. Ltd.	1,259	779,421
	Samsung C&T Corp.	13,972	1,264,013
	Samsung Card Co. Ltd.	6,778	174,502
	Samsung Climate Control Co. Ltd.	2,698	35,553
	Samsung Electro-Mechanics Co. Ltd.	15,055	2,290,437
	Samsung Electronics Co. Ltd., GDR	12,976	20,232,829
	Samsung Electronics Co. Ltd.	887,012	55,171,329
*	Samsung Engineering Co. Ltd.	54,218	992,113
	Samsung Fire & Marine Insurance Co. Ltd.	11,376	1,901,513
#*	Samsung Heavy Industries Co. Ltd.	161,868	703,574
	Samsung Life Insurance Co. Ltd.	11,553	585,146
*	Samsung Pharmaceutical Co. Ltd.	10,916	37,539
	Samsung Publishing Co. Ltd.	988	21,578
	Samsung SDI Co. Ltd.	4,304	2,135,827
	Samsung SDS Co. Ltd.	5,294	628,423
	Samsung Securities Co. Ltd.	23,426	790,985
	SAMT Co. Ltd.	18,196	61,249
	Samwha Capacitor Co. Ltd.	1,974	108,736
	Samyang Corp.	1,532	79,503
	Samyang Foods Co. Ltd.	1,461	104,087
	Samyang Holdings Corp.	1,467	107,332
	Samyang Packaging Corp.	1,527	29,651
	Samyang Tongsang Co. Ltd.	846	39,645
*	Samyoung Chemical Co. Ltd.	8,737	24,539
*	Sang-A Frontec Co. Ltd.	1,962	67,046
*	Sangbo Corp.	15,421	23,718
	Sangsangin Co. Ltd.	19,745	152,670
	Sangsin Energy Display Precision Co. Ltd.	3,457	43,367
	SaraminHR Co. Ltd.	2,279	74,523
	Satrec Initiative Co. Ltd.	829	27,924
	SAVEZONE I&C Corp.	8,459	20,440
*	SBI Investment Korea Co. Ltd.	24,785	29,313
*	SBW	51,099	27,528
*	SC Engineering Co. Ltd.	4,812	9,953
	SCI Information Service, Inc.	5,189	13,765
*	S-Connect Co. Ltd.	11,927	15,700
*	SDN Co. Ltd.	13,861	19,420
	Seah Besteel Corp.	5,195	66,105
	SeAH Holdings Corp.	419	36,013
	SeAH Steel Corp.	565	45,907
	SeAH Steel Holdings Corp.	624	54,919
	Sebang Co. Ltd.	6,012	54,797
	Sebang Global Battery Co. Ltd.	2,504	130,729
	Seegene, Inc.	8,976	410,838
*	Segyung Hitech Co. Ltd.	2,093	43,921
*	Seha Corp.	11,266	14,015
	Sejin Heavy Industries Co. Ltd.	2,811	16,537
	Sejong Industrial Co. Ltd.	6,842	41,657
*	Sejong Telecom, Inc.	163,379	70,271
*	Sekonix Co. Ltd.	1,677	15,594
	Sempio Foods Co.	730	25,954
*	S-Energy Co. Ltd.	6,724	21,238
	Seobu T&D	13,952	104,104
	Seohan Co. Ltd.	40,655	49,582
*	Seohee Construction Co. Ltd.	50,406	66,860
*	Seojin System Co. Ltd.	3,378	111,903
*	Seoul Auction Co. Ltd.	2,218	42,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul City Gas Co. Ltd.	276	$39,805
*	Seoul Food Industrial Co. Ltd.	82,907	19,786
	Seoul Semiconductor Co. Ltd.	18,406	232,585
	Seoul Viosys Co. Ltd.	3,758	37,208
*	Seowon Co. Ltd.	8,892	13,182
	SEOWONINTECH Co. Ltd.	3,074	15,230
	Seoyon Co. Ltd.	6,326	63,296
	Seoyon E-Hwa Co. Ltd.	6,625	36,863
	Settle Bank, Inc.	742	16,918
*	Sewon E&C Co. Ltd.	45,698	40,195
††	Sewon Precision Industry Co. Ltd.	1,917	2,412
	Sewoon Medical Co. Ltd.	4,473	13,274
#	SFA Engineering Corp.	8,043	230,186
*	SFA Semicon Co. Ltd.	21,218	118,988
*	S-Fuelcell Co. Ltd.	622	11,151
*	SG Corp.	28,911	15,740
*	SG Global Co. Ltd.	6,144	9,219
	SGC e Tec E&C Co. Ltd.	913	41,863
*	SH Energy & Chemical Co. Ltd.	21,194	16,047
	Shin Heung Energy & Electronics Co. Ltd.	1,521	72,307
	Shindaeyang Paper Co. Ltd.	955	70,764
	Shinhan Financial Group Co. Ltd.	98,685	3,160,809
	Shinhan Financial Group Co. Ltd., ADR	4,893	157,016
	Shinil Electronics Co. Ltd.	12,080	20,582
	Shinsegae Engineering & Construction Co. Ltd.	1,248	32,321
*	Shinsegae Food Co. Ltd.	487	30,587
	Shinsegae Information & Communication Co. Ltd.	96	13,607
*	Shinsegae International, Inc.	1,029	103,722
*	Shinsegae, Inc.	2,893	567,829
*	Shinsung Delta Tech Co. Ltd.	3,992	48,080
*	Shinsung E&G Co. Ltd.	49,040	72,283
*	Shinsung Tongsang Co. Ltd.	14,220	39,707
	Shinwha Intertek Corp.	10,654	25,771
*	Shinwon Construction Co. Ltd.	1,952	15,371
*	Shinwon Corp.	22,329	38,683
	Shinyoung Securities Co. Ltd.	1,754	87,921
*	Showbox Corp.	10,138	38,938
*	Signetics Corp.	21,612	42,112
	SIGONG TECH Co. Ltd.	4,127	20,078
	Silla Co. Ltd.	2,472	25,258
*	Simmtech Co. Ltd.	8,384	338,111
*	SIMMTECH HOLDINGS Co. Ltd.	8,826	38,317
	SIMPAC, Inc.	9,760	49,516
*	Sindoh Co. Ltd.	2,207	58,409
	Sinil Pharm Co. Ltd.	3,300	25,411
*	SJ Group Co. Ltd.	1,859	32,547
*	SK Biopharmaceuticals Co. Ltd.	2,442	155,887
#	SK Chemicals Co. Ltd.	3,566	377,491
	SK D&D Co. Ltd.	3,840	85,265
	SK Discovery Co. Ltd.	4,939	163,093
	SK Gas Ltd.	1,207	117,859
	SK Hynix, Inc.	170,188	17,615,777
*	SK Innovation Co. Ltd.	8,371	1,536,313
*	SK Rent A Car Co. Ltd.	4,337	33,729
	SK Securities Co. Ltd.	170,647	125,130
	SK Telecom Co. Ltd.	8,788	418,266
	SK Telecom Co. Ltd., Sponsored ADR	1,260	33,054
	SKC Co. Ltd.	3,898	469,280
	SL Corp.	7,707	173,118

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SM Culture & Contents Co. Ltd.	6,924	$18,575
*	SM Entertainment Co. Ltd.	4,555	227,972
*	SM Life Design Group Co. Ltd.	9,541	18,489
*	S-MAC Co. Ltd.	80,314	49,767
	SMCore, Inc.	1,609	8,793
*	SMEC Co. Ltd.	10,746	16,128
	SNT Energy Co. Ltd.	709	9,944
	SNT Holdings Co. Ltd.	3,470	45,956
	SNT Motiv Co. Ltd.	3,891	143,214
*	SNU Precision Co. Ltd.	5,420	14,483
	S-Oil Corp.	20,036	1,521,001
*	Solborn, Inc.	7,338	28,453
*	Solid, Inc.	12,996	62,705
	Solus Advanced Materials Co. Ltd.	1,128	65,567
	Songwon Industrial Co. Ltd.	7,797	128,691
	Soosan Heavy Industries Co. Ltd.	4,596	9,396
	Soulbrain Co. Ltd.	1,064	220,391
*	Soulbrain Holdings Co. Ltd.	2,191	53,706
	SPC Samlip Co. Ltd.	1,112	65,186
	Speco Co. Ltd.	1,997	9,389
	SPG Co. Ltd.	4,542	46,802
*	Spigen Korea Co. Ltd.	1,896	63,668
#*††	Ssangyong Motor Co.	26,548	11,438
*	ST Pharm Co. Ltd.	811	72,343
	STIC Investments, Inc.	12,554	107,064
*	Straffic Co. Ltd.	5,984	20,195
*	Studio Dragon Corp.	1,860	119,160
*	STX Heavy Industries Co. Ltd.	3,732	13,707
*	Sugentech, Inc.	1,812	29,130
	Suheung Co. Ltd.	2,902	95,630
	Sun Kwang Co. Ltd.	1,909	98,103
*	SundayToz Corp.	1,704	37,674
	Sung Bo Chemicals Co. Ltd.	5,109	15,339
	Sung Kwang Bend Co. Ltd.	7,865	52,826
*	Sungchang Enterprise Holdings Ltd.	19,774	37,645
	Sungdo Engineering & Construction Co. Ltd.	5,174	20,918
	Sungshin Cement Co. Ltd.	7,576	100,567
	Sungwoo Hitech Co. Ltd.	25,725	110,470
	Sunjin Co. Ltd.	5,383	47,372
*	Sunny Electronics Corp.	5,164	16,399
*	Suprema, Inc.	1,413	26,788
	SurplusGlobal, Inc.	4,779	16,066
	SV Investment Corp.	9,883	31,798
*	Synergy Innovation Co. Ltd.	8,081	26,156
*	Synopex, Inc.	19,341	38,571
	Systems Technology, Inc.	3,599	55,032
	Tae Kyung Industrial Co. Ltd.	6,615	36,148
	Taekwang Industrial Co. Ltd.	146	122,468
	Taekyung BK Co. Ltd.	10,721	38,435
*††	Taewoong Co. Ltd.	3,088	6,004
	Taeyoung Engineering & Construction Co. Ltd.	11,082	96,826
#*	Taihan Electric Wire Co. Ltd.	54,978	80,267
*	Taihan Fiberoptics Co. Ltd.	15,758	27,812
*	Taihan Textile Co. Ltd.	662	26,480
*	Tailim Packaging Co. Ltd.	8,783	28,192
	TCC Steel	2,645	21,367
	TechWing, Inc.	4,186	71,687
*	Tego Science, Inc.	1,108	15,621
*	Telcon RF Pharmaceutical, Inc.	10,989	20,142

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Telechips, Inc.	2,641	$48,233
*	TERA SCIENCE Co. Ltd.	12,314	20,449
	TES Co. Ltd.	4,677	99,560
	Tesna, Inc.	3,853	152,870
*	Thinkware Systems Corp.	2,170	35,172
*	TK Chemical Corp.	6,958	30,784
*	TK Corp.	5,389	47,112
*	TLI, Inc.	978	5,078
*	Tokai Carbon Korea Co. Ltd.	2,058	223,586
	Tongyang Life Insurance Co. Ltd.	24,537	122,430
	Tongyang, Inc.	72,698	79,231
*	Top Engineering Co. Ltd.	5,710	33,230
	Toptec Co. Ltd.	9,669	67,907
*	Tovis Co. Ltd.	3,609	29,794
	Tplex Co. Ltd.	6,418	21,966
	TS Corp.	19,785	45,322
*	TSE Co. Ltd.	734	42,703
*	Tuksu Construction Co. Ltd.	3,773	34,914
*	TY Holdings Co. Ltd.	10,954	215,085
	TYM Corp.	45,404	57,093
	UBCare Co. Ltd.	6,063	32,599
	Ubiquoss Holdings, Inc.	2,043	27,516
	Ubiquoss, Inc.	2,176	36,440
*	Ubivelox, Inc.	959	14,059
	Uju Electronics Co. Ltd.	2,257	61,019
	Uni-Chem Co. Ltd.	14,724	15,246
*	Unick Corp.	2,381	10,671
	Unid Co. Ltd.	2,657	186,176
	Union Materials Corp.	5,948	13,835
	Union Semiconductor Equipment & Materials Co. Ltd.	8,644	98,124
	Uniquest Corp.	4,624	44,295
*	Unison Co. Ltd.	29,074	60,535
*	Unitekno Co. Ltd.	949	6,564
*	UniTest, Inc.	4,011	101,233
	UTI, Inc.	1,284	15,060
*	Value Added Technology Co. Ltd.	2,860	79,070
*	Very Good Tour Co. Ltd.	2,162	23,709
	Viatron Technologies, Inc.	4,608	38,150
*	Vidente Co. Ltd.	11,493	144,294
	Vieworks Co. Ltd.	1,745	60,243
*	Vina Tech Co. Ltd.	533	17,148
	Visang Education, Inc.	4,557	26,306
	Vitzro Tech Co. Ltd.	4,197	30,412
	Vitzrocell Co. Ltd.	4,814	57,151
*	Vivien Corp.	5,609	12,003
*	Vivozon Healthcare, Inc.	22,839	17,207
*	VT GMP Co. Ltd.	7,135	39,949
	Webcash Corp.	2,800	55,744
#*	Webzen, Inc.	6,131	114,690
*	Welcron Co. Ltd.	5,529	18,157
*	Wellbiotec Co. Ltd.	12,974	16,408
#*	Wemade Co. Ltd.	3,548	357,351
	Whanin Pharmaceutical Co. Ltd.	4,006	55,627
*	WI Co. Ltd.	21,878	20,467
	Wiable Corp.	6,413	13,937
*	WillBes & Co.	20,926	23,189
	Winix, Inc.	2,109	32,207
*	Winpac, Inc.	9,832	15,449
	Wins Co. Ltd.	1,654	20,063

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wise Itech Co. Ltd.	1,235	$15,649
	WiSoL Co. Ltd.	10,907	97,388
*	WIZIT Co. Ltd.	27,174	27,835
*	WONIK CUBE Corp.	13,425	31,941
*	Wonik Holdings Co. Ltd.	21,371	83,260
	WONIK IPS Co. Ltd.	6,406	211,394
	Wonik Materials Co. Ltd.	2,746	83,865
*	Wonik Pne Co. Ltd.	3,058	74,438
*	Wonik QnC Corp.	6,335	136,932
*	Wonpung Mulsan Co. Ltd.	6,294	4,941
*	WooGene B&G Co. Ltd.	5,150	8,022
	Woojin, Inc.	3,958	25,604
*	Woongjin Thinkbig Co. Ltd.	17,989	42,751
*	Wooree Bio Co. Ltd.	12,092	35,035
	Woori Financial Group, Inc., Sponsored ADR	2,893	106,723
	Woori Financial Group, Inc.	177,514	2,183,842
	Woori Investment Bank Co. Ltd.	136,593	92,667
*	Woori Technology, Inc.	17,387	27,960
*	Wooridul Huebrain Ltd.	15,351	18,062
*	Woorison F&G Co. Ltd.	18,507	31,802
*	Woory Industrial Co. Ltd.	1,582	25,372
*	Woosu AMS Co. Ltd.	5,550	18,621
	WooSung Feed Co. Ltd.	1,480	31,388
*	Woowon Development Co. Ltd.	5,296	20,022
*	Worldex Industry & Trading Co. Ltd.	3,984	91,786
	Y G-1 Co. Ltd.	8,490	58,516
*	Yapex, Inc.	15,515	17,353
	YAS Co. Ltd.	1,977	26,509
*	Y-entec Co. Ltd.	3,853	42,975
	Yeong Hwa Metal Co. Ltd.	16,199	19,503
	Yesco Holdings Co. Ltd.	755	22,304
*	Yest Co. Ltd.	2,384	25,051
*	YG Entertainment, Inc.	2,572	107,824
*	YG PLUS	3,947	20,837
*	YIK Corp.	8,752	41,331
*	YJM Games Co. Ltd.	7,752	19,983
	YMC Co. Ltd.	3,514	18,921
*	YMT Co. Ltd.	2,063	34,119
*	Yonwoo Co. Ltd.	1,485	24,995
	Yoosung Enterprise Co. Ltd.	10,361	23,836
	Youlchon Chemical Co. Ltd.	2,621	49,309
	Young Poong Corp.	189	97,886
	Young Poong Precision Corp.	4,334	31,984
*	Youngone Corp.	8,967	349,295
	Youngone Holdings Co. Ltd.	3,354	137,160
*	YoungWoo DSP Co. Ltd.	13,510	23,105
	Yuanta Securities Korea Co. Ltd.	42,688	125,126
	YuHwa Securities Co. Ltd.	13,635	28,411
*	Yungjin Pharmaceutical Co. Ltd.	16,564	65,274
	Yuyu Pharma, Inc.	4,743	27,290
*	Zeus Co. Ltd.	3,176	62,409
	Zinus, Inc.	2,859	160,078
TOTAL SOUTH KOREA			256,835,205
SWITZERLAND — (0.0%)
	CoCreation Grass Co. Ltd.	4,200	21,143
	Jingjin Equipment, Inc., Class A	6,200	38,394

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,800	$19,824
TOTAL SWITZERLAND			79,361
TAIWAN — (19.5%)
	ABC Taiwan Electronics Corp.	22,000	18,329
	Abico Avy Co. Ltd.	64,054	57,708
#	Ability Enterprise Co. Ltd.	90,508	90,705
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	49,933
#	AcBel Polytech, Inc.	143,685	169,093
	Accton Technology Corp.	113,858	1,099,487
	Acer, Inc.	1,128,287	1,170,123
	ACES Electronic Co. Ltd.	60,117	102,137
*	Acon Holding, Inc.	122,000	49,271
	Acter Group Corp. Ltd.	14,267	113,693
	Action Electronics Co. Ltd.	103,000	47,771
#	ADATA Technology Co. Ltd.	64,605	199,639
	Addcn Technology Co. Ltd.	11,830	97,497
	Advanced Analog Technology, Inc.	7,000	18,856
	Advanced Ceramic X Corp.	18,000	206,790
	Advanced International Multitech Co. Ltd.	57,000	166,654
*	Advanced Optoelectronic Technology, Inc.	49,000	47,228
#	Advanced Power Electronics Corp.	25,000	92,737
	Advancetek Enterprise Co. Ltd.	109,908	88,002
	Advantech Co. Ltd.	46,058	638,378
	AEON Motor Co. Ltd.	22,000	40,303
#*	AGV Products Corp.	230,172	87,770
	Airmate Cayman International Co. Ltd.	17,678	13,541
	Airtac International Group	44,382	1,558,209
	Alchip Technologies Ltd.	15,000	520,390
	Alcor Micro Corp.	15,000	27,496
	Alexander Marine Co. Ltd.	6,000	27,093
#*	ALI Corp.	67,632	86,781
	All Ring Tech Co. Ltd.	14,000	61,129
	Allied Circuit Co. Ltd.	9,000	60,797
	Allis Electric Co. Ltd.	71,761	61,004
	Alltek Technology Corp.	66,494	68,663
#	Alltop Technology Co. Ltd.	17,751	123,782
	Alpha Networks, Inc.	78,272	86,398
	Altek Corp.	110,727	191,639
	Amazing Microelectronic Corp.	22,782	166,369
*	Ambassador Hotel	110,000	122,024
*	AMICCOM Electronics Corp.	16,000	19,051
	Ampire Co. Ltd.	29,000	26,694
	AMPOC Far-East Co. Ltd.	31,000	42,863
#	AmTRAN Technology Co. Ltd.	300,396	179,075
#	Anji Technology Co. Ltd.	17,000	29,513
#	Anpec Electronics Corp.	26,317	228,191
#	AP Memory Technology Corp.	15,000	223,025
#	Apac Opto Electronics, Inc.	36,000	35,665
	Apacer Technology, Inc.	40,506	65,304
	APAQ Technology Co. Ltd.	24,422	51,119
	APCB, Inc.	77,000	56,733
	Apex Biotechnology Corp.	36,477	34,726
	Apex International Co. Ltd.	68,868	287,802
	Apex Medical Corp.	29,000	28,236
	Apex Science & Engineering	68,848	25,478
	Apogee Optocom Co. Ltd.	5,000	12,353
	Arcadyan Technology Corp.	43,755	197,538
	Ardentec Corp.	236,411	454,571

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Argosy Research, Inc.	21,558	$98,998
#	ASE Technology Holding Co. Ltd., ADR	88,084	623,636
	ASE Technology Holding Co. Ltd.	802,089	2,921,281
	Asia Cement Corp.	593,696	951,207
	Asia Electronic Material Co. Ltd.	25,000	21,963
#	Asia Optical Co., Inc.	69,000	213,592
*	Asia Pacific Telecom Co. Ltd.	870,139	250,741
*	Asia Plastic Recycling Holding Ltd.	120,857	30,548
#	Asia Polymer Corp.	165,385	213,867
	Asia Tech Image, Inc.	26,000	51,203
	Asia Vital Components Co. Ltd.	120,278	411,594
	ASMedia Technology, Inc.	3,312	190,971
	ASolid Technology Co. Ltd.	9,000	42,766
	ASPEED Technology, Inc.	6,599	741,553
	ASROCK, Inc.	19,000	161,651
	Asustek Computer, Inc.	174,996	2,287,808
	Aten International Co. Ltd.	29,000	85,465
	AU Optronics Corp., Sponsored ADR	37,101	266,014
#	AU Optronics Corp.	3,473,000	2,581,923
	Audix Corp.	42,800	88,684
	AURAS Technology Co. Ltd.	28,000	225,022
	Aurona Industries, Inc.	42,000	31,678
	Aurora Corp.	19,585	63,235
	Aurotek Corp.	13,000	12,130
	Avalue Technology, Inc.	19,000	37,794
	Aver Information, Inc.	20,000	41,964
	Avermedia Technologies	20,000	21,935
	Awea Mechantronic Co. Ltd.	13,230	15,491
	Axiomtek Co. Ltd.	24,000	50,551
*	Azurewave Technologies, Inc.	46,000	39,203
	Bafang Yunji International Co. Ltd.	18,000	80,939
	Bank of Kaohsiung Co. Ltd.	221,477	107,959
	Baolong International Co. Ltd.	45,000	30,823
	Basso Industry Corp.	60,000	90,002
#	BenQ Materials Corp.	64,000	80,673
	BES Engineering Corp.	605,000	192,766
*	Billion Electric Co. Ltd.	28,000	21,463
	Bin Chuan Enterprise Co. Ltd.	53,650	44,223
	Bionet Corp.	17,000	22,472
	Bionime Corp.	13,000	32,590
#	Biostar Microtech International Corp.	54,000	41,259
	Bioteque Corp.	18,010	74,874
#	Bizlink Holding, Inc.	43,807	477,222
	Bon Fame Co. Ltd.	7,000	11,560
	Brave C&H Supply Co. Ltd.	9,000	27,816
	Bright Led Electronics Corp.	47,100	38,738
	Brighton-Best International Taiwan, Inc.	125,331	177,982
	Browave Corp.	30,000	43,159
	C Sun Manufacturing Ltd.	48,964	84,909
*	Cameo Communications, Inc.	95,044	33,802
	Capital Futures Corp.	43,629	60,319
	Capital Securities Corp.	698,902	412,303
	Career Technology MFG. Co. Ltd.	239,126	204,388
	Carnival Industrial Corp.	71,499	35,627
#	Casing Macron Technology Co. Ltd.	19,000	11,521
	Castles Technology Co. Ltd.	15,000	18,718
	Caswell, Inc.	14,000	47,482
	Catcher Technology Co. Ltd.	181,509	1,022,771
	Cathay Chemical Works	17,000	14,866

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Financial Holding Co. Ltd.	1,141,486	$2,647,730
	Cathay Real Estate Development Co. Ltd.	243,300	165,851
	Cayman Engley Industrial Co. Ltd.	18,785	54,885
	Celxpert Energy Corp.	37,000	53,702
	Center Laboratories, Inc.	149,664	312,025
	Central Reinsurance Co. Ltd.	72,300	74,477
	Century Iron & Steel Industrial Co. Ltd.	52,000	202,300
	Chailease Holding Co. Ltd.	294,514	2,701,381
*	Chain Chon Industrial Co. Ltd.	88,516	61,962
	ChainQui Construction Development Co. Ltd.	41,171	26,754
*	Champion Building Materials Co. Ltd.	80,000	31,714
	Champion Microelectronic Corp.	17,600	41,341
	Chang Hwa Commercial Bank Ltd.	1,137,645	728,176
	Chang Wah Electromaterials, Inc.	121,240	157,390
#	Chang Wah Technology Co. Ltd.	47,000	169,529
	Channel Well Technology Co. Ltd.	80,000	110,561
#	Chant Sincere Co. Ltd.	25,000	63,430
	Charoen Pokphand Enterprise	59,160	177,119
	CHC Healthcare Group	49,000	63,849
	CHC Resources Corp.	30,379	49,040
	Chen Full International Co. Ltd.	46,000	66,223
	Chenbro Micom Co. Ltd.	27,000	81,493
#	Cheng Loong Corp.	376,480	467,416
*	Cheng Mei Materials Technology Corp.	228,250	100,233
	Cheng Shin Rubber Industry Co. Ltd.	684,808	860,904
	Cheng Uei Precision Industry Co. Ltd.	202,159	278,040
	Chenming Electronic Technology Corp.	64,000	30,975
	Chi Hua Fitness Co. Ltd.	5,000	14,971
	Chia Chang Co. Ltd.	52,000	90,429
	Chian Hsing Forging Industrial Co. Ltd.	22,000	32,484
	Chicony Electronics Co. Ltd.	226,350	726,280
#	Chicony Power Technology Co. Ltd.	73,731	210,957
	Chief Telecom, Inc.	11,000	105,736
	Chieftek Precision Co. Ltd.	21,250	63,440
	Chien Kuo Construction Co. Ltd.	80,540	39,925
	Chime Ball Technology Co. Ltd.	10,565	16,242
*	China Airlines Ltd.	1,257,062	1,095,432
#	China Bills Finance Corp.	351,000	218,945
	China Chemical & Pharmaceutical Co. Ltd.	105,000	82,480
	China Development Financial Holding Corp.	2,681,999	1,789,081
	China Ecotek Corp.	10,000	14,307
	China Electric Manufacturing Corp.	127,170	84,070
	China Fineblanking Technology Co. Ltd.	14,604	21,399
#	China General Plastics Corp.	171,602	206,771
#	China Glaze Co. Ltd.	60,680	30,258
	China Man-Made Fiber Corp.	534,965	184,093
	China Metal Products	130,190	157,029
	China Motor Corp.	103,600	229,915
#*	China Petrochemical Development Corp.	1,562,033	695,185
	China Steel Chemical Corp.	49,227	205,020
	China Steel Corp.	2,934,940	3,591,803
	China Steel Structure Co. Ltd.	26,000	54,890
	China Wire & Cable Co. Ltd.	36,120	34,028
	Chinese Maritime Transport Ltd.	35,120	62,725
	Ching Feng Home Fashions Co. Ltd.	58,000	38,929
	Chin-Poon Industrial Co. Ltd.	151,113	190,008
	Chipbond Technology Corp.	301,000	750,724
	ChipMOS Technologies, Inc.	239,594	407,729
	ChipMOS Technologies, Inc., ADR	3,460	114,891

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chlitina Holding Ltd.	25,000	$189,988
#	Chong Hong Construction Co. Ltd.	83,361	222,820
#	Chroma ATE, Inc.	119,466	931,227
	Chun YU Works & Co. Ltd.	63,000	65,687
	Chun Yuan Steel Industry Co. Ltd.	200,999	156,772
#	Chung Hsin Electric & Machinery Manufacturing Corp.	179,000	274,611
#	Chung Hung Steel Corp.	311,889	425,292
	Chung Hwa Food Industrial Co. Ltd.	13,700	63,426
#*	Chung Hwa Pulp Corp.	134,246	109,015
	Chunghwa Precision Test Tech Co. Ltd.	7,000	162,078
	Chunghwa Telecom Co. Ltd., Sponsored ADR	29,726	1,290,406
	Chunghwa Telecom Co. Ltd.	255,800	1,087,155
	Cleanaway Co. Ltd.	28,000	211,636
	Clevo Co.	175,869	195,877
	CMC Magnetics Corp.	451,907	173,612
	CoAsia Electronics Corp.	39,000	18,757
	Collins Co. Ltd.	61,000	33,463
	Compal Broadband Networks, Inc.	11,000	11,957
	Compal Electronics, Inc.	1,182,086	1,081,002
	Compeq Manufacturing Co. Ltd.	466,000	721,565
	Compucase Enterprise	38,000	42,780
	Concord International Securities Co. Ltd.	49,000	29,666
	Concord Securities Co. Ltd.	229,912	115,833
	Concraft Holding Co. Ltd.	28,203	25,795
	Continental Holdings Corp.	188,250	159,592
	Contrel Technology Co. Ltd.	70,000	48,821
#	Coremax Corp.	22,852	116,541
	Coretronic Corp.	148,600	406,968
	Co-Tech Development Corp.	67,541	168,903
	Cowealth Medical Holding Co. Ltd.	27,216	25,794
#*	Coxon Precise Industrial Co. Ltd.	33,000	18,582
	Creative Sensor, Inc.	30,000	25,279
*	Crowell Development Corp.	58,000	44,631
#*	CSBC Corp. Taiwan	231,261	168,992
	CTBC Financial Holding Co. Ltd.	3,122,612	3,139,191
	CTCI Corp.	186,555	258,068
*	C-Tech United Corp.	19,555	15,694
	Cub Elecparts, Inc.	18,087	118,199
	CviLux Corp.	40,902	66,190
	CX Technology Co. Ltd.	16,000	22,350
	Cyberlink Corp.	18,356	56,707
	CyberPower Systems, Inc.	24,000	59,381
#	CyberTAN Technology, Inc.	88,576	83,029
	Cypress Technology Co. Ltd.	19,048	41,362
#	DA CIN Construction Co. Ltd.	121,000	143,092
	Dadi Early-Childhood Education Group Ltd.	6,825	34,659
	Dafeng TV Ltd.	28,396	46,307
#*	Da-Li Development Co. Ltd.	116,161	125,809
	Darfon Electronics Corp.	85,000	138,999
#*	Darwin Precisions Corp.	202,000	94,179
	Daxin Materials Corp.	22,000	97,003
	De Licacy Industrial Co. Ltd.	131,458	75,542
	Delta Electronics, Inc.	310,940	3,067,561
	Depo Auto Parts Ind Co. Ltd.	65,000	139,308
	DFI, Inc.	14,000	30,708
	Dimerco Data System Corp.	18,698	46,038
	Dimerco Express Corp.	64,800	229,134
	D-Link Corp.	236,136	142,435
	Donpon Precision, Inc.	26,000	20,500

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dr Wu Skincare Co. Ltd.	7,000	$22,603
	Draytek Corp.	26,000	24,763
	Drewloong Precision, Inc.	8,000	27,816
	Dyaco International, Inc.	33,880	53,742
	Dynamic Electronics Co. Ltd.	141,382	106,318
	Dynapack International Technology Corp.	43,000	159,206
	E & R Engineering Corp.	24,535	63,008
	E Ink Holdings, Inc.	145,000	790,322
	E.Sun Financial Holding Co. Ltd.	1,713,460	1,801,858
	Eastern Media International Corp.	122,850	151,078
	Eclat Textile Co. Ltd.	43,279	960,122
#	Edimax Technology Co. Ltd.	86,000	43,046
	Edison Opto Corp.	54,000	39,657
	Edom Technology Co. Ltd.	72,615	86,463
	eGalax_eMPIA Technology, Inc.	21,296	56,643
	Egis Technology, Inc.	29,000	114,831
	Elan Microelectronics Corp.	137,959	819,048
	E-LIFE MALL Corp.	36,000	106,167
	Elite Advanced Laser Corp.	51,928	99,570
	Elite Material Co. Ltd.	91,909	896,158
#	Elite Semiconductor Microelectronics Technology, Inc.	114,000	605,240
	Elitegroup Computer Systems Co. Ltd.	129,235	92,309
	eMemory Technology, Inc.	16,000	934,080
	Emerging Display Technologies Corp.	62,000	40,740
#	Ennoconn Corp.	26,915	208,391
*	Ennostar, Inc.	252,227	835,795
	EnTie Commercial Bank Co. Ltd.	218,500	128,207
*	Epileds Technologies, Inc.	25,000	22,224
	Eris Technology Corp.	3,000	25,370
	Eslite Spectrum Corp.	9,000	19,396
#	Eson Precision Ind Co. Ltd.	36,000	79,380
	Eternal Materials Co. Ltd.	304,075	402,921
	Eurocharm Holdings Co. Ltd.	10,000	54,047
*	Eva Airways Corp.	901,990	805,210
*	Everest Textile Co. Ltd.	211,837	70,148
	Evergreen International Storage & Transport Corp.	240,000	249,842
	Evergreen Marine Corp. Taiwan Ltd.	956,354	4,057,551
	Evergreen Steel Corp.	64,000	120,477
	Everlight Electronics Co. Ltd.	212,149	420,736
*	Everspring Industry Co. Ltd.	63,000	46,415
	Excel Cell Electronic Co. Ltd.	40,000	34,303
	Excellence Opto, Inc.	32,000	32,216
	Excelliance Mos Corp.	10,000	66,998
	Excelsior Medical Co. Ltd.	48,197	99,842
	EZconn Corp.	26,250	33,782
	Far Eastern Department Stores Ltd.	503,370	380,950
	Far Eastern International Bank	905,354	359,066
	Far Eastern New Century Corp.	785,560	822,932
	Far EasTone Telecommunications Co. Ltd.	647,000	1,516,475
#	Faraday Technology Corp.	22,000	165,388
	Farcent Enterprise Co. Ltd.	11,000	25,071
	Farglory F T Z Investment Holding Co. Ltd.	30,777	73,451
	Farglory Land Development Co. Ltd.	100,442	232,069
	Federal Corp.	125,729	123,934
	Feedback Technology Corp.	15,400	44,215
	Feng Hsin Steel Co. Ltd.	139,550	419,034
	Feng TAY Enterprise Co. Ltd.	98,380	806,831
	FineTek Co. Ltd.	4,000	13,291
	Firich Enterprises Co. Ltd.	13,970	15,480

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Copper Technology Co. Ltd.	17,000	$26,382
	First Financial Holding Co. Ltd.	1,774,277	1,615,691
	First Hi-Tec Enterprise Co. Ltd.	29,709	59,233
	First Hotel	107,746	54,053
	First Insurance Co. Ltd.	103,606	55,064
*	First Steamship Co. Ltd.	341,425	143,144
	FIT Holding Co. Ltd.	62,000	70,573
	Fittech Co. Ltd.	15,000	123,379
	FLEXium Interconnect, Inc.	173,001	614,141
	Flytech Technology Co. Ltd.	38,373	102,339
#	FocalTech Systems Co. Ltd.	30,963	168,962
	FOCI Fiber Optic Communications, Inc.	34,000	36,478
#	Forcecon Tech Co. Ltd.	20,006	58,376
	Forest Water Environment Engineering Co. Ltd.	23,183	26,582
#	Formosa Advanced Technologies Co. Ltd.	93,000	130,003
	Formosa Chemicals & Fibre Corp.	609,378	1,746,825
	Formosa International Hotels Corp.	21,905	116,633
	Formosa Oilseed Processing Co. Ltd.	28,000	55,047
	Formosa Optical Technology Co. Ltd.	22,000	47,499
	Formosa Petrochemical Corp.	187,000	652,624
	Formosa Plastics Corp.	544,134	2,086,466
#	Formosa Sumco Technology Corp.	16,000	167,433
#	Formosa Taffeta Co. Ltd.	332,000	343,430
	Formosan Rubber Group, Inc.	101,720	80,991
	Formosan Union Chemical	148,847	121,021
	Fortune Electric Co. Ltd.	2,000	2,742
*	Forward Electronics Co. Ltd.	33,000	22,033
	Founding Construction & Development Co. Ltd.	77,460	53,126
	Foxconn Technology Co. Ltd.	236,536	521,054
	Foxsemicon Integrated Technology, Inc.	25,562	211,360
*	Franbo Lines Corp.	46,000	37,424
#	Froch Enterprise Co. Ltd.	75,713	76,561
	FSP Technology, Inc.	55,886	87,316
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,000	25,934
	Fubon Financial Holding Co. Ltd.	1,502,200	4,145,342
#	Fulgent Sun International Holding Co. Ltd.	47,898	185,589
	Fullerton Technology Co. Ltd.	51,000	33,313
*	Fulltech Fiber Glass Corp.	124,000	69,728
	Fusheng Precision Co. Ltd.	37,000	263,099
	Fwusow Industry Co. Ltd.	86,756	60,903
	G Shank Enterprise Co. Ltd.	50,382	110,292
	Gallant Precision Machining Co. Ltd.	36,000	41,274
	Gamania Digital Entertainment Co. Ltd.	46,000	107,471
*	GCS Holdings, Inc.	30,000	48,798
	GEM Services, Inc.	23,670	74,564
*	GEM Terminal Industrial Co. Ltd.	22,000	21,473
#	Gemtek Technology Corp.	139,574	158,379
	General Interface Solution Holding Ltd.	123,000	429,561
	General Plastic Industrial Co. Ltd.	34,384	33,898
	Generalplus Technology, Inc.	25,000	55,692
#	GeneReach Biotechnology Corp.	13,146	45,597
#	Genesys Logic, Inc.	20,000	145,152
#	Genius Electronic Optical Co. Ltd.	30,979	540,777
	Genovate Biotechnology Co. Ltd.	21,420	19,263
	GeoVision, Inc.	37,264	38,722
	Getac Technology Corp.	129,000	252,949
	GFC Ltd.	22,500	53,470
	Giant Manufacturing Co. Ltd.	101,287	1,173,137
*	Giantplus Technology Co. Ltd.	104,000	44,828

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gigabyte Technology Co. Ltd.	207,000	$1,068,130
	Gigasolar Materials Corp.	8,000	52,496
	Ginko International Co. Ltd.	17,050	169,074
	Global Brands Manufacture Ltd.	155,172	201,661
	Global Lighting Technologies, Inc.	42,000	115,300
	Global Mixed Mode Technology, Inc.	30,000	255,832
	Global PMX Co. Ltd.	19,000	108,561
	Global Unichip Corp.	22,000	386,290
#	Globalwafers Co. Ltd.	36,000	1,027,405
	Globe Union Industrial Corp.	114,518	59,872
#	Gloria Material Technology Corp.	210,708	156,146
*	Glotech Industrial Corp.	38,000	38,446
*	GlycoNex, Inc.	11,000	11,289
*	GMI Technology, Inc.	36,300	30,496
	Gold Circuit Electronics Ltd.	170,263	474,123
	Goldsun Building Materials Co. Ltd.	384,735	359,281
	Good Way Technology Co. Ltd.	11,000	15,017
	Good Will Instrument Co. Ltd.	29,859	28,840
#	Gourmet Master Co. Ltd.	52,052	199,744
	Grand Fortune Securities Co. Ltd.	100,965	71,400
	Grand Ocean Retail Group Ltd.	42,000	25,935
	Grand Pacific Petrochemical	374,000	364,535
	Grand Process Technology Corp.	8,000	96,716
	GrandTech CG Systems, Inc.	14,450	26,540
	Grape King Bio Ltd.	48,000	270,186
	Great China Metal Industry	78,000	73,891
	Great Taipei Gas Co. Ltd.	115,000	136,195
	Great Tree Pharmacy Co. Ltd.	12,079	88,338
	Great Wall Enterprise Co. Ltd.	195,618	369,883
	Greatek Electronics, Inc.	129,000	346,020
*††	Green Energy Technology, Inc.	181,537	392
*	Green River Holding Co. Ltd.	3,000	11,460
	Group Up Industrial Co. Ltd.	13,000	36,930
	GTM Holdings Corp.	63,000	60,173
	Hai Kwang Enterprise Corp.	29,000	31,694
#	Hannstar Board Corp.	186,734	284,559
	HannStar Display Corp.	892,667	531,897
	HannsTouch Solution, Inc.	281,781	150,436
	Hanpin Electron Co. Ltd.	26,000	25,651
	Harmony Electronics Corp.	11,000	19,480
	Harvatek Corp.	47,052	42,684
	Heran Co. Ltd.	12,000	51,952
	Hi-Clearance, Inc.	5,107	26,074
	Highlight Tech Corp.	23,136	44,615
	Highwealth Construction Corp.	307,709	520,532
	HIM International Music, Inc.	13,190	40,548
	Hiroca Holdings Ltd.	20,728	40,503
	Hitron Technology, Inc.	66,799	50,533
	Hiwin Technologies Corp.	91,911	889,908
	Ho Tung Chemical Corp.	465,035	180,806
	Hocheng Corp.	137,300	74,345
	Holiday Entertainment Co. Ltd.	37,000	78,637
	Holtek Semiconductor, Inc.	68,000	253,349
	Holy Stone Enterprise Co. Ltd.	50,000	211,318
	Hon Hai Precision Industry Co. Ltd.	1,527,599	5,711,581
	Hon Hai Precision Industry Co. Ltd.,GDR	81,738	575,952
	Hong Pu Real Estate Development Co. Ltd.	66,609	52,899
	Hong TAI Electric Industrial	82,000	71,861
	Hong YI Fiber Industry Co.	68,000	56,725

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Horizon Securities Co. Ltd.	157,000	$90,537
	Hota Industrial Manufacturing Co. Ltd.	72,870	219,087
	Hotai Finance Co. Ltd.	58,000	222,743
	Hotai Motor Co. Ltd.	60,000	1,313,998
	Hsin Kuang Steel Co. Ltd.	85,788	164,175
	Hsin Yung Chien Co. Ltd.	18,364	79,020
	Hsing TA Cement Co.	68,000	49,277
#*	HTC Corp.	166,000	392,920
	Hu Lane Associate, Inc.	21,679	99,506
	HUA ENG Wire & Cable Co. Ltd.	99,000	70,916
*	Hua Jung Components Co. Ltd.	70,000	35,233
	Hua Nan Financial Holdings Co. Ltd.	1,446,187	1,145,896
	Hua Yu Lien Development Co. Ltd.	23,000	47,538
	Huaku Development Co. Ltd.	99,465	326,272
	Huang Hsiang Construction Corp.	45,000	63,863
	Hung Ching Development & Construction Co. Ltd.	54,000	57,038
	Hung Sheng Construction Ltd.	175,200	150,701
	Huxen Corp.	20,000	36,838
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	44,771
*	Hwacom Systems, Inc.	43,000	28,004
	Hycon Technology Corp.	7,200	43,679
	Ibase Technology, Inc.	61,076	85,585
	IBF Financial Holdings Co. Ltd.	859,684	498,484
	Ichia Technologies, Inc.	118,897	69,151
#*	I-Chiun Precision Industry Co. Ltd.	71,228	114,649
*	Ideal Bike Corp.	34,000	14,602
	IEI Integration Corp.	53,680	86,604
	Infortrend Technology, Inc.	110,798	65,422
#	Info-Tek Corp.	26,000	51,568
	Innodisk Corp.	30,511	214,450
#	Innolux Corp.	4,462,461	2,802,924
#	Inpaq Technology Co. Ltd.	24,750	54,490
	Insyde Software Corp.	11,000	32,762
	Intai Technology Corp.	11,800	35,768
	Integrated Service Technology, Inc.	48,345	87,248
	IntelliEPI, Inc.	9,000	21,221
	Interactive Digital Technologies, Inc.	5,000	13,136
	International CSRC Investment Holdings Co.	299,400	269,936
	International Games System Co. Ltd.	20,000	516,786
	Inventec Corp.	599,181	549,603
	Iron Force Industrial Co. Ltd.	18,000	43,973
	I-Sheng Electric Wire & Cable Co. Ltd.	50,000	76,677
	ITE Technology, Inc.	71,202	263,786
	ITEQ Corp.	79,628	366,027
	Jarllytec Co. Ltd.	29,000	67,374
	Jean Co. Ltd.	51,000	22,957
	Jentech Precision Industrial Co. Ltd.	20,000	288,540
	Jess-Link Products Co. Ltd.	26,875	38,969
	Jia Wei Lifestyle, Inc.	27,592	75,036
#	Jih Lin Technology Co. Ltd.	24,000	79,948
	Jiin Yeeh Ding Enterprise Co. Ltd.	28,000	32,316
	Jinan Acetate Chemical Co. Ltd.	5,060	20,132
*	Jinli Group Holdings Ltd.	81,159	33,319
	JMC Electronics Co. Ltd.	7,000	13,006
	Jochu Technology Co. Ltd.	16,000	14,499
	Johnson Health Tech Co. Ltd.	31,000	60,189
	Jourdeness Group Ltd.	21,000	53,262
	K Laser Technology, Inc.	71,000	58,907
#	Kaimei Electronic Corp.	34,484	113,836

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaori Heat Treatment Co. Ltd.	18,983	$35,819
	Kaulin Manufacturing Co. Ltd.	53,000	29,369
	Kedge Construction Co. Ltd.	32,000	57,999
	Keding Enterprises Co. Ltd.	6,000	18,469
	KEE TAI Properties Co. Ltd.	189,226	81,773
	Kenda Rubber Industrial Co. Ltd.	276,236	301,390
	Kenmec Mechanical Engineering Co. Ltd.	59,000	56,194
#	Kerry TJ Logistics Co. Ltd.	65,000	106,162
	Key Ware Electronics Co. Ltd.	83,994	40,169
	Keystone Microtech Corp.	5,000	50,618
#	Kindom Development Co. Ltd.	161,700	208,502
	King Chou Marine Technology Co. Ltd.	33,660	42,364
	King Slide Works Co. Ltd.	19,050	310,360
	King Yuan Electronics Co. Ltd.	483,529	801,521
	King's Town Bank Co. Ltd.	356,000	523,885
*	King's Town Construction Co. Ltd.	41,348	56,595
	Kinik Co.	33,000	118,170
*	Kinko Optical Co. Ltd.	36,769	42,968
#	Kinpo Electronics	487,028	264,836
	Kinsus Interconnect Technology Corp.	98,009	741,151
	KMC Kuei Meng International, Inc.	29,761	205,406
#	KNH Enterprise Co. Ltd.	45,000	44,714
	Ko Ja Cayman Co. Ltd.	8,000	20,236
#	KS Terminals, Inc.	45,760	138,933
	Kung Long Batteries Industrial Co. Ltd.	30,000	148,346
	Kung Sing Engineering Corp.	254,404	75,252
	Kuo Toong International Co. Ltd.	83,625	61,859
	Kuo Yang Construction Co. Ltd.	90,366	75,703
	Kwong Fong Industries Corp.	50,442	20,055
	Kwong Lung Enterprise Co. Ltd.	41,000	60,163
	KYE Systems Corp.	80,426	34,249
	L&K Engineering Co. Ltd.	73,000	78,575
	La Kaffa International Co. Ltd.	7,000	23,564
*	LAN FA Textile	80,277	34,111
	Land Mark Optoelectronics Corp.	29,000	207,029
	Lang, Inc.	16,000	20,553
#	Lanner Electronics, Inc.	35,813	68,566
#	Largan Precision Co. Ltd.	22,306	1,652,975
	Laser Tek Taiwan Co. Ltd.	29,000	37,706
	Laster Tech Corp. Ltd.	22,000	32,304
	LCY Technology Corp.	13,000	20,442
	Leader Electronics, Inc.	67,602	34,932
*	Leadtek Research, Inc.	6,000	14,557
#	Leadtrend Technology Corp.	11,000	53,099
*	Lealea Enterprise Co. Ltd.	250,981	94,051
	Ledlink Optics, Inc.	15,467	15,910
	Ledtech Electronics Corp.	35,000	18,403
	LEE CHI Enterprises Co. Ltd.	53,000	49,896
#	Lelon Electronics Corp.	32,694	76,628
	Lemtech Holdings Co. Ltd.	10,115	55,819
	Leo Systems, Inc.	24,000	21,824
*	Leofoo Development Co. Ltd.	42,254	26,124
*	Li Cheng Enterprise Co. Ltd.	38,337	28,886
*	Li Peng Enterprise Co. Ltd.	158,806	53,517
	Lian HWA Food Corp.	25,918	65,758
	Lida Holdings Ltd.	31,320	36,750
	Lien Hwa Industrial Holdings Corp.	198,634	440,173
	Ligitek Electronics Co. Ltd.	22,000	22,446
#*	Lingsen Precision Industries Ltd.	128,000	110,682

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lintes Technology Co. Ltd.	3,000	$13,146
	Lintes Technology Co. Ltd.	138	124
	Lite-On Technology Corp.	710,395	1,640,731
	Liton Technology Corp.	14,000	20,860
*	Long Bon International Co. Ltd.	61,180	38,878
	Long Da Construction & Development Corp.	54,000	43,092
#	Longchen Paper & Packaging Co. Ltd.	364,908	297,411
	Longwell Co.	36,000	65,410
	Lotes Co. Ltd.	18,040	474,130
	Lu Hai Holding Corp.	24,009	35,016
	Lumax International Corp. Ltd.	43,492	115,365
	Lung Yen Life Service Corp.	65,000	100,221
	Luxe Electric Co. Ltd.	28,000	26,982
*	LuxNet Corp.	32,000	20,125
	M31 Technology Corp.	5,000	63,942
	Macauto Industrial Co. Ltd.	19,000	51,707
	Machvision, Inc.	17,676	153,813
	Macroblock, Inc.	13,000	79,807
	Macronix International Co. Ltd.	615,201	938,249
	MacroWell OMG Digital Entertainment Co. Ltd.	6,000	30,365
	Makalot Industrial Co. Ltd.	51,605	434,683
#	Marketech International Corp.	31,000	186,689
	Materials Analysis Technology, Inc.	23,160	118,882
	Mayer Steel Pipe Corp.	29,259	31,425
#	Mechema Chemicals International Corp.	14,000	70,084
	MediaTek, Inc.	236,360	9,388,028
	Mega Financial Holding Co. Ltd.	1,852,669	2,479,571
*	MEGA International Development Co. Ltd.	43,000	26,152
	Meiloon Industrial Co.	55,650	58,700
	Mercuries & Associates Holding Ltd.	216,720	167,170
*	Mercuries Life Insurance Co. Ltd.	568,100	190,541
	Merida Industry Co. Ltd.	34,735	366,564
	Merry Electronics Co. Ltd.	56,174	181,755
	Micro-Star International Co. Ltd.	274,233	1,533,891
	Mildef Crete, Inc.	18,000	38,883
*	MIN AIK Technology Co. Ltd.	61,200	51,257
	Mirle Automation Corp.	68,805	105,890
	Mitac Holdings Corp.	370,125	437,561
*	Mobiletron Electronics Co. Ltd.	26,440	55,841
	momo.com, Inc.	8,500	347,335
	MOSA Industrial Corp.	49,000	67,508
#	MPI Corp.	31,000	122,989
	Nak Sealing Technologies Corp.	21,000	69,267
	Namchow Holdings Co. Ltd.	64,000	112,978
#	Nan Kang Rubber Tire Co. Ltd.	136,139	224,981
	Nan Liu Enterprise Co. Ltd.	18,000	72,457
	Nan Pao Resins Chemical Co. Ltd.	14,000	70,605
	Nan Ren Lake Leisure Amusement Co. Ltd.	52,000	26,311
	Nan Ya Plastics Corp.	1,250,674	3,949,308
#	Nan Ya Printed Circuit Board Corp.	34,072	598,315
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	29,073
#	Nantex Industry Co. Ltd.	99,964	302,725
	Nanya Technology Corp.	304,000	807,580
	National Petroleum Co. Ltd.	37,000	65,687
	Netronix, Inc.	24,000	45,360
	New Best Wire Industrial Co. Ltd.	36,600	48,134
	New Era Electronics Co. Ltd.	33,000	22,449
*	Newmax Technology Co. Ltd.	26,000	33,717
	Nexcom International Co. Ltd.	44,000	39,455

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nichidenbo Corp.	63,193	$118,784
	Nidec Chaun-Choung Technology Corp.	7,000	41,597
	Nien Hsing Textile Co. Ltd.	58,110	42,907
	Nien Made Enterprise Co. Ltd.	58,000	818,089
	Niko Semiconductor Co. Ltd.	17,000	42,428
	Nishoku Technology, Inc.	18,400	56,709
	Nova Technology Corp.	5,000	29,273
	Novatek Microelectronics Corp.	164,000	2,884,144
#	Nuvoton Technology Corp.	54,000	287,768
#	Nyquest Technology Co. Ltd.	9,000	50,176
	O-Bank Co. Ltd.	490,362	151,729
	Ocean Plastics Co. Ltd.	77,000	93,065
	OFCO Industrial Corp.	16,000	20,504
	OK Biotech Co. Ltd.	46,000	38,147
*	Oneness Biotech Co. Ltd.	26,000	224,835
*	Optimax Technology Corp.	22,469	21,847
	OptoTech Corp.	138,043	298,787
*	Orient Semiconductor Electronics Ltd.	89,310	75,373
*	Oriental Union Chemical Corp.	250,821	186,471
	O-TA Precision Industry Co. Ltd.	34,935	185,168
	Pacific Construction Co.	143,000	47,579
	Pacific Hospital Supply Co. Ltd.	23,094	62,918
	Paiho Shih Holdings Corp.	45,675	58,761
	Pan Asia Chemical Corp.	48,000	21,311
	Pan German Universal Motors Ltd.	6,000	45,427
	Pan Jit International, Inc.	99,300	336,859
#	Pan-International Industrial Corp.	119,514	161,065
	Panion & BF Biotech, Inc.	22,969	67,508
	Parade Technologies Ltd.	16,400	1,210,799
*	Paragon Technologies Co. Ltd.	30,762	25,310
	Parpro Corp.	19,000	18,842
	PChome Online, Inc.	35,000	138,363
	PCL Technologies, Inc.	16,088	45,780
	P-Duke Technology Co. Ltd.	23,442	62,633
	Pegatron Corp.	525,037	1,319,781
	Pegavision Corp.	12,000	173,716
	PharmaEngine, Inc.	29,000	63,793
*	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	53,000	878,425
	Phoenix Silicon International Corp.	36,380	65,833
*	Phytohealth Corp.	27,000	19,922
	Pixart Imaging, Inc.	47,030	237,565
	Planet Technology Corp.	16,000	40,598
#	Plastron Precision Co. Ltd.	59,628	29,205
	Plotech Co. Ltd.	39,100	39,776
	Polytronics Technology Corp.	18,269	71,519
	Posiflex Technology, Inc.	6,346	25,253
	Pou Chen Corp.	617,144	717,492
	Power Wind Health Industry, Inc.	16,632	74,849
	Powertech Technology, Inc.	351,400	1,252,456
	Poya International Co. Ltd.	23,469	358,176
	President Chain Store Corp.	116,000	1,107,930
	President Securities Corp.	332,872	269,770
	Primax Electronics Ltd.	152,000	296,331
*	Prime Electronics & Satellitics, Inc.	46,000	18,352
	Prince Housing & Development Corp.	455,087	212,951
	Pro Hawk Corp.	5,000	31,593
	Promate Electronic Co. Ltd.	63,000	94,331
	Prosperity Dielectrics Co. Ltd.	40,032	81,147

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	P-Two Industries, Inc.	16,000	$25,357
	Qisda Corp.	606,439	656,552
	QST International Corp.	21,000	46,277
	Qualipoly Chemical Corp.	52,198	78,709
	Quang Viet Enterprise Co. Ltd.	17,000	73,718
	Quanta Computer, Inc.	582,715	1,972,308
	Quanta Storage, Inc.	73,000	118,106
	Quintain Steel Co. Ltd.	99,306	63,630
	Radiant Opto-Electronics Corp.	215,144	796,487
	Radium Life Tech Co. Ltd.	290,537	115,224
	Rafael Microelectronics, Inc.	6,024	57,077
#*	RDC Semiconductor Co. Ltd.	18,000	310,825
	Realtek Semiconductor Corp.	83,268	1,615,405
	Rechi Precision Co. Ltd.	173,173	113,210
	Reward Wool Industry Corp.	50,000	35,329
	Rexon Industrial Corp. Ltd.	60,000	97,002
	Rich Development Co. Ltd.	285,254	94,139
#	RichWave Technology Corp.	25,340	206,707
	RiTdisplay Corp.	10,000	26,922
*	Ritek Corp.	325,288	112,257
	Rodex Fasteners Corp.	25,000	34,368
*	Roo Hsing Co. Ltd.	282,000	63,191
	Ruentex Development Co. Ltd.	433,112	1,008,506
	Ruentex Engineering & Construction Co.	16,110	72,001
	Ruentex Industries Ltd.	179,323	620,567
	Run Long Construction Co. Ltd.	46,380	91,420
	Sakura Development Co. Ltd.	34,186	37,971
	Sampo Corp.	151,200	165,813
	San Fang Chemical Industry Co. Ltd.	76,992	56,129
	San Far Property Ltd.	120,248	63,205
	San Shing Fastech Corp.	44,479	90,828
	Sanitar Co. Ltd.	24,000	31,591
	Sanyang Motor Co. Ltd.	236,684	230,257
	Savior Lifetec Corp.	62,447	38,427
	SCI Pharmtech, Inc.	24,000	71,385
	Scientech Corp.	18,000	60,062
	ScinoPharm Taiwan Ltd.	55,000	46,241
#	SDI Corp.	38,000	213,213
	Sea & Land Integrated Corp.	29,000	32,233
	Sea Sonic Electronics Co. Ltd.	16,000	44,110
	Senao International Co. Ltd.	29,000	33,908
	Senao Networks, Inc.	9,000	34,965
	Sensortek Technology Corp.	9,000	148,913
	Sercomm Corp.	83,000	234,253
	Sesoda Corp.	82,315	94,477
	Shanghai Commercial & Savings Bank Ltd.	920,000	1,552,130
	Shan-Loong Transportation Co. Ltd.	48,000	62,939
	Sharehope Medicine Co. Ltd.	35,187	34,348
	Sheng Yu Steel Co. Ltd.	53,000	56,470
#	ShenMao Technology, Inc.	35,435	92,864
	Shih Her Technologies, Inc.	20,000	50,686
*	Shih Wei Navigation Co. Ltd.	94,437	126,270
	Shihlin Electric & Engineering Corp.	117,000	218,417
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	48,793
	Shin Hsiung Natural Gas Co. Ltd.	6,000	12,608
	Shin Kong Financial Holding Co. Ltd.	3,074,244	1,239,256
	Shin Ruenn Development Co. Ltd.	30,900	28,765
	Shin Shin Natural Gas Co.	18,000	27,180
	Shin Zu Shing Co. Ltd.	75,630	252,453

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shinih Enterprise Co. Ltd.	17,000	$13,896
*	Shining Building Business Co. Ltd.	157,397	58,609
	Shinkong Insurance Co. Ltd.	108,000	186,586
	Shinkong Synthetic Fibers Corp.	495,191	346,702
	Shinkong Textile Co. Ltd.	61,800	94,635
	Shiny Chemical Industrial Co. Ltd.	37,482	227,047
#	ShunSin Technology Holding Ltd.	24,000	77,220
*	Shuttle, Inc.	167,000	86,779
	Sigurd Microelectronics Corp.	224,538	465,320
	Silergy Corp.	8,000	1,081,316
#	Silicon Optronics, Inc.	23,000	98,363
	Simplo Technology Co. Ltd.	59,400	679,303
	Sinbon Electronics Co. Ltd.	51,917	504,946
	Sincere Navigation Corp.	137,240	124,491
	Singatron Enterprise Co. Ltd.	21,000	20,187
	Single Well Industrial Corp.	17,000	17,662
	Sinher Technology, Inc.	29,000	42,037
#	Sinkang Industries Co. Ltd.	51,000	40,660
	Sinmag Equipment Corp.	14,979	56,291
#	Sino-American Silicon Products, Inc.	167,000	1,307,166
#	Sinon Corp.	181,000	183,727
	SinoPac Financial Holdings Co. Ltd.	2,603,222	1,557,545
	Sinopower Semiconductor, Inc.	9,000	44,086
	Sinyi Realty, Inc.	93,549	116,671
	Sirtec International Co. Ltd.	40,600	38,967
#	Sitronix Technology Corp.	38,434	403,770
	Siward Crystal Technology Co. Ltd.	42,000	50,256
	Softstar Entertainment, Inc.	5,200	15,375
	Soft-World International Corp.	25,000	82,262
#	Solar Applied Materials Technology Corp.	161,339	277,453
	Solomon Technology Corp.	71,000	52,673
	Solteam, Inc.	23,300	69,261
#	Sonix Technology Co. Ltd.	58,000	175,609
	Southeast Cement Co. Ltd.	85,000	59,038
	Speed Tech Corp.	45,000	119,628
	Spirox Corp.	21,000	26,156
	Sporton International, Inc.	25,086	190,208
	St Shine Optical Co. Ltd.	18,000	189,164
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	45,367
	Standard Foods Corp.	159,642	296,164
	Star Comgistic Capital Co. Ltd.	14,000	13,271
	Stark Technology, Inc.	30,200	90,257
	Sun Race Sturmey-Archer, Inc.	13,000	22,502
*	Sun Yad Construction Co. Ltd.	50,000	41,740
	Sunjuice Holdings Co. Ltd.	7,000	79,170
	Sunko INK Co. Ltd.	44,200	35,109
	SunMax Biotechnology Co. Ltd.	9,000	31,544
	Sunny Friend Environmental Technology Co. Ltd.	32,000	228,154
	Sunonwealth Electric Machine Industry Co. Ltd.	78,000	121,050
	Sunplus Technology Co. Ltd.	136,000	171,574
	Sunrex Technology Corp.	30,631	48,231
	Sunspring Metal Corp.	36,625	35,588
	Superior Plating Technology Co. Ltd.	10,000	24,801
	Supreme Electronics Co. Ltd.	172,833	305,756
#	Swancor Holding Co. Ltd.	33,000	105,834
	Sweeten Real Estate Development Co. Ltd.	76,642	72,155
	Symtek Automation Asia Co. Ltd.	19,421	81,737
	Syncmold Enterprise Corp.	51,000	126,562
	SYNergy ScienTech Corp.	16,000	18,493

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Synnex Technology International Corp.	328,967	$810,141
	Sysage Technology Co. Ltd.	17,000	23,472
	Systex Corp.	52,000	159,151
	T3EX Global Holdings Corp.	30,517	126,503
#	TA Chen Stainless Pipe	609,983	985,172
	Ta Liang Technology Co. Ltd.	19,000	52,819
#	Ta Ya Electric Wire & Cable	157,509	131,981
	Ta Yih Industrial Co. Ltd.	16,000	23,091
	Tah Hsin Industrial Corp.	24,024	73,569
	TA-I Technology Co. Ltd.	42,936	95,026
*	Tai Tung Communication Co. Ltd.	55,227	35,652
	Taichung Commercial Bank Co. Ltd.	1,572,045	756,167
	TaiDoc Technology Corp.	19,458	131,185
	Taiflex Scientific Co. Ltd.	74,540	124,904
	Taimide Tech, Inc.	35,117	52,369
	Tainan Enterprises Co. Ltd.	43,000	27,697
#	Tainan Spinning Co. Ltd.	473,568	419,588
	Tai-Saw Technology Co. Ltd.	28,000	33,370
	Taishin Financial Holding Co. Ltd.	2,629,885	1,880,720
	Taisun Enterprise Co. Ltd.	43,000	41,741
#	Taita Chemical Co. Ltd.	124,810	151,159
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	88,942
#	Taiwan Business Bank	1,489,859	555,704
	Taiwan Cement Corp.	896,303	1,524,366
	Taiwan Chelic Corp. Ltd.	7,000	13,413
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	64,121
	Taiwan Cogeneration Corp.	131,077	175,523
	Taiwan Cooperative Financial Holding Co. Ltd.	1,629,245	1,563,197
	Taiwan Fertilizer Co. Ltd.	197,000	478,932
	Taiwan Fire & Marine Insurance Co. Ltd.	91,520	67,154
	Taiwan FU Hsing Industrial Co. Ltd.	63,000	94,419
	Taiwan Glass Industry Corp.	404,442	345,926
	Taiwan High Speed Rail Corp.	537,000	553,168
	Taiwan Hon Chuan Enterprise Co. Ltd.	128,455	332,366
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	157,054
*	Taiwan IC Packaging Corp.	18,000	13,173
	Taiwan Kolin Co. Ltd.	292,000	0
*	Taiwan Land Development Corp.	335,217	47,722
	Taiwan Line Tek Electronic	27,000	27,479
	Taiwan Mask Corp.	35,000	126,432
	Taiwan Mobile Co. Ltd.	353,800	1,271,700
	Taiwan Navigation Co. Ltd.	88,000	103,307
	Taiwan Paiho Ltd.	128,068	373,228
	Taiwan PCB Techvest Co. Ltd.	158,733	269,362
#	Taiwan Pelican Express Co. Ltd.	10,000	30,190
	Taiwan Sakura Corp.	73,600	178,373
	Taiwan Sanyo Electric Co. Ltd.	32,800	41,809
	Taiwan Secom Co. Ltd.	108,795	399,542
#	Taiwan Semiconductor Co. Ltd.	98,000	246,863
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	41,202,822
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,923,214	44,468,528
	Taiwan Shin Kong Security Co. Ltd.	111,251	157,695
	Taiwan Steel Union Co. Ltd.	4,000	11,970
	Taiwan Styrene Monomer	218,164	133,083
	Taiwan Surface Mounting Technology Corp.	89,845	431,389
	Taiwan Taxi Co. Ltd.	16,800	47,934
*	Taiwan TEA Corp.	231,648	177,928
	Taiwan Union Technology Corp.	90,000	303,729
	Taiyen Biotech Co. Ltd.	51,712	62,122

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Tatung Co. Ltd.	406,688	$427,666
#	TCI Co. Ltd.	36,153	253,671
	Te Chang Construction Co. Ltd.	37,247	40,075
	Team Group, Inc.	24,000	37,457
#	Teco Electric & Machinery Co. Ltd.	451,000	482,479
	Tehmag Foods Corp.	8,470	88,434
	TEKOM Technologies, Inc.	6,000	26,994
	Tera Autotech Corp.	22,701	16,481
	Test Research, Inc.	58,571	124,226
	Test Rite International Co. Ltd.	75,568	58,806
	Tex-Ray Industrial Co. Ltd.	72,000	35,856
	Thermaltake Technology Co. Ltd.	27,096	37,487
#	Thinking Electronic Industrial Co. Ltd.	28,000	148,079
*	Thunder Tiger Corp.	36,000	20,451
	Thye Ming Industrial Co. Ltd.	45,700	61,690
	Tian Zheng International Precision Machinery Co. Ltd.	11,000	34,113
	Ting Sin Co. Ltd.	36,000	30,636
	Tofu Restaurant Co. Ltd.	3,000	15,839
	Ton Yi Industrial Corp.	396,300	201,446
	Tong Hsing Electronic Industries Ltd.	48,882	481,135
	Tong Ming Enterprise Co. Ltd.	16,000	33,843
	Tong Yang Industry Co. Ltd.	201,640	230,950
*	Tong-Tai Machine & Tool Co. Ltd.	101,711	59,228
	Top Bright Holding Co. Ltd.	6,000	26,855
	Top Union Electronics Corp.	21,449	20,635
	Topco Scientific Co. Ltd.	59,249	357,082
	Topco Technologies Corp.	19,122	57,208
	Topkey Corp.	23,000	111,414
	Topoint Technology Co. Ltd.	73,386	102,849
	Toung Loong Textile Manufacturing	43,000	52,731
	TPK Holding Co. Ltd.	147,000	211,890
	Trade-Van Information Services Co.	24,000	44,409
	Transcend Information, Inc.	82,890	211,019
	Trigold Holdings Ltd.	8,000	9,525
	Tripod Technology Corp.	141,170	659,055
*	TrueLight Corp.	31,000	28,366
	Tsang Yow Industrial Co. Ltd.	30,000	22,698
	Tsann Kuen Enterprise Co. Ltd.	50,000	62,720
	TSC Auto ID Technology Co. Ltd.	15,070	106,748
	TSRC Corp.	187,452	254,153
	Ttet Union Corp.	19,000	105,699
	TTFB Co. Ltd.	5,000	38,681
	TTY Biopharm Co. Ltd.	80,000	195,194
	Tung Ho Steel Enterprise Corp.	203,448	502,300
	Tung Ho Textile Co. Ltd.	49,000	30,115
	Tung Thih Electronic Co. Ltd.	22,000	114,498
	Turvo International Co. Ltd.	15,843	60,478
#	TXC Corp.	143,204	490,615
	TYC Brother Industrial Co. Ltd.	118,091	80,088
*	Tycoons Group Enterprise	144,385	63,011
	Tyntek Corp.	67,922	65,310
*	TZE Shin International Co. Ltd.	30,000	18,971
	UDE Corp.	37,000	57,086
	Ultra Chip, Inc.	17,675	120,334
	U-Ming Marine Transport Corp.	160,000	315,980
	Unic Technology Corp.	48,000	35,293
	Unimicron Technology Corp.	194,312	1,456,707
*	Union Bank Of Taiwan	749,447	387,561
#	Uni-President Enterprises Corp.	1,244,577	3,050,421

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unitech Computer Co. Ltd.	38,000	$47,905
#*	Unitech Printed Circuit Board Corp.	256,498	165,832
	United Integrated Services Co. Ltd.	78,400	500,181
	United Microelectronics Corp.	2,551,081	5,329,972
	United Orthopedic Corp.	36,141	38,859
	United Radiant Technology	48,000	29,899
*	United Renewable Energy Co. Ltd.	174,347	128,279
††	Unity Opto Technology Co. Ltd.	275,593	7,654
	Univacco Technology, Inc.	28,000	26,363
	Universal Microelectronics Co. Ltd.	24,000	18,132
	Universal Vision Biotechnology Co. Ltd.	13,000	126,562
	Universal, Inc.	8,000	14,033
	Unizyx Holding Corp.	103,118	111,452
	UPC Technology Corp.	385,532	290,373
	Userjoy Technology Co. Ltd.	10,384	31,441
	USI Corp.	331,332	334,864
*	Usun Technology Co. Ltd.	21,700	24,099
	U-Tech Media Corp.	37,000	24,510
	Utechzone Co. Ltd.	23,000	81,084
	UVAT Technology Co. Ltd.	7,000	14,737
#	Vanguard International Semiconductor Corp.	148,000	713,938
	Ve Wong Corp.	43,000	51,564
#	Ventec International Group Co. Ltd.	28,000	116,733
*	Victory New Materials Ltd. Co.	44,255	17,932
#	Viking Tech Corp.	14,000	38,699
	Visual Photonics Epitaxy Co. Ltd.	53,757	253,650
	Vivotek, Inc.	10,352	27,837
	Voltronic Power Technology Corp.	16,017	825,441
#	Wafer Works Corp.	144,846	414,656
#	Waffer Technology Corp.	28,000	32,119
	Wah Hong Industrial Corp.	43,694	51,384
	Wah Lee Industrial Corp.	75,480	277,107
	Walsin Lihwa Corp.	640,000	607,286
	Walsin Technology Corp.	106,345	593,477
	Walton Advanced Engineering, Inc.	178,000	112,226
	Wan Hai Lines Ltd.	230,700	1,264,650
	WAN HWA Enterprise Co.	12,813	5,513
	We & Win Development Co. Ltd.	62,000	22,108
*	WEI Chih Steel Industrial Co. Ltd.	24,000	31,854
	Wei Chuan Foods Corp.	145,000	112,706
	Wei Mon Industry Co. Ltd.	72,277	0
#	Weikeng Industrial Co. Ltd.	165,725	181,356
	Well Shin Technology Co. Ltd.	46,160	78,864
	Wha Yu Industrial Co. Ltd.	28,000	22,300
	Wholetech System Hitech Ltd.	13,000	22,142
#	Win Semiconductors Corp.	78,141	968,033
	Winbond Electronics Corp.	1,117,474	1,247,222
	Winmate, Inc.	10,000	28,050
	Winstek Semiconductor Co. Ltd.	23,000	24,678
††	Wintek Corp.	461,871	5,697
	WinWay Technology Co. Ltd.	7,000	93,971
	Wisdom Marine Lines Co. Ltd.	136,501	370,843
	Wisechip Semiconductor, Inc.	8,000	21,500
	Wistron Corp.	1,125,017	1,278,768
	Wistron Information Technology & Services Corp.	10,000	30,411
	Wistron NeWeb Corp.	99,102	254,543
	Wiwynn Corp.	26,000	953,123
	Wonderful Hi-Tech Co. Ltd.	31,683	38,294
#	Wowprime Corp.	43,000	197,048

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	WPG Holdings Ltd.	441,779	$870,944
	WT Microelectronics Co. Ltd.	167,089	520,137
	WUS Printed Circuit Co. Ltd.	80,712	94,238
	XAC Automation Corp.	24,000	23,306
#	XinTec, Inc.	79,000	368,337
	X-Legend Entertainment Co. Ltd.	8,000	14,491
#	Xxentria Technology Materials Corp.	60,211	144,799
	Yageo Corp.	125,452	2,138,048
*	Yang Ming Marine Transport Corp.	659,000	2,440,879
#	YC INOX Co. Ltd.	155,767	170,464
	YCC Parts Manufacturing Co. Ltd.	23,000	28,322
	Yea Shin International Development Co. Ltd.	67,708	55,615
	Yem Chio Co. Ltd.	213,061	114,903
	Yen Sun Technology Corp.	17,000	22,078
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	80,309
	YFC-Boneagle Electric Co. Ltd.	40,000	32,790
	YFY, Inc.	486,891	585,906
	Yi Jinn Industrial Co. Ltd.	81,100	53,307
*	Yieh Hsing Enterprise Co. Ltd.	39,000	25,303
*	Yieh Phui Enterprise Co. Ltd.	369,268	294,331
	YONGGU Group, Inc.	13,000	28,995
	Yonyu Plastics Co. Ltd.	39,000	49,034
	Young Fast Optoelectronics Co. Ltd.	50,298	48,222
	Youngtek Electronics Corp.	44,257	133,494
#	Yuan High-Tech Development Co. Ltd.	8,400	30,634
	Yuanta Financial Holding Co. Ltd.	1,677,813	1,542,630
	Yuanta Futures Co. Ltd.	34,968	62,623
#	Yuen Chang Stainless Steel Co. Ltd.	57,837	66,995
	Yulon Finance Corp.	81,986	522,262
	Yulon Motor Co. Ltd.	266,914	398,436
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	61,652
	Yungshin Construction & Development Co. Ltd.	40,000	94,150
	YungShin Global Holding Corp.	75,000	115,180
	Yusin Holding Corp.	4,000	10,775
	Zeng Hsing Industrial Co. Ltd.	19,837	103,376
	Zenitron Corp.	79,000	93,328
	Zero One Technology Co. Ltd.	47,422	74,491
#	Zhen Ding Technology Holding Ltd.	252,000	868,678
	Zhong Yang Technology Co. Ltd.	6,000	11,219
#	Zig Sheng Industrial Co. Ltd.	158,231	87,349
#	ZillTek Technology Corp.	10,000	145,840
*	Zinwell Corp.	147,010	100,928
	Zippy Technology Corp.	45,000	68,645
	ZongTai Real Estate Development Co. Ltd.	70,545	99,709
TOTAL TAIWAN			354,545,372
THAILAND — (2.1%)
	2S Metal PCL	128,300	21,194
	AAPICO Hitech PCL	92,532	72,258
	Absolute Clean Energy PCL	622,200	60,921
	Advanced Info Service PCL	172,500	1,139,811
	AEON Thana Sinsap Thailand PCL	42,700	234,693
	After You PCL	87,400	27,038
*	Airports of Thailand PCL	556,200	1,064,957
	AJ Plast PCL	60,300	30,607
	Allianz Ayudhya Capital PCL	16,500	21,805
	Alpha Divisions PCL, Class F	339,900	22,663
	Amanah Leasing PCL	218,200	31,719
	Amata Corp. PCL	281,900	181,188

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Ananda Development PCL	1,614,900	$75,664
	AP Thailand PCL	1,003,302	307,364
	Aqua Corp. PCL	1,091,400	20,323
	Asia Plus Group Holdings PCL	810,700	91,065
	Asia Sermkij Leasing PCL	116,400	171,305
	Asian Insulators PCL	149,155	30,463
	Asian Sea Corp. PCL, Class F	120,100	59,518
	Asiasoft Corp. PCL	32,600	20,757
*	Asset World Corp. PCL	997,500	146,801
	Bangchak Corp. PCL	458,900	382,474
*	Bangkok Airways PCL	275,200	76,869
	Bangkok Bank PCL	197,000	798,769
	Bangkok Bank PCL	69,300	280,988
	Bangkok Commercial Asset Management PCL	342,100	209,606
	Bangkok Expressway & Metro PCL	715,535	176,224
	Bangkok Insurance PCL	31,880	254,695
	Bangkok Land PCL	6,756,600	215,107
	Bangkok Life Assurance PCL	88,940	114,197
*	Bangkok Ranch PCL	394,200	33,388
	BCPG PCL	296,300	107,681
*	BEC World PCL	394,700	157,667
	Berli Jucker PCL	274,000	261,286
*	Better World Green PCL	1,839,200	61,868
	BG Container Glass PCL	130,800	41,249
*	Bound & Beyond PCL	38,400	15,801
	BTS Group Holdings PCL	953,100	263,358
	Cal-Comp Electronics Thailand PCL, Class F	1,523,556	136,363
	Carabao Group PCL, Class F	53,300	162,485
	Central Pattana PCL	313,200	510,320
*	Central Plaza Hotel PCL	37,100	39,000
	Central Retail Corp. PCL	460,966	470,727
	CH Karnchang PCL	381,572	241,813
	Charoen Pokphand Foods PCL	1,196,293	907,235
	CIMB Thai Bank PCL	820,700	22,924
	CK Power PCL	601,300	92,105
	Com7 PCL, Class F	126,300	297,779
	Communication & System Solution PCL	227,000	13,499
*	Country Group Development PCL	1,461,000	21,940
*	Country Group Holdings PCL, Class F	407,500	21,541
	CP ALL PCL	912,500	1,719,759
	Delta Electronics Thailand PCL	24,700	257,423
*	Demco PCL	239,100	27,289
*	Dhipaya Group Holdings PCL	214,400	468,467
	Diamond Building Products PCL	152,800	38,320
	Do Day Dream PCL	38,200	18,701
	Dod Biotech PCL	26,400	0
*	DOD Biotech PCL	52,800	17,603
	Dohome PCL	175,933	116,778
	Dynasty Ceramic PCL	1,772,400	156,506
*	E for L Aim PCL	2,021,500	9,714
	Eastern Polymer Group PCL, Class F	261,800	80,203
	Eastern Power Group PCL	147,400	27,669
	Eastern Water Resources Development & Management PCL, Class F	243,900	68,859
	Ekachai Medical Care PCL	139,100	30,498
	Energy Absolute PCL	226,600	607,420
*	Erawan Group PCL	1,104,120	104,791
*	Esso Thailand PCL	466,400	107,862
	Exotic Food PCL, Class F	50,700	30,150
	Forth Corp. PCL	171,500	99,928

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Forth Smart Service PCL	143,900	$48,406
	Fortune Parts Industry PCL, Class F	101,800	10,457
*	General Engineering PCL	708,300	8,297
	GFPT PCL	230,300	94,762
	Global Green Chemicals PCL, Class F	109,500	45,714
*††	Group Lease PCL	135,800	497
	Gunkul Engineering PCL	1,571,500	325,675
	Haad Thip PCL	36,800	38,408
	Hana Microelectronics PCL	143,201	298,918
	Home Product Center PCL	1,136,127	481,135
	Humanica PCL	34,600	14,029
	ICC International PCL	27,800	25,153
	Ichitan Group PCL	172,600	51,840
	Index Livingmall PCL	93,500	53,356
	Indorama Ventures PCL	434,600	620,018
	Infraset PCL	115,600	23,436
	Interlink Communication PCL	87,450	20,224
*	Interlink Telecom PCL	214,800	36,451
	Intouch Holdings PCL, Class F	33,700	77,684
	IRPC PCL	4,932,800	562,987
*	IT City PCL	52,200	22,576
	Jasmine International PCL	1,948,100	196,595
*	Jasmine Technology Solution PCL	2,900	14,807
	Jay Mart PCL	28,500	45,795
	JKN Global Media PCL	168,700	38,761
	JMT Network Services PCL, Class F	78,537	150,965
	Jubilee Enterprise PCL	20,400	14,399
	JWD Infologistics PCL	169,800	103,527
	Kang Yong Electric PCL	2,400	26,527
	Karmarts PCL	291,400	30,807
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	19,720
	Kasikornbank PCL	102,700	464,224
	Kasikornbank PCL	147,400	661,850
	KCE Electronics PCL	129,300	278,639
*	Khon Kaen Sugar Industry PCL	682,204	76,222
	Kiatnakin Phatra Bank PCL	89,000	185,779
	Krung Thai Bank PCL	554,450	233,137
	Krungthai Card PCL	220,000	396,456
	Lalin Property PCL	163,700	53,592
	Lam Soon Thailand PCL	132,400	25,450
	Land & Houses PCL	1,822,600	536,461
	Land & Houses PCL	518,520	152,620
	LH Financial Group PCL	774,100	32,550
*	Loxley PCL	541,770	39,703
	LPN Development PCL	545,600	82,754
*	MBK PCL	359,002	138,016
	MC Group PCL	103,200	28,206
	MCS Steel PCL	184,500	80,350
*	MDX PCL	208,600	41,977
	Mega Lifesciences PCL	159,300	222,479
	Millcon Steel PCL	584,106	20,350
*	Minor International PCL	301,271	275,980
	MK Restaurants Group PCL	95,000	149,084
*	Mono Next PCL	450,800	41,702
	Muang Thai Insurance PCL	3,600	13,732
	Muangthai Capital PCL	176,200	297,680
	Namyong Terminal PCL	219,500	29,930
	Nava Nakorn PCL	278,000	21,208
*	Nawarat Patanakarn PCL	509,200	15,141

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Netbay PCL	57,700	$41,419
	Noble Development PCL	294,800	55,781
	Northeast Rubber PCL	381,400	84,768
	Origin Property PCL, Class F	366,050	126,433
	Osotspa PCL	346,800	335,915
	Pacific Pipe PCL	108,400	16,214
	PCS Machine Group Holding PCL	188,600	28,606
*	Plan B Media PCL, Class F	880,632	210,273
*	Platinum Group PCL, Class F	387,400	33,743
	Polyplex Thailand PCL	149,900	108,052
*	Power Solution Technologies PCL, Class F	668,300	46,969
	Praram 9 Hospital PCL	125,200	42,868
	Premier Marketing PCL	152,600	45,374
	Prima Marine PCL	449,900	79,724
	Property Perfect PCL	4,128,900	69,445
	Pruksa Holding PCL	371,100	161,614
	PTG Energy PCL	391,800	172,983
	PTT Exploration & Production PCL	380,700	1,480,722
	PTT Global Chemical PCL	397,956	675,312
	Pylon PCL	216,200	30,519
	Quality Houses PCL	3,209,713	227,509
*	Raimon Land PCL	1,149,900	33,155
	Rajthanee Hospital PCL	49,100	48,296
	Ratchaphruek Hospital PCL, Class F	105,700	19,365
	Ratchthani Leasing PCL	1,018,543	129,096
	Regional Container Lines PCL	136,500	172,188
	Rojana Industrial Park PCL	327,232	63,392
*	RS PCL	190,200	103,398
	S 11 Group PCL	82,400	16,829
*	S Kijchai Enterprise PCL, Class F	52,400	12,040
	Sabina PCL	66,500	42,942
	Saha Pathana Inter-Holding PCL	18,700	36,507
	Sahakol Equipment PCL	579,600	40,735
	Sahamitr Pressure Container PCL	114,700	45,129
	Saha-Union PCL	10,400	10,542
*	Samart Corp. PCL	156,000	30,455
*	Samart Telcoms PCL	117,100	30,774
	Sansiri PCL	5,663,833	224,546
	Sappe PCL	33,600	25,128
	SC Asset Corp. PCL	883,396	100,823
	SCG Ceramics PCL	291,200	19,766
*	SEAFCO PCL	296,380	39,523
*	Seafresh Industry PCL	246,400	25,606
	Sena Development PCL	214,750	31,476
	Sermsang Power Corp. Co. Ltd.	218,680	82,756
	Siam Cement PCL	113,900	1,320,481
	Siam Commercial Bank PCL	120,400	453,828
	Siam Global House PCL	379,978	216,837
	Siamgas & Petrochemicals PCL	286,000	111,668
*	Simat Technologies PCL	110,900	13,323
*	Singha Estate PCL	1,770,200	103,676
	Sino-Thai Engineering & Construction PCL	286,200	123,781
	SiS Distribution Thailand PCL	27,900	35,823
	SISB PCL	43,700	12,338
	SNC Former PCL	110,400	57,364
	Somboon Advance Technology PCL	75,850	52,625
	SPCG PCL	134,200	75,373
	Sri Trang Agro-Industry PCL	462,200	416,459
	Sri Trang Gloves Thailand PCL	406,400	353,975

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sriracha Construction PCL	62,500	$27,970
	Srisawad Corp. PCL	233,189	421,974
	Srisawad Finance PCL	26,100	21,949
*	Srithai Superware PCL	403,900	15,892
	Srivichai Vejvivat PCL	138,800	43,772
*	Star Petroleum Refining PCL	459,400	132,460
*	Stars Microelectronics Thailand PCL	156,700	24,238
*	STP & I PCL	563,480	85,466
	Supalai PCL	518,125	353,249
	Super Energy Corp. PCL	7,006,800	199,924
	Susco PCL	413,400	43,954
	SVI PCL	111,300	24,236
	Synnex Thailand PCL	57,900	51,735
	Syntec Construction PCL	574,800	34,873
	TAC Consumer PCL, Class F	70,800	15,310
	Taokaenoi Food & Marketing PCL, Class F	256,300	55,425
*	Tata Steel Thailand PCL	1,271,700	54,237
	Thai Oil PCL	392,900	619,530
	Thai President Foods PCL, Class F	4,100	26,352
	Thai Rayon PCL	20,900	33,269
	Thai Reinsurance PCL	537,500	17,919
	Thai Solar Energy PCL, Class F	128,100	9,849
	Thai Stanley Electric PCL	3,900	21,963
	Thai Stanley Electric PCL, Class F	11,300	63,636
	Thai Union Group PCL, Class F	1,088,232	683,107
	Thai Vegetable Oil PCL	218,100	207,979
	Thai Wah PCL, Class F	179,500	30,730
	Thaicom PCL	161,400	49,445
	Thaifoods Group PCL, Class F	485,500	72,326
	Thaire Life Assurance PCL, Class F	110,700	16,624
	Thaivivat Insurance PCL	45,000	29,058
	Thanachart Capital PCL	96,400	117,261
	Thitikorn PCL	120,700	41,689
	Tipco Asphalt PCL	325,100	176,733
	TIPCO Foods PCL	117,300	32,412
	Tisco Financial Group PCL	67,600	200,496
	TKS Technologies PCL	64,300	28,582
	TMBThanachart Bank PCL	4,235,792	173,019
	TMT Steel PCL	96,800	29,364
	TOA Paint Thailand PCL	156,500	143,362
	Total Access Communication PCL	194,300	269,902
	TPC Power Holding PCL, Class F	75,900	26,444
	TPI Polene PCL	2,456,100	132,044
	TPI Polene Power PCL	1,073,400	133,470
	TQM Corp. PCL	96,600	139,990
*	Triton Holding PCL	1,196,700	8,986
	True Corp. PCL	4,861,620	703,800
*	TTCL PCL	98,900	14,258
	TTW PCL	394,000	138,453
*	U City PCL, Class F	2,999,700	176,585
	Union Auction PCL	87,100	24,852
*	Unique Engineering & Construction PCL	252,650	43,253
	United Paper PCL	93,300	47,077
	Univanich Palm Oil PCL	196,500	40,722
	Univentures PCL	415,300	43,158
	Vanachai Group PCL	262,120	66,130
	VGI PCL	568,000	93,828
	Vinythai PCL	147,800	172,015
	WHA Corp. PCL	1,581,200	162,418

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	WHA Utilities and Power PCL	374,300	$46,542
	Workpoint Entertainment PCL	78,060	53,923
TOTAL THAILAND			38,081,690
TURKEY — (0.4%)
	Agesa Hayat ve Emeklilik AS	15,566	32,984
	Akbank TAS	410,242	247,163
	Aksa Akrilik Kimya Sanayii AS	86,402	208,454
	Aksigorta AS	29,554	17,682
	Alarko Carrier Sanayii VE Ticaret AS	259	5,429
	Alarko Holding AS	28,066	39,327
*	Albaraka Turk Katilim Bankasi AS	336,049	44,555
*	Alcatel-Lucent Teletas Telekomunikasyon AS	4,118	8,617
	Alkim Alkali Kimya AS	17,516	26,074
	Anadolu Anonim Turk Sigorta Sirketi	121,131	56,443
	Anadolu Hayat Emeklilik AS	31,796	36,120
*	Anel Elektrik Proje Taahhut ve Ticaret AS	39,943	6,877
	Arcelik AS	70,495	272,801
	Aygaz AS	14,931	26,637
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,253	21,351
*	Bera Holding AS	118,187	90,247
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	19,495
#	BIM Birlesik Magazalar AS	78,590	415,690
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	11,570	22,322
	Borusan Yatirim ve Pazarlama AS	1,018	27,265
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	98	9,045
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	13,888	28,634
	Cemtas Celik Makina Sanayi Ve Ticaret AS	9,897	12,816
	Coca-Cola Icecek AS	24,691	212,373
	Deva Holding AS	14,907	34,833
	Dogan Sirketler Grubu Holding AS	212,221	48,201
	Dogus Otomotiv Servis ve Ticaret AS	3,101	11,088
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	25,849
	EGE Endustri VE Ticaret AS	337	44,323
	EGE Gubre Sanayii AS	509	8,499
	EGE Seramik Sanayi ve Ticaret AS	7,906	9,081
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,287	20,192
Ω	Enerjisa Enerji AS	50,735	56,475
	Enka Insaat ve Sanayi AS	229,523	270,654
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,327	20,649
	Eregli Demir ve Celik Fabrikalari TAS	212,969	439,423
*	Fenerbahce Futbol AS	12,698	25,546
	Ford Otomotiv Sanayi AS	13,157	245,463
	Gentas Genel Metal Sanayi ve Ticaret AS	33,281	9,011
#*	Global Yatirim Holding AS	98,816	17,623
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	9,010
	Goodyear Lastikleri TAS	36,437	25,422
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	78,825	52,134
*	GSD Holding AS	164,327	32,347
*	Gubre Fabrikalari TAS	10,155	60,499
#*	Hektas Ticaret TAS	129,458	140,234
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	158,528	9,410
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	31,636	21,266
#*	Is Finansal Kiralama AS	73,999	17,662
*	Ittifak Holding A.S	91,963	8,732
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,910	44,236
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	25,530	19,763
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	268,187	241,573
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	22,610

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	$18,733
*	Konya Cimento Sanayii AS	187	13,828
*	Kordsa Teknik Tekstil AS	11,420	29,332
*	Koza Altin Isletmeleri AS	4,423	42,817
*	Koza Anadolu Metal Madencilik Isletmeleri AS	56,868	98,615
*	Kutahya Porselen Sanayi AS	3,037	14,238
	Logo Yazilim Sanayi Ve Ticaret AS	26,656	81,401
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	24,568
*	Metro Ticari ve Mali Yatirimlar Holding AS	122,355	10,987
*	Netas Telekomunikasyon AS	11,500	15,709
	Nuh Cimento Sanayi AS	26,860	97,805
*	Parsan Makina Parcalari Sanayii AS	3,183	8,318
*	Pegasus Hava Tasimaciligi AS	6,605	53,806
*	Petkim Petrokimya Holding AS	299,244	194,312
	Polisan Holding AS	30,016	6,714
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	15,806
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	101,431	138,933
#*	Sasa Polyester Sanayi AS	54,936	193,691
#*	Sekerbank Turk AS	475,560	36,821
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	41,184
	Sok Marketler Ticaret AS	62,448	68,181
	Tat Gida Sanayi AS	24,980	23,773
*	TAV Havalimanlari Holding AS	42,406	116,677
	Tekfen Holding AS	78,424	148,973
*	Teknosa Ic Ve Dis Ticaret AS	21,481	12,095
	Tofas Turk Otomobil Fabrikasi AS	31,636	189,983
*	Tukas Gida Sanayi ve Ticaret AS	23,016	14,044
*	Tumosan Motor ve Traktor Sanayi AS	9,193	12,352
#*	Turcas Petrol AS	20,640	6,368
*	Turk Hava Yollari AO	150,523	324,545
	Turk Telekomunikasyon AS	149,160	107,625
	Turk Traktor ve Ziraat Makineleri AS	4,170	69,284
	Turkcell Iletisim Hizmetleri AS	312,744	441,062
	Turkiye Garanti Bankasi AS	491,234	440,320
#*	Turkiye Halk Bankasi AS	122,731	45,517
*	Turkiye Petrol Rafinerileri AS	11,486	147,948
	Turkiye Sinai Kalkinma Bankasi AS	557,282	63,712
#*	Turkiye Vakiflar Bankasi TAO, Class D	139,531	40,020
	Ulker Biskuvi Sanayi AS	32,097	41,484
	Vestel Elektronik Sanayi ve Ticaret AS	29,843	54,377
	Yapi ve Kredi Bankasi AS	742,871	227,990
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	45,100	38,723
*	Zorlu Enerji Elektrik Uretim AS	257,249	32,945
TOTAL TURKEY			7,685,825
UNITED ARAB EMIRATES — (1.1%)
	Abu Dhabi Commercial Bank PJSC	449,061	1,095,435
	Abu Dhabi Islamic Bank PJSC	631,125	1,198,008
	Abu Dhabi National Insurance Co. PSC	44,408	81,731
	Abu Dhabi National Oil Co. for Distribution PJSC	450,533	507,362
*	Abu Dhabi Ship Building Co. PJSC	13,464	14,314
	Agthia Group PJSC	97,026	132,833
*	Air Arabia PJSC	778,225	308,316
*	Ajman Bank PJSC	452,279	98,234
	Aldar Properties PJSC	756,619	853,906
*	Amlak Finance PJSC	281,310	70,258
*††	Arabtec Holding PJSC	166,414	4,504
	Aramex PJSC	293,365	327,715
*	Deyaar Development PJSC	579,372	75,638

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Dubai Financial Market PJSC	487,841	$319,392
	Dubai Investments PJSC	842,631	525,797
	Dubai Islamic Bank PJSC	568,796	855,708
*	Emaar Development PJSC	454,169	535,976
	Emaar Properties PJSC	798,372	1,063,814
	Emirates Integrated Telecommunications Co. PJSC	135,019	239,702
	Emirates NBD Bank PJSC	437,381	1,595,197
	Emirates Telecommunications Group Co. PJSC	561,306	5,054,721
*	Eshraq Investments PJSC	490,258	44,464
	First Abu Dhabi Bank PJSC	656,555	3,582,189
*	Gulf Navigation Holding PJSC	188,362	16,242
	Islamic Arab Insurance Co.	175,945	36,226
*	Manazel PJSC	512,882	68,706
	National Central Cooling Co. PJSC	55,043	37,805
*	RAK Properties PJSC	363,174	81,580
	Ras Al Khaimah Ceramics	210,362	171,843
	SHUAA Capital PSC	522,645	93,480
*	Union Properties PJSC	828,366	69,108
TOTAL UNITED ARAB EMIRATES			19,160,204
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	23,427	142,909
UNITED STATES — (0.0%)
	Sempra Energy	2,668	369,093
TOTAL COMMON STOCKS			1,783,829,759
PREFERRED STOCKS — (0.6%)
BELIZE — (0.0%)
	Track & Field Co. SA	10,600	23,575
BRAZIL — (0.6%)
	Alpargatas SA	18,869	103,333
	Banco ABC Brasil SA	40,577	121,041
Ω	Banco BMG SA	55,700	32,937
	Banco Bradesco SA	423,887	1,820,046
	Banco do Estado do Rio Grande do Sul SA Class B	82,173	169,450
Ω	Banco Inter SA	73,443	120,052
	Banco Pan SA	41,052	84,499
	Centrais Eletricas Brasileiras SA Class B	45,700	296,743
	Centrais Eletricas Santa Catarina	5,750	70,601
	Cia de Saneamento do Parana	337,736	255,046
	Cia de Transmissao de Energia Eletrica Paulista	49,803	226,595
	Cia Energetica de Minas Gerais	265,632	656,813
	Cia Energetica de Sao Paulo Class B	63,911	280,313
	Cia Energetica do Ceara Class A	4,882	49,647
	Cia Paranaense de Energia	556,960	753,088
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	5,465
	Eucatex SA Industria e Comercio	37,500	63,629
	Gerdau SA	213,600	1,119,870
	Grazziotin SA	3,000	22,000
	Itau Unibanco Holding SA	650,319	3,102,122
	Marcopolo SA	222,537	143,326
	Randon SA Implementos e Participacoes	72,226	163,764
	Schulz SA	29,200	45,696
	Unipar Carbocloro SA Class B	30,054	531,453

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	189,516	$569,965
TOTAL BRAZIL			10,807,494
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	93,567
	Embotelladora Andina SA Class B	59,151	127,233
TOTAL CHILE			220,800
COLOMBIA — (0.0%)
*	Banco Davivienda SA	14,239	120,107
	Grupo Aval Acciones y Valores SA	538,218	153,649
	Grupo de Inversiones Suramericana SA	19,098	139,034
TOTAL COLOMBIA			412,790
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	64,329
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	308	17,231
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	269,571	91,298
THAILAND — (0.0%)
*	U City PCL	3,357,600	125,046
TOTAL PREFERRED STOCKS			11,762,563
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	17,167	0
CHINA — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	127,500	15,509
*	CITIC Securities Co. Ltd. Rights 02/23/22	68,100	26,901
*	Ekachai Medical Care PCL Warrants 11/14/24	19,225	918
*	PESTECH International Bhd Warrants 12/15/28	6,375	472
*	Plan B Media PCL Warrants 01/13/25	32,616	1,930
TOTAL CHINA			45,730
SOUTH KOREA — (0.0%)
*	DAE YU Co. Ltd. Rights Exp 01/03/22	2,231	1,323
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	4,231	5,967
*	Iljin Display Co. Ltd. Right	1,336	366
*	Kyung Nam Pharm Right	2,067	2,709
TOTAL SOUTH KOREA			10,365
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/24	18,452	5,376
TOTAL RIGHTS/WARRANTS			61,471
TOTAL INVESTMENT SECURITIES (Cost $1,325,826,430)			1,795,653,793

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	2,014,383	$23,304,401
TOTAL INVESTMENTS — (100.0%)
(Cost $1,349,128,582)^^			$1,818,958,194
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$46,982,837	$238,604	—	$47,221,441
Chile	2,364,119	5,080,196	—	7,444,315
China	65,141,540	481,410,022	$520,964	547,072,526
Colombia	2,271,345	—	—	2,271,345
Czech Republic	—	1,378,417	—	1,378,417
Egypt	18,773	934,087	—	952,860
Greece	—	5,421,226	11,908	5,433,134
Hong Kong	132,974	1,846,679	17,739	1,997,392
Hungary	—	4,098,402	—	4,098,402
India	7,089,866	218,470,484	1,102	225,561,452
Indonesia	1,999,362	24,948,158	52,533	27,000,053
Malaysia	—	24,375,734	—	24,375,734
Mexico	33,608,419	580,144	337	34,188,900
Peru	1,654,626	86	—	1,654,712
Philippines	216,334	14,264,271	—	14,480,605
Poland	—	17,531,928	—	17,531,928
Qatar	—	16,077,016	—	16,077,016
Russia	2,998,851	4,132,580	—	7,131,431
Saudi Arabia	67,699	55,917,567	—	55,985,266
South Africa	6,076,800	58,996,371	—	65,073,171
South Korea	4,109,095	252,702,104	24,006	256,835,205
Switzerland	—	79,361	—	79,361
Taiwan	43,498,329	311,033,300	13,743	354,545,372
Thailand	37,857,619	223,574	497	38,081,690
Turkey	324,545	7,361,280	—	7,685,825
United Arab Emirates	—	19,155,700	4,504	19,160,204
United Kingdom	—	142,909	—	142,909
United States	369,093	—	—	369,093
Preferred Stocks
Belize	23,575	—	—	23,575
Brazil	10,774,557	32,937	—	10,807,494
Chile	—	220,800	—	220,800
Colombia	412,790	—	—	412,790
Philippines	—	64,329	—	64,329
South Korea	—	17,231	—	17,231
Taiwan	91,298	—	—	91,298
Thailand	125,046	—	—	125,046
Rights/Warrants
China	—	45,730	—	45,730
South Korea	—	10,365	—	10,365
Thailand	—	5,376	—	5,376
Securities Lending Collateral	—	23,304,401	—	23,304,401
TOTAL	$268,209,492	$1,550,101,369	$647,333^	$1,818,958,194

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Social Core Equity Portfolio
CONTINUED

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (3.2%)
#*	AMC Networks, Inc., Class A	12,176	$519,063
	ATN International, Inc.	6,726	266,888
*	Audacy, Inc.	59,655	144,365
#*	Ballantyne Strong, Inc.	3,604	10,812
#*	Beasley Broadcast Group, Inc., Class A	1,850	3,459
*	Boston Omaha Corp., Class A	6,058	159,871
*	Cars.com, Inc.	24,227	377,457
*	comScore, Inc.	22,663	68,669
*	Consolidated Communications Holdings, Inc.	29,899	214,974
*	Cumulus Media, Inc., Class A	6,195	63,499
*	Daily Journal Corp.	194	62,854
#	DallasNews Corp.	1,691	11,905
*	DHI Group, Inc.	19,403	104,388
#*	EchoStar Corp., Class A	12,908	305,790
	Entravision Communications Corp., Class A	24,076	145,901
	EW Scripps Co., Class A	21,831	447,535
#*	Fluent, Inc.	20,680	33,088
*	Gaia, Inc.	2,866	21,036
*	Gannett Co., Inc.	42,751	207,770
	Gray Television, Inc.	34,432	717,907
*	Hemisphere Media Group, Inc.	4,820	31,282
*	iHeartMedia, Inc., Class A	637	12,836
*	IMAX Corp.	1,161	20,027
	John Wiley & Sons, Inc., Class A	8,800	446,600
*	Liberty Latin America Ltd., Class A	13,962	152,744
*	Liberty Latin America Ltd., Class C	44,767	483,931
#*	Liberty Media Corp.-Liberty Formula One, Class A	5,120	280,576
#*	Liberty Media Corp.-Liberty Formula One, Class C	34,632	2,085,885
#*	Lions Gate Entertainment Corp., Class A	22,345	350,370
*	Lions Gate Entertainment Corp., Class B	33,959	495,122
*	Loyalty Ventures, Inc.	2,745	80,456
#	Lumen Technologies, Inc.	108,332	1,338,983
#*	Madison Square Garden Entertainment Corp.	3,106	219,998
*	Marchex, Inc., Class B	494	1,151
#*	Marcus Corp.	7,132	120,174
	News Corp., Class A	59,914	1,332,487
	News Corp., Class B	29,072	646,561
	Nexstar Media Group, Inc., Class A	10,495	1,735,663
*	QuinStreet, Inc.	17,191	276,603
*	Reading International, Inc., Class A	5,626	25,036
	Saga Communications, Inc., Class A	1,966	43,606
	Scholastic Corp.	12,307	504,833
	Shenandoah Telecommunications Co.	13,800	314,226
	Spok Holdings, Inc.	6,453	63,756
	TEGNA, Inc.	40,283	779,879
#	Telephone & Data Systems, Inc.	33,102	655,420
*	TrueCar, Inc.	38,354	131,938
*	U.S. Cellular Corp.	9,356	286,481
*	Urban One, Inc.	2,835	15,422
*	Yelp, Inc.	7,894	272,659
*	Ziff Davis, Inc.	1,100	115,566
TOTAL COMMUNICATION SERVICES			17,207,502

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (12.7%)
*	1-800-Flowers.com, Inc., Class A	4,007	$68,239
	Aaron's Co., Inc.	5,963	126,237
*	Abercrombie & Fitch Co., Class A	25,514	995,046
*	Academy Sports & Outdoors, Inc.	534	20,773
#	Acushnet Holdings Corp.	19,984	933,253
*	Adient PLC	10,173	426,961
*	Adtalem Global Education, Inc.	23,013	677,042
*	American Axle & Manufacturing Holdings, Inc.	49,292	401,237
#	American Eagle Outfitters, Inc.	28,729	655,883
*	American Outdoor Brands, Inc.	6,121	101,486
#*	American Public Education, Inc.	7,426	158,842
*	America's Car-Mart, Inc.	2,043	193,922
#*	Ark Restaurants Corp.	411	6,592
*	Asbury Automotive Group, Inc.	4,617	743,199
	Autoliv, Inc.	17,331	1,716,462
*	AutoNation, Inc.	26,751	2,915,859
*	Barnes & Noble Education, Inc.	17,003	102,358
	Bassett Furniture Industries, Inc.	5,100	94,656
*	Beazer Homes USA, Inc.	3,312	60,411
#	Big 5 Sporting Goods Corp.	7,076	139,326
	Big Lots, Inc.	12,940	542,315
*	Biglari Holdings, Inc., Class A	30	18,749
*	Biglari Holdings, Inc., Class B	623	73,826
*	BJ's Restaurants, Inc.	1,934	58,194
*	Bluegreen Vacations Holding Corp.	4,842	145,115
*	Boot Barn Holdings, Inc.	3,967	364,845
	BorgWarner, Inc.	61,074	2,678,095
	Buckle, Inc.	1,387	52,207
	Build-A-Bear Workshop, Inc.	7,383	131,713
	Caleres, Inc.	6,400	153,472
*	Capri Holdings Ltd.	19,485	1,170,464
	Carriage Services, Inc.	7,780	391,490
	Carrols Restaurant Group, Inc.	20,081	49,600
	Carter's, Inc.	661	61,552
	Cato Corp., Class A	9,508	157,072
*	Cavco Industries, Inc.	1,774	477,987
	Century Communities, Inc.	12,155	800,407
*	Charles & Colvard Ltd.	6,594	15,892
*	Chico's FAS, Inc.	24,260	114,265
*	Chuy's Holdings, Inc.	6,200	156,302
	Clarus Corp.	3,414	76,917
#*	Conn's, Inc.	9,535	231,414
*	Container Store Group, Inc.	15,882	161,996
††	Contra Zagg, Inc.	14,243	1,282
*	Cooper-Standard Holdings, Inc.	6,164	126,917
	Crown Crafts, Inc.	1,600	11,008
	Culp, Inc.	4,293	38,852
	Dana, Inc.	41,668	902,529
	Del Taco Restaurants, Inc.	7,195	89,722
*	Delta Apparel, Inc.	2,240	67,648
#*	Designer Brands, Inc., Class A	26,813	353,127
#	Dick's Sporting Goods, Inc.	15,511	1,789,969
	Dillard's, Inc., Class A	7,236	1,835,918
*	Dorman Products, Inc.	2,313	216,566
*	Duluth Holdings, Inc., Class B	748	11,280
#*	El Pollo Loco Holdings, Inc.	11,409	152,196
	Escalade, Inc.	3,057	43,715
#	Ethan Allen Interiors, Inc.	8,993	226,714
#*	Fiesta Restaurant Group, Inc.	9,301	88,080

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Flexsteel Industries, Inc.	3,534	$88,032
	Foot Locker, Inc.	20,555	918,397
#*	Fossil Group, Inc.	19,342	214,503
#	Franchise Group, Inc.	1,670	83,617
#*	Funko, Inc., Class A	2,497	43,148
	Gap, Inc.	7,258	131,152
*	Genesco, Inc.	5,677	365,201
*	Gentherm, Inc.	2,973	259,810
*	G-III Apparel Group Ltd.	12,026	326,746
*	Goodyear Tire & Rubber Co.	96,810	2,006,871
	Graham Holdings Co., Class B	1,254	746,280
*	Grand Canyon Education, Inc.	2,537	212,296
*	Green Brick Partners, Inc.	11,839	280,348
#	Group 1 Automotive, Inc.	5,236	889,125
#	Guess?, Inc.	16,277	374,697
	Harley-Davidson, Inc.	10,453	361,360
#	Haverty Furniture Cos., Inc.	7,037	207,732
#	Hibbett, Inc.	6,023	371,318
	Hooker Furnishings Corp.	4,223	93,075
*	Horizon Global Corp.	2,583	19,734
*	Houghton Mifflin Harcourt Co.	11,887	214,085
#*	iRobot Corp.	2,338	153,186
	Johnson Outdoors, Inc., Class A	2,380	214,724
	KB Home	22,037	931,063
	Kohl's Corp.	32,756	1,955,861
*	Lakeland Industries, Inc.	3,668	77,101
*	Lands' End, Inc.	7,825	143,432
	Laureate Education, Inc., Class A	18,755	237,251
	La-Z-Boy, Inc.	11,360	417,026
#*	Lazydays Holdings, Inc.	1,339	21,745
	LCI Industries	2,101	258,780
	Lear Corp.	7,653	1,280,500
*	Legacy Housing Corp.	1,981	49,050
	Leggett & Platt, Inc.	3,184	126,882
#*	LGI Homes, Inc.	3,672	457,201
	Lifetime Brands, Inc.	5,798	89,869
*	Lincoln Educational Services Corp.	5,134	35,168
	Lithia Motors, Inc.	4,410	1,288,293
*	LL Flooring Holdings, Inc.	6,905	99,708
*	M/I Homes, Inc.	5,985	317,145
	Macy's, Inc.	55,859	1,429,990
*	MarineMax, Inc.	7,358	346,267
	Marriott Vacations Worldwide Corp.	2,980	483,892
	MDC Holdings, Inc.	17,567	890,471
††	Media General, Inc.	11,816	1,462
*	Meritage Homes Corp.	9,691	988,773
*	Modine Manufacturing Co.	13,725	125,584
*	Mohawk Industries, Inc.	13,614	2,149,242
*	Monarch Casino & Resort, Inc.	777	48,096
	Monro, Inc.	4,434	220,503
*	Motorcar Parts of America, Inc.	7,253	119,892
	Movado Group, Inc.	4,697	174,118
*	Nautilus, Inc.	5,316	27,112
	Newell Brands, Inc.	9,950	230,940
*	ODP Corp.	14,031	620,591
#*	Ollie's Bargain Outlet Holdings, Inc.	1,829	87,682
	Oxford Industries, Inc.	2,842	234,152
#	Patrick Industries, Inc.	1,978	127,383
	Penske Automotive Group, Inc.	18,053	1,834,726

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Perdoceo Education Corp.	20,321	$223,937
*	Playa Hotels & Resorts NV	32,295	246,411
#*	Potbelly Corp.	1,897	10,434
	PulteGroup, Inc.	31,830	1,677,123
	PVH Corp.	15,182	1,442,442
	Qurate Retail, Inc., Class A	95,930	674,388
	RCI Hospitality Holdings, Inc.	2,105	147,076
	Rent-A-Center, Inc.	1,547	65,206
	Rocky Brands, Inc.	2,500	106,950
	Shoe Carnival, Inc.	9,996	341,463
	Signet Jewelers Ltd.	17,468	1,504,519
	Smith & Wesson Brands, Inc.	13,047	222,843
	Sonic Automotive, Inc., Class A	9,081	463,222
*	Sportsman's Warehouse Holdings, Inc.	9,184	100,657
	Standard Motor Products, Inc.	8,648	413,980
*	Stoneridge, Inc.	6,084	114,805
	Strategic Education, Inc.	1,280	76,365
#*	Strattec Security Corp.	1,214	45,998
*	Stride, Inc.	11,866	416,141
	Superior Group of Cos., Inc.	5,572	113,836
	Tapestry, Inc.	2,270	86,147
*	Taylor Morrison Home Corp.	31,219	958,111
*	Terminix Global Holdings, Inc.	9,717	419,191
	Thor Industries, Inc.	4,793	453,370
	Tilly's, Inc., Class A	10,706	141,105
	Toll Brothers, Inc.	41,698	2,458,931
*	TravelCenters of America, Inc.	3,204	146,038
*	Tri Pointe Homes, Inc.	44,693	1,064,140
#*	Unifi, Inc.	6,960	132,310
*	Universal Electronics, Inc.	3,509	124,534
*	Universal Technical Institute, Inc.	11,376	82,590
*	Urban Outfitters, Inc.	29,491	846,982
*	Vera Bradley, Inc.	12,647	103,579
#*	Vista Outdoor, Inc.	21,381	824,879
*	VOXX International Corp.	8,189	90,488
	Weyco Group, Inc.	4,329	101,299
	Winnebago Industries, Inc.	7,482	482,739
*	Zovio, Inc.	7,465	9,257
#*	Zumiez, Inc.	9,329	419,339
TOTAL CONSUMER DISCRETIONARY			68,432,409
CONSUMER STAPLES — (4.7%)
	Alico, Inc.	2,845	102,335
	Andersons, Inc.	14,124	538,124
	B&G Foods, Inc.	4,873	151,550
	Bunge Ltd.	28,462	2,813,753
	Calavo Growers, Inc.	1,339	55,448
	Cal-Maine Foods, Inc.	10,128	394,992
	Casey's General Stores, Inc.	885	166,212
#*	Central Garden & Pet Co.	3,513	162,968
*	Central Garden & Pet Co., Class A	10,905	472,514
*	Darling Ingredients, Inc.	25,485	1,625,178
	Edgewell Personal Care Co.	13,336	610,789
*	Farmer Bros Co.	6,541	41,797
#	Fresh Del Monte Produce, Inc.	18,393	511,877
#*	Grocery Outlet Holding Corp.	9,107	231,136
*	Hain Celestial Group, Inc.	6,518	238,103
*	Hostess Brands, Inc.	26,663	547,125
	Ingles Markets, Inc., Class A	4,679	359,955

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingredion, Inc.	15,906	$1,506,298
#	J&J Snack Foods Corp.	588	89,194
*	Landec Corp.	11,351	122,023
*	Lifevantage Corp.	3,000	19,290
#	Limoneira Co.	6,683	99,309
#	MGP Ingredients, Inc.	2,185	165,317
	Molson Coors Beverage Co., Class B	50,650	2,413,979
*	Natural Alternatives International, Inc.	1,808	23,676
	Natural Grocers by Vitamin Cottage, Inc.	9,245	134,977
	Nature's Sunshine Products, Inc.	6,068	107,040
	Nu Skin Enterprises, Inc., Class A	8,787	423,446
	Ocean Bio-Chem, Inc.	2,771	24,717
	Oil-Dri Corp. of America	882	30,006
*	Performance Food Group Co.	3,147	132,772
*	Pilgrim's Pride Corp.	18,165	508,075
*	Post Holdings, Inc.	18,068	1,911,956
	PriceSmart, Inc.	6,435	459,523
#*	Rite Aid Corp.	15,210	161,378
	Sanderson Farms, Inc.	4,750	874,000
	Seaboard Corp.	152	580,638
*	Seneca Foods Corp., Class A	2,914	136,229
*	Simply Good Foods Co.	18,777	661,514
	SpartanNash Co.	13,807	339,238
#	Spectrum Brands Holdings, Inc.	6,091	544,414
*	Sprouts Farmers Market, Inc.	18,713	507,871
#	Tootsie Roll Industries, Inc.	4,802	163,028
*	TreeHouse Foods, Inc.	22,596	875,143
*	U.S. Foods Holding Corp.	35,789	1,261,920
*	United Natural Foods, Inc.	20,667	801,466
	Universal Corp.	6,917	376,492
	Village Super Market, Inc., Class A	4,625	105,681
#	Weis Markets, Inc.	9,607	578,726
#*	Whole Earth Brands, Inc.	3,789	35,920
*	Willamette Valley Vineyards, Inc.	206	1,805
TOTAL CONSUMER STAPLES			25,200,917
ENERGY — (7.5%)
	Adams Resources & Energy, Inc.	489	14,665
*	Alto Ingredients, Inc.	15,405	79,798
#	Antero Midstream Corp.	71,214	708,579
*	Antero Resources Corp.	88,097	1,720,534
	APA Corp.	4,606	152,965
#	Arch Resources, Inc.	1,542	145,935
	Archrock, Inc.	70,621	596,041
*	Ardmore Shipping Corp.	14,641	50,072
	Berry Corp.	31,568	274,326
	Brigham Minerals, Inc., Class A	1,560	33,758
*	Bristow Group, Inc.	2,991	98,254
	Cabot Oil & Gas Corp.	49,217	1,077,852
	California Resources Corp.	237	10,101
*	Callon Petroleum Co.	7,420	366,845
#*	Centennial Resource Development, Inc., Class A	49,831	389,180
*	ChampionX Corp.	29,482	660,397
#	Chesapeake Energy Corp.	4,339	295,790
	Civitas Resources, Inc.	6,571	358,119
*	Clean Energy Fuels Corp.	47,807	290,188
*	CNX Resources Corp.	65,883	977,045
#*	Comstock Resources, Inc.	11,205	87,175
*	CONSOL Energy, Inc.	11,372	247,227

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Continental Resources, Inc.	49,397	$2,565,680
	CVR Energy, Inc.	8,939	174,579
#*	Delek U.S. Holdings, Inc.	25,103	389,599
*	Denbury, Inc.	4,834	363,227
	DHT Holdings, Inc.	67,315	328,497
*	DMC Global, Inc.	1,717	69,264
	Dorian LPG Ltd.	11,466	136,331
*	Dril-Quip, Inc.	11,338	286,738
*	DTE Midstream LLC	220	11,374
#*	Earthstone Energy, Inc., Class A	20,724	283,090
	EnLink Midstream LLC	104,756	833,858
*	EQT Corp.	56,714	1,205,172
	Equitrans Midstream Corp.	68,912	558,876
#*	Expro Group Holdings NV	7,804	122,211
*	Exterran Corp.	10,215	55,774
	Falcon Minerals Corp.	4,964	25,664
#*	Forum Energy Technologies, Inc.	844	16,475
*	FTS International, Inc., Class A	667	17,575
*	Geospace Technologies Corp.	4,922	43,068
#*	Green Plains, Inc.	11,208	342,292
*	Gulf Island Fabrication, Inc.	6,655	26,287
#*	Hallador Energy Co.	10,209	24,706
*	Helix Energy Solutions Group, Inc.	79,031	278,979
	Helmerich & Payne, Inc.	28,986	831,898
#	HollyFrontier Corp.	46,995	1,652,344
*	Independence Contract Drilling, Inc.	257	853
	International Seaways, Inc.	12,906	188,299
*	Kosmos Energy Ltd.	52,843	228,810
#*	Liberty Oilfield Services, Inc., Class A	6,077	73,532
*	Mammoth Energy Services, Inc.	2,793	4,832
	Marathon Oil Corp.	169,881	3,307,583
	Matador Resources Co.	37,489	1,678,383
	Murphy Oil Corp.	56,393	1,782,019
#*	Nabors Industries Ltd.	2,457	254,324
	NACCO Industries, Inc., Class A	2,143	65,362
#*	National Energy Services Reunited Corp.	19,332	191,967
*	Natural Gas Services Group, Inc.	4,280	46,096
*	Newpark Resources, Inc.	39,705	140,953
#*	NextDecade Corp.	9,128	20,173
*	NexTier Oilfield Solutions, Inc.	73,146	440,339
#	Nordic American Tankers Ltd.	31,404	48,676
	NOV, Inc.	4,653	76,402
#*	Oceaneering International, Inc.	16,880	219,946
#*	Oil States International, Inc.	26,031	163,214
*	Overseas Shipholding Group, Inc., Class A	37,917	65,596
	Patterson-UTI Energy, Inc.	59,204	589,672
*	PBF Energy, Inc., Class A	30,503	483,168
	PDC Energy, Inc.	34,743	2,059,218
*	Peabody Energy Corp.	21,777	235,192
#	PHX Minerals, Inc.	9,307	22,151
*	ProPetro Holding Corp.	34,143	358,843
*	Range Resources Corp.	85,010	1,636,442
*	Ranger Oil Corp., Class A	3,927	121,776
#*	Renewable Energy Group, Inc.	15,040	605,510
*	REX American Resources Corp.	2,114	203,853
#*	RPC, Inc.	49,574	292,982
*	SandRidge Energy, Inc.	13,033	149,880
#	Scorpio Tankers, Inc.	18,064	245,851
*	SEACOR Marine Holdings, Inc.	6,515	27,298

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Select Energy Services, Inc., Class A	37,982	$253,340
	SFL Corp. Ltd.	51,732	424,202
*	SilverBow Resources, Inc.	4,776	111,233
	SM Energy Co.	36,523	1,198,320
#*	Smart Sand, Inc.	3,473	6,807
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	82,389
*	Talos Energy, Inc.	28,991	308,464
	Targa Resources Corp.	346	20,442
*	Technip Energies NV, ADR	10,681	162,672
*	TechnipFMC PLC	92,473	600,150
*	Teekay Corp.	400	1,240
#*	Teekay Tankers Ltd., Class A	11,783	125,725
*	TETRA Technologies, Inc.	4,200	12,306
#*	Tidewater, Inc.	16,479	233,837
*	Transocean Ltd.	86,442	272,292
*	U.S. Silica Holdings, Inc.	27,830	265,777
*	VAALCO Energy, Inc.	7,764	38,121
*	Whiting Petroleum Corp.	3,876	287,793
	World Fuel Services Corp.	20,183	569,362
TOTAL ENERGY			40,282,071
FINANCIALS — (26.7%)
	1st Source Corp.	6,479	323,173
	ACNB Corp.	539	17,458
	Alerus Financial Corp.	1,459	41,341
*	Alleghany Corp.	3,600	2,390,400
	Allegiance Bancshares, Inc.	8,718	383,854
	Amalgamated Financial Corp.	3,471	59,042
	A-Mark Precious Metals, Inc.	655	40,545
*	Ambac Financial Group, Inc.	20,013	283,584
	Amerant Bancorp, Inc.	5,106	173,604
	American Equity Investment Life Holding Co.	38,907	1,600,634
	American Financial Group, Inc.	1,489	193,987
#	American National Bankshares, Inc.	4,649	175,732
	American National Group, Inc.	5,392	1,017,956
	Ameris Bancorp	23,907	1,178,854
	AmeriServ Financial, Inc.	6,300	27,027
	Ames National Corp.	601	14,622
	Apollo Global Management, Inc.	33,668	2,356,760
	Argo Group International Holdings Ltd.	10,698	607,432
	Arrow Financial Corp.	6,776	239,735
*	AssetMark Financial Holdings, Inc.	2,618	62,806
	Associated Banc-Corp.	61,999	1,481,776
	Assured Guaranty Ltd.	28,997	1,545,250
*	Atlantic Capital Bancshares, Inc.	9,146	275,478
	Atlantic Union Bankshares Corp.	27,324	1,112,633
	Auburn National BanCorp, Inc.	44	1,485
	Axis Capital Holdings Ltd.	20,107	1,145,697
	Banc of California, Inc.	21,123	408,096
#	BancFirst Corp.	1,252	93,837
*	Bancorp, Inc.	12,957	386,378
	Bank of Marin Bancorp	6,460	240,893
	Bank of NT Butterfield & Son Ltd.	586	21,477
	Bank OZK	38,452	1,801,476
	BankFinancial Corp.	6,411	69,111
	BankUnited, Inc.	22,081	921,882
	Bankwell Financial Group, Inc.	1,038	35,116
	Banner Corp.	11,924	740,600
	Bar Harbor Bankshares	5,174	158,014

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Baycom Corp.	1,156	$24,045
	BCB Bancorp, Inc.	5,311	90,287
	Berkshire Hills Bancorp, Inc.	19,508	577,242
*	Blucora, Inc.	13,470	218,483
	Blue Ridge Bankshares, Inc.	1,108	20,210
	BOK Financial Corp.	14,497	1,486,667
*	Bridgewater Bancshares, Inc.	3,501	62,283
*	Brighthouse Financial, Inc.	7,966	433,749
	Brookline Bancorp, Inc.	26,389	451,252
	Business First Bancshares, Inc.	2,329	63,931
	Byline Bancorp, Inc.	9,622	250,172
	C&F Financial Corp.	703	35,973
	Cadence Bank	49,951	1,556,973
	Cambridge Bancorp	439	39,308
	Camden National Corp.	6,236	309,680
*	Cannae Holdings, Inc.	8,670	258,973
	Capital City Bank Group, Inc.	6,830	188,918
	Capitol Federal Financial, Inc.	50,239	559,160
	Capstar Financial Holdings, Inc.	5,520	118,404
*	Carter Bankshares, Inc.	5,335	82,106
	Cathay General Bancorp	23,600	1,065,776
#	CBTX, Inc.	4,840	142,441
	Central Pacific Financial Corp.	6,301	183,359
	Central Valley Community Bancorp	2,922	65,453
	Chemung Financial Corp.	665	30,477
	Citizens & Northern Corp.	3,717	93,371
#	Citizens Community Bancorp, Inc.	2,054	29,660
	Citizens Holding Co.	171	3,085
	City Holding Co.	2,366	189,777
	Civista Bancshares, Inc.	4,446	107,193
	CNA Financial Corp.	4,893	224,638
	CNB Financial Corp.	7,035	187,905
	CNO Financial Group, Inc.	28,026	698,968
	Codorus Valley Bancorp, Inc.	1,078	23,371
	Columbia Banking System, Inc.	24,788	861,879
	Comerica, Inc.	19,381	1,798,169
	Community Financial Corp.	360	14,256
	Community Trust Bancorp, Inc.	7,689	339,777
	ConnectOne Bancorp, Inc.	15,182	485,976
*	Consumer Portfolio Services, Inc.	8,521	100,974
	Cowen, Inc., Class A	9,884	313,125
*	CrossFirst Bankshares, Inc.	9,378	144,984
*	Customers Bancorp, Inc.	14,267	831,766
	CVB Financial Corp.	17,694	389,799
	Dime Community Bancshares, Inc.	14,352	501,746
	Donegal Group, Inc., Class A	9,734	139,683
	Donegal Group, Inc., Class B	592	8,116
*	Donnelley Financial Solutions, Inc.	7,796	290,167
	Eagle Bancorp Montana, Inc.	600	13,680
	Eagle Bancorp, Inc.	7,739	464,108
#*	Elevate Credit, Inc.	9,600	28,224
	Employers Holdings, Inc.	11,498	449,572
#*	Encore Capital Group, Inc.	9,845	635,002
*	Enova International, Inc.	14,675	591,109
*	Enstar Group Ltd.	2,602	689,738
	Enterprise Bancorp, Inc.	1,225	52,295
	Enterprise Financial Services Corp.	5,131	254,190
	Equitable Holdings, Inc.	12,952	435,705
	Equity Bancshares, Inc., Class A	7,450	238,847

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Esquire Financial Holdings, Inc.	139	$4,791
	ESSA Bancorp, Inc.	1,308	23,086
	Essent Group Ltd.	2,469	112,685
	Evans Bancorp, Inc.	605	25,761
	Everest Re Group Ltd.	8,793	2,491,936
#*	EZCORP, Inc., Class A	26,952	160,903
	Farmers National Banc Corp.	6,114	106,689
	FB Financial Corp.	6,292	280,120
	Federal Agricultural Mortgage Corp., Class C	1,759	214,246
*	FedNat Holding Co.	7,359	10,008
	Fidelity National Financial, Inc.	15,790	795,026
	Financial Institutions, Inc.	7,094	228,711
	First American Financial Corp.	15,159	1,129,497
	First BanCorp	55,624	809,329
	First BanCorp	9,001	395,234
	First Bancorp, Inc.	1,809	58,141
	First Bancshares, Inc.	5,196	187,420
	First Bank	2,661	38,984
	First Busey Corp.	15,912	443,627
	First Business Financial Services, Inc.	1,519	51,160
	First Citizens BancShares, Inc., Class A	1,441	1,122,654
	First Commonwealth Financial Corp.	25,463	421,667
	First Community Bankshares, Inc.	7,410	231,266
	First Financial Bancorp	27,539	694,258
	First Financial Corp.	2,966	133,144
	First Financial Northwest, Inc.	2,949	48,983
	First Foundation, Inc.	10,490	274,313
	First Hawaiian, Inc.	11,488	325,685
	First Horizon Corp.	138,417	2,368,315
	First Internet Bancorp	4,265	214,359
#	First Interstate BancSystem, Inc., Class A	8,864	325,752
	First Merchants Corp.	11,796	500,504
	First Mid Bancshares, Inc.	4,866	200,236
	First Midwest Bancorp, Inc.	27,485	570,863
#	First Northwest Bancorp	2,324	51,802
	First of Long Island Corp.	10,276	225,147
*	First Western Financial, Inc.	277	9,058
	Flagstar Bancorp, Inc.	16,766	758,661
	Flushing Financial Corp.	13,151	310,495
	FNB Corp.	73,822	953,788
	FS Bancorp, Inc.	1,598	53,086
	Fulton Financial Corp.	42,999	771,832
*	Genworth Financial, Inc., Class A	80,473	313,845
#	German American Bancorp, Inc.	3,109	123,116
	Glacier Bancorp, Inc.	427	22,174
	Global Indemnity Group LLC, Class A	4,049	105,355
	Globe Life, Inc.	18,236	1,865,543
	Great Southern Bancorp, Inc.	5,783	343,163
	Great Western Bancorp, Inc.	17,188	530,765
*	Green Dot Corp., Class A	2,286	72,489
#*	Greenlight Capital Re Ltd., Class A	16,535	119,713
	Guaranty Bancshares, Inc.	1,107	39,343
	Guaranty Federal Bancshares, Inc.	100	3,260
*	Hallmark Financial Services, Inc.	5,065	21,577
	Hancock Whitney Corp.	22,857	1,205,021
	Hanmi Financial Corp.	14,312	384,707
	Hanover Insurance Group, Inc.	267	36,835
	HarborOne Bancorp, Inc.	14,610	207,462
	Heartland Financial USA, Inc.	8,508	442,671

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Commerce Corp.	26,037	$324,421
	Heritage Financial Corp.	14,880	360,989
	Heritage Insurance Holdings, Inc.	11,019	68,648
#	Hilltop Holdings, Inc.	21,057	695,513
*	HMN Financial, Inc.	750	18,188
	Home Bancorp, Inc.	1,726	67,055
	Home BancShares, Inc.	6,564	154,648
	HomeStreet, Inc.	8,369	407,989
	HomeTrust Bancshares, Inc.	4,946	153,969
	Hope Bancorp, Inc.	36,109	604,826
	Horace Mann Educators Corp.	10,658	405,111
	Horizon Bancorp, Inc.	17,734	378,266
	Independence Holding Co.	2,694	153,423
	Independent Bank Corp.	10,598	893,941
	Independent Bank Corp.	9,281	227,199
	Independent Bank Group, Inc.	11,983	909,749
	International Bancshares Corp.	19,438	816,979
	Invesco Ltd.	102,106	2,313,722
	Investar Holding Corp.	701	13,473
	Investors Bancorp, Inc.	74,414	1,214,436
	Investors Title Co.	125	24,999
	James River Group Holdings Ltd.	13,064	369,972
	Janus Henderson Group PLC	15,777	582,171
	Jefferies Financial Group, Inc.	52,955	1,940,271
	Kearny Financial Corp.	32,945	426,308
	Kemper Corp.	11,845	710,463
	Kentucky First Federal Bancorp	120	906
	Kingstone Cos., Inc.	2,182	11,826
#	Lakeland Bancorp, Inc.	23,150	438,229
	Landmark Bancorp, Inc.	247	7,040
	LCNB Corp.	2,550	51,128
	Level One Bancorp, Inc.	1,277	50,595
	Lincoln National Corp.	31,893	2,231,872
	Luther Burbank Corp.	4,281	54,925
	Macatawa Bank Corp.	14,182	128,205
#*	Maiden Holdings Ltd.	19,322	53,908
*	Malvern Bancorp, Inc.	496	7,668
*	MBIA, Inc.	26,055	356,172
	Mercantile Bank Corp.	6,679	256,941
	Merchants Bancorp	5,434	158,401
	Mercury General Corp.	9,010	492,487
	Meta Financial Group, Inc.	6,239	370,971
*	Metropolitan Bank Holding Corp.	1,204	120,400
	MGIC Investment Corp.	30,705	466,102
#	Mid Penn Bancorp, Inc.	1,178	35,163
	Midland States Bancorp, Inc.	9,654	278,711
	MidWestOne Financial Group, Inc.	4,200	134,106
*	Mr Cooper Group, Inc.	17,011	682,992
	National Bank Holdings Corp., Class A	7,326	332,600
	National Bankshares, Inc.	1,210	43,487
	National Western Life Group, Inc., Class A	1,416	302,840
	Navient Corp.	66,562	1,160,176
	NBT Bancorp, Inc.	8,450	326,846
	Nelnet, Inc., Class A	10,979	971,971
	New York Community Bancorp, Inc.	120,803	1,408,563
*	NI Holdings, Inc.	966	18,644
*	Nicholas Financial, Inc.	1,554	16,706
*	Nicolet Bankshares, Inc.	2,444	227,512
*	NMI Holdings, Inc., Class A	9,169	226,841

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northeast Bank	3,766	$137,534
	Northfield Bancorp, Inc.	21,066	332,000
	Northrim BanCorp, Inc.	2,573	113,058
	Northwest Bancshares, Inc.	31,418	443,308
	Norwood Financial Corp.	66	1,835
	OceanFirst Financial Corp.	19,285	437,769
*	Ocwen Financial Corp.	2,139	78,459
	OFG Bancorp	18,388	508,796
	Ohio Valley Banc Corp.	197	5,812
	Old National Bancorp	42,933	786,962
	Old Republic International Corp.	65,601	1,681,354
	Old Second Bancorp, Inc.	11,322	152,054
*	Oportun Financial Corp.	2,848	51,292
#	Oppenheimer Holdings, Inc., Class A	5,326	225,769
	Origin Bancorp, Inc.	2,232	95,351
	Orrstown Financial Services, Inc.	1,855	45,911
	Pacific Premier Bancorp, Inc.	25,390	971,167
	PacWest Bancorp	24,164	1,121,935
	Park National Corp.	274	37,116
	Parke Bancorp, Inc.	2,379	57,619
*	Patriot National Bancorp, Inc.	60	884
#	PCB Bancorp	869	19,544
	PCSB Financial Corp.	4,376	81,744
	Peapack-Gladstone Financial Corp.	10,952	403,472
	Penns Woods Bancorp, Inc.	1,099	26,904
#	PennyMac Financial Services, Inc.	3,829	240,078
	Peoples Bancorp, Inc.	12,534	415,502
	People's United Financial, Inc.	108,213	2,097,168
	Pinnacle Financial Partners, Inc.	10,923	1,056,363
	Popular, Inc.	24,047	2,144,271
#*	PRA Group, Inc.	14,604	679,086
	Preferred Bank	4,632	361,574
	Premier Financial Corp.	14,588	435,452
	Primis Financial Corp.	10,791	160,354
	ProAssurance Corp.	11,602	277,984
	Prosperity Bancshares, Inc.	19,850	1,454,012
	Provident Financial Holdings, Inc.	3,183	53,570
	Provident Financial Services, Inc.	20,107	485,986
	Prudential Bancorp, Inc.	1,535	21,490
	QCR Holdings, Inc.	6,681	381,084
	Radian Group, Inc.	26,033	582,879
	RBB Bancorp	3,627	97,893
	Regional Management Corp.	4,234	214,918
	Reinsurance Group of America, Inc.	16,306	1,872,418
	RenaissanceRe Holdings Ltd.	7,830	1,230,641
#	Renasant Corp.	17,308	636,588
	Republic Bancorp, Inc., Class A	5,932	290,787
#*	Republic First Bancorp, Inc.	21,395	91,999
	Riverview Bancorp, Inc.	6,235	47,074
	S&T Bancorp, Inc.	14,789	455,649
	Safety Insurance Group, Inc.	2,849	234,558
	Sandy Spring Bancorp, Inc.	10,030	474,519
	Seacoast Banking Corp. of Florida	6,084	222,066
	Shore Bancshares, Inc.	3,776	74,538
	Sierra Bancorp	6,898	183,004
	Simmons First National Corp., Class A	26,028	744,401
#*	SiriusPoint Ltd.	29,538	250,187
	SmartFinancial, Inc.	3,622	97,106
	South Plains Financial, Inc.	1,628	47,098

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	South State Corp.	14,409	$1,216,264
*	Southern First Bancshares, Inc.	1,637	95,928
	Southern Missouri Bancorp, Inc.	1,244	68,793
	Southside Bancshares, Inc.	3,885	162,782
	Spirit of Texas Bancshares, Inc.	4,101	114,172
	State Auto Financial Corp.	15,491	800,885
	Sterling Bancorp	50,266	1,321,493
*	Sterling Bancorp, Inc.	2,736	16,279
	Stewart Information Services Corp.	7,017	501,224
	Stifel Financial Corp.	8,915	667,733
*	StoneX Group, Inc.	5,168	339,072
	Synovus Financial Corp.	17,088	850,299
	Territorial Bancorp, Inc.	4,012	99,257
*	Texas Capital Bancshares, Inc.	15,658	981,757
	Timberland Bancorp, Inc.	3,197	88,813
	Tiptree, Inc.	15,268	189,171
	Tompkins Financial Corp.	1,300	103,428
	Towne Bank	16,184	507,854
	TriCo Bancshares	5,596	243,258
*	TriState Capital Holdings, Inc.	14,013	442,671
*	Triumph Bancorp, Inc.	165	14,434
	TrustCo Bank Corp. NY	8,422	285,506
	Trustmark Corp.	19,644	640,002
	UMB Financial Corp.	3,142	309,330
	Umpqua Holdings Corp.	50,404	1,022,193
*	Unico American Corp.	1,400	4,060
	United Bancshares, Inc.	406	12,346
	United Bankshares, Inc.	30,153	1,065,305
	United Community Banks, Inc.	14,647	518,357
	United Fire Group, Inc.	10,271	256,159
	United Insurance Holdings Corp.	19,749	79,786
	United Security Bancshares	4,425	36,241
	Unity Bancorp, Inc.	2,168	64,476
	Universal Insurance Holdings, Inc.	12,722	219,327
	Univest Financial Corp.	12,675	381,898
	Unum Group	53,709	1,363,134
	Valley National Bancorp	91,394	1,272,204
	Veritex Holdings, Inc.	7,400	297,110
#	Voya Financial, Inc.	28,966	1,968,529
	Washington Federal, Inc.	19,358	677,917
	Washington Trust Bancorp, Inc.	6,952	396,820
	Waterstone Financial, Inc.	11,218	229,072
	Webster Financial Corp.	2,734	155,319
	WesBanco, Inc.	20,414	724,493
#	West BanCorp, Inc.	4,026	118,848
	Westamerica BanCorp	6,400	371,712
	Western New England Bancorp, Inc.	12,440	112,955
	Westwood Holdings Group, Inc.	1,679	32,069
	White Mountains Insurance Group Ltd.	525	546,504
	Wintrust Financial Corp.	9,711	952,358
	WSFS Financial Corp.	22,649	1,186,355
	Zions Bancorp NA	39,595	2,685,333
TOTAL FINANCIALS			143,947,077
HEALTH CARE — (4.5%)
*	Acadia Healthcare Co., Inc.	19,038	1,002,351
#††	Achillion Pharmaceuticals, Inc.	70,786	102,640
*	Addus HomeCare Corp.	5,135	409,927
#*	Agios Pharmaceuticals, Inc.	4,983	153,925

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Akebia Therapeutics, Inc.	14,638	$29,130
*	AlerisLife, Inc.	11,501	33,813
*	Allscripts Healthcare Solutions, Inc.	58,581	1,184,508
*	American Shared Hospital Services	400	872
#*	Amneal Pharmaceuticals, Inc.	2,500	11,075
*	Amphastar Pharmaceuticals, Inc.	12,749	294,374
*	AnaptysBio, Inc.	7,221	230,855
*	AngioDynamics, Inc.	15,953	345,063
#*	ANI Pharmaceuticals, Inc.	4,800	194,016
*	Anika Therapeutics, Inc.	6,314	200,785
#*	Artivion, Inc.	3,855	68,619
#*	Athira Pharma, Inc.	992	10,218
*	aTyr Pharma, Inc.	2,013	11,454
*	Avanos Medical, Inc.	18,144	549,037
*	BioDelivery Sciences International, Inc.	2,616	9,575
*	Brookdale Senior Living, Inc.	60,458	319,823
#*	Cara Therapeutics, Inc.	4,826	55,885
*	Catalyst Biosciences, Inc.	721	418
*	Catalyst Pharmaceuticals, Inc.	9,532	54,904
#*	CbdMD, Inc.	722	751
*	Chinook Therapeutics, Inc.	5,011	64,642
*	Collegium Pharmaceutical, Inc.	2,738	48,873
*	Community Health Systems, Inc.	7,977	101,228
*	Computer Programs & Systems, Inc.	3,104	87,905
*	Covetrus, Inc.	20,962	378,783
*	Cross Country Healthcare, Inc.	9,073	195,160
*»	Curative Health Services, Inc.	1,058	0
#*	Cyclerion Therapeutics, Inc.	3,805	5,023
#*	Cymabay Therapeutics, Inc.	22,397	66,743
#*	Dyne Therapeutics, Inc.	868	6,441
*	Eagle Pharmaceuticals, Inc.	1,375	63,168
*	Elanco Animal Health, Inc.	20,108	523,612
*	Emergent BioSolutions, Inc.	4,518	211,442
*	Enanta Pharmaceuticals, Inc.	5,619	333,881
	Encompass Health Corp.	818	50,749
*	Endo International PLC	6,169	19,679
*	Envista Holdings Corp.	47,001	2,032,323
*	FONAR Corp.	2,833	43,997
*	GlycoMimetics, Inc.	14,503	17,259
*	Harvard Bioscience, Inc.	11,180	65,068
*	HealthStream, Inc.	6,405	155,962
*	ICU Medical, Inc.	350	74,676
*	Ideaya Biosciences, Inc.	691	11,450
#*	Immunovant, Inc.	8,826	61,694
#*	Innoviva, Inc.	9,817	157,367
*	Inogen, Inc.	5,823	173,118
*	Integer Holdings Corp.	8,618	675,737
*	IntriCon Corp.	3,353	49,054
*	Invacare Corp.	14,077	31,673
*	Jazz Pharmaceuticals PLC	10,429	1,448,692
*	Jounce Therapeutics, Inc.	18,276	136,704
*	Kewaunee Scientific Corp.	637	9,332
*	Kura Oncology, Inc.	3,488	49,146
*	LENSAR, Inc.	3,093	18,434
*	LHC Group, Inc.	1,266	157,111
*	Ligand Pharmaceuticals, Inc.	338	42,125
*»	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	19,121	467,508
*	Meridian Bioscience, Inc.	8,459	176,370

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Merit Medical Systems, Inc.	7,205	$399,517
#	Mesa Laboratories, Inc.	169	48,052
*	ModivCare, Inc.	93	10,782
#*	Mustang Bio, Inc.	38,746	45,720
*	Myriad Genetics, Inc.	5,033	132,318
	National HealthCare Corp.	3,769	246,493
*	Natus Medical, Inc.	12,646	291,364
*	NextGen Healthcare, Inc.	11,200	216,272
*	NuVasive, Inc.	4,546	236,437
#*	OPKO Health, Inc.	8,950	28,014
#*	OraSure Technologies, Inc.	20,186	178,646
	Organon & Co.	5,111	163,092
*	Orthofix Medical, Inc.	7,241	220,126
	Owens & Minor, Inc.	19,546	822,691
*	Pacira BioSciences, Inc.	1,345	84,426
	Patterson Cos., Inc.	21,976	630,491
#*††	PDL BioPharma, Inc.	35,325	121,165
	Perrigo Co. PLC	30,135	1,147,239
#*	PetIQ, Inc.	7,800	159,432
	Phibro Animal Health Corp., Class A	4,300	82,990
	Premier, Inc., Class A	18,939	723,849
*	Prestige Consumer Healthcare, Inc.	13,261	748,583
*	SeaSpine Holdings Corp.	4,201	50,328
	Select Medical Holdings Corp.	11,777	273,580
#*	Star Equity Holdings, Inc.	700	959
*	Supernus Pharmaceuticals, Inc.	14,030	432,826
*	Surface Oncology, Inc.	2,357	8,839
#*	Surgalign Holdings, Inc.	24,063	16,603
*	Sutro Biopharma, Inc.	3,749	40,039
#*	Synlogic, Inc.	7,427	15,522
#*	Syros Pharmaceuticals, Inc.	1,200	2,376
*	Taro Pharmaceutical Industries Ltd.	3,538	165,649
*	Triple-S Management Corp.	8,162	293,750
*	Turning Point Therapeutics, Inc.	506	18,838
*	United Therapeutics Corp.	2,687	542,425
	Universal Health Services, Inc., Class B	13,514	1,757,631
	Utah Medical Products, Inc.	600	56,442
*	Vanda Pharmaceuticals, Inc.	19,429	294,544
#*	Varex Imaging Corp.	7,333	191,391
*	Viking Therapeutics, Inc.	8,431	31,279
#*	X4 Pharmaceuticals, Inc.	532	1,096
TOTAL HEALTH CARE			24,417,963
INDUSTRIALS — (17.3%)
*	AAR Corp.	7,522	302,911
	ABM Industries, Inc.	19,876	828,630
#*	Acacia Research Corp.	29	130
	ACCO Brands Corp.	32,433	264,005
	Acme United Corp.	700	23,100
	Acuity Brands, Inc.	169	32,369
#	ADT, Inc.	69,710	529,099
*	AeroVironment, Inc.	2,799	159,319
	AGCO Corp.	14,693	1,722,020
#	Air Lease Corp.	38,619	1,537,422
*	Air Transport Services Group, Inc.	19,649	527,576
#*	Akerna Corp.	1,998	2,737
	Alamo Group, Inc.	5,448	767,351
	Albany International Corp., Class A	9,450	791,059
*	Allegiant Travel Co.	2,311	412,883

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allied Motion Technologies, Inc.	6,789	$243,386
*	Alta Equipment Group, Inc.	5,976	81,453
	Altra Industrial Motion Corp.	12,257	591,768
	AMERCO	4,172	2,540,539
*	American Woodmark Corp.	6,306	377,919
*	API Group Corp.	2,041	45,514
	Apogee Enterprises, Inc.	11,451	511,287
	Applied Industrial Technologies, Inc.	2,290	224,374
	ARC Document Solutions, Inc.	15,700	51,653
	ArcBest Corp.	9,910	876,440
	Arcosa, Inc.	20,471	955,177
	Argan, Inc.	5,931	220,337
*	Armstrong Flooring, Inc.	8,427	16,348
*	ASGN, Inc.	6,633	761,933
	Astec Industries, Inc.	10,216	646,571
*	Astronics Corp.	10,639	127,987
#*	Astronics Corp., Class B	385	4,539
*	Atlas Air Worldwide Holdings, Inc.	11,957	960,506
	AZZ, Inc.	9,978	474,753
	Barnes Group, Inc.	12,372	558,843
	Barrett Business Services, Inc.	2,506	160,384
*	Beacon Roofing Supply, Inc.	23,284	1,277,593
	BGSF, Inc.	3,300	44,913
	Boise Cascade Co.	12,237	859,282
	Brady Corp., Class A	8,122	421,694
*	BrightView Holdings, Inc.	9,267	122,973
#*	Broadwind, Inc.	4,795	8,487
*	Builders FirstSource, Inc.	28,942	1,967,767
*	CACI International, Inc., Class A	4,061	1,004,935
	Carlisle Cos., Inc.	127	28,377
*	CBIZ, Inc.	18,338	708,397
*	CECO Environmental Corp.	13,581	85,696
#*	Chart Industries, Inc.	1,094	133,326
*	CIRCOR International, Inc.	7,918	219,883
*	Civeo Corp.	3,081	66,457
*	Clean Harbors, Inc.	7,664	709,303
*	Colfax Corp.	30,636	1,259,752
	Columbus McKinnon Corp.	5,038	218,045
	Comfort Systems USA, Inc.	3,877	348,077
*	Commercial Vehicle Group, Inc.	6,897	53,383
	CompX International, Inc.	200	4,514
#*	Concrete Pumping Holdings, Inc.	4,548	37,339
*	Construction Partners, Inc., Class A	1,479	38,809
*	Cornerstone Building Brands, Inc.	700	10,325
	Costamare, Inc.	26,770	351,758
*	Covenant Logistics Group, Inc.	4,974	108,035
*	CPI Aerostructures, Inc.	1,158	2,640
	CRA International, Inc.	3,010	256,031
	Crane Co.	2,435	252,047
	Curtiss-Wright Corp.	4,395	583,612
	Deluxe Corp.	4,239	127,594
*	Ducommun, Inc.	4,739	207,331
*	DXP Enterprises, Inc.	6,186	176,610
*	Dycom Industries, Inc.	9,177	773,529
	Eagle Bulk Shipping, Inc.	1,869	83,769
	Eastern Co.	910	21,722
	EMCOR Group, Inc.	6,766	806,575
	Encore Wire Corp.	5,268	593,651
	EnerSys	4,635	347,301

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Eneti, Inc.	4,950	$33,858
#	Ennis, Inc.	10,515	199,049
	EnPro Industries, Inc.	4,915	516,173
	ESCO Technologies, Inc.	6,211	495,514
	Federal Signal Corp.	13,756	536,759
	Flowserve Corp.	7,191	234,570
*	Fluor Corp.	12,113	254,858
	Forward Air Corp.	2,317	246,297
	Franklin Electric Co., Inc.	1,126	97,737
#*	FTI Consulting, Inc.	4,262	621,442
*	Gates Industrial Corp. PLC	17,945	277,609
	GATX Corp.	14,182	1,481,310
	Genco Shipping & Trading Ltd.	10,785	167,815
*	Gencor Industries, Inc.	1,822	20,370
*	Gibraltar Industries, Inc.	6,137	336,308
*	GMS, Inc.	12,651	647,478
#	Gorman-Rupp Co.	9,371	375,871
	Graham Corp.	3,427	42,289
	Granite Construction, Inc.	12,476	448,886
*	Great Lakes Dredge & Dock Corp.	18,178	248,857
#	Greenbrier Cos., Inc.	11,925	481,293
	Griffon Corp.	17,303	387,414
#*	Harsco Corp.	15,124	237,447
*	Hawaiian Holdings, Inc.	16,332	279,277
	Heartland Express, Inc.	27,859	416,771
	Heidrick & Struggles International, Inc.	5,822	254,829
	Helios Technologies, Inc.	2,022	154,946
	Herc Holdings, Inc.	4,298	689,614
*	Heritage-Crystal Clean, Inc.	3,996	114,326
*	Hill International, Inc.	18,740	38,042
	Hillenbrand, Inc.	4,266	198,284
	HNI Corp.	6,843	286,995
*	Hub Group, Inc., Class A	10,414	788,548
*	Hudson Global, Inc.	170	5,080
*	Hudson Technologies, Inc.	3,873	14,446
	Huntington Ingalls Industries, Inc.	124	23,213
	Hurco Cos., Inc.	2,430	78,270
*	Huron Consulting Group, Inc.	13,406	591,473
*	Huttig Building Products, Inc.	7,900	72,048
	Hyster-Yale Materials Handling, Inc.	5,273	236,705
	ICF International, Inc.	4,421	417,298
*	IES Holdings, Inc.	4,262	210,117
	Insteel Industries, Inc.	5,944	224,862
	Interface, Inc.	10,275	136,246
*	JELD-WEN Holding, Inc.	15,377	362,897
*	JetBlue Airways Corp.	24,772	362,414
	Kadant, Inc.	1,702	355,684
	Kaman Corp.	7,125	284,786
*	KAR Auction Services, Inc.	18,852	268,075
	Kelly Services, Inc., Class A	12,054	205,882
	Kennametal, Inc.	13,692	473,332
	Kimball International, Inc., Class B	13,255	130,164
*	Kirby Corp.	11,848	772,253
	Knight-Swift Transportation Holdings, Inc.	43,670	2,470,849
	Korn Ferry	17,890	1,187,538
*	Kratos Defense & Security Solutions, Inc.	3,777	63,303
*	Lawson Products, Inc.	2,007	97,661
*	LB Foster Co., Class A	3,630	54,886
*	Limbach Holdings, Inc.	1,631	13,782

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	LS Starrett Co., Class A	489	$4,430
	LSI Industries, Inc.	9,836	73,180
*	Manitowoc Co., Inc.	15,281	278,878
	ManpowerGroup, Inc.	5,337	559,691
	ManTech International Corp., Class A	6,874	496,578
	Marten Transport Ltd.	21,324	355,898
*	Masonite International Corp.	3,143	311,911
#*	MasTec, Inc.	12,633	1,088,080
*	Matrix Service Co.	11,391	82,699
	Matson, Inc.	10,742	1,049,064
	Matthews International Corp., Class A	9,824	345,019
	Maxar Technologies, Inc.	11,171	290,558
*	Mayville Engineering Co., Inc.	2,633	30,201
	McGrath RentCorp	5,993	456,727
*	Mercury Systems, Inc.	5,335	303,668
*	Meritor, Inc.	11,169	257,445
*	Mesa Air Group, Inc.	11,416	57,080
	Miller Industries, Inc.	4,566	143,692
	MillerKnoll, Inc.	9,558	369,130
*	Mistras Group, Inc.	11,468	77,065
	Moog, Inc., Class A	9,741	742,654
*	MRC Global, Inc.	23,300	172,653
	Mueller Industries, Inc.	9,980	515,567
	Mueller Water Products, Inc., Class A	28,085	360,892
*	MYR Group, Inc.	5,161	485,289
	National Presto Industries, Inc.	2,149	176,755
	Nielsen Holdings PLC	61,150	1,153,289
	NL Industries, Inc.	5,599	36,393
#*	NN, Inc.	17,672	67,330
#*	Northwest Pipe Co.	4,013	113,849
*	NOW, Inc.	40,187	357,262
*	NV5 Global, Inc.	2,275	237,942
	nVent Electric PLC	21,152	731,648
*	Orion Group Holdings, Inc.	13,009	41,629
	Oshkosh Corp.	8,908	1,013,819
	Owens Corning	2,267	201,083
*	PAM Transportation Services, Inc.	2,916	203,624
#	Park Aerospace Corp.	7,310	98,904
	Park-Ohio Holdings Corp.	4,000	80,960
#*	Parsons Corp.	2,179	66,351
	Patriot Transportation Holding, Inc.	178	1,458
*	Perma-Pipe International Holdings, Inc.	1,500	13,275
*	PGT Innovations, Inc.	9,267	175,980
#	Powell Industries, Inc.	4,041	120,664
	Preformed Line Products Co.	2,167	131,407
	Primoris Services Corp.	15,626	401,901
*	Proto Labs, Inc.	438	21,979
*	Quad/Graphics, Inc.	18,082	80,284
	Quanex Building Products Corp.	10,042	218,815
	Quanta Services, Inc.	6,588	676,719
*	Radiant Logistics, Inc.	12,254	76,097
*	RCM Technologies, Inc.	4,177	28,654
	Regal Rexnord Corp.	7,758	1,229,488
*	Resideo Technologies, Inc.	26,996	668,961
	Resources Connection, Inc.	11,856	206,650
#	REV Group, Inc.	12,560	168,681
	Rush Enterprises, Inc., Class A	16,007	845,490
	Rush Enterprises, Inc., Class B	2,475	125,581
	Ryder System, Inc.	12,445	910,850

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Schneider National, Inc., Class B	15,608	$399,565
	Science Applications International Corp.	6,252	512,852
*	Sensata Technologies Holding PLC	23,039	1,321,517
*	SIFCO Industries, Inc.	659	4,019
*	SkyWest, Inc.	14,199	541,692
	Snap-on, Inc.	5,860	1,220,345
#*	Spirit Airlines, Inc.	21,909	470,386
	SPX FLOW, Inc.	8,347	719,511
	Standex International Corp.	2,335	231,982
	Steelcase, Inc., Class A	22,931	282,969
*	Stericycle, Inc.	188	11,043
*	Sterling Construction Co., Inc.	6,799	172,763
#*	Sunrun, Inc.	12,085	313,364
*	Team, Inc.	5,152	3,673
	Tennant Co.	309	23,846
	Terex Corp.	16,734	698,142
#	Textainer Group Holdings Ltd.	19,754	726,552
*	Thermon Group Holdings, Inc.	10,945	187,707
	Timken Co.	14,576	973,677
*	Titan International, Inc.	16,208	158,028
*	Titan Machinery, Inc.	7,999	246,369
#	Trinity Industries, Inc.	39,523	1,135,496
	Triton International Ltd.	23,925	1,445,548
*	TrueBlue, Inc.	12,939	344,177
*	Tutor Perini Corp.	24,498	291,526
*	Twin Disc, Inc.	2,022	23,273
*	U.S. Ecology, Inc.	8,232	235,271
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	50,399
	UFP Industries, Inc.	14,860	1,186,720
*	Ultralife Corp.	969	5,184
	UniFirst Corp.	2,099	398,999
*	Univar Solutions, Inc.	28,975	767,837
	Universal Logistics Holdings, Inc.	6,572	111,921
*	USA Truck, Inc.	3,957	74,669
*	Vectrus, Inc.	3,879	178,473
*	Veritiv Corp.	7,447	693,167
*	Vidler Water Resouces, Inc.	8,513	100,198
*	Virco Mfg. Corp.	4,400	13,200
	VSE Corp.	3,987	205,649
#	Wabash National Corp.	17,100	335,502
	Werner Enterprises, Inc.	17,645	786,791
*	WESCO International, Inc.	12,823	1,562,995
#*	Willdan Group, Inc.	1,985	62,448
*	Willis Lease Finance Corp.	2,293	82,021
*	WillScot Mobile Mini Holdings Corp.	31,721	1,174,946
	Zurn Water Solutions Corp.	3,291	100,507
TOTAL INDUSTRIALS			93,556,694
INFORMATION TECHNOLOGY — (8.2%)
*	ACI Worldwide, Inc.	9,089	312,389
	ADTRAN, Inc.	22,205	426,558
	Advanced Energy Industries, Inc.	3,335	287,410
*	Airgain, Inc.	2,500	23,875
	Alliance Data Systems Corp.	6,863	473,822
*	Alpha & Omega Semiconductor Ltd.	6,531	294,091
	Amkor Technology, Inc.	92,354	2,033,635
#*	Amtech Systems, Inc.	6,555	58,864
*	Arrow Electronics, Inc.	28,136	3,488,864
*	AstroNova, Inc.	1,475	20,267

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Asure Software, Inc.	2,090	$15,153
*	Aviat Networks, Inc.	3,200	92,864
	Avnet, Inc.	41,414	1,671,469
*	Aware, Inc.	4,272	12,346
*	Axcelis Technologies, Inc.	10,746	672,807
*	AXT, Inc.	17,093	128,027
	Bel Fuse, Inc., Class B	3,659	45,445
	Belden, Inc.	6,712	375,536
#	Benchmark Electronics, Inc.	15,349	370,525
#*	BM Technologies, Inc.	2,712	25,601
*	Bottomline Technologies De, Inc.	577	32,537
	Cass Information Systems, Inc.	3,100	126,108
#*	Cerence, Inc.	1,670	106,028
*	CEVA, Inc.	1,616	60,875
*	Ciena Corp.	3,312	219,619
	CMC Materials, Inc.	2,614	472,820
*	Cohu, Inc.	11,374	375,115
	Communications Systems, Inc.	2,300	4,715
*	Computer Task Group, Inc.	6,054	53,941
	Comtech Telecommunications Corp.	9,420	191,509
	Concentrix Corp.	12,784	2,569,456
*	Conduent, Inc.	79,377	375,453
*	Consensus Cloud Solutions, Inc.	366	20,752
	CSG Systems International, Inc.	3,875	219,984
*	CSP, Inc.	66	541
	CTS Corp.	9,528	319,664
*	CyberOptics Corp.	2,716	102,013
*	Daktronics, Inc.	17,660	86,534
*	Digi International, Inc.	11,927	266,449
*	Diodes, Inc.	3,868	358,912
*	DXC Technology Co.	46,591	1,401,457
#	Ebix, Inc.	7,089	215,435
*	EMCORE Corp.	11,906	69,174
*	ePlus, Inc.	7,320	336,500
*	ExlService Holdings, Inc.	136	16,391
*	Fabrinet	8,009	906,298
#*	First Solar, Inc.	21,545	1,688,697
*	Flex Ltd.	130,502	2,111,522
*	FormFactor, Inc.	10,258	438,427
*	Frequency Electronics, Inc.	2,659	24,170
*	Genasys, Inc.	2,774	10,735
*	GTY Technology Holdings, Inc.	3,577	18,064
	Hackett Group, Inc.	5,869	112,333
#*	Harmonic, Inc.	31,893	343,169
*	I3 Verticals, Inc., Class A	2,200	50,908
*	Ichor Holdings Ltd.	2,361	100,154
#*	II-VI, Inc.	942	59,723
	Information Services Group, Inc.	1,404	9,070
*	Insight Enterprises, Inc.	9,403	885,292
#	InterDigital, Inc.	4,754	328,169
*	inTEST Corp.	4,410	46,967
*	Intevac, Inc.	7,564	42,661
*	Iteris, Inc.	16,200	64,476
*	Itron, Inc.	2,054	127,348
	Jabil, Inc.	14,668	901,935
	Juniper Networks, Inc.	47,809	1,664,709
*	Key Tronic Corp.	2,718	16,634
*	Kimball Electronics, Inc.	10,520	208,191
*	Knowles Corp.	26,385	559,626

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Kulicke & Soffa Industries, Inc.	12,487	$682,914
*	KVH Industries, Inc.	7,706	69,354
*	Lantronix, Inc.	1,900	13,737
#*	LightPath Technologies, Inc., Class A	3,216	7,718
#*	Luna Innovations, Inc.	3,500	25,515
*	Magnachip Semiconductor Corp.	3,400	60,486
	Maximus, Inc.	1,480	114,434
	Methode Electronics, Inc.	10,626	467,863
*	N-Able, Inc.	640	7,142
*	NeoPhotonics Corp.	15,687	240,952
#*	NETGEAR, Inc.	9,954	275,427
*	NetScout Systems, Inc.	19,624	619,137
	Network-1 Technologies, Inc.	3,000	7,890
*	Onto Innovation, Inc.	7,410	678,311
*	Optical Cable Corp.	1,600	7,496
#*	OSI Systems, Inc.	4,996	414,368
	PC Connection, Inc.	7,888	341,945
	PC-Tel, Inc.	5,882	30,939
*	PDF Solutions, Inc.	3,455	102,717
*	PFSweb, Inc.	787	9,200
*	Photronics, Inc.	18,041	322,573
#*	Ping Identity Holding Corp.	4,863	96,239
*	Plexus Corp.	8,395	650,780
*	Rambus, Inc.	8,430	212,858
*	RF Industries Ltd.	681	4,917
*	Ribbon Communications, Inc.	56,517	254,326
	Richardson Electronics Ltd.	3,224	40,945
*	Rogers Corp.	3,710	1,012,644
*	Sanmina Corp.	23,837	901,515
#	Sapiens International Corp. NV	3,588	114,242
*	ScanSource, Inc.	9,850	307,123
*	SecureWorks Corp., Class A	1,375	20,281
*»	Silicon Graphics, Inc.	137	0
*	Smith Micro Software, Inc.	2,220	9,280
	SolarWinds Corp.	3,244	44,118
*	Stratasys Ltd.	9,275	221,116
*	Super Micro Computer, Inc.	12,744	516,387
#*	Synchronoss Technologies, Inc.	31,000	63,240
	TD SYNNEX Corp.	13,283	1,389,003
*	TESSCO Technologies, Inc.	3,407	19,250
*	TTM Technologies, Inc.	29,824	401,431
*	Turtle Beach Corp.	2,802	56,937
*	Ultra Clean Holdings, Inc.	7,830	394,789
*	Upland Software, Inc.	3,103	60,819
#*	Veeco Instruments, Inc.	14,237	391,375
*	Verint Systems, Inc.	3,958	203,164
*	Viasat, Inc.	9,165	403,443
#*	VirnetX Holding Corp.	1,799	4,066
	Vishay Intertechnology, Inc.	37,968	786,317
*	Vishay Precision Group, Inc.	4,363	139,747
*	WidePoint Corp.	744	2,850
	Xerox Holdings Corp.	47,535	1,003,464
	Xperi Holding Corp.	23,253	392,278
TOTAL INFORMATION TECHNOLOGY			44,169,870
MATERIALS — (8.6%)
	AdvanSix, Inc.	12,468	524,778
#*	AgroFresh Solutions, Inc.	10,796	21,376
	Alcoa Corp.	49,357	2,799,035

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Allegheny Technologies, Inc.	5,575	$101,967
*	Alpha Metallurgical Resources, Inc.	6,668	421,618
	American Vanguard Corp.	14,136	214,443
#*	Ampco-Pittsburgh Corp.	4,848	27,682
*	Arconic Corp.	16,326	504,963
	Ashland Global Holdings, Inc.	13,503	1,296,828
	Avient Corp.	503	25,034
*	Berry Global Group, Inc.	29,240	1,971,361
	Cabot Corp.	12,411	682,481
	Caledonia Mining Corp. PLC	2,657	30,183
	Carpenter Technology Corp.	15,831	454,666
	Chase Corp.	622	59,015
*	Clearwater Paper Corp.	6,893	217,957
#*	Coeur Mining, Inc.	32,017	150,160
	Commercial Metals Co.	40,252	1,346,027
*	Core Molding Technologies, Inc.	2,490	19,945
	Ecovyst, Inc.	16,859	172,468
	Element Solutions, Inc.	61,623	1,382,820
*	Ferro Corp.	13,199	287,738
#*	Ferroglobe PLC	13,097	66,533
*»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
#	Fortitude Gold Corp.	5,267	33,709
	Friedman Industries, Inc.	1,905	18,078
	FutureFuel Corp.	15,413	120,221
*	GCP Applied Technologies, Inc.	6,107	194,813
	Glatfelter Corp.	15,735	273,160
#	Gold Resource Corp.	18,435	30,233
	Graphic Packaging Holding Co.	71,268	1,347,678
	Greif, Inc., Class A	8,123	480,557
	Greif, Inc., Class B	2,591	153,905
	Hawkins, Inc.	7,610	284,005
	Haynes International, Inc.	5,048	189,906
	HB Fuller Co.	13,400	961,718
#	Hecla Mining Co.	141,656	702,614
	Huntsman Corp.	62,390	2,235,434
	Innospec, Inc.	6,586	612,235
*	Intrepid Potash, Inc.	4,317	167,413
*	Koppers Holdings, Inc.	6,768	202,228
*	Kraton Corp.	13,762	638,282
	Kronos Worldwide, Inc.	20,210	290,013
	Louisiana-Pacific Corp.	934	62,055
*	LSB Industries, Inc.	6,503	63,209
	Materion Corp.	6,626	548,964
	Mercer International, Inc.	22,951	278,855
	Minerals Technologies, Inc.	11,516	805,774
	Mosaic Co.	38,307	1,530,365
	Myers Industries, Inc.	4,300	77,701
	Neenah, Inc.	3,946	181,911
#	Nexa Resources SA	9,879	81,897
	Olin Corp.	36,575	1,853,255
	Olympic Steel, Inc.	6,193	131,849
*	Ranpak Holdings Corp.	439	11,792
#*	Rayonier Advanced Materials, Inc.	21,285	132,606
	Reliance Steel & Aluminum Co.	22,422	3,427,875
	Resolute Forest Products, Inc.	24,714	336,605
	Ryerson Holding Corp.	12,317	252,498
	Schnitzer Steel Industries, Inc., Class A	9,993	391,126
	Schweitzer-Mauduit International, Inc.	10,508	318,077
	Sensient Technologies Corp.	5,813	492,594

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Silgan Holdings, Inc.	1,010	$45,228
	Sonoco Products Co.	15,411	872,879
	Steel Dynamics, Inc.	47,536	2,639,199
	Stepan Co.	5,683	626,039
*	Summit Materials, Inc., Class A	36,382	1,293,744
	SunCoke Energy, Inc.	32,175	220,399
*	Synalloy Corp.	912	15,194
*	TimkenSteel Corp.	17,420	244,403
#*	Trecora Resources	9,171	76,761
	Tredegar Corp.	14,033	164,888
	TriMas Corp.	6,595	229,242
	Trinseo PLC	5,224	279,693
	Tronox Holdings PLC, Class A	39,317	892,496
#	U.S. Steel Corp.	27,947	579,062
*	UFP Technologies, Inc.	2,556	181,374
	United States Lime & Minerals, Inc.	1,241	156,974
*	Universal Stainless & Alloy Products, Inc.	2,690	23,537
*	Venator Materials PLC	28,594	69,197
	Verso Corp., Class A	10,042	269,929
	Warrior Met Coal, Inc.	15,197	398,161
	Westlake Chemical Corp.	24,175	2,384,864
	WestRock Co.	30,750	1,419,420
	Worthington Industries, Inc.	13,566	735,006
TOTAL MATERIALS			46,511,977
REAL ESTATE — (1.3%)
*	AMREP Corp.	600	7,200
#*	Cushman & Wakefield PLC	21,044	441,714
*	Five Point Holdings LLC, Class A	1,742	10,086
*	Forestar Group, Inc.	15,257	304,377
*	FRP Holdings, Inc.	2,800	158,144
*	Howard Hughes Corp.	7,465	718,954
*	Jones Lang LaSalle, Inc.	14,289	3,583,538
	Kennedy-Wilson Holdings, Inc.	10,714	240,637
*	Marcus & Millichap, Inc.	8,957	419,277
*	Rafael Holdings, Inc., Class B	2,100	8,694
	RE/MAX Holdings, Inc., Class A	7,315	217,694
*	Realogy Holdings Corp.	28,615	472,148
*	Stratus Properties, Inc.	650	23,816
*	Tejon Ranch Co.	11,225	195,427
TOTAL REAL ESTATE			6,801,706
UTILITIES — (0.9%)
	Brookfield Renewable Corp., Class A	8,452	289,227
#	Genie Energy Ltd., Class B	2,650	13,330
	Macquarie Infrastructure Holdings LLC	17,877	64,536
	MDU Resources Group, Inc.	43,349	1,273,160
	New Jersey Resources Corp.	12,747	512,557
	NRG Energy, Inc.	11,693	466,901
#	Ormat Technologies, Inc.	4,412	300,722
	Vistra Corp.	93,365	2,036,291
TOTAL UTILITIES			4,956,724
TOTAL COMMON STOCKS			515,484,910

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	307	$29,515
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	173,340
TOTAL PREFERRED STOCKS			202,855
TOTAL INVESTMENT SECURITIES (Cost $383,994,225)			515,687,765

SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	2,036,872	23,564,569
TOTAL INVESTMENTS — (100.0%)
(Cost $407,556,316)^^			$539,252,334
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,207,502	—	—	$17,207,502
Consumer Discretionary	68,429,665	—	$2,744	68,432,409
Consumer Staples	25,200,917	—	—	25,200,917
Energy	40,282,071	—	—	40,282,071
Financials	143,947,077	—	—	143,947,077
Health Care	24,194,158	—	223,805	24,417,963
Industrials	93,556,694	—	—	93,556,694
Information Technology	44,169,870	—	—	44,169,870
Materials	46,511,977	—	—	46,511,977
Real Estate	6,801,706	—	—	6,801,706
Utilities	4,956,724	—	—	4,956,724
Preferred Stocks
Consumer Discretionary	29,515	—	—	29,515
Industrials	173,340	—	—	173,340
Securities Lending Collateral	—	$23,564,569	—	23,564,569
TOTAL	$515,461,216	$23,564,569	$226,549^	$539,252,334

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2022, the Fund consisted of one hundred and one operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2022, the DFA Commodity Strategy Portfolio held $362,467,039 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$383,390
U.S. Large Cap Value Portfolio	14,733,557
U.S. Targeted Value Portfolio	8,619,317
U.S. Small Cap Value Portfolio	9,735,812
U.S. Core Equity 1 Portfolio	14,103,795
U.S. Core Equity 2 Portfolio	14,901,302
U.S. Vector Equity Portfolio	2,539,996
U.S. Small Cap Portfolio	9,216,808
U.S. Micro Cap Portfolio	4,287,083
DFA Real Estate Securities Portfolio	6,140,489
Large Cap International Portfolio	4,216,364
International Core Equity Portfolio	27,087,046
International Small Company Portfolio	10,573,146
Global Small Company Portfolio	83,276
Japanese Small Company Portfolio	305,224
Asia Pacific Small Company Portfolio	342,682
United Kingdom Small Company Portfolio	31,533
Continental Small Company Portfolio	700,975
DFA International Real Estate Securities Portfolio	6,383,061
DFA Global Real Estate Securities Portfolio	8,600,532
DFA International Small Cap Value Portfolio	10,844,205
International Vector Equity Portfolio	2,906,396
World ex U.S. Value Portfolio	266,823
World ex U.S. Targeted Value Portfolio	701,513
World ex U.S. Core Equity Portfolio	3,199,044
Selectively Hedged Global Equity Portfolio	188,993
Emerging Markets Portfolio	3,500,919
Emerging Markets Small Cap Portfolio	4,072,533
Emerging Markets Value Portfolio	10,239,013
Emerging Markets Core Equity Portfolio	20,255,897
U.S. Large Cap Equity Portfolio	1,011,523
DFA Commodity Strategy Portfolio	3,156,698
DFA One-Year Fixed Income Portfolio	7,309,638

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,886,999
DFA Selectively Hedged Global Fixed Income Portfolio	1,261,113
DFA Short-Term Government Portfolio	1,896,851
DFA Five-Year Global Fixed Income Portfolio	13,931,617
DFA World ex U.S. Government Fixed Income Portfolio	1,727,966
DFA Intermediate Government Fixed Income Portfolio	6,138,941
DFA Short-Term Extended Quality Portfolio	7,176,402
DFA Intermediate-Term Extended Quality Portfolio	2,092,379
DFA Targeted Credit Portfolio	954,217
DFA Investment Grade Portfolio	13,998,608
DFA Inflation-Protected Securities Portfolio	6,985,446
DFA Short-Term Municipal Bond Portfolio	2,391,569
DFA Intermediate-Term Municipal Bond Portfolio	2,040,786
DFA Selective State Municipal Bond Portfolio	295,056
DFA California Short-Term Municipal Bond Portfolio	880,711
DFA California Intermediate-Term Municipal Bond Portfolio	656,409
DFA NY Municipal Bond Portfolio	122,453
Dimensional Retirement Income Fund	75,184
Dimensional 2045 Target Date Retirement Income Fund	77,606
Dimensional 2050 Target Date Retirement Income Fund	52,457
Dimensional 2055 Target Date Retirement Income Fund	31,423
Dimensional 2060 Target Date Retirement Income Fund	30,410
Dimensional 2065 Target Date Retirement Income Fund	3,000
Dimensional 2010 Target Date Retirement Income Fund	22,821
Dimensional 2015 Target Date Retirement Income Fund	38,424
Dimensional 2020 Target Date Retirement Income Fund	104,716
Dimensional 2025 Target Date Retirement Income Fund	141,781
Dimensional 2030 Target Date Retirement Income Fund	146,906
Dimensional 2035 Target Date Retirement Income Fund	122,794
Dimensional 2040 Target Date Retirement Income Fund	95,533
DFA Short-Duration Real Return Portfolio	1,917,324
DFA Municipal Real Return Portfolio	1,221,747
DFA Municipal Bond Portfolio	748,848
World Core Equity Portfolio	764,371
DFA LTIP Portfolio	368,185
U.S. Social Core Equity 2 Portfolio	872,136
U.S. Sustainability Core 1 Portfolio	3,508,424
U.S. Sustainability Targeted Value Portfolio	245,079
International Sustainability Core 1 Portfolio	2,817,970
International Social Core Equity Portfolio	1,307,134
Global Social Core Equity Portfolio	33,303
Emerging Markets Social Core Equity Portfolio	1,361,223
VA U.S. Targeted Value Portfolio	407,593
VA U.S. Large Value Portfolio	420,006
VA International Value Portfolio	381,867
VA International Small Portfolio	287,290
VA Short-Term Fixed Portfolio	384,549
VA Global Bond Portfolio	409,555

Federal Tax Cost
VIT Inflation-Protected Securities Portfolio	$250,779
VA Global Moderate Allocation Portfolio	132,233
U.S. Large Cap Growth Portfolio	1,300,389
U.S. Small Cap Growth Portfolio	625,308
International Large Cap Growth Portfolio	455,385
International Small Cap Growth Portfolio	292,578
DFA Social Fixed Income Portfolio	565,446
DFA Diversified Fixed Income Portfolio	2,453,095
U.S. High Relative Profitability Portfolio	4,243,703
International High Relative Profitability Portfolio	1,920,851
VA Equity Allocation Portfolio	77,908
DFA MN Municipal Bond Portfolio	39,816
DFA California Municipal Real Return Portfolio	228,955
DFA Global Core Plus Fixed Income Portfolio	3,353,622
Emerging Markets Sustainability Core 1 Portfolio	888,027
Emerging Markets Targeted Value Portfolio	183,675
DFA Global Sustainability Fixed Income Portfolio	967,771
DFA Oregon Municipal Bond Portfolio	60,761
DFA Global Core Plus Real Return Portfolio	334,237
Emerging Markets ex China Core Equity Portfolio	347,032
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.